UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000E Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to §§ 210.12-12 — 12-14 of Regulation S-X are as follows:

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.5%

REPURCHASE AGREEMENTS(a) - 97.5%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $4,662,066 (Cost $4,661,061)	4,661,061	4,661,061

Total Investments - 97.5% (Cost $4,661,061)		4,661,061
Other Assets Less Liabilities - 2.5%		117,312
Net Assets - 100.0%		4,778,373

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Credit Default Swap Agreements - Buy protection (1)

Underlying Instrument	Fixed Deal Pay Rate	Fixed Rate Payment Frequency	Maturity Date	Implied Credit Spread at August 31, 2018(2)	Notional Amount(3)	Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 1, Series 30	5.00%	Quarterly	6/20/2023	3.30%	$4,400,000	$(345,738)	$(242,815)	$(102,923)

(1) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(2) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

Decline of the Retail Store ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 60.1%

REPURCHASE AGREEMENTS(a) - 60.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,149,947 (Cost $3,149,266)	3,149,266	3,149,266

Total Investments - 60.1% (Cost $3,149,266)		3,149,266
Other Assets Less Liabilities - 39.9%		2,093,501
Net Assets - 100.0%		5,242,767

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,571,748)	11/13/2019	Credit Suisse International	(2.58)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,667,113)
(1,657,309)	11/6/2019	Societe Generale	(0.88)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,796,408)
(5,229,057)					(3,463,521)
				Total Unrealized Depreciation	(3,463,521)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 84.6%

Construction & Engineering - 5.9%
Ferrovial SA	19,891	430,023
Vinci SA	20,792	1,992,529
		2,422,552
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA(a)	6,143	157,726
Ei Towers SpA	653	42,977
Infrastrutture Wireless Italiane SpA(a)	9,640	73,404
		274,107
Electric Utilities - 9.3%
AusNet Services	68,963	81,555
Edison International	10,792	709,358
Elia System Operator SA/NV	1,212	75,687
Eversource Energy	10,484	654,516
Fortis, Inc.	16,966	555,393
Hydro One Ltd.(a)	11,728	173,269
PG&E Corp.	17,108	790,048
Red Electrica Corp. SA	17,381	365,167
Spark Infrastructure Group	67,562	116,569
Terna Rete Elettrica Nazionale SpA	56,237	295,444
		3,817,006
Equity Real Estate Investment Trusts (REITs) - 10.6%
American Tower Corp.	14,630	2,181,625
Crown Castle International Corp.	13,725	1,565,062
InfraREIT, Inc.	1,309	27,345
SBA Communications Corp.*	3,809	591,271
		4,365,303
Gas Utilities - 7.9%
APA Group	43,706	314,203
Atmos Energy Corp.	3,680	339,406
Beijing Enterprises Holdings Ltd.	17,703	84,920
China Gas Holdings Ltd.	84,663	269,131
China Resources Gas Group Ltd.	30,116	137,174
ENN Energy Holdings Ltd.	28,125	256,211
Hong Kong & China Gas Co. Ltd.	330,161	679,777
Italgas SpA	18,219	98,422
New Jersey Resources Corp.	2,929	133,563
Northwest Natural Gas Co.	969	62,888
ONE Gas, Inc.	1,743	136,878
Southwest Gas Holdings, Inc.	1,610	124,485
Spire, Inc.	1,668	124,349
Toho Gas Co. Ltd.	3,699	124,010
Tokyo Gas Co. Ltd.	14,931	353,824
Towngas China Co. Ltd.*	37,055	34,134
		3,273,375
Media - 1.1%
Eutelsat Communications SA	6,921	163,885
SES SA, FDR	15,395	308,789
		472,674
Multi-Utilities - 10.6%
ACEA SpA	1,701	24,246
Brookfield Infrastructure Partners LP	5,023	195,897
CenterPoint Energy, Inc.	14,294	397,230
Consolidated Edison, Inc.	10,293	812,427
National Grid plc	144,812	1,520,706
NiSource, Inc.	11,176	302,534
NorthWestern Corp.	1,624	97,375
Sempra Energy	8,738	1,014,307
Unitil Corp.	472	23,860
		4,388,582
Oil, Gas & Consumable Fuels - 24.1%
Cheniere Energy, Inc.*	6,859	459,073
Enagas SA	8,407	233,714
Enbridge Energy Management LLC*	2,893	31,389
Enbridge Income Fund Holdings, Inc.	5,113	128,824
Enbridge, Inc.	63,143	2,153,636
EnLink Midstream LLC	2,007	32,714
Inter Pipeline Ltd.	14,239	261,648
Keyera Corp.	7,645	210,662
Kinder Morgan Canada Ltd.(a)	3,834	50,474
Kinder Morgan, Inc.	62,770	1,111,029
Koninklijke Vopak NV	2,473	127,452
ONEOK, Inc.	13,601	896,442
Pembina Pipeline Corp.	18,625	635,248
Plains GP Holdings LP, Class A*	5,174	133,386
SemGroup Corp., Class A	2,224	53,821
Snam SpA	82,990	340,625
Tallgrass Energy LP	5,062	124,474
Targa Resources Corp.	7,271	400,414
TransCanada Corp.	32,964	1,403,938
Williams Cos., Inc. (The)	39,274	1,162,118
		9,951,081
Transportation Infrastructure - 10.0%
Aena SME SA(a)	2,945	521,307
Aeroports de Paris	1,310	287,846
ASTM SpA	1,392	28,405
Atlantia SpA	18,858	392,915
Atlas Arteria Ltd.	26,488	131,010
Auckland International Airport Ltd.	37,679	178,114
Beijing Capital International Airport Co. Ltd., Class H	57,372	61,109
China Merchants Port Holdings Co. Ltd.	50,029	102,114
COSCO SHIPPING Ports Ltd.	66,697	70,617
Flughafen Zurich AG (Registered)	766	158,376
Fraport AG Frankfurt Airport Services Worldwide	1,484	133,394
Getlink	18,771	236,405
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,706	89,923
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,515	156,515
Grupo Aeroportuario del Sureste SAB de CV, ADR	813	152,511
Hamburger Hafen und Logistik AG	804	19,393
Hopewell Highway Infrastructure Ltd.(b)	35,883	21,294
Hutchison Port Holdings Trust	207,331	50,796
Japan Airport Terminal Co. Ltd.	2,678	119,909
Jiangsu Expressway Co. Ltd., Class H	49,085	62,038
Shenzhen Expressway Co. Ltd., Class H	26,743	25,930
Societa Iniziative Autostradali e Servizi SpA	2,620	36,494
Sydney Airport	44,296	229,598
Transurban Group(b)	89,082	772,335
Westshore Terminals Investment Corp.	1,924	39,600
Zhejiang Expressway Co. Ltd., Class H	55,875	44,351
		4,122,299

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)

Water Utilities - 4.4%
American States Water Co.	1,227	74,148
American Water Works Co., Inc.	5,892	515,727
Aqua America, Inc.	5,895	219,176
Beijing Enterprises Water Group Ltd.	211,717	115,451
California Water Service Group	1,606	66,087
China Water Affairs Group Ltd.	35,544	40,712
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	13,725	82,487
Pennon Group plc	16,729	166,697
Severn Trent plc	9,646	250,236
SJW Group	553	32,024
United Utilities Group plc	27,378	263,225
		1,825,970
TOTAL COMMON STOCKS (Cost $33,665,983)		34,912,949

MASTER LIMITED PARTNERSHIPS - 14.4%

Oil, Gas & Consumable Fuels - 14.4%
Andeavor Logistics LP	2,946	143,117
Antero Midstream Partners LP	2,909	85,146
BP Midstream Partners LP	715	14,107
Buckeye Partners LP	4,867	171,610
Cheniere Energy Partners LP	1,391	52,719
Crestwood Equity Partners LP	1,606	60,386
DCP Midstream LP	2,952	121,652
Dominion Energy Midstream Partners LP	1,635	26,814
Enable Midstream Partners LP	2,791	43,456
Enbridge Energy Partners LP	8,993	101,261
Energy Transfer Equity LP	30,692	537,110
Energy Transfer Partners LP	35,433	799,014
EnLink Midstream Partners LP	5,500	97,900
Enterprise Products Partners LP	48,880	1,397,968
EQT GP Holdings LP	996	20,916
EQT Midstream Partners LP	2,755	157,476
Genesis Energy LP	3,492	83,564
Holly Energy Partners LP	1,507	43,643
Magellan Midstream Partners LP	7,549	515,219
MPLX LP	9,468	335,830
Noble Midstream Partners LP	591	25,886
NuStar Energy LP	3,251	89,988
Phillips 66 Partners LP	1,671	85,990
Plains All American Pipeline LP	14,182	370,434
Shell Midstream Partners LP	4,419	98,853
Spectra Energy Partners LP	2,891	109,742
Summit Midstream Partners LP	1,466	23,676
TC PipeLines LP	1,772	59,185
TransMontaigne Partners LP	396	15,198
Valero Energy Partners LP	756	27,057
Western Gas Equity Partners LP	1,333	45,135
Western Gas Partners LP	3,184	155,538

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,598,724)		5,915,590

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	21,477	69,011
HICL Infrastructure Co. Ltd.	71,720	145,795

TOTAL CLOSED END FUNDS (Cost $225,645)		214,806

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $134,827 (Cost $134,798)	134,798	134,798

Total Investments - 99.8% (Cost $40,625,150)		41,178,143
Other Assets Less Liabilities - 0.2%		79,851
Net Assets - 100.0%		41,257,994

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $793,629, which represents approximately 1.92% of net assets of the Fund.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                     American Depositary Receipt

FDR                       Fiduciary Depositary Receipt

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2018:

United States	51.9%
Canada	14.0%
France	6.5%
United Kingdom	5.9%
Spain	4.1%
Australia	4.0%
Italy	3.3%
Hong Kong	2.7%
China	2.2%
Japan	1.4%
Mexico	0.8%
Luxembourg	0.8%
New Zealand	0.4%
Switzerland	0.4%
Germany	0.3%
Netherlands	0.3%
Brazil	0.2%
Belgium	0.2%
Singapore	0.1%
Other (1)	0.5%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Equities for Rising Rates ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.0%
Textron, Inc.	4,357	300,764

Air Freight & Logistics - 2.0%
XPO Logistics, Inc.*	2,866	305,229

Banks - 18.3%
Bank of America Corp.	15,280	472,610
Citizens Financial Group, Inc.	11,073	455,765
Fifth Third Bancorp	15,008	441,686
Huntington Bancshares, Inc.	29,183	473,056
KeyCorp	22,044	464,467
Regions Financial Corp.	24,226	471,438
		2,779,022
Capital Markets - 5.8%
Charles Schwab Corp. (The)	8,429	428,109
Morgan Stanley	9,087	443,718
		871,827
Chemicals - 8.7%
Celanese Corp., Series A	1,939	226,533
DowDuPont, Inc.	3,267	229,115
Eastman Chemical Co.	2,155	209,100
LyondellBasell Industries NV, Class A	1,961	221,162
Mosaic Co. (The)	7,678	240,091
Westlake Chemical Corp.	2,001	189,234
		1,315,235
Construction & Engineering - 2.2%
Jacobs Engineering Group, Inc.	4,523	328,777

Containers & Packaging - 3.2%
International Paper Co.	4,135	211,464
WestRock Co.	5,036	277,383
		488,847
Electrical Equipment - 2.0%
AMETEK, Inc.	3,980	306,301

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	1,777	155,594

Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc.	8,271	389,316

Insurance - 6.0%
Lincoln National Corp.	6,920	453,814
Prudential Financial, Inc.	4,606	452,539
		906,353
IT Services - 1.9%
Alliance Data Systems Corp.	1,231	293,692

Machinery - 2.1%
Parker-Hannifin Corp.	1,843	323,631

Metals & Mining - 4.0%
Freeport-McMoRan, Inc.	12,478	175,316
Nucor Corp.	3,446	215,375
Steel Dynamics, Inc.	4,687	214,336
		605,027
Oil, Gas & Consumable Fuels - 22.6%
Andeavor	2,736	418,033
Apache Corp.	7,678	336,527
ConocoPhillips	5,156	378,605
Devon Energy Corp.	8,165	350,524
Marathon Oil Corp.	17,208	370,144
Marathon Petroleum Corp.	5,116	420,996
Phillips 66	3,196	378,758
Valero Energy Corp.	3,239	381,813
Williams Cos., Inc. (The)	13,241	391,801
		3,427,201
Road & Rail - 4.2%
CSX Corp.	4,502	333,868
Old Dominion Freight Line, Inc.	1,928	293,827
		627,695
Semiconductors & Semiconductor Equipment - 3.0%
Micron Technology, Inc.*	2,738	143,800
NVIDIA Corp.	606	170,092
Skyworks Solutions, Inc.	1,486	135,672
		449,564
Software - 3.4%
Autodesk, Inc.*	1,095	169,013
ServiceNow, Inc.*	832	163,372
Splunk, Inc.*	1,449	185,689
		518,074
Technology Hardware, Storage & Peripherals - 2.7%
NetApp, Inc.	1,828	158,689
Seagate Technology plc	2,543	136,152
Western Digital Corp.	1,855	117,310
		412,151
Trading Companies & Distributors - 2.0%
United Rentals, Inc.*	1,945	303,167

TOTAL COMMON STOCKS (Cost $14,514,992)		15,107,467

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $35,642 (Cost $35,636)	35,636	35,636

Total Investments - 99.9% (Cost $14,550,628)		15,143,103
Other Assets Less Liabilities - 0.1%		21,981
Net Assets - 100.0%		15,165,084

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 92.6%

Capital Markets - 66.5%
3i Group plc	174,279	2,025,362
Apollo Investment Corp.	89,507	495,869
Ares Capital Corp.	125,527	2,191,701
AURELIUS Equity Opportunities SE & Co. KGaA	12,346	623,095
Barings BDC, Inc.	23,397	248,476
BlackRock TCP Capital Corp.	25,639	373,560
Brait SE*	128,106	325,343
FS Investment Corp.	105,565	807,572
Gimv NV	8,166	460,190
Goldman Sachs BDC, Inc.	14,730	324,207
Golub Capital BDC, Inc.	25,996	496,524
Hercules Capital, Inc.	39,609	535,514
IP Group plc*	301,423	508,795
Main Street Capital Corp.	24,416	985,430
New Mountain Finance Corp.	29,884	410,905
Oaktree Specialty Lending Corp.	50,913	258,638
PennantPark Investment Corp.	30,526	237,492
Prospect Capital Corp.	132,905	996,788
Ratos AB, Class B	98,483	342,666
Solar Capital Ltd.	17,445	379,429
TCG BDC, Inc.	25,511	433,432
TPG Specialty Lending, Inc.	27,133	544,017
		14,005,005
Diversified Financial Services - 22.0%
Eurazeo SA	11,901	903,441
Onex Corp.	28,169	2,020,829
Wendel SA	11,549	1,710,542
		4,634,812
Internet Software & Services - 4.1%
Rocket Internet SE*(a)	25,078	866,875

TOTAL COMMON STOCKS (Cost $19,574,670)		19,506,692

CLOSED END FUNDS - 5.0%

Capital Markets - 5.0%
HBM Healthcare Investments AG Class A*	2,607	434,119
HgCapital Trust plc	11,191	281,466
Princess Private Equity Holding Ltd.	28,627	338,934

TOTAL CLOSED END FUNDS (Cost $949,641)		1,054,519

MASTER LIMITED PARTNERSHIPS - 1.9%

Diversified Financial Services - 1.9%
Compass Diversified Holdings (Cost $374,931)	21,823	388,449

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $87,655 (Cost $87,636)	87,636	87,636

Total Investments - 99.9% (Cost $20,986,878)		21,037,296
Other Assets Less Liabilities - 0.1%		19,170
Net Assets - 100.0%		21,056,466

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2018:

United States	48.0%
United Kingdom	15.0%
France	12.4%
Canada	9.6%
Germany	7.1%
Belgium	2.2%
Switzerland	2.1%
Sweden	1.6%
South Africa	1.5%
Other (1)	0.5%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 9.3%

Aerospace & Defense - 0.2%
Arconic, Inc.	80	1,790
Boeing Co. (The)	104	35,650
General Dynamics Corp.	52	10,057
Harris Corp.	22	3,575
Huntington Ingalls Industries, Inc.	8	1,956
L3 Technologies, Inc.	15	3,206
Lockheed Martin Corp.	47	15,059
Northrop Grumman Corp.	33	9,850
Raytheon Co.	54	10,770
Rockwell Collins, Inc.	31	4,215
Textron, Inc.	48	3,313
TransDigm Group, Inc.*	9	3,150
United Technologies Corp.	141	18,570
		121,161
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	26	2,498
Expeditors International of Washington, Inc.	33	2,418
FedEx Corp.	47	11,466
United Parcel Service, Inc., Class B	131	16,097
		32,479
Airlines - 0.0%(a)
Alaska Air Group, Inc.	23	1,552
American Airlines Group, Inc.	79	3,198
Delta Air Lines, Inc.	122	7,135
Southwest Airlines Co.	101	6,191
United Continental Holdings, Inc.*	45	3,934
		22,010
Auto Components - 0.0%(a)
Aptiv plc	50	4,401
BorgWarner, Inc.	37	1,619
Goodyear Tire & Rubber Co. (The)	45	1,021
		7,041
Automobiles - 0.0%(a)
Ford Motor Co.	741	7,025
General Motors Co.	240	8,652
Harley-Davidson, Inc.	32	1,364
		17,041
Banks - 0.6%
Bank of America Corp.	1,785	55,210
BB&T Corp.	148	7,646
Citigroup, Inc.	483	34,409
Citizens Financial Group, Inc.	92	3,787
Comerica, Inc.	33	3,217
Fifth Third Bancorp	130	3,826
Huntington Bancshares, Inc.	209	3,388
JPMorgan Chase & Co.	645	73,904
KeyCorp	201	4,235
M&T Bank Corp.	28	4,960
People’s United Financial, Inc.	66	1,222
PNC Financial Services Group, Inc. (The)	89	12,775
Regions Financial Corp.	213	4,145
SunTrust Banks, Inc.	88	6,473
SVB Financial Group*	10	3,227
US Bancorp	295	15,962
Wells Fargo & Co.	830	48,538
Zions Bancorp	37	1,972
		288,896
Beverages - 0.2%
Brown-Forman Corp., Class B	50	2,611
Coca-Cola Co. (The)	725	32,313
Constellation Brands, Inc., Class A	32	6,662
Molson Coors Brewing Co., Class B	35	2,336
Monster Beverage Corp.*	78	4,750
PepsiCo, Inc.	268	30,019
		78,691
Biotechnology - 0.2%
AbbVie, Inc.	287	27,546
Alexion Pharmaceuticals, Inc.*	42	5,134
Amgen, Inc.	126	25,176
Biogen, Inc.*	40	14,140
Celgene Corp.*	134	12,656
Gilead Sciences, Inc.	246	18,630
Incyte Corp.*	33	2,439
Regeneron Pharmaceuticals, Inc.*	15	6,101
Vertex Pharmaceuticals, Inc.*	48	8,851
		120,673
Building Products - 0.0%(a)
Allegion plc	18	1,570
AO Smith Corp.	27	1,568
Fortune Brands Home & Security, Inc.	28	1,484
Johnson Controls International plc	175	6,610
Masco Corp.	59	2,240
		13,472
Capital Markets - 0.3%
Affiliated Managers Group, Inc.	10	1,461
Ameriprise Financial, Inc.	27	3,833
Bank of New York Mellon Corp. (The)	191	9,961
BlackRock, Inc.	23	11,018
Cboe Global Markets, Inc.	21	2,117
Charles Schwab Corp. (The)	227	11,529
CME Group, Inc.	64	11,183
E*TRADE Financial Corp.*	50	2,943
Franklin Resources, Inc.	60	1,904
Goldman Sachs Group, Inc. (The)	67	15,933
Intercontinental Exchange, Inc.	110	8,385
Invesco Ltd.	78	1,880
Jefferies Financial Services, Inc.	57	1,324
Moody’s Corp.	32	5,697
Morgan Stanley	258	12,598
MSCI, Inc.	17	3,064
Nasdaq, Inc.	22	2,100
Northern Trust Corp.	40	4,298
Raymond James Financial, Inc.	25	2,326
S&P Global, Inc.	48	9,938
State Street Corp.	69	5,997
T. Rowe Price Group, Inc.	46	5,331
		134,820
Chemicals - 0.2%
Air Products & Chemicals, Inc.	42	6,984
Albemarle Corp.	21	2,006
CF Industries Holdings, Inc.	44	2,286
DowDuPont, Inc.	439	30,787
Eastman Chemical Co.	27	2,620
Ecolab, Inc.	49	7,374

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FMC Corp.	25	2,136
International Flavors & Fragrances, Inc.	15	1,954
LyondellBasell Industries NV, Class A	61	6,880
Mosaic Co. (The)	66	2,064
PPG Industries, Inc.	47	5,195
Praxair, Inc.	54	8,542
Sherwin-Williams Co. (The)	16	7,289
		86,117
Commercial Services & Supplies - 0.0%(a)
Cintas Corp.	16	3,414
Copart, Inc.*	38	2,444
Republic Services, Inc.	42	3,081
Stericycle, Inc.*	16	987
Waste Management, Inc.	75	6,817
		16,743
Communications Equipment - 0.1%
Arista Networks, Inc.*	9	2,691
Cisco Systems, Inc.	890	42,515
F5 Networks, Inc.*	12	2,270
Juniper Networks, Inc.	66	1,876
Motorola Solutions, Inc.	31	3,979
		53,331
Construction & Engineering - 0.0%(a)
Fluor Corp.	27	1,550
Jacobs Engineering Group, Inc.	23	1,672
Quanta Services, Inc.*	28	968
		4,190
Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	12	2,385
Vulcan Materials Co.	25	2,770
		5,155
Consumer Finance - 0.1%
American Express Co.	135	14,307
Capital One Financial Corp.	92	9,116
Discover Financial Services	66	5,156
Synchrony Financial	134	4,244
		32,823
Containers & Packaging - 0.0%(a)
Avery Dennison Corp.	17	1,788
Ball Corp.	66	2,764
International Paper Co.	78	3,989
Packaging Corp. of America	18	1,979
Sealed Air Corp.	31	1,243
WestRock Co.	49	2,699
		14,462
Distributors - 0.0%(a)
Genuine Parts Co.	28	2,796
LKQ Corp.*	59	2,037
		4,833
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	40	1,082

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B*	364	75,974

Diversified Telecommunication Services - 0.2%
AT&T, Inc.	1,375	43,918
CenturyLink, Inc.	186	3,973
Verizon Communications, Inc.	782	42,517
		90,408
Electric Utilities - 0.2%
Alliant Energy Corp.	44	1,885
American Electric Power Co., Inc.	93	6,671
Duke Energy Corp.	133	10,805
Edison International	62	4,075
Entergy Corp.	34	2,842
Evergy, Inc.	51	2,909
Eversource Energy	60	3,746
Exelon Corp.	183	7,999
FirstEnergy Corp.	85	3,177
NextEra Energy, Inc.	89	15,139
PG&E Corp.	98	4,526
Pinnacle West Capital Corp.	21	1,649
PPL Corp.	132	3,926
Southern Co. (The)	192	8,406
Xcel Energy, Inc.	96	4,613
		82,368
Electrical Equipment - 0.1%
AMETEK, Inc.	44	3,386
Eaton Corp. plc	83	6,901
Emerson Electric Co.	119	9,131
Rockwell Automation, Inc.	24	4,343
		23,761
Electronic Equipment, Instruments & Components - 0.0%(a)
Amphenol Corp., Class A	57	5,391
Corning, Inc.	157	5,261
FLIR Systems, Inc.	26	1,631
IPG Photonics Corp.*	7	1,229
TE Connectivity Ltd.	66	6,051
		19,563
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co.	79	2,604
Halliburton Co.	166	6,622
Helmerich & Payne, Inc.	21	1,377
National Oilwell Varco, Inc.	72	3,389
Schlumberger Ltd.	262	16,548
TechnipFMC plc	82	2,512
		33,052
Equity Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities, Inc.	19	2,439
American Tower Corp.	84	12,526
Apartment Investment & Management Co., Class A	30	1,314
AvalonBay Communities, Inc.	26	4,766
Boston Properties, Inc.	29	3,783
Crown Castle International Corp.	79	9,008
Digital Realty Trust, Inc.	39	4,847
Duke Realty Corp.	68	1,937
Equinix, Inc.	15	6,542
Equity Residential	70	4,742
Essex Property Trust, Inc.	13	3,202
Extra Space Storage, Inc.	24	2,213
Federal Realty Investment Trust	14	1,829
HCP, Inc.	89	2,406
Host Hotels & Resorts, Inc.	140	3,014
Iron Mountain, Inc.	53	1,913
Kimco Realty Corp.	80	1,369
Macerich Co. (The)	21	1,234
Mid-America Apartment Communities, Inc.	22	2,278
Prologis, Inc.	119	7,994
Public Storage	28	5,952
Realty Income Corp.	54	3,163
Regency Centers Corp.	28	1,849
SBA Communications Corp.*	22	3,415

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Simon Property Group, Inc.	59	10,799
SL Green Realty Corp.	17	1,775
UDR, Inc.	51	2,038
Ventas, Inc.	67	4,011
Vornado Realty Trust	33	2,541
Welltower, Inc.	70	4,670
Weyerhaeuser Co.	143	4,963
		124,532
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	83	19,350
Kroger Co. (The)	154	4,851
Sysco Corp.	91	6,808
Walgreens Boots Alliance, Inc.	161	11,038
Walmart, Inc.	274	26,266
		68,313
Food Products - 0.1%
Archer-Daniels-Midland Co.	106	5,343
Campbell Soup Co.	36	1,420
Conagra Brands, Inc.	75	2,756
General Mills, Inc.	112	5,153
Hershey Co. (The)	26	2,614
Hormel Foods Corp.	51	1,997
JM Smucker Co. (The)	22	2,274
Kellogg Co.	47	3,374
Kraft Heinz Co. (The)	113	6,585
McCormick & Co., Inc. (Non-Voting)	23	2,872
Mondelez International, Inc., Class A	279	11,919
Tyson Foods, Inc., Class A	56	3,517
		49,824
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	332	22,191
ABIOMED, Inc.*	8	3,253
Align Technology, Inc.*	14	5,411
Baxter International, Inc.	93	6,916
Becton Dickinson and Co.	51	13,355
Boston Scientific Corp.*	261	9,281
Cooper Cos., Inc. (The)	9	2,302
Danaher Corp.	116	12,011
DENTSPLY SIRONA, Inc.	43	1,717
Edwards Lifesciences Corp.*	40	5,770
Hologic, Inc.*	52	2,067
IDEXX Laboratories, Inc.*	16	4,065
Intuitive Surgical, Inc.*	21	11,760
Medtronic plc	256	24,681
ResMed, Inc.	27	3,008
Stryker Corp.	61	10,335
Varian Medical Systems, Inc.*	17	1,904
Zimmer Biomet Holdings, Inc.	38	4,698
		144,725
Health Care Providers & Services - 0.3%
Aetna, Inc.	62	12,417
AmerisourceBergen Corp.	31	2,789
Anthem, Inc.	48	12,707
Cardinal Health, Inc.	59	3,079
Centene Corp.*	39	5,713
Cigna Corp.	46	8,664
CVS Health Corp.	193	14,521
DaVita, Inc.*	26	1,802
Envision Healthcare Corp.*	23	1,043
Express Scripts Holding Co.*	106	9,330
HCA Healthcare, Inc.	53	7,108
Henry Schein, Inc.*	29	2,253
Humana, Inc.	26	8,665
Laboratory Corp. of America Holdings*	19	3,284
McKesson Corp.	38	4,892
Quest Diagnostics, Inc.	26	2,859
UnitedHealth Group, Inc.	182	48,860
Universal Health Services, Inc., Class B	17	2,213
		152,199
Health Care Technology - 0.0%(a)
Cerner Corp.*	60	3,907

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	77	4,735
Chipotle Mexican Grill, Inc.*	5	2,376
Darden Restaurants, Inc.	23	2,669
Hilton Worldwide Holdings, Inc.	53	4,114
Marriott International, Inc., Class A	56	7,082
McDonald’s Corp.	149	24,172
MGM Resorts International	95	2,754
Norwegian Cruise Line Holdings Ltd.*	39	2,091
Royal Caribbean Cruises Ltd.	32	3,923
Starbucks Corp.	261	13,951
Wynn Resorts Ltd.	16	2,373
Yum! Brands, Inc.	61	5,300
		75,540
Household Durables - 0.0%(a)
DR Horton, Inc.	65	2,893
Garmin Ltd.	21	1,431
Leggett & Platt, Inc.	25	1,136
Lennar Corp., Class A	52	2,687
Mohawk Industries, Inc.*	12	2,299
Newell Brands, Inc.	92	1,998
PulteGroup, Inc.	50	1,398
Whirlpool Corp.	12	1,500
		15,342
Household Products - 0.1%
Church & Dwight Co., Inc.	46	2,603
Clorox Co. (The)	25	3,624
Colgate-Palmolive Co.	165	10,958
Kimberly-Clark Corp.	66	7,626
Procter & Gamble Co. (The)	476	39,484
		64,295
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	125	1,683
NRG Energy, Inc.	57	2,017
		3,700
Industrial Conglomerates - 0.1%
3M Co.	112	23,623
General Electric Co.	1,645	21,286
Honeywell International, Inc.	141	22,428
Roper Technologies, Inc.	20	5,967
		73,304
Insurance - 0.2%
Aflac, Inc.	147	6,797
Allstate Corp. (The)	67	6,738
American International Group, Inc.	170	9,039
Aon plc	46	6,696
Arthur J Gallagher & Co.	35	2,525
Assurant, Inc.	10	1,028
Brighthouse Financial, Inc.*	23	955
Chubb Ltd.	88	11,901
Cincinnati Financial Corp.	28	2,147

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Everest Re Group Ltd.	8	1,784
Hartford Financial Services Group, Inc. (The)	68	3,425
Lincoln National Corp.	41	2,689
Loews Corp.	50	2,515
Marsh & McLennan Cos., Inc.	96	8,124
MetLife, Inc.	192	8,811
Principal Financial Group, Inc.	50	2,760
Progressive Corp. (The)	110	7,428
Prudential Financial, Inc.	80	7,860
Torchmark Corp.	20	1,758
Travelers Cos., Inc. (The)	51	6,712
Unum Group	42	1,549
Willis Towers Watson plc	25	3,682
XL Group Ltd.	49	2,812
		109,735
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.*	76	152,966
Booking Holdings, Inc.*	9	17,564
Expedia Group, Inc.	23	3,001
Netflix, Inc.*	82	30,150
TripAdvisor, Inc.*	20	1,086
		204,767
Internet Software & Services - 0.5%
Akamai Technologies, Inc.*	32	2,404
Alphabet, Inc., Class A*	57	70,213
Alphabet, Inc., Class C*	57	69,437
eBay, Inc.*	175	6,057
Facebook, Inc., Class A*	454	79,781
Twitter, Inc.*	124	4,362
VeriSign, Inc.*	18	2,855
		235,109
IT Services - 0.4%
Accenture plc, Class A	122	20,627
Alliance Data Systems Corp.	9	2,147
Automatic Data Processing, Inc.	83	12,180
Broadridge Financial Solutions, Inc.	22	2,973
Cognizant Technology Solutions Corp., Class A	111	8,706
DXC Technology Co.	54	4,919
Fidelity National Information Services, Inc.	63	6,815
Fiserv, Inc.*	78	6,245
FleetCor Technologies, Inc.*	17	3,634
Gartner, Inc.*	17	2,546
Global Payments, Inc.	30	3,737
International Business Machines Corp.	162	23,730
Mastercard, Inc., Class A	174	37,507
Paychex, Inc.	61	4,468
PayPal Holdings, Inc.*	211	19,482
Total System Services, Inc.	31	3,011
Visa, Inc., Class A	338	49,649
Western Union Co. (The)	87	1,646
		214,022
Leisure Products - 0.0%(a)
Hasbro, Inc.	22	2,185
Mattel, Inc.*	65	1,003
		3,188
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	61	4,120
Illumina, Inc.*	28	9,935
IQVIA Holdings, Inc.*	31	3,940
Mettler-Toledo International, Inc.*	5	2,922
PerkinElmer, Inc.	21	1,941
Thermo Fisher Scientific, Inc.	76	18,172
Waters Corp.*	15	2,842
		43,872
Machinery - 0.1%
Caterpillar, Inc.	113	15,690
Cummins, Inc.	29	4,112
Deere & Co.	61	8,772
Dover Corp.	29	2,490
Flowserve Corp.	25	1,303
Fortive Corp.	58	4,871
Illinois Tool Works, Inc.	58	8,055
Ingersoll-Rand plc	47	4,761
PACCAR, Inc.	67	4,584
Parker-Hannifin Corp.	25	4,390
Pentair plc	31	1,348
Snap-on, Inc.	11	1,945
Stanley Black & Decker, Inc.	29	4,075
Xylem, Inc.	34	2,581
		68,977
Media - 0.2%
CBS Corp. (Non-Voting), Class B	65	3,446
Charter Communications, Inc., Class A*	35	10,864
Comcast Corp., Class A	870	32,181
Discovery, Inc., Class A*	30	835
Discovery, Inc., Class C*	65	1,667
DISH Network Corp., Class A*	43	1,520
Interpublic Group of Cos., Inc. (The)	73	1,704
News Corp., Class A	73	954
News Corp., Class B	23	313
Omnicom Group, Inc.	43	2,981
Twenty-First Century Fox, Inc., Class A	200	9,080
Twenty-First Century Fox, Inc., Class B	83	3,727
Viacom, Inc., Class B	67	1,962
Walt Disney Co. (The)	282	31,590
		102,824
Metals & Mining - 0.0%(a)
Freeport-McMoRan, Inc.	255	3,583
Newmont Mining Corp.	101	3,134
Nucor Corp.	60	3,750
		10,467
Multiline Retail - 0.1%
Dollar General Corp.	48	5,171
Dollar Tree, Inc.*	45	3,623
Kohl’s Corp.	32	2,532
Macy’s, Inc.	58	2,120
Nordstrom, Inc.	22	1,383
Target Corp.	101	8,837
		23,666
Multi-Utilities - 0.1%
Ameren Corp.	46	2,908
CenterPoint Energy, Inc.	82	2,279
CMS Energy Corp.	53	2,610
Consolidated Edison, Inc.	59	4,657
Dominion Energy, Inc.	124	8,775
DTE Energy Co.	34	3,779
NiSource, Inc.	64	1,732
Public Service Enterprise Group, Inc.	96	5,026

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
SCANA Corp.	27	1,035
Sempra Energy	50	5,804
WEC Energy Group, Inc.	60	4,055
		42,660
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp.	98	6,311
Andeavor	26	3,973
Apache Corp.	72	3,156
Cabot Oil & Gas Corp.	85	2,026
Chevron Corp.	362	42,883
Cimarex Energy Co.	18	1,521
Concho Resources, Inc.*	36	4,937
ConocoPhillips	222	16,302
Devon Energy Corp.	99	4,250
EOG Resources, Inc.	110	13,005
EQT Corp.	48	2,449
Exxon Mobil Corp.	802	64,296
Hess Corp.	50	3,367
HollyFrontier Corp.	33	2,459
Kinder Morgan, Inc.	359	6,354
Marathon Oil Corp.	162	3,485
Marathon Petroleum Corp.	87	7,159
Newfield Exploration Co.*	38	1,037
Noble Energy, Inc.	92	2,734
Occidental Petroleum Corp.	145	11,581
ONEOK, Inc.	78	5,141
Phillips 66	79	9,362
Pioneer Natural Resources Co.	32	5,590
Valero Energy Corp.	82	9,666
Williams Cos., Inc. (The)	224	6,628
		239,672
Personal Products - 0.0%(a)
Coty, Inc., Class A	90	1,112
Estee Lauder Cos., Inc. (The), Class A	42	5,885
		6,997
Pharmaceuticals - 0.4%
Allergan plc	64	12,269
Bristol-Myers Squibb Co.	309	18,710
Eli Lilly & Co.	181	19,123
Johnson & Johnson	508	68,423
Merck & Co., Inc.	509	34,912
Mylan NV*	98	3,835
Nektar Therapeutics*	31	2,061
Perrigo Co. plc	24	1,836
Pfizer, Inc.	1,108	46,004
Zoetis, Inc.	92	8,335
		215,508
Professional Services - 0.0%(a)
Equifax, Inc.	23	3,081
IHS Markit Ltd.*	67	3,685
Nielsen Holdings plc	63	1,638
Robert Half International, Inc.	23	1,798
Verisk Analytics, Inc.*	29	3,454
		13,656
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	57	2,782

Road & Rail - 0.1%
CSX Corp.	166	12,311
JB Hunt Transport Services, Inc.	16	1,932
Kansas City Southern	19	2,203
Norfolk Southern Corp.	53	9,213
Union Pacific Corp.	147	22,141
		47,800
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.*	156	3,927
Analog Devices, Inc.	70	6,920
Applied Materials, Inc.	191	8,217
Broadcom, Inc.	76	16,646
Intel Corp.	882	42,715
KLA-Tencor Corp.	30	3,486
Lam Research Corp.	31	5,366
Microchip Technology, Inc.	45	3,871
Micron Technology, Inc.*	220	11,554
NVIDIA Corp.	115	32,278
Qorvo, Inc.*	24	1,922
QUALCOMM, Inc.	281	19,308
Skyworks Solutions, Inc.	34	3,104
Texas Instruments, Inc.	185	20,794
Xilinx, Inc.	48	3,736
		183,844
Software - 0.6%
Activision Blizzard, Inc.	144	10,382
Adobe Systems, Inc.*	93	24,506
ANSYS, Inc.*	16	2,976
Autodesk, Inc.*	41	6,328
CA, Inc.	59	2,584
Cadence Design Systems, Inc.*	53	2,493
Citrix Systems, Inc.*	24	2,737
Electronic Arts, Inc.*	58	6,578
Intuit, Inc.	46	10,096
Microsoft Corp.	1,455	163,440
Oracle Corp.	564	27,399
Red Hat, Inc.*	34	5,023
salesforce.com, Inc.*	134	20,459
Symantec Corp.	118	2,379
Synopsys, Inc.*	28	2,860
Take-Two Interactive Software, Inc.*	22	2,938
		293,178
Specialty Retail - 0.2%
Advance Auto Parts, Inc.	14	2,296
AutoZone, Inc.*	5	3,834
Best Buy Co., Inc.	46	3,660
CarMax, Inc.*	34	2,654
Foot Locker, Inc.	22	1,085
Gap, Inc. (The)	41	1,244
Home Depot, Inc. (The)	218	43,768
L Brands, Inc.	46	1,216
Lowe’s Cos., Inc.	156	16,965
O’Reilly Automotive, Inc.*	16	5,367
Ross Stores, Inc.	72	6,896
Tiffany & Co.	19	2,330
TJX Cos., Inc. (The)	119	13,086
Tractor Supply Co.	23	2,031
Ulta Beauty, Inc.*	11	2,860
		109,292
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	931	211,924
Hewlett Packard Enterprise Co.	289	4,777
HP, Inc.	311	7,666
NetApp, Inc.	51	4,427
Seagate Technology plc	54	2,891
Western Digital Corp.	57	3,605
Xerox Corp.	41	1,142
		236,432

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.	68	1,193
Michael Kors Holdings Ltd.*	28	2,033
NIKE, Inc., Class B	243	19,975
PVH Corp.	15	2,147
Ralph Lauren Corp.	11	1,461
Tapestry, Inc.	54	2,737
Under Armour, Inc., Class A*	35	716
Under Armour, Inc., Class C*	36	683
VF Corp.	62	5,712
		36,657
Tobacco - 0.1%
Altria Group, Inc.	358	20,950
Philip Morris International, Inc.	294	22,900
		43,850
Trading Companies & Distributors - 0.0%(a)
Fastenal Co.	54	3,151
United Rentals, Inc.*	16	2,494
WW Grainger, Inc.	10	3,541
		9,186
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	34	2,976

TOTAL COMMON STOCKS (Cost $4,357,101)		4,656,944

	Number of Rights

RIGHTS - 0.0%(a)

Biotechnology - 0.0%(a)
Dyax Corp., CVR*(b)(c)	288	320
Tobira Therapeutics, Inc., CVR*(b)(c)	10	—
TOTAL RIGHTS (Cost $—)		320

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 86.4%

REPURCHASE AGREEMENTS(d) - 15.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $7,565,050 (Cost $7,563,418)	7,563,418	7,563,418

U.S. TREASURY OBLIGATIONS - 71.4%
U.S. Treasury Bills
1.98%, 11/1/2018(e) (Cost $35,880,074)	36,000,000	35,887,020

TOTAL SHORT-TERM INVESTMENTS (Cost $43,443,492)		43,450,438

Total Investments - 95.7% (Cost $47,800,593)		48,107,702
Other Assets Less Liabilities - 4.3%		2,178,060
Net Assets - 100.0%		50,285,762

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $320, which represents approximately 0.00% of net assets of the Fund.

(c)	Illiquid security.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)	The rate shown was the current yield as of August 31, 2018.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	48	9/17/2018	USD	$3,486,600	$63,664

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
518,315	1/7/2019	Credit Suisse International	2.68%	S&P 500® Total Return Index	(42,900)
667,698	11/13/2019	Credit Suisse International	1.78%	iShares® MSCI EAFE ETF	(25,901)
4,988,683	11/13/2019	Credit Suisse International	2.38%	Russell 2000® Total Return Index	464,199
5,712,632	11/13/2019	Credit Suisse International	1.83%	iShares® MSCI Emerging Markets ETF	(63,685)
16,502	11/13/2019	Morgan Stanley & Co. International plc	2.33%	iShares® MSCI Emerging Markets ETF	(1,083)
297,676	1/7/2019	Morgan Stanley & Co. International plc	2.58%	S&P 500® Total Return Index	(23,339)
2,469	11/6/2019	Societe Generale	2.08%	Russell 2000® Total Return Index	341
367,795	11/6/2019	Societe Generale	1.73%	iShares® MSCI Emerging Markets ETF	(176,477)
925,967	11/13/2019	Societe Generale	2.78%	iShares® MSCI EAFE ETF	851
4,666	11/13/2019	UBS AG	2.08%	Russell 2000® Total Return Index	637
922,610	11/13/2019	UBS AG	2.08%	iShares® MSCI EAFE ETF	2,439
1,601,032	11/13/2019	UBS AG	1.88%	iShares® MSCI Emerging Markets ETF	(106,721)
16,026,045					28,361
				Total Unrealized Appreciation	468,467
				Total Unrealized Depreciation	(440,106)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.7%

Aerospace & Defense - 3.2%
Bombardier, Inc.
7.50%, 3/15/2025(a)	2,762,000	2,837,955
KLX, Inc.
5.88%, 12/1/2022(a)	661,000	684,135
TransDigm, Inc.
6.00%, 7/15/2022	1,440,000	1,454,400
6.50%, 7/15/2024	525,000	533,531
		5,510,021
Air Freight & Logistics - 0.5%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	897,000	926,574

Auto Components - 2.0%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	1,044,000	1,028,340
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	1,282,000	1,278,795
Icahn Enterprises LP
5.88%, 2/1/2022	585,000	594,968
6.25%, 2/1/2022	600,000	616,440
		3,518,543
Automobiles - 0.6%
Tesla, Inc.
5.30%, 8/15/2025(a)	1,254,000	1,084,710

Chemicals - 1.7%
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	603,000	643,702
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	583,000	569,883
5.25%, 6/1/2027(a)	1,109,000	1,053,550
Platform Specialty Products Corp.
6.50%, 2/1/2022(a)	747,000	763,808
		3,030,943
Commercial Services & Supplies - 3.1%
Aramark Services, Inc.
5.00%, 2/1/2028(a)	1,000,000	978,750
Nielsen Finance LLC
5.00%, 4/15/2022(a)	1,815,000	1,762,456
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	1,607,000	1,721,579
West Corp.
8.50%, 10/15/2025(a)	1,053,000	958,230
		5,421,015
Communications Equipment - 0.3%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	517,000	535,095

Construction & Engineering - 0.3%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	550,000	565,125

Consumer Finance - 1.9%
Ally Financial, Inc.
5.75%, 11/20/2025	438,000	453,878
Navient Corp.
6.50%, 6/15/2022	1,170,000	1,209,838
Springleaf Finance Corp.
6.88%, 3/15/2025	1,156,000	1,156,347

7.13%, 3/15/2026	500,000	497,535
		3,317,598
Containers & Packaging - 2.2%
Ball Corp.
4.38%, 12/15/2020	387,000	391,838
5.25%, 7/1/2025	1,191,000	1,226,730
BWAY Holding Co.
5.50%, 4/15/2024(a)	391,000	388,556
7.25%, 4/15/2025(a)	1,322,000	1,288,950
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	600,000	597,750
		3,893,824
Diversified Financial Services - 0.3%
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	450,000	461,115

Diversified Telecommunication Services - 4.4%
CCO Holdings LLC
5.13%, 5/1/2027(a)	2,400,000	2,289,000
5.00%, 2/1/2028(a)	1,276,000	1,195,012
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	777,000	831,390
Frontier Communications Corp.
10.50%, 9/15/2022	1,170,000	1,029,600
11.00%, 9/15/2025	2,945,000	2,252,925
		7,597,927
Energy Equipment & Services - 2.0%
Ensco plc
7.75%, 2/1/2026	881,000	841,355
5.75%, 10/1/2044	1,070,000	778,425
McDermott Technology Americas, Inc.
10.63%, 5/1/2024(a)	780,000	829,959
Transocean, Inc.
9.00%, 7/15/2023(a)	955,000	1,030,206
		3,479,945
Equity Real Estate Investment Trusts (REITs) - 3.5%
Equinix, Inc.
5.88%, 1/15/2026	621,000	644,287
5.38%, 5/15/2027	1,115,000	1,134,513
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	189,000	183,094
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	550,000	509,630
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	1,549,000	1,593,534
SBA Communications Corp.
4.88%, 9/1/2024	1,194,000	1,178,120
Uniti Group LP
8.25%, 10/15/2023	840,000	791,439
		6,034,617
Food & Staples Retailing - 1.5%
Albertsons Cos. LLC
6.63%, 6/15/2024	912,000	880,080
5.75%, 3/15/2025	712,000	644,360
Rite Aid Corp.
6.13%, 4/1/2023(a)	1,277,000	1,145,724
		2,670,164
Food Products - 1.3%
Post Holdings, Inc.
5.00%, 8/15/2026(a)	2,045,000	1,963,200
5.75%, 3/1/2027(a)	300,000	296,250
		2,259,450

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Health Care Equipment & Supplies - 2.1%
Avantor, Inc.
9.00%, 10/1/2025(a)	1,775,000	1,830,469
DJO Finance LLC
8.13%, 6/15/2021(a)	825,000	852,060
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	933,000	915,506
		3,598,035
Health Care Providers & Services - 9.8%
Centene Corp.
5.63%, 2/15/2021	1,258,000	1,283,160
5.38%, 6/1/2026(a)	1,350,000	1,393,645
Community Health Systems, Inc.
6.88%, 2/1/2022	335,000	170,850
6.25%, 3/31/2023	2,877,000	2,733,150
DaVita, Inc.
5.13%, 7/15/2024	1,770,000	1,706,492
5.00%, 5/1/2025	200,000	189,500
Envision Healthcare Corp.
5.63%, 7/15/2022	962,000	986,050
HCA, Inc.
5.38%, 2/1/2025	1,627,000	1,645,597
5.88%, 2/15/2026	1,172,000	1,211,555
LifePoint Health, Inc.
5.50%, 12/1/2021	658,000	668,693
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	861,000	891,135
Tenet Healthcare Corp.
8.13%, 4/1/2022	2,469,000	2,607,881
6.75%, 6/15/2023	991,000	991,000
WellCare Health Plans, Inc.
5.25%, 4/1/2025	500,000	511,250
		16,989,958
Health Care Technology - 0.5%
IQVIA, Inc.
5.00%, 10/15/2026(a)	837,000	826,538

Hotels, Restaurants & Leisure - 7.6%
1011778 BC ULC
4.25%, 5/15/2024(a)	2,952,000	2,819,160
5.00%, 10/15/2025(a)	150,000	144,750
Caesars Resort Collection LLC
5.25%, 10/15/2025(a)	1,505,000	1,439,156
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	898,000	912,592
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026(a)	980,000	981,225
KFC Holding Co.
5.00%, 6/1/2024(a)	1,112,000	1,109,220
5.25%, 6/1/2026(a)	866,000	866,000
MGM Resorts International
6.00%, 3/15/2023	593,000	615,623
Scientific Games International, Inc.
10.00%, 12/1/2022	2,302,000	2,434,595
5.00%, 10/15/2025(a)	470,000	446,500
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	511,000	502,058
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	937,000	927,068
		13,197,947
Household Products - 0.6%
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,038,000	1,048,380

Independent Power and Renewable Electricity Producers - 3.0%
Calpine Corp.
5.38%, 1/15/2023	472,000	448,400
5.75%, 1/15/2025	1,155,000	1,048,163
NRG Energy, Inc.
6.63%, 1/15/2027	1,270,000	1,328,737
Vistra Energy Corp.
7.38%, 11/1/2022	2,370,000	2,467,763
		5,293,063
Insurance - 0.5%
HUB International Ltd.
7.00%, 5/1/2026(a)	900,000	894,195

Internet & Direct Marketing Retail - 1.2%
Netflix, Inc.
4.88%, 4/15/2028(a)	1,133,000	1,073,517
5.88%, 11/15/2028(a)	935,000	937,160
		2,010,677
Internet Software & Services - 2.2%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	1,310,000	1,289,531
Zayo Group LLC
6.00%, 4/1/2023	172,000	177,275
5.75%, 1/15/2027(a)	2,340,000	2,345,850
		3,812,656
IT Services - 2.4%
Exela Intermediate LLC
10.00%, 7/15/2023(a)	1,000,000	1,047,500
First Data Corp.
7.00%, 12/1/2023(a)	978,000	1,017,609
5.75%, 1/15/2024(a)	2,044,000	2,084,880
		4,149,989
Leisure Products - 0.6%
Mattel, Inc.
6.75%, 12/31/2025(a)	1,085,000	1,062,692

Machinery - 2.3%
BlueLine Rental Finance Corp.
9.25%, 3/15/2024(a)	1,094,000	1,148,700
Navistar International Corp.
6.63%, 11/1/2025(a)	857,000	891,280
Novelis Corp.
6.25%, 8/15/2024(a)	1,363,000	1,380,038
5.88%, 9/30/2026(a)	674,000	656,341
		4,076,359
Media - 6.4%
AMC Networks, Inc.
5.00%, 4/1/2024	1,248,000	1,227,720
CSC Holdings LLC
10.13%, 1/15/2023(a)	1,410,000	1,543,950
10.88%, 10/15/2025(a)	700,000	814,625
DISH DBS Corp.
5.88%, 11/15/2024	1,609,000	1,399,830
7.75%, 7/1/2026	1,033,000	932,282
Meredith Corp.
6.88%, 2/1/2026(a)	896,000	907,200
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	923,000	959,089
5.00%, 8/1/2027(a)	1,235,000	1,193,307

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Tribune Media Co.
5.88%, 7/15/2022	703,000	713,545
Univision Communications, Inc.
5.13%, 2/15/2025(a)	1,583,000	1,452,403
		11,143,951
Metals & Mining - 2.9%
Cleveland-Cliffs, Inc.
5.75%, 3/1/2025	760,000	746,366
First Quantum Minerals Ltd.
7.00%, 2/15/2021(a)	1,451,000	1,435,583
7.50%, 4/1/2025(a)	306,000	294,525
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	1,760,000	1,691,800
5.45%, 3/15/2043	1,082,000	965,252
		5,133,526
Oil, Gas & Consumable Fuels - 10.2%
Antero Resources Corp.
5.38%, 11/1/2021	1,175,000	1,194,094
5.13%, 12/1/2022	354,000	357,540
Ascent Resources Utica Holdings LLC
10.00%, 4/1/2022(a)	925,000	1,022,125
California Resources Corp.
8.00%, 12/15/2022(a)	1,720,000	1,541,550
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	781,000	829,812
5.13%, 6/30/2027	959,000	975,783
Chesapeake Energy Corp.
8.00%, 12/15/2022(a)	1,797,000	1,889,096
8.00%, 6/15/2027	475,000	480,938
Citgo Holding, Inc.
10.75%, 2/15/2020(a)	1,551,000	1,655,693
CNX Resources Corp.
5.88%, 4/15/2022	1,120,000	1,119,944
CrownRock LP
5.63%, 10/15/2025(a)	845,000	821,763
Energy Transfer Equity LP
4.25%, 3/15/2023	1,000,000	1,002,800
5.88%, 1/15/2024	366,000	388,875
EP Energy LLC
9.38%, 5/1/2024(a)	200,000	157,500
7.75%, 5/15/2026(a)	940,000	961,150
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	1,316,000	661,290
MEG Energy Corp.
7.00%, 3/31/2024(a)	1,099,000	997,342
Sanchez Energy Corp.
6.13%, 1/15/2023	1,159,000	654,429
Southwestern Energy Co.
6.20%, 1/23/2025(b)	345,000	345,431
Sunoco LP
4.88%, 1/15/2023(a)	450,000	443,943
Targa Resources Partners LP
5.88%, 4/15/2026(a)	250,000	256,250
		17,757,348
Pharmaceuticals - 3.0%
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	1,725,000	1,649,100
6.13%, 4/15/2025(a)	2,023,000	1,881,390
Endo Dac
6.00%, 7/15/2023(a)	869,000	747,340
6.00%, 2/1/2025(a)(b)	1,247,000	1,031,893
		5,309,723
Professional Services - 0.5%
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	844,000	848,220

Real Estate Management & Development - 0.3%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	478,000	472,025

Road & Rail - 0.5%
Hertz Corp. (The)
7.63%, 6/1/2022(a)	832,000	825,760

Software - 1.9%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	975,000	953,062
Infor US, Inc.
6.50%, 5/15/2022	1,001,000	1,013,983
Solera LLC
10.50%, 3/1/2024(a)	1,266,000	1,389,435
		3,356,480
Specialty Retail - 1.4%
PetSmart, Inc.
7.13%, 3/15/2023(a)	1,816,000	1,221,260
5.88%, 6/1/2025(a)	858,000	696,053
Staples, Inc.
8.50%, 9/15/2025(a)	500,000	472,450
		2,389,763
Technology Hardware, Storage & Peripherals - 1.3%
Dell International LLC
5.88%, 6/15/2021(a)	1,361,000	1,400,353
7.13%, 6/15/2024(a)	760,000	812,478
		2,212,831
Thrifts & Mortgage Finance - 0.9%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	1,577,000	1,561,230

Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025(a)	1,447,000	1,334,857
HD Supply, Inc.
5.75%, 4/15/2024(a)(b)	200,000	210,250
United Rentals North America, Inc.
5.50%, 5/15/2027	1,228,000	1,224,930
4.88%, 1/15/2028	510,000	486,094
		3,256,131
Wireless Telecommunication Services - 2.9%
Sprint Corp.
7.88%, 9/15/2023	1,969,000	2,119,136
7.13%, 6/15/2024	931,000	965,913
T-Mobile USA, Inc.
6.38%, 3/1/2025	500,000	520,000
6.50%, 1/15/2026	1,386,000	1,465,265
		5,070,314
TOTAL CORPORATE BONDS (Cost $170,108,798)		166,604,457

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 1.9%

REPURCHASE AGREEMENTS(c) - 1.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,377,507 (Cost $3,376,778)	3,376,778	3,376,778

Total Investments - 97.6% (Cost $173,485,576)		169,981,235
Other Assets Less Liabilities - 2.4%		4,114,673
Net Assets - 100.0%		174,095,908

(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2018.

(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	415	12/19/2018	USD	$49,910,234	$(109,834)
U.S. Treasury 2 Year Note	148	12/31/2018	USD	31,281,188	(18,695)
U.S. Treasury 5 Year Note	731	12/31/2018	USD	82,894,258	(103,423)
					$(231,952)

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Inflation Expectations ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 84.4%

U.S. Treasury Inflation Linked Bonds
1.00%, 2/15/2048 (Cost $9,602,275)	9,560,148	9,808,594

SHORT-TERM INVESTMENTS - 10.5%

REPURCHASE AGREEMENTS(a) - 10.5%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,217,838 (Cost $1,217,575)	1,217,575	1,217,575

Total Investments - 94.9% (Cost $10,819,850)		11,026,169
Other Assets Less Liabilities - 5.1%		589,659
Net Assets - 100.0%		11,615,828

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,281,630	11/6/2018	Citibank NA	1.82%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) (3)	386,351
13,839,862	1/7/2019	Citibank NA	1.73%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) (4)	(93,957)
478,951	11/6/2018	Societe Generale	2.13%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) (3)	15,638
3,774,074	11/6/2018	Societe Generale	1.58%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) (4)	98,250
19,374,517					406,282
				Total Unrealized Appreciation	500,239
				Total Unrealized Depreciation	(93,957)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)	See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
(4)	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/30-Year_TIPS_August.pdf.

See accompanying notes to schedules of portfolio investments.

Investment Grade—Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.9%

Aerospace & Defense - 1.5%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	245,000	245,002
Lockheed Martin Corp.
4.07%, 12/15/2042	1,032,000	1,002,293
United Technologies Corp.
6.13%, 7/15/2038	1,406,000	1,659,139
5.70%, 4/15/2040	1,527,000	1,740,230
4.50%, 6/1/2042	3,391,000	3,362,549
		8,009,213
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,110,000	1,395,438

Automobiles - 1.9%
Daimler Finance North America LLC
8.50%, 1/18/2031	1,459,000	2,060,637
Ford Motor Co.
7.45%, 7/16/2031	1,850,000	2,052,772
4.75%, 1/15/2043	3,464,000	2,871,998
General Motors Co.
6.25%, 10/2/2043	1,983,000	2,056,549
5.20%, 4/1/2045	980,000	899,506
		9,941,462
Banks - 27.1%
Banco Santander SA
5.18%, 11/19/2025	600,000	608,531
4.25%, 4/11/2027	3,157,000	3,046,225
3.80%, 2/23/2028	800,000	740,696
4.38%, 4/12/2028	804,000	778,007
Bank of America Corp.
4.00%, 4/1/2024	1,442,000	1,465,916
4.20%, 8/26/2024	1,132,000	1,138,044
4.00%, 1/22/2025	1,673,000	1,654,945
Series L, 3.95%, 4/21/2025	1,313,000	1,292,705
4.45%, 3/3/2026	1,313,000	1,316,763
3.50%, 4/19/2026	661,000	643,977
4.25%, 10/22/2026	985,000	978,693
6.11%, 1/29/2037	1,376,000	1,592,940
7.75%, 5/14/2038	1,785,000	2,433,514
5.88%, 2/7/2042	672,000	803,147
5.00%, 1/21/2044	1,633,000	1,768,967
Barclays plc
3.65%, 3/16/2025	800,000	755,975
4.38%, 1/12/2026	4,207,000	4,109,145
4.95%, 1/10/2047	2,539,000	2,398,944
BNP Paribas SA
4.25%, 10/15/2024	521,000	519,179
Citigroup, Inc.
3.88%, 3/26/2025	1,315,000	1,285,579
4.40%, 6/10/2025	1,445,000	1,448,887
5.50%, 9/13/2025	592,000	630,502
3.70%, 1/12/2026	827,000	808,229
4.60%, 3/9/2026	1,564,000	1,579,143
3.40%, 5/1/2026	851,000	814,911
4.30%, 11/20/2026	1,873,000	1,848,348
4.45%, 9/29/2027	2,523,000	2,501,451
4.13%, 7/25/2028	548,000	530,757
5.88%, 1/30/2042	191,000	223,664
6.68%, 9/13/2043	1,426,000	1,770,539
4.65%, 7/30/2045	493,000	499,901
4.75%, 5/18/2046	1,003,000	991,354
Cooperatieve Rabobank UA
3.38%, 5/21/2025	656,000	647,362
4.38%, 8/4/2025	1,108,000	1,105,247
3.75%, 7/21/2026	483,000	461,182
5.25%, 5/24/2041	3,840,000	4,410,415
5.25%, 8/4/2045	1,275,000	1,364,782
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/2025	809,000	785,966
4.55%, 4/17/2026	3,131,000	3,177,134
4.88%, 5/15/2045	2,848,000	2,942,065
Fifth Third Bancorp
8.25%, 3/1/2038	1,156,000	1,597,488
HSBC Holdings plc
4.25%, 3/14/2024	943,000	946,287
4.25%, 8/18/2025	200,000	198,776
3.90%, 5/25/2026	1,274,000	1,254,240
4.38%, 11/23/2026	1,471,000	1,460,128
6.50%, 5/2/2036	2,102,000	2,499,006
6.50%, 9/15/2037	2,917,000	3,488,327
6.80%, 6/1/2038	3,194,000	3,957,707
5.25%, 3/14/2044	1,005,000	1,054,863
ING Groep NV
3.95%, 3/29/2027	2,291,000	2,253,303
JPMorgan Chase & Co.
3.63%, 5/13/2024	2,538,000	2,544,508
3.88%, 9/10/2024	1,165,000	1,158,157
4.25%, 10/1/2027	854,000	854,136
6.40%, 5/15/2038	1,239,000	1,561,372
5.50%, 10/15/2040	1,716,000	1,954,989
5.60%, 7/15/2041	931,000	1,082,138
5.40%, 1/6/2042	932,000	1,056,778
5.63%, 8/16/2043	545,000	621,555
4.85%, 2/1/2044	2,632,000	2,788,133
4.95%, 6/1/2045	1,319,000	1,394,227
Lloyds Banking Group plc
4.50%, 11/4/2024	3,354,000	3,333,251
4.58%, 12/10/2025	2,201,000	2,170,040
4.65%, 3/24/2026	1,409,000	1,393,598
3.75%, 1/11/2027	1,678,000	1,596,453
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	4,157,000	4,147,708
3.68%, 2/22/2027	2,294,000	2,257,058
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	1,061,000	981,821
3.17%, 9/11/2027	1,773,000	1,673,978
4.02%, 3/5/2028	850,000	856,258
National Australia Bank Ltd.
2.50%, 7/12/2026	902,000	819,582
Royal Bank of Scotland Group plc
4.80%, 4/5/2026	1,994,000	2,022,702
Santander UK plc
4.00%, 3/13/2024	1,165,000	1,181,643
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	3,767,000	3,751,070
2.63%, 7/14/2026	1,862,000	1,703,074
3.01%, 10/19/2026	545,000	511,762
3.45%, 1/11/2027	811,000	784,749
3.36%, 7/12/2027	1,198,000	1,149,178
Wells Fargo & Co.
3.30%, 9/9/2024	1,100,000	1,077,141
3.00%, 2/19/2025	3,144,000	2,998,971

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
3.55%, 9/29/2025	1,118,000	1,097,219
3.00%, 4/22/2026	2,539,000	2,382,848
4.10%, 6/3/2026	2,459,000	2,443,257
3.00%, 10/23/2026	2,282,000	2,133,493
5.38%, 11/2/2043	728,000	781,952
4.65%, 11/4/2044	253,000	249,355
3.90%, 5/1/2045	1,000,000	932,951
4.90%, 11/17/2045	201,000	203,487
4.75%, 12/7/2046	943,000	936,263
Wells Fargo Bank NA
6.60%, 1/15/2038	253,000	322,085
Westpac Banking Corp.
2.85%, 5/13/2026	2,300,000	2,156,692
2.70%, 8/19/2026	757,000	699,650
3.35%, 3/8/2027	1,458,000	1,404,080
		141,753,218
Beverages - 1.8%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	528,000	550,263
3.75%, 7/15/2042	2,077,000	1,851,972
Coca-Cola Co. (The)
2.88%, 10/27/2025	2,060,000	1,991,524
2.25%, 9/1/2026	816,000	746,653
Molson Coors Brewing Co.
5.00%, 5/1/2042	1,425,000	1,450,030
PepsiCo, Inc.
5.50%, 1/15/2040	720,000	863,345
Pepsi-Cola Metropolitan Bottling Co., Inc.
Series B, 7.00%, 3/1/2029	1,502,000	1,925,079
		9,378,866
Biotechnology - 0.5%
AbbVie, Inc.
4.40%, 11/6/2042	2,779,000	2,606,998

Capital Markets - 7.2%
BlackRock, Inc.
3.50%, 3/18/2024	1,278,000	1,292,863
Credit Suisse AG
3.63%, 9/9/2024	1,865,000	1,851,074
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	3,608,000	3,590,837
6.13%, 2/15/2033	3,193,000	3,699,937
6.75%, 10/1/2037	2,514,000	3,047,342
6.25%, 2/1/2041	1,587,000	1,922,142
5.15%, 5/22/2045	3,100,000	3,188,304
Jefferies Group LLC
4.15%, 1/23/2030	1,000,000	911,932
Morgan Stanley
Series F, 3.88%, 4/29/2024	2,373,000	2,386,261
3.70%, 10/23/2024	1,586,000	1,573,261
4.00%, 7/23/2025	1,456,000	1,462,366
5.00%, 11/24/2025	2,875,000	2,990,776
3.88%, 1/27/2026	2,724,000	2,688,387
3.13%, 7/27/2026	119,000	111,262
4.35%, 9/8/2026	1,189,000	1,184,308
3.63%, 1/20/2027	154,000	148,366
4.30%, 1/27/2045	1,370,000	1,322,534
4.38%, 1/22/2047	1,515,000	1,486,352
State Street Corp.
3.30%, 12/16/2024	1,197,000	1,186,397
3.55%, 8/18/2025	1,574,000	1,583,109
		37,627,810
Chemicals - 0.1%
Dow Chemical Co. (The)
7.38%, 11/1/2029	497,000	626,772

Communications Equipment - 1.0%
Cisco Systems, Inc.
3.63%, 3/4/2024	1,371,000	1,401,288
5.50%, 1/15/2040	3,148,000	3,791,361
		5,192,649
Consumer Finance - 0.5%
American Express Co.
4.05%, 12/3/2042	1,229,000	1,222,629
Ford Motor Credit Co. LLC
4.13%, 8/4/2025	310,000	292,845
4.39%, 1/8/2026	1,000,000	950,200
		2,465,674
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	1,306,000	1,380,944
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	3,460,000	3,335,333
Shell International Finance BV
3.25%, 5/11/2025	2,414,000	2,382,402
2.88%, 5/10/2026	113,000	108,230
2.50%, 9/12/2026	107,000	99,721
4.13%, 5/11/2035	477,000	486,485
6.38%, 12/15/2038	1,759,000	2,281,922
5.50%, 3/25/2040	728,000	864,101
4.55%, 8/12/2043	1,689,000	1,793,391
4.38%, 5/11/2045	3,034,000	3,135,021
4.00%, 5/10/2046	1,810,000	1,781,232
3.75%, 9/12/2046	1,603,000	1,503,508
		19,152,290
Diversified Telecommunication Services - 5.4%
AT&T, Inc.
5.35%, 9/1/2040	2,194,000	2,163,092
5.55%, 8/15/2041	1,754,000	1,752,584
5.15%, 3/15/2042	1,338,000	1,297,042
Telefonica Emisiones SAU
4.10%, 3/8/2027	417,000	405,822
7.05%, 6/20/2036	3,092,000	3,755,421
5.21%, 3/8/2047	2,978,000	2,958,067
4.90%, 3/6/2048	1,000,000	953,050
Verizon Communications, Inc.
2.63%, 8/15/2026	3,715,000	3,367,182
4.13%, 3/16/2027	2,272,000	2,284,613
4.50%, 8/10/2033	1,896,000	1,873,125
4.27%, 1/15/2036	3,075,000	2,903,957
4.13%, 8/15/2046	645,000	571,154
4.86%, 8/21/2046	4,130,000	4,083,708
		28,368,817
Electric Utilities - 1.5%
Duke Energy Florida LLC
6.40%, 6/15/2038	178,000	230,512
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,576,000	2,044,723
Georgia Power Co.
4.30%, 3/15/2042	2,408,000	2,327,101
Pacific Gas & Electric Co.
6.05%, 3/1/2034	3,008,000	3,380,059
		7,982,395

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	722,000	767,302
Halliburton Co.
7.45%, 9/15/2039	563,000	755,134
		1,522,436
Equity Real Estate Investment Trusts (REITs) - 0.3%
Weyerhaeuser Co.
7.38%, 3/15/2032	1,297,000	1,654,627

Food & Staples Retailing - 0.8%
Walmart, Inc.
5.25%, 9/1/2035	3,387,000	3,959,755

Food Products - 0.9%
JM Smucker Co. (The)
3.50%, 3/15/2025	1,500,000	1,457,230
Kraft Heinz Foods Co.
5.00%, 6/4/2042	2,499,000	2,402,688
Unilever Capital Corp.
5.90%, 11/15/2032	687,000	849,240
		4,709,158
Health Care Equipment & Supplies - 2.2%
Medtronic, Inc.
3.50%, 3/15/2025	6,783,000	6,779,602
4.38%, 3/15/2035	1,724,000	1,802,472
4.63%, 3/15/2045	2,717,000	2,912,484
		11,494,558
Health Care Providers & Services - 2.6%
Anthem, Inc.
4.65%, 1/15/2043	1,100,000	1,079,839
Ascension Health
3.95%, 11/15/2046	1,271,000	1,268,399
HCA, Inc.
5.00%, 3/15/2024	234,000	239,265
5.25%, 4/15/2025	2,977,000	3,070,031
UnitedHealth Group, Inc.
3.75%, 7/15/2025	2,151,000	2,174,277
3.10%, 3/15/2026	1,187,000	1,147,570
4.63%, 7/15/2035	1,327,000	1,423,451
6.88%, 2/15/2038	1,104,000	1,489,240
4.75%, 7/15/2045	1,746,000	1,892,988
		13,785,060
Industrial Conglomerates - 2.3%
General Electric Co.
6.75%, 3/15/2032	2,175,000	2,696,688
5.88%, 1/14/2038	2,540,000	2,904,819
6.88%, 1/10/2039	999,000	1,263,271
4.13%, 10/9/2042	3,010,000	2,763,968
4.50%, 3/11/2044	2,235,000	2,168,028
		11,796,774
Insurance - 1.4%
AXA SA
8.60%, 12/15/2030	1,618,000	2,103,400
Manulife Financial Corp.
4.15%, 3/4/2026	1,104,000	1,120,318
MetLife, Inc.
3.60%, 4/10/2024	467,000	469,942
5.70%, 6/15/2035	1,298,000	1,513,813
4.05%, 3/1/2045	2,377,000	2,245,274
		7,452,747
IT Services - 1.1%
International Business Machines Corp.
3.45%, 2/19/2026	1,410,000	1,401,459
4.00%, 6/20/2042	1,738,000	1,688,874
Mastercard, Inc.
3.38%, 4/1/2024	2,392,000	2,402,410
		5,492,743
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	2,266,000	2,188,778

Media - 5.5%
21st Century Fox America, Inc.
6.20%, 12/15/2034	569,000	692,632
6.40%, 12/15/2035	920,000	1,138,925
6.15%, 3/1/2037	1,086,000	1,323,455
6.65%, 11/15/2037	2,208,000	2,864,907
6.15%, 2/15/2041	928,000	1,147,399
Comcast Corp.
4.25%, 1/15/2033	1,886,000	1,878,794
6.50%, 11/15/2035	2,057,000	2,500,535
4.75%, 3/1/2044	406,000	412,394
NBCUniversal Media LLC
5.95%, 4/1/2041	1,778,000	2,064,375
4.45%, 1/15/2043	532,000	512,650
Time Warner Cable LLC
7.30%, 7/1/2038	2,448,000	2,849,391
6.75%, 6/15/2039	3,087,000	3,405,415
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	884,000	1,111,349
Viacom, Inc.
6.88%, 4/30/2036	664,000	751,594
4.38%, 3/15/2043	2,083,000	1,797,486
Walt Disney Co. (The)
3.00%, 2/13/2026	1,453,000	1,406,261
1.85%, 7/30/2026	3,270,000	2,895,366
		28,752,928
Metals & Mining - 3.0%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	852,000	856,978
5.00%, 9/30/2043	2,311,000	2,591,042
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,232,000	1,393,898
Southern Copper Corp.
6.75%, 4/16/2040	571,000	676,171
5.25%, 11/8/2042	2,242,000	2,251,872
5.88%, 4/23/2045	899,000	976,780
Vale Overseas Ltd.
6.25%, 8/10/2026	2,440,000	2,681,267
6.88%, 11/21/2036	2,007,000	2,310,559
6.88%, 11/10/2039	1,763,000	2,049,488
		15,788,055
Multiline Retail - 0.8%
Target Corp.
3.50%, 7/1/2024	724,000	735,472
2.50%, 4/15/2026	1,980,000	1,846,750
4.00%, 7/1/2042	224,000	219,945
3.63%, 4/15/2046	1,330,000	1,219,288
		4,021,455
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,414,000	1,717,448

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	1,636,000	1,900,967
BP Capital Markets plc
3.51%, 3/17/2025	1,234,000	1,231,185
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	964,000	1,135,424
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,237,000	1,416,124
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	435,334
ConocoPhillips
6.50%, 2/1/2039	3,467,000	4,503,946
ConocoPhillips Holding Co.
6.95%, 4/15/2029	769,000	967,721
Ecopetrol SA
4.13%, 1/16/2025	1,351,000	1,320,602
5.88%, 5/28/2045	1,029,000	1,020,151
Hess Corp.
5.60%, 2/15/2041	1,415,000	1,435,843
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	946,000	1,116,168
Kinder Morgan, Inc.
7.75%, 1/15/2032	1,171,000	1,456,150
Nexen Energy ULC
6.40%, 5/15/2037	4,860,000	5,982,660
Phillips 66
5.88%, 5/1/2042	1,412,000	1,630,430
Suncor Energy, Inc.
6.50%, 6/15/2038	807,000	1,003,939
Total Capital International SA
3.75%, 4/10/2024	1,622,000	1,651,539
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	1,308,000	1,541,712
7.63%, 1/15/2039	930,000	1,244,464
Valero Energy Corp.
6.63%, 6/15/2037	1,266,000	1,532,313
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,334,000	1,528,783
		34,055,455
Pharmaceuticals - 5.9%
AstraZeneca plc
3.38%, 11/16/2025	1,926,000	1,873,703
6.45%, 9/15/2037	2,880,000	3,610,022
4.00%, 9/18/2042	1,203,000	1,133,226
4.38%, 11/16/2045	1,489,000	1,486,795
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	2,483,000	3,195,012
Merck & Co., Inc.
4.15%, 5/18/2043	1,655,000	1,711,087
Novartis Capital Corp.
3.40%, 5/6/2024	2,159,000	2,165,088
4.40%, 5/6/2044	2,776,000	2,959,475
Pfizer, Inc.
3.40%, 5/15/2024	1,772,000	1,794,703
2.75%, 6/3/2026	1,642,000	1,569,312
3.00%, 12/15/2026	2,344,000	2,276,464
4.00%, 12/15/2036	114,000	116,180
7.20%, 3/15/2039	3,527,000	4,904,551
4.13%, 12/15/2046	634,000	643,719
Wyeth LLC
5.95%, 4/1/2037	1,377,000	1,676,625
		31,115,962
Software - 1.2%
Microsoft Corp.
4.50%, 10/1/2040	1,182,000	1,291,864
5.30%, 2/8/2041	80,000	95,354
Oracle Corp.
6.50%, 4/15/2038	1,979,000	2,549,952
6.13%, 7/8/2039	117,000	145,912
5.38%, 7/15/2040	1,896,000	2,187,009
		6,270,091
Specialty Retail - 0.8%
Home Depot, Inc. (The)
5.88%, 12/16/2036	3,584,000	4,409,221

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.
3.45%, 5/6/2024	2,966,000	2,989,360
2.50%, 2/9/2025	1,443,000	1,367,546
3.20%, 5/13/2025	4,503,000	4,459,391
3.85%, 5/4/2043	1,767,000	1,707,844
4.45%, 5/6/2044	1,044,000	1,100,782
3.45%, 2/9/2045	1,443,000	1,306,338
4.38%, 5/13/2045	113,000	118,242
HP, Inc.
6.00%, 9/15/2041	921,000	943,618
		13,993,121
Thrifts & Mortgage Finance - 0.5%
BPCE SA
4.00%, 4/15/2024	2,491,000	2,524,075

Tobacco - 1.3%
Altria Group, Inc.
5.38%, 1/31/2044	2,957,000	3,239,031
Philip Morris International, Inc.
6.38%, 5/16/2038	1,792,000	2,168,263
4.25%, 11/10/2044	1,593,000	1,521,252
		6,928,546
Wireless Telecommunication Services - 2.6%
America Movil SAB de CV
6.38%, 3/1/2035	1,082,000	1,282,819
6.13%, 3/30/2040	2,374,000	2,797,736
4.38%, 7/16/2042	919,000	903,946
Telefonica Europe BV
8.25%, 9/15/2030	723,000	944,668
Vodafone Group plc
4.13%, 5/30/2025	1,560,000	1,557,743
4.38%, 5/30/2028	2,000,000	1,988,777
6.15%, 2/27/2037	1,436,000	1,612,001
4.38%, 2/19/2043	1,821,000	1,648,024
5.25%, 5/30/2048	890,000	897,340
		13,633,054
TOTAL CORPORATE BONDS (Cost $520,618,090)		501,767,649

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENTS(a) - 1.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $7,506,303 (Cost $7,504,683)	7,504,683	7,504,683

Total Investments - 97.3% (Cost $528,122,773)		509,272,332
Other Assets Less Liabilities - 2.7%		14,086,178
Net Assets - 100.0%		523,358,510

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	1,678	12/19/2018	USD	$201,805,719	$(444,098)
U.S. Treasury Long Bond	1,980	12/19/2018	USD	285,553,125	(1,114,794)
U.S. Treasury Ultra Bond	178	12/19/2018	USD	28,357,625	(111,529)
					$(1,670,421)

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 82.5%

REPURCHASE AGREEMENTS(a) - 82.5%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $6,484,500 (Cost $6,483,101)	6,483,101	6,483,101

Total Investments - 82.5% (Cost $6,483,101)		6,483,101
Other Assets Less Liabilities - 17.5%		1,372,541
Net Assets - 100.0%		7,855,642

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Crude Oil	1	9/19/2018	USD	$34,900	$1,561
WTI Crude Oil	112	9/20/2018	USD	7,817,600	329,010
					$330,571

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 96.1%

Aerospace & Defense - 2.6%
Arconic, Inc.	39,495	883,898
Boeing Co. (The)	10,607	3,635,974
General Dynamics Corp.	18,141	3,508,469
Huntington Ingalls Industries, Inc.	11,874	2,902,837
Lockheed Martin Corp.	1,662	532,521
Northrop Grumman Corp.	9,665	2,884,906
Raytheon Co.	18,657	3,720,952
Rockwell Collins, Inc.	22,061	2,999,193
Textron, Inc.	16,674	1,151,006
United Technologies Corp.	2,454	323,192
		22,542,948
Airlines - 0.6%
Alaska Air Group, Inc.	14,810	999,527
American Airlines Group, Inc.	51,054	2,066,666
United Continental Holdings, Inc.*	26,863	2,348,363
		5,414,556
Auto Components - 0.4%
BorgWarner, Inc.	41,882	1,833,175
Goodyear Tire & Rubber Co. (The)	85,607	1,942,423
		3,775,598
Automobiles - 0.4%
Ford Motor Co.	352,198	3,338,837

Banks - 4.9%
Bank of America Corp.	319,126	9,870,567
Citigroup, Inc.	31,298	2,229,670
Citizens Financial Group, Inc.	73,720	3,034,315
Fifth Third Bancorp	101,920	2,999,506
Huntington Bancshares, Inc.	74,401	1,206,040
JPMorgan Chase & Co.	66,887	7,663,912
KeyCorp	131,456	2,769,778
People’s United Financial, Inc.	133,833	2,477,249
PNC Financial Services Group, Inc. (The)	8,742	1,254,827
Regions Financial Corp.	84,378	1,641,996
SunTrust Banks, Inc.	45,365	3,337,049
Wells Fargo & Co.	70,687	4,133,776
		42,618,685
Beverages - 1.1%
Brown-Forman Corp., Class B	51,971	2,713,926
Coca-Cola Co. (The)	45,707	2,037,161
Constellation Brands, Inc., Class A	15,771	3,283,522
PepsiCo, Inc.	15,114	1,692,919
		9,727,528
Biotechnology - 1.6%
AbbVie, Inc.	42,456	4,074,927
Amgen, Inc.	4,894	977,870
Biogen, Inc.*	4,977	1,759,320
Celgene Corp.*	13,681	1,292,170
Gilead Sciences, Inc.	4,079	308,903
Incyte Corp.*	15,391	1,137,549
Regeneron Pharmaceuticals, Inc.*	867	352,652
Vertex Pharmaceuticals, Inc.*	20,826	3,840,314
		13,743,705
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	31,460	1,666,751
Johnson Controls International plc	75,520	2,852,391
Masco Corp.	19,054	723,480
		5,242,622
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	15,478	2,261,181
Ameriprise Financial, Inc.	20,356	2,889,738
Charles Schwab Corp. (The)	29,262	1,486,217
CME Group, Inc.	24,211	4,230,388
E*TRADE Financial Corp.*	46,760	2,752,293
Franklin Resources, Inc.	15,859	503,365
Goldman Sachs Group, Inc. (The)	1,356	322,470
Intercontinental Exchange, Inc.	37,232	2,838,195
Invesco Ltd.	95,797	2,308,708
Morgan Stanley	82,940	4,049,960
Nasdaq, Inc.	29,843	2,848,216
Raymond James Financial, Inc.	27,749	2,581,767
T. Rowe Price Group, Inc.	2,602	301,546
		29,374,044
Chemicals - 1.5%
CF Industries Holdings, Inc.	46,793	2,430,896
DowDuPont, Inc.	29,520	2,070,238
Eastman Chemical Co.	25,738	2,497,358
LyondellBasell Industries NV, Class A	26,597	2,999,610
Mosaic Co. (The)	36,541	1,142,637
Praxair, Inc.	6,333	1,001,817
Sherwin-Williams Co. (The)	851	387,699
		12,530,255
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	40,301	2,956,481
Waste Management, Inc.	38,273	3,479,016
		6,435,497
Communications Equipment - 0.6%
Cisco Systems, Inc.	64,026	3,058,522
F5 Networks, Inc.*	6,806	1,287,151
Juniper Networks, Inc.	27,336	777,162
		5,122,835
Construction & Engineering - 0.3%
Fluor Corp.	43,980	2,524,892
Quanta Services, Inc.*	9,953	344,274
		2,869,166
Construction Materials - 0.1%
Vulcan Materials Co.	7,151	792,331

Consumer Finance - 0.9%
Capital One Financial Corp.	11,771	1,166,388
Discover Financial Services	42,287	3,303,461
Synchrony Financial	102,158	3,235,344
		7,705,193
Containers & Packaging - 0.9%
Avery Dennison Corp.	14,077	1,480,619
International Paper Co.	5,915	302,493
Packaging Corp. of America	25,171	2,766,796
WestRock Co.	51,533	2,838,438
		7,388,346
Distributors - 0.3%
LKQ Corp.*	82,217	2,838,131

Diversified Consumer Services - 0.1%
H&R Block, Inc.	43,904	1,188,042

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	37,860	7,902,139

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	118,883	3,797,123
CenturyLink, Inc.	160,343	3,424,926

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Verizon Communications, Inc.	72,364	3,934,431
		11,156,480
Electric Utilities - 2.4%
American Electric Power Co., Inc.	38,323	2,748,909
Edison International	45,715	3,004,847
Entergy Corp.	16,930	1,415,179
Exelon Corp.	83,718	3,659,314
FirstEnergy Corp.	79,817	2,983,559
PG&E Corp.	66,435	3,067,968
Pinnacle West Capital Corp.	11,622	912,908
Xcel Energy, Inc.	65,481	3,146,362
		20,939,046
Electrical Equipment - 0.3%
AMETEK, Inc.	38,203	2,940,103

Electronic Equipment, Instruments & Components - 0.0%(b)
Knowles Corp.*	1	9

Energy Equipment & Services - 1.1%
Baker Hughes a GE Co.	79,744	2,629,160
Halliburton Co.	44,476	1,774,148
Helmerich & Payne, Inc.	43,549	2,855,508
National Oilwell Varco, Inc.	38,006	1,788,942
Schlumberger Ltd.	4,738	299,252
		9,347,010
Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.	11,413	1,464,859
Apartment Investment & Management Co., Class A	61,443	2,691,203
AvalonBay Communities, Inc.	17,695	3,243,316
Duke Realty Corp.	93,655	2,668,231
Essex Property Trust, Inc.	4,475	1,102,103
Extra Space Storage, Inc.	27,980	2,580,036
Federal Realty Investment Trust	21,429	2,798,842
Host Hotels & Resorts, Inc.	118,503	2,551,370
Iron Mountain, Inc.	17,114	617,815
Kimco Realty Corp.	163,637	2,799,829
Mid-America Apartment Communities, Inc.	27,500	2,847,900
Prologis, Inc.	50,646	3,402,398
Public Storage	15,456	3,285,636
Regency Centers Corp.	36,760	2,427,263
Simon Property Group, Inc.	22,346	4,089,988
UDR, Inc.	10,421	416,527
Ventas, Inc.	49,410	2,958,177
Welltower, Inc.	26,353	1,758,009
Weyerhaeuser Co.	78,901	2,738,654
		46,442,156
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	1,399	326,149
Kroger Co. (The)	78,954	2,487,051
Walgreens Boots Alliance, Inc.	25,811	1,769,602
Walmart, Inc.	9,532	913,738
		5,496,540
Food Products - 1.7%
Campbell Soup Co.	41,603	1,641,238
Conagra Brands, Inc.	65,948	2,423,589
General Mills, Inc.	19,056	876,767
Hershey Co. (The)	23,965	2,408,962
Hormel Foods Corp.	15,409	603,262
JM Smucker Co. (The)	25,366	2,622,337
McCormick & Co., Inc. (Non-Voting)	6,235	778,627
Tyson Foods, Inc., Class A	50,027	3,142,196
		14,496,978
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	62,440	4,173,490
ABIOMED, Inc.*	7,761	3,155,467
Align Technology, Inc.*	4,570	1,766,259
Baxter International, Inc.	47,365	3,522,535
Boston Scientific Corp.*	38,465	1,367,815
Danaher Corp.	34,846	3,607,955
Edwards Lifesciences Corp.*	19,931	2,874,848
Hologic, Inc.*	7,626	303,210
IDEXX Laboratories, Inc.*	12,434	3,158,733
Intuitive Surgical, Inc.*	3,607	2,019,920
Medtronic plc	9,415	907,700
		26,857,932
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	34,677	3,119,890
Anthem, Inc.	8,125	2,150,931
Cardinal Health, Inc.	39,642	2,068,916
Centene Corp.*	9,721	1,423,932
CVS Health Corp.	52,669	3,962,815
Express Scripts Holding Co.*	44,909	3,952,890
Humana, Inc.	2,322	773,830
McKesson Corp.	17,319	2,229,821
Quest Diagnostics, Inc.	18,658	2,052,007
UnitedHealth Group, Inc.	15,265	4,098,042
Universal Health Services, Inc., Class B	2,774	361,064
		26,194,138
Health Care Technology - 0.3%
Cerner Corp.*	34,968	2,276,766

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	52,892	3,252,329
Darden Restaurants, Inc.	22,072	2,561,235
Hilton Worldwide Holdings, Inc.	34,424	2,671,991
Marriott International, Inc., Class A	25,139	3,179,329
McDonald’s Corp.	6,081	986,521
MGM Resorts International	93,927	2,722,944
Norwegian Cruise Line Holdings Ltd.*	56,838	3,047,085
Royal Caribbean Cruises Ltd.	24,880	3,049,790
Wynn Resorts Ltd.	4,540	673,464
Yum! Brands, Inc.	6,399	556,009
		22,700,697
Household Durables - 1.2%
DR Horton, Inc.	52,282	2,327,072
Garmin Ltd.	37,870	2,580,462
Lennar Corp., Class A	50,083	2,587,789
PulteGroup, Inc.	92,315	2,580,204
Whirlpool Corp.	4,332	541,413
		10,616,940
Household Products - 1.0%
Church & Dwight Co., Inc.	44,858	2,538,065
Clorox Co. (The)	20,354	2,950,923
Procter & Gamble Co. (The)	35,004	2,903,582
		8,392,570
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	113,108	1,522,434
NRG Energy, Inc.	45,949	1,626,135
		3,148,569
Industrial Conglomerates - 0.5%
3M Co.	3,391	715,230
General Electric Co.	199,113	2,576,522

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Honeywell International, Inc.	8,837	1,405,613
		4,697,365
Insurance - 3.3%
Allstate Corp. (The)	32,446	3,263,094
Arthur J Gallagher & Co.	38,834	2,801,485
Assurant, Inc.	23,695	2,436,320
Everest Re Group Ltd.	10,120	2,256,962
Hartford Financial Services Group, Inc. (The)	23,383	1,177,802
Loews Corp.	46,302	2,329,454
Marsh & McLennan Cos., Inc.	15,122	1,279,775
MetLife, Inc.	18,158	833,271
Principal Financial Group, Inc.	39,455	2,177,521
Progressive Corp. (The)	55,756	3,765,203
Prudential Financial, Inc.	20,474	2,011,570
Torchmark Corp.	30,730	2,701,782
Unum Group	48,205	1,777,800
		28,812,039
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	8,998	18,110,365
Booking Holdings, Inc.*	2,498	4,874,972
Expedia Group, Inc.	2,481	323,770
Netflix, Inc.*	13,502	4,964,415
		28,273,522
Internet Software & Services - 3.7%
Alphabet, Inc., Class A*	5,738	7,068,068
Alphabet, Inc., Class C*	5,868	7,148,339
Facebook, Inc., Class A*	75,424	13,254,259
Twitter, Inc.*	35,998	1,266,410
VeriSign, Inc.*	19,052	3,021,838
		31,758,914
IT Services - 3.2%
Accenture plc, Class A	1,960	331,377
Alliance Data Systems Corp.	12,151	2,898,986
Broadridge Financial Solutions, Inc.	22,474	3,037,136
Cognizant Technology Solutions Corp., Class A	47,936	3,759,620
DXC Technology Co.	35,529	3,236,337
International Business Machines Corp.	7,210	1,056,121
Mastercard, Inc., Class A	11,419	2,461,480
Paychex, Inc.	43,508	3,186,961
PayPal Holdings, Inc.*	3,916	361,564
Total System Services, Inc.	11,054	1,073,785
Visa, Inc., Class A	28,388	4,169,913
Western Union Co. (The)	108,354	2,050,058
		27,623,338
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	40,961	2,766,506
IQVIA Holdings, Inc.*	24,843	3,157,297
Mettler-Toledo International, Inc.*	4,327	2,528,958
		8,452,761
Machinery - 2.2%
Caterpillar, Inc.	2,267	314,773
Cummins, Inc.	15,109	2,142,456
Dover Corp.	29,538	2,536,428
Illinois Tool Works, Inc.	8,686	1,206,312
PACCAR, Inc.	47,052	3,219,298
Parker-Hannifin Corp.	15,635	2,745,506
Pentair plc	61,597	2,678,237
Snap-on, Inc.	3,800	671,764
Stanley Black & Decker, Inc.	18,096	2,543,031
Xylem, Inc.	8,208	623,069
		18,680,874
Media - 2.2%
Comcast Corp., Class A	114,315	4,228,512
Discovery, Inc., Class A*	102,099	2,841,415
DISH Network Corp., Class A*	61,972	2,190,710
News Corp., Class A	61,730	806,811
News Corp., Class B	124,669	1,695,499
Omnicom Group, Inc.	36,394	2,522,832
Viacom, Inc., Class B	97,153	2,844,640
Walt Disney Co. (The)	17,413	1,950,604
		19,081,023
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	165,164	2,320,554
Nucor Corp.	38,667	2,416,688
		4,737,242
Multiline Retail - 0.4%
Kohl’s Corp.	9,923	785,009
Macy’s, Inc.	24,887	909,620
Nordstrom, Inc.	6,094	383,008
Target Corp.	18,793	1,644,387
		3,722,024
Multi-Utilities - 1.4%
Ameren Corp.	43,324	2,739,376
CenterPoint Energy, Inc.	99,951	2,777,638
Consolidated Edison, Inc.	38,691	3,053,881
DTE Energy Co.	27,528	3,059,462
SCANA Corp.	13,976	535,840
		12,166,197
Oil, Gas & Consumable Fuels - 5.3%
Andeavor	7,748	1,183,817
Cabot Oil & Gas Corp.	45,128	1,075,400
Chevron Corp.	45,119	5,344,797
Cimarex Energy Co.	29,368	2,481,009
Concho Resources, Inc.*	21,986	3,015,380
ConocoPhillips	66,249	4,864,664
Devon Energy Corp.	27,147	1,165,421
EOG Resources, Inc.	35,718	4,222,939
EQT Corp.	6,232	317,956
Exxon Mobil Corp.	95,805	7,680,687
HollyFrontier Corp.	37,598	2,801,803
Marathon Petroleum Corp.	10,145	834,832
Newfield Exploration Co.*	52,022	1,419,160
ONEOK, Inc.	10,306	679,268
Phillips 66	13,723	1,626,313
Pioneer Natural Resources Co.	17,754	3,101,624
Valero Energy Corp.	30,173	3,556,793
		45,371,863
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	23,909	3,350,129

Pharmaceuticals - 2.3%
Allergan plc	1,680	322,073
Bristol-Myers Squibb Co.	30,289	1,833,999
Eli Lilly & Co.	6,582	695,388
Johnson & Johnson	50,602	6,815,584
Merck & Co., Inc.	32,032	2,197,075
Nektar Therapeutics*	25,364	1,686,452
Pfizer, Inc.	89,083	3,698,726
Zoetis, Inc.	32,897	2,980,468
		20,229,765
Professional Services - 0.6%
Equifax, Inc.	12,023	1,610,721

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Nielsen Holdings plc	45,585	1,185,210
Robert Half International, Inc.	24,508	1,916,036
		4,711,967
Road & Rail - 1.4%
CSX Corp.	18,625	1,381,230
JB Hunt Transport Services, Inc.	4,071	491,573
Kansas City Southern	5,730	664,451
Norfolk Southern Corp.	21,877	3,803,098
Union Pacific Corp.	36,837	5,548,389
		11,888,741
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.*	41,234	1,037,860
Analog Devices, Inc.	22,510	2,225,114
Applied Materials, Inc.	39,266	1,689,223
Broadcom, Inc.	15,415	3,376,347
Intel Corp.	102,926	4,984,706
KLA-Tencor Corp.	5,218	606,384
Lam Research Corp.	13,299	2,301,924
Microchip Technology, Inc.	22,657	1,949,182
Micron Technology, Inc.*	75,541	3,967,413
NVIDIA Corp.	16,929	4,751,632
QUALCOMM, Inc.	4,841	332,625
Skyworks Solutions, Inc.	27,004	2,465,465
Texas Instruments, Inc.	16,977	1,908,215
		31,596,090
Software - 5.8%
Adobe Systems, Inc.*	22,687	5,978,251
CA, Inc.	61,415	2,689,977
Citrix Systems, Inc.*	25,916	2,954,942
Intuit, Inc.	10,364	2,274,587
Microsoft Corp.	175,418	19,704,704
Oracle Corp.	109,887	5,338,311
Red Hat, Inc.*	18,468	2,728,278
salesforce.com, Inc.*	14,393	2,197,523
Symantec Corp.	145,546	2,934,207
Synopsys, Inc.*	29,529	3,016,092
Take-Two Interactive Software, Inc.*	4,210	562,288
		50,379,160
Specialty Retail - 2.5%
AutoZone, Inc.*	3,117	2,390,365
Best Buy Co., Inc.	20,180	1,605,521
Foot Locker, Inc.	35,777	1,763,806
Gap, Inc. (The)	32,727	993,264
Home Depot, Inc. (The)	19,962	4,007,771
L Brands, Inc.	18,926	500,214
Lowe’s Cos., Inc.	10,937	1,189,399
O’Reilly Automotive, Inc.*	2,533	849,619
Ross Stores, Inc.	37,099	3,553,342
TJX Cos., Inc. (The)	13,350	1,468,100
Ulta Beauty, Inc.*	12,153	3,159,780
		21,481,181
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	115,427	26,274,648
Hewlett Packard Enterprise Co.	60,015	992,048
HP, Inc.	146,523	3,611,792
NetApp, Inc.	11,500	998,315
Seagate Technology plc	11,287	604,306
Western Digital Corp.	20,174	1,275,804
		33,756,913
Textiles, Apparel & Luxury Goods - 1.0%
Michael Kors Holdings Ltd.*	37,361	2,713,156
NIKE, Inc., Class B	7,666	630,145
Ralph Lauren Corp.	17,889	2,375,838
Tapestry, Inc.	13,150	666,574
Under Armour, Inc., Class A*	104,429	2,135,573
		8,521,286
Tobacco - 0.7%
Altria Group, Inc.	83,204	4,869,098
Philip Morris International, Inc.	18,587	1,447,742
		6,316,840
Trading Companies & Distributors - 0.3%
United Rentals, Inc.*	18,601	2,899,338

TOTAL COMMON STOCKS (Cost $742,732,681)		830,064,964

Total Investments - 96.1% (Cost $742,732,681)		830,064,964
Other Assets Less Liabilities - 3.9%		33,298,541
Net Assets - 100.0%		863,363,505

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,402,693.
(b)	Represents less than 0.05% of net assets.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(236,790,612)	11/6/2019	Deutsche Bank AG	(1.91)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(2,879,378)
(7,151,365)	1/7/2019	Goldman Sachs International	(2.06)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(6,229,594)
(7,552,852)	1/7/2019	Societe Generale	(1.88)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(7,137,171)
196,618,568	11/13/2019	Societe Generale	2.28%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	20,731,837
(4,734,747)	11/6/2018	UBS AG	(2.18)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	(3,391,046)
92,821,159	11/13/2019	UBS AG	2.43%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	9,292,051
33,210,151					10,386,699
				Total Unrealized Appreciation	30,023,888
				Total Unrealized Depreciation	(19,637,189)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_August.pdf
(4)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Long Online/Short Stores ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 98.0%

Diversified Consumer Services - 4.5%
Chegg, Inc.*	92,953	3,009,818

Internet & Direct Marketing Retail - 66.7%
1-800-Flowers.com, Inc., Class A*	58,154	700,756
Amazon.com, Inc.*	8,002	16,105,705
Blue Apron Holdings, Inc., Class A*	100,411	202,830
Duluth Holdings, Inc., Class B*	47,151	1,364,550
Groupon, Inc.*	647,350	2,764,184
JD.com, Inc., ADR*	60,190	1,883,947
Lands’ End, Inc.*	51,981	1,335,912
Netflix, Inc.*	7,870	2,893,642
Nutrisystem, Inc.	47,514	1,758,018
Overstock.com, Inc.*	46,814	1,366,969
PetMed Express, Inc.	33,381	1,224,749
Qurate Retail, Inc.*	140,374	2,918,375
Shutterfly, Inc.*	38,160	2,964,269
Stitch Fix, Inc., Class A*	44,740	1,815,549
Vipshop Holdings Ltd., ADR*	271,866	1,897,625
Wayfair, Inc., Class A*	22,199	3,000,639
		44,197,719
Internet Software & Services - 26.8%
Alibaba Group Holding Ltd., ADR*	57,937	10,139,554
eBay, Inc.*	83,481	2,889,278
Etsy, Inc.*	60,571	2,949,202
MercadoLibre, Inc.	5,118	1,752,454
		17,730,488
TOTAL COMMON STOCKS (Cost $58,693,860)		64,938,025

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.3%

REPURCHASE AGREEMENTS(b) - 5.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,533,865 (Cost $3,533,104)	3,533,104	3,533,104

Total Investments - 103.3% (Cost $62,226,964)		68,471,129
Liabilities in excess of other assets - (3.3%)		(2,180,900)
Net Assets - 100.0%		66,290,229

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,479,757.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Abbreviations

ADR                                                       American Depositary Receipt

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,903,648)	11/13/2019	Credit Suisse International	(2.58)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(2,585,713)
486,249	11/13/2019	Credit Suisse International	2.28%	ProShares Online Retail Index	124,703
(30,271,502)	11/6/2019	Societe Generale	(0.88)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,954,374)
961,538	11/6/2019	Societe Generale	2.43%	ProShares Online Retail Index	240,797
(31,727,363)					(4,174,587)
				Total Unrealized Appreciation	365,500
				Total Unrealized Depreciation	(4,540,087)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.0%

REPURCHASE AGREEMENTS(a) - 89.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $2,688,185 (Cost $2,687,605)	2,687,605	2,687,605

Total Investments - 89.0% (Cost $2,687,605)		2,687,605
Other Assets Less Liabilities - 11.0%		331,340
Net Assets - 100.0%		3,018,945

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF had the following open long and short futures contracts as of August 31, 2018:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cotton No. 2	2	12/6/2018	USD	$82,220	$(5,936)
Live Cattle	3	10/31/2018	USD	130,530	(3,289)
NY Harbor ULSD	1	10/31/2018	USD	94,332	4,085
RBOB Gasoline	1	9/28/2018	USD	83,874	2,178
Wheat	2	12/14/2018	USD	54,550	(4,093)
WTI Crude Oil	1	9/20/2018	USD	69,800	2,448
					$(4,607)

Futures Contracts Sold
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
100 oz Gold	1	12/27/2018	USD	$120,670	$6,438
Cocoa	3	12/13/2018	USD	70,080	(5,879)
Coffee ‘C’	2	12/18/2018	USD	76,350	6,913
Copper	1	12/27/2018	USD	66,775	2,023
Corn	4	12/14/2018	USD	73,000	3,651
E-Mini Euro	2	9/17/2018	USD	145,113	3,609
Foreign Exchange AUD/USD	2	9/17/2018	USD	143,600	8,895
Foreign Exchange CAD/USD	2	9/18/2018	USD	153,290	1,150
Foreign Exchange CHF/USD	1	9/17/2018	USD	129,087	(477)
Foreign Exchange GBP/USD	2	9/17/2018	USD	162,050	6,545
Foreign Exchange JPY/USD	2	9/17/2018	USD	225,425	1,808
Lean Hogs	4	10/12/2018	USD	80,680	12,699
Natural Gas	3	9/26/2018	USD	87,480	(1,607)
Silver	4	12/27/2018	USD	58,228	3,697
Soybean	2	11/14/2018	USD	84,350	16,344
Sugar No. 11	6	9/28/2018	USD	71,232	5,067
U.S. Treasury 10 Year Note	5	12/19/2018	USD	601,328	(4,383)
U.S. Treasury Long Bond	2	12/19/2018	USD	288,438	(4,191)
					$62,302
					$57,695

Abbreviations

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

GBP British Pound

JPY Japanese Yen

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 79.3%

Aerospace & Defense - 2.6%
Rockwell Collins, Inc.	1,381	187,747

Banks - 2.4%
MB Financial, Inc.	3,651	176,928

Beverages - 0.5%
Keurig Dr Pepper, Inc.	1,565	35,682

Biotechnology - 2.6%
Shire plc	3,267	190,534

Chemicals - 2.6%
KMG Chemicals, Inc.	2,407	186,494

Communications Equipment - 4.8%
Mitel Networks Corp.*	15,944	175,384
Oclaro, Inc.*	18,105	172,722
		348,106
Containers & Packaging - 2.4%
Bemis Co., Inc.	3,622	178,492

Equity Real Estate Investment Trusts (REITs) - 10.0%
Education Realty Trust, Inc.	4,382	181,327
Forest City Realty Trust, Inc., Class A	7,382	185,657
Gramercy Property Trust	6,485	177,365
LaSalle Hotel Properties	5,351	187,874
		732,223
Food & Staples Retailing - 2.5%
SUPERVALU, Inc.*	5,721	184,731

Health Care Providers & Services - 10.6%
Aetna, Inc.	1,019	204,075
Envision Healthcare Corp.*	4,066	184,434
Express Scripts Holding Co.*	2,267	199,541
LifePoint Health, Inc.*	2,834	182,510
		770,560
Hotels, Restaurants & Leisure - 2.7%
Pinnacle Entertainment, Inc.*	5,851	200,338

Insurance - 7.6%
Aspen Insurance Holdings Ltd.	4,532	186,492
Stewart Information Services Corp.	4,102	183,687
XL Group Ltd.	3,233	185,542
		555,721
Internet Software & Services - 2.7%
Web.com Group, Inc.*	7,024	196,321

IT Services - 5.0%
Convergys Corp.	7,446	184,140
Syntel, Inc.*	4,516	183,982
		368,122
Mortgage Real Estate Investment Trusts (REITs) - 2.4%
MTGE Investment Corp.	9,120	178,752

Multi-Utilities - 2.5%
Vectren Corp.	2,522	179,566

Oil, Gas & Consumable Fuels - 5.3%
Andeavor	1,292	197,405
Energen Corp.*	2,463	191,005
		388,410
Paper & Forest Products - 2.5%
KapStone Paper and Packaging Corp.	5,292	181,780

Professional Services - 2.6%
Dun & Bradstreet Corp. (The)	1,303	186,225

Software - 5.0%
CA, Inc.	4,182	183,172
Gemalto NV*	3,122	181,265
		364,437
TOTAL COMMON STOCKS (Cost $5,759,378)		5,791,169

MASTER LIMITED PARTNERSHIPS - 2.4%

Oil, Gas & Consumable Fuels - 2.4%
Energy Transfer Partners LP (Cost $179,250)	7,630	172,056

	Number of Rights

RIGHTS - 0.2%

Biotechnology - 0.1%
Dyax Corp., CVR*(a)(b)	4,897	5,436

Food Products - 0.1%
Schuman, Inc., CVR*(a)(b)	4,250	8,500
TOTAL RIGHTS (Cost $—)		13,936

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 17.9%

REPURCHASE AGREEMENTS(c) - 17.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,309,645 (Cost $1,309,362)	1,309,362	1,309,362

Total Investments - 99.8% (Cost $7,247,990)		7,286,523
Other Assets Less Liabilities - 0.2%		11,324
Net Assets - 100.0%		7,297,847

*	Non-income producing security.
(a)

Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $13,936, which represents approximately 0.19% of net assets of the Fund.

See accompanying notes to schedules of portfolio investments.

(b)	Illiquid security.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                                       Contingent Value Rights - No defined expiration

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2018:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/09/18	66,000	$(50,508)	$50,640	$132
U.S. Dollar vs. Euro	Goldman Sachs International	11/09/18	17,000	(19,511)	19,833	322
U.S. Dollar vs. British Pound	Goldman Sachs International	11/09/18	15,000	(19,175)	19,502	327
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/09/18	(271,000)	209,047	207,928	1,119
U.S. Dollar vs. Euro	Goldman Sachs International	11/09/18	(172,000)	201,678	200,668	1,010
U.S. Dollar vs. British Pound	Goldman Sachs International	11/09/18	(160,000)	210,225	208,018	2,207
Total Appreciation						$5,117
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	11/09/18	205,000	$(158,331)	$157,290	$(1,041)
						$4,076

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,413)	11/6/2019	Citibank NA	(1.26)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	16
5,848	11/6/2019	Citibank NA	2.41%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	35
(2,080,473)	11/6/2019	Societe Generale	(1.38)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	(8,945)
1,083,816	11/6/2019	Societe Generale	2.53%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	4,727
(996,222)					(4,167)
				Total Unrealized Appreciation	4,778
				Total Unrealized Depreciation	(8,945)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

(3)	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_August.pdf.
(4)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2018:

United States	74.4%
United Kingdom	2.6%
Netherlands	2.5%
Canada	2.4%
Other (1)	18.1%
100.0%

(1)       Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 99.9%

ProShares DJ Brookfield Global Infrastructure ETF(a)	5,694	241,113
ProShares Global Listed Private Equity ETF(a)	26,930	986,177
ProShares Hedge Replication ETF(a)	37,482	1,709,179
ProShares Inflation Expectations ETF(a)	43,552	1,264,750
ProShares Managed Futures Strategy ETF(a)	30,264	1,220,093
ProShares Merger ETF(a)	35,031	1,275,829
ProShares RAFI Long/Short(a)	24,537	887,135
TOTAL EXCHANGE TRADED FUNDS (Cost $7,656,300)		7,584,276

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $13,892 (Cost $13,890)	13,890	13,890

Total Investments - 100.1% (Cost $7,670,190)		7,598,166
Liabilities in excess of other assets - (0.1%)		(10,971)
Net Assets - 100.0%		7,587,195

(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending August 31, 2018, was as follows:

Exchange Traded Funds	Value May 31, 2018	Purchases at Cost	Sales at Value	Shares August 31, 2018	Value August 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$604,251	$62,610	$428,164	5,694	$241,113	$19,970	$3,115	$(17,554)
ProShares Global Listed Private Equity ETF	939,698	128,273	93,614	26,930	986,177	15,443	5,410	(3,623)
ProShares Hedge Replication ETF	2,149,793	41,726	488,279	37,482	1,709,179	(2,914)	2,703	8,853
ProShares Inflation Expectations ETF	1,316,697	71,818	140,437	43,552	1,264,750	15,437	12,160	1,235
ProShares Managed Futures Strategy ETF	766,348	531,864	96,703	30,264	1,220,093	17,200	1,353	1,384
ProShares Merger ETF	1,552,788	20,953	331,053	35,031	1,275,829	41,313	2,819	(8,172)
ProShares RAFI Long/Short	935,634	61,190	96,138	24,537	887,135	(12,049)	3,076	(1,502)
	$8,265,209	$918,434	$1,674,388	203,490	$7,584,276	$94,400	$30,636	$(19,379)

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 1.8%
BAE Systems plc	272,901	2,149,501

Beverages - 1.8%
Diageo plc	61,541	2,155,274

Biotechnology - 1.9%
Shire plc	38,436	2,247,324

Chemicals - 5.6%
Croda International plc	33,017	2,188,606
FUCHS PETROLUB SE (Preference)	38,641	2,268,171
Novozymes A/S, Class B	41,285	2,267,982
		6,724,759
Commercial Services & Supplies - 1.8%
Babcock International Group plc	233,888	2,168,707

Diversified Financial Services - 5.6%
Groupe Bruxelles Lambert SA	21,171	2,226,775
Mitsubishi UFJ Lease & Finance Co. Ltd.	399,356	2,250,958
Standard Life Aberdeen plc	531,228	2,188,079
		6,665,812
Electric Utilities - 5.5%
CK Infrastructure Holdings Ltd.	297,304	2,174,222
Red Electrica Corp. SA	103,480	2,179,222
SSE plc	135,763	2,211,018
		6,564,462
Equity Real Estate Investment Trusts (REITs) - 3.7%
CapitaLand Commercial Trust	1,692,146	2,186,123
Link REIT	221,646	2,208,299
		4,394,422
Food & Staples Retailing - 3.7%
Koninklijke Ahold Delhaize NV	89,966	2,193,997
Sundrug Co. Ltd.	61,450	2,211,169
		4,405,166
Food Products - 9.4%
Associated British Foods plc	72,370	2,153,100
Chocoladefabriken Lindt & Spruengli AG, Class PC	318	2,372,423
Chocoladefabriken Lindt & Spruengli AG (Registered)	26	2,295,936
Kerry Group plc, Class A	19,896	2,274,389
Nestle SA (Registered)	26,426	2,223,708
		11,319,556
Gas Utilities - 1.8%
APA Group	294,642	2,130,851

Health Care Equipment & Supplies - 5.7%
Coloplast A/S, Class B	20,914	2,243,630
Essilor International Cie Generale d’Optique SA	15,408	2,228,352
Sysmex Corp.	27,397	2,381,811
		6,853,793
Health Care Providers & Services - 7.4%
Fresenius Medical Care AG & Co. KGaA	22,211	2,255,016
Fresenius SE & Co. KGaA	28,836	2,206,964
Ramsay Health Care Ltd.	52,469	2,113,569
Ryman Healthcare Ltd.	244,944	2,289,912
		8,865,461
Hotels, Restaurants & Leisure - 3.6%
Compass Group plc	101,223	2,181,999
Paddy Power Betfair plc	23,985	2,190,664
		4,372,663
Household Durables - 1.9%
SEB SA	12,104	2,261,730

Insurance - 1.8%
Prudential plc	97,948	2,208,792

Media - 3.6%
SES SA, FDR	108,132	2,174,024
WPP plc	131,119	2,178,844
		4,352,868
Multiline Retail - 3.8%
Don Quijote Holdings Co. Ltd.	47,530	2,314,668
Next plc	31,382	2,243,382
		4,558,050
Multi-Utilities - 1.7%
AGL Energy Ltd.	139,621	2,098,238

Oil, Gas & Consumable Fuels - 1.8%
Enagas SA	78,487	2,187,105

Personal Products - 1.8%
L’Oreal SA	9,241	2,222,418

Pharmaceuticals - 9.2%
Novartis AG (Registered)	26,025	2,163,054
Novo Nordisk A/S, Class B	44,627	2,192,139
Roche Holding AG	8,901	2,216,276
Sanofi	25,522	2,188,213
Vifor Pharma AG	12,175	2,249,058
		11,008,740
Professional Services - 3.6%
Intertek Group plc	32,405	2,162,359
Wolters Kluwer NV	34,466	2,189,525
		4,351,884
Road & Rail - 1.9%
MTR Corp. Ltd.	431,707	2,224,840

Specialty Retail - 1.9%
Shimamura Co. Ltd.	24,249	2,245,906

Tobacco - 1.7%
British American Tobacco plc	41,257	1,995,609

Trading Companies & Distributors - 3.8%
Ashtead Group plc	72,483	2,225,235
Bunzl plc	73,448	2,289,227
		4,514,462
Wireless Telecommunication Services - 1.7%
Vodafone Group plc	968,526	2,070,794

TOTAL COMMON STOCKS (Cost $110,779,109)		119,319,187

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $163,026 (Cost $162,990)	162,990	162,990

Total Investments - 99.6% (Cost $110,942,099)		119,482,177
Other Assets Less Liabilities - 0.4%		519,139
Net Assets - 100.0%		120,001,316

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2018:

United Kingdom	30.9%
Switzerland	11.3%
Japan	9.5%
France	9.2%
Germany	5.6%
Denmark	5.6%
Australia	5.3%
Ireland	3.7%
Hong Kong	3.7%
Netherlands	3.7%
Spain	3.6%
New Zealand	1.9%
Belgium	1.9%
China	1.8%
Singapore	1.8%
Other (1)	0.5%
100.0%

(1)                   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Banks - 16.7%
Absa Group Ltd.	32,113	355,221
Bancolombia SA	31,631	340,593
Bancolombia SA, ADR	7,887	341,980
Bank Central Asia Tbk. PT	216,093	363,823
Bank Rakyat Indonesia Persero Tbk. PT	1,637,848	353,588
Capitec Bank Holdings Ltd.	5,182	353,607
E.Sun Financial Holding Co. Ltd.	494,040	363,513
Grupo Financiero Inbursa SAB de CV, Class O	218,602	347,379
Itau Unibanco Holding SA, ADR	33,583	349,935
Nedbank Group Ltd.	19,091	361,137
OTP Bank Nyrt.	9,685	356,546
Public Bank Bhd.	57,997	354,516
		4,241,838
Chemicals - 1.3%
Asian Paints Ltd.	17,611	340,780

Commercial Services & Supplies - 1.4%
China Everbright International Ltd.	419,436	353,237

Construction & Engineering - 1.4%
Larsen & Toubro Ltd., GDR(a)	18,885	358,815

Construction Materials - 1.4%
Grupo Argos SA	54,716	343,081

Consumer Finance - 1.4%
Bajaj Finance Ltd.	8,606	346,612

Diversified Financial Services - 5.7%
FirstRand Ltd.	77,713	373,889
Grupo de Inversiones Suramericana SA	28,856	341,026
PSG Group Ltd.	22,798	349,130
RMB Holdings Ltd.	64,396	369,417
		1,433,462
Electronic Equipment, Instruments & Components - 4.3%
Foxconn Technology Co. Ltd.	141,891	360,329
Hon Hai Precision Industry Co. Ltd.	134,184	351,679
Sunny Optical Technology Group Co. Ltd.	29,331	372,768
		1,084,776
Equity Real Estate Investment Trusts (REITs) - 1.3%
Resilient REIT Ltd.	85,206	330,445

Food & Staples Retailing - 4.3%
BIM Birlesik Magazalar A/S	32,711	363,666
Shoprite Holdings Ltd.	25,016	347,279
SPAR Group Ltd. (The)	26,702	372,501
		1,083,446
Food Products - 1.4%
Tiger Brands Ltd.	17,951	349,699

Gas Utilities - 2.7%
China Gas Holdings Ltd.	106,626	338,948
China Resources Gas Group Ltd.	75,479	343,797
		682,745
Health Care Providers & Services - 4.4%
Bangkok Dusit Medical Services PCL, Class F	449,780	360,731
Netcare Ltd.	183,199	365,899
Sinopharm Group Co. Ltd., Class H	78,023	388,189
		1,114,819
Hotels, Restaurants & Leisure - 1.5%
Jollibee Foods Corp.	69,219	372,841

Household Products - 1.4%
Unilever Indonesia Tbk. PT	121,109	360,532

Industrial Conglomerates - 4.2%
Alfa SAB de CV, Class A	269,960	355,090
SK Holdings Co. Ltd.	1,474	348,257
Turkiye Sise ve Cam Fabrikalari A/S	397,983	373,363
		1,076,710
Insurance - 2.8%
Discovery Ltd.	30,464	363,225
Sanlam Ltd.	66,557	359,349
		722,574
Internet Software & Services - 1.4%
Tencent Holdings Ltd.	7,922	343,173

IT Services - 2.8%
Infosys Ltd., ADR	17,446	362,353
Tata Consultancy Services Ltd.	12,249	358,941
		721,294
Media - 1.3%
Naspers Ltd., Class N	1,537	341,578

Oil, Gas & Consumable Fuels - 5.1%
LUKOIL PJSC	5,343	372,105
Reliance Industries Ltd.	19,815	346,886
Rosneft Oil Co. PJSC	36,182	233,570
Ultrapar Participacoes SA, ADR	33,765	345,078
		1,297,639
Personal Products - 4.3%
AMOREPACIFIC Group	4,120	356,796
Godrej Consumer Products Ltd.	17,860	365,667
Hengan International Group Co. Ltd.	41,581	374,289
		1,096,752
Real Estate Management & Development - 8.6%
Aldar Properties PJSC	663,969	348,872
Ayala Land, Inc.	447,792	372,686
China Overseas Land & Investment Ltd.	115,254	364,907
China Vanke Co. Ltd., Class H	107,244	371,656
Longfor Group Holdings Ltd.	130,711	363,051
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	265,420	358,052
		2,179,224
Semiconductors & Semiconductor Equipment - 2.8%
Phison Electronics Corp.	42,623	352,474
Vanguard International Semiconductor Corp.	142,636	345,967
		698,441

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Specialty Retail - 1.4%
Foschini Group Ltd. (The)	29,414	349,465

Technology Hardware, Storage & Peripherals - 1.5%
Micro-Star International Co. Ltd.	108,797	377,239

Textiles, Apparel & Luxury Goods - 1.3%
Eclat Textile Co. Ltd.	27,343	332,051

Thrifts & Mortgage Finance - 2.7%
Housing Development Finance Corp. Ltd.	12,916	352,546
LIC Housing Finance Ltd.	43,853	322,067
		674,613
Tobacco - 1.4%
ITC Ltd.	78,982	356,178

Transportation Infrastructure - 4.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	38,125	393,597
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,890	372,622
International Container Terminal Services, Inc.	209,964	367,755
		1,133,974
Water Utilities - 1.4%
Guangdong Investment Ltd.	205,143	363,828

Wireless Telecommunication Services - 1.5%
Globe Telecom, Inc.	9,520	376,755

TOTAL COMMON STOCKS (Cost $25,024,135)		25,238,616

Number of Rights

RIGHTS - 0.0%(b)

Commercial Services & Supplies - 0.0%(b)
China Everbright International Ltd., expiring 9/13/2018*(c)(d) (Cost $—)	73,185	5,688

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.2%

REPURCHASE AGREEMENTS(e) - 1.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $296,443 (Cost $296,380)	296,380	296,380

Total Investments - 100.8% (Cost $25,320,515)		25,540,684
Liabilities in excess of other assets - (0.8%)		(214,184)
Net Assets - 100.0%		25,326,500

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $5,688, which represents approximately 0.02% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2018:

South Africa	21.1%
China	17.1%
India	13.9%
Taiwan	9.8%
Philippines	5.9%
Mexico	5.8%
Colombia	5.4%
Indonesia	4.2%
Turkey	2.9%
South Korea	2.8%
Brazil	2.7%
Russia	2.4%
Thailand	1.4%
Hungary	1.4%
Malaysia	1.4%
United Arab Emirates	1.4%
Hong Kong	0.0%*
Other (1)	0.4%
100.0%

*	Amount represents less than 0.05%.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.3%

Aerospace & Defense - 2.3%
BAE Systems plc	35,092	276,402

Beverages - 2.4%
Diageo plc	7,921	277,407

Biotechnology - 2.5%
Shire plc	4,950	289,423

Chemicals - 7.4%
Croda International plc	4,254	281,986
FUCHS PETROLUB SE (Preference)	4,980	292,319
Novozymes A/S, Class B	5,319	292,198
		866,503
Commercial Services & Supplies - 2.4%
Babcock International Group plc	30,083	278,942

Diversified Financial Services - 4.8%
Groupe Bruxelles Lambert SA	2,723	286,406
Standard Life Aberdeen plc	68,218	280,984
		567,390
Electric Utilities - 4.8%
Red Electrica Corp. SA	13,334	280,805
SSE plc	17,437	283,977
		564,782
Food & Staples Retailing - 2.4%
Koninklijke Ahold Delhaize NV	11,594	282,742

Food Products - 12.4%
Associated British Foods plc	9,291	276,419
Chocoladefabriken Lindt & Spruengli AG, Class PC	45	335,720
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	264,916
Kerry Group plc, Class A	2,563	292,986
Nestle SA (Registered)	3,407	286,694
		1,456,735
Health Care Equipment & Supplies - 4.9%
Coloplast A/S, Class B	2,696	289,224
Essilor International Cie Generale d’Optique SA	1,985	287,077
		576,301
Health Care Providers & Services - 4.9%
Fresenius Medical Care AG & Co. KGaA	2,859	290,266
Fresenius SE & Co. KGaA	3,709	283,868
		574,134
Hotels, Restaurants & Leisure - 4.8%
Compass Group plc	13,035	280,987
Paddy Power Betfair plc	3,077	281,037
		562,024
Household Durables - 2.5%
SEB SA	1,557	290,938

Insurance - 2.4%
Prudential plc	12,582	283,732

Media - 4.8%
SES SA, FDR	13,989	281,253
WPP plc	16,860	280,168
		561,421
Multiline Retail - 2.5%
Next plc	4,034	288,376

Oil, Gas & Consumable Fuels - 2.4%
Enagas SA	10,103	281,528

Personal Products - 2.4%
L’Oreal SA	1,190	286,190

Pharmaceuticals - 12.1%
Novartis AG (Registered)	3,356	278,932
Novo Nordisk A/S, Class B	5,748	282,350
Roche Holding AG	1,148	285,843
Sanofi	3,292	282,250
Vifor Pharma AG	1,571	290,207
		1,419,582
Professional Services - 4.8%
Intertek Group plc	4,170	278,261
Wolters Kluwer NV	4,449	282,632
		560,893
Tobacco - 2.2%
British American Tobacco plc	5,317	257,184

Trading Companies & Distributors - 4.9%
Ashtead Group plc	9,327	286,340
Bunzl plc	9,452	294,600
		580,940
Wireless Telecommunication Services - 2.3%
Vodafone Group plc	124,438	266,059

TOTAL COMMON STOCKS (Cost $11,045,970)		11,649,628

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $22,792 (Cost $22,787)	22,787	22,787

Total Investments - 99.5% (Cost $11,068,757)		11,672,415
Other Assets Less Liabilities - 0.5%		54,720
Net Assets - 100.0%		11,727,135

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

FDR	Fiduciary Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2018:

United Kingdom	40.6%
Switzerland	14.8%
France	12.2%
Germany	7.4%
Denmark	7.4%
Ireland	4.9%
Netherlands	4.8%
Spain	4.8%
Belgium	2.4%
Other (1)	0.7%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Diversified Consumer Services - 4.6%
Chegg, Inc.*	22,744	736,451

Internet & Direct Marketing Retail - 68.0%
1-800-Flowers.com, Inc., Class A*	14,229	171,460
Amazon.com, Inc.*	1,958	3,940,886
Blue Apron Holdings, Inc., Class A*	24,568	49,627
Duluth Holdings, Inc., Class B*	11,537	333,881
Groupon, Inc.*	158,393	676,338
JD.com, Inc., ADR*	14,727	460,955
Lands’ End, Inc.*	12,719	326,878
Netflix, Inc.*	1,926	708,152
Nutrisystem, Inc.	11,626	430,162
Overstock.com, Inc.*	11,454	334,457
PetMed Express, Inc.	8,168	299,684
Qurate Retail, Inc.*	34,347	714,074
Shutterfly, Inc.*	9,337	725,298
Stitch Fix, Inc., Class A*	10,947	444,229
Vipshop Holdings Ltd., ADR*	66,520	464,310
Wayfair, Inc., Class A*	5,432	734,243
		10,814,634
Internet Software & Services - 27.3%
Alibaba Group Holding Ltd., ADR*	14,176	2,480,942
eBay, Inc.*	20,426	706,944
Etsy, Inc.*	14,820	721,586
MercadoLibre, Inc.	1,252	428,697
		4,338,169
TOTAL COMMON STOCKS (Cost $15,696,748)		15,889,254

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $18,242 (Cost $18,238)	18,238	18,238

Total Investments - 100.0% (Cost $15,714,986)		15,907,492
Liabilities in excess of other assets - 0.0%(b)		(6,213)
Net Assets - 100.0%		15,901,279

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	Represents less than 0.05% of net assets.

See accompanying notes to schedules of portfolio investments.

Abbreviations

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 99.5%

Aerospace & Defense - 2.0%
Arconic, Inc.	291	6,513
Boeing Co. (The)	134	45,934
Curtiss-Wright Corp.	13	1,741
Esterline Technologies Corp.*	23	1,977
General Dynamics Corp.	90	17,406
Harris Corp.	35	5,688
Hexcel Corp.	22	1,455
Huntington Ingalls Industries, Inc.	14	3,422
KLX, Inc.*	25	1,846
L3 Technologies, Inc.	36	7,694
Lockheed Martin Corp.	80	25,633
Moog, Inc., Class A	19	1,499
Northrop Grumman Corp.	45	13,432
Raytheon Co.	97	19,346
Rockwell Collins, Inc.	35	4,758
Spirit AeroSystems Holdings, Inc., Class A	31	2,650
Teledyne Technologies, Inc.*	11	2,610
Textron, Inc.	122	8,422
TransDigm Group, Inc.*	23	8,050
Triumph Group, Inc.	55	1,144
United Technologies Corp.	389	51,231
		232,451
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	69	6,629
Expeditors International of Washington, Inc.	63	4,617
FedEx Corp.	108	26,347
Hub Group, Inc., Class A*	34	1,797
United Parcel Service, Inc., Class B	329	40,428
XPO Logistics, Inc.*	37	3,940
		83,758
Airlines - 0.2%
American Airlines Group, Inc.	86	3,481
Delta Air Lines, Inc.	116	6,784
JetBlue Airways Corp.*	72	1,374
Southwest Airlines Co.	57	3,494
United Continental Holdings, Inc.*	91	7,955
		23,088
Auto Components - 0.5%
Adient plc	153	6,623
American Axle & Manufacturing Holdings, Inc.*	131	2,320
Aptiv plc	86	7,569
Autoliv, Inc.	44	3,920
BorgWarner, Inc.	99	4,333
Cooper Tire & Rubber Co.	57	1,644
Cooper-Standard Holdings, Inc.*	15	2,076
Dana, Inc.	110	2,153
Delphi Technologies plc	59	2,079
Gentex Corp.	101	2,361
Goodyear Tire & Rubber Co. (The)	308	6,989
Lear Corp.	39	6,326
Tenneco, Inc.	73	3,124
Veoneer, Inc.*	44	2,197
Visteon Corp.*	36	3,974
		57,688
Automobiles - 1.2%
Ford Motor Co.	7,236	68,597
General Motors Co.	1,645	59,302
Harley-Davidson, Inc.	121	5,157
Tesla, Inc.*	8	2,413
Thor Industries, Inc.	17	1,623
		137,092
Banks - 7.7%
Associated Banc-Corp.	89	2,425
Bank of America Corp.	4,330	133,927
Bank of Hawaii Corp.	18	1,496
Bank of the Ozarks	31	1,254
BankUnited, Inc.	54	2,095
BB&T Corp.	426	22,007
CIT Group, Inc.	126	6,834
Citigroup, Inc.	1,799	128,161
Citizens Financial Group, Inc.	302	12,430
Comerica, Inc.	60	5,849
Commerce Bancshares, Inc.	39	2,771
Cullen/Frost Bankers, Inc.	23	2,550
East West Bancorp, Inc.	45	2,853
Fifth Third Bancorp	434	12,773
First Horizon National Corp.	82	1,510
First Republic Bank	43	4,368
FNB Corp.	141	1,896
Fulton Financial Corp.	94	1,711
Hancock Whitney Corp.	41	2,114
Huntington Bancshares, Inc.	461	7,473
IBERIABANK Corp.	20	1,733
Investors Bancorp, Inc.	123	1,574
JPMorgan Chase & Co.	1,798	206,015
KeyCorp	493	10,388
M&T Bank Corp.	61	10,806
MB Financial, Inc.	38	1,841
PacWest Bancorp	59	2,979
People’s United Financial, Inc.	219	4,054
PNC Financial Services Group, Inc. (The)	226	32,440
Popular, Inc.	78	3,927
Prosperity Bancshares, Inc.	30	2,245
Regions Financial Corp.	617	12,007
Signature Bank	19	2,199
SunTrust Banks, Inc.	254	18,684
SVB Financial Group*	14	4,519
Synovus Financial Corp.	43	2,153
TCF Financial Corp.	85	2,155
Texas Capital Bancshares, Inc.*	17	1,511
Umpqua Holdings Corp.	127	2,718
United Bankshares, Inc.	46	1,812
US Bancorp	798	43,180
Valley National Bancorp	132	1,591
Webster Financial Corp.	37	2,419
Wells Fargo & Co.	2,865	167,545
Wintrust Financial Corp.	19	1,682
Zions Bancorp	75	3,997
		902,671
Beverages - 1.3%
Brown-Forman Corp., Class B	54	2,820
Coca-Cola Co. (The)	1,546	68,905
Coca-Cola European Partners plc	82	3,496
Constellation Brands, Inc., Class A	28	5,830
Molson Coors Brewing Co., Class B	93	6,207
Monster Beverage Corp.*	43	2,618
PepsiCo, Inc.	595	66,646
		156,522

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Biotechnology - 1.3%
AbbVie, Inc.	320	30,713
Alexion Pharmaceuticals, Inc.*	49	5,990
Amgen, Inc.	238	47,555
Biogen, Inc.*	53	18,735
BioMarin Pharmaceutical, Inc.*	18	1,800
Celgene Corp.*	113	10,673
Gilead Sciences, Inc.	425	32,185
Regeneron Pharmaceuticals, Inc.*	11	4,474
United Therapeutics Corp.*	18	2,214
		154,339
Building Products - 0.3%
AO Smith Corp.	27	1,568
Fortune Brands Home & Security, Inc.	48	2,543
Johnson Controls International plc	448	16,921
Lennox International, Inc.	8	1,782
Masco Corp.	85	3,227
Owens Corning	46	2,605
USG Corp.*	47	2,026
		30,672
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	21	3,068
Ameriprise Financial, Inc.	70	9,937
Bank of New York Mellon Corp. (The)	505	26,336
BlackRock, Inc.	42	20,121
Charles Schwab Corp. (The)	205	10,412
CME Group, Inc.	108	18,871
E*TRADE Financial Corp.*	91	5,356
Eaton Vance Corp.	38	2,004
Federated Investors, Inc., Class B	57	1,320
Franklin Resources, Inc.	228	7,237
Goldman Sachs Group, Inc. (The)	215	51,129
Intercontinental Exchange, Inc.	136	10,367
Invesco Ltd.	254	6,121
Janus Henderson Group plc	63	1,780
Jefferies Financial Services, Inc.	269	6,246
Legg Mason, Inc.	68	2,122
LPL Financial Holdings, Inc.	43	2,848
Moody’s Corp.	23	4,094
Morgan Stanley	624	30,470
Nasdaq, Inc.	40	3,818
Northern Trust Corp.	79	8,489
Raymond James Financial, Inc.	45	4,187
S&P Global, Inc.	40	8,282
SEI Investments Co.	22	1,388
State Street Corp.	158	13,732
Stifel Financial Corp.	37	2,067
T. Rowe Price Group, Inc.	89	10,314
TD Ameritrade Holding Corp.	58	3,397
Waddell & Reed Financial, Inc., Class A	105	2,102
		277,615
Chemicals - 1.7%
Air Products & Chemicals, Inc.	71	11,807
Albemarle Corp.	32	3,057
Ashland Global Holdings, Inc.	29	2,442
Axalta Coating Systems Ltd.*	88	2,684
Cabot Corp.	32	2,077
Celanese Corp., Series A	48	5,608
CF Industries Holdings, Inc.	181	9,403
Chemours Co. (The)	57	2,485
DowDuPont, Inc.	630	44,182
Eastman Chemical Co.	80	7,762
Ecolab, Inc.	79	11,888
FMC Corp.	33	2,820
Huntsman Corp.	137	4,177
International Flavors & Fragrances, Inc.	25	3,257
LyondellBasell Industries NV, Class A	247	27,857
Mosaic Co. (The)	436	13,634
Olin Corp.	84	2,581
Platform Specialty Products Corp.*	200	2,652
PolyOne Corp.	41	1,733
PPG Industries, Inc.	96	10,612
Praxair, Inc.	101	15,977
RPM International, Inc.	66	4,455
Scotts Miracle-Gro Co. (The)	19	1,420
Sherwin-Williams Co. (The)	16	7,289
Trinseo SA	23	1,774
		203,633
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	45	1,428
Cintas Corp.	20	4,268
Clean Harbors, Inc.*	39	2,675
Covanta Holding Corp.	107	1,889
Deluxe Corp.	24	1,421
KAR Auction Services, Inc.	54	3,385
Pitney Bowes, Inc.	282	2,047
Republic Services, Inc.	117	8,583
RR Donnelley & Sons Co.	270	1,366
Stericycle, Inc.*	38	2,344
Waste Management, Inc.	178	16,180
		45,586
Communications Equipment - 0.9%
ARRIS International plc*	137	3,550
Cisco Systems, Inc.	1,806	86,273
CommScope Holding Co., Inc.*	89	2,820
EchoStar Corp., Class A*	35	1,680
F5 Networks, Inc.*	15	2,837
Juniper Networks, Inc.	163	4,634
Motorola Solutions, Inc.	48	6,161
NetScout Systems, Inc.*	56	1,400
ViaSat, Inc.*	22	1,382
		110,737
Construction & Engineering - 0.3%
AECOM*	176	5,921
EMCOR Group, Inc.	36	2,884
Fluor Corp.	154	8,841
Jacobs Engineering Group, Inc.	91	6,615
KBR, Inc.	120	2,517
MasTec, Inc.*	40	1,752
Quanta Services, Inc.*	132	4,566
Tutor Perini Corp.*	81	1,648
Valmont Industries, Inc.	11	1,544
		36,288
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	17	3,378
Vulcan Materials Co.	29	3,213
		6,591
Consumer Finance - 1.2%
Ally Financial, Inc.	466	12,526
American Express Co.	337	35,715
Capital One Financial Corp.	438	43,401
Discover Financial Services	201	15,702
Navient Corp.	559	7,625

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
OneMain Holdings, Inc.*	57	2,092
Santander Consumer USA Holdings, Inc.	208	4,489
SLM Corp.*	295	3,457
Synchrony Financial	483	15,297
		140,304
Containers & Packaging - 0.5%
AptarGroup, Inc.	23	2,408
Avery Dennison Corp.	30	3,156
Ball Corp.	131	5,486
Bemis Co., Inc.	67	3,302
Berry Global Group, Inc.*	57	2,721
Crown Holdings, Inc.*	93	3,981
Graphic Packaging Holding Co.	164	2,332
International Paper Co.	274	14,012
Owens-Illinois, Inc.*	199	3,516
Packaging Corp. of America	36	3,957
Sealed Air Corp.	83	3,329
Sonoco Products Co.	70	3,923
WestRock Co.	132	7,271
		59,394
Distributors - 0.1%
Core-Mark Holding Co., Inc.	92	3,291
Genuine Parts Co.	88	8,787
LKQ Corp.*	119	4,108
		16,186
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	31	1,483
Graham Holdings Co., Class B	3	1,688
H&R Block, Inc.	130	3,518
Service Corp. International	66	2,769
ServiceMaster Global Holdings, Inc.*	32	1,929
		11,387
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	678	141,512
Voya Financial, Inc.	181	9,063
		150,575
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	6,391	204,128
CenturyLink, Inc.	1,389	29,669
Frontier Communications Corp.	853	4,436
Verizon Communications, Inc.	3,135	170,450
		408,683
Electric Utilities - 3.0%
ALLETE, Inc.	30	2,252
Alliant Energy Corp.	133	5,698
American Electric Power Co., Inc.	365	26,181
Avangrid, Inc.	32	1,579
Duke Energy Corp.	629	51,100
Edison International	269	17,681
Entergy Corp.	184	15,381
Evergy, Inc.	189	10,782
Eversource Energy	214	13,360
Exelon Corp.	963	42,093
FirstEnergy Corp.	414	15,475
Hawaiian Electric Industries, Inc.	93	3,280
IDACORP, Inc.	27	2,642
NextEra Energy, Inc.	206	35,041
OGE Energy Corp.	145	5,340
PG&E Corp.	575	26,554
Pinnacle West Capital Corp.	83	6,520
PNM Resources, Inc.	57	2,220
Portland General Electric Co.	68	3,155
PPL Corp.	576	17,130
Southern Co. (The)	843	36,907
Xcel Energy, Inc.	353	16,962
		357,333
Electrical Equipment - 0.6%
Acuity Brands, Inc.	12	1,834
AMETEK, Inc.	52	4,002
Eaton Corp. plc	252	20,951
Emerson Electric Co.	313	24,016
EnerSys	21	1,743
Generac Holdings, Inc.*	44	2,442
Hubbell, Inc.	23	2,906
nVent Electric plc	70	1,966
Regal Beloit Corp.	31	2,595
Rockwell Automation, Inc.	35	6,334
Sensata Technologies Holding plc*	53	2,806
		71,595
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	57	5,391
Anixter International, Inc.*	33	2,379
Arrow Electronics, Inc.*	131	10,157
Avnet, Inc.	214	10,358
Belden, Inc.	20	1,455
Benchmark Electronics, Inc.	57	1,474
CDW Corp.	64	5,604
Corning, Inc.	508	17,023
Flex Ltd.*	614	8,467
FLIR Systems, Inc.	38	2,384
Insight Enterprises, Inc.*	60	3,308
Jabil, Inc.	249	7,361
Keysight Technologies, Inc.*	61	3,958
Plexus Corp.*	25	1,582
Sanmina Corp.*	120	3,696
SYNNEX Corp.	25	2,424
TE Connectivity Ltd.	121	11,093
Tech Data Corp.*	91	6,620
Trimble, Inc.*	64	2,694
Vishay Intertechnology, Inc.	89	2,118
Zebra Technologies Corp., Class A*	13	2,233
		111,779
Energy Equipment & Services - 1.4%
Apergy Corp.*	33	1,492
Baker Hughes a GE Co.	179	5,902
Diamond Offshore Drilling, Inc.*	184	3,205
Ensco plc, Class A	1,465	10,021
Halliburton Co.	369	14,720
Helmerich & Payne, Inc.	84	5,508
McDermott International, Inc.*	246	4,758
Nabors Industries Ltd.	600	3,702
National Oilwell Varco, Inc.	420	19,769
Noble Corp. plc*	1,402	8,552
Oceaneering International, Inc.*	157	4,438
Patterson-UTI Energy, Inc.	139	2,381
Rowan Cos. plc, Class A*	228	3,201
Schlumberger Ltd.	801	50,591
Superior Energy Services, Inc.*	204	1,836
Transocean Ltd.*	1,527	18,492
Weatherford International plc*	1,991	4,818
		163,386
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	29	3,722

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
American Campus Communities, Inc.	84	3,522
American Homes 4 Rent, Class A	80	1,856
American Tower Corp.	74	11,035
Apartment Investment & Management Co., Class A	68	2,978
Apple Hospitality REIT, Inc.	170	3,001
AvalonBay Communities, Inc.	55	10,081
Boston Properties, Inc.	79	10,306
Brandywine Realty Trust	116	1,944
Brixmor Property Group, Inc.	250	4,555
Camden Property Trust	43	4,088
CBL & Associates Properties, Inc.	516	2,301
Columbia Property Trust, Inc.	119	2,866
CoreCivic, Inc.	197	5,100
Corporate Office Properties Trust	60	1,847
Crown Castle International Corp.	99	11,289
CubeSmart	64	1,955
DDR Corp.	194	2,714
DiamondRock Hospitality Co.	156	1,866
Digital Realty Trust, Inc.	63	7,830
Douglas Emmett, Inc.	56	2,187
Duke Realty Corp.	152	4,331
EPR Properties	29	2,035
Equinix, Inc.	13	5,670
Equity Commonwealth*	69	2,212
Equity LifeStyle Properties, Inc.	21	2,035
Equity Residential	192	13,008
Essex Property Trust, Inc.	23	5,664
Extra Space Storage, Inc.	35	3,227
Federal Realty Investment Trust	26	3,396
Forest City Realty Trust, Inc., Class A	73	1,836
Gaming and Leisure Properties, Inc.	75	2,684
GEO Group, Inc. (The)	119	3,019
Gramercy Property Trust	77	2,106
HCP, Inc.	365	9,866
Healthcare Realty Trust, Inc.	62	1,920
Healthcare Trust of America, Inc., Class A	67	1,914
Highwoods Properties, Inc.	58	2,885
Hospitality Properties Trust	162	4,696
Host Hotels & Resorts, Inc.	459	9,882
Hudson Pacific Properties, Inc.	57	1,929
Iron Mountain, Inc.	224	8,086
Kilroy Realty Corp.	37	2,706
Kimco Realty Corp.	313	5,355
Lamar Advertising Co., Class A	33	2,543
LaSalle Hotel Properties	91	3,195
Lexington Realty Trust	204	1,905
Liberty Property Trust	84	3,675
Life Storage, Inc.	22	2,147
Macerich Co. (The)	78	4,582
Mack-Cali Realty Corp.	92	2,009
Medical Properties Trust, Inc.	177	2,664
Mid-America Apartment Communities, Inc.	51	5,282
National Retail Properties, Inc.	65	2,996
Omega Healthcare Investors, Inc.	121	3,999
Outfront Media, Inc.	135	2,683
Paramount Group, Inc.	151	2,398
Park Hotels & Resorts, Inc.	96	3,211
Piedmont Office Realty Trust, Inc., Class A	125	2,480
Prologis, Inc.	221	14,847
Public Storage	41	8,716
Rayonier, Inc.	69	2,403
Realty Income Corp.	102	5,974
Regency Centers Corp.	39	2,575
Retail Properties of America, Inc., Class A	200	2,546
Retail Value, Inc.*	19	679
RLJ Lodging Trust	110	2,410
Ryman Hospitality Properties, Inc.	25	2,218
SBA Communications Corp.*	11	1,708
Senior Housing Properties Trust	239	4,567
Simon Property Group, Inc.	110	20,133
SL Green Realty Corp.	59	6,160
Spirit MTA REIT*	39	418
Spirit Realty Capital, Inc.	390	3,264
Sun Communities, Inc.	24	2,476
Sunstone Hotel Investors, Inc.	150	2,517
Taubman Centers, Inc.	34	2,197
UDR, Inc.	109	4,357
Uniti Group, Inc.	149	3,102
Ventas, Inc.	248	14,848
VEREIT, Inc.	834	6,522
Vornado Realty Trust	90	6,930
Washington Prime Group, Inc.	364	2,817
Weingarten Realty Investors	74	2,289
Welltower, Inc.	276	18,412
Weyerhaeuser Co.	316	10,968
WP Carey, Inc.	57	3,795
Xenia Hotels & Resorts, Inc.	99	2,402
		405,524
Food & Staples Retailing - 2.6%
Casey’s General Stores, Inc.	26	2,968
Costco Wholesale Corp.	254	59,215
Kroger Co. (The)	1,289	40,603
Performance Food Group Co.*	122	4,038
Rite Aid Corp.*	5,270	7,220
SpartanNash Co.	66	1,409
Sprouts Farmers Market, Inc.*	61	1,615
SUPERVALU, Inc.*	280	9,041
Sysco Corp.	313	23,419
United Natural Foods, Inc.*	74	2,628
US Foods Holding Corp.*	279	9,092
Walgreens Boots Alliance, Inc.	596	40,862
Walmart, Inc.	1,088	104,296
		306,406
Food Products - 1.7%
Archer-Daniels-Midland Co.	748	37,699
Bunge Ltd.	232	15,075
Campbell Soup Co.	95	3,748
Conagra Brands, Inc.	208	7,644
Darling Ingredients, Inc.*	137	2,710
Dean Foods Co.	259	1,974
Flowers Foods, Inc.	106	2,136
General Mills, Inc.	326	14,999
Hain Celestial Group, Inc. (The)*	52	1,485
Hershey Co. (The)	49	4,925
Hormel Foods Corp.	104	4,072
Ingredion, Inc.	34	3,436
JM Smucker Co. (The)	62	6,410
Kellogg Co.	124	8,902
Kraft Heinz Co. (The)	328	19,113
Lamb Weston Holdings, Inc.	27	1,825
McCormick & Co., Inc. (Non-Voting)	35	4,371

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Mondelez International, Inc., Class A	732	31,271
Nomad Foods Ltd.*	118	2,460
Pinnacle Foods, Inc.	45	2,989
Post Holdings, Inc.*	34	3,307
Sanderson Farms, Inc.	11	1,163
TreeHouse Foods, Inc.*	70	3,647
Tyson Foods, Inc., Class A	151	9,484
		194,845
Gas Utilities - 0.2%
Atmos Energy Corp.	50	4,612
National Fuel Gas Co.	48	2,665
New Jersey Resources Corp.	49	2,234
ONE Gas, Inc.	28	2,199
South Jersey Industries, Inc.	54	1,792
Southwest Gas Holdings, Inc.	35	2,706
Spire, Inc.	27	2,013
UGI Corp.	124	6,702
		24,923
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	439	29,343
Baxter International, Inc.	162	12,048
Becton Dickinson and Co.	51	13,355
Boston Scientific Corp.*	200	7,112
Cooper Cos., Inc. (The)	9	2,302
Danaher Corp.	153	15,842
DENTSPLY SIRONA, Inc.	79	3,154
Edwards Lifesciences Corp.*	26	3,750
Hill-Rom Holdings, Inc.	19	1,848
Hologic, Inc.*	73	2,902
Intuitive Surgical, Inc.*	12	6,720
Medtronic plc	536	51,676
ResMed, Inc.	26	2,897
STERIS plc	26	2,975
Stryker Corp.	69	11,691
Teleflex, Inc.	8	1,979
Varian Medical Systems, Inc.*	21	2,352
Zimmer Biomet Holdings, Inc.	66	8,160
		180,106
Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc.*	46	1,910
Aetna, Inc.	152	30,441
AmerisourceBergen Corp.	224	20,153
Anthem, Inc.	164	43,416
Brookdale Senior Living, Inc.*	329	3,264
Cardinal Health, Inc.	479	24,999
Centene Corp.*	100	14,648
Cigna Corp.	89	16,762
Community Health Systems, Inc.*	830	3,220
CVS Health Corp.	1,007	75,767
DaVita, Inc.*	110	7,622
Encompass Health Corp.	42	3,427
Envision Healthcare Corp.*	120	5,443
Express Scripts Holding Co.*	671	59,061
HCA Healthcare, Inc.	188	25,213
Henry Schein, Inc.*	88	6,836
Humana, Inc.	73	24,328
Laboratory Corp. of America Holdings*	42	7,261
LifePoint Health, Inc.*	67	4,315
Magellan Health, Inc.*	22	1,617
McKesson Corp.	336	43,260
MEDNAX, Inc.*	54	2,557
Molina Healthcare, Inc.*	51	7,038
Owens & Minor, Inc.	205	3,481
Patterson Cos., Inc.	72	1,624
Quest Diagnostics, Inc.	68	7,479
Select Medical Holdings Corp.*	104	2,059
Tenet Healthcare Corp.*	329	11,094
UnitedHealth Group, Inc.	327	87,786
Universal Health Services, Inc., Class B	46	5,987
WellCare Health Plans, Inc.*	27	8,169
		560,237
Health Care Technology - 0.0%(b)
Cerner Corp.*	68	4,428

Hotels, Restaurants & Leisure - 1.5%
Aramark	142	5,833
Bloomin’ Brands, Inc.	80	1,544
Brinker International, Inc.	54	2,391
Carnival Corp.	197	12,114
Chipotle Mexican Grill, Inc.*	9	4,277
Cracker Barrel Old Country Store, Inc.	9	1,342
Darden Restaurants, Inc.	54	6,266
Domino’s Pizza, Inc.	8	2,389
Extended Stay America, Inc.	100	2,018
Hilton Worldwide Holdings, Inc.	39	3,027
Hyatt Hotels Corp., Class A	21	1,625
International Game Technology plc	93	1,957
Las Vegas Sands Corp.	163	10,663
Marriott International, Inc., Class A	53	6,703
McDonald’s Corp.	283	45,911
MGM Resorts International	237	6,871
Norwegian Cruise Line Holdings Ltd.*	68	3,645
Royal Caribbean Cruises Ltd.	56	6,864
SeaWorld Entertainment, Inc.*	102	2,991
Six Flags Entertainment Corp.	26	1,756
Starbucks Corp.	299	15,982
Vail Resorts, Inc.	7	2,086
Wyndham Destinations, Inc.	37	1,635
Wyndham Hotels & Resorts, Inc.	37	2,100
Wynn Resorts Ltd.	36	5,340
Yum China Holdings, Inc.	111	4,294
Yum! Brands, Inc.	134	11,643
		173,267
Household Durables - 0.4%
DR Horton, Inc.	122	5,430
Garmin Ltd.	56	3,816
Leggett & Platt, Inc.	74	3,363
Lennar Corp., Class A	81	4,185
Meritage Homes Corp.*	34	1,467
Mohawk Industries, Inc.*	24	4,598
Newell Brands, Inc.	302	6,559
NVR, Inc.*	1	2,669
PulteGroup, Inc.	145	4,053
Taylor Morrison Home Corp., Class A*	94	1,829
Toll Brothers, Inc.	74	2,681
TRI Pointe Group, Inc.*	86	1,246
Tupperware Brands Corp.	43	1,398
Whirlpool Corp.	60	7,499
		50,793
Household Products - 1.4%
Church & Dwight Co., Inc.	76	4,300
Clorox Co. (The)	45	6,524

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Colgate-Palmolive Co.	272	18,064
Kimberly-Clark Corp.	162	18,717
Procter & Gamble Co. (The)	1,384	114,803
		162,408
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	1,140	15,344
NRG Energy, Inc.	236	8,352
Vistra Energy Corp.*	477	11,229
		34,925
Industrial Conglomerates - 1.8%
3M Co.	163	34,380
Carlisle Cos., Inc.	27	3,424
General Electric Co.	10,005	129,465
Honeywell International, Inc.	243	38,651
Roper Technologies, Inc.	18	5,371
		211,291
Insurance - 4.3%
Aflac, Inc.	534	24,692
Alleghany Corp.	12	7,581
Allstate Corp. (The)	256	25,746
Ambac Financial Group, Inc.*	102	2,155
American Equity Investment Life Holding Co.	75	2,782
American Financial Group, Inc.	42	4,677
American International Group, Inc.	1,077	57,264
Aon plc	72	10,480
Arch Capital Group Ltd.*	199	6,083
Arthur J Gallagher & Co.	70	5,050
Aspen Insurance Holdings Ltd.	66	2,716
Assurant, Inc.	61	6,272
Assured Guaranty Ltd.	115	4,685
Athene Holding Ltd., Class A*	64	3,178
Axis Capital Holdings Ltd.	90	5,177
Brighthouse Financial, Inc.*	111	4,608
Brown & Brown, Inc.	75	2,286
Chubb Ltd.	236	31,917
Cincinnati Financial Corp.	87	6,670
CNO Financial Group, Inc.	167	3,609
Everest Re Group Ltd.	29	6,468
Fidelity National Financial, Inc.	117	4,692
First American Financial Corp.	62	3,525
Genworth Financial, Inc., Class A*	1,349	6,273
Hanover Insurance Group, Inc. (The)	29	3,552
Hartford Financial Services Group, Inc. (The)	343	17,277
Kemper Corp.	26	2,115
Lincoln National Corp.	155	10,165
Loews Corp.	236	11,873
Markel Corp.*	6	7,253
Marsh & McLennan Cos., Inc.	163	13,795
MBIA, Inc.*	336	3,451
MetLife, Inc.	951	43,641
Old Republic International Corp.	224	4,968
Primerica, Inc.	16	1,956
Principal Financial Group, Inc.	170	9,382
ProAssurance Corp.	51	2,466
Progressive Corp. (The)	259	17,490
Prudential Financial, Inc.	404	39,693
Reinsurance Group of America, Inc.	45	6,428
RenaissanceRe Holdings Ltd.	25	3,324
RLI Corp.	24	1,847
Selective Insurance Group, Inc.	27	1,733
Torchmark Corp.	55	4,836
Travelers Cos., Inc. (The)	241	31,716
Unum Group	168	6,196
White Mountains Insurance Group Ltd.	2	1,856
Willis Towers Watson plc	43	6,333
WR Berkley Corp.	66	5,165
XL Group Ltd.	192	11,019
		508,116
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	29	58,369
Booking Holdings, Inc.*	7	13,661
Expedia Group, Inc.	38	4,959
Liberty Expedia Holdings, Inc., Class A*	39	1,800
Netflix, Inc.*	13	4,780
Qurate Retail, Inc.*	279	5,800
		89,369
Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	50	3,757
Alphabet, Inc., Class A*	51	62,822
Alphabet, Inc., Class C*	51	62,128
Cars.com, Inc.*	60	1,614
eBay, Inc.*	234	8,099
Facebook, Inc., Class A*	205	36,024
IAC/InterActiveCorp*	14	2,761
Twitter, Inc.*	71	2,498
		179,703
IT Services - 2.6%
Accenture plc, Class A	162	27,389
Alliance Data Systems Corp.	19	4,533
Amdocs Ltd.	53	3,460
Automatic Data Processing, Inc.	116	17,023
Booz Allen Hamilton Holding Corp.	129	6,600
Broadridge Financial Solutions, Inc.	25	3,378
CACI International, Inc., Class A*	17	3,315
Cognizant Technology Solutions Corp., Class A	152	11,921
Conduent, Inc.*	247	5,725
Convergys Corp.	71	1,756
CoreLogic, Inc.*	36	1,830
DXC Technology Co.	164	14,939
Fidelity National Information Services, Inc.	102	11,033
First Data Corp., Class A*	254	6,533
Fiserv, Inc.*	82	6,566
FleetCor Technologies, Inc.*	15	3,206
Genpact Ltd.	58	1,777
Global Payments, Inc.	20	2,492
International Business Machines Corp.	549	80,418
Jack Henry & Associates, Inc.	15	2,377
Leidos Holdings, Inc.	83	5,874
Mastercard, Inc., Class A	76	16,383
Paychex, Inc.	100	7,325
PayPal Holdings, Inc.*	155	14,311
Perspecta, Inc.	82	1,907
Sabre Corp.	68	1,775
Science Applications International Corp.	25	2,256
Teradata Corp.*	60	2,488
Total System Services, Inc.	34	3,303

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Visa, Inc., Class A	194	28,497
Western Union Co. (The)	283	5,354
WEX, Inc.*	10	1,902
Worldpay, Inc.*	31	3,019
		310,665
Leisure Products - 0.2%
Brunswick Corp.	39	2,591
Hasbro, Inc.	42	4,171
Mattel, Inc.*	458	7,067
Polaris Industries, Inc.	27	2,928
Vista Outdoor, Inc.*	77	1,422
		18,179
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	61	4,120
Bio-Rad Laboratories, Inc., Class A*	7	2,277
Illumina, Inc.*	11	3,903
IQVIA Holdings, Inc.*	47	5,973
Mettler-Toledo International, Inc.*	3	1,753
PerkinElmer, Inc.	26	2,403
Thermo Fisher Scientific, Inc.	85	20,324
Waters Corp.*	14	2,653
		43,406
Machinery - 1.6%
AGCO Corp.	57	3,401
Allison Transmission Holdings, Inc.	54	2,682
Caterpillar, Inc.	248	34,435
Colfax Corp.*	75	2,619
Crane Co.	19	1,734
Cummins, Inc.	82	11,628
Deere & Co.	146	20,995
Donaldson Co., Inc.	42	2,125
Dover Corp.	65	5,581
Flowserve Corp.	76	3,961
Fortive Corp.	52	4,367
IDEX Corp.	18	2,758
Illinois Tool Works, Inc.	83	11,527
Ingersoll-Rand plc	105	10,635
ITT, Inc.	35	2,069
Kennametal, Inc.	37	1,511
Lincoln Electric Holdings, Inc.	20	1,883
Meritor, Inc.*	57	1,235
Middleby Corp. (The)*	13	1,580
Navistar International Corp.*	43	1,873
Nordson Corp.	12	1,668
Oshkosh Corp.	40	2,810
PACCAR, Inc.	217	14,847
Parker-Hannifin Corp.	51	8,956
Pentair plc	70	3,044
Rexnord Corp.*	63	1,829
Snap-on, Inc.	23	4,066
Stanley Black & Decker, Inc.	60	8,432
Terex Corp.	60	2,325
Timken Co. (The)	43	2,092
Toro Co. (The)	24	1,459
Trinity Industries, Inc.	136	4,874
WABCO Holdings, Inc.*	13	1,600
Wabtec Corp.	27	2,925
Xylem, Inc.	43	3,264
		192,790
Marine - 0.0%(b)
Kirby Corp.*	34	2,968

Media - 2.4%
AMC Networks, Inc., Class A*	29	1,822
CBS Corp. (Non-Voting), Class B	170	9,013
Charter Communications, Inc., Class A*	56	17,382
Cinemark Holdings, Inc.	65	2,426
Comcast Corp., Class A	2,164	80,046
Discovery, Inc., Class A*	95	2,644
Discovery, Inc., Class C*	160	4,102
DISH Network Corp., Class A*	98	3,464
Gannett Co., Inc.	153	1,573
Interpublic Group of Cos., Inc. (The)	200	4,670
Liberty Broadband Corp., Class A*	6	486
Liberty Broadband Corp., Class C*	25	2,027
Liberty Global plc, Class A*	190	5,094
Liberty Global plc, Class C*	494	12,790
Liberty Media Corp.-Liberty SiriusXM, Class A*	62	2,898
Liberty Media Corp.-Liberty SiriusXM, Class C*	125	5,880
Live Nation Entertainment, Inc.*	50	2,484
News Corp., Class A	248	3,241
News Corp., Class B	80	1,088
Omnicom Group, Inc.	137	9,497
Sinclair Broadcast Group, Inc., Class A	41	1,187
TEGNA, Inc.	178	2,072
Tribune Media Co., Class A	77	2,841
Twenty-First Century Fox, Inc., Class A	360	16,344
Twenty-First Century Fox, Inc., Class B	151	6,780
Viacom, Inc., Class B	382	11,185
Walt Disney Co. (The)	573	64,187
		277,223
Metals & Mining - 0.6%
AK Steel Holding Corp.*	317	1,407
Alcoa Corp.*	184	8,219
Allegheny Technologies, Inc.*	70	1,892
Carpenter Technology Corp.	29	1,730
Cleveland-Cliffs, Inc.*	310	3,115
Commercial Metals Co.	110	2,376
Compass Minerals International, Inc.	25	1,564
Constellium NV, Class A*	154	1,794
Freeport-McMoRan, Inc.	827	11,619
Newmont Mining Corp.	252	7,820
Nucor Corp.	193	12,063
Reliance Steel & Aluminum Co.	57	5,010
Southern Copper Corp.	31	1,353
Steel Dynamics, Inc.	89	4,070
United States Steel Corp.	104	3,087
		67,119
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	331	6,296
Annaly Capital Management, Inc.	1,028	10,917
Blackstone Mortgage Trust, Inc., Class A	54	1,839
Chimera Investment Corp.	185	3,447
Invesco Mortgage Capital, Inc.	122	1,980
MFA Financial, Inc.	345	2,643
New Residential Investment Corp.	211	3,918

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PennyMac Mortgage Investment Trust	97	1,938
Starwood Property Trust, Inc.	204	4,494
Two Harbors Investment Corp.	166	2,593
		40,065
Multiline Retail - 1.0%
Big Lots, Inc.	38	1,636
Dillard’s, Inc., Class A	26	2,043
Dollar General Corp.	106	11,419
Dollar Tree, Inc.*	82	6,602
JC Penney Co., Inc.*	907	1,605
Kohl’s Corp.	189	14,952
Macy’s, Inc.	606	22,149
Nordstrom, Inc.	126	7,919
Target Corp.	537	46,988
		115,313
Multi-Utilities - 1.4%
Ameren Corp.	177	11,192
Avista Corp.	41	2,104
Black Hills Corp.	37	2,178
CenterPoint Energy, Inc.	337	9,365
CMS Energy Corp.	181	8,912
Consolidated Edison, Inc.	242	19,101
Dominion Energy, Inc.	339	23,991
DTE Energy Co.	122	13,559
MDU Resources Group, Inc.	134	3,737
NiSource, Inc.	206	5,576
NorthWestern Corp.	37	2,219
Public Service Enterprise Group, Inc.	372	19,474
SCANA Corp.	183	7,016
Sempra Energy	138	16,019
Vectren Corp.	48	3,418
WEC Energy Group, Inc.	163	11,016
		158,877
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	275	17,710
Andeavor	144	22,002
Antero Resources Corp.*	204	3,776
Apache Corp.	330	14,464
Cabot Oil & Gas Corp.	101	2,407
Chesapeake Energy Corp.*	1,622	7,185
Chevron Corp.	1,821	215,716
Cimarex Energy Co.	19	1,605
CNX Resources Corp.*	190	3,029
Concho Resources, Inc.*	58	7,955
ConocoPhillips	1,176	86,354
Cosan Ltd., Class A	189	1,249
Delek US Holdings, Inc.	77	4,196
Devon Energy Corp.	224	9,616
Diamondback Energy, Inc.	16	1,937
Energen Corp.*	40	3,102
EOG Resources, Inc.	147	17,380
EQT Corp.	77	3,929
Exxon Mobil Corp.	3,800	304,646
Hess Corp.	303	20,404
HollyFrontier Corp.	254	18,928
Kinder Morgan, Inc.	1,889	33,435
Marathon Oil Corp.	1,097	23,596
Marathon Petroleum Corp.	505	41,556
Murphy Oil Corp.	258	7,954
Noble Energy, Inc.	338	10,045
Oasis Petroleum, Inc.*	335	4,509
Occidental Petroleum Corp.	524	41,852
ONEOK, Inc.	120	7,909
PBF Energy, Inc., Class A	203	10,540
PDC Energy, Inc.*	36	1,897
Peabody Energy Corp.	38	1,570
Phillips 66	460	54,515
Pioneer Natural Resources Co.	38	6,639
QEP Resources, Inc.*	325	3,240
Range Resources Corp.	245	4,023
SM Energy Co.	113	3,400
Targa Resources Corp.	121	6,663
Valero Energy Corp.	503	59,294
Whiting Petroleum Corp.*	178	9,062
Williams Cos., Inc. (The)	572	16,925
World Fuel Services Corp.	158	4,429
WPX Energy, Inc.*	223	4,253
		1,124,896
Paper & Forest Products - 0.1%
Boise Cascade Co.	37	1,617
Domtar Corp.	85	4,327
Louisiana-Pacific Corp.	51	1,487
		7,431
Personal Products - 0.1%
Avon Products, Inc.*	930	1,860
Edgewell Personal Care Co.*	41	2,315
Estee Lauder Cos., Inc. (The), Class A	39	5,465
Herbalife Nutrition Ltd.*	46	2,603
Nu Skin Enterprises, Inc., Class A	28	2,229
		14,472
Pharmaceuticals - 4.4%
Allergan plc	242	46,394
Bristol-Myers Squibb Co.	488	29,548
Catalent, Inc.*	36	1,505
Eli Lilly & Co.	384	40,569
Endo International plc*	313	5,368
Jazz Pharmaceuticals plc*	14	2,393
Johnson & Johnson	1,012	136,306
Mallinckrodt plc*	260	8,960
Merck & Co., Inc.	1,483	101,719
Mylan NV*	275	10,761
Perrigo Co. plc	43	3,290
Pfizer, Inc.	3,137	130,248
Zoetis, Inc.	55	4,983
		522,044
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	13	1,858
Equifax, Inc.	31	4,153
IHS Markit Ltd.*	97	5,335
ManpowerGroup, Inc.	59	5,530
Nielsen Holdings plc	220	5,720
Robert Half International, Inc.	52	4,065
TransUnion	29	2,184
Verisk Analytics, Inc.*	25	2,977
		31,822
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	120	5,857
Howard Hughes Corp. (The)*	12	1,565
Jones Lang LaSalle, Inc.	20	3,050
Realogy Holdings Corp.	115	2,460
		12,932
Road & Rail - 1.0%
Avis Budget Group, Inc.*	178	5,538
CSX Corp.	317	23,509

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Genesee & Wyoming, Inc., Class A*	38	3,340
Hertz Global Holdings, Inc.*	352	6,199
JB Hunt Transport Services, Inc.	25	3,019
Kansas City Southern	40	4,638
Knight-Swift Transportation Holdings, Inc.	39	1,331
Norfolk Southern Corp.	128	22,251
Old Dominion Freight Line, Inc.	15	2,286
Ryder System, Inc.	67	5,148
Union Pacific Corp.	288	43,378
YRC Worldwide, Inc.*	194	1,857
		122,494
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	126	3,171
Analog Devices, Inc.	86	8,501
Applied Materials, Inc.	194	8,346
Broadcom, Inc.	52	11,390
Cree, Inc.*	53	2,550
Cypress Semiconductor Corp.	102	1,755
First Solar, Inc.*	50	2,604
Intel Corp.	2,287	110,759
KLA-Tencor Corp.	81	9,413
Lam Research Corp.	26	4,500
Marvell Technology Group Ltd.	117	2,420
Maxim Integrated Products, Inc.	74	4,475
Microchip Technology, Inc.	57	4,904
Micron Technology, Inc.*	350	18,382
NVIDIA Corp.	24	6,736
NXP Semiconductors NV*	85	7,917
ON Semiconductor Corp.*	122	2,604
Qorvo, Inc.*	47	3,764
QUALCOMM, Inc.	728	50,021
Skyworks Solutions, Inc.	34	3,104
Teradyne, Inc.	38	1,565
Texas Instruments, Inc.	225	25,290
Xilinx, Inc.	72	5,604
		299,775
Software - 2.6%
Activision Blizzard, Inc.	119	8,580
Adobe Systems, Inc.*	36	9,486
ANSYS, Inc.*	13	2,418
CA, Inc.	186	8,147
Cadence Design Systems, Inc.*	38	1,787
Check Point Software Technologies Ltd.*	26	3,021
Citrix Systems, Inc.*	31	3,535
Electronic Arts, Inc.*	38	4,309
Intuit, Inc.	29	6,365
Microsoft Corp.	1,650	185,344
Nuance Communications, Inc.*	122	1,991
Oracle Corp.	951	46,200
Red Hat, Inc.*	13	1,920
salesforce.com, Inc.*	50	7,634
Symantec Corp.	356	7,177
Synopsys, Inc.*	34	3,473
Take-Two Interactive Software, Inc.*	14	1,870
VMware, Inc., Class A*	12	1,839
		305,096
Specialty Retail - 2.4%
Abercrombie & Fitch Co., Class A	104	2,254
Advance Auto Parts, Inc.	41	6,725
American Eagle Outfitters, Inc.	149	3,868
Asbury Automotive Group, Inc.*	32	2,384
Ascena Retail Group, Inc.*	669	3,064
AutoNation, Inc.*	104	4,716
AutoZone, Inc.*	10	7,669
Bed Bath & Beyond, Inc.	263	4,718
Best Buy Co., Inc.	192	15,276
Burlington Stores, Inc.*	19	3,195
CarMax, Inc.*	120	9,366
Chico’s FAS, Inc.	151	1,377
Dick’s Sporting Goods, Inc.	95	3,557
DSW, Inc., Class A	78	2,594
Express, Inc.*	204	2,289
Foot Locker, Inc.	100	4,930
GameStop Corp., Class A	293	3,888
Gap, Inc. (The)	194	5,888
Genesco, Inc.*	44	2,237
GNC Holdings, Inc., Class A*	354	1,097
Group 1 Automotive, Inc.	39	3,007
Home Depot, Inc. (The)	317	63,644
L Brands, Inc.	238	6,290
Lithia Motors, Inc., Class A	19	1,642
Lowe’s Cos., Inc.	329	35,779
Michaels Cos., Inc. (The)*	74	1,257
Murphy USA, Inc.*	65	5,394
Office Depot, Inc.	1,161	3,889
O’Reilly Automotive, Inc.*	23	7,715
Penske Automotive Group, Inc.	50	2,632
Ross Stores, Inc.	91	8,716
Sally Beauty Holdings, Inc.*	134	2,064
Signet Jewelers Ltd.	72	4,622
Sonic Automotive, Inc., Class A	80	1,720
Tiffany & Co.	40	4,906
TJX Cos., Inc. (The)	235	25,843
Tractor Supply Co.	52	4,591
Ulta Beauty, Inc.*	11	2,860
Urban Outfitters, Inc.*	54	2,510
Williams-Sonoma, Inc.	62	4,354
		284,527
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	1,509	343,494
Diebold Nixdorf, Inc.	102	484
Hewlett Packard Enterprise Co.	1,336	22,084
HP, Inc.	843	20,780
NCR Corp.*	114	3,239
NetApp, Inc.	89	7,726
Seagate Technology plc	235	12,582
Western Digital Corp.	154	9,739
Xerox Corp.	216	6,018
		426,146
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	15	1,589
Fossil Group, Inc.*	151	3,423
Hanesbrands, Inc.	167	2,929
Lululemon Athletica, Inc.*	18	2,789
Michael Kors Holdings Ltd.*	60	4,357
NIKE, Inc., Class B	299	24,578
PVH Corp.	33	4,724
Ralph Lauren Corp.	36	4,781
Skechers U.S.A., Inc., Class A*	43	1,268
Tapestry, Inc.	132	6,691
Under Armour, Inc., Class A*	68	1,391
Under Armour, Inc., Class C*	71	1,347
VF Corp.	122	11,240
		71,107

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.*	132	1,679
New York Community Bancorp, Inc.	467	5,030
Radian Group, Inc.	78	1,586
Washington Federal, Inc.	42	1,432
		9,727
Tobacco - 0.9%
Altria Group, Inc.	795	46,524
Philip Morris International, Inc.	698	54,367
Universal Corp.	33	1,973
		102,864
Trading Companies & Distributors - 0.5%
AerCap Holdings NV*	134	7,634
Air Lease Corp.	46	2,126
Beacon Roofing Supply, Inc.*	33	1,224
Fastenal Co.	95	5,544
GATX Corp.	30	2,533
HD Supply Holdings, Inc.*	118	5,380
MRC Global, Inc.*	128	2,638
MSC Industrial Direct Co., Inc., Class A	23	1,966
NOW, Inc.*	161	2,767
Rush Enterprises, Inc., Class A	44	1,890
United Rentals, Inc.*	41	6,391
Univar, Inc.*	122	3,394
Watsco, Inc.	13	2,275
WESCO International, Inc.*	64	3,913
WW Grainger, Inc.	24	8,498
		58,173
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	54	2,540

Water Utilities - 0.1%
American Water Works Co., Inc.	79	6,915
Aqua America, Inc.	65	2,417
		9,332
Wireless Telecommunication Services - 0.2%
Sprint Corp.*	917	5,603
Telephone & Data Systems, Inc.	155	4,656
T-Mobile US, Inc.*	163	10,765
		21,024
TOTAL COMMON STOCKS (Cost $8,826,637)		11,688,701

	Number of Warrants

WARRANTS - 0.0%(b)

Energy Equipment & Services - 0.0%(b)
Tidewater, Inc., Class A, expiring 7/31/2023*	127	540
Tidewater, Inc., Class B, expiring 7/31/2023*	137	499

TOTAL WARRANTS (Cost $—)		1,039

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 15.9%

REPURCHASE AGREEMENTS(c) - 15.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,872,029 (Cost $1,871,625)	1,871,625	1,871,625

Total Investments - 115.4% (Cost $10,698,262)		13,561,365
Liabilities in excess of other assets - (15.4%)		(1,812,906)
Net Assets - 100.0%		11,748,459

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,437,701.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

RAFI® Long/Short had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(505,260)	11/6/2018	Goldman Sachs International	(2.16)%	Russell 1000 Total Return Index	(109,084)
243,414	11/6/2018	Goldman Sachs International	2.41%	FTSE RAFI US 1000 Total Return Index	36,787
(11,567,257)	11/6/2019	Societe Generale	(1.78)%	Russell 1000 Total Return Index	(1,807,396)
31,240	11/6/2019	Societe Generale	1.78%	FTSE RAFI US 1000 Total Return Index	42,799
(11,797,863)					(1,836,894)
				Total Unrealized Appreciation	79,586
				Total Unrealized Depreciation	(1,916,480)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 12.4%
BancFirst Corp.	109,263	6,970,979
Bank of Marin Bancorp	85,127	7,503,945
Community Bank System, Inc.	110,605	7,314,309
First of Long Island Corp. (The)	262,063	5,712,973
Southside Bancshares, Inc.	193,763	6,897,963
Tompkins Financial Corp.	78,239	6,874,861
UMB Financial Corp.	85,595	6,440,168
United Bankshares, Inc.	182,886	7,205,708
		54,920,906
Chemicals - 6.7%
HB Fuller Co.	124,998	7,123,636
Quaker Chemical Corp.	42,659	7,684,592
Sensient Technologies Corp.	97,584	6,930,416
Stepan Co.	90,607	8,083,050
		29,821,694
Commercial Services & Supplies - 9.2%
ABM Industries, Inc.	225,739	7,160,441
Brady Corp., Class A	172,070	6,960,232
Healthcare Services Group, Inc.	174,218	7,179,524
Matthews International Corp., Class A	123,128	6,390,343
McGrath RentCorp	102,164	5,925,512
MSA Safety, Inc.	72,293	7,308,099
		40,924,151
Electric Utilities - 3.4%
ALLETE, Inc.	93,555	7,024,109
Portland General Electric Co.	170,106	7,892,919
		14,917,028
Electronic Equipment, Instruments & Components - 1.9%
Badger Meter, Inc.	154,748	8,503,403

Equity Real Estate Investment Trusts (REITs) - 6.8%
National Health Investors, Inc.	92,756	7,350,913
Tanger Factory Outlet Centers, Inc.	305,214	7,343,449
Universal Health Realty Income Trust	108,500	8,273,125
Urstadt Biddle Properties, Inc., Class A	313,039	7,121,637
		30,089,124
Food & Staples Retailing - 1.9%
Andersons, Inc. (The)	201,765	8,242,100

Food Products - 6.8%
Calavo Growers, Inc.	80,376	8,507,800
J&J Snack Foods Corp.	46,439	6,756,874
Lancaster Colony Corp.	52,430	8,193,236
Tootsie Roll Industries, Inc.	234,239	6,746,083
		30,203,993
Gas Utilities - 10.2%
Chesapeake Utilities Corp.	89,762	7,719,532
New Jersey Resources Corp.	167,644	7,644,566
Northwest Natural Gas Co.	118,134	7,666,897
South Jersey Industries, Inc.	227,165	7,537,335
Southwest Gas Holdings, Inc.	92,570	7,157,512
Spire, Inc.	102,621	7,650,396
		45,376,238
Health Care Equipment & Supplies - 1.8%
Atrion Corp.	11,936	7,818,677

Health Care Providers & Services - 5.0%
Ensign Group, Inc. (The)	182,396	7,126,212
National HealthCare Corp.	99,824	7,693,435
Owens & Minor, Inc.	419,364	7,120,801
		21,940,448
Hotels, Restaurants & Leisure - 1.6%
International Speedway Corp., Class A	158,516	6,998,481

Insurance - 3.3%
American Equity Investment Life Holding Co.	187,804	6,965,650
RLI Corp.	98,699	7,596,862
		14,562,512
IT Services - 1.7%
Cass Information Systems, Inc.	104,250	7,457,003

Machinery - 6.4%
Franklin Electric Co., Inc.	141,174	6,903,409
Gorman-Rupp Co. (The)	206,329	7,564,021
Hillenbrand, Inc.	143,542	7,342,173
Lindsay Corp.	67,742	6,487,651
		28,297,254
Media - 1.6%
Meredith Corp.	137,346	7,093,921

Metals & Mining - 1.4%
Compass Minerals International, Inc.	100,071	6,259,441

Multi-Utilities - 4.9%
Avista Corp.	130,085	6,674,661
Black Hills Corp.	122,011	7,180,347
NorthWestern Corp.	131,512	7,885,460
		21,740,468
Specialty Retail - 1.9%
Aaron’s, Inc.	165,494	8,228,362

Tobacco - 2.7%
Universal Corp.	106,456	6,366,069
Vector Group Ltd.	346,147	5,375,663
		11,741,732
Trading Companies & Distributors - 1.8%
GATX Corp.	94,839	8,009,154

Water Utilities - 6.3%
California Water Service Group	175,159	7,207,793
Connecticut Water Service, Inc.	106,623	7,304,742
Middlesex Water Co.	162,620	7,447,996
SJW Group	105,552	6,112,516
		28,073,047
TOTAL COMMON STOCKS (Cost $411,472,734)		441,219,137

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(a) - 0.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,872,689 (Cost $1,872,285)	1,872,285	1,872,285

Total Investments - 100.1% (Cost $413,345,019)		443,091,422
Liabilities in excess of other assets - (0.1%)		(346,510)
Net Assets - 100.0%		442,744,912

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P® 500 Bond ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.2%

Aerospace & Defense - 2.3%
General Dynamics Corp.
3.75%, 5/15/2028	100,000	101,535
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	106,578
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	189,703
Rockwell Collins, Inc.
3.20%, 3/15/2024	100,000	97,093
United Technologies Corp.
4.50%, 6/1/2042	240,000	237,987
		732,896
Air Freight & Logistics - 1.0%
FedEx Corp.
4.05%, 2/15/2048	100,000	91,383
United Parcel Service, Inc.
2.50%, 4/1/2023	148,000	143,395
3.75%, 11/15/2047	100,000	93,188
		327,966
Automobiles - 2.0%
Ford Motor Co.
4.75%, 1/15/2043	140,000	116,074
5.29%, 12/8/2046	370,000	329,139
General Motors Co.
4.88%, 10/2/2023	200,000	204,771
		649,984
Banks - 16.1%
Bank of America Corp.
Series L, 2.25%, 4/21/2020	500,000	493,861
2.63%, 4/19/2021	200,000	196,874
3.30%, 1/11/2023	115,000	114,163
7.75%, 5/14/2038	120,000	163,598
Citigroup, Inc.
2.40%, 2/18/2020	200,000	198,166
2.65%, 10/26/2020	200,000	197,683
2.35%, 8/2/2021	400,000	389,232
2.90%, 12/8/2021	100,000	98,520
4.40%, 6/10/2025	100,000	100,269
3.20%, 10/21/2026	100,000	93,881
4.75%, 5/18/2046	100,000	98,839
JPMorgan Chase & Co.
2.25%, 1/23/2020	200,000	197,990
4.40%, 7/22/2020	100,000	102,423
2.40%, 6/7/2021	200,000	195,990
2.30%, 8/15/2021	150,000	146,166
2.70%, 5/18/2023	100,000	96,647
3.90%, 7/15/2025	400,000	402,545
2.95%, 10/1/2026	100,000	93,658
3.63%, 12/1/2027	100,000	95,241
KeyCorp
4.10%, 4/30/2028	100,000	100,261
US Bancorp
Series X, 3.15%, 4/27/2027	200,000	192,861
Wells Fargo & Co.
2.50%, 3/4/2021	300,000	294,315
2.63%, 7/22/2022	100,000	96,818
3.30%, 9/9/2024	318,000	311,392
3.55%, 9/29/2025	168,000	164,877
3.00%, 4/22/2026	200,000	187,700
3.00%, 10/23/2026	250,000	233,731
4.75%, 12/7/2046	150,000	148,928
		5,206,629
Beverages - 1.1%
Coca-Cola Co. (The)
1.88%, 10/27/2020	100,000	97,848
Molson Coors Brewing Co.
2.10%, 7/15/2021	100,000	96,434
PepsiCo, Inc.
3.00%, 10/15/2027	150,000	143,761
		338,043
Biotechnology - 5.2%
AbbVie, Inc.
2.50%, 5/14/2020	140,000	138,581
2.30%, 5/14/2021	100,000	97,498
3.20%, 5/14/2026	200,000	188,435
4.45%, 5/14/2046	140,000	132,541
Amgen, Inc.
2.65%, 5/11/2022	308,000	300,467
Biogen, Inc.
5.20%, 9/15/2045	150,000	161,379
Celgene Corp.
3.25%, 2/20/2023	150,000	147,664
4.35%, 11/15/2047	100,000	91,549
4.55%, 2/20/2048	100,000	94,617
Gilead Sciences, Inc.
3.25%, 9/1/2022	200,000	199,882
2.95%, 3/1/2027	150,000	140,764
		1,693,377
Capital Markets - 8.8%
Bank of New York Mellon Corp. (The)
2.30%, 9/11/2019	100,000	99,627
Series G, 2.15%, 2/24/2020	100,000	98,955
Goldman Sachs Group, Inc. (The)
2.60%, 4/23/2020	100,000	99,230
2.75%, 9/15/2020	150,000	148,639
3.20%, 2/23/2023	190,000	186,719
4.00%, 3/3/2024	105,000	106,003
3.85%, 1/26/2027	250,000	243,441
6.75%, 10/1/2037	200,000	242,430
5.15%, 5/22/2045	100,000	102,849
4.75%, 10/21/2045	296,000	301,116
Morgan Stanley
2.65%, 1/27/2020	250,000	248,627
2.80%, 6/16/2020	300,000	298,296
3.13%, 1/23/2023	200,000	196,644
Series F, 3.88%, 4/29/2024	100,000	100,559
3.13%, 7/27/2026	100,000	93,497
3.63%, 1/20/2027	200,000	192,683
4.30%, 1/27/2045	100,000	96,535
		2,855,850
Chemicals - 0.3%
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	100,000	97,355

Communications Equipment - 0.8%
Cisco Systems, Inc.
1.40%, 9/20/2019	150,000	148,011
4.45%, 1/15/2020	100,000	102,273
		250,284
Consumer Finance - 3.8%
American Express Co.
2.20%, 10/30/2020	250,000	245,059
3.40%, 2/27/2023	100,000	99,180

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
American Express Credit Corp.
3.30%, 5/3/2027	100,000	97,666
Capital One Financial Corp.
2.50%, 5/12/2020	100,000	98,976
3.30%, 10/30/2024	100,000	96,127
3.80%, 1/31/2028	100,000	95,251
General Motors Financial Co., Inc.
3.20%, 7/6/2021	100,000	98,683
3.45%, 1/14/2022	100,000	98,840
3.50%, 11/7/2024	100,000	94,818
4.35%, 1/17/2027	100,000	97,594
Synchrony Financial
4.50%, 7/23/2025	100,000	97,379
		1,219,573
Containers & Packaging - 0.3%
International Paper Co.
4.40%, 8/15/2047	100,000	92,240

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	98,451
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	400,000	385,588
		484,039
Diversified Telecommunication Services - 6.7%
AT&T, Inc.
2.80%, 2/17/2021	100,000	98,876
3.40%, 5/15/2025	450,000	427,843
5.25%, 3/1/2037	250,000	248,355
4.35%, 6/15/2045	150,000	128,630
Verizon Communications, Inc.
2.95%, 3/15/2022	100,000	98,670
3.50%, 11/1/2024	100,000	98,902
4.50%, 8/10/2033	100,000	98,793
5.25%, 3/16/2037	300,000	317,733
4.13%, 8/15/2046	250,000	221,377
4.86%, 8/21/2046	150,000	148,319
4.52%, 9/15/2048	150,000	141,160
4.67%, 3/15/2055	150,000	137,816
		2,166,474
Electric Utilities - 1.6%
Commonwealth Edison Co.
4.00%, 3/1/2048	100,000	98,486
Duke Energy Corp.
3.75%, 4/15/2024	100,000	100,455
Florida Power & Light Co.
3.95%, 3/1/2048	100,000	100,104
Pacific Gas & Electric Co.
6.05%, 3/1/2034	100,000	112,369
Southern Co. (The)
3.25%, 7/1/2026	110,000	103,562
		514,976
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	200,000	189,329
Halliburton Co.
5.00%, 11/15/2045	100,000	106,553
		295,882
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.
5.25%, 1/15/2023	100,000	105,214

Food & Staples Retailing - 2.0%
Kroger Co. (The)
4.45%, 2/1/2047	100,000	93,238
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	123,959
Walmart, Inc.
1.90%, 12/15/2020	100,000	98,115
3.55%, 6/26/2025	200,000	202,460
4.05%, 6/29/2048	130,000	131,474
		649,246
Food Products - 2.5%
Campbell Soup Co.
3.95%, 3/15/2025	100,000	97,285
4.15%, 3/15/2028	100,000	96,394
General Mills, Inc.
4.00%, 4/17/2025	100,000	100,049
4.20%, 4/17/2028	100,000	99,819
Kraft Heinz Foods Co.
2.80%, 7/2/2020	100,000	99,165
3.50%, 6/6/2022	100,000	99,685
3.00%, 6/1/2026	120,000	109,510
Tyson Foods, Inc.
3.95%, 8/15/2024	100,000	100,403
		802,310
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories
2.90%, 11/30/2021	100,000	98,937
4.90%, 11/30/2046	110,000	119,829
Boston Scientific Corp.
4.00%, 3/1/2028	100,000	99,599
Medtronic, Inc.
2.50%, 3/15/2020	200,000	198,714
4.63%, 3/15/2045	150,000	160,792
		677,871
Health Care Providers & Services - 4.4%
Anthem, Inc.
3.65%, 12/1/2027	120,000	114,385
CVS Health Corp.
3.35%, 3/9/2021	470,000	470,432
3.70%, 3/9/2023	170,000	169,905
4.10%, 3/25/2025	160,000	160,313
5.05%, 3/25/2048	150,000	153,073
Express Scripts Holding Co.
3.00%, 7/15/2023	100,000	95,985
UnitedHealth Group, Inc.
2.70%, 7/15/2020	150,000	149,586
3.75%, 7/15/2025	100,000	101,082
		1,414,761
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.
3.50%, 3/1/2027	100,000	97,731
4.88%, 12/9/2045	100,000	104,537
4.45%, 3/1/2047	100,000	100,243
		302,511
Household Durables - 0.3%
Newell Brands, Inc.
5.50%, 4/1/2046	100,000	95,952

Industrial Conglomerates - 1.6%
General Electric Co.
2.70%, 10/9/2022	100,000	97,522
6.75%, 3/15/2032	110,000	136,384
5.88%, 1/14/2038	150,000	171,544
4.50%, 3/11/2044	100,000	97,004
		502,454

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Insurance - 1.5%
American International Group, Inc.
4.20%, 4/1/2028	100,000	99,401
4.75%, 4/1/2048	150,000	148,505
Brighthouse Financial, Inc.
4.70%, 6/22/2047	100,000	83,789
MetLife, Inc.
4.60%, 5/13/2046	150,000	154,221
		485,916
Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc.
3.88%, 8/22/2037	150,000	148,392
4.25%, 8/22/2057	200,000	200,337
		348,729
IT Services - 1.1%
International Business Machines Corp.
3.45%, 2/19/2026	115,000	114,303
Visa, Inc.
2.20%, 12/14/2020	250,000	246,483
		360,786
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	100,000	97,326

Media - 3.5%
Comcast Corp.
3.00%, 2/1/2024	150,000	146,022
3.60%, 3/1/2024	200,000	200,084
3.15%, 2/15/2028	100,000	94,163
3.90%, 3/1/2038	100,000	92,785
4.00%, 3/1/2048	100,000	90,592
Discovery Communications LLC
2.95%, 3/20/2023	100,000	96,185
NBCUniversal Media LLC
4.38%, 4/1/2021	100,000	103,031
Viacom, Inc.
4.38%, 3/15/2043	100,000	86,293
Walt Disney Co. (The)
2.30%, 2/12/2021	224,000	220,312
		1,129,467
Multiline Retail - 0.6%
Dollar Tree, Inc.
3.70%, 5/15/2023	100,000	99,325
Target Corp.
3.63%, 4/15/2046	100,000	91,676
		191,001
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.
2.36%, 12/5/2022	150,000	145,367
3.19%, 6/24/2023	100,000	100,025
ConocoPhillips Co.
4.95%, 3/15/2026	150,000	162,295
Exxon Mobil Corp.
3.04%, 3/1/2026	248,000	242,147
4.11%, 3/1/2046	100,000	102,670
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	99,169
5.20%, 3/1/2048	100,000	100,229
MPLX LP
4.00%, 3/15/2028	150,000	144,667
4.50%, 4/15/2038	100,000	93,150
Phillips 66
4.88%, 11/15/2044	100,000	103,618
Williams Cos., Inc. (The)
3.60%, 3/15/2022	200,000	199,619
		1,492,956
Pharmaceuticals - 2.9%
Allergan Funding SCS
3.80%, 3/15/2025	100,000	99,109
4.55%, 3/15/2035	280,000	275,037
Johnson & Johnson
3.70%, 3/1/2046	100,000	96,881
Merck & Co., Inc.
2.75%, 2/10/2025	120,000	116,222
Mylan NV
3.95%, 6/15/2026	120,000	113,891
Pfizer, Inc.
7.20%, 3/15/2039	100,000	139,057
4.13%, 12/15/2046	100,000	101,533
		941,730
Road & Rail - 0.3%
CSX Corp.
4.30%, 3/1/2048	100,000	97,102

Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.
3.30%, 4/1/2027	100,000	97,791
Broadcom Corp.
3.00%, 1/15/2022	100,000	97,539
3.50%, 1/15/2028	160,000	144,539
Intel Corp.
2.45%, 7/29/2020	300,000	298,095
2.88%, 5/11/2024	100,000	97,453
NVIDIA Corp.
2.20%, 9/16/2021	172,000	167,341
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	141,081
4.80%, 5/20/2045	200,000	202,879
		1,246,718
Software - 5.4%
Microsoft Corp.
1.55%, 8/8/2021	115,000	110,817
2.38%, 2/12/2022	248,000	243,380
2.40%, 8/8/2026	100,000	93,088
3.30%, 2/6/2027	100,000	99,135
4.45%, 11/3/2045	250,000	271,456
4.50%, 2/6/2057	135,000	147,403
Oracle Corp.
2.25%, 10/8/2019	150,000	149,386
2.40%, 9/15/2023	248,000	237,810
2.65%, 7/15/2026	148,000	138,225
3.80%, 11/15/2037	268,000	257,815
		1,748,515
Specialty Retail - 1.1%
Home Depot, Inc. (The)
2.63%, 6/1/2022	160,000	157,740
2.80%, 9/14/2027	100,000	94,385
Lowe’s Cos., Inc.
4.05%, 5/3/2047	100,000	97,793
		349,918
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.
2.25%, 2/23/2021	200,000	197,225
2.85%, 5/6/2021	200,000	199,651
2.40%, 1/13/2023	100,000	97,206
2.40%, 5/3/2023	150,000	145,177
3.00%, 2/9/2024	100,000	98,903
2.75%, 1/13/2025	100,000	96,648

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
3.35%, 2/9/2027	100,000	98,649
2.90%, 9/12/2027	100,000	94,973
3.45%, 2/9/2045	100,000	90,529
4.65%, 2/23/2046	100,000	109,194
3.75%, 11/13/2047	100,000	94,996
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(a)	120,000	123,758
6.35%, 10/15/2045(a)	100,000	103,295
		1,550,204
Tobacco - 0.6%
Altria Group, Inc.
2.63%, 1/14/2020	100,000	99,587
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	95,496
		195,083
TOTAL CORPORATE BONDS (Cost $31,554,066)		31,711,338

SHORT-TERM INVESTMENTS - 0.7%

REPURCHASE AGREEMENTS(b) - 0.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $230,639 (Cost $230,590)	230,590	230,590

Total Investments - 98.9% (Cost $31,784,656)		31,941,928
Other Assets Less Liabilities - 1.1%		359,705
Net Assets - 100.0%		32,301,633

(a)         Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2018.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Aerospace & Defense - 1.8%
General Dynamics Corp.	347,316	67,170,914

Beverages - 5.4%
Brown-Forman Corp., Class B	1,289,814	67,354,087
Coca-Cola Co. (The)	1,509,814	67,292,410
PepsiCo, Inc.	595,555	66,708,116
		201,354,613
Biotechnology - 1.9%
AbbVie, Inc.	746,498	71,648,878

Building Products - 1.8%
AO Smith Corp.	1,146,355	66,580,298

Capital Markets - 5.3%
Franklin Resources, Inc.	2,096,140	66,531,484
S&P Global, Inc.	320,637	66,387,891
T. Rowe Price Group, Inc.	563,350	65,286,631
		198,206,006
Chemicals - 9.5%
Air Products & Chemicals, Inc.	440,042	73,174,584
Ecolab, Inc.	485,984	73,130,872
PPG Industries, Inc.	644,360	71,227,554
Praxair, Inc.	418,356	66,179,736
Sherwin-Williams Co. (The)	158,996	72,435,398
		356,148,144
Commercial Services & Supplies - 1.9%
Cintas Corp.	330,131	70,440,051

Distributors - 1.9%
Genuine Parts Co.	698,145	69,709,778

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,157,012	68,894,963

Electrical Equipment - 2.0%
Emerson Electric Co.	992,220	76,133,041

Equity Real Estate Investment Trusts (REITs) - 1.9%
Federal Realty Investment Trust	551,393	72,017,440

Food & Staples Retailing - 5.8%
Sysco Corp.	973,006	72,800,309
Walgreens Boots Alliance, Inc.	1,043,110	71,515,621
Walmart, Inc.	776,880	74,471,717
		218,787,647
Food Products - 5.8%
Archer-Daniels-Midland Co.	1,444,697	72,812,729
Hormel Foods Corp.	1,831,525	71,704,204
McCormick & Co., Inc. (Non-Voting)	583,204	72,830,515
		217,347,448
Health Care Equipment & Supplies - 5.8%
Abbott Laboratories	1,061,089	70,923,189
Becton Dickinson and Co.	275,007	72,016,083
Medtronic plc	768,576	74,098,412
		217,037,684
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	1,389,190	72,501,826

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	432,661	70,190,594

Household Durables - 1.9%
Leggett & Platt, Inc.	1,532,847	69,652,568

Household Products - 7.8%
Clorox Co. (The)	527,150	76,426,207
Colgate-Palmolive Co.	1,046,949	69,527,883
Kimberly-Clark Corp.	643,690	74,371,943
Procter & Gamble Co. (The)	865,100	71,760,045
		292,086,078
Industrial Conglomerates - 3.8%
3M Co.	340,515	71,821,424
Roper Technologies, Inc.	241,695	72,114,537
		143,935,961
Insurance - 3.9%
Aflac, Inc.	1,564,430	72,339,243
Cincinnati Financial Corp.	965,993	74,062,684
		146,401,927
IT Services - 2.0%
Automatic Data Processing, Inc.	498,390	73,138,733

Machinery - 7.4%
Dover Corp.	862,806	74,089,151
Illinois Tool Works, Inc.	494,461	68,670,744
Pentair plc	1,546,723	67,251,516
Stanley Black & Decker, Inc.	487,612	68,524,114
		278,535,525
Metals & Mining - 1.7%
Nucor Corp.	1,007,584	62,974,000

Multiline Retail - 2.0%
Target Corp.	861,064	75,343,100

Multi-Utilities - 1.9%
Consolidated Edison, Inc.	880,484	69,496,602

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	551,748	65,360,068
Exxon Mobil Corp.	823,206	65,996,425
		131,356,493
Pharmaceuticals - 1.9%
Johnson & Johnson	528,251	71,150,127

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	683,340	74,313,225

Textiles, Apparel & Luxury Goods - 1.8%
VF Corp.	746,985	68,819,728

Trading Companies & Distributors - 1.9%
WW Grainger, Inc.	202,681	71,763,262

TOTAL COMMON STOCKS (Cost $3,362,136,734)		3,743,136,654

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,613,789 (Cost $1,613,440)	1,613,440	1,613,440

Total Investments - 99.9% (Cost $3,363,750,174)		3,744,750,094
Other Assets Less Liabilities - 0.1%		5,411,238
Net Assets - 100.0%		3,750,161,332

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.8%
Arconic, Inc.	139	3,111
Boeing Co. (The)	179	61,359
General Dynamics Corp.	90	17,406
Harris Corp.	39	6,338
Huntington Ingalls Industries, Inc.	15	3,667
L3 Technologies, Inc.	26	5,557
Lockheed Martin Corp.	81	25,953
Northrop Grumman Corp.	57	17,014
Raytheon Co.	94	18,747
Rockwell Collins, Inc.	54	7,341
Textron, Inc.	84	5,799
TransDigm Group, Inc.*	16	5,600
United Technologies Corp.	243	32,003
		209,895
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	46	4,420
Expeditors International of Washington, Inc.	57	4,177
FedEx Corp.	81	19,760
United Parcel Service, Inc., Class B	225	27,648
		56,005
Airlines - 0.5%
Alaska Air Group, Inc.	40	2,700
American Airlines Group, Inc.	136	5,505
Delta Air Lines, Inc.	211	12,339
Southwest Airlines Co.	175	10,728
United Continental Holdings, Inc.*	77	6,731
		38,003
Auto Components - 0.2%
Aptiv plc	87	7,657
BorgWarner, Inc.	65	2,845
Goodyear Tire & Rubber Co. (The)	79	1,792
		12,294
Automobiles - 0.4%
Ford Motor Co.	1,280	12,134
General Motors Co.	415	14,961
Harley-Davidson, Inc.	55	2,344
		29,439
Banks - 6.5%
Bank of America Corp.	3,085	95,419
BB&T Corp.	255	13,173
Citigroup, Inc.	834	59,414
Citizens Financial Group, Inc.	159	6,545
Comerica, Inc.	56	5,459
Fifth Third Bancorp	224	6,592
Huntington Bancshares, Inc.	361	5,852
JPMorgan Chase & Co.	1,113	127,528
KeyCorp	347	7,311
M&T Bank Corp.	48	8,503
People’s United Financial, Inc.	114	2,110
PNC Financial Services Group, Inc. (The)	154	22,105
Regions Financial Corp.	367	7,142
SunTrust Banks, Inc.	151	11,108
SVB Financial Group*	17	5,487
US Bancorp	510	27,596
Wells Fargo & Co.	1,434	83,860
Zions Bancorp	65	3,464
		498,668
Beverages - 1.8%
Brown-Forman Corp., Class B	86	4,491
Coca-Cola Co. (The)	1,252	55,802
Constellation Brands, Inc., Class A	55	11,451
Molson Coors Brewing Co., Class B	61	4,071
Monster Beverage Corp.*	134	8,159
PepsiCo, Inc.	464	51,973
		135,947
Biotechnology - 2.7%
AbbVie, Inc.	496	47,606
Alexion Pharmaceuticals, Inc.*	73	8,923
Amgen, Inc.	218	43,559
Biogen, Inc.*	69	24,391
Celgene Corp.*	231	21,818
Gilead Sciences, Inc.	426	32,261
Incyte Corp.*	58	4,287
Regeneron Pharmaceuticals, Inc.*	25	10,169
Vertex Pharmaceuticals, Inc.*	83	15,305
		208,319
Building Products - 0.3%
Allegion plc	31	2,704
AO Smith Corp.	48	2,788
Fortune Brands Home & Security, Inc.	47	2,490
Johnson Controls International plc	302	11,406
Masco Corp.	102	3,873
		23,261
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	18	2,630
Ameriprise Financial, Inc.	47	6,672
Bank of New York Mellon Corp. (The)	331	17,262
BlackRock, Inc.	40	19,162
Cboe Global Markets, Inc.	37	3,730
Charles Schwab Corp. (The)	393	19,960
CME Group, Inc.	112	19,570
E*TRADE Financial Corp.*	86	5,062
Franklin Resources, Inc.	104	3,301
Goldman Sachs Group, Inc. (The)	115	27,348
Intercontinental Exchange, Inc.	189	14,407
Invesco Ltd.	135	3,253
Jefferies Financial Services, Inc.	99	2,299
Moody’s Corp.	55	9,791
Morgan Stanley	445	21,729
MSCI, Inc.	29	5,228
Nasdaq, Inc.	38	3,627
Northern Trust Corp.	69	7,415
Raymond James Financial, Inc.	43	4,001
S&P Global, Inc.	82	16,978
State Street Corp.	120	10,429
T. Rowe Price Group, Inc.	79	9,155
		233,009
Chemicals - 2.0%
Air Products & Chemicals, Inc.	72	11,973
Albemarle Corp.	36	3,439
CF Industries Holdings, Inc.	76	3,948
DowDuPont, Inc.	759	53,229
Eastman Chemical Co.	47	4,560
Ecolab, Inc.	85	12,791
FMC Corp.	44	3,760
International Flavors & Fragrances, Inc.	26	3,387
LyondellBasell Industries NV, Class A	105	11,842
Mosaic Co. (The)	115	3,596
PPG Industries, Inc.	82	9,064
Praxair, Inc.	94	14,870

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sherwin-Williams Co. (The)	27	12,301
		148,760
Commercial Services & Supplies - 0.4%
Cintas Corp.	28	5,974
Copart, Inc.*	66	4,245
Republic Services, Inc.	73	5,355
Stericycle, Inc.*	28	1,727
Waste Management, Inc.	130	11,817
		29,118
Communications Equipment - 1.2%
Arista Networks, Inc.*	16	4,784
Cisco Systems, Inc.	1,539	73,518
F5 Networks, Inc.*	20	3,782
Juniper Networks, Inc.	114	3,241
Motorola Solutions, Inc.	53	6,803
		92,128
Construction & Engineering - 0.1%
Fluor Corp.	45	2,583
Jacobs Engineering Group, Inc.	39	2,835
Quanta Services, Inc.*	49	1,695
		7,113
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21	4,173
Vulcan Materials Co.	43	4,764
		8,937
Consumer Finance - 0.7%
American Express Co.	233	24,693
Capital One Financial Corp.	159	15,755
Discover Financial Services	114	8,906
Synchrony Financial	232	7,348
		56,702
Containers & Packaging - 0.3%
Avery Dennison Corp.	29	3,050
Ball Corp.	114	4,774
International Paper Co.	136	6,955
Packaging Corp. of America	31	3,408
Sealed Air Corp.	53	2,126
WestRock Co.	84	4,627
		24,940
Distributors - 0.1%
Genuine Parts Co.	48	4,793
LKQ Corp.*	101	3,486
		8,279
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	69	1,867

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	630	131,494

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,376	75,889
CenturyLink, Inc.	321	6,857
Verizon Communications, Inc.	1,351	73,454
		156,200
Electric Utilities - 1.9%
Alliant Energy Corp.	76	3,256
American Electric Power Co., Inc.	160	11,477
Duke Energy Corp.	229	18,604
Edison International	106	6,967
Entergy Corp.	59	4,932
Evergy, Inc.	88	5,020
Eversource Energy	103	6,430
Exelon Corp.	316	13,812
FirstEnergy Corp.	147	5,495
NextEra Energy, Inc.	154	26,196
PG&E Corp.	169	7,805
Pinnacle West Capital Corp.	37	2,906
PPL Corp.	228	6,781
Southern Co. (The)	331	14,491
Xcel Energy, Inc.	167	8,024
		142,196
Electrical Equipment - 0.5%
AMETEK, Inc.	76	5,849
Eaton Corp. plc	143	11,889
Emerson Electric Co.	205	15,730
Rockwell Automation, Inc.	41	7,419
		40,887
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	99	9,363
Corning, Inc.	271	9,081
FLIR Systems, Inc.	44	2,761
IPG Photonics Corp.*	12	2,106
TE Connectivity Ltd.	115	10,543
		33,854
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	34	4,364
American Tower Corp.	145	21,622
Apartment Investment & Management Co., Class A	52	2,278
AvalonBay Communities, Inc.	45	8,248
Boston Properties, Inc.	51	6,653
Crown Castle International Corp.	136	15,508
Digital Realty Trust, Inc.	67	8,327
Duke Realty Corp.	117	3,333
Equinix, Inc.	26	11,339
Equity Residential	120	8,130
Essex Property Trust, Inc.	22	5,418
Extra Space Storage, Inc.	41	3,781
Federal Realty Investment Trust	24	3,135
HCP, Inc.	154	4,163
Host Hotels & Resorts, Inc.	242	5,210
Iron Mountain, Inc.	92	3,321
Kimco Realty Corp.	139	2,378
Macerich Co. (The)	36	2,115
Mid-America Apartment Communities, Inc.	37	3,832
Prologis, Inc.	206	13,839
Public Storage	49	10,416
Realty Income Corp.	92	5,388
Regency Centers Corp.	48	3,169
SBA Communications Corp.*	38	5,899
Simon Property Group, Inc.	101	18,486
SL Green Realty Corp.	29	3,028
UDR, Inc.	88	3,517
Ventas, Inc.	117	7,005
Vornado Realty Trust	57	4,389
Welltower, Inc.	121	8,072
Weyerhaeuser Co.	248	8,608
		214,971
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	144	33,571
Kroger Co. (The)	265	8,347
Sysco Corp.	156	11,672
Walgreens Boots Alliance, Inc.	279	19,128
Walmart, Inc.	474	45,438
		118,156
Food Products - 1.1%
Archer-Daniels-Midland Co.	183	9,223
Campbell Soup Co.	63	2,485
Conagra Brands, Inc.	129	4,741

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
General Mills, Inc.	194	8,926
Hershey Co. (The)	46	4,624
Hormel Foods Corp.	88	3,445
JM Smucker Co. (The)	37	3,825
Kellogg Co.	82	5,887
Kraft Heinz Co. (The)	196	11,421
McCormick & Co., Inc. (Non-Voting)	40	4,995
Mondelez International, Inc., Class A	482	20,591
Tyson Foods, Inc., Class A	97	6,093
		86,256
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	573	38,299
ABIOMED, Inc.*	14	5,692
Align Technology, Inc.*	24	9,276
Baxter International, Inc.	160	11,899
Becton Dickinson and Co.	88	23,045
Boston Scientific Corp.*	452	16,073
Cooper Cos., Inc. (The)	16	4,092
Danaher Corp.	201	20,812
DENTSPLY SIRONA, Inc.	74	2,954
Edwards Lifesciences Corp.*	69	9,953
Hologic, Inc.*	89	3,539
IDEXX Laboratories, Inc.*	28	7,113
Intuitive Surgical, Inc.*	37	20,720
Medtronic plc	444	42,806
ResMed, Inc.	47	5,236
Stryker Corp.	105	17,790
Varian Medical Systems, Inc.*	30	3,361
Zimmer Biomet Holdings, Inc.	67	8,283
		250,943
Health Care Providers & Services - 3.5%
Aetna, Inc.	107	21,429
AmerisourceBergen Corp.	53	4,768
Anthem, Inc.	84	22,237
Cardinal Health, Inc.	102	5,323
Centene Corp.*	67	9,814
Cigna Corp.	80	15,067
CVS Health Corp.	333	25,055
DaVita, Inc.*	46	3,187
Envision Healthcare Corp.*	40	1,814
Express Scripts Holding Co.*	183	16,108
HCA Healthcare, Inc.	92	12,338
Henry Schein, Inc.*	50	3,884
Humana, Inc.	45	14,997
Laboratory Corp. of America Holdings*	34	5,878
McKesson Corp.	66	8,498
Quest Diagnostics, Inc.	44	4,839
UnitedHealth Group, Inc.	314	84,297
Universal Health Services, Inc., Class B	29	3,775
		263,308
Health Care Technology - 0.1%
Cerner Corp.*	102	6,641

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	133	8,178
Chipotle Mexican Grill, Inc.*	8	3,801
Darden Restaurants, Inc.	41	4,758
Hilton Worldwide Holdings, Inc.	92	7,141
Marriott International, Inc., Class A	97	12,268
McDonald’s Corp.	256	41,531
MGM Resorts International	164	4,754
Norwegian Cruise Line Holdings Ltd.*	68	3,646
Royal Caribbean Cruises Ltd.	55	6,742
Starbucks Corp.	452	24,159
Wynn Resorts Ltd.	28	4,154
Yum! Brands, Inc.	106	9,210
		130,342
Household Durables - 0.3%
DR Horton, Inc.	112	4,985
Garmin Ltd.	36	2,453
Leggett & Platt, Inc.	43	1,954
Lennar Corp., Class A	90	4,650
Mohawk Industries, Inc.*	21	4,023
Newell Brands, Inc.	159	3,453
PulteGroup, Inc.	86	2,404
Whirlpool Corp.	21	2,625
		26,547
Household Products - 1.5%
Church & Dwight Co., Inc.	79	4,470
Clorox Co. (The)	42	6,089
Colgate-Palmolive Co.	286	18,993
Kimberly-Clark Corp.	114	13,172
Procter & Gamble Co. (The)	823	68,268
		110,992
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	217	2,921
NRG Energy, Inc.	98	3,468
		6,389
Industrial Conglomerates - 1.7%
3M Co.	194	40,918
General Electric Co.	2,842	36,775
Honeywell International, Inc.	244	38,811
Roper Technologies, Inc.	34	10,145
		126,649
Insurance - 2.5%
Aflac, Inc.	254	11,745
Allstate Corp. (The)	115	11,566
American International Group, Inc.	294	15,632
Aon plc	80	11,645
Arthur J Gallagher & Co.	60	4,328
Assurant, Inc.	17	1,748
Brighthouse Financial, Inc.*	31	1,287
Chubb Ltd.	153	20,692
Cincinnati Financial Corp.	49	3,757
Everest Re Group Ltd.	13	2,899
Hartford Financial Services Group, Inc. (The)	117	5,893
Lincoln National Corp.	72	4,722
Loews Corp.	86	4,327
Marsh & McLennan Cos., Inc.	166	14,049
MetLife, Inc.	333	15,281
Principal Financial Group, Inc.	87	4,802
Progressive Corp. (The)	191	12,898
Prudential Financial, Inc.	138	13,558
Torchmark Corp.	35	3,077
Travelers Cos., Inc. (The)	89	11,712
Unum Group	72	2,655
Willis Towers Watson plc	43	6,333
XL Group Ltd.	85	4,878
		189,484
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc.*	132	265,678
Booking Holdings, Inc.*	16	31,225
Expedia Group, Inc.	40	5,220
Netflix, Inc.*	142	52,210

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TripAdvisor, Inc.*	35	1,901
		356,234
Internet Software & Services - 5.3%
Akamai Technologies, Inc.*	56	4,208
Alphabet, Inc., Class A*	98	120,716
Alphabet, Inc., Class C*	99	120,601
eBay, Inc.*	303	10,487
Facebook, Inc., Class A*	785	137,948
Twitter, Inc.*	214	7,528
VeriSign, Inc.*	31	4,917
		406,405
IT Services - 4.9%
Accenture plc, Class A	211	35,674
Alliance Data Systems Corp.	16	3,817
Automatic Data Processing, Inc.	144	21,132
Broadridge Financial Solutions, Inc.	39	5,271
Cognizant Technology Solutions Corp., Class A	191	14,980
DXC Technology Co.	93	8,471
Fidelity National Information Services, Inc.	108	11,682
Fiserv, Inc.*	134	10,729
FleetCor Technologies, Inc.*	29	6,199
Gartner, Inc.*	30	4,493
Global Payments, Inc.	52	6,478
International Business Machines Corp.	279	40,868
Mastercard, Inc., Class A	299	64,452
Paychex, Inc.	105	7,691
PayPal Holdings, Inc.*	366	33,793
Total System Services, Inc.	54	5,246
Visa, Inc., Class A	585	85,931
Western Union Co. (The)	151	2,857
		369,764
Leisure Products - 0.1%
Hasbro, Inc.	37	3,674
Mattel, Inc.*	113	1,744
		5,418
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	104	7,024
Illumina, Inc.*	48	17,032
IQVIA Holdings, Inc.*	47	5,973
Mettler-Toledo International, Inc.*	8	4,676
PerkinElmer, Inc.	36	3,328
Thermo Fisher Scientific, Inc.	132	31,561
Waters Corp.*	26	4,926
		74,520
Machinery - 1.6%
Caterpillar, Inc.	196	27,215
Cummins, Inc.	51	7,232
Deere & Co.	106	15,243
Dover Corp.	51	4,379
Flowserve Corp.	43	2,241
Fortive Corp.	100	8,398
Illinois Tool Works, Inc.	100	13,888
Ingersoll-Rand plc	81	8,204
PACCAR, Inc.	114	7,800
Parker-Hannifin Corp.	44	7,726
Pentair plc	53	2,304
Snap-on, Inc.	19	3,359
Stanley Black & Decker, Inc.	51	7,167
Xylem, Inc.	59	4,479
		119,635
Media - 2.3%
CBS Corp. (Non-Voting), Class B	112	5,938
Charter Communications, Inc., Class A*	61	18,934
Comcast Corp., Class A	1,503	55,596
Discovery, Inc., Class A*	51	1,419
Discovery, Inc., Class C*	112	2,872
DISH Network Corp., Class A*	75	2,651
Interpublic Group of Cos., Inc. (The)	126	2,942
News Corp., Class A	126	1,647
News Corp., Class B	39	530
Omnicom Group, Inc.	74	5,130
Twenty-First Century Fox, Inc., Class A	345	15,663
Twenty-First Century Fox, Inc., Class B	144	6,466
Viacom, Inc., Class B	116	3,397
Walt Disney Co. (The)	487	54,554
		177,739
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	441	6,196
Newmont Mining Corp.	175	5,430
Nucor Corp.	103	6,438
		18,064
Multiline Retail - 0.5%
Dollar General Corp.	83	8,942
Dollar Tree, Inc.*	78	6,280
Kohl’s Corp.	55	4,351
Macy’s, Inc.	100	3,655
Nordstrom, Inc.	37	2,325
Target Corp.	174	15,225
		40,778
Multi-Utilities - 1.0%
Ameren Corp.	79	4,995
CenterPoint Energy, Inc.	141	3,919
CMS Energy Corp.	93	4,579
Consolidated Edison, Inc.	102	8,051
Dominion Energy, Inc.	213	15,074
DTE Energy Co.	59	6,557
NiSource, Inc.	110	2,978
Public Service Enterprise Group, Inc.	165	8,638
SCANA Corp.	47	1,802
Sempra Energy	87	10,099
WEC Energy Group, Inc.	102	6,893
		73,585
Personal Products - 0.2%
Coty, Inc., Class A	155	1,916
Estee Lauder Cos., Inc. (The), Class A	73	10,229
		12,145
Pharmaceuticals - 4.9%
Allergan plc	111	21,280
Bristol-Myers Squibb Co.	534	32,334
Eli Lilly & Co.	312	32,963
Johnson & Johnson	877	118,123
Merck & Co., Inc.	880	60,359
Mylan NV*	169	6,613
Nektar Therapeutics*	52	3,458
Perrigo Co. plc	42	3,213
Pfizer, Inc.	1,914	79,469
Zoetis, Inc.	158	14,315
		372,127
Professional Services - 0.3%
Equifax, Inc.	39	5,225
IHS Markit Ltd.*	117	6,435
Nielsen Holdings plc	110	2,860

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Robert Half International, Inc.	40	3,127
Verisk Analytics, Inc.*	51	6,074
		23,721
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	99	4,832

Road & Rail - 1.1%
CSX Corp.	287	21,284
JB Hunt Transport Services, Inc.	28	3,381
Kansas City Southern	34	3,943
Norfolk Southern Corp.	93	16,167
Union Pacific Corp.	253	38,107
		82,882
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	269	6,771
Analog Devices, Inc.	121	11,961
Applied Materials, Inc.	330	14,196
Broadcom, Inc.	131	28,693
Intel Corp.	1,525	73,856
KLA-Tencor Corp.	51	5,927
Lam Research Corp.	54	9,347
Microchip Technology, Inc.	77	6,624
Micron Technology, Inc.*	380	19,957
NVIDIA Corp.	199	55,855
Qorvo, Inc.*	41	3,284
QUALCOMM, Inc.	486	33,393
Skyworks Solutions, Inc.	60	5,478
Texas Instruments, Inc.	320	35,968
Xilinx, Inc.	83	6,460
		317,770
Software - 6.7%
Activision Blizzard, Inc.	249	17,953
Adobe Systems, Inc.*	161	42,425
ANSYS, Inc.*	28	5,207
Autodesk, Inc.*	72	11,113
CA, Inc.	102	4,468
Cadence Design Systems, Inc.*	92	4,328
Citrix Systems, Inc.*	42	4,789
Electronic Arts, Inc.*	100	11,341
Intuit, Inc.	80	17,558
Microsoft Corp.	2,513	282,285
Oracle Corp.	975	47,365
Red Hat, Inc.*	58	8,568
salesforce.com, Inc.*	230	35,116
Symantec Corp.	204	4,113
Synopsys, Inc.*	49	5,005
Take-Two Interactive Software, Inc.*	37	4,942
		506,576
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	24	3,937
AutoZone, Inc.*	9	6,902
Best Buy Co., Inc.	80	6,365
CarMax, Inc.*	58	4,527
Foot Locker, Inc.	40	1,972
Gap, Inc. (The)	71	2,155
Home Depot, Inc. (The)	378	75,891
L Brands, Inc.	79	2,088
Lowe’s Cos., Inc.	268	29,145
O’Reilly Automotive, Inc.*	27	9,056
Ross Stores, Inc.	124	11,877
Tiffany & Co.	33	4,047
TJX Cos., Inc. (The)	205	22,544
Tractor Supply Co.	40	3,531
Ulta Beauty, Inc.*	19	4,940
		188,977
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	1,608	366,029
Hewlett Packard Enterprise Co.	500	8,265
HP, Inc.	538	13,262
NetApp, Inc.	88	7,639
Seagate Technology plc	94	5,033
Western Digital Corp.	98	6,197
Xerox Corp.	70	1,950
		408,375
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	118	2,070
Michael Kors Holdings Ltd.*	49	3,558
NIKE, Inc., Class B	420	34,524
PVH Corp.	25	3,579
Ralph Lauren Corp.	18	2,391
Tapestry, Inc.	94	4,765
Under Armour, Inc., Class A*	61	1,247
Under Armour, Inc., Class C*	62	1,176
VF Corp.	107	9,858
		63,168
Tobacco - 1.0%
Altria Group, Inc.	619	36,224
Philip Morris International, Inc.	509	39,646
		75,870
Trading Companies & Distributors - 0.2%
Fastenal Co.	93	5,427
United Rentals, Inc.*	27	4,209
WW Grainger, Inc.	17	6,019
		15,655
Water Utilities - 0.1%
American Water Works Co., Inc.	58	5,077

TOTAL COMMON STOCKS (Cost $5,666,666)		7,577,310

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $21,074 (Cost $21,070)	21,070	21,070

Total Investments - 99.9% (Cost $5,687,736)		7,598,380
Other Assets Less Liabilities - 0.1%		10,867
Net Assets - 100.0%		7,609,247

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.2%
Arconic, Inc.	31	694
Boeing Co. (The)	40	13,712
General Dynamics Corp.	20	3,868
Harris Corp.	9	1,463
Huntington Ingalls Industries, Inc.	3	733
L3 Technologies, Inc.	6	1,282
Lockheed Martin Corp.	18	5,767
Northrop Grumman Corp.	13	3,880
Raytheon Co.	21	4,188
Rockwell Collins, Inc.	12	1,631
Textron, Inc.	19	1,312
TransDigm Group, Inc.*	4	1,400
United Technologies Corp.	54	7,112
		47,042
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	961
Expeditors International of Washington, Inc.	13	953
FedEx Corp.	18	4,391
United Parcel Service, Inc., Class B	50	6,144
		12,449
Airlines - 0.6%
Alaska Air Group, Inc.	9	608
American Airlines Group, Inc.	30	1,214
Delta Air Lines, Inc.	46	2,690
Southwest Airlines Co.	38	2,329
United Continental Holdings, Inc.*	17	1,486
		8,327
Auto Components - 0.2%
Aptiv plc	19	1,672
BorgWarner, Inc.	13	569
Goodyear Tire & Rubber Co. (The)	17	386
		2,627
Automobiles - 0.4%
Ford Motor Co.	282	2,673
General Motors Co.	92	3,317
Harley-Davidson, Inc.	11	469
		6,459
Beverages - 2.0%
Brown-Forman Corp., Class B	19	992
Coca-Cola Co. (The)	277	12,346
Constellation Brands, Inc., Class A	12	2,498
Molson Coors Brewing Co., Class B	13	868
Monster Beverage Corp.*	30	1,827
PepsiCo, Inc.	103	11,537
		30,068
Biotechnology - 3.1%
AbbVie, Inc.	109	10,462
Alexion Pharmaceuticals, Inc.*	16	1,956
Amgen, Inc.	48	9,591
Biogen, Inc.*	15	5,302
Celgene Corp.*	51	4,817
Gilead Sciences, Inc.	93	7,043
Incyte Corp.*	13	961
Regeneron Pharmaceuticals, Inc.*	6	2,440
Vertex Pharmaceuticals, Inc.*	18	3,319
		45,891
Building Products - 0.4%
Allegion plc	7	610
AO Smith Corp.	11	639
Fortune Brands Home & Security, Inc.	11	583
Johnson Controls International plc	67	2,531
Masco Corp.	23	873
		5,236
Chemicals - 2.2%
Air Products & Chemicals, Inc.	16	2,661
Albemarle Corp.	8	764
CF Industries Holdings, Inc.	16	831
DowDuPont, Inc.	167	11,712
Eastman Chemical Co.	10	970
Ecolab, Inc.	19	2,859
FMC Corp.	10	854
International Flavors & Fragrances, Inc.	6	782
LyondellBasell Industries NV, Class A	23	2,594
Mosaic Co. (The)	25	782
PPG Industries, Inc.	18	1,990
Praxair, Inc.	21	3,322
Sherwin-Williams Co. (The)	6	2,733
		32,854
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	1,280
Copart, Inc.*	15	965
Republic Services, Inc.	16	1,174
Stericycle, Inc.*	6	370
Waste Management, Inc.	29	2,636
		6,425
Communications Equipment - 1.4%
Arista Networks, Inc.*	3	897
Cisco Systems, Inc.	340	16,242
F5 Networks, Inc.*	4	756
Juniper Networks, Inc.	25	711
Motorola Solutions, Inc.	12	1,540
		20,146
Construction & Engineering - 0.1%
Fluor Corp.	10	574
Jacobs Engineering Group, Inc.	9	654
Quanta Services, Inc.*	11	381
		1,609
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	994
Vulcan Materials Co.	10	1,108
		2,102
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	631
Ball Corp.	25	1,047
International Paper Co.	30	1,534
Packaging Corp. of America	7	769
Sealed Air Corp.	11	441
WestRock Co.	19	1,047
		5,469
Distributors - 0.1%
Genuine Parts Co.	11	1,098
LKQ Corp.*	22	760
		1,858
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	406

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	526	16,800
CenturyLink, Inc.	71	1,517

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Verizon Communications, Inc.	299	16,257
		34,574
Electric Utilities - 2.1%
Alliant Energy Corp.	16	685
American Electric Power Co., Inc.	36	2,582
Duke Energy Corp.	51	4,143
Edison International	24	1,578
Entergy Corp.	13	1,087
Evergy, Inc.	20	1,141
Eversource Energy	23	1,436
Exelon Corp.	70	3,060
FirstEnergy Corp.	33	1,234
NextEra Energy, Inc.	34	5,783
PG&E Corp.	36	1,662
Pinnacle West Capital Corp.	8	628
PPL Corp.	51	1,517
Southern Co. (The)	72	3,152
Xcel Energy, Inc.	36	1,730
		31,418
Electrical Equipment - 0.6%
AMETEK, Inc.	17	1,308
Eaton Corp. plc	32	2,660
Emerson Electric Co.	46	3,530
Rockwell Automation, Inc.	9	1,629
		9,127
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	2,081
Corning, Inc.	60	2,011
FLIR Systems, Inc.	10	627
IPG Photonics Corp.*	3	526
TE Connectivity Ltd.	25	2,292
		7,537
Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	30	989
Halliburton Co.	64	2,553
Helmerich & Payne, Inc.	8	525
National Oilwell Varco, Inc.	27	1,271
Schlumberger Ltd.	100	6,316
TechnipFMC plc	31	949
		12,603
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	32	7,460
Kroger Co. (The)	59	1,858
Sysco Corp.	35	2,619
Walgreens Boots Alliance, Inc.	62	4,251
Walmart, Inc.	104	9,969
		26,157
Food Products - 1.3%
Archer-Daniels-Midland Co.	40	2,016
Campbell Soup Co.	14	552
Conagra Brands, Inc.	29	1,066
General Mills, Inc.	42	1,932
Hershey Co. (The)	10	1,005
Hormel Foods Corp.	20	783
JM Smucker Co. (The)	8	827
Kellogg Co.	18	1,292
Kraft Heinz Co. (The)	43	2,506
McCormick & Co., Inc. (Non-Voting)	9	1,124
Mondelez International, Inc., Class A	107	4,571
Tyson Foods, Inc., Class A	22	1,382
		19,056
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	126	8,422
ABIOMED, Inc.*	3	1,220
Align Technology, Inc.*	5	1,933
Baxter International, Inc.	36	2,677
Becton Dickinson and Co.	19	4,976
Boston Scientific Corp.*	100	3,556
Cooper Cos., Inc. (The)	4	1,023
Danaher Corp.	45	4,659
DENTSPLY SIRONA, Inc.	16	639
Edwards Lifesciences Corp.*	15	2,164
Hologic, Inc.*	20	795
IDEXX Laboratories, Inc.*	6	1,524
Intuitive Surgical, Inc.*	8	4,480
Medtronic plc	98	9,448
ResMed, Inc.	10	1,114
Stryker Corp.	23	3,897
Varian Medical Systems, Inc.*	7	784
Zimmer Biomet Holdings, Inc.	15	1,854
		55,165
Health Care Providers & Services - 3.9%
Aetna, Inc.	24	4,807
AmerisourceBergen Corp.	12	1,080
Anthem, Inc.	19	5,030
Cardinal Health, Inc.	23	1,200
Centene Corp.*	15	2,197
Cigna Corp.	18	3,390
CVS Health Corp.	74	5,568
DaVita, Inc.*	10	693
Envision Healthcare Corp.*	8	363
Express Scripts Holding Co.*	41	3,609
HCA Healthcare, Inc.	20	2,682
Henry Schein, Inc.*	11	854
Humana, Inc.	10	3,333
Laboratory Corp. of America Holdings*	7	1,210
McKesson Corp.	15	1,931
Quest Diagnostics, Inc.	10	1,100
UnitedHealth Group, Inc.	70	18,792
Universal Health Services, Inc., Class B	6	781
		58,620
Health Care Technology - 0.1%
Cerner Corp.*	23	1,498

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	29	1,783
Chipotle Mexican Grill, Inc.*	2	950
Darden Restaurants, Inc.	9	1,044
Hilton Worldwide Holdings, Inc.	20	1,553
Marriott International, Inc., Class A	22	2,782
McDonald’s Corp.	57	9,247
MGM Resorts International	36	1,044
Norwegian Cruise Line Holdings Ltd.*	15	804
Royal Caribbean Cruises Ltd.	12	1,471
Starbucks Corp.	100	5,345
Wynn Resorts Ltd.	6	890
Yum! Brands, Inc.	23	1,999
		28,912
Household Durables - 0.4%
DR Horton, Inc.	25	1,113
Garmin Ltd.	8	545
Leggett & Platt, Inc.	9	409
Lennar Corp., Class A	20	1,033
Mohawk Industries, Inc.*	5	958
Newell Brands, Inc.	35	760
PulteGroup, Inc.	19	531

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Whirlpool Corp.	5	625
		5,974
Household Products - 1.6%
Church & Dwight Co., Inc.	18	1,018
Clorox Co. (The)	9	1,305
Colgate-Palmolive Co.	63	4,184
Kimberly-Clark Corp.	25	2,889
Procter & Gamble Co. (The)	181	15,014
		24,410
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	48	646
NRG Energy, Inc.	22	779
		1,425
Industrial Conglomerates - 1.9%
3M Co.	43	9,070
General Electric Co.	629	8,139
Honeywell International, Inc.	54	8,589
Roper Technologies, Inc.	7	2,089
		27,887
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc.*	29	58,369
Booking Holdings, Inc.*	3	5,855
Expedia Group, Inc.	9	1,174
Netflix, Inc.*	32	11,766
TripAdvisor, Inc.*	8	434
		77,598
Internet Software & Services - 6.0%
Akamai Technologies, Inc.*	12	902
Alphabet, Inc., Class A*	22	27,099
Alphabet, Inc., Class C*	22	26,800
eBay, Inc.*	67	2,319
Facebook, Inc., Class A*	173	30,401
Twitter, Inc.*	48	1,689
VeriSign, Inc.*	7	1,110
		90,320
IT Services - 5.5%
Accenture plc, Class A	47	7,946
Alliance Data Systems Corp.	3	716
Automatic Data Processing, Inc.	32	4,696
Broadridge Financial Solutions, Inc.	9	1,216
Cognizant Technology Solutions Corp., Class A	43	3,372
DXC Technology Co.	21	1,913
Fidelity National Information Services, Inc.	24	2,596
Fiserv, Inc.*	30	2,402
FleetCor Technologies, Inc.*	7	1,496
Gartner, Inc.*	7	1,048
Global Payments, Inc.	12	1,495
International Business Machines Corp.	62	9,082
Mastercard, Inc., Class A	67	14,443
Paychex, Inc.	23	1,685
PayPal Holdings, Inc.*	81	7,479
Total System Services, Inc.	12	1,166
Visa, Inc., Class A	129	18,949
Western Union Co. (The)	33	624
		82,324
Leisure Products - 0.1%
Hasbro, Inc.	8	794
Mattel, Inc.*	25	386
		1,180
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	23	1,553
Illumina, Inc.*	11	3,903
IQVIA Holdings, Inc.*	10	1,271
Mettler-Toledo International, Inc.*	2	1,169
PerkinElmer, Inc.	8	740
Thermo Fisher Scientific, Inc.	29	6,934
Waters Corp.*	6	1,137
		16,707
Machinery - 1.8%
Caterpillar, Inc.	43	5,970
Cummins, Inc.	11	1,560
Deere & Co.	24	3,451
Dover Corp.	11	945
Flowserve Corp.	9	469
Fortive Corp.	22	1,848
Illinois Tool Works, Inc.	22	3,055
Ingersoll-Rand plc	18	1,823
PACCAR, Inc.	26	1,779
Parker-Hannifin Corp.	10	1,756
Pentair plc	11	478
Snap-on, Inc.	4	707
Stanley Black & Decker, Inc.	11	1,546
Xylem, Inc.	13	987
		26,374
Media - 2.6%
CBS Corp. (Non-Voting), Class B	25	1,326
Charter Communications, Inc., Class A*	13	4,035
Comcast Corp., Class A	332	12,281
Discovery, Inc., Class A*	11	306
Discovery, Inc., Class C*	25	641
DISH Network Corp., Class A*	17	601
Interpublic Group of Cos., Inc. (The)	28	654
News Corp., Class A	28	366
News Corp., Class B	9	122
Omnicom Group, Inc.	16	1,109
Twenty-First Century Fox, Inc., Class A	75	3,405
Twenty-First Century Fox, Inc., Class B	31	1,392
Viacom, Inc., Class B	26	761
Walt Disney Co. (The)	107	11,986
		38,985
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	98	1,377
Newmont Mining Corp.	39	1,210
Nucor Corp.	23	1,438
		4,025
Multiline Retail - 0.6%
Dollar General Corp.	18	1,939
Dollar Tree, Inc.*	17	1,369
Kohl’s Corp.	12	949
Macy’s, Inc.	22	804
Nordstrom, Inc.	9	566
Target Corp.	39	3,412
		9,039
Multi-Utilities - 1.1%
Ameren Corp.	18	1,138
CenterPoint Energy, Inc.	31	862
CMS Energy Corp.	20	985
Consolidated Edison, Inc.	23	1,815
Dominion Energy, Inc.	47	3,326
DTE Energy Co.	13	1,445
NiSource, Inc.	24	650
Public Service Enterprise Group, Inc.	37	1,937

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
SCANA Corp.	10	383
Sempra Energy	19	2,206
WEC Energy Group, Inc.	23	1,554
		16,301
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	37	2,383
Andeavor	10	1,528
Apache Corp.	27	1,184
Cabot Oil & Gas Corp.	33	786
Chevron Corp.	138	16,348
Cimarex Energy Co.	7	591
Concho Resources, Inc.*	14	1,920
ConocoPhillips	84	6,168
Devon Energy Corp.	37	1,588
EOG Resources, Inc.	42	4,966
EQT Corp.	18	918
Exxon Mobil Corp.	307	24,612
Hess Corp.	19	1,280
HollyFrontier Corp.	13	969
Kinder Morgan, Inc.	137	2,425
Marathon Oil Corp.	62	1,334
Marathon Petroleum Corp.	34	2,798
Newfield Exploration Co.*	14	382
Noble Energy, Inc.	35	1,040
Occidental Petroleum Corp.	56	4,473
ONEOK, Inc.	30	1,977
Phillips 66	30	3,555
Pioneer Natural Resources Co.	12	2,096
Valero Energy Corp.	31	3,654
Williams Cos., Inc. (The)	86	2,545
		91,520
Personal Products - 0.2%
Coty, Inc., Class A	34	420
Estee Lauder Cos., Inc. (The), Class A	16	2,242
		2,662
Pharmaceuticals - 5.5%
Allergan plc	25	4,793
Bristol-Myers Squibb Co.	118	7,145
Eli Lilly & Co.	69	7,290
Johnson & Johnson	194	26,130
Merck & Co., Inc.	195	13,375
Mylan NV*	37	1,448
Nektar Therapeutics*	12	798
Perrigo Co. plc	9	688
Pfizer, Inc.	424	17,604
Zoetis, Inc.	35	3,171
		82,442
Professional Services - 0.4%
Equifax, Inc.	9	1,206
IHS Markit Ltd.*	26	1,430
Nielsen Holdings plc	24	624
Robert Half International, Inc.	9	703
Verisk Analytics, Inc.*	11	1,310
		5,273
Road & Rail - 1.2%
CSX Corp.	64	4,746
JB Hunt Transport Services, Inc.	6	724
Kansas City Southern	7	812
Norfolk Southern Corp.	21	3,651
Union Pacific Corp.	56	8,435
		18,368
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	60	1,510
Analog Devices, Inc.	27	2,669
Applied Materials, Inc.	73	3,140
Broadcom, Inc.	29	6,352
Intel Corp.	337	16,321
KLA-Tencor Corp.	11	1,278
Lam Research Corp.	12	2,077
Microchip Technology, Inc.	17	1,463
Micron Technology, Inc.*	83	4,359
NVIDIA Corp.	44	12,350
Qorvo, Inc.*	9	721
QUALCOMM, Inc.	107	7,352
Skyworks Solutions, Inc.	13	1,187
Texas Instruments, Inc.	71	7,980
Xilinx, Inc.	18	1,401
		70,160
Software - 7.5%
Activision Blizzard, Inc.	55	3,966
Adobe Systems, Inc.*	36	9,486
ANSYS, Inc.*	6	1,116
Autodesk, Inc.*	16	2,470
CA, Inc.	23	1,007
Cadence Design Systems, Inc.*	19	894
Citrix Systems, Inc.*	9	1,026
Electronic Arts, Inc.*	22	2,495
Intuit, Inc.	18	3,950
Microsoft Corp.	556	62,455
Oracle Corp.	216	10,493
Red Hat, Inc.*	13	1,921
salesforce.com, Inc.*	51	7,787
Symantec Corp.	45	907
Synopsys, Inc.*	11	1,124
Take-Two Interactive Software, Inc.*	8	1,068
		112,165
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	5	820
AutoZone, Inc.*	2	1,534
Best Buy Co., Inc.	18	1,432
CarMax, Inc.*	13	1,015
Foot Locker, Inc.	9	444
Gap, Inc. (The)	16	486
Home Depot, Inc. (The)	84	16,865
L Brands, Inc.	18	476
Lowe’s Cos., Inc.	60	6,525
O’Reilly Automotive, Inc.*	6	2,012
Ross Stores, Inc.	27	2,586
Tiffany & Co.	7	858
TJX Cos., Inc. (The)	46	5,059
Tractor Supply Co.	9	794
Ulta Beauty, Inc.*	4	1,040
		41,946
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	356	81,036
Hewlett Packard Enterprise Co.	110	1,818
HP, Inc.	118	2,909
NetApp, Inc.	19	1,650
Seagate Technology plc	21	1,124
Western Digital Corp.	22	1,391
Xerox Corp.	16	446
		90,374
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	26	456
Michael Kors Holdings Ltd.*	11	799
NIKE, Inc., Class B	92	7,562
PVH Corp.	6	859
Ralph Lauren Corp.	4	531
Tapestry, Inc.	20	1,014
Under Armour, Inc., Class A*	13	266

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Under Armour, Inc., Class C*	14	266
VF Corp.	24	2,211
		13,964
Tobacco - 1.1%
Altria Group, Inc.	136	7,959
Philip Morris International, Inc.	112	8,723
		16,682
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,226
United Rentals, Inc.*	6	935
WW Grainger, Inc.	4	1,416
		3,577
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,138

TOTAL COMMON STOCKS (Cost $1,333,339)		1,486,455

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $4,374 (Cost $4,374)	4,374	4,374

Total Investments - 99.8% (Cost $1,337,713)		1,490,829
Other Assets Less Liabilities - 0.2%		2,593
Net Assets - 100.0%		1,493,422

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.1%
Arconic, Inc.	32	716
Boeing Co. (The)	39	13,369
General Dynamics Corp.	20	3,868
Harris Corp.	9	1,463
Huntington Ingalls Industries, Inc.	3	734
L3 Technologies, Inc.	6	1,282
Lockheed Martin Corp.	18	5,767
Northrop Grumman Corp.	13	3,880
Raytheon Co.	21	4,188
Rockwell Collins, Inc.	12	1,631
Textron, Inc.	18	1,243
TransDigm Group, Inc.*	4	1,400
United Technologies Corp.	54	7,112
		46,653
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	961
Expeditors International of Washington, Inc.	13	953
FedEx Corp.	18	4,391
United Parcel Service, Inc., Class B	50	6,144
		12,449
Airlines - 0.6%
Alaska Air Group, Inc.	9	608
American Airlines Group, Inc.	30	1,214
Delta Air Lines, Inc.	46	2,690
Southwest Airlines Co.	38	2,329
United Continental Holdings, Inc.*	17	1,486
		8,327
Auto Components - 0.2%
Aptiv plc	19	1,672
BorgWarner, Inc.	14	613
Goodyear Tire & Rubber Co. (The)	18	408
		2,693
Automobiles - 0.4%
Ford Motor Co.	282	2,673
General Motors Co.	92	3,317
Harley-Davidson, Inc.	12	511
		6,501
Banks - 7.2%
Bank of America Corp.	678	20,971
BB&T Corp.	55	2,841
Citigroup, Inc.	182	12,966
Citizens Financial Group, Inc.	34	1,399
Comerica, Inc.	12	1,170
Fifth Third Bancorp	50	1,472
Huntington Bancshares, Inc.	81	1,313
JPMorgan Chase & Co.	245	28,072
KeyCorp	77	1,622
M&T Bank Corp.	10	1,772
People’s United Financial, Inc.	26	481
PNC Financial Services Group, Inc. (The)	34	4,880
Regions Financial Corp.	82	1,596
SunTrust Banks, Inc.	33	2,428
SVB Financial Group*	4	1,291
US Bancorp	111	6,006
Wells Fargo & Co.	315	18,421
Zions Bancorp	14	746
		109,447
Beverages - 2.0%
Brown-Forman Corp., Class B	19	992
Coca-Cola Co. (The)	276	12,301
Constellation Brands, Inc., Class A	12	2,498
Molson Coors Brewing Co., Class B	13	868
Monster Beverage Corp.*	30	1,827
PepsiCo, Inc.	102	11,425
		29,911
Building Products - 0.3%
Allegion plc	7	610
AO Smith Corp.	10	581
Fortune Brands Home & Security, Inc.	10	530
Johnson Controls International plc	67	2,531
Masco Corp.	22	835
		5,087
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	4	584
Ameriprise Financial, Inc.	10	1,420
Bank of New York Mellon Corp. (The)	72	3,755
BlackRock, Inc.	9	4,312
Cboe Global Markets, Inc.	8	806
Charles Schwab Corp. (The)	85	4,317
CME Group, Inc.	25	4,368
E*TRADE Financial Corp.*	19	1,118
Franklin Resources, Inc.	24	762
Goldman Sachs Group, Inc. (The)	25	5,945
Intercontinental Exchange, Inc.	42	3,202
Invesco Ltd.	31	747
Jefferies Financial Services, Inc.	23	534
Moody’s Corp.	12	2,136
Morgan Stanley	97	4,736
MSCI, Inc.	6	1,082
Nasdaq, Inc.	8	764
Northern Trust Corp.	15	1,612
Raymond James Financial, Inc.	9	837
S&P Global, Inc.	18	3,727
State Street Corp.	26	2,260
T. Rowe Price Group, Inc.	17	1,970
		50,994
Chemicals - 2.2%
Air Products & Chemicals, Inc.	16	2,661
Albemarle Corp.	8	764
CF Industries Holdings, Inc.	17	883
DowDuPont, Inc.	166	11,642
Eastman Chemical Co.	10	970
Ecolab, Inc.	19	2,859
FMC Corp.	10	854
International Flavors & Fragrances, Inc.	6	782
LyondellBasell Industries NV, Class A	23	2,594
Mosaic Co. (The)	26	813
PPG Industries, Inc.	18	1,990
Praxair, Inc.	21	3,322
Sherwin-Williams Co. (The)	6	2,733
		32,867
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	1,280
Copart, Inc.*	14	901
Republic Services, Inc.	16	1,174
Stericycle, Inc.*	6	370

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Waste Management, Inc.	29	2,636
		6,361
Communications Equipment - 1.3%
Arista Networks, Inc.*	3	897
Cisco Systems, Inc.	338	16,146
F5 Networks, Inc.*	4	757
Juniper Networks, Inc.	26	739
Motorola Solutions, Inc.	12	1,540
		20,079
Construction & Engineering - 0.1%
Fluor Corp.	10	574
Jacobs Engineering Group, Inc.	9	654
Quanta Services, Inc.*	11	381
		1,609
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	994
Vulcan Materials Co.	10	1,108
		2,102
Consumer Finance - 0.8%
American Express Co.	51	5,405
Capital One Financial Corp.	35	3,468
Discover Financial Services	25	1,953
Synchrony Financial	52	1,647
		12,473
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	631
Ball Corp.	25	1,047
International Paper Co.	30	1,534
Packaging Corp. of America	7	769
Sealed Air Corp.	12	481
WestRock Co.	18	992
		5,454
Distributors - 0.1%
Genuine Parts Co.	11	1,098
LKQ Corp.*	23	794
		1,892
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	16	433

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	137	28,595

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	522	16,673
CenturyLink, Inc.	72	1,538
Verizon Communications, Inc.	297	16,148
		34,359
Electric Utilities - 2.1%
Alliant Energy Corp.	16	685
American Electric Power Co., Inc.	35	2,511
Duke Energy Corp.	50	4,062
Edison International	23	1,512
Entergy Corp.	13	1,087
Evergy, Inc.	20	1,141
Eversource Energy	23	1,436
Exelon Corp.	68	2,972
FirstEnergy Corp.	32	1,196
NextEra Energy, Inc.	34	5,783
PG&E Corp.	36	1,663
Pinnacle West Capital Corp.	8	628
PPL Corp.	51	1,517
Southern Co. (The)	72	3,152
Xcel Energy, Inc.	36	1,730
		31,075
Electrical Equipment - 0.6%
AMETEK, Inc.	17	1,308
Eaton Corp. plc	31	2,577
Emerson Electric Co.	45	3,453
Rockwell Automation, Inc.	9	1,629
		8,967
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	2,081
Corning, Inc.	61	2,044
FLIR Systems, Inc.	10	627
IPG Photonics Corp.*	3	527
TE Connectivity Ltd.	25	2,292
		7,571
Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	31	1,022
Halliburton Co.	62	2,473
Helmerich & Payne, Inc.	8	525
National Oilwell Varco, Inc.	26	1,224
Schlumberger Ltd.	99	6,253
TechnipFMC plc	32	980
		12,477
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	7	898
American Tower Corp.	32	4,772
Apartment Investment & Management Co., Class A	10	438
AvalonBay Communities, Inc.	10	1,833
Boston Properties, Inc.	11	1,435
Crown Castle International Corp.	30	3,421
Digital Realty Trust, Inc.	15	1,864
Duke Realty Corp.	27	769
Equinix, Inc.	6	2,617
Equity Residential	26	1,762
Essex Property Trust, Inc.	5	1,231
Extra Space Storage, Inc.	9	830
Federal Realty Investment Trust	5	653
HCP, Inc.	35	946
Host Hotels & Resorts, Inc.	54	1,163
Iron Mountain, Inc.	20	722
Kimco Realty Corp.	32	548
Macerich Co. (The)	8	470
Mid-America Apartment Communities, Inc.	8	829
Prologis, Inc.	45	3,023
Public Storage	11	2,338
Realty Income Corp.	20	1,171
Regency Centers Corp.	11	726
SBA Communications Corp.*	8	1,242
Simon Property Group, Inc.	22	4,027
SL Green Realty Corp.	6	626
UDR, Inc.	19	759
Ventas, Inc.	26	1,557
Vornado Realty Trust	12	924
Welltower, Inc.	27	1,801
Weyerhaeuser Co.	55	1,909
		47,304
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	32	7,460
Kroger Co. (The)	59	1,859
Sysco Corp.	34	2,544
Walgreens Boots Alliance, Inc.	61	4,182
Walmart, Inc.	104	9,969
		26,014

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Food Products - 1.2%
Archer-Daniels-Midland Co.	39	1,966
Campbell Soup Co.	13	513
Conagra Brands, Inc.	28	1,029
General Mills, Inc.	42	1,932
Hershey Co. (The)	10	1,005
Hormel Foods Corp.	18	705
JM Smucker Co. (The)	8	827
Kellogg Co.	18	1,292
Kraft Heinz Co. (The)	43	2,506
McCormick & Co., Inc. (Non-Voting)	9	1,124
Mondelez International, Inc., Class A	106	4,528
Tyson Foods, Inc., Class A	21	1,319
		18,746
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	29	1,783
Chipotle Mexican Grill, Inc.*	2	950
Darden Restaurants, Inc.	9	1,044
Hilton Worldwide Holdings, Inc.	20	1,552
Marriott International, Inc., Class A	21	2,656
McDonald’s Corp.	56	9,085
MGM Resorts International	37	1,073
Norwegian Cruise Line Holdings Ltd.*	15	804
Royal Caribbean Cruises Ltd.	12	1,471
Starbucks Corp.	98	5,238
Wynn Resorts Ltd.	6	890
Yum! Brands, Inc.	23	1,999
		28,545
Household Durables - 0.4%
DR Horton, Inc.	24	1,068
Garmin Ltd.	8	545
Leggett & Platt, Inc.	9	409
Lennar Corp., Class A	20	1,033
Mohawk Industries, Inc.*	5	958
Newell Brands, Inc.	36	782
PulteGroup, Inc.	20	559
Whirlpool Corp.	5	625
		5,979
Household Products - 1.6%
Church & Dwight Co., Inc.	18	1,018
Clorox Co. (The)	9	1,305
Colgate-Palmolive Co.	63	4,184
Kimberly-Clark Corp.	25	2,889
Procter & Gamble Co. (The)	180	14,931
		24,327
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	49	659
NRG Energy, Inc.	22	779
		1,438
Industrial Conglomerates - 1.8%
3M Co.	43	9,070
General Electric Co.	626	8,100
Honeywell International, Inc.	54	8,589
Roper Technologies, Inc.	7	2,089
		27,848
Insurance - 2.7%
Aflac, Inc.	55	2,543
Allstate Corp. (The)	25	2,514
American International Group, Inc.	64	3,403
Aon plc	18	2,620
Arthur J Gallagher & Co.	13	938
Assurant, Inc.	4	411
Brighthouse Financial, Inc.*	7	291
Chubb Ltd.	34	4,598
Cincinnati Financial Corp.	11	843
Everest Re Group Ltd.	3	669
Hartford Financial Services Group, Inc. (The)	26	1,310
Lincoln National Corp.	16	1,049
Loews Corp.	19	956
Marsh & McLennan Cos., Inc.	37	3,131
MetLife, Inc.	72	3,304
Principal Financial Group, Inc.	19	1,049
Progressive Corp. (The)	42	2,836
Prudential Financial, Inc.	30	2,948
Torchmark Corp.	8	703
Travelers Cos., Inc. (The)	19	2,500
Unum Group	15	553
Willis Towers Watson plc	9	1,326
XL Group Ltd.	19	1,091
		41,586
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	29	58,369
Booking Holdings, Inc.*	3	5,855
Expedia Group, Inc.	9	1,174
Netflix, Inc.*	31	11,398
TripAdvisor, Inc.*	8	434
		77,230
Internet Software & Services - 5.9%
Akamai Technologies, Inc.*	12	902
Alphabet, Inc., Class A*	21	25,868
Alphabet, Inc., Class C*	22	26,800
eBay, Inc.*	68	2,353
Facebook, Inc., Class A*	172	30,226
Twitter, Inc.*	47	1,653
VeriSign, Inc.*	7	1,110
		88,912
IT Services - 5.3%
Accenture plc, Class A	46	7,777
Alliance Data Systems Corp.	3	716
Automatic Data Processing, Inc.	32	4,696
Broadridge Financial Solutions, Inc.	8	1,081
Cognizant Technology Solutions Corp., Class A	42	3,294
DXC Technology Co.	20	1,822
Fidelity National Information Services, Inc.	24	2,596
Fiserv, Inc.*	29	2,322
FleetCor Technologies, Inc.*	6	1,283
Gartner, Inc.*	7	1,048
Global Payments, Inc.	11	1,370
International Business Machines Corp.	61	8,935
Mastercard, Inc., Class A	66	14,227
Paychex, Inc.	23	1,685
PayPal Holdings, Inc.*	80	7,386
Total System Services, Inc.	12	1,166
Visa, Inc., Class A	128	18,802
Western Union Co. (The)	34	643
		80,849
Leisure Products - 0.1%
Hasbro, Inc.	8	795
Mattel, Inc.*	26	401
		1,196

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Machinery - 1.7%
Caterpillar, Inc.	43	5,970
Cummins, Inc.	11	1,560
Deere & Co.	23	3,307
Dover Corp.	11	945
Flowserve Corp.	8	417
Fortive Corp.	22	1,848
Illinois Tool Works, Inc.	22	3,055
Ingersoll-Rand plc	18	1,823
PACCAR, Inc.	25	1,710
Parker-Hannifin Corp.	10	1,756
Pentair plc	12	522
Snap-on, Inc.	4	707
Stanley Black & Decker, Inc.	11	1,546
Xylem, Inc.	13	987
		26,153
Media - 2.6%
CBS Corp. (Non-Voting), Class B	25	1,325
Charter Communications, Inc., Class A*	13	4,035
Comcast Corp., Class A	330	12,207
Discovery, Inc., Class A*	12	334
Discovery, Inc., Class C*	26	667
DISH Network Corp., Class A*	16	566
Interpublic Group of Cos., Inc. (The)	29	677
News Corp., Class A	29	379
News Corp., Class B	8	109
Omnicom Group, Inc.	16	1,109
Twenty-First Century Fox, Inc., Class A	75	3,405
Twenty-First Century Fox, Inc., Class B	31	1,392
Viacom, Inc., Class B	26	761
Walt Disney Co. (The)	107	11,986
		38,952
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	98	1,377
Newmont Mining Corp.	39	1,210
Nucor Corp.	23	1,438
		4,025
Multiline Retail - 0.6%
Dollar General Corp.	18	1,939
Dollar Tree, Inc.*	17	1,369
Kohl’s Corp.	12	949
Macy’s, Inc.	22	804
Nordstrom, Inc.	8	503
Target Corp.	38	3,325
		8,889
Multi-Utilities - 1.1%
Ameren Corp.	18	1,138
CenterPoint Energy, Inc.	32	889
CMS Energy Corp.	20	985
Consolidated Edison, Inc.	22	1,736
Dominion Energy, Inc.	47	3,326
DTE Energy Co.	13	1,445
NiSource, Inc.	25	677
Public Service Enterprise Group, Inc.	36	1,885
SCANA Corp.	9	345
Sempra Energy	19	2,206
WEC Energy Group, Inc.	23	1,554
		16,186
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	37	2,383
Andeavor	10	1,528
Apache Corp.	26	1,140
Cabot Oil & Gas Corp.	33	786
Chevron Corp.	137	16,229
Cimarex Energy Co.	7	591
Concho Resources, Inc.*	14	1,920
ConocoPhillips	84	6,168
Devon Energy Corp.	37	1,588
EOG Resources, Inc.	42	4,966
EQT Corp.	18	918
Exxon Mobil Corp.	305	24,452
Hess Corp.	19	1,280
HollyFrontier Corp.	13	969
Kinder Morgan, Inc.	137	2,425
Marathon Oil Corp.	62	1,334
Marathon Petroleum Corp.	33	2,716
Newfield Exploration Co.*	15	409
Noble Energy, Inc.	36	1,070
Occidental Petroleum Corp.	55	4,393
ONEOK, Inc.	30	1,977
Phillips 66	30	3,555
Pioneer Natural Resources Co.	12	2,096
Valero Energy Corp.	31	3,654
Williams Cos., Inc. (The)	86	2,545
		91,092
Personal Products - 0.2%
Coty, Inc., Class A	35	433
Estee Lauder Cos., Inc. (The), Class A	16	2,242
		2,675
Professional Services - 0.4%
Equifax, Inc.	9	1,206
IHS Markit Ltd.*	26	1,430
Nielsen Holdings plc	25	650
Robert Half International, Inc.	9	703
Verisk Analytics, Inc.*	11	1,310
		5,299
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	22	1,074

Road & Rail - 1.2%
CSX Corp.	63	4,672
JB Hunt Transport Services, Inc.	6	724
Kansas City Southern	7	812
Norfolk Southern Corp.	20	3,477
Union Pacific Corp.	56	8,435
		18,120
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc.*	60	1,510
Analog Devices, Inc.	27	2,669
Applied Materials, Inc.	72	3,097
Broadcom, Inc.	29	6,352
Intel Corp.	335	16,224
KLA-Tencor Corp.	11	1,278
Lam Research Corp.	12	2,077
Microchip Technology, Inc.	17	1,463
Micron Technology, Inc.*	82	4,307
NVIDIA Corp.	44	12,350
Qorvo, Inc.*	9	721
QUALCOMM, Inc.	106	7,283
Skyworks Solutions, Inc.	13	1,187
Texas Instruments, Inc.	70	7,868

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Xilinx, Inc.	18	1,401
		69,787
Software - 7.4%
Activision Blizzard, Inc.	55	3,966
Adobe Systems, Inc.*	35	9,223
ANSYS, Inc.*	6	1,116
Autodesk, Inc.*	16	2,470
CA, Inc.	22	964
Cadence Design Systems, Inc.*	20	941
Citrix Systems, Inc.*	9	1,026
Electronic Arts, Inc.*	22	2,495
Intuit, Inc.	18	3,950
Microsoft Corp.	553	62,118
Oracle Corp.	214	10,396
Red Hat, Inc.*	13	1,920
salesforce.com, Inc.*	51	7,787
Symantec Corp.	46	927
Synopsys, Inc.*	11	1,124
Take-Two Interactive Software, Inc.*	8	1,068
		111,491
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	5	820
AutoZone, Inc.*	2	1,534
Best Buy Co., Inc.	18	1,432
CarMax, Inc.*	13	1,015
Foot Locker, Inc.	8	394
Gap, Inc. (The)	17	516
Home Depot, Inc. (The)	83	16,664
L Brands, Inc.	18	476
Lowe’s Cos., Inc.	59	6,416
O’Reilly Automotive, Inc.*	6	2,012
Ross Stores, Inc.	27	2,586
Tiffany & Co.	7	859
TJX Cos., Inc. (The)	45	4,949
Tractor Supply Co.	9	794
Ulta Beauty, Inc.*	4	1,040
		41,507
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	353	80,354
Hewlett Packard Enterprise Co.	111	1,835
HP, Inc.	118	2,909
NetApp, Inc.	19	1,649
Seagate Technology plc	21	1,124
Western Digital Corp.	22	1,391
Xerox Corp.	16	446
		89,708
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	27	474
Michael Kors Holdings Ltd.*	11	799
NIKE, Inc., Class B	92	7,562
PVH Corp.	6	859
Ralph Lauren Corp.	4	531
Tapestry, Inc.	21	1,064
Under Armour, Inc., Class A*	14	286
Under Armour, Inc., Class C*	15	285
VF Corp.	24	2,211
		14,071
Tobacco - 1.1%
Altria Group, Inc.	135	7,900
Philip Morris International, Inc.	112	8,724
		16,624
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,226
United Rentals, Inc.*	6	935
WW Grainger, Inc.	4	1,416
		3,577
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,138

TOTAL COMMON STOCKS (Cost $1,362,076)		1,508,718

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%

Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $5,350 (Cost $5,349)	5,349	5,349

Total Investments - 100.0% (Cost $1,367,425)		1,514,067
Other Assets Less Liabilities - 0.0%(a)		463
Net Assets - 100.0%		1,514,530

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.6%
Arconic, Inc.	67	1,500
Boeing Co. (The)	85	29,137
General Dynamics Corp.	43	8,316
Harris Corp.	18	2,925
Huntington Ingalls Industries, Inc.	7	1,711
L3 Technologies, Inc.	12	2,565
Lockheed Martin Corp.	39	12,496
Northrop Grumman Corp.	27	8,059
Raytheon Co.	45	8,975
Rockwell Collins, Inc.	26	3,535
Textron, Inc.	40	2,761
TransDigm Group, Inc.*	8	2,800
United Technologies Corp.	116	15,277
		100,057
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	22	2,114
Expeditors International of Washington, Inc.	27	1,979
FedEx Corp.	38	9,270
United Parcel Service, Inc., Class B	107	13,148
		26,511
Airlines - 0.7%
Alaska Air Group, Inc.	19	1,282
American Airlines Group, Inc.	65	2,631
Delta Air Lines, Inc.	100	5,848
Southwest Airlines Co.	82	5,027
United Continental Holdings, Inc.*	37	3,235
		18,023
Auto Components - 0.2%
Aptiv plc	41	3,608
BorgWarner, Inc.	31	1,357
Goodyear Tire & Rubber Co. (The)	38	862
		5,827
Automobiles - 0.5%
Ford Motor Co.	611	5,792
General Motors Co.	198	7,138
Harley-Davidson, Inc.	26	1,108
		14,038
Banks - 8.6%
Bank of America Corp.	1,467	45,374
BB&T Corp.	121	6,251
Citigroup, Inc.	396	28,211
Citizens Financial Group, Inc.	75	3,087
Comerica, Inc.	27	2,632
Fifth Third Bancorp	108	3,178
Huntington Bancshares, Inc.	172	2,788
JPMorgan Chase & Co.	529	60,613
KeyCorp	165	3,477
M&T Bank Corp.	23	4,074
People’s United Financial, Inc.	55	1,018
PNC Financial Services Group, Inc. (The)	73	10,478
Regions Financial Corp.	175	3,406
SunTrust Banks, Inc.	72	5,296
SVB Financial Group*	8	2,582
US Bancorp	243	13,149
Wells Fargo & Co.	683	39,942
Zions Bancorp	31	1,652
		237,208
Beverages - 2.3%
Brown-Forman Corp., Class B	40	2,089
Coca-Cola Co. (The)	596	26,564
Constellation Brands, Inc., Class A	26	5,413
Molson Coors Brewing Co., Class B	29	1,935
Monster Beverage Corp.*	63	3,836
PepsiCo, Inc.	221	24,754
		64,591
Biotechnology - 3.6%
AbbVie, Inc.	236	22,651
Alexion Pharmaceuticals, Inc.*	35	4,278
Amgen, Inc.	104	20,780
Biogen, Inc.*	33	11,665
Celgene Corp.*	109	10,295
Gilead Sciences, Inc.	202	15,298
Incyte Corp.*	27	1,996
Regeneron Pharmaceuticals, Inc.*	12	4,881
Vertex Pharmaceuticals, Inc.*	40	7,376
		99,220
Building Products - 0.4%
Allegion plc	15	1,308
AO Smith Corp.	23	1,336
Fortune Brands Home & Security, Inc.	23	1,218
Johnson Controls International plc	145	5,477
Masco Corp.	48	1,823
		11,162
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	8	1,169
Ameriprise Financial, Inc.	23	3,265
Bank of New York Mellon Corp. (The)	157	8,187
BlackRock, Inc.	19	9,102
Cboe Global Markets, Inc.	18	1,814
Charles Schwab Corp. (The)	187	9,498
CME Group, Inc.	53	9,261
E*TRADE Financial Corp.*	41	2,413
Franklin Resources, Inc.	51	1,619
Goldman Sachs Group, Inc. (The)	55	13,079
Intercontinental Exchange, Inc.	90	6,861
Invesco Ltd.	65	1,566
Jefferies Financial Services, Inc.	48	1,115
Moody’s Corp.	26	4,628
Morgan Stanley	212	10,352
MSCI, Inc.	14	2,524
Nasdaq, Inc.	18	1,718
Northern Trust Corp.	33	3,546
Raymond James Financial, Inc.	20	1,861
S&P Global, Inc.	39	8,075
State Street Corp.	57	4,954
T. Rowe Price Group, Inc.	38	4,404
		111,011
Chemicals - 2.6%
Air Products & Chemicals, Inc.	34	5,654
Albemarle Corp.	17	1,624
CF Industries Holdings, Inc.	36	1,870
DowDuPont, Inc.	360	25,247
Eastman Chemical Co.	22	2,135
Ecolab, Inc.	40	6,019
FMC Corp.	21	1,794
International Flavors & Fragrances, Inc.	12	1,563
LyondellBasell Industries NV, Class A	50	5,639
Mosaic Co. (The)	56	1,751
PPG Industries, Inc.	39	4,311
Praxair, Inc.	45	7,119
Sherwin-Williams Co. (The)	13	5,923
		70,649
Commercial Services & Supplies - 0.5%
Cintas Corp.	13	2,774

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Copart, Inc.*	31	1,994
Republic Services, Inc.	35	2,567
Stericycle, Inc.*	13	802
Waste Management, Inc.	62	5,636
		13,773
Construction & Engineering - 0.1%
Fluor Corp.	21	1,206
Jacobs Engineering Group, Inc.	19	1,381
Quanta Services, Inc.*	24	830
		3,417
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10	1,987
Vulcan Materials Co.	21	2,327
		4,314
Consumer Finance - 1.0%
American Express Co.	111	11,764
Capital One Financial Corp.	76	7,531
Discover Financial Services	54	4,218
Synchrony Financial	111	3,515
		27,028
Containers & Packaging - 0.4%
Avery Dennison Corp.	14	1,472
Ball Corp.	54	2,262
International Paper Co.	63	3,222
Packaging Corp. of America	15	1,649
Sealed Air Corp.	25	1,003
WestRock Co.	40	2,203
		11,811
Distributors - 0.1%
Genuine Parts Co.	23	2,297
LKQ Corp.*	49	1,691
		3,988
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	34	920

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B*	300	62,616

Electric Utilities - 2.5%
Alliant Energy Corp.	36	1,542
American Electric Power Co., Inc.	77	5,523
Duke Energy Corp.	108	8,774
Edison International	51	3,352
Entergy Corp.	28	2,341
Evergy, Inc.	41	2,339
Eversource Energy	48	2,997
Exelon Corp.	150	6,557
FirstEnergy Corp.	71	2,654
NextEra Energy, Inc.	73	12,417
PG&E Corp.	80	3,694
Pinnacle West Capital Corp.	17	1,335
PPL Corp.	110	3,271
Southern Co. (The)	157	6,874
Xcel Energy, Inc.	79	3,796
		67,466
Electrical Equipment - 0.7%
AMETEK, Inc.	36	2,771
Eaton Corp. plc	68	5,653
Emerson Electric Co.	97	7,443
Rockwell Automation, Inc.	20	3,619
		19,486
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	66	2,176
Halliburton Co.	137	5,465
Helmerich & Payne, Inc.	17	1,115
National Oilwell Varco, Inc.	59	2,777
Schlumberger Ltd.	216	13,643
TechnipFMC plc	69	2,113
		27,289
Equity Real Estate Investment Trusts (REITs) - 3.7%
Alexandria Real Estate Equities, Inc.	16	2,054
American Tower Corp.	69	10,289
Apartment Investment & Management Co., Class A	24	1,051
AvalonBay Communities, Inc.	22	4,032
Boston Properties, Inc.	24	3,131
Crown Castle International Corp.	65	7,412
Digital Realty Trust, Inc.	32	3,977
Duke Realty Corp.	57	1,624
Equinix, Inc.	12	5,234
Equity Residential	57	3,862
Essex Property Trust, Inc.	10	2,463
Extra Space Storage, Inc.	20	1,844
Federal Realty Investment Trust	11	1,437
HCP, Inc.	74	2,000
Host Hotels & Resorts, Inc.	116	2,497
Iron Mountain, Inc.	45	1,624
Kimco Realty Corp.	67	1,146
Macerich Co. (The)	17	999
Mid-America Apartment Communities, Inc.	18	1,864
Prologis, Inc.	98	6,584
Public Storage	23	4,889
Realty Income Corp.	43	2,519
Regency Centers Corp.	23	1,519
SBA Communications Corp.*	18	2,794
Simon Property Group, Inc.	48	8,785
SL Green Realty Corp.	14	1,462
UDR, Inc.	42	1,679
Ventas, Inc.	54	3,233
Vornado Realty Trust	27	2,079
Welltower, Inc.	57	3,802
Weyerhaeuser Co.	119	4,130
		102,015
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	68	15,853
Kroger Co. (The)	128	4,032
Sysco Corp.	75	5,611
Walgreens Boots Alliance, Inc.	132	9,050
Walmart, Inc.	225	21,569
		56,115
Food Products - 1.5%
Archer-Daniels-Midland Co.	87	4,385
Campbell Soup Co.	30	1,183
Conagra Brands, Inc.	62	2,279
General Mills, Inc.	92	4,233
Hershey Co. (The)	22	2,211
Hormel Foods Corp.	42	1,644
JM Smucker Co. (The)	18	1,861
Kellogg Co.	39	2,800
Kraft Heinz Co. (The)	92	5,361
McCormick & Co., Inc. (Non-Voting)	19	2,373
Mondelez International, Inc., Class A	230	9,826
Tyson Foods, Inc., Class A	46	2,889
		41,045
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	273	18,247
ABIOMED, Inc.*	7	2,846
Align Technology, Inc.*	11	4,251
Baxter International, Inc.	77	5,727
Becton Dickinson and Co.	42	10,999
Boston Scientific Corp.*	215	7,645

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cooper Cos., Inc. (The)	8	2,046
Danaher Corp.	96	9,940
DENTSPLY SIRONA, Inc.	35	1,397
Edwards Lifesciences Corp.*	33	4,760
Hologic, Inc.*	42	1,670
IDEXX Laboratories, Inc.*	14	3,557
Intuitive Surgical, Inc.*	18	10,080
Medtronic plc	210	20,246
ResMed, Inc.	22	2,451
Stryker Corp.	50	8,472
Varian Medical Systems, Inc.*	14	1,568
Zimmer Biomet Holdings, Inc.	32	3,956
		119,858
Health Care Providers & Services - 4.5%
Aetna, Inc.	51	10,214
AmerisourceBergen Corp.	25	2,249
Anthem, Inc.	40	10,589
Cardinal Health, Inc.	47	2,453
Centene Corp.*	32	4,687
Cigna Corp.	38	7,157
CVS Health Corp.	158	11,888
DaVita, Inc.*	22	1,524
Envision Healthcare Corp.*	18	817
Express Scripts Holding Co.*	87	7,658
HCA Healthcare, Inc.	43	5,767
Henry Schein, Inc.*	24	1,864
Humana, Inc.	21	6,998
Laboratory Corp. of America Holdings*	16	2,766
McKesson Corp.	31	3,991
Quest Diagnostics, Inc.	21	2,310
UnitedHealth Group, Inc.	149	40,001
Universal Health Services, Inc., Class B	14	1,822
		124,755
Health Care Technology - 0.1%
Cerner Corp.*	49	3,190

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	63	3,874
Chipotle Mexican Grill, Inc.*	4	1,901
Darden Restaurants, Inc.	19	2,205
Hilton Worldwide Holdings, Inc.	43	3,338
Marriott International, Inc., Class A	46	5,818
McDonald’s Corp.	122	19,792
MGM Resorts International	79	2,290
Norwegian Cruise Line Holdings Ltd.*	31	1,662
Royal Caribbean Cruises Ltd.	26	3,187
Starbucks Corp.	215	11,492
Wynn Resorts Ltd.	13	1,928
Yum! Brands, Inc.	50	4,344
		61,831
Household Durables - 0.5%
DR Horton, Inc.	53	2,359
Garmin Ltd.	17	1,158
Leggett & Platt, Inc.	19	863
Lennar Corp., Class A	42	2,170
Mohawk Industries, Inc.*	10	1,916
Newell Brands, Inc.	77	1,673
PulteGroup, Inc.	42	1,174
Whirlpool Corp.	10	1,250
		12,563
Household Products - 1.9%
Church & Dwight Co., Inc.	37	2,093
Clorox Co. (The)	20	2,900
Colgate-Palmolive Co.	135	8,965
Kimberly-Clark Corp.	54	6,239
Procter & Gamble Co. (The)	390	32,351
		52,548
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	104	1,400
NRG Energy, Inc.	48	1,699
		3,099
Industrial Conglomerates - 2.2%
3M Co.	92	19,404
General Electric Co.	1,351	17,482
Honeywell International, Inc.	116	18,451
Roper Technologies, Inc.	16	4,774
		60,111
Insurance - 3.3%
Aflac, Inc.	120	5,549
Allstate Corp. (The)	55	5,531
American International Group, Inc.	140	7,444
Aon plc	38	5,531
Arthur J Gallagher & Co.	28	2,020
Assurant, Inc.	8	822
Brighthouse Financial, Inc.*	15	623
Chubb Ltd.	73	9,872
Cincinnati Financial Corp.	23	1,763
Everest Re Group Ltd.	6	1,338
Hartford Financial Services Group, Inc. (The)	55	2,770
Lincoln National Corp.	34	2,230
Loews Corp.	40	2,012
Marsh & McLennan Cos., Inc.	79	6,686
MetLife, Inc.	158	7,251
Principal Financial Group, Inc.	40	2,208
Progressive Corp. (The)	90	6,078
Prudential Financial, Inc.	65	6,386
Torchmark Corp.	16	1,407
Travelers Cos., Inc. (The)	42	5,527
Unum Group	35	1,291
Willis Towers Watson plc	21	3,093
XL Group Ltd.	40	2,296
		89,728
Internet & Direct Marketing Retail - 6.1%
Amazon.com, Inc.*	63	126,801
Booking Holdings, Inc.*	7	13,661
Expedia Group, Inc.	19	2,480
Netflix, Inc.*	68	25,002
TripAdvisor, Inc.*	17	923
		168,867
Leisure Products - 0.1%
Hasbro, Inc.	18	1,787
Mattel, Inc.*	55	849
		2,636
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	50	3,377
Illumina, Inc.*	23	8,161
IQVIA Holdings, Inc.*	22	2,796
Mettler-Toledo International, Inc.*	4	2,338
PerkinElmer, Inc.	17	1,571
Thermo Fisher Scientific, Inc.	63	15,063
Waters Corp.*	12	2,274
		35,580
Machinery - 2.1%
Caterpillar, Inc.	93	12,913
Cummins, Inc.	24	3,403
Deere & Co.	50	7,190
Dover Corp.	24	2,061
Flowserve Corp.	20	1,042
Fortive Corp.	48	4,031
Illinois Tool Works, Inc.	47	6,527
Ingersoll-Rand plc	39	3,950
PACCAR, Inc.	55	3,763

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Parker-Hannifin Corp.	21	3,688
Pentair plc	25	1,087
Snap-on, Inc.	9	1,591
Stanley Black & Decker, Inc.	24	3,373
Xylem, Inc.	28	2,126
		56,745
Media - 3.1%
CBS Corp. (Non-Voting), Class B	52	2,757
Charter Communications, Inc., Class A*	29	9,002
Comcast Corp., Class A	714	26,411
Discovery, Inc., Class A*	25	696
Discovery, Inc., Class C*	54	1,384
DISH Network Corp., Class A*	37	1,308
Interpublic Group of Cos., Inc. (The)	61	1,424
News Corp., Class A	61	797
News Corp., Class B	20	272
Omnicom Group, Inc.	35	2,426
Twenty-First Century Fox, Inc., Class A	164	7,446
Twenty-First Century Fox, Inc., Class B	67	3,008
Viacom, Inc., Class B	56	1,640
Walt Disney Co. (The)	231	25,877
		84,448
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	210	2,950
Newmont Mining Corp.	84	2,607
Nucor Corp.	50	3,125
		8,682
Multiline Retail - 0.7%
Dollar General Corp.	40	4,309
Dollar Tree, Inc.*	37	2,979
Kohl’s Corp.	26	2,057
Macy’s, Inc.	49	1,791
Nordstrom, Inc.	18	1,131
Target Corp.	83	7,263
		19,530
Multi-Utilities - 1.3%
Ameren Corp.	38	2,403
CenterPoint Energy, Inc.	68	1,890
CMS Energy Corp.	43	2,117
Consolidated Edison, Inc.	48	3,789
Dominion Energy, Inc.	101	7,148
DTE Energy Co.	28	3,112
NiSource, Inc.	54	1,462
Public Service Enterprise Group, Inc.	78	4,083
SCANA Corp.	22	843
Sempra Energy	41	4,759
WEC Energy Group, Inc.	49	3,311
		34,917
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	80	5,152
Andeavor	22	3,361
Apache Corp.	59	2,586
Cabot Oil & Gas Corp.	71	1,692
Chevron Corp.	297	35,183
Cimarex Energy Co.	15	1,267
Concho Resources, Inc.*	30	4,114
ConocoPhillips	182	13,364
Devon Energy Corp.	81	3,477
EOG Resources, Inc.	90	10,641
EQT Corp.	39	1,990
Exxon Mobil Corp.	658	52,752
Hess Corp.	41	2,761
HollyFrontier Corp.	27	2,012
Kinder Morgan, Inc.	296	5,239
Marathon Oil Corp.	133	2,861
Marathon Petroleum Corp.	72	5,925
Newfield Exploration Co.*	32	873
Noble Energy, Inc.	76	2,259
Occidental Petroleum Corp.	118	9,425
ONEOK, Inc.	64	4,218
Phillips 66	65	7,703
Pioneer Natural Resources Co.	27	4,717
Valero Energy Corp.	67	7,898
Williams Cos., Inc. (The)	185	5,474
		196,944
Personal Products - 0.2%
Coty, Inc., Class A	75	927
Estee Lauder Cos., Inc. (The), Class A	35	4,904
		5,831
Pharmaceuticals - 6.4%
Allergan plc	53	10,161
Bristol-Myers Squibb Co.	254	15,380
Eli Lilly & Co.	148	15,636
Johnson & Johnson	416	56,031
Merck & Co., Inc.	418	28,671
Mylan NV*	80	3,130
Nektar Therapeutics*	25	1,662
Perrigo Co. plc	20	1,530
Pfizer, Inc.	910	37,783
Zoetis, Inc.	75	6,795
		176,779
Professional Services - 0.4%
Equifax, Inc.	19	2,546
IHS Markit Ltd.*	54	2,970
Nielsen Holdings plc	53	1,378
Robert Half International, Inc.	19	1,485
Verisk Analytics, Inc.*	24	2,858
		11,237
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	46	2,245

Road & Rail - 1.4%
CSX Corp.	135	10,012
JB Hunt Transport Services, Inc.	13	1,570
Kansas City Southern	16	1,855
Norfolk Southern Corp.	44	7,649
Union Pacific Corp.	121	18,225
		39,311
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	12	1,968
AutoZone, Inc.*	4	3,068
Best Buy Co., Inc.	38	3,023
CarMax, Inc.*	28	2,186
Foot Locker, Inc.	18	887
Gap, Inc. (The)	35	1,062
Home Depot, Inc. (The)	179	35,938
L Brands, Inc.	39	1,031
Lowe’s Cos., Inc.	128	13,920
O’Reilly Automotive, Inc.*	13	4,361
Ross Stores, Inc.	59	5,651
Tiffany & Co.	16	1,962
TJX Cos., Inc. (The)	98	10,777
Tractor Supply Co.	19	1,677
Ulta Beauty, Inc.*	9	2,340
		89,851
Textiles, Apparel & Luxury Goods - 1.1%
Hanesbrands, Inc.	57	1,000
Michael Kors Holdings Ltd.*	23	1,670
NIKE, Inc., Class B	199	16,358
PVH Corp.	12	1,718

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ralph Lauren Corp.	9	1,195
Tapestry, Inc.	44	2,230
Under Armour, Inc., Class A*	30	614
Under Armour, Inc., Class C*	30	569
VF Corp.	51	4,699
		30,053
Tobacco - 1.3%
Altria Group, Inc.	295	17,264
Philip Morris International, Inc.	242	18,849
		36,113
Trading Companies & Distributors - 0.3%
Fastenal Co.	44	2,568
United Rentals, Inc.*	13	2,026
WW Grainger, Inc.	8	2,833
		7,427
Water Utilities - 0.1%
American Water Works Co., Inc.	28	2,451

TOTAL COMMON STOCKS (Cost $2,370,578)		2,736,910

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $9,921 (Cost $9,919)	9,919	9,919

Total Investments - 99.9% (Cost $2,380,497)		2,746,829
Other Assets Less Liabilities - 0.1%		3,223
Net Assets - 100.0%		2,750,052

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Banks - 11.6%
Bank of the Ozarks	187,148	7,572,008
Commerce Bancshares, Inc.	111,579	7,928,804
Cullen/Frost Bankers, Inc.	67,530	7,488,402
Prosperity Bancshares, Inc.	110,681	8,283,366
UMB Financial Corp.	96,542	7,263,820
United Bankshares, Inc.	208,139	8,200,676
		46,737,076
Capital Markets - 6.0%
Eaton Vance Corp.	144,379	7,613,105
FactSet Research Systems, Inc.	37,424	8,584,691
SEI Investments Co.	126,810	7,999,175
		24,196,971
Chemicals - 2.1%
RPM International, Inc.	123,733	8,351,978

Commercial Services & Supplies - 4.0%
MSA Safety, Inc.	77,994	7,884,413
Rollins, Inc.	138,985	8,350,219
		16,234,632
Containers & Packaging - 6.2%
AptarGroup, Inc.	81,279	8,510,724
Bemis Co., Inc.	178,889	8,815,650
Sonoco Products Co.	138,162	7,742,599
		25,068,973
Equity Real Estate Investment Trusts (REITs) - 3.9%
National Retail Properties, Inc.	173,802	8,010,534
Tanger Factory Outlet Centers, Inc.	324,259	7,801,672
		15,812,206
Food & Staples Retailing - 2.0%
Casey’s General Stores, Inc.	70,978	8,103,558

Food Products - 5.9%
Flowers Foods, Inc.	383,524	7,728,009
Lancaster Colony Corp.	54,475	8,512,808
Tootsie Roll Industries, Inc.	258,428	7,442,726
		23,683,543
Gas Utilities - 9.8%
Atmos Energy Corp.	84,983	7,837,982
National Fuel Gas Co.	142,640	7,920,799
New Jersey Resources Corp.	168,331	7,675,894
ONE Gas, Inc.	101,733	7,989,092
UGI Corp.	146,021	7,892,435
		39,316,202
Health Care Equipment & Supplies - 2.3%
West Pharmaceutical Services, Inc.	77,797	9,106,139

Hotels, Restaurants & Leisure - 1.9%
Cracker Barrel Old Country Store, Inc.	52,607	7,843,178

Industrial Conglomerates - 2.2%
Carlisle Cos., Inc.	68,309	8,662,264

Insurance - 10.5%
Brown & Brown, Inc.	265,924	8,105,363
Mercury General Corp.	171,862	9,263,362
Old Republic International Corp.	380,116	8,430,973
RenaissanceRe Holdings Ltd.	62,071	8,252,960
WR Berkley Corp.	103,677	8,113,762
		42,166,420
Leisure Products - 1.7%
Polaris Industries, Inc.	64,182	6,960,538

Machinery - 8.0%
Donaldson Co., Inc.	166,945	8,447,417
Graco, Inc.	162,987	7,662,019
Lincoln Electric Holdings, Inc.	84,777	7,982,602
Nordson Corp.	59,400	8,257,788
		32,349,826
Media - 3.9%
John Wiley & Sons, Inc., Class A	120,802	7,797,769
Meredith Corp.	150,855	7,791,661
		15,589,430
Metals & Mining - 1.6%
Royal Gold, Inc.	84,983	6,480,804

Multi-Utilities - 5.6%
Black Hills Corp.	128,033	7,534,742
MDU Resources Group, Inc.	265,283	7,398,743
Vectren Corp.	108,162	7,701,134
		22,634,619
Personal Products - 2.1%
Nu Skin Enterprises, Inc., Class A	107,020	8,518,792

Software - 1.9%
CDK Global, Inc.	119,472	7,445,495

Specialty Retail - 2.1%
Aaron’s, Inc.	171,175	8,510,821

Water Utilities - 1.9%
Aqua America, Inc.	210,529	7,827,468

Wireless Telecommunication Services - 2.4%
Telephone & Data Systems, Inc.	317,705	9,543,858

TOTAL COMMON STOCKS (Cost $370,619,673)		401,144,791

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $752,571 (Cost $752,409)	752,409	752,409

Total Investments - 99.8% (Cost $371,372,082)		401,897,200
Other Assets Less Liabilities - 0.2%		703,706
Net Assets - 100.0%		402,600,906

See accompanying notes to schedules of portfolio investments.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 74.3%

Abu Dhabi Government Bond
2.50%, 10/11/2022(a)	200,000	192,740
Arab Republic of Egypt
5.75%, 4/29/2020(a)	100,000	101,245
Argentina Government International Bond
6.88%, 4/22/2021	150,000	133,726
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	127,200
4.88%, 1/22/2021	100,000	100,900
Chile Government International Bond
3.25%, 9/14/2021	100,000	99,960
China Government Bond
2.13%, 11/2/2022(a)	230,000	221,972
Colombia Government International Bond
11.75%, 2/25/2020	180,000	201,960
Croatia Government International Bond
6.63%, 7/14/2020(a)	200,000	210,690
Hungary Government International Bond
6.38%, 3/29/2021	150,000	160,615
5.38%, 2/21/2023	50,000	53,250
Indonesia Government International Bond
5.88%, 3/13/2020(a)	400,000	416,779
Kingdom of Bahrain
5.50%, 3/31/2020(a)	100,000	99,896
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)	200,000	193,000
Lithuania Government International Bond
6.13%, 3/9/2021(a)	150,000	160,404
Mexico Government International Bond
3.50%, 1/21/2021	66,000	66,023
3.63%, 3/15/2022	82,000	82,119
Oman Government Bond
3.63%, 6/15/2021(a)	200,000	194,700
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022(a)	200,000	196,850
Philippine Government International Bond
6.50%, 1/20/2020	170,000	177,644
Poland Government International Bond
6.38%, 7/15/2019	140,000	144,363
5.00%, 3/23/2022	100,000	105,385
Provincia de Cordoba
7.13%, 6/10/2021(a)	150,000	128,820
Qatar Government International Bond
3.88%, 4/23/2023(a)	200,000	200,732
Republic of Ecuador
10.75%, 3/28/2022(a)	200,000	206,500
Republic of Lebanon
6.15%, 6/19/2020	45,000	42,923
8.25%, 4/12/2021(a)	100,000	96,718
6.25%, 5/27/2022	150,000	132,254
Republic of Turkey
5.63%, 3/30/2021	200,000	183,080
Romania Government International Bond
4.38%, 8/22/2023(a)	80,000	81,011
Russian Foreign Bond
5.00%, 4/29/2020(a)	100,000	101,790
Serbia International Bond
4.88%, 2/25/2020(a)	200,000	202,775
South Africa Government International Bond
6.88%, 5/27/2019	100,000	102,149
5.88%, 5/30/2022	100,000	103,696
Sri Lanka Government International Bond
6.25%, 10/4/2020(a)	200,000	202,950
Turkey Government International Bond
5.13%, 3/25/2022	200,000	176,703
Ukraine Government International Bond
7.75%, 9/1/2021(a)	100,000	99,130

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,658,394)		5,502,652

CORPORATE BONDS - 23.8%

Banks - 7.9%
China Development Bank
2.13%, 6/1/2021(a)	200,000	192,588
QNB Finance Ltd.
2.13%, 9/7/2021(a)	200,000	189,902
Sberbank of Russia
5.18%, 6/28/2019(a)	200,000	200,300
		582,790
Diversified Financial Services - 5.5%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 7/12/2020(a)	200,000	205,502
Gazprom OAO
6.00%, 1/23/2021(a)	200,000	205,622
		411,124
Oil, Gas & Consumable Fuels - 10.4%
Petrobras Global Finance BV
5.38%, 1/27/2021	140,000	142,240
6.13%, 1/17/2022	80,000	81,680
Petroleos Mexicanos
4.88%, 1/24/2022	140,000	140,805
3.50%, 1/30/2023	210,000	197,893
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 9/29/2021(a)	214,000	204,078
		766,696
TOTAL CORPORATE BONDS (Cost $1,784,543)		1,760,610

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(b) - 0.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $69,213 (Cost $69,197)	69,197	69,197

Total Investments - 99.0% (Cost $7,512,134)		7,332,459
Other Assets Less Liabilities - 1.0%		73,850
Net Assets - 100.0%		7,406,309

See accompanying notes to schedules of portfolio investments.

(a)         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2018:

Brazil	8.9%
China	8.4%
Indonesia	8.3%
Russia	6.9%
Mexico	6.6%
Qatar	5.3%
Turkey	4.9%
Lebanon	3.7%
Argentina	3.5%
Poland	3.4%
Hungary	2.9%
Croatia	2.8%
Ecuador	2.8%
South Africa	2.8%
Sri Lanka	2.7%
Serbia	2.7%
Colombia	2.7%
Oman	2.6%
Saudi Arabia	2.6%
United Arab Emirates	2.6%
Philippines	2.4%
Lithuania	2.2%
Egypt	1.4%
Chile	1.3%
Bahrain	1.3%
Ukraine	1.3%
Romania	1.1%
Other (1)	1.9%
100.0%

(1)                       Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 116 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares S&P 500® Bond ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF and ProShares Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares CDS Short North American HY Credit ETF, ProShares High Yield — Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade — Interest Rate Hedged, ProShares Managed Futures Strategy ETF, ProShares S&P 500® Bond ETF and ProShares Short Term USD Emerging Markets Bond ETF is generally determined at 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each business day. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically determined at 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time) on days where the Bats BZX Exchange, Inc. (“BATS”) is open for trading.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds and corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price.  These valuations are

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3 or Level 2 and 3 as of August 31, 2018, based on levels assigned to securities on May 31, 2018. Transfers between Level 1 and 2 are included in the summary of the valuations below.

The following is a summary of the valuations as of August 31, 2018, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs									Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
CDS Short North American HY Credit ETF	$—	$—	$—	$—		$—	$—	$—	$—	$4,661,061	$(345,738)	$—	$4,661,061	$(345,738)
Decline of the Retail Store ETF	—	—	—	—		—	—	—	—	3,149,266	(3,463,521)	—	3,149,266	(3,463,521)
DJ Brookfield Global Infrastructure ETF	40,249,716	—	—	793,629	(1)	—	—	—	—	134,798	—	—	41,178,143	—
Equities for Rising Rates ETF	15,107,467	—	—	—		—	—	—	—	35,636	—	—	15,143,103	—
Global Listed Private Equity ETF	20,949,660	—	—	—		—	—	—	—	87,636	—	—	21,037,296	—
Hedge Replication ETF	4,656,944	—	63,664	—		320	35,887,020	—	—	7,563,418	28,361	—	48,107,702	92,025
High Yield-Interest Rate Hedged	—	—	(231,952)	—		—	—	166,604,457	—	3,376,778	—	—	169,981,235	(231,952)
Inflation Expectations ETF	—	—	—	—		—	9,808,594	—	—	1,217,575	406,282	—	11,026,169	406,282
Investment Grade-Interest Rate Hedged	—	—	(1,670,421)	—		—	—	501,767,649	—	7,504,683	—	—	509,272,332	(1,670,421)
K-1 Free Crude Oil Strategy ETF	—	—	330,571	—		—	—	—	—	6,483,101	—	—	6,483,101	330,571
Large Cap Core Plus	830,064,964	—	—	—		—	—	—	—	—	10,386,699	—	830,064,964	10,386,699
Long Online /Short Stores ETF	64,938,025	—	—	—		—	—	—	—	3,533,104	(4,174,587)	—	68,471,129	(4,174,587)
Managed Futures Strategy ETF	—	—	57,695	—		—	—	—	—	2,687,605	—	—	2,687,605	57,695
Merger ETF	5,963,225	—	—	—		13,936	—	—	—	1,309,362	(4,167)	4,076	7,286,523	(91)
Morningstar Alternatives Solution ETF	—	—	—	7,584,276		—	—	—	—	13,890	—	—	7,598,166	—
MSCI EAFE Dividend Growers ETF	119,319,187	—	—	—		—	—	—	—	162,990	—	—	119,482,177	—
MSCI Emerging Markets Dividend Growers ETF	24,877,885	—	—	360,731		5,688	—	—	—	296,380	—	—	25,540,684	—
MSCI Europe Dividend Growers ETF	11,649,628	—	—	—		—	—	—	—	22,787	—	—	11,672,415	—
Online Retail ETF	15,889,254	—	—	—		—	—	—	—	18,238	—	—	15,907,492	—

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
RAFI® Long/Short	$11,688,701	$1,039	$—	$—	$—	$—	$—	$—	$1,871,625	$(1,836,894)	$—	$13,561,365	$(1,836,894)
Russell 2000 Dividend Growers ETF	441,219,137	—	—	—	—	—	—	—	1,872,285	—	—	443,091,422	—
S&P 500® Bond ETF	—	—	—	—	—	—	31,711,338	—	230,590	—	—	31,941,928	—
S&P 500 Dividend Aristocrats ETF	3,743,136,654	—	—	—	—	—	—	—	1,613,440	—	—	3,744,750,094	—
S&P 500® Ex-Energy ETF	7,577,310	—	—	—	—	—	—	—	21,070	—	—	7,598,380	—
S&P 500® Ex-Financials ETF	1,486,455	—	—	—	—	—	—	—	4,374	—	—	1,490,829	—
S&P 500® Ex-Health Care ETF	1,508,718	—	—	—	—	—	—	—	5,349	—	—	1,514,067	—
S&P 500® Ex-Technology ETF	2,736,910	—	—	—	—	—	—	—	9,919	—	—	2,746,829	—
S&P MidCap 400 Dividend Aristocrats ETF	401,144,791	—	—	—	—	—	—	—	752,409	—	—	401,897,200	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	1,760,610	5,502,652	69,197	—	—	7,332,459	—

*                 These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1)         Common Stocks (Transurban Group) transferred from Level 1 to Level 2 during the period due to an Australian Stock Exchange trading halt imposed on August 31, 2018.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares MSCI Emerging Markets Dividend Growers each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2018, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Fund Name	Barclays Capital, Inc., 1.94%, dated 8/31/2018 due 9/4/2018 (1)	BNP Paribas Securities Corp., 1.95%, dated 8/31/2018 due 9/4/2018 (2)	Credit Suisse Securities (USA) LLC, 1.87%, dated 8/31/2018 due 9/4/2018 (3)	Credit Suisse Securities (USA) LLC, 1.95%, dated 8/31/2018 due 9/4/2018 (4)	ING Financial Markets LLC, 1.94.%, dated 8/31/2018 due 9/4/2018 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.95%, dated 8/31/2018 due 9/4/2018 (6)	Total
CDS Short North American HY Credit ETF	$24,738	$2,054,419	$249,862	$222,099	$1,443,645	$666,298	$4,661,061
Decline of the Retail Store ETF	16,715	1,388,077	168,820	150,062	975,405	450,187	3,149,266
DJ Brookfield Global Infrastructure ETF	715	59,414	7,226	6,423	41,750	19,270	134,798
Equities for Rising Rates ETF	189	15,707	1,910	1,698	11,037	5,095	35,636
Global Listed Private Equity ETF	465	38,627	4,698	4,176	27,143	12,527	87,636
Hedge Replication ETF	40,142	3,333,667	405,446	360,396	2,342,577	1,081,190	7,563,418
High Yield-Interest Rate Hedged	17,922	1,488,355	181,016	160,903	1,045,871	482,711	3,376,778
Inflation Expectations ETF	6,462	536,661	65,270	58,017	377,113	174,052	1,217,575
Investment Grade—Interest Rate Hedged	39,830	3,307,779	402,297	357,598	2,324,385	1,072,794	7,504,683
K-1 Free Crude Oil Strategy ETF	34,408	2,857,505	347,534	308,919	2,007,976	926,759	6,483,101
Long Online/Short Stores ETF	18,751	1,557,258	189,396	168,352	1,094,289	505,058	3,533,104
Managed Futures Strategy ETF	14,264	1,184,594	144,072	128,064	832,418	384,193	2,687,605
Merger ETF	6,949	577,117	70,190	62,391	405,542	187,173	1,309,362
Morningstar Alternatives Solution ETF	74	6,122	745	662	4,302	1,985	13,890
MSCI EAFE Dividend Growers ETF	865	71,840	8,737	7,766	50,482	23,300	162,990
MSCI Emerging Markets Dividend Growers ETF	1,573	130,633	15,888	14,122	91,796	42,368	296,380
MSCI Europe Dividend Growers ETF	121	10,044	1,222	1,086	7,058	3,256	22,787
Online Retail ETF	97	8,039	978	869	5,649	2,606	18,238
RAFI® Long/Short	9,933	824,941	100,331	89,183	579,689	267,548	1,871,625
Russell 2000 Dividend Growers ETF	9,937	825,232	100,366	89,214	579,893	267,643	1,872,285
S&P 500® Bond ETF	1,224	101,635	12,361	10,988	71,419	32,963	230,590
S&P 500 Dividend Aristocrats ETF	8,563	711,143	86,490	76,880	499,722	230,642	1,613,440
S&P 500® Ex-Energy ETF	112	9,287	1,129	1,004	6,526	3,012	21,070
S&P 500® Ex-Financials ETF	23	1,928	234	208	1,355	626	4,374
S&P 500® Ex-Health Care ETF	28	2,358	287	255	1,657	764	5,349
S&P 500® Ex-Technology ETF	53	4,372	532	473	3,072	1,417	9,919
S&P MidCap 400 Dividend Aristocrats ETF	3,993	331,633	40,334	35,852	233,040	107,557	752,409
Short Term USD Emerging Markets Bond ETF	367	30,499	3,709	3,297	21,432	9,893	69,197
	$258,513	$21,468,886	$2,611,080	$2,320,957	$15,086,243	$6,962,887	$48,708,566

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2018 as follows:

(1) U.S. Treasury Note, 2.63%, due 11/15/2020, which had an aggregate value at the Trust level of $22,721,905.

(2) U.S. Treasury Bills, 0%, due 10/4/2018 to 6/20/2019; U.S. Treasury Bonds, 0% to 8.75%, due 11/15/2018 to 11/15/2047; U.S. Treasury Notes, 0.13% to 2.75%, due 10/31/2018 to 8/31/2024, which had an aggregate value at the Trust level of $1,887,000,069.

(3) U.S. Treasury Bills, 0%, due 1/3/2019 to 6/20/2019; U.S. Treasury Notes, 1.00% to 2.38%, due 9/30/2018 to 2/15/2026, which had an aggregate value at the Trust level of $229,547,726.

(4) U.S. Treasury Bills, 0%, due 9/13/2018 to 7/18/2019; U.S. Treasury Bonds, 6.25% to 8.13%, due 8/15/2019 to 8/15/2023; U.S. Treasury Notes, 0.88% to 3.63%, due 8/15/2019 to 8/15/2027, which had an aggregate value at the Trust level of $204,044,201.

(5) Federal Home Loan Mortgage Corp., 1.13% to 3.75%, due 3/27/2019 to 4/15/2019; Federal National Mortgage Association, 1.20% to 1.95%, due 2/19/2019 to 11/9/2020; U.S. Treasury Bills, 0%, due 9/13/2018 to 1/10/2019; U.S. Treasury Notes, 1.38% to 2.88%, due 1/15/2020 to 5/15/2028, which had an aggregate value at the Trust level of $1,326,000,290.

(6) U.S. Treasury Bonds, 0% to 3.75%, due 2/15/2025 to 11/15/2043; U.S. Treasury Notes, 0.63% to 2.75%, due 4/15/2023 to 8/31/2025, which had an aggregate value at the Trust level of $612,000,082.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”)

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Foreign and U.S. investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to  five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, of its index, as appropriate, based upon each Fund’s investment objective. ProShares CDS Short North American HY Credit ETF, which

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

is actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. ProShares Managed Futures Strategy ETF also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts. ProShares K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Fund listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)

Managed Futures Strategy ETF	49%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.  In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on August 31, 2018 contractually terminate within 15 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance of its index (except for the ProShares CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, ProShares K-1 Free Crude Oil Strategy ETF which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the ProShares CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF is commodity market risk.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF include the accounts of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements.  Each Fund may invest up to 25% of its total assets in its Subsidiary.  Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

5. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At August 31, 2018, none of the Funds had any net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency Risk

Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index.  The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•        Investment in Underlying ETFs Risk

ProShares Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•        Risks Associated with the Use of Commodity Futures Contracts

ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•        Active Management Risk

The performance of actively managed funds (ProShares CDS Short North American HY Credit ETF, ProShares K-1 Fee Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•        Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•        Rolling Futures Contract Risk

ProShares K-1 Free Crude Oil Strategy ETF  (through its investment in the Subsidiary) and ProShares Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to “rolling” of such contracts.  A Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and are replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•        Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

•        Internet Companies Risk

Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

•        Online Retail Companies Risk

Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Though the Advisor believes that investing in Online Retailers is attractive because online sales have been rapidly rising, there is no guarantee that this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.1%

REPURCHASE AGREEMENTS(a) - 57.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $46,711,277 (Cost $46,701,198)	46,701,198	46,701,198

U.S. TREASURY OBLIGATIONS - 41.7%
U.S. Treasury Bills
1.87%, 9/6/2018(b)	12,000,000	11,998,740
1.91%, 9/20/2018(b)	9,000,000	8,992,370
1.91%, 10/4/2018(b)	6,000,000	5,990,351
1.95%, 10/18/2018(b)	7,000,000	6,983,081
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,959,594)		33,964,542

TOTAL SHORT-TERM INVESTMENTS (Cost $80,660,792)		80,665,740

Total Investments - 99.1% (Cost $80,660,792)		80,665,740
Other Assets Less Liabilities - 0.9%		710,368
Net Assets - 100.0%		81,376,108

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         The rate shown was the current yield as of August 31, 2018.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	22	12/19/2018	USD	$2,645,844	$(6,564)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(16,906,708)	12/6/2018	Bank of America NA	(1.64)%	ICE U.S. Treasury 7-10 Year Bond Index	527,530
(62,208,145)	2/6/2019	Citibank NA	(1.61)%	ICE U.S. Treasury 7-10 Year Bond Index	96,822
(79,114,853)					624,352
				Total Unrealized Appreciation	624,352

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S Dollar

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.1%

REPURCHASE AGREEMENTS(a) - 16.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $87,749,706 (Cost $87,730,771)	87,730,771	87,730,771

U.S. TREASURY OBLIGATIONS(b) - 84.1%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	36,000,000	35,996,220
1.91%, 9/13/2018(c)	43,000,000	42,979,521
1.91%, 9/20/2018(c)	37,000,000	36,968,632
1.90%, 9/27/2018(c)	25,000,000	24,969,653
1.90%, 10/4/2018(c)	22,000,000	21,964,620
1.91%, 10/11/2018(c)	27,000,000	26,945,610
1.98%, 10/18/2018(c)	23,000,000	22,944,410
1.98%, 10/25/2018(c)	23,000,000	22,935,200
2.00%, 11/1/2018(c)	21,000,000	20,932,079
2.02%, 11/8/2018(c)	25,000,000	24,908,199
2.02%, 11/15/2018(c)	21,000,000	20,914,582
2.03%, 11/23/2018(c)	21,000,000	20,904,217
2.05%, 11/29/2018(c)	11,000,000	10,945,802
2.05%, 12/6/2018(c)	16,000,000	15,914,186
2.06%, 12/13/2018(c)	11,000,000	10,936,674
2.04%, 12/20/2018(c)	11,000,000	10,931,995
2.07%, 12/27/2018(c)	11,000,000	10,926,502
2.08%, 1/3/2019(c)	15,000,000	14,893,117
2.12%, 1/10/2019(c)	10,000,000	9,923,956
2.14%, 1/17/2019(c)	11,000,000	10,911,003
2.18%, 1/24/2019(c)	10,000,000	9,914,307
2.18%, 1/31/2019(c)	14,000,000	13,873,536
2.18%, 2/7/2019(c)	10,000,000	9,905,317
2.19%, 2/14/2019(c)	10,000,000	9,900,502
TOTAL U.S. TREASURY OBLIGATIONS (Cost $462,291,596)		462,339,840

TOTAL SHORT-TERM INVESTMENTS (Cost $550,022,367)		550,070,611

Total Investments - 100.1% (Cost $550,022,367)		550,070,611
Liabilities in excess of other assets - (0.1%)		(687,061)
Net Assets - 100.0%		549,383,550

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,186,441.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	123	12/19/2018	USD	$17,738,906	$(56,124)

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(222,482,376)	2/6/2019	Citibank NA	(1.73)%	ICE U.S. Treasury 20+ Year Bond Index	2,468,727
(50,606,379)	11/6/2020	Goldman Sachs International	(1.73)%	ICE U.S. Treasury 20+ Year Bond Index	(1,400,987)
(2,513,713)	6/6/2019	Morgan Stanley & Co. International plc	(1.78)%	ICE U.S. Treasury 20+ Year Bond Index	5,173,697
(260,861,918)	3/6/2019	Societe Generale	(1.76)%	ICE U.S. Treasury 20+ Year Bond Index	(7,184,371)
(536,464,386)					(942,934)
				Total Unrealized Appreciation	7,642,424
				Total Unrealized Depreciation	(8,585,358)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.2%

REPURCHASE AGREEMENTS(a) - 88.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,540,301 (Cost $1,539,968)	1,539,968	1,539,968

Total Investments - 88.2% (Cost $1,539,968)		1,539,968
Other Assets Less Liabilities - 11.8%		206,809
Net Assets - 100.0%		1,746,777

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(181,677)	11/6/2019	Bank of America NA	(1.93)%	Dow Jones U.S. Basic MaterialsSM Index	(8,111)
(284,374)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Basic MaterialsSM Index	14,866
(361,660)	11/13/2019	Morgan Stanley & Co. International plc	(2.18)%	Dow Jones U.S. Basic MaterialsSM Index	(13,003)
(351,963)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. Basic MaterialsSM Index	(15,055)
(566,250)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. Basic MaterialsSM Index	(32,267)
(1,745,924)					(53,570)
				Total Unrealized Appreciation	14,866
				Total Unrealized Depreciation	(68,436)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 107.2%

REPURCHASE AGREEMENTS(a) - 32.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $73,869,510 (Cost $73,853,570)	73,853,570	73,853,570

U.S. TREASURY OBLIGATIONS(b) - 74.4%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	14,000,000	13,998,536
1.91%, 9/13/2018(c)	16,000,000	15,992,390
1.91%, 9/20/2018(c)	14,000,000	13,988,147
1.90%, 9/27/2018(c)	9,000,000	8,989,089
1.90%, 10/4/2018(c)	8,000,000	7,987,133
1.91%, 10/11/2018(c)	10,000,000	9,979,881
1.98%, 10/18/2018(c)	8,000,000	7,980,689
1.98%, 10/25/2018(c)	8,000,000	7,977,503
2.00%, 11/1/2018(c)	8,000,000	7,974,158
2.02%, 11/8/2018(c)	9,000,000	8,966,931
2.02%, 11/15/2018(c)	8,000,000	7,967,520
2.03%, 11/23/2018(c)	8,000,000	7,963,556
2.05%, 11/29/2018(c)	3,000,000	2,985,255
2.05%, 12/6/2018(c)	5,000,000	4,973,101
2.06%, 12/13/2018(c)	3,000,000	2,982,750
2.04%, 12/20/2018(c)	4,000,000	3,975,301
2.07%, 12/27/2018(c)	4,000,000	3,973,305
2.08%, 1/3/2019(c)	5,000,000	4,964,414
2.12%, 1/10/2019(c)	4,000,000	3,969,564
2.14%, 1/17/2019(c)	4,000,000	3,967,675
2.18%, 1/24/2019(c)	3,000,000	2,974,322
2.18%, 1/31/2019(c)	5,000,000	4,954,886
2.18%, 2/7/2019(c)	4,000,000	3,962,192
2.19%, 2/14/2019(c)	4,000,000	3,960,246
TOTAL U.S. TREASURY OBLIGATIONS (Cost $167,390,277)		167,408,544

TOTAL SHORT-TERM INVESTMENTS (Cost $241,243,847)		241,262,114

Total Investments - 107.2% (Cost $241,243,847)		241,262,114
Liabilities in excess of other assets - (7.2%)		(16,169,791)
Net Assets - 100.0%		225,092,323

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,763,813.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	151	9/21/2018	USD	$19,614,900	$(407,411)

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(13,000,378)	11/6/2018	Bank of America NA	(2.19)%	Dow Jones Industrial AverageSM	(4,876,311)
(17,874,883)	11/6/2018	Citibank NA	(2.28)%	Dow Jones Industrial AverageSM	(1,743,174)
(41,383,821)	11/6/2019	Credit Suisse International	(2.38)%	Dow Jones Industrial AverageSM	(6,499,223)
(16,462,579)	11/6/2019	Deutsche Bank AG	(2.36)%	Dow Jones Industrial AverageSM	(1,502,461)
(100,211,560)	11/6/2019	Goldman Sachs International	(2.16)%	Dow Jones Industrial AverageSM	(1,977,990)
(10,629,452)	11/6/2019	Societe Generale	(2.58)%	Dow Jones Industrial AverageSM	(2,796,259)
(5,813,575)	11/6/2018	UBS AG	(2.28)%	Dow Jones Industrial AverageSM	(2,308,591)
(205,376,248)					(21,704,009)
				Total Unrealized Depreciation	(21,704,009)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.6%

REPURCHASE AGREEMENTS(a) - 88.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $17,051,646 (Cost $17,047,966)	17,047,966	17,047,966

Total Investments - 88.6% (Cost $17,047,966)		17,047,966
Other Assets Less Liabilities - 11.4%		2,194,714
Net Assets - 100.0%		19,242,680

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,320,581)	11/6/2019	Bank of America NA	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(273,385)
(1,872,934)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. FinancialsSM Index(3)	(196,123)
(5,162,377)	11/6/2019	Goldman Sachs International	(2.21)%	Dow Jones U.S. FinancialsSM Index(3)	(438,546)
(2,083,808)	11/13/2019	Morgan Stanley & Co. International plc	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(165,097)
(3,046,527)	11/6/2019	Societe Generale	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(260,942)
(3,744,841)	11/6/2019	UBS AG	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(584,821)
(19,231,068)					(1,918,914)
				Total Unrealized Depreciation	(1,918,914)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.7%

REPURCHASE AGREEMENTS(a) - 87.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $5,248,514 (Cost $5,247,382)	5,247,382	5,247,382

Total Investments - 87.7% (Cost $5,247,382)		5,247,382
Other Assets Less Liabilities - 12.3%		737,143
Net Assets - 100.0%		5,984,525

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(924,219)	11/6/2019	Bank of America NA	(1.28)%	iShares® China Large-Cap ETF	(21,089)
(1,718,006)	11/6/2018	Citibank NA	0.79%	iShares® China Large-Cap ETF	(203,754)
(452,893)	11/6/2019	Goldman Sachs International	(0.21)%	iShares® China Large-Cap ETF	18,276
(2,513,627)	11/6/2019	Societe Generale	(0.58)%	iShares® China Large-Cap ETF	47,455
(378,161)	11/6/2018	UBS AG	(0.33)%	iShares® China Large-Cap ETF	(458,739)
(5,986,906)					(617,851)
				Total Unrealized Appreciation	65,731
				Total Unrealized Depreciation	(683,582)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.7%

REPURCHASE AGREEMENTS(a) - 51.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $64,515,085 (Cost $64,501,163)	64,501,163	64,501,163

U.S. TREASURY OBLIGATIONS(b) - 40.0%
U.S. Treasury Bills
1.87%, 9/6/2018(c)	18,000,000	17,998,118
1.91%, 9/20/2018(c)	13,000,000	12,988,993
1.91%, 10/4/2018(c)	9,000,000	8,985,525
1.95%, 10/18/2018(c)	10,000,000	9,975,861
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,941,162)		49,948,497

TOTAL SHORT-TERM INVESTMENTS (Cost $114,442,325)		114,449,660

Total Investments - 91.7% (Cost $114,442,325)		114,449,660
Other Assets Less Liabilities - 8.3%		10,321,126
Net Assets - 100.0%		124,770,786

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $280,970.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(32,760,333)	11/6/2019	Citibank NA	0.67%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,549,564)
(18,021,582)	12/9/2019	Credit Suisse International	0.22%	iShares® iBoxx $ High Yield Corporate Bond ETF	(489,817)
(75,046,544)	12/7/2018	Goldman Sachs International	(0.31)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(14,844,507)
(125,828,459)					(16,883,888)
				Total Unrealized Depreciation	(16,883,888)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 101.1%

REPURCHASE AGREEMENTS(a) - 101.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $10,210,402 (Cost $10,208,198)	10,208,198	10,208,198

Total Investments - 101.1% (Cost $10,208,198)		10,208,198
Liabilities in excess of other assets - (1.1%)		(107,866)
Net Assets - 100.0%		10,100,332

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	10	9/21/2018	USD	$2,045,200	$(65,798)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,536,109)	11/6/2018	Bank of America NA	(2.18)%	S&P MidCap 400®	(659,456)
(410,907)	11/6/2018	BNP Paribas SA	(2.18)%	S&P MidCap 400®	(46,515)
(1,645,842)	11/6/2019	Citibank NA	(2.16)%	S&P MidCap 400®	(197,856)
(1,917,082)	11/6/2019	Credit Suisse International	(2.23)%	S&P MidCap 400®	(224,098)
(315,771)	11/6/2019	Morgan Stanley & Co. International plc	(1.78)%	S&P MidCap 400®	(59,828)
(1,225,070)	11/6/2019	Societe Generale	(1.98)%	S&P MidCap 400®	(350,952)
(8,050,781)					(1,538,705)
				Total Unrealized Depreciation	(1,538,705)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.0%

REPURCHASE AGREEMENTS(a) - 98.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $30,059,453 (Cost $30,052,967)	30,052,967	30,052,967

Total Investments - 98.0% (Cost $30,052,967)		30,052,967
Other Assets Less Liabilities - 2.0%		601,886
Net Assets - 100.0%		30,654,853

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,602,488)	11/6/2019	Citibank NA	(1.56)%	iShares® MSCI EAFE ETF	(85,759)
(1,027,525)	11/6/2019	Credit Suisse International	(1.78)%	iShares® MSCI EAFE ETF	(3,934)
(11,595,072)	11/6/2018	Goldman Sachs International	(1.96)%	iShares® MSCI EAFE ETF	(609,188)
(12,325,104)	11/6/2018	Societe Generale	(1.78)%	iShares® MSCI EAFE ETF	(1,792,138)
(3,154,712)	11/6/2019	UBS AG	(1.68)%	iShares® MSCI EAFE ETF	(88,022)
(30,704,901)					(2,579,041)
				Total Unrealized Depreciation	(2,579,041)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.7%

REPURCHASE AGREEMENTS(a) - 65.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $140,332,948 (Cost $140,302,663)	140,302,663	140,302,663

U.S. TREASURY OBLIGATIONS(b) - 29.6%
U.S. Treasury Bills
1.87%, 9/6/2018(c)	23,000,000	22,997,595
1.91%, 9/20/2018(c)	17,000,000	16,985,607
1.91%, 10/4/2018(c)	11,000,000	10,982,308
1.95%, 10/18/2018(c)	13,000,000	12,968,619
TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,924,740)		63,934,129

TOTAL SHORT-TERM INVESTMENTS (Cost $204,227,403)		204,236,792

Total Investments - 94.7% (Cost $204,227,403)		204,236,792
Other Assets Less Liabilities - 5.3%		11,360,092
Net Assets - 100.0%		215,596,884

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,540,245.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(8,322,175)	11/6/2018	Bank of America NA	(1.28)%	iShares® MSCI Emerging Markets ETF	(3,333,978)
(107,586,590)	11/6/2018	Citibank NA	(1.41)%	iShares® MSCI Emerging Markets ETF	(8,392,565)
(248,292)	11/6/2019	Credit Suisse International	(0.88)%	iShares® MSCI Emerging Markets ETF	(176,674)
(3,967,241)	11/6/2019	Goldman Sachs International	0.04%	iShares® MSCI Emerging Markets ETF	10,760
(1,400,099)	11/6/2019	Morgan Stanley & Co. International plc	(1.98)%	iShares® MSCI Emerging Markets ETF	330,327
(88,864,829)	11/6/2018	Societe Generale	(0.58)%	iShares® MSCI Emerging Markets ETF	(423,874)
(4,532,191)	11/6/2019	UBS AG	(0.98)%	iShares® MSCI Emerging Markets ETF	(170,911)
(214,921,417)					(12,156,915)
				Total Unrealized Appreciation	341,087
				Total Unrealized Depreciation	(12,498,002)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.4%

REPURCHASE AGREEMENTS(a) - 91.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,477,094 (Cost $1,476,775)	1,476,775	1,476,775

Total Investments - 91.4% (Cost $1,476,775)		1,476,775
Other Assets Less Liabilities - 8.6%		139,669
Net Assets - 100.0%		1,616,444

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(368,007)	11/13/2019	Bank of America NA	(1.98)%	Dow Jones U.S. Oil & GasSM Index	(50,376)
(115,844)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Oil & GasSM Index	(26,511)
(194,082)	11/6/2019	Goldman Sachs International	(2.11)%	Dow Jones U.S. Oil & GasSM Index	(17,966)
(639,923)	11/13/2019	Morgan Stanley & Co. International plc	(2.08)%	Dow Jones U.S. Oil & GasSM Index	(46,487)
(18,695)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. Oil & GasSM Index	(23,302)
(277,219)	11/6/2019	UBS AG	(1.93)%	Dow Jones U.S. Oil & GasSM Index	(124,236)
(1,613,770)					(288,878)
				Total Unrealized Depreciation	(288,878)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 120.1%

REPURCHASE AGREEMENTS(a) - 37.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $138,026,874 (Cost $137,997,088)	137,997,088	137,997,088

U.S. TREASURY OBLIGATIONS(b) - 82.8%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	25,000,000	24,997,385
1.91%, 9/13/2018(c)	30,000,000	29,985,731
1.91%, 9/20/2018(c)	27,000,000	26,977,140
1.90%, 9/27/2018(c)	15,000,000	14,981,816
1.90%, 10/4/2018(c)	14,000,000	13,977,483
1.92%, 10/11/2018(c)	18,000,000	17,963,787
1.98%, 10/18/2018(c)	15,000,000	14,963,792
1.98%, 10/25/2018(c)	15,000,000	14,957,819
2.00%, 11/1/2018(c)	14,000,000	13,954,776
2.02%, 11/8/2018(c)	17,000,000	16,937,537
2.02%, 11/15/2018(c)	15,000,000	14,939,100
2.03%, 11/23/2018(c)	15,000,000	14,931,667
2.05%, 11/29/2018(c)	6,000,000	5,970,509
2.05%, 12/6/2018(c)	9,000,000	8,951,582
2.06%, 12/13/2018(c)	6,000,000	5,965,500
2.04%, 12/20/2018(c)	6,000,000	5,962,951
2.07%, 12/27/2018(c)	6,000,000	5,959,958
2.08%, 1/3/2019(c)	10,000,000	9,928,828
2.12%, 1/10/2019(c)	7,000,000	6,946,738
2.14%, 1/17/2019(c)	7,000,000	6,943,431
2.18%, 1/24/2019(c)	7,000,000	6,940,084
2.18%, 1/31/2019(c)	10,000,000	9,909,772
2.18%, 2/7/2019(c)	7,000,000	6,933,835
2.19%, 2/14/2019(c)	7,000,000	6,930,431
TOTAL U.S. TREASURY OBLIGATIONS (Cost $306,877,584)		306,911,652

TOTAL SHORT-TERM INVESTMENTS (Cost $444,874,672)		444,908,740

Total Investments - 120.1% (Cost $444,874,672)		444,908,740
Liabilities in excess of other assets - (20.1%)		(74,561,168)
Net Assets - 100.0%		370,347,572

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $96,072,115.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	223	9/21/2018	USD	$34,164,715	$(1,139,032)

Swap Agreements

Short QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(24,950,595)	11/6/2018	Bank of America NA	(2.18)%	NASDAQ-100 Index®	(17,021,981)
(92,992,816)	11/6/2018	Citibank NA	(2.23)%	NASDAQ-100 Index®	(29,803,083)
(30,273,110)	11/6/2019	Credit Suisse International	(2.38)%	NASDAQ-100 Index®	(4,722,680)
(25,264,172)	11/6/2019	Deutsche Bank AG	(2.31)%	NASDAQ-100 Index®	(7,871,343)
(16,362,381)	11/6/2019	Goldman Sachs International	(2.26)%	NASDAQ-100 Index®	(1,402,345)
(72,175,755)	11/6/2019	Morgan Stanley & Co. International plc	(2.18)%	NASDAQ-100 Index®	(7,203,558)
(3,003,934)	11/6/2019	Morgan Stanley & Co. International plc	(1.98)%	PowerShares QQQ TrustSM, Series 1	(540,843)
(43,421,331)	11/6/2019	Societe Generale	(2.58)%	NASDAQ-100 Index®	(12,120,699)
(27,531,334)	11/6/2018	UBS AG	(2.23)%	NASDAQ-100 Index®	(6,796,078)
(335,975,428)					(87,482,610)
				Total Unrealized Depreciation	(87,482,610)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.2%

REPURCHASE AGREEMENTS(a) - 97.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $7,381,257 (Cost $7,379,664)	7,379,664	7,379,664

Total Investments - 97.2% (Cost $7,379,664)		7,379,664
Other Assets Less Liabilities - 2.8%		209,461
Net Assets - 100.0%		7,589,125

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(242,243)	11/6/2018	Bank of America NA	(2.43)%	Dow Jones U.S. Real EstateSM Index	(822,572)
(919,638)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Real EstateSM Index	(47,341)
(4,273,162)	11/13/2019	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Real EstateSM Index	(161,788)
(327,019)	11/6/2019	Societe Generale	(1.88)%	Dow Jones U.S. Real EstateSM Index	(69,668)
(1,821,177)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. Real EstateSM Index	(123,058)
(7,583,239)					(1,224,427)
				Total Unrealized Depreciation	(1,224,427)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 122.1%

REPURCHASE AGREEMENTS(a) - 31.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $75,520,014 (Cost $75,503,717)	75,503,717	75,503,717

U.S. TREASURY OBLIGATIONS(b) - 90.9%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	18,000,000	17,998,118
1.91%, 9/13/2018(c)	21,000,000	20,990,012
1.91%, 9/20/2018(c)	18,000,000	17,984,760
1.90%, 9/27/2018(c)	11,000,000	10,986,665
1.90%, 10/4/2018(c)	10,000,000	9,983,917
1.92%, 10/11/2018(c)	13,000,000	12,973,846
1.98%, 10/18/2018(c)	11,000,000	10,973,447
1.98%, 10/25/2018(c)	11,000,000	10,969,067
2.00%, 11/1/2018(c)	10,000,000	9,967,697
2.02%, 11/8/2018(c)	12,000,000	11,955,908
2.02%, 11/15/2018(c)	10,000,000	9,959,400
2.03%, 11/23/2018(c)	10,000,000	9,954,444
2.05%, 11/29/2018(c)	5,000,000	4,975,424
2.05%, 12/6/2018(c)	7,000,000	6,962,341
2.06%, 12/13/2018(c)	5,000,000	4,971,250
2.04%, 12/20/2018(c)	5,000,000	4,969,126
2.07%, 12/27/2018(c)	5,000,000	4,966,631
2.08%, 1/3/2019(c)	7,000,000	6,950,180
2.12%, 1/10/2019(c)	5,000,000	4,961,955
2.14%, 1/17/2019(c)	5,000,000	4,959,594
2.18%, 1/24/2019(c)	5,000,000	4,957,203
2.18%, 1/31/2019(c)	7,000,000	6,936,840
2.18%, 2/7/2019(c)	5,000,000	4,952,740
2.19%, 2/14/2019(c)	5,000,000	4,950,308
TOTAL U.S. TREASURY OBLIGATIONS (Cost $220,186,841)		220,210,873

TOTAL SHORT-TERM INVESTMENTS (Cost $295,690,558)		295,714,590

Total Investments - 122.1% (Cost $295,690,558)		295,714,590
Liabilities in excess of other assets - (22.1%)		(53,560,138)
Net Assets - 100.0%		242,154,452

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,733,456.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	164	9/21/2018	USD	$14,268,820	$(368,285)

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,895,379)	11/6/2018	Bank of America NA	(1.88)%	Russell 2000® Index	(9,843,848)
(797,446)	11/6/2019	Citibank NA	(1.61)%	Russell 2000® Index	(1,943,515)
(9,996,986)	11/6/2019	Credit Suisse International	(1.83)%	Russell 2000® Index	(1,557,626)
(8,022,184)	11/6/2019	Deutsche Bank AG	(1.56)%	Russell 2000® Index	(1,834,723)
(136,816,739)	1/6/2020	Goldman Sachs International	(1.71)%	Russell 2000® Index	(7,531,062)
(11,866,024)	11/6/2019	Morgan Stanley & Co. International plc	(1.68)%	Russell 2000® Index	(6,005,739)
(1,362,197)	11/6/2019	Morgan Stanley & Co. International plc	(1.48)%	iShares® Russell 2000 ETF	(191,575)
(12,551,478)	11/6/2019	Societe Generale	(1.68)%	Russell 2000® Index	(4,793,087)
(42,506,784)	11/6/2018	UBS AG	(1.58)%	Russell 2000® Index	(20,141,761)
(227,815,217)					(53,842,936)
				Total Unrealized Depreciation	(53,842,936)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 124.2%

REPURCHASE AGREEMENTS(a) - 29.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $388,588,348 (Cost $388,504,493)	388,504,493	388,504,493

U.S. TREASURY OBLIGATIONS(b) - 94.3%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	97,000,000	96,989,856
1.91%, 9/13/2018(c)	115,000,000	114,945,303
1.91%, 9/20/2018(c)	101,000,000	100,914,486
1.90%, 9/27/2018(c)	64,000,000	63,922,413
1.90%, 10/4/2018(c)	57,000,000	56,908,325
1.92%, 10/11/2018(c)	70,000,000	69,859,168
1.98%, 10/18/2018(c)	60,000,000	59,855,167
1.98%, 10/25/2018(c)	60,000,000	59,831,275
2.00%, 11/1/2018(c)	55,000,000	54,822,335
2.02%, 11/8/2018(c)	67,000,000	66,753,821
2.02%, 11/15/2018(c)	58,000,000	57,764,520
2.03%, 11/23/2018(c)	58,000,000	57,735,778
2.05%, 11/29/2018(c)	27,000,000	26,867,291
2.05%, 12/6/2018(c)	40,000,000	39,784,808
2.06%, 12/13/2018(c)	27,000,000	26,844,750
2.04%, 12/20/2018(c)	29,000,000	28,820,931
2.07%, 12/27/2018(c)	29,000,000	28,806,461
2.08%, 1/3/2019(c)	39,000,000	38,722,431
2.12%, 1/10/2019(c)	27,000,000	26,794,560
2.14%, 1/17/2019(c)	29,000,000	28,765,644
2.18%, 1/24/2019(c)	26,000,000	25,777,455
2.18%, 1/31/2019(c)	38,000,000	37,657,134
2.18%, 2/7/2019(c)	28,000,000	27,735,342
2.19%, 2/14/2019(c)	28,000,000	27,721,723
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,224,467,928)		1,224,600,977

TOTAL SHORT-TERM INVESTMENTS (Cost $1,612,972,421)		1,613,105,470

Total Investments - 124.2% (Cost $1,612,972,421)		1,613,105,470
Liabilities in excess of other assets - (24.2%)		(314,235,598)
Net Assets - 100.0%		1,298,869,872

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $367,106,247.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	858	9/21/2018	USD	$124,463,625	$(2,852,049)

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(181,574,145)	11/6/2018	Bank of America NA	(2.18)%	S&P 500®	(83,852,376)
(135,283,434)	11/6/2018	BNP Paribas SA	(2.33)%	S&P 500®	(8,355,647)
(124,167,278)	11/6/2018	Citibank NA	(2.31)%	S&P 500®	(48,369,528)
(103,964,384)	11/6/2019	Credit Suisse International	(2.38)%	S&P 500®	(18,224,938)
(70,485,810)	11/6/2019	Deutsche Bank AG	(2.38)%	S&P 500®	(7,212,533)
(195,164,661)	11/6/2019	Goldman Sachs International	(2.31)%	S&P 500®	—
(81,777,156)	11/6/2019	Morgan Stanley & Co. International plc	(2.28)%	S&P 500®	(4,908,937)
(119,629,301)	11/6/2019	Societe Generale	(2.58)%	S&P 500®	(19,157,684)
(162,284,068)	11/6/2018	UBS AG	(2.23)%	S&P 500®	(50,345,804)

(1,174,330,237)					(240,427,447)
				Total Unrealized Depreciation	(240,427,447)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.0%

REPURCHASE AGREEMENTS(a) - 97.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,331,872 (Cost $3,331,154)	3,331,154	3,331,154

Total Investments - 97.0% (Cost $3,331,154)		3,331,154
Other Assets Less Liabilities - 3.0%		101,662
Net Assets - 100.0%		3,432,816

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(696,238)	11/6/2019	Bank of America NA	(2.00)%	S&P SmallCap 600®	(279,795)
(434,653)	11/6/2019	Citibank NA	(2.11)%	S&P SmallCap 600®	(106,527)
(306,363)	11/6/2019	Credit Suisse International	(1.98)%	S&P SmallCap 600®	(171,496)
(641,699)	11/6/2019	Deutsche Bank AG	(1.56)%	S&P SmallCap 600®	(95,811)
(447,044)	11/6/2019	Morgan Stanley & Co. International plc	(1.53)%	S&P SmallCap 600®	(187,753)
(404,599)	11/6/2019	Societe Generale	(1.48)%	S&P SmallCap 600®	(106,573)
(500,759)	11/6/2018	UBS AG	(1.93)%	S&P SmallCap 600®	(286,018)
(3,431,355)					(1,233,973)
				Total Unrealized Depreciation	(1,233,973)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 80.5%

U.S. Treasury Bonds
6.00%, 2/15/2026	445,600	541,369
6.75%, 8/15/2026	212,900	272,495
6.50%, 11/15/2026	284,500	361,071
6.63%, 2/15/2027	194,100	249,525
6.38%, 8/15/2027	217,600	278,205
6.13%, 11/15/2027	522,800	660,852
5.50%, 8/15/2028	365,000	448,123
U.S. Treasury Notes
2.25%, 11/15/2025	3,663,500	3,529,840
1.63%, 2/15/2026	3,499,600	3,220,452
1.63%, 5/15/2026	3,501,500	3,213,447
1.50%, 8/15/2026	3,509,000	3,179,483
2.00%, 11/15/2026	3,493,000	3,280,964
2.25%, 2/15/2027	3,497,800	3,343,951
2.38%, 5/15/2027	3,496,800	3,372,500
2.25%, 8/15/2027	3,497,800	3,332,474
2.25%, 11/15/2027	3,497,800	3,328,102
2.75%, 2/15/2028	3,663,500	3,631,158
2.88%, 5/15/2028	3,830,000	3,834,788
2.88%, 8/15/2028	1,443,000	1,445,818
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,612,171)		41,524,617

SHORT-TERM INVESTMENTS - 18.8%

REPURCHASE AGREEMENTS(b) - 18.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $9,727,528 (Cost $9,725,430)	9,725,430	9,725,430

Total Investments - 99.3% (Cost $51,337,601)		51,250,047
Other Assets Less Liabilities - 0.7%		347,571
Net Assets - 100.0%		51,597,618

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $214,550.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	3	12/19/2018	USD	$360,797	$839

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
54,256,395	2/6/2019	Citibank NA	1.93%	ICE U.S. Treasury 7-10 Year Bond Index	53,235
7,291,266	1/6/2021	Goldman Sachs International	1.93%	ICE U.S. Treasury 7-10 Year Bond Index	(91,479)
61,547,661					(38,244)
				Total Unrealized Appreciation	53,235
				Total Unrealized Depreciation	(91,479)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 84.0%

U.S. Treasury Bonds
3.50%, 2/15/2039	133,100	144,497
4.25%, 5/15/2039	123,300	148,104
4.50%, 8/15/2039	132,600	164,538
4.38%, 11/15/2039	142,800	174,606
4.63%, 2/15/2040	236,900	299,216
4.38%, 5/15/2040	200,000	244,844
3.88%, 8/15/2040	173,000	198,098
4.25%, 11/15/2040	183,000	220,744
4.75%, 2/15/2041	200,600	258,633
4.38%, 5/15/2041	155,200	190,726
3.75%, 8/15/2041	172,900	194,756
3.13%, 11/15/2041	156,100	159,637
3.13%, 2/15/2042	195,200	199,577
3.00%, 5/15/2042	164,400	164,554
2.75%, 8/15/2042	250,700	239,986
2.75%, 11/15/2042	308,800	295,411
3.13%, 2/15/2043	313,600	320,141
2.88%, 5/15/2043	441,000	430,974
3.63%, 8/15/2043	365,800	405,381
3.75%, 11/15/2043	441,000	498,743
3.63%, 2/15/2044	443,600	492,327
3.38%, 5/15/2044	446,100	475,515
3.13%, 8/15/2044	446,300	455,784
3.00%, 11/15/2044	446,200	445,712
2.50%, 2/15/2045	446,300	404,878
3.00%, 5/15/2045	446,200	445,712
2.88%, 8/15/2045	446,200	435,184
3.00%, 11/15/2045	446,100	445,612
2.50%, 2/15/2046	414,800	375,264
2.50%, 5/15/2046	415,000	375,251
2.25%, 8/15/2046	415,100	355,689
2.88%, 11/15/2046	414,200	403,748
3.00%, 2/15/2047	415,000	414,611
3.00%, 5/15/2047	414,900	414,252
2.75%, 8/15/2047	415,000	394,153
2.75%, 11/15/2047	415,000	394,120
3.00%, 2/15/2048	447,000	446,232
3.13%, 5/15/2048	478,000	489,240
3.00%, 8/15/2048	191,000	190,702
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,796,395)		12,807,152

SHORT-TERM INVESTMENTS - 12.4%

REPURCHASE AGREEMENTS(b) - 12.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,886,923 (Cost $1,886,517)	1,886,517	1,886,517

Total Investments - 96.4% (Cost $14,682,912)		14,693,669
Other Assets Less Liabilities - 3.6%		555,553
Net Assets - 100.0%		15,249,222

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,996.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	3	12/19/2018	USD	$432,656	$1,589

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,780,801	12/6/2018	Bank of America NA	1.82%	ICE U.S. Treasury 20+ Year Bond Index	(525,349)
13,312,840	2/6/2019	Citibank NA	1.93%	ICE U.S. Treasury 20+ Year Bond Index	5,671
2,249,958	6/6/2019	Morgan Stanley & Co. International plc	2.08%	ICE U.S. Treasury 20+ Year Bond Index	(381,479)
17,343,599					(901,157)
				Total Unrealized Appreciation	5,671
				Total Unrealized Depreciation	(906,828)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.2%

Chemicals - 64.5%
Air Products & Chemicals, Inc.	15,372	2,556,210
Albemarle Corp.	7,767	741,904
Ashland Global Holdings, Inc.	4,378	368,628
Axalta Coating Systems Ltd.*	15,483	472,231
Cabot Corp.	4,334	281,363
Celanese Corp., Series A	9,528	1,113,156
CF Industries Holdings, Inc.	16,367	850,266
Chemours Co. (The)	12,480	544,128
DowDuPont, Inc.	162,776	11,415,481
Eastman Chemical Co.	10,010	971,270
Ecolab, Inc.	18,211	2,740,391
FMC Corp.	9,435	806,221
GCP Applied Technologies, Inc.*	5,050	127,260
HB Fuller Co.	3,544	201,973
Huntsman Corp.	14,762	450,093
Ingevity Corp.*	2,950	297,979
International Flavors & Fragrances, Inc.	5,537	721,416
LyondellBasell Industries NV, Class A	22,550	2,543,189
Minerals Technologies, Inc.	2,483	166,733
Mosaic Co. (The)	24,601	769,273
NewMarket Corp.	645	258,671
Olin Corp.	11,728	360,401
Platform Specialty Products Corp.*	15,156	200,969
PolyOne Corp.	5,610	237,079
PPG Industries, Inc.	17,488	1,933,124
Praxair, Inc.	20,157	3,188,636
RPM International, Inc.	9,379	633,083
Scotts Miracle-Gro Co. (The)	2,719	203,164
Sensient Technologies Corp.	2,971	211,000
Trinseo SA	3,027	233,533
Valvoline, Inc.	13,724	295,340
Westlake Chemical Corp.	2,545	240,681
WR Grace & Co.	4,721	333,586
		36,468,432
Metals & Mining - 12.8%
Alcoa Corp.*	12,160	543,187
Allegheny Technologies, Inc.*	8,812	238,188
Carpenter Technology Corp.	3,293	196,493
Commercial Metals Co.	8,208	177,293
Compass Minerals International, Inc.	2,375	148,556
Freeport-McMoRan, Inc.	94,503	1,327,767
Newmont Mining Corp.	37,419	1,161,112
Nucor Corp.	22,308	1,394,250
Reliance Steel & Aluminum Co.	5,076	446,130
Royal Gold, Inc.	4,590	350,033
Steel Dynamics, Inc.	16,549	756,786
United States Steel Corp.	12,401	368,062
Worthington Industries, Inc.	3,021	140,718
		7,248,575
Oil, Gas & Consumable Fuels - 0.1%
CONSOL Energy, Inc.*	1,768	75,847

Paper & Forest Products - 0.8%
Domtar Corp.	4,409	224,418
KapStone Paper and Packaging Corp.	6,173	212,043
		436,461
TOTAL COMMON STOCKS (Cost $47,704,905)		44,229,315

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 17.4%

REPURCHASE AGREEMENTS(b) - 17.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $9,860,403 (Cost $9,858,276)	9,858,276	9,858,276

Total Investments - 95.6% (Cost $57,563,181)		54,087,591
Other Assets Less Liabilities - 4.4%		2,485,405
Net Assets - 100.0%		56,572,996

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,513,175.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,496,358	11/6/2019	Bank of America NA	2.33%	Dow Jones U.S. Basic MaterialsSM Index	285,954
14,644,977	11/6/2019	Bank of America NA	2.38%	iShares® U.S. Basic Materials ETF	(90,097)
11,479,377	11/6/2019	Citibank NA	2.26%	Dow Jones U.S. Basic MaterialsSM Index	1,568,162
34,870,413	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. Basic MaterialsSM Index	1,061,411
406,124	11/6/2019	Goldman Sachs International	2.46%	Dow Jones U.S. Basic MaterialsSM Index	7,738
579,983	11/13/2019	Goldman Sachs International	1.99%	iShares® U.S. Basic Materials ETF	11,068
286,513	11/13/2019	Morgan Stanley & Co. International plc	2.68%	Dow Jones U.S. Basic MaterialsSM Index	(1,610,763)
705,931	11/13/2019	Morgan Stanley & Co. International plc	2.28%	iShares® U.S. Basic Materials ETF	(442,754)
238,421	11/6/2019	Societe Generale	2.48%	Dow Jones U.S. Basic MaterialsSM Index	(1,212,263)
2,246,262	11/6/2019	UBS AG	2.43%	Dow Jones U.S. Basic MaterialsSM Index	(1,103,587)
68,954,359					(1,525,131)
				Total Unrealized Appreciation	2,934,333
				Total Unrealized Depreciation	(4,459,464)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.9%

Auto Components - 3.3%
Adient plc	310	13,420
Aptiv plc	880	77,449
Autoliv, Inc.	289	25,747
BorgWarner, Inc.	657	28,757
Cooper Tire & Rubber Co.	168	4,847
Dana, Inc.	483	9,452
Delphi Technologies plc	296	10,428
Gentex Corp.	912	21,322
Goodyear Tire & Rubber Co. (The)	798	18,107
Lear Corp.	221	35,846
Tenneco, Inc.	172	7,360
Veoneer, Inc.*	289	14,433
Visteon Corp.*	99	10,928
		278,096
Automobiles - 5.3%
Ford Motor Co.	13,024	123,468
General Motors Co.	4,220	152,131
Harley-Davidson, Inc.	554	23,611
Tesla, Inc.*	446	134,540
Thor Industries, Inc.	163	15,557
		449,307
Beverages - 16.6%
Brown-Forman Corp., Class A	203	10,686
Brown-Forman Corp., Class B	872	45,536
Coca-Cola Co. (The)	12,743	567,955
Constellation Brands, Inc., Class A	559	116,384
Keurig Dr Pepper, Inc.	600	13,680
Molson Coors Brewing Co., Class B	615	41,045
Monster Beverage Corp.*	1,368	83,298
PepsiCo, Inc.	4,718	528,463
		1,407,047
Capital Markets - 0.3%
Jefferies Financial Services, Inc.	1,009	23,429

Commercial Services & Supplies - 0.2%
Herman Miller, Inc.	197	7,545
HNI Corp.	145	6,395
		13,940
Distributors - 0.8%
Genuine Parts Co.	489	48,827
Pool Corp.	134	22,011
		70,838
Food & Staples Retailing - 0.2%
US Foods Holding Corp.*	460	14,991

Food Products - 12.7%
Archer-Daniels-Midland Co.	1,860	93,744
B&G Foods, Inc.	222	7,093
Bunge Ltd.	469	30,476
Campbell Soup Co.	639	25,208
Conagra Brands, Inc.	1,309	48,106
Darling Ingredients, Inc.*	549	10,859
Dean Foods Co.	304	2,316
Flowers Foods, Inc.	617	12,433
General Mills, Inc.	1,972	90,732
Hain Celestial Group, Inc. (The)*	346	9,882
Hershey Co. (The)	464	46,641
Hormel Foods Corp.	899	35,196
Ingredion, Inc.	240	24,257
JM Smucker Co. (The)	378	39,078
Kellogg Co.	831	59,657
Kraft Heinz Co. (The)	1,988	115,841
Lamb Weston Holdings, Inc.	486	32,854
Lancaster Colony Corp.	65	10,157
McCormick & Co., Inc. (Non-Voting)	404	50,451
Mondelez International, Inc., Class A	4,907	209,627
Pinnacle Foods, Inc.	397	26,369
Post Holdings, Inc.*	225	21,883
TreeHouse Foods, Inc.*	187	9,743
Tyson Foods, Inc., Class A	991	62,245
		1,074,848
Household Durables - 3.7%
DR Horton, Inc.	1,143	50,875
Helen of Troy Ltd.*	88	10,468
Leggett & Platt, Inc.	437	19,857
Lennar Corp., Class A	911	47,071
Lennar Corp., Class B	51	2,151
Mohawk Industries, Inc.*	212	40,617
Newell Brands, Inc.	1,616	35,100
NVR, Inc.*	11	29,353
PulteGroup, Inc.	873	24,400
Tempur Sealy International, Inc.*	153	8,475
Toll Brothers, Inc.	470	17,028
Tupperware Brands Corp.	170	5,528
Whirlpool Corp.	215	26,871
		317,794
Household Products - 13.5%
Church & Dwight Co., Inc.	815	46,113
Clorox Co. (The)	432	62,631
Colgate-Palmolive Co.	2,902	192,722
Energizer Holdings, Inc.	198	12,591
Kimberly-Clark Corp.	1,162	134,257
Procter & Gamble Co. (The)	8,367	694,043
		1,142,357
Leisure Products - 1.1%
Brunswick Corp.	289	19,195
Hasbro, Inc.	379	37,639
Mattel, Inc.*	1,145	17,667
Polaris Industries, Inc.	196	21,256
		95,757
Machinery - 1.1%
Stanley Black & Decker, Inc.	514	72,233
WABCO Holdings, Inc.*	167	20,554
		92,787
Personal Products - 2.0%
Avon Products, Inc.*	1,470	2,940
Coty, Inc., Class A	1,574	19,455
Edgewell Personal Care Co.*	179	10,108
Estee Lauder Cos., Inc. (The), Class A	745	104,389
Herbalife Nutrition Ltd.*	386	21,844
Nu Skin Enterprises, Inc., Class A	186	14,806
		173,542
Software - 4.1%
Activision Blizzard, Inc.	2,533	182,629
Electronic Arts, Inc.*	1,021	115,792
Take-Two Interactive Software, Inc.*	380	50,753
		349,174
Textiles, Apparel & Luxury Goods - 8.9%
Carter’s, Inc.	156	16,525

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Deckers Outdoor Corp.*	101	12,306
Hanesbrands, Inc.	1,198	21,013
Lululemon Athletica, Inc.*	318	49,268
Michael Kors Holdings Ltd.*	498	36,165
NIKE, Inc., Class B	4,268	350,830
PVH Corp.	257	36,792
Ralph Lauren Corp.	184	24,437
Skechers U.S.A., Inc., Class A*	451	13,295
Steven Madden Ltd.	175	10,176
Tapestry, Inc.	959	48,612
Under Armour, Inc., Class A*	619	12,658
Under Armour, Inc., Class C*	626	11,875
VF Corp.	1,089	100,330
Wolverine World Wide, Inc.	314	12,302
		756,584
Tobacco - 9.1%
Altria Group, Inc.	6,297	368,500
Philip Morris International, Inc.	5,173	402,925
		771,425
TOTAL COMMON STOCKS (Cost $8,051,303)		7,031,916

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.0%

REPURCHASE AGREEMENTS(b) - 5.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $422,996 (Cost $422,906)	422,906	422,906

Total Investments - 87.9% (Cost $8,474,209)		7,454,822
Other Assets Less Liabilities - 12.1%		1,028,822
Net Assets - 100.0%		8,483,644

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,004,463.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,173,444	11/13/2019	Bank of America NA	2.08%	iShares® U.S. Consumer Goods ETF	27,807
1,570,869	11/13/2019	Bank of America NA	2.33%	Dow Jones U.S. Consumer GoodsSM Index	348,851
152,225	11/13/2019	Citibank NA	2.26%	Dow Jones U.S. Consumer GoodsSM Index	(95,956)
74,741	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. Consumer GoodsSM Index	358
224,357	11/13/2019	Deutsche Bank AG	2.51%	Dow Jones U.S. Consumer GoodsSM Index	(121,236)
645,193	11/6/2019	Goldman Sachs International	2.46%	Dow Jones U.S. Consumer GoodsSM Index	(189)
147,818	11/13/2019	Morgan Stanley & Co. International plc	2.58%	Dow Jones U.S. Consumer GoodsSM Index	(66,009)
866,216	11/13/2019	Morgan Stanley & Co. International plc	2.18%	iShares® U.S. Consumer Goods ETF	2,999
771,258	11/13/2019	Societe Generale	2.48%	Dow Jones U.S. Consumer GoodsSM Index	(43,331)
4,419,112	11/6/2018	UBS AG	2.43%	Dow Jones U.S. Consumer GoodsSM Index	(104,636)
10,045,233					(51,342)
				Total Unrealized Appreciation	380,015
				Total Unrealized Depreciation	(431,357)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 69.9%

Airlines - 2.4%
Alaska Air Group, Inc.	755	50,955
Allegiant Travel Co.	77	10,491
American Airlines Group, Inc.	2,554	103,386
Delta Air Lines, Inc.	3,954	231,230
JetBlue Airways Corp.*	1,941	37,034
Southwest Airlines Co.	3,268	200,329
Spirit Airlines, Inc.*	419	19,911
United Continental Holdings, Inc.*	1,445	126,322
		779,658
Commercial Services & Supplies - 0.5%
Copart, Inc.*	1,238	79,616
KAR Auction Services, Inc.	828	51,907
Rollins, Inc.	588	35,327
		166,850
Distributors - 0.2%
LKQ Corp.*	1,897	65,484

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	368	17,609
Bright Horizons Family Solutions, Inc.*	360	42,995
Graham Holdings Co., Class B	27	15,192
Grand Canyon Education, Inc.*	296	35,265
H&R Block, Inc.	1,281	34,664
Service Corp. International	1,125	47,205
ServiceMaster Global Holdings, Inc.*	829	49,964
Sotheby’s*	225	10,804
		253,698
Food & Staples Retailing - 7.0%
Casey’s General Stores, Inc.	231	26,373
Costco Wholesale Corp.	2,687	626,420
Kroger Co. (The)	4,981	156,902
Rite Aid Corp.*	6,543	8,964
Sprouts Farmers Market, Inc.*	751	19,879
Sysco Corp.	2,938	219,821
United Natural Foods, Inc.*	308	10,937
Walgreens Boots Alliance, Inc.	5,227	358,363
Walmart, Inc.	8,867	849,991
		2,277,650
Health Care Providers & Services - 0.6%
AmerisourceBergen Corp.	997	89,700
Cardinal Health, Inc.	1,905	99,422
		189,122
Hotels, Restaurants & Leisure - 9.8%
Aramark	1,509	61,990
Bloomin’ Brands, Inc.	568	10,963
Brinker International, Inc.	269	11,911
Carnival Corp.	2,487	152,926
Cheesecake Factory, Inc. (The)	261	13,877
Chipotle Mexican Grill, Inc.*	150	71,277
Choice Hotels International, Inc.	221	17,249
Cracker Barrel Old Country Store, Inc.	147	21,916
Darden Restaurants, Inc.	759	88,074
Domino’s Pizza, Inc.	259	77,327
Dunkin’ Brands Group, Inc.	508	37,028
Extended Stay America, Inc.	1,178	23,772
Hilton Grand Vacations, Inc.*	594	19,400
Hilton Worldwide Holdings, Inc.	1,713	132,963
Hyatt Hotels Corp., Class A	264	20,423
Jack in the Box, Inc.	174	15,771
Las Vegas Sands Corp.	2,225	145,560
Marriott International, Inc., Class A	1,818	229,923
Marriott Vacations Worldwide Corp.	251	29,869
McDonald’s Corp.	4,813	780,813
MGM Resorts International	3,071	89,028
Norwegian Cruise Line Holdings Ltd.*	1,267	67,924
Royal Caribbean Cruises Ltd.	1,037	127,116
Six Flags Entertainment Corp.	476	32,154
Starbucks Corp.	8,458	452,080
Texas Roadhouse, Inc.	403	27,787
Vail Resorts, Inc.	247	73,618
Wendy’s Co. (The)	1,099	19,397
Wyndham Destinations, Inc.	612	27,050
Wyndham Hotels & Resorts, Inc.	612	34,731
Wynn Resorts Ltd.	519	76,989
Yum! Brands, Inc.	1,981	172,129
		3,163,035
Internet & Direct Marketing Retail - 21.0%
Amazon.com, Inc.*	2,469	4,969,381
Booking Holdings, Inc.*	295	575,707
Expedia Group, Inc.	741	96,701
Groupon, Inc.*	2,457	10,491
Liberty Expedia Holdings, Inc., Class A*	335	15,460
Netflix, Inc.*	2,664	979,500
Qurate Retail, Inc.*	2,748	57,131
Shutterfly, Inc.*	204	15,847
TripAdvisor, Inc.*	656	35,627
Wayfair, Inc., Class A*	264	35,685
		6,791,530
Internet Software & Services - 0.1%
Yelp, Inc.*	472	22,241

IT Services - 0.1%
Acxiom Corp.*	473	21,611

Media - 12.5%
AMC Networks, Inc., Class A*	283	17,775
Cable One, Inc.	29	24,294
CBS Corp., Class A	47	2,523
CBS Corp. (Non-Voting), Class B	2,093	110,971
Charter Communications, Inc., Class A*	1,135	352,304
Cinemark Holdings, Inc.	651	24,295
Comcast Corp., Class A	28,146	1,041,121
Discovery, Inc., Class A*	957	26,633
Discovery, Inc., Class C*	2,094	53,690
DISH Network Corp., Class A*	1,402	49,561
GCI Liberty, Inc., Class A*	615	30,184
Interpublic Group of Cos., Inc. (The)	2,363	55,176
John Wiley & Sons, Inc., Class A	274	17,687
Liberty Broadband Corp., Class A*	160	12,960
Liberty Broadband Corp., Class C*	935	75,819
Liberty Global plc, Class A*	1,330	35,657
Liberty Global plc, Class C*	3,651	94,524
Liberty Latin America Ltd., Class A*	297	5,854
Liberty Latin America Ltd., Class C*	704	13,820

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Liberty Media Corp.-Liberty Formula One, Class A*	157	5,492
Liberty Media Corp.-Liberty Formula One, Class C*	1,243	45,941
Liberty Media Corp.-Liberty SiriusXM, Class A*	517	24,165
Liberty Media Corp.-Liberty SiriusXM, Class C*	1,030	48,451
Lions Gate Entertainment Corp., Class A	396	9,314
Lions Gate Entertainment Corp., Class B	688	15,446
Live Nation Entertainment, Inc.*	832	41,334
Madison Square Garden Co. (The), Class A*	102	30,798
Meredith Corp.	244	12,603
New York Times Co. (The), Class A	785	18,290
News Corp., Class A	2,348	30,688
News Corp., Class B	746	10,146
Nexstar Media Group, Inc., Class A	281	23,042
Omnicom Group, Inc.	1,394	96,632
Sinclair Broadcast Group, Inc., Class A	469	13,578
Sirius XM Holdings, Inc.	8,783	62,359
TEGNA, Inc.	1,322	15,388
Tribune Media Co., Class A	446	16,453
Twenty-First Century Fox, Inc., Class A	6,460	293,284
Twenty-First Century Fox, Inc., Class B	2,692	120,871
Viacom, Inc., Class A	51	1,719
Viacom, Inc., Class B	2,164	63,362
Walt Disney Co. (The)	9,113	1,020,838
		4,065,042
Multiline Retail - 2.4%
Big Lots, Inc.	258	11,107
Dillard’s, Inc., Class A	121	9,508
Dollar General Corp.	1,559	167,951
Dollar Tree, Inc.*	1,457	117,303
JC Penney Co., Inc.*	1,926	3,409
Kohl’s Corp.	1,031	81,563
Macy’s, Inc.	1,878	68,641
Nordstrom, Inc.	720	45,252
Target Corp.	3,268	285,950
		790,684
Professional Services - 0.5%
Dun & Bradstreet Corp. (The)	228	32,586
IHS Markit Ltd.*	2,183	120,065
		152,651
Road & Rail - 0.0%(b)
Avis Budget Group, Inc.*	439	13,657

Specialty Retail - 12.0%
Aaron’s, Inc.	379	18,844
Advance Auto Parts, Inc.	454	74,470
American Eagle Outfitters, Inc.	1,029	26,713
AutoNation, Inc.*	361	16,371
AutoZone, Inc.*	163	125,001
Bed Bath & Beyond, Inc.	858	15,393
Best Buy Co., Inc.	1,503	119,579
Burlington Stores, Inc.*	415	69,795
CarMax, Inc.*	1,091	85,153
Dick’s Sporting Goods, Inc.	478	17,896
Five Below, Inc.*	341	39,716
Foot Locker, Inc.	725	35,743
GameStop Corp., Class A	624	8,280
Gap, Inc. (The)	1,330	40,365
Home Depot, Inc. (The)	7,070	1,419,444
L Brands, Inc.	1,487	39,301
Lithia Motors, Inc., Class A	147	12,701
Lowe’s Cos., Inc.	5,038	547,882
Murphy USA, Inc.*	189	15,683
Office Depot, Inc.	3,146	10,539
O’Reilly Automotive, Inc.*	502	168,381
Ross Stores, Inc.	2,321	222,305
Sally Beauty Holdings, Inc.*	749	11,535
Signet Jewelers Ltd.	361	23,176
Tiffany & Co.	624	76,534
TJX Cos., Inc. (The)	3,842	422,505
Tractor Supply Co.	748	66,033
Ulta Beauty, Inc.*	351	91,260
Urban Outfitters, Inc.*	492	22,868
Williams-Sonoma, Inc.	469	32,938
		3,876,404
Trading Companies & Distributors - 0.0%(b)
Beacon Roofing Supply, Inc.*	417	15,462

TOTAL COMMON STOCKS (Cost $23,367,357)		22,644,779

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(c) - 0.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $292,211 (Cost $292,148)	292,148	292,148

Total Investments - 70.8% (Cost $23,659,505)		22,936,927
Other Assets Less Liabilities - 29.2%		9,458,390
Net Assets - 100.0%		32,395,317

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,171,364.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
981,706	11/13/2019	Bank of America NA	2.08%	iShares® U.S. Consumer Services ETF	846,600
9,924,732	11/6/2019	Bank of America NA	2.38%	Dow Jones U.S. Consumer ServicesSM Index	693,752
1,626,290	11/6/2019	Citibank NA	2.26%	Dow Jones U.S. Consumer ServicesSM Index	923,896
321,427	11/6/2019	Credit Suisse International	2.68%	Dow Jones U.S. Consumer ServicesSM Index	1,725,652
917,692	11/6/2019	Deutsche Bank AG	2.46%	Dow Jones U.S. Consumer ServicesSM Index	189,922
6,139,116	11/6/2019	Goldman Sachs International	1.99%	iShares® U.S. Consumer Services ETF	471,295
13,541,773	11/6/2019	Goldman Sachs International	2.46%	Dow Jones U.S. Consumer ServicesSM Index	644,355
2,883,741	11/6/2018	Morgan Stanley & Co. International plc	2.18%	iShares® U.S. Consumer Services ETF	609,112
3,187,195	11/6/2019	Morgan Stanley & Co. International plc	2.53%	Dow Jones U.S. Consumer ServicesSM Index	708,345
2,444,827	11/6/2019	Societe Generale	2.48%	Dow Jones U.S. Consumer ServicesSM Index	348,814
94,802	11/6/2019	UBS AG	2.43%	Dow Jones U.S. Consumer ServicesSM Index	(147,263)
42,063,301					7,014,480
				Total Unrealized Appreciation	7,161,743
				Total Unrealized Depreciation	(147,263)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 22.3%

Aerospace & Defense - 2.8%
Boeing Co. (The)	24,681	8,460,400
United Technologies Corp.	24,681	3,250,488
		11,710,888
Banks - 0.7%
JPMorgan Chase & Co.	24,673	2,827,032

Beverages - 0.3%
Coca-Cola Co. (The)	24,681	1,100,032

Capital Markets - 1.4%
Goldman Sachs Group, Inc. (The)	24,681	5,869,389

Chemicals - 0.4%
DowDuPont, Inc.	24,681	1,730,878

Communications Equipment - 0.3%
Cisco Systems, Inc.	24,681	1,179,011

Consumer Finance - 0.6%
American Express Co.	24,672	2,614,738

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	24,681	1,341,906

Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	24,681	1,692,129
Walmart, Inc.	24,681	2,365,921
		4,058,050
Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	24,681	6,625,861

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	24,681	4,003,999

Household Products - 0.5%
Procter & Gamble Co. (The)	24,681	2,047,289

Industrial Conglomerates - 1.2%
3M Co.	24,681	5,205,716

Insurance - 0.8%
Travelers Cos., Inc. (The)	24,681	3,248,020

IT Services - 1.7%
International Business Machines Corp.	24,687	3,616,152
Visa, Inc., Class A	24,681	3,625,392
		7,241,544
Machinery - 0.8%
Caterpillar, Inc.	24,681	3,426,957

Media - 0.6%
Walt Disney Co. (The)	24,681	2,764,766

Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp.	24,681	2,923,711
Exxon Mobil Corp.	24,681	1,978,675
		4,902,386
Pharmaceuticals - 1.4%
Johnson & Johnson	24,681	3,324,284
Merck & Co., Inc.	24,681	1,692,870
Pfizer, Inc.	24,681	1,024,755
		6,041,909
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	24,681	1,195,301

Software - 0.6%
Microsoft Corp.	24,681	2,772,417

Specialty Retail - 1.2%
Home Depot, Inc. (The)	24,681	4,955,204

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	24,681	5,618,137

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	24,681	2,028,778

TOTAL COMMON STOCKS (Cost $90,963,439)		94,510,208

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 59.2%

REPURCHASE AGREEMENTS(b) - 59.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $250,387,208 (Cost $250,333,178)	250,333,178	250,333,178

Total Investments - 81.5% (Cost $341,296,617)		344,843,386
Other Assets Less Liabilities - 18.5%		78,196,056
Net Assets - 100.0%		423,039,442

See accompanying notes to schedules of portfolio investments.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,227,053.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	84	9/21/2018	USD	$10,911,600	$719,855

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
12,704,327	11/6/2019	Bank of America NA	2.41%	Dow Jones Industrial AverageSM	5,210,973
37,476,868	11/6/2018	Citibank NA	2.48%	Dow Jones Industrial AverageSM	11,374,903
14,128,627	11/6/2019	Credit Suisse International	2.68%	Dow Jones Industrial AverageSM	5,256,122
177,919,515	11/6/2019	Deutsche Bank AG	2.61%	Dow Jones Industrial AverageSM	175,799
37,817,007	11/6/2018	Goldman Sachs International	2.46%	Dow Jones Industrial AverageSM	5,100,057
40,719,412	11/6/2018	Goldman Sachs International	2.31%	SPDR® Dow Jones Industrial AverageSM ETF Trust	5,953,010
301,000,400	11/6/2019	Morgan Stanley & Co. International plc	2.46%	SPDR® Dow Jones Industrial AverageSM ETF Trust	9,092,849
7,954,141	11/6/2019	Societe Generale	2.73%	Dow Jones Industrial AverageSM	5,676,618
110,943,184	11/6/2018	UBS AG	2.58%	Dow Jones Industrial AverageSM	18,747,304
740,663,481					66,587,635
				Total Unrealized Appreciation	66,587,635

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.9%

Banks - 26.2%
Associated Banc-Corp.	23,516	640,811
BancorpSouth Bank	11,412	397,138
Bank of America Corp.	1,311,446	40,563,025
Bank of Hawaii Corp.	5,877	488,555
Bank of the Ozarks	16,890	683,369
BankUnited, Inc.	14,752	572,230
BB&T Corp.	108,446	5,602,320
BOK Financial Corp.	3,461	354,925
Cathay General Bancorp	10,620	449,226
Chemical Financial Corp.	9,923	566,802
CIT Group, Inc.	15,732	853,304
Citigroup, Inc.	354,636	25,264,269
Citizens Financial Group, Inc.	67,416	2,774,843
Comerica, Inc.	23,915	2,331,234
Commerce Bancshares, Inc.	13,047	927,120
Cullen/Frost Bankers, Inc.	8,075	895,437
East West Bancorp, Inc.	20,154	1,277,562
Fifth Third Bancorp	95,335	2,805,709
First Citizens BancShares, Inc., Class A	1,205	572,387
First Financial Bankshares, Inc.	9,405	568,062
First Horizon National Corp.	45,507	838,239
First Republic Bank	22,500	2,285,775
FNB Corp.	45,040	605,788
Fulton Financial Corp.	24,445	444,899
Glacier Bancorp, Inc.	11,052	504,855
Hancock Whitney Corp.	11,862	611,486
Home BancShares, Inc.	21,942	513,662
Huntington Bancshares, Inc.	153,682	2,491,185
IBERIABANK Corp.	7,880	682,802
International Bancshares Corp.	7,541	353,296
Investors Bancorp, Inc.	34,815	445,632
JPMorgan Chase & Co.	473,529	54,256,953
KeyCorp	147,655	3,111,091
M&T Bank Corp.	20,204	3,579,139
MB Financial, Inc.	11,695	566,740
PacWest Bancorp	17,406	878,829
People’s United Financial, Inc.	48,383	895,569
Pinnacle Financial Partners, Inc.	10,288	664,090
PNC Financial Services Group, Inc. (The)	65,298	9,372,875
Popular, Inc.	14,229	716,288
Prosperity Bancshares, Inc.	9,712	726,846
Regions Financial Corp.	156,204	3,039,730
Signature Bank	7,466	864,115
Sterling Bancorp	31,359	716,553
SunTrust Banks, Inc.	64,648	4,755,507
SVB Financial Group*	7,369	2,378,345
Synovus Financial Corp.	16,500	825,990
TCF Financial Corp.	23,398	593,139
Texas Capital Bancshares, Inc.*	6,906	613,943
Trustmark Corp.	9,428	334,505
UMB Financial Corp.	6,130	461,221
Umpqua Holdings Corp.	30,623	655,332
United Bankshares, Inc.	14,619	575,989
US Bancorp	217,010	11,742,411
Valley National Bancorp	36,857	444,127
Webster Financial Corp.	12,812	837,649
Wells Fargo & Co.	609,940	35,669,291
Western Alliance Bancorp*	13,551	781,215
Wintrust Financial Corp.	7,829	693,258
Zions Bancorp	27,411	1,460,732
		240,577,419
Capital Markets - 11.9%
Affiliated Managers Group, Inc.	7,557	1,104,002
Ameriprise Financial, Inc.	20,114	2,855,383
Bank of New York Mellon Corp. (The)	140,562	7,330,308
BGC Partners, Inc., Class A	36,990	459,416
BlackRock, Inc.	17,152	8,216,837
Cboe Global Markets, Inc.	15,647	1,577,218
Charles Schwab Corp. (The)	166,999	8,481,879
CME Group, Inc.	47,358	8,274,863
E*TRADE Financial Corp.*	36,704	2,160,397
Eaton Vance Corp.	16,578	874,158
Evercore, Inc., Class A	5,664	601,234
FactSet Research Systems, Inc.	5,408	1,240,541
Federated Investors, Inc., Class B	13,258	307,055
Franklin Resources, Inc.	44,329	1,407,002
Goldman Sachs Group, Inc. (The)	48,855	11,618,208
Intercontinental Exchange, Inc.	80,555	6,140,708
Invesco Ltd.	57,129	1,376,809
Janus Henderson Group plc	25,085	708,651
Lazard Ltd., Class A	18,050	868,927
Legg Mason, Inc.	11,882	370,718
LPL Financial Holdings, Inc.	12,400	821,376
MarketAxess Holdings, Inc.	5,229	992,569
Moody’s Corp.	23,222	4,133,980
Morgan Stanley	189,579	9,257,143
MSCI, Inc.	12,383	2,232,160
Nasdaq, Inc.	16,256	1,551,473
Northern Trust Corp.	29,410	3,160,399
Raymond James Financial, Inc.	18,057	1,680,023
S&P Global, Inc.	34,954	7,237,226
SEI Investments Co.	18,246	1,150,958
State Street Corp.	50,823	4,417,027
Stifel Financial Corp.	9,953	556,074
T. Rowe Price Group, Inc.	33,672	3,902,248
TD Ameritrade Holding Corp.	37,875	2,218,339
Waddell & Reed Financial, Inc., Class A	11,412	228,468
		109,513,777
Consumer Finance - 3.1%
Ally Financial, Inc.	59,807	1,607,612
American Express Co.	99,314	10,525,298
Capital One Financial Corp.	67,656	6,704,033
Credit Acceptance Corp.*	1,776	811,117
Discover Financial Services	48,535	3,791,554
LendingClub Corp.*	52,531	189,637
Navient Corp.	36,797	501,911
PRA Group, Inc.*	6,295	230,082
SLM Corp.*	60,530	709,412
Synchrony Financial	98,673	3,124,974
		28,195,630
Diversified Financial Services - 6.2%
Berkshire Hathaway, Inc., Class B*	267,687	55,871,632
Voya Financial, Inc.	23,478	1,175,543
		57,047,175
Equity Real Estate Investment Trusts (REITs) - 14.8%
Acadia Realty Trust	11,349	323,674
Alexander & Baldwin, Inc.	9,407	220,782
Alexandria Real Estate Equities, Inc.	14,320	1,837,972
American Campus Communities, Inc.	19,010	797,089

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
American Homes 4 Rent, Class A	36,129	838,193
American Tower Corp.	61,424	9,159,547
Apartment Investment & Management Co., Class A	21,887	958,651
Apple Hospitality REIT, Inc.	30,110	531,442
AvalonBay Communities, Inc.	19,220	3,522,834
Boston Properties, Inc.	21,469	2,800,631
Brandywine Realty Trust	24,828	416,117
Brixmor Property Group, Inc.	42,114	767,317
Camden Property Trust	12,901	1,226,369
CBL & Associates Properties, Inc.	24,013	107,098
Colony Capital, Inc.	69,001	422,976
Columbia Property Trust, Inc.	16,494	397,176
CoreCivic, Inc.	16,486	426,823
CoreSite Realty Corp.	5,039	586,892
Corporate Office Properties Trust	14,211	437,415
Cousins Properties, Inc.	58,446	546,470
Crown Castle International Corp.	57,693	6,578,733
CubeSmart	25,351	774,473
CyrusOne, Inc.	13,785	923,044
DDR Corp.	21,310	298,127
DiamondRock Hospitality Co.	27,897	333,648
Digital Realty Trust, Inc.	28,647	3,560,249
Douglas Emmett, Inc.	22,218	867,835
Duke Realty Corp.	49,655	1,414,671
EastGroup Properties, Inc.	4,860	472,732
Education Realty Trust, Inc.	10,517	435,193
EPR Properties	8,991	630,988
Equinix, Inc.	11,053	4,820,545
Equity Commonwealth*	16,893	541,590
Equity LifeStyle Properties, Inc.	12,341	1,195,596
Equity Residential	51,212	3,469,613
Essex Property Trust, Inc.	9,186	2,262,328
Extra Space Storage, Inc.	17,538	1,617,179
Federal Realty Investment Trust	10,184	1,330,132
First Industrial Realty Trust, Inc.	17,432	565,843
Forest City Realty Trust, Inc., Class A	37,158	934,524
Four Corners Property Trust, Inc.	9,022	243,053
Gaming and Leisure Properties, Inc.	27,916	999,114
GEO Group, Inc. (The)	17,107	434,005
Gramercy Property Trust	22,357	611,464
HCP, Inc.	65,339	1,766,113
Healthcare Realty Trust, Inc.	17,414	539,137
Healthcare Trust of America, Inc., Class A	28,537	815,302
Highwoods Properties, Inc.	14,382	715,361
Hospitality Properties Trust	22,859	662,682
Host Hotels & Resorts, Inc.	103,102	2,219,786
Hudson Pacific Properties, Inc.	21,790	737,374
Iron Mountain, Inc.	39,142	1,413,026
JBG SMITH Properties	12,955	485,294
Kilroy Realty Corp.	13,748	1,005,529
Kimco Realty Corp.	59,091	1,011,047
Kite Realty Group Trust	11,636	203,397
Lamar Advertising Co., Class A	11,690	900,715
LaSalle Hotel Properties	15,349	538,903
Lexington Realty Trust	30,041	280,583
Liberty Property Trust	20,557	899,369
Life Storage, Inc.	6,472	631,667
Macerich Co. (The)	15,098	886,857
Mack-Cali Realty Corp.	12,536	273,786
Medical Properties Trust, Inc.	50,727	763,441
Mid-America Apartment Communities, Inc.	15,825	1,638,837
National Health Investors, Inc.	5,779	457,986
National Retail Properties, Inc.	21,395	986,096
Omega Healthcare Investors, Inc.	27,620	912,841
Outfront Media, Inc.	19,358	384,643
Paramount Group, Inc.	28,427	451,421
Park Hotels & Resorts, Inc.	27,973	935,697
Pebblebrook Hotel Trust	9,602	370,733
Physicians Realty Trust	25,314	442,742
Piedmont Office Realty Trust, Inc., Class A	17,823	353,608
PotlatchDeltic Corp.	8,379	404,706
Prologis, Inc.	87,515	5,879,250
Public Storage	20,841	4,430,380
Rayonier, Inc.	17,997	626,836
Realty Income Corp.	39,555	2,316,736
Regency Centers Corp.	20,500	1,353,615
Retail Properties of America, Inc., Class A	30,524	388,571
Retail Value, Inc.*	2,135	76,262
RLJ Lodging Trust	24,365	533,837
Ryman Hospitality Properties, Inc.	7,133	632,911
Sabra Health Care REIT, Inc.	24,797	584,713
SBA Communications Corp.*	16,019	2,486,629
Senior Housing Properties Trust	33,049	631,566
Simon Property Group, Inc.	43,070	7,883,102
SL Green Realty Corp.	12,295	1,283,598
Spirit MTA REIT*	5,959	63,880
Spirit Realty Capital, Inc.	59,604	498,885
STORE Capital Corp.	23,963	690,374
Sun Communities, Inc.	11,138	1,149,219
Sunstone Hotel Investors, Inc.	31,380	526,556
Tanger Factory Outlet Centers, Inc.	13,128	315,860
Taubman Centers, Inc.	8,482	548,022
UDR, Inc.	37,217	1,487,564
Uniti Group, Inc.	22,970	478,235
Urban Edge Properties	14,736	336,865
Ventas, Inc.	49,554	2,966,798
VEREIT, Inc.	134,664	1,053,072
Vornado Realty Trust	24,068	1,853,236
Washington Prime Group, Inc.	25,869	200,226
Washington REIT	10,934	345,077
Weingarten Realty Investors	16,575	512,665
Welltower, Inc.	51,733	3,451,108
Weyerhaeuser Co.	105,282	3,654,338
WP Carey, Inc.	14,911	992,774
Xenia Hotels & Resorts, Inc.	14,862	360,552
		136,322,138
Insurance - 11.1%
Aflac, Inc.	107,667	4,978,522
Alleghany Corp.	2,131	1,346,323
Allstate Corp. (The)	48,883	4,916,163
American Financial Group, Inc.	9,650	1,074,624
American International Group, Inc.	124,844	6,637,955
AmTrust Financial Services, Inc.	13,089	190,314
Aon plc	34,004	4,949,622
Arch Capital Group Ltd.*	56,650	1,731,791
Arthur J Gallagher & Co.	25,350	1,828,749
Aspen Insurance Holdings Ltd.	8,294	341,298
Assurant, Inc.	7,327	753,362
Assured Guaranty Ltd.	15,628	636,685
Athene Holding Ltd., Class A*	17,639	875,953
Axis Capital Holdings Ltd.	11,613	667,980
Brighthouse Financial, Inc.*	16,658	691,474
Brown & Brown, Inc.	31,885	971,855
Chubb Ltd.	64,780	8,760,847

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cincinnati Financial Corp.	20,774	1,592,743
CNO Financial Group, Inc.	23,276	502,994
Erie Indemnity Co., Class A	2,571	317,596
Everest Re Group Ltd.	5,697	1,270,545
Fidelity National Financial, Inc.	38,190	1,531,419
First American Financial Corp.	15,514	882,126
Genworth Financial, Inc., Class A*	69,431	322,854
Hanover Insurance Group, Inc. (The)	5,915	724,528
Hartford Financial Services Group, Inc. (The)	49,809	2,508,879
Kemper Corp.	8,636	702,539
Lincoln National Corp.	30,419	1,994,878
Loews Corp.	36,418	1,832,190
Markel Corp.*	1,931	2,334,193
Marsh & McLennan Cos., Inc.	70,565	5,971,916
Mercury General Corp.	5,081	273,866
MetLife, Inc.	141,382	6,488,020
Old Republic International Corp.	34,884	773,727
Primerica, Inc.	6,132	749,637
Principal Financial Group, Inc.	37,042	2,044,348
ProAssurance Corp.	7,454	360,401
Progressive Corp. (The)	80,997	5,469,727
Prudential Financial, Inc.	58,410	5,738,783
Reinsurance Group of America, Inc.	8,974	1,281,936
RenaissanceRe Holdings Ltd.	5,598	744,310
RLI Corp.	5,423	417,408
Torchmark Corp.	14,684	1,291,017
Travelers Cos., Inc. (The)	37,586	4,946,318
Unum Group	30,765	1,134,613
White Mountains Insurance Group Ltd.	425	394,379
Willis Towers Watson plc	18,337	2,700,490
WR Berkley Corp.	13,367	1,046,101
XL Group Ltd.	35,923	2,061,621
		101,759,619
IT Services - 7.0%
Mastercard, Inc., Class A	127,518	27,487,780
Visa, Inc., Class A	248,420	36,490,414
		63,978,194
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.	65,644	1,248,549
Annaly Capital Management, Inc.	161,268	1,712,666
Blackstone Mortgage Trust, Inc., Class A	15,905	541,724
Chimera Investment Corp.	26,005	484,473
Invesco Mortgage Capital, Inc.	15,528	252,019
MFA Financial, Inc.	62,375	477,793
New Residential Investment Corp.	46,747	868,092
Starwood Property Trust, Inc.	36,436	802,685
Two Harbors Investment Corp.	34,537	539,468
		6,927,469
Professional Services - 0.2%
CoStar Group, Inc.*	5,062	2,238,214

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	42,050	2,052,460
Howard Hughes Corp. (The)*	5,384	701,912
Jones Lang LaSalle, Inc.	6,327	964,994
Realogy Holdings Corp.	17,738	379,416
		4,098,782
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	19,224	253,949
Essent Group Ltd.*	11,459	496,862
MGIC Investment Corp.*	51,643	656,899
New York Community Bancorp, Inc.	68,199	734,503
Radian Group, Inc.	29,848	606,810
Washington Federal, Inc.	11,751	400,709
		3,149,732
TOTAL COMMON STOCKS (Cost $570,335,698)		753,808,149

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.3%

REPURCHASE AGREEMENTS(b) - 8.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $75,955,842 (Cost $75,939,451)	75,939,451	75,939,451

Total Investments - 90.2% (Cost $646,275,149)		829,747,600
Other Assets Less Liabilities - 9.8%		89,850,255
Net Assets - 100.0%		919,597,855

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $159,163,432.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
12,885,271	11/6/2019	Bank of America NA	2.58%	iShares® U.S. Financials ETF	1,988,621
48,413,627	11/6/2018	Bank of America NA	2.63%	Dow Jones U.S. FinancialsSM Index(3)	19,241,092
69,307,877	11/6/2019	Citibank NA	2.66%	Dow Jones U.S. FinancialsSM Index(3)	4,529,738
55,529,053	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. FinancialsSM Index(3)	1,246,622
268,004,060	11/13/2019	Deutsche Bank AG	2.61%	Dow Jones U.S. FinancialsSM Index(3)	16,037,435
25,500,131	11/13/2019	Goldman Sachs International	2.46%	Dow Jones U.S. FinancialsSM Index(3)	2,488,079
14,636,646	11/13/2019	Morgan Stanley & Co. International plc	2.68%	Dow Jones U.S. FinancialsSM Index(3)	1,076,528
173,333,333	11/13/2019	Morgan Stanley & Co. International plc	2.28%	iShares® U.S. Financials ETF	8,122,461
86,450,632	11/6/2019	Societe Generale	2.83%	Dow Jones U.S. FinancialsSM Index(3)	7,532,013
330,560,729	11/6/2019	UBS AG	2.63%	Dow Jones U.S. FinancialsSM Index(3)	19,271,099
1,084,621,359					81,533,688
				Total Unrealized Appreciation	81,533,688

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 85.2%

REPURCHASE AGREEMENTS(a) - 85.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $26,162,133 (Cost $26,156,488)	26,156,488	26,156,488

Total Investments - 85.2% (Cost $26,156,488)		26,156,488
Other Assets Less Liabilities - 14.8%		4,538,190
Net Assets - 100.0%		30,694,678

See accompanying notes to schedules of portfolio investments.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
914,721	11/6/2018	Bank of America NA	2.28%	iShares® China Large-Cap ETF	(1,132,575)
4,547,658	11/6/2019	Citibank NA	1.21%	iShares® China Large-Cap ETF	(1,337,527)
14,810,611	11/6/2019	Credit Suisse International	1.83%	iShares® China Large-Cap ETF	(600,389)
95,149	11/6/2019	Goldman Sachs International	0.46%	iShares® China Large-Cap ETF	(793,416)
89,343	11/6/2019	Morgan Stanley & Co. International plc	1.13%	iShares® China Large-Cap ETF	(2,138,235)
33,550,018	11/6/2019	Societe Generale	1.58%	iShares® China Large-Cap ETF	(1,423,733)
7,215,999	11/6/2019	UBS AG	1.08%	iShares® China Large-Cap ETF	980,520
61,223,499					(6,445,355)
				Total Unrealized Appreciation	980,520
				Total Unrealized Depreciation	(7,425,875)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 78.2%

REPURCHASE AGREEMENTS(a) - 78.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $7,315,150 (Cost $7,313,572)	7,313,572	7,313,572

Total Investments - 78.2% (Cost $7,313,572)		7,313,572
Other Assets Less Liabilities - 21.8%		2,032,978
Net Assets - 100.0%		9,346,550

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,407,706	11/6/2019	Bank of America NA	2.38%	Vanguard® FTSE Europe ETF Shares	76,692
828,870	11/6/2019	Citibank NA	2.16%	Vanguard® FTSE Europe ETF Shares	(299,691)
775,976	11/6/2019	Credit Suisse International	1.88%	Vanguard® FTSE Europe ETF Shares	(166,001)
2,150,272	11/6/2019	Goldman Sachs International	1.76%	Vanguard® FTSE Europe ETF Shares	(59,828)
4,874,467	11/6/2019	Morgan Stanley & Co. International plc	2.38%	Vanguard® FTSE Europe ETF Shares	50,129
103,809	11/6/2019	Societe Generale	2.08%	Vanguard® FTSE Europe ETF Shares	(142,168)
545,563	11/6/2019	UBS AG	2.08%	Vanguard® FTSE Europe ETF Shares	(264,465)
18,686,663					(805,332)
				Total Unrealized Appreciation	126,821
				Total Unrealized Depreciation	(932,153)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 72.3%

VanEck Vectors Gold Miners ETF (Cost $6,608,872)	295,009	5,472,417

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 23.2%

REPURCHASE AGREEMENTS(a) - 23.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,758,718 (Cost $1,758,339)	1,758,339	1,758,339

Total Investments - 95.5% (Cost $8,367,211)		7,230,756
Other Assets Less Liabilities - 4.5%		337,184
Net Assets - 100.0%		7,567,940

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra Gold Miners had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
2,176,619	11/6/2019	Bank of America NA	2.53%	VanEck Vectors Gold Miners ETF	(146,425)
2,310,908	11/6/2019	Goldman Sachs International	2.51%	VanEck Vectors Gold Miners ETF	(237,830)
145,784	1/7/2019	Morgan Stanley & Co. International plc	2.58%	VanEck Vectors Gold Miners ETF	(90,914)
3,504,561	1/7/2019	Societe Generale	2.58%	VanEck Vectors Gold Miners ETF	(437,994)
1,515,310	1/7/2019	UBS AG	2.53%	VanEck Vectors Gold Miners ETF	(405,093)
9,653,182					(1,318,256)
				Total Unrealized Depreciation	(1,318,256)

(1)   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.4%

Biotechnology - 16.8%
AbbVie, Inc.	51,126	4,907,073
ACADIA Pharmaceuticals, Inc.*	3,327	47,310
Agios Pharmaceuticals, Inc.*	1,672	134,964
Alexion Pharmaceuticals, Inc.*	7,507	917,656
Alkermes plc*	5,231	234,558
Alnylam Pharmaceuticals, Inc.*	2,815	345,316
Amgen, Inc.	22,469	4,489,531
Biogen, Inc.*	7,118	2,516,142
BioMarin Pharmaceutical, Inc.*	5,961	595,981
Bluebird Bio, Inc.*	1,803	303,445
Celgene Corp.*	23,847	2,252,349
Clovis Oncology, Inc.*	1,773	63,385
Exact Sciences Corp.*	4,112	307,948
Exelixis, Inc.*	9,515	178,787
Gilead Sciences, Inc.	43,866	3,321,972
Incyte Corp.*	5,935	438,656
Intercept Pharmaceuticals, Inc.*	705	78,819
Intrexon Corp.*	2,268	34,882
Ionis Pharmaceuticals, Inc.*	4,631	211,590
Ligand Pharmaceuticals, Inc.*	720	186,977
Myriad Genetics, Inc.*	2,358	117,405
Neurocrine Biosciences, Inc.*	3,033	372,907
OPKO Health, Inc.*	12,269	72,632
Portola Pharmaceuticals, Inc.*	2,220	66,267
Radius Health, Inc.*	1,396	28,716
Regeneron Pharmaceuticals, Inc.*	2,609	1,061,211
Seattle Genetics, Inc.*	3,577	274,570
TESARO, Inc.*	1,295	42,023
Ultragenyx Pharmaceutical, Inc.*	1,561	132,263
United Therapeutics Corp.*	1,469	180,672
Vertex Pharmaceuticals, Inc.*	8,597	1,585,287
		25,501,294
Health Care Equipment & Supplies - 18.6%
Abbott Laboratories	59,145	3,953,252
ABIOMED, Inc.*	1,426	579,783
Align Technology, Inc.*	2,434	940,717
Avanos Medical, Inc.*	1,587	114,423
Baxter International, Inc.	16,620	1,236,029
Becton Dickinson and Co.	9,014	2,360,496
Boston Scientific Corp.*	46,548	1,655,247
Cooper Cos., Inc. (The)	1,653	422,804
Danaher Corp.	20,739	2,147,316
DENTSPLY SIRONA, Inc.	7,672	306,266
DexCom, Inc.*	2,971	428,953
Edwards Lifesciences Corp.*	7,110	1,025,546
Haemonetics Corp.*	1,761	196,598
Hill-Rom Holdings, Inc.	2,236	217,496
Hologic, Inc.*	9,210	366,190
IDEXX Laboratories, Inc.*	2,930	744,337
Integra LifeSciences Holdings Corp.*	2,380	141,539
Intuitive Surgical, Inc.*	3,821	2,139,760
Masimo Corp.*	1,607	189,449
Medtronic plc	45,685	4,404,491
NuVasive, Inc.*	1,730	121,429
ResMed, Inc.	4,816	536,551
STERIS plc	2,855	326,669
Stryker Corp.	10,843	1,837,129
Teleflex, Inc.	1,537	380,300
Varian Medical Systems, Inc.*	3,087	345,806
West Pharmaceutical Services, Inc.	2,483	290,635
Zimmer Biomet Holdings, Inc.	6,858	847,854
		28,257,065
Health Care Providers & Services - 18.4%
Acadia Healthcare Co., Inc.*	2,769	114,997
Aetna, Inc.	11,034	2,209,779
Anthem, Inc.	8,610	2,279,325
Brookdale Senior Living, Inc.*	6,329	62,784
Centene Corp.*	6,922	1,013,935
Chemed Corp.	538	174,065
Cigna Corp.	8,207	1,545,706
CVS Health Corp.	34,297	2,580,506
DaVita, Inc.*	4,710	326,356
Encompass Health Corp.	3,334	272,021
Envision Healthcare Corp.*	4,087	185,386
Express Scripts Holding Co.*	18,951	1,668,067
HCA Healthcare, Inc.	9,426	1,264,121
Henry Schein, Inc.*	5,197	403,703
Humana, Inc.	4,645	1,547,993
Laboratory Corp. of America Holdings*	3,451	596,574
LifePoint Health, Inc.*	1,307	84,171
Magellan Health, Inc.*	830	61,005
McKesson Corp.	6,816	877,560
MEDNAX, Inc.*	3,188	150,952
Molina Healthcare, Inc.*	1,602	221,076
Owens & Minor, Inc.	2,084	35,386
Patterson Cos., Inc.	2,745	61,900
Quest Diagnostics, Inc.	4,581	503,818
Tenet Healthcare Corp.*	2,754	92,865
UnitedHealth Group, Inc.	32,419	8,703,205
Universal Health Services, Inc., Class B	2,940	382,670
WellCare Health Plans, Inc.*	1,663	503,174
		27,923,100
Life Sciences Tools & Services - 5.6%
Agilent Technologies, Inc.	10,795	729,094
Bio-Rad Laboratories, Inc., Class A*	684	222,505
Bio-Techne Corp.	1,267	243,480
Bruker Corp.	3,423	121,790
Charles River Laboratories International, Inc.*	1,616	199,592
Illumina, Inc.*	4,960	1,759,957
IQVIA Holdings, Inc.*	5,460	693,912
Mettler-Toledo International, Inc.*	857	500,882
PRA Health Sciences, Inc.*	1,945	205,392
Syneos Health, Inc.*	2,046	101,993
Thermo Fisher Scientific, Inc.	13,573	3,245,304
Waters Corp.*	2,642	500,606
		8,524,507
Pharmaceuticals - 26.0%
Akorn, Inc.*	3,169	49,722
Allergan plc	11,439	2,192,971
Amneal Pharmaceuticals, Inc.*	2,516	58,120
Bristol-Myers Squibb Co.	55,142	3,338,848
Catalent, Inc.*	4,834	202,061
Eli Lilly & Co.	32,223	3,404,360
Endo International plc*	6,799	116,603
Horizon Pharma plc*	5,568	117,707
Jazz Pharmaceuticals plc*	2,023	345,771
Johnson & Johnson	90,483	12,187,155
Mallinckrodt plc*	2,803	96,591
Medicines Co. (The)*	2,185	86,548

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Merck & Co., Inc.	90,760	6,225,228
Mylan NV*	17,391	680,510
Nektar Therapeutics*	5,434	361,307
Pacira Pharmaceuticals, Inc.*	1,374	64,784
Perrigo Co. plc	4,343	332,283
Pfizer, Inc.	197,339	8,193,515
Prestige Consumer Healthcare, Inc.*	1,790	68,915
Zoetis, Inc.	16,323	1,478,864
		39,601,863
TOTAL COMMON STOCKS (Cost $130,627,716)		129,807,829

Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d) (Cost $–)	5,189	5,760

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 2.3%

REPURCHASE AGREEMENTS(e) - 2.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,563,746 (Cost $3,562,977)	3,562,977	3,562,977

Total Investments - 87.7% (Cost $134,190,693)		133,376,566
Other Assets Less Liabilities - 12.3%		18,789,098
Net Assets - 100.0%		152,165,664

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,058,254.

(b)         Represents less than 0.05% of net assets.

(c)          Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $5,760, which represents approximately 0.00% of net assets of the Fund.

(d)         Illiquid security.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                             Contingent Value Rights — No defined expiration

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
316,168	11/13/2019	Bank of America NA	2.48%	Dow Jones U.S. Health CareSM Index(3)	(1,234,379)
17,647,037	11/13/2019	Bank of America NA	2.23%	iShares® U.S. Healthcare ETF	779,283
2,068,003	11/6/2018	Citibank NA	2.26%	Dow Jones U.S. Health CareSM Index(3)	646,342
24,755,460	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. Health CareSM Index(3)	1,260,017
5,625,772	11/6/2018	Goldman Sachs International	1.99%	iShares® U.S. Healthcare ETF	1,109,215
101,024,612	11/13/2019	Goldman Sachs International	2.46%	Dow Jones U.S. Health CareSM Index(3)	3,570,377
277,945	11/13/2019	Morgan Stanley & Co. International plc	2.33%	iShares® U.S. Healthcare ETF	(1,004,934)
416,585	11/13/2019	Morgan Stanley & Co. International plc	2.78%	Dow Jones U.S. Health CareSM Index(3)	152,857
18,852,806	11/6/2019	Societe Generale	2.73%	Dow Jones U.S. Health CareSM Index(3)	3,914,597
3,355,736	11/13/2019	UBS AG	2.43%	Dow Jones U.S. Health CareSM Index(3)	5,445,227
174,340,124					14,638,602
				Total Unrealized Appreciation	16,877,915
				Total Unrealized Depreciation	(2,239,313)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 71.3%

iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,390,415)	27,395	2,365,832

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.1%

REPURCHASE AGREEMENTS(a) - 9.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $302,510 (Cost $302,446)	302,446	302,446

Total Investments - 80.4% (Cost $2,692,861)		2,668,278
Other Assets Less Liabilities - 19.6%		650,575
Net Assets - 100.0%		3,318,853

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation ($)
1,034,229	11/6/2019	Citibank NA	1.83%	iShares® iBoxx $ High Yield Corporate Bond ETF	21,309
2,573,965	11/6/2019	Credit Suisse International	0.33%	iShares® iBoxx $ High Yield Corporate Bond ETF	85,155
656,501	11/2/2018	Goldman Sachs International	1.71%	iShares® iBoxx $ High Yield Corporate Bond ETF	56,953
4,264,695					163,417
				Total Unrealized Appreciation	163,417

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.8%

Aerospace & Defense - 15.0%
Arconic, Inc.	2,313	51,765
Boeing Co. (The)	2,980	1,021,514
BWX Technologies, Inc.	543	33,297
Curtiss-Wright Corp.	241	32,282
Esterline Technologies Corp.*	141	12,119
General Dynamics Corp.	1,503	290,680
Harris Corp.	647	105,144
HEICO Corp.	221	20,040
HEICO Corp., Class A	388	28,906
Hexcel Corp.	488	32,267
Huntington Ingalls Industries, Inc.	242	59,162
KLX, Inc.*	277	20,454
L3 Technologies, Inc.	426	91,045
Lockheed Martin Corp.	1,351	432,874
Moog, Inc., Class A	176	13,888
Northrop Grumman Corp.	950	283,565
Raytheon Co.	1,563	311,725
Rockwell Collins, Inc.	894	121,539
Spirit AeroSystems Holdings, Inc., Class A	579	49,504
Teledyne Technologies, Inc.*	195	46,266
Textron, Inc.	1,393	96,159
TransDigm Group, Inc.*	266	93,100
United Technologies Corp.	4,050	533,385
		3,780,680
Air Freight & Logistics - 3.9%
CH Robinson Worldwide, Inc.	759	72,925
Expeditors International of Washington, Inc.	950	69,616
FedEx Corp.	1,338	326,405
United Parcel Service, Inc., Class B	3,752	461,046
XPO Logistics, Inc.*	573	61,024
		991,016
Building Products - 2.0%
Allegion plc	518	45,180
AO Smith Corp.	789	45,825
Armstrong World Industries, Inc.*	282	19,684
Fortune Brands Home & Security, Inc.	794	42,066
Johnson Controls International plc	5,041	190,399
Lennox International, Inc.	202	45,008
Masco Corp.	1,690	64,169
Owens Corning	602	34,085
USG Corp.*	480	20,688
		507,104
Chemicals - 0.8%
Sherwin-Williams Co. (The)	447	203,644

Commercial Services & Supplies - 2.1%
Brink’s Co. (The)	276	20,728
Cintas Corp.	470	100,284
Clean Harbors, Inc.*	278	19,068
Covanta Holding Corp.	712	12,567
Deluxe Corp.	260	15,397
Healthcare Services Group, Inc.	401	16,525
MSA Safety, Inc.	187	18,904
Republic Services, Inc.	1,213	88,986
Stericycle, Inc.*	466	28,747
Tetra Tech, Inc.	303	21,149
Waste Management, Inc.	2,164	196,708
		539,063
Construction & Engineering - 1.0%
AECOM*	872	29,334
Dycom Industries, Inc.*	170	14,265
EMCOR Group, Inc.	317	25,392
Fluor Corp.	765	43,919
Jacobs Engineering Group, Inc.	657	47,757
KBR, Inc.	766	16,071
MasTec, Inc.*	355	15,549
Quanta Services, Inc.*	814	28,156
Valmont Industries, Inc.	123	17,269
		237,712
Construction Materials - 0.7%
Eagle Materials, Inc.	261	24,098
Martin Marietta Materials, Inc.	343	68,161
Summit Materials, Inc., Class A*	608	12,932
Vulcan Materials Co.	719	79,666
		184,857
Containers & Packaging - 2.5%
AptarGroup, Inc.	339	35,497
Avery Dennison Corp.	479	50,381
Ball Corp.	1,901	79,614
Bemis Co., Inc.	496	24,443
Berry Global Group, Inc.*	717	34,222
Crown Holdings, Inc.*	731	31,294
Graphic Packaging Holding Co.	1,689	24,017
International Paper Co.	2,254	115,269
Owens-Illinois, Inc.*	879	15,532
Packaging Corp. of America	514	56,499
Sealed Air Corp.	878	35,217
Silgan Holdings, Inc.	404	11,009
Sonoco Products Co.	542	30,374
WestRock Co.	1,396	76,892
		620,260
Electrical Equipment - 3.5%
Acuity Brands, Inc.	224	34,236
AMETEK, Inc.	1,261	97,046
Eaton Corp. plc	2,380	197,873
Emerson Electric Co.	3,430	263,184
EnerSys	229	19,005
Generac Holdings, Inc.*	336	18,645
Hubbell, Inc.	298	37,655
nVent Electric plc	884	24,832
Regal Beloit Corp.	239	20,004
Rockwell Automation, Inc.	684	123,777
Sensata Technologies Holding plc*	934	49,455
		885,712
Electronic Equipment, Instruments & Components - 4.2%
Amphenol Corp., Class A	1,641	155,206
Anixter International, Inc.*	158	11,392
Arrow Electronics, Inc.*	478	37,059
Avnet, Inc.	642	31,073
Belden, Inc.	221	16,071
Cognex Corp.	941	50,626
Coherent, Inc.*	136	25,921
Corning, Inc.	4,519	151,432
Dolby Laboratories, Inc., Class A	339	23,794
FLIR Systems, Inc.	747	46,867
IPG Photonics Corp.*	205	35,973
Itron, Inc.*	187	12,417
Jabil, Inc.	932	27,550
Keysight Technologies, Inc.*	1,018	66,058
Littelfuse, Inc.	135	30,181

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
National Instruments Corp.	586	27,981
TE Connectivity Ltd.	1,905	174,650
Trimble, Inc.*	1,356	57,088
Vishay Intertechnology, Inc.	718	17,088
Zebra Technologies Corp., Class A*	290	49,805
		1,048,232
Industrial Conglomerates - 8.5%
3M Co.	3,231	681,482
Carlisle Cos., Inc.	332	42,101
General Electric Co.	47,268	611,648
Honeywell International, Inc.	4,065	646,579
Roper Technologies, Inc.	561	167,386
		2,149,196
IT Services - 12.5%
Accenture plc, Class A	3,501	591,914
Alliance Data Systems Corp.	263	62,747
Automatic Data Processing, Inc.	2,397	351,760
Broadridge Financial Solutions, Inc.	642	86,760
Conduent, Inc.*	1,077	24,965
Convergys Corp.	497	12,291
CoreLogic, Inc.*	445	22,624
Euronet Worldwide, Inc.*	279	27,286
Fidelity National Information Services, Inc.	1,802	194,922
First Data Corp., Class A*	3,016	77,572
Fiserv, Inc.*	2,228	178,396
FleetCor Technologies, Inc.*	487	104,091
Genpact Ltd.	818	25,064
Global Payments, Inc.	869	108,260
Jack Henry & Associates, Inc.	420	66,545
MAXIMUS, Inc.	356	23,674
Paychex, Inc.	1,741	127,528
PayPal Holdings, Inc.*	6,074	560,812
Sabre Corp.	1,376	35,927
Square, Inc., Class A*	1,578	139,874
Total System Services, Inc.	903	87,717
Western Union Co. (The)	2,507	47,432
WEX, Inc.*	217	41,278
Worldpay, Inc.*	1,619	157,674
		3,157,113
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	602	55,643

Machinery - 10.1%
Actuant Corp., Class A	330	9,718
AGCO Corp.	359	21,418
Allison Transmission Holdings, Inc.	675	33,520
Barnes Group, Inc.	264	17,968
Caterpillar, Inc.	3,254	451,818
Colfax Corp.*	537	18,752
Crane Co.	275	25,102
Cummins, Inc.	843	119,537
Deere & Co.	1,764	253,663
Donaldson Co., Inc.	708	35,825
Dover Corp.	841	72,217
Flowserve Corp.	712	37,109
Fortive Corp.	1,670	140,247
Graco, Inc.	912	42,873
Hillenbrand, Inc.	340	17,391
IDEX Corp.	417	63,889
Illinois Tool Works, Inc.	1,660	230,541
Ingersoll-Rand plc	1,350	136,741
ITT, Inc.	476	28,136
Kennametal, Inc.	445	18,174
Lincoln Electric Holdings, Inc.	337	31,732
Middleby Corp. (The)*	304	36,948
Mueller Industries, Inc.	314	10,039
Nordson Corp.	278	38,648
Oshkosh Corp.	402	28,244
PACCAR, Inc.	1,914	130,956
Parker-Hannifin Corp.	724	127,134
Pentair plc	883	38,393
Snap-on, Inc.	307	54,271
Terex Corp.	393	15,229
Timken Co. (The)	372	18,098
Toro Co. (The)	578	35,137
Trinity Industries, Inc.	812	29,102
Wabtec Corp.	467	50,585
Welbilt, Inc.*	761	16,841
Woodward, Inc.	301	24,249
Xylem, Inc.	980	74,392
		2,534,637
Marine - 0.1%
Kirby Corp.*	293	25,579

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	789	23,007

Professional Services - 1.6%
Equifax, Inc.	655	87,751
FTI Consulting, Inc.*	206	15,701
ManpowerGroup, Inc.	358	33,555
Nielsen Holdings plc	1,823	47,398
Robert Half International, Inc.	672	52,537
TransUnion	821	61,821
Verisk Analytics, Inc.*	846	100,750
		399,513
Road & Rail - 6.0%
CSX Corp.	4,765	353,372
Genesee & Wyoming, Inc., Class A*	327	28,740
JB Hunt Transport Services, Inc.	467	56,390
Kansas City Southern	558	64,706
Landstar System, Inc.	229	26,518
Norfolk Southern Corp.	1,538	267,366
Old Dominion Freight Line, Inc.	371	56,540
Ryder System, Inc.	289	22,207
Union Pacific Corp.	4,222	635,918
		1,511,757
Trading Companies & Distributors - 1.9%
Air Lease Corp.	527	24,353
Applied Industrial Technologies, Inc.	211	16,258
Fastenal Co.	1,565	91,333
GATX Corp.	206	17,397
HD Supply Holdings, Inc.*	1,009	46,000
MRC Global, Inc.*	487	10,037
MSC Industrial Direct Co., Inc., Class A	249	21,284
NOW, Inc.*	588	10,108
United Rentals, Inc.*	456	71,077
Univar, Inc.*	623	17,332
Watsco, Inc.	175	30,623
WESCO International, Inc.*	255	15,593

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WW Grainger, Inc.	277	98,077
		469,472
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	436	20,510

TOTAL COMMON STOCKS (Cost $20,516,902)		19,344,707

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 3.3%

REPURCHASE AGREEMENTS(b) - 3.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $839,635 (Cost $839,454)	839,454	839,454

Total Investments - 80.1% (Cost $21,356,356)		20,184,161
Other Assets Less Liabilities - 19.9%		5,008,121
Net Assets - 100.0%		25,192,282

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,392,246.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
248,857	11/6/2018	Bank of America NA	2.08%	iShares® U.S. Industrials ETF	964,161
643,516	11/13/2019	Bank of America NA	2.38%	Dow Jones U.S. IndustrialsSM Index	547,330
683,996	11/6/2018	Citibank NA	2.26%	Dow Jones U.S. IndustrialsSM Index	207,503
136,148	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. IndustrialsSM Index	90,484
181,030	11/13/2019	Deutsche Bank AG	2.51%	Dow Jones U.S. IndustrialsSM Index	(181,527)
651,655	11/6/2019	Goldman Sachs International	2.46%	Dow Jones U.S. IndustrialsSM Index	265,805
6,683,755	11/6/2018	Morgan Stanley & Co. International plc	2.13%	iShares® U.S. Industrials ETF	885,121
15,835,867	11/13/2019	Morgan Stanley & Co. International plc	2.58%	Dow Jones U.S. IndustrialsSM Index	322,801
76,531	11/13/2019	Societe Generale	2.48%	Dow Jones U.S. IndustrialsSM Index	(371,793)
5,869,490	11/6/2019	UBS AG	2.43%	Dow Jones U.S. IndustrialsSM Index	982,237
31,010,845					3,712,122
				Total Unrealized Appreciation	4,265,442
				Total Unrealized Depreciation	(553,320)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.6%

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	3,024	405,065
Esterline Technologies Corp.*	1,771	152,217
KLX, Inc.*	3,470	256,225
Teledyne Technologies, Inc.*	2,447	580,575
		1,394,082
Airlines - 0.3%
JetBlue Airways Corp.*	21,653	413,139

Auto Components - 0.9%
Adient plc	6,395	276,839
Dana, Inc.	9,953	194,780
Delphi Technologies plc	6,073	213,952
Gentex Corp.	18,735	438,024
Visteon Corp.*	2,017	222,657
		1,346,252
Automobiles - 0.2%
Thor Industries, Inc.	3,353	320,010

Banks - 6.4%
Associated Banc-Corp.	11,567	315,201
BancorpSouth Bank	5,613	195,332
Bank of Hawaii Corp.	2,892	240,412
Bank of the Ozarks	8,307	336,101
Cathay General Bancorp	5,225	221,018
Chemical Financial Corp.	4,881	278,803
Commerce Bancshares, Inc.	6,417	455,992
Cullen/Frost Bankers, Inc.	3,971	440,344
East West Bancorp, Inc.	9,912	628,322
First Horizon National Corp.	22,384	412,313
FNB Corp.	22,157	298,012
Fulton Financial Corp.	12,024	218,837
Hancock Whitney Corp.	5,835	300,794
Home BancShares, Inc.	10,792	252,641
International Bancshares Corp.	3,708	173,720
MB Financial, Inc.	5,752	278,742
PacWest Bancorp	8,561	432,245
Pinnacle Financial Partners, Inc.	5,062	326,752
Prosperity Bancshares, Inc.	4,779	357,660
Signature Bank	3,673	425,113
Sterling Bancorp	15,425	352,461
Synovus Financial Corp.	8,117	406,337
TCF Financial Corp.	11,509	291,753
Texas Capital Bancshares, Inc.*	3,399	302,171
Trustmark Corp.	4,636	164,485
UMB Financial Corp.	3,015	226,849
Umpqua Holdings Corp.	15,061	322,305
United Bankshares, Inc.	7,192	283,365
Valley National Bancorp	18,129	218,454
Webster Financial Corp.	6,300	411,894
Wintrust Financial Corp.	3,851	341,006
		9,909,434
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	598	181,284

Biotechnology - 0.5%
Exelixis, Inc.*	19,352	363,624
United Therapeutics Corp.*	2,978	366,264
		729,888
Building Products - 0.4%
Lennox International, Inc.	2,538	565,492

Capital Markets - 2.4%
Eaton Vance Corp.	8,155	430,013
Evercore, Inc., Class A	2,787	295,840
FactSet Research Systems, Inc.	2,659	609,948
Federated Investors, Inc., Class B	6,522	151,049
Interactive Brokers Group, Inc., Class A	5,136	319,254
Janus Henderson Group plc	12,340	348,605
Legg Mason, Inc.	5,847	182,426
MarketAxess Holdings, Inc.	2,574	488,597
SEI Investments Co.	8,976	566,206
Stifel Financial Corp.	4,896	273,540
		3,665,478
Chemicals - 2.2%
Ashland Global Holdings, Inc.	4,269	359,450
Cabot Corp.	4,230	274,612
Chemours Co. (The)	12,172	530,699
Minerals Technologies, Inc.	2,419	162,436
NewMarket Corp.	630	252,655
Olin Corp.	11,439	351,520
PolyOne Corp.	5,470	231,162
RPM International, Inc.	9,149	617,558
Scotts Miracle-Gro Co. (The)	2,651	198,083
Sensient Technologies Corp.	2,897	205,745
Valvoline, Inc.	13,387	288,088
		3,472,008
Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	3,482	261,498
Clean Harbors, Inc.*	3,498	239,928
Deluxe Corp.	3,273	193,827
Healthcare Services Group, Inc.	5,042	207,781
Herman Miller, Inc.	4,078	156,187
HNI Corp.	2,977	131,286
MSA Safety, Inc.	2,333	235,843
Pitney Bowes, Inc.	12,831	93,153
Rollins, Inc.	6,568	394,605
		1,914,108
Communications Equipment - 1.1%
ARRIS International plc*	11,979	310,376
Ciena Corp.*	9,813	309,894
InterDigital, Inc.	2,376	196,258
Lumentum Holdings, Inc.*	4,303	292,174
NetScout Systems, Inc.*	5,492	137,300
Plantronics, Inc.	2,276	152,993
ViaSat, Inc.*	3,747	235,386
		1,634,381
Construction & Engineering - 0.9%
AECOM*	10,968	368,963
Dycom Industries, Inc.*	2,135	179,148
EMCOR Group, Inc.	3,999	320,320
Granite Construction, Inc.	3,111	142,110
KBR, Inc.	9,621	201,849
Valmont Industries, Inc.	1,542	216,497
		1,428,887
Construction Materials - 0.2%
Eagle Materials, Inc.	3,283	303,119

Consumer Finance - 0.4%
Navient Corp.	18,103	246,925
SLM Corp.*	29,774	348,951
		595,876

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Containers & Packaging - 1.0%
AptarGroup, Inc.	4,268	446,902
Bemis Co., Inc.	6,225	306,768
Greif, Inc., Class A	1,773	97,834
Owens-Illinois, Inc.*	11,063	195,483
Silgan Holdings, Inc.	5,070	138,158
Sonoco Products Co.	6,811	381,689
		1,566,834
Distributors - 0.3%
Pool Corp.	2,768	454,672

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	4,121	197,190
Graham Holdings Co., Class B	303	170,483
Service Corp. International	12,543	526,304
Sotheby’s*	2,518	120,914
		1,014,891
Electric Utilities - 1.0%
ALLETE, Inc.	3,508	263,381
Hawaiian Electric Industries, Inc.	7,446	262,620
IDACORP, Inc.	3,448	337,387
OGE Energy Corp.	13,665	503,282
PNM Resources, Inc.	5,450	212,277
		1,578,947
Electrical Equipment - 1.1%
Acuity Brands, Inc.	2,804	428,563
EnerSys	2,881	239,094
Hubbell, Inc.	3,753	474,229
nVent Electric plc	11,107	311,996
Regal Beloit Corp.	3,010	251,937
		1,705,819
Electronic Equipment, Instruments & Components - 3.8%
Arrow Electronics, Inc.*	5,994	464,715
Avnet, Inc.	8,070	390,588
Belden, Inc.	2,781	202,234
Cognex Corp.	11,832	636,562
Coherent, Inc.*	1,700	324,020
Jabil, Inc.	11,719	346,414
Keysight Technologies, Inc.*	12,785	829,619
Littelfuse, Inc.	1,707	381,617
National Instruments Corp.	7,360	351,440
SYNNEX Corp.	2,003	194,231
Tech Data Corp.*	2,384	173,436
Trimble, Inc.*	17,051	717,847
Vishay Intertechnology, Inc.	9,039	215,128
Zebra Technologies Corp., Class A*	3,652	627,194
		5,855,045
Energy Equipment & Services - 1.6%
Apergy Corp.*	5,296	239,485
Core Laboratories NV	3,018	345,712
Diamond Offshore Drilling, Inc.*	4,418	76,962
Dril-Quip, Inc.*	2,610	137,416
Ensco plc, Class A	29,904	204,543
McDermott International, Inc.*	12,301	237,901
Nabors Industries Ltd.	24,109	148,753
Oceaneering International, Inc.*	6,740	190,540
Patterson-UTI Energy, Inc.	15,173	259,913
Rowan Cos. plc, Class A*	7,813	109,695
Superior Energy Services, Inc.*	10,551	94,959
Transocean Ltd.*	30,008	363,397
		2,409,276
Equity Real Estate Investment Trusts (REITs) - 6.9%
Alexander & Baldwin, Inc.	4,628	108,619
American Campus Communities, Inc.	9,350	392,046
Camden Property Trust	6,347	603,346
CoreCivic, Inc.	8,110	209,968
CoreSite Realty Corp.	2,479	288,729
Corporate Office Properties Trust	6,988	215,091
Cousins Properties, Inc.	28,751	268,822
CyrusOne, Inc.	6,780	453,989
Douglas Emmett, Inc.	10,928	426,848
Education Realty Trust, Inc.	5,512	228,087
EPR Properties	4,423	310,406
First Industrial Realty Trust, Inc.	8,575	278,344
GEO Group, Inc. (The)	8,416	213,514
Healthcare Realty Trust, Inc.	8,566	265,203
Highwoods Properties, Inc.	7,074	351,861
Hospitality Properties Trust	11,243	325,935
JBG SMITH Properties	6,375	238,807
Kilroy Realty Corp.	6,762	494,573
Lamar Advertising Co., Class A	5,749	442,960
LaSalle Hotel Properties	7,552	265,151
Liberty Property Trust	10,110	442,313
Life Storage, Inc.	3,184	310,758
Mack-Cali Realty Corp.	6,167	134,687
Medical Properties Trust, Inc.	24,952	375,528
National Retail Properties, Inc.	10,525	485,097
Omega Healthcare Investors, Inc.	13,587	449,050
PotlatchDeltic Corp.	4,123	199,141
Rayonier, Inc.	8,851	308,280
Sabra Health Care REIT, Inc.	12,197	287,605
Senior Housing Properties Trust	16,257	310,671
Tanger Factory Outlet Centers, Inc.	6,457	155,355
Taubman Centers, Inc.	4,173	269,618
Uniti Group, Inc.	11,299	235,245
Urban Edge Properties	7,248	165,689
Weingarten Realty Investors	8,154	252,203
		10,763,539
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,569	293,303
Sprouts Farmers Market, Inc.*	8,388	222,030
United Natural Foods, Inc.*	3,449	122,474
		637,807
Food Products - 1.7%
Flowers Foods, Inc.	12,692	255,744
Hain Celestial Group, Inc. (The)*	7,110	203,062
Ingredion, Inc.	4,943	499,589
Lamb Weston Holdings, Inc.	10,004	676,270
Lancaster Colony Corp.	1,335	208,621
Post Holdings, Inc.*	4,603	447,688
Sanderson Farms, Inc.	1,374	145,314
Tootsie Roll Industries, Inc.	1,324	38,131
TreeHouse Foods, Inc.*	3,854	200,793
		2,675,212
Gas Utilities - 1.6%
Atmos Energy Corp.	7,598	700,764
National Fuel Gas Co.	5,878	326,405
New Jersey Resources Corp.	6,003	273,737
ONE Gas, Inc.	3,589	281,844
Southwest Gas Holdings, Inc.	3,308	255,775
UGI Corp.	11,842	640,060
		2,478,585
Health Care Equipment & Supplies - 3.4%
Avanos Medical, Inc.*	3,216	231,874
Cantel Medical Corp.	2,424	235,128
Globus Medical, Inc., Class A*	5,014	267,096

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Haemonetics Corp.*	3,572	398,778
Hill-Rom Holdings, Inc.	4,534	441,022
ICU Medical, Inc.*	1,042	318,852
Integra LifeSciences Holdings Corp.*	4,826	287,002
LivaNova plc*	2,981	374,265
Masimo Corp.*	3,258	384,086
NuVasive, Inc.*	3,508	246,226
STERIS plc	5,789	662,377
Teleflex, Inc.	3,116	770,992
West Pharmaceutical Services, Inc.	5,034	589,230
		5,206,928
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc.*	5,615	233,191
Chemed Corp.	1,089	352,335
Encompass Health Corp.	6,761	551,630
LifePoint Health, Inc.*	2,652	170,789
MEDNAX, Inc.*	6,464	306,071
Molina Healthcare, Inc.*	3,249	448,362
Patterson Cos., Inc.	5,568	125,558
Tenet Healthcare Corp.*	5,585	188,326
WellCare Health Plans, Inc.*	3,369	1,019,358
		3,395,620
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	12,175	177,877
Medidata Solutions, Inc.*	4,052	344,339
		522,216
Hotels, Restaurants & Leisure - 3.1%
Boyd Gaming Corp.	5,621	204,717
Brinker International, Inc.	3,000	132,840
Cheesecake Factory, Inc. (The)	2,915	154,991
Churchill Downs, Inc.	778	219,863
Cracker Barrel Old Country Store, Inc.	1,641	244,657
Domino’s Pizza, Inc.	2,893	863,734
Dunkin’ Brands Group, Inc.	5,676	413,724
Eldorado Resorts, Inc.*	4,121	198,014
International Speedway Corp., Class A	1,671	73,775
Jack in the Box, Inc.	1,946	176,385
Marriott Vacations Worldwide Corp.	2,800	333,200
Papa John’s International, Inc.	1,608	74,161
Scientific Games Corp.*	3,663	110,989
Six Flags Entertainment Corp.	5,315	359,028
Texas Roadhouse, Inc.	4,495	309,930
Wendy’s Co. (The)	12,274	216,636
Wyndham Destinations, Inc.	6,827	301,753
Wyndham Hotels & Resorts, Inc.	6,822	387,148
		4,775,545
Household Durables - 1.1%
Helen of Troy Ltd.*	1,820	216,489
KB Home	5,778	143,583
NVR, Inc.*	231	616,412
Tempur Sealy International, Inc.*	3,163	175,199
Toll Brothers, Inc.	9,659	349,946
TRI Pointe Group, Inc.*	10,394	150,609
Tupperware Brands Corp.	3,497	113,722
		1,765,960
Household Products - 0.2%
Energizer Holdings, Inc.	4,083	259,638

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	4,170	528,798

Insurance - 3.7%
Alleghany Corp.	1,045	660,210
American Financial Group, Inc.	4,745	528,403
Aspen Insurance Holdings Ltd.	4,080	167,892
Brown & Brown, Inc.	15,685	478,079
CNO Financial Group, Inc.	11,450	247,435
First American Financial Corp.	7,630	433,842
Genworth Financial, Inc., Class A*	34,150	158,798
Hanover Insurance Group, Inc. (The)	2,911	356,568
Kemper Corp.	4,246	345,412
Mercury General Corp.	2,498	134,642
Old Republic International Corp.	17,160	380,609
Primerica, Inc.	3,016	368,706
Reinsurance Group of America, Inc.	4,413	630,397
RenaissanceRe Holdings Ltd.	2,753	366,039
WR Berkley Corp.	6,575	514,559
		5,771,591
Internet Software & Services - 0.5%
Cars.com, Inc.*	4,917	132,317
j2 Global, Inc.	3,359	277,353
LogMeIn, Inc.	3,572	307,013
		716,683
IT Services - 2.8%
Acxiom Corp.*	5,272	240,878
Convergys Corp.	6,260	154,810
CoreLogic, Inc.*	5,585	283,941
Jack Henry & Associates, Inc.	5,288	837,831
Leidos Holdings, Inc.	9,762	690,857
MAXIMUS, Inc.	4,464	296,856
Perspecta, Inc.	9,759	226,994
Sabre Corp.	17,292	451,494
Science Applications International Corp.	2,892	260,916
Teradata Corp.*	8,272	343,040
WEX, Inc.*	2,742	521,583
		4,309,200
Leisure Products - 0.5%
Brunswick Corp.	5,962	395,996
Polaris Industries, Inc.	4,018	435,752
		831,748
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A*	1,386	450,866
Bio-Techne Corp.	2,572	494,261
Charles River Laboratories International, Inc.*	3,278	404,866
PRA Health Sciences, Inc.*	3,943	416,381
Syneos Health, Inc.*	4,146	206,678
		1,973,052
Machinery - 4.1%
AGCO Corp.	4,517	269,484
Crane Co.	3,471	316,833
Donaldson Co., Inc.	8,884	449,530
Graco, Inc.	11,466	539,017
IDEX Corp.	5,248	804,046
ITT, Inc.	5,979	353,419
Kennametal, Inc.	5,584	228,051
Lincoln Electric Holdings, Inc.	4,220	397,355
Nordson Corp.	3,497	486,153

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Oshkosh Corp.	5,058	355,375
Terex Corp.	4,939	191,386
Timken Co. (The)	4,672	227,293
Toro Co. (The)	7,253	440,910
Trinity Industries, Inc.	10,213	366,034
Wabtec Corp.	5,863	635,080
Woodward, Inc.	3,789	305,242
		6,365,208
Marine - 0.2%
Kirby Corp.*	3,677	321,002

Media - 1.4%
AMC Networks, Inc., Class A*	3,144	197,475
Cable One, Inc.	320	268,077
Cinemark Holdings, Inc.	7,270	271,316
John Wiley & Sons, Inc., Class A	3,072	198,298
Live Nation Entertainment, Inc.*	9,289	461,477
Meredith Corp.	2,720	140,488
New York Times Co. (The), Class A	8,755	203,991
TEGNA, Inc.	14,755	171,748
World Wrestling Entertainment, Inc., Class A	2,731	238,717
		2,151,587
Metals & Mining - 1.8%
Allegheny Technologies, Inc.*	8,596	232,350
Carpenter Technology Corp.	3,210	191,541
Commercial Metals Co.	8,005	172,908
Compass Minerals International, Inc.	2,315	144,803
Reliance Steel & Aluminum Co.	4,949	434,968
Royal Gold, Inc.	4,478	341,492
Steel Dynamics, Inc.	16,140	738,082
United States Steel Corp.	12,095	358,979
Worthington Industries, Inc.	2,946	137,225
		2,752,348
Multiline Retail - 0.3%
Big Lots, Inc.	2,886	124,242
Dillard’s, Inc., Class A	1,357	106,633
Ollie’s Bargain Outlet Holdings, Inc.*	3,411	297,098
		527,973
Multi-Utilities - 0.8%
Black Hills Corp.	3,667	215,803
MDU Resources Group, Inc.	13,361	372,638
NorthWestern Corp.	3,385	202,965
Vectren Corp.	5,685	404,772
		1,196,178
Oil, Gas & Consumable Fuels - 2.6%
Callon Petroleum Co.*	15,337	173,308
Chesapeake Energy Corp.*	62,378	276,335
CNX Resources Corp.*	13,417	213,867
Energen Corp.*	6,666	516,948
Gulfport Energy Corp.*	10,692	125,738
Matador Resources Co.*	7,078	231,734
Murphy Oil Corp.	11,127	343,045
Oasis Petroleum, Inc.*	18,234	245,430
PBF Energy, Inc., Class A	8,087	419,877
QEP Resources, Inc.*	16,263	162,142
Range Resources Corp.	15,516	254,773
SM Energy Co.	7,029	211,503
Southwestern Energy Co.*	34,925	196,278
World Fuel Services Corp.	4,631	129,807
WPX Energy, Inc.*	27,004	514,966
		4,015,751
Paper & Forest Products - 0.3%
Domtar Corp.	4,299	218,819
Louisiana-Pacific Corp.	9,933	289,646
		508,465
Personal Products - 0.3%
Edgewell Personal Care Co.*	3,694	208,600
Nu Skin Enterprises, Inc., Class A	3,804	302,799
		511,399
Pharmaceuticals - 0.5%
Akorn, Inc.*	6,427	100,840
Catalent, Inc.*	9,802	409,723
Mallinckrodt plc*	5,685	195,905
Prestige Consumer Healthcare, Inc.*	3,632	139,832
		846,300
Professional Services - 0.5%
Dun & Bradstreet Corp. (The)	2,536	362,445
ManpowerGroup, Inc.	4,504	422,160
		784,605
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	3,113	474,795

Road & Rail - 1.5%
Avis Budget Group, Inc.*	4,893	152,221
Genesee & Wyoming, Inc., Class A*	4,116	361,755
Knight-Swift Transportation Holdings, Inc.	8,783	299,764
Landstar System, Inc.	2,877	333,157
Old Dominion Freight Line, Inc.	4,668	711,403
Ryder System, Inc.	3,633	279,160
Werner Enterprises, Inc.	3,068	113,669
		2,251,129
Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic, Inc.*	4,172	183,359
Cree, Inc.*	6,876	330,804
Cypress Semiconductor Corp.	24,525	422,075
First Solar, Inc.*	5,590	291,127
Integrated Device Technology, Inc.*	8,844	375,782
MKS Instruments, Inc.	3,742	347,632
Monolithic Power Systems, Inc.	2,655	397,905
Silicon Laboratories, Inc.*	2,959	289,982
Synaptics, Inc.*	2,367	114,232
Teradyne, Inc.	13,089	539,136
Versum Materials, Inc.	7,453	296,555
		3,588,589
Software - 3.1%
ACI Worldwide, Inc.*	7,964	226,257
Blackbaud, Inc.	3,319	347,068
CDK Global, Inc.	8,462	527,352
CommVault Systems, Inc.*	2,894	201,567
Fair Isaac Corp.*	2,041	471,430
Fortinet, Inc.*	9,890	828,387
Manhattan Associates, Inc.*	4,572	265,130
PTC, Inc.*	7,894	788,926
Tyler Technologies, Inc.*	2,436	601,570
Ultimate Software Group, Inc. (The)*	1,989	615,934
		4,873,621
Specialty Retail - 1.8%
Aaron’s, Inc.	4,235	210,564

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
American Eagle Outfitters, Inc.	11,479	297,995
AutoNation, Inc.*	4,039	183,169
Bed Bath & Beyond, Inc.	9,580	171,865
Dick’s Sporting Goods, Inc.	5,331	199,592
Five Below, Inc.*	3,804	443,052
Michaels Cos., Inc. (The)*	7,598	129,090
Murphy USA, Inc.*	2,115	175,503
Sally Beauty Holdings, Inc.*	8,352	128,621
Signet Jewelers Ltd.	4,036	259,111
Urban Outfitters, Inc.*	5,502	255,733
Williams-Sonoma, Inc.	5,239	367,935
		2,822,230
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	8,094	229,951

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	3,211	340,141
Deckers Outdoor Corp.*	2,082	253,671
Skechers U.S.A., Inc., Class A*	9,291	273,899
		867,711
Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc.*	537	136,049
New York Community Bancorp, Inc.	33,549	361,323
Washington Federal, Inc.	5,780	197,098
		694,470
Trading Companies & Distributors - 0.6%
GATX Corp.	2,580	217,881
MSC Industrial Direct Co., Inc., Class A	3,136	268,065
NOW, Inc.*	7,399	127,189
Watsco, Inc.	2,191	383,403
		996,538
Water Utilities - 0.3%
Aqua America, Inc.	12,171	452,518

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,352	190,814

TOTAL COMMON STOCKS (Cost $118,540,855)		126,494,226

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(b) - 0.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,452,014 (Cost $1,451,700)	1,451,700	1,451,700

Total Investments - 82.5% (Cost $119,992,555)		127,945,926
Other Assets Less Liabilities - 17.5%		27,232,722
Net Assets - 100.0%		155,178,648

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,871,205.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	50	9/21/2018	USD	$10,226,000	$308,485

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
10,645,416	11/6/2018	Bank of America NA	2.48%	S&P MidCap 400®	2,641,681
16,403,405	11/6/2018	BNP Paribas SA	2.48%	S&P MidCap 400®	1,419,225
23,050,277	11/6/2019	Citibank NA	2.36%	S&P MidCap 400®	1,451,093
10,046,180	11/6/2019	Credit Suisse International	2.53%	S&P MidCap 400®	989,057
13,460,598	11/6/2019	Goldman Sachs International	2.41%	S&P MidCap 400®	1,159,802
34,549,816	11/6/2018	Goldman Sachs International	2.16%	SPDR® S&P MidCap 400® ETF Trust	4,623,826
13,960,152	11/6/2019	Morgan Stanley & Co. International plc	2.38%	S&P MidCap 400®	2,595,272
31,214,607	11/6/2019	Societe Generale	2.38%	S&P MidCap 400®	2,160,448
20,305,349	11/6/2018	UBS AG	2.53%	S&P MidCap 400®	2,690,027
173,635,800					19,730,431
				Total Unrealized Appreciation	19,730,431

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.0%

REPURCHASE AGREEMENTS(a) - 73.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $5,738,938 (Cost $5,737,699)	5,737,699	5,737,699

Total Investments - 73.0% (Cost $5,737,699)		5,737,699
Other Assets Less Liabilities - 27.0%		2,120,871
Net Assets - 100.0%		7,858,570

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
2,223,299	11/6/2019	Bank of America NA	2.38%	iShares® MSCI Brazil Capped ETF	(1,616,881)
6,828,226	11/6/2019	Citibank NA	1.76%	iShares® MSCI Brazil Capped ETF	(3,694,273)
904,722	11/6/2018	Credit Suisse International	1.58%	iShares® MSCI Brazil Capped ETF	(368,520)
80,582	11/6/2019	Morgan Stanley & Co. International plc	2.38%	iShares® MSCI Brazil Capped ETF	(270,508)
3,154,268	11/6/2019	Societe Generale	2.33%	iShares® MSCI Brazil Capped ETF	(2,730,061)
2,537,489	11/6/2018	UBS AG	2.08%	iShares® MSCI Brazil Capped ETF	(1,501,370)
15,728,586					(10,181,613)
				Total Unrealized Depreciation	(10,181,613)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 63.1%

REPURCHASE AGREEMENTS(a) - 63.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $6,385,883 (Cost $6,384,505)	6,384,505	6,384,505

Total Investments - 63.1% (Cost $6,384,505)		6,384,505
Other Assets Less Liabilities - 36.9%		3,729,179
Net Assets - 100.0%		10,113,684

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
460,670	11/6/2019	Bank of America NA	2.38%	iShares® MSCI EAFE ETF	(48,097)
2,220,159	11/6/2019	Citibank NA	2.36%	iShares® MSCI EAFE ETF	(65,828)
1,103,636	11/6/2019	Credit Suisse International	1.78%	iShares® MSCI EAFE ETF	86,051
7,343,652	11/6/2019	Goldman Sachs International	2.51%	iShares® MSCI EAFE ETF	173,425
534,385	11/6/2019	Morgan Stanley & Co. International plc	2.38%	iShares® MSCI EAFE ETF	432,501
1,829,024	11/6/2019	Societe Generale	2.78%	iShares® MSCI EAFE ETF	(57,950)
6,734,018	11/6/2019	UBS AG	2.28%	iShares® MSCI EAFE ETF	(961,735)
20,225,544					(441,633)
				Total Unrealized Appreciation	691,977
				Total Unrealized Depreciation	(1,133,610)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.6%

REPURCHASE AGREEMENTS(a) - 88.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $25,233,588 (Cost $25,228,144)	25,228,144	25,228,144

Total Investments - 88.6% (Cost $25,228,144)		25,228,144
Other Assets Less Liabilities - 11.4%		3,244,043
Net Assets - 100.0%		28,472,187

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
7,105,376	11/6/2018	Bank of America NA	2.33%	iShares® MSCI Emerging Markets ETF	(21,540)
2,728,646	11/6/2019	Citibank NA	2.11%	iShares® MSCI Emerging Markets ETF	(113,476)
226,092	11/6/2019	Credit Suisse International	1.88%	iShares® MSCI Emerging Markets ETF	(2,630,460)
3,671,074	11/6/2018	Goldman Sachs International	1.86%	iShares® MSCI Emerging Markets ETF	(370,597)
3,454,483	11/6/2019	Morgan Stanley & Co. International plc	2.33%	iShares® MSCI Emerging Markets ETF	(131,706)
37,488,695	11/6/2018	Societe Generale	1.73%	iShares® MSCI Emerging Markets ETF	(925,438)
2,350,012	12/6/2019	UBS AG	1.88%	iShares® MSCI Emerging Markets ETF	(28,362)
57,024,378					(4,221,579)
				Total Unrealized Depreciation	(4,221,579)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.9%

REPURCHASE AGREEMENTS(a) - 61.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $4,936,449 (Cost $4,935,383)	4,935,383	4,935,383

Total Investments - 61.9% (Cost $4,935,383)		4,935,383
Other Assets Less Liabilities - 38.1%		3,037,597
Net Assets - 100.0%		7,972,980

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
108,926	11/6/2019	Bank of America NA	2.43%	iShares® MSCI Japan ETF	(99,595)
1,458,370	12/6/2018	Citibank NA	2.46%	iShares® MSCI Japan ETF	(300,059)
4,207,642	11/6/2019	Credit Suisse International	2.28%	iShares® MSCI Japan ETF	54,122
718,794	11/6/2018	Goldman Sachs International	2.41%	iShares® MSCI Japan ETF	242,433
71,174	11/6/2019	Morgan Stanley & Co. International plc	2.43%	iShares® MSCI Japan ETF	(356,737)
104,063	11/6/2019	Societe Generale	2.48%	iShares® MSCI Japan ETF	(69,785)
9,232,390	12/7/2018	UBS AG	2.08%	iShares® MSCI Japan ETF	256,292
15,901,359					(273,329)
				Total Unrealized Appreciation	552,847
				Total Unrealized Depreciation	(826,176)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.3%

Biotechnology - 61.9%
ACADIA Pharmaceuticals, Inc.*	41,968	596,785
Acceleron Pharma, Inc.*	15,396	831,692
Achaogen, Inc.*	15,061	79,673
Achillion Pharmaceuticals, Inc.*	46,518	160,487
Acorda Therapeutics, Inc.*	15,825	455,760
Adamas Pharmaceuticals, Inc.*	9,072	208,928
Adaptimmune Therapeutics plc, ADR*	22,090	254,477
Aduro Biotech, Inc.*	26,472	195,893
Agios Pharmaceuticals, Inc.*	19,367	1,563,304
Aimmune Therapeutics, Inc.*	19,530	545,082
Akebia Therapeutics, Inc.*	19,129	157,049
Alder Biopharmaceuticals, Inc.*	22,813	412,915
Alexion Pharmaceuticals, Inc.*	74,812	9,145,019
Alkermes plc*	52,131	2,337,554
Alnylam Pharmaceuticals, Inc.*	33,797	4,145,878
AMAG Pharmaceuticals, Inc.*	11,539	281,552
Amarin Corp. plc, ADR*	97,920	309,427
Amgen, Inc.	112,954	22,569,339
Amicus Therapeutics, Inc.*	63,368	854,201
AnaptysBio, Inc.*	7,903	700,522
Arbutus Biopharma Corp.*	18,549	168,796
Ardelyx, Inc.*	20,209	86,899
Arena Pharmaceuticals, Inc.*	16,555	643,000
Array BioPharma, Inc.*	70,819	1,102,652
Arrowhead Pharmaceuticals, Inc.*	29,453	434,726
Ascendis Pharma A/S, ADR*	12,673	899,530
Atara Biotherapeutics, Inc.*	14,775	605,036
Athenex, Inc.*	21,359	350,928
Audentes Therapeutics, Inc.*	12,359	449,868
Aurinia Pharmaceuticals, Inc.*	28,310	157,970
Axovant Sciences Ltd.*	36,246	90,615
BeiGene Ltd., ADR*	12,464	2,212,734
Bellicum Pharmaceuticals, Inc.*	14,414	104,213
BioCryst Pharmaceuticals, Inc.*	36,756	263,173
Biogen, Inc.*	69,020	24,397,880
BioMarin Pharmaceutical, Inc.*	59,414	5,940,212
Bluebird Bio, Inc.*	16,855	2,836,696
Blueprint Medicines Corp.*	14,745	1,130,499
Calithera Biosciences, Inc.*	12,054	65,694
Calyxt, Inc.*	10,630	179,966
Cara Therapeutics, Inc.*	12,732	256,804
Celgene Corp.*	238,371	22,514,141
Celldex Therapeutics, Inc.*	54,585	27,402
Cellectis SA, ADR*	5,413	159,521
ChemoCentryx, Inc.*	16,524	217,786
Chimerix, Inc.*	16,055	64,059
China Biologic Products Holdings, Inc.*	11,142	998,992
Clovis Oncology, Inc.*	17,674	631,846
Coherus Biosciences, Inc.*	22,560	454,584
Concert Pharmaceuticals, Inc.*	7,861	123,968
Corbus Pharmaceuticals Holdings, Inc.*	19,216	112,414
Corvus Pharmaceuticals, Inc.*	9,813	107,550
CRISPR Therapeutics AG*	15,863	898,956
Curis, Inc.*	11,630	19,771
Cytokinetics, Inc.*	18,223	143,962
CytomX Therapeutics, Inc.*	14,812	333,122
DBV Technologies SA, ADR*	8,941	198,848
Eagle Pharmaceuticals, Inc.*	4,992	345,097
Editas Medicine, Inc.*	15,870	521,012
Enanta Pharmaceuticals, Inc.*	6,483	589,499
Epizyme, Inc.*	23,368	275,742
Esperion Therapeutics, Inc.*	9,005	445,657
Exelixis, Inc.*	99,819	1,875,599
FibroGen, Inc.*	28,081	1,717,153
Five Prime Therapeutics, Inc.*	11,834	165,676
Flexion Therapeutics, Inc.*	12,651	289,708
G1 Therapeutics, Inc.*	10,993	667,055
Galapagos NV, ADR*	2,971	301,141
Genomic Health, Inc.*	11,901	727,984
Geron Corp.*	58,198	333,475
Gilead Sciences, Inc.	301,011	22,795,563
Global Blood Therapeutics, Inc.*	17,424	852,905
GlycoMimetics, Inc.*	14,295	210,422
Grifols SA, ADR	48,596	1,056,963
Halozyme Therapeutics, Inc.*	48,404	891,118
ImmunoGen, Inc.*	50,011	509,612
Immunomedics, Inc.*	56,271	1,505,812
Incyte Corp.*	71,267	5,267,344
Inovio Pharmaceuticals, Inc.*	30,585	160,877
Insmed, Inc.*	25,764	513,477
Insys Therapeutics, Inc.*	24,820	232,067
Intellia Therapeutics, Inc.*	14,485	448,021
Intercept Pharmaceuticals, Inc.*	9,950	1,112,410
Ionis Pharmaceuticals, Inc.*	42,210	1,928,575
Iovance Biotherapeutics, Inc.*	30,143	533,531
Ironwood Pharmaceuticals, Inc.*	46,376	892,274
Jounce Therapeutics, Inc.*	10,922	85,738
Karyopharm Therapeutics, Inc.*	20,301	427,336
Kura Oncology, Inc.*	12,556	257,398
Lexicon Pharmaceuticals, Inc.*	35,586	411,730
Ligand Pharmaceuticals, Inc.*	7,170	1,861,977
Loxo Oncology, Inc.*	10,114	1,709,064
MacroGenics, Inc.*	14,194	310,423
MannKind Corp.*	47,083	51,791
Mersana Therapeutics, Inc.*	7,697	107,373
Minerva Neurosciences, Inc.*	13,027	135,481
Momenta Pharmaceuticals, Inc.*	26,087	691,305
Myriad Genetics, Inc.*	23,505	1,170,314
NantKwest, Inc.*	26,256	89,008
Neurocrine Biosciences, Inc.*	30,227	3,716,410
NewLink Genetics Corp.*	12,496	38,738
Novavax, Inc.*	128,327	200,190
OPKO Health, Inc.*	188,116	1,113,647
PDL BioPharma, Inc.*	50,652	122,578
Portola Pharmaceuticals, Inc.*	22,131	660,610
Progenics Pharmaceuticals, Inc.*	28,378	222,200
Prothena Corp. plc*	13,388	203,765
PTC Therapeutics, Inc.*	15,617	651,854
Puma Biotechnology, Inc.*	12,716	558,868
Ra Pharmaceuticals, Inc.*	10,856	132,443
Radius Health, Inc.*	15,286	314,433
Regeneron Pharmaceuticals, Inc.*	33,775	13,737,981
REGENXBIO, Inc.*	11,899	838,285
Repligen Corp.*	14,690	806,187
Retrophin, Inc.*	13,431	425,628
Rigel Pharmaceuticals, Inc.*	54,997	187,540
Sage Therapeutics, Inc.*	15,642	2,569,355
Sangamo Therapeutics, Inc.*	34,130	622,873
Sarepta Therapeutics, Inc.*	22,030	3,041,021
Savara, Inc.*	11,791	138,662
Seattle Genetics, Inc.*	53,200	4,083,632
Seres Therapeutics, Inc.*	13,667	119,996
Shire plc, ADR	22,960	4,024,199

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Spark Therapeutics, Inc.*	12,568	774,314
Spectrum Pharmaceuticals, Inc.*	34,987	753,270
Syndax Pharmaceuticals, Inc.*	8,310	64,486
Synergy Pharmaceuticals, Inc.*	82,961	161,774
TESARO, Inc.*	18,432	598,118
Tocagen, Inc.*	6,693	65,257
Ultragenyx Pharmaceutical, Inc.*	16,737	1,418,126
uniQure NV*	12,193	517,349
United Therapeutics Corp.*	14,644	1,801,066
Vanda Pharmaceuticals, Inc.*	17,516	338,497
Veracyte, Inc.*	13,255	167,543
Vertex Pharmaceuticals, Inc.*	65,870	12,146,428
Vital Therapies, Inc.*	14,246	114,680
Voyager Therapeutics, Inc.*	10,868	236,270
Xencor, Inc.*	18,701	781,515
		228,134,845
Health Care Equipment & Supplies - 0.5%
Cerus Corp.*	43,891	341,472
Novocure Ltd.*	30,497	1,373,890
		1,715,362
Health Care Providers & Services - 0.0%(b)
PetIQ, Inc.*	5,424	212,404

Health Care Technology - 0.0%(b)
NantHealth, Inc.*	36,516	81,065

Life Sciences Tools & Services - 6.8%
Bio-Techne Corp.	12,638	2,428,644
Illumina, Inc.*	48,342	17,153,192
Luminex Corp.	14,941	421,486
Medpace Holdings, Inc.*	11,937	713,713
NanoString Technologies, Inc.*	10,002	161,732
Pacific Biosciences of California, Inc.*	44,337	221,242
PRA Health Sciences, Inc.*	21,549	2,275,574
Syneos Health, Inc.*	34,561	1,722,866
		25,098,449
Pharmaceuticals - 8.1%
Aclaris Therapeutics, Inc.*	10,394	165,472
Aerie Pharmaceuticals, Inc.*	15,194	932,152
Akcea Therapeutics, Inc.*	28,782	760,133
Amphastar Pharmaceuticals, Inc.*	15,669	297,398
ANI Pharmaceuticals, Inc.*	3,962	230,588
Aratana Therapeutics, Inc.*	15,753	83,491
Assertio Therapeutics, Inc.*	21,379	136,398
Avadel Pharmaceuticals plc, ADR*	14,059	72,123
Collegium Pharmaceutical, Inc.*	11,112	190,015
Corium International, Inc.*	12,154	118,623
Dermira, Inc.*	14,072	133,965
Dova Pharmaceuticals, Inc.*	9,479	241,241
Endo International plc*	75,246	1,290,469
Endocyte, Inc.*	23,374	460,935
Foamix Pharmaceuticals Ltd.*	13,618	77,078
GW Pharmaceuticals plc, ADR*	8,915	1,308,544
Horizon Pharma plc*	55,494	1,173,143
Innoviva, Inc.*	34,120	495,422
Intra-Cellular Therapies, Inc.*	18,389	403,455
Jazz Pharmaceuticals plc*	20,167	3,446,944
Kala Pharmaceuticals, Inc.*	8,259	111,579
Marinus Pharmaceuticals, Inc.*	13,625	97,282
Medicines Co. (The)*	24,753	980,466
Mylan NV*	173,319	6,781,972
MyoKardia, Inc.*	13,364	823,891
Nabriva Therapeutics plc*	22,344	56,754
Nektar Therapeutics*	57,632	3,831,952
Neos Therapeutics, Inc.*	9,751	56,068
Omeros Corp.*	16,238	420,239
Pacira Pharmaceuticals, Inc.*	13,697	645,814
Paratek Pharmaceuticals, Inc.*	10,621	108,865
Reata Pharmaceuticals, Inc., Class A*	7,973	688,548
Revance Therapeutics, Inc.*	12,364	338,774
Sienna Biopharmaceuticals, Inc.*	6,970	116,120
Strongbridge Biopharma plc*	15,309	84,199
Supernus Pharmaceuticals, Inc.*	17,412	771,352
Teligent, Inc.*	17,992	72,688
Tetraphase Pharmaceuticals, Inc.*	17,358	61,447
TherapeuticsMD, Inc.*	72,829	471,932
Theravance Biopharma, Inc.*	18,443	534,294
Zogenix, Inc.*	14,056	678,905
		29,750,730
TOTAL COMMON STOCKS (Cost $291,555,964)		284,992,855

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.9%

REPURCHASE AGREEMENTS(c) - 8.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $32,639,294 (Cost $32,632,251)	32,632,251	32,632,251

Total Investments - 86.2% (Cost $324,188,215)		317,625,106
Other Assets Less Liabilities - 13.8%		50,731,093
Net Assets - 100.0%		368,356,199

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,456,016.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR       American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
82,176,850	11/6/2018	Bank of America NA	1.71%	iShares® Nasdaq Biotechnology ETF	(2,633,916)
103,065,940	11/6/2019	Bank of America NA	2.18%	NASDAQ Biotechnology Index®	14,587,867
27,325,121	11/6/2019	Citibank NA	2.11%	NASDAQ Biotechnology Index®	3,829,565
33,484,997	11/13/2019	Credit Suisse International	2.43%	NASDAQ Biotechnology Index®	3,334,331
113,816,050	11/6/2019	Deutsche Bank AG	2.26%	NASDAQ Biotechnology Index®	13,615,431
579,369	11/13/2019	Goldman Sachs International	2.46%	NASDAQ Biotechnology Index®	223,982
7,673,012	11/6/2018	Morgan Stanley & Co. International plc	1.83%	iShares® Nasdaq Biotechnology ETF	2,036,234
15,369,745	11/6/2018	Morgan Stanley & Co. International plc	2.28%	NASDAQ Biotechnology Index®	1,887,725
9,594,649	11/6/2019	Societe Generale	2.58%	NASDAQ Biotechnology Index®	4,798,560
58,487,764	11/6/2019	UBS AG	2.08%	NASDAQ Biotechnology Index®	8,147,325
451,573,497					49,827,104
				Total Unrealized Appreciation	52,461,020
				Total Unrealized Depreciation	(2,633,916)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 77.0%

Electric Utilities - 0.4%
OGE Energy Corp.	10,430	384,137

Energy Equipment & Services - 10.0%
Apergy Corp.*	4,041	182,734
Baker Hughes a GE Co.	21,743	716,867
Core Laboratories NV	2,302	263,694
Dril-Quip, Inc.*	1,991	104,826
Ensco plc, Class A	22,823	156,109
Halliburton Co.	45,740	1,824,569
Helmerich & Payne, Inc.	5,685	372,765
Nabors Industries Ltd.	18,400	113,528
National Oilwell Varco, Inc.	19,947	938,905
Oceaneering International, Inc.*	5,145	145,449
Patterson-UTI Energy, Inc.	11,582	198,400
Rowan Cos. plc, Class A*	5,963	83,721
Schlumberger Ltd.	72,325	4,568,047
Superior Energy Services, Inc.*	8,054	72,486
TechnipFMC plc	22,662	694,137
Transocean Ltd.*	22,903	277,355
US Silica Holdings, Inc.	4,068	86,201
Weatherford International plc*	52,045	125,949
		10,925,742
Oil, Gas & Consumable Fuels - 66.4%
Anadarko Petroleum Corp.	26,894	1,731,974
Andeavor	7,260	1,109,255
Antero Resources Corp.*	11,257	208,367
Apache Corp.	19,954	874,584
Cabot Oil & Gas Corp.	23,574	561,769
Cheniere Energy, Inc.*	10,812	723,647
Chesapeake Energy Corp.*	47,611	210,917
Chevron Corp.	99,779	11,819,820
Cimarex Energy Co.	4,983	420,964
CNX Resources Corp.*	10,240	163,226
Concho Resources, Inc.*	9,888	1,356,139
ConocoPhillips	61,094	4,486,133
Continental Resources, Inc.*	4,515	297,764
Devon Energy Corp.	27,329	1,173,234
Diamondback Energy, Inc.	5,148	623,320
Energen Corp.*	5,088	394,574
EOG Resources, Inc.	30,225	3,573,502
EQT Corp.	13,169	671,882
Exxon Mobil Corp.	221,068	17,723,022
Gulfport Energy Corp.*	8,160	95,962
Hess Corp.	13,674	920,807
HollyFrontier Corp.	9,219	687,000
Kinder Morgan, Inc.	99,062	1,753,397
Marathon Oil Corp.	44,549	958,249
Marathon Petroleum Corp.	24,117	1,984,588
Murphy Oil Corp.	8,493	261,839
Newfield Exploration Co.*	10,429	284,503
Noble Energy, Inc.	25,295	751,767
Oasis Petroleum, Inc.*	13,916	187,309
Occidental Petroleum Corp.	39,984	3,193,522
ONEOK, Inc.	21,464	1,414,692
Parsley Energy, Inc., Class A*	13,445	373,368
PBF Energy, Inc., Class A	6,171	320,398
PDC Energy, Inc.*	3,450	181,781
Phillips 66	21,915	2,597,147
Pioneer Natural Resources Co.	8,899	1,554,655
QEP Resources, Inc.*	12,411	123,738
Range Resources Corp.	11,842	194,446
SemGroup Corp., Class A	3,466	83,877
SM Energy Co.	5,365	161,433
Southwestern Energy Co.*	26,656	149,807
Targa Resources Corp.	11,460	631,102
Valero Energy Corp.	22,500	2,652,300
Whiting Petroleum Corp.*	4,746	241,619
Williams Cos., Inc. (The)	61,480	1,819,193
World Fuel Services Corp.	3,536	99,114
WPX Energy, Inc.*	20,474	390,439
		72,192,145
Semiconductors & Semiconductor Equipment - 0.2%
First Solar, Inc.*	4,266	222,173
TOTAL COMMON STOCKS (Cost $96,701,112)		83,724,197

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.3%

REPURCHASE AGREEMENTS(b) - 5.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $5,810,129 (Cost $5,808,874)	5,808,874	5,808,874

Total Investments - 82.3% (Cost $102,509,986)		89,533,071
Other Assets Less Liabilities - 17.7%		19,275,357
Net Assets - 100.0%		108,808,428

See accompanying notes to schedules of portfolio investments

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,474,966.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
13,513,698	11/6/2019	Bank of America NA	2.08%	iShares® U.S. Energy ETF	1,906,341
26,511,135	11/6/2019	Bank of America NA	2.38%	Dow Jones U.S. Oil & GasSM Index	3,995,795
222,410	11/6/2019	Citibank NA	2.26%	Dow Jones U.S. Oil & GasSM Index	21,170
8,895,173	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. Oil & GasSM Index	1,132,653
1,661,716	11/6/2019	Goldman Sachs International	2.46%	Dow Jones U.S. Oil & GasSM Index	149,344
3,736,733	11/6/2019	Goldman Sachs International	1.99%	iShares® U.S. Energy ETF	(87,112)
16,036,217	11/6/2018	Morgan Stanley & Co. International plc	2.13%	iShares® U.S. Energy ETF	(504,494)
32,390,199	11/13/2019	Morgan Stanley & Co. International plc	2.58%	Dow Jones U.S. Oil & GasSM Index	2,287,271
15,831,407	11/6/2019	Societe Generale	2.48%	Dow Jones U.S. Oil & GasSM Index	754,113
15,155,822	11/6/2019	UBS AG	2.58%	Dow Jones U.S. Oil & GasSM Index	651,497
133,954,510					10,306,578
				Total Unrealized Appreciation	10,898,184
				Total Unrealized Depreciation	(591,606)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.4%

Airlines - 0.2%
American Airlines Group, Inc.	84,600	3,424,608

Automobiles - 0.4%
Tesla, Inc.*	30,649	9,245,577

Beverages - 1.6%
Monster Beverage Corp.*	101,643	6,189,042
PepsiCo, Inc.	256,096	28,685,313
		34,874,355
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc.*	40,211	4,915,393
Amgen, Inc.	119,565	23,890,283
Biogen, Inc.*	38,100	13,467,969
BioMarin Pharmaceutical, Inc.*	31,914	3,190,762
Celgene Corp.*	130,913	12,364,733
Gilead Sciences, Inc.	234,871	17,786,781
Incyte Corp.*	38,317	2,832,009
Regeneron Pharmaceuticals, Inc.*	19,139	7,784,788
Shire plc, ADR	12,349	2,164,409
Vertex Pharmaceuticals, Inc.*	46,058	8,493,095
		96,890,222
Commercial Services & Supplies - 0.2%
Cintas Corp.	19,256	4,108,653

Communications Equipment - 1.9%
Cisco Systems, Inc.	849,527	40,581,905

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	79,267	18,479,516
Walgreens Boots Alliance, Inc.	179,117	12,280,261
		30,759,777
Food Products - 1.1%
Kraft Heinz Co. (The)	220,215	12,831,928
Mondelez International, Inc., Class A	266,434	11,382,061
		24,213,989
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc.*	14,467	5,591,351
DENTSPLY SIRONA, Inc.	41,083	1,640,033
Hologic, Inc.*	49,332	1,961,440
IDEXX Laboratories, Inc.*	15,660	3,978,267
Intuitive Surgical, Inc.*	20,474	11,465,440
		24,636,531
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.*	101,451	8,929,717
Henry Schein, Inc.*	27,814	2,160,592
		11,090,309
Health Care Technology - 0.2%
Cerner Corp.*	59,947	3,903,149

Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc., Class A	63,843	8,074,224
Starbucks Corp.	249,270	13,323,482
Wynn Resorts Ltd.	19,597	2,907,019
		24,304,725
Internet & Direct Marketing Retail - 11.0%
Amazon.com, Inc.*	87,648	176,410,006
Booking Holdings, Inc.*	8,699	16,976,534
Ctrip.com International Ltd., ADR*	84,169	3,295,216
Expedia Group, Inc.	24,800	3,236,400
JD.com, Inc., ADR*	166,678	5,217,021
Netflix, Inc.*	78,496	28,861,409
Qurate Retail, Inc.*	79,534	1,653,512
		235,650,098
Internet Software & Services - 11.3%
Alphabet, Inc., Class A*	53,937	66,439,597
Alphabet, Inc., Class C*	63,034	76,787,388
Baidu, Inc., ADR*	50,697	11,481,857
eBay, Inc.*	179,559	6,214,537
Facebook, Inc., Class A*	433,292	76,142,403
MercadoLibre, Inc.	7,954	2,723,529
NetEase, Inc., ADR	13,765	2,721,478
		242,510,789
IT Services - 2.4%
Automatic Data Processing, Inc.	79,571	11,677,044
Cognizant Technology Solutions Corp., Class A	105,837	8,300,796
Fiserv, Inc.*	73,948	5,921,017
Paychex, Inc.	64,881	4,752,533
PayPal Holdings, Inc.*	214,492	19,804,046
		50,455,436
Leisure Products - 0.1%
Hasbro, Inc.	22,562	2,240,632

Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	26,551	9,421,091

Machinery - 0.2%
PACCAR, Inc.	63,575	4,349,801

Media - 3.2%
Charter Communications, Inc., Class A*	42,863	13,304,675
Comcast Corp., Class A	829,537	30,684,574
Liberty Global plc, Class A*	39,203	1,051,032
Liberty Global plc, Class C*	103,005	2,666,799
Sirius XM Holdings, Inc.	809,027	5,744,092
Twenty-First Century Fox, Inc., Class A	190,376	8,643,070
Twenty-First Century Fox, Inc., Class B	144,244	6,476,556
		68,570,798
Multiline Retail - 0.2%
Dollar Tree, Inc.*	42,933	3,456,536

Pharmaceuticals - 0.2%
Mylan NV*	93,104	3,643,160

Professional Services - 0.2%
Verisk Analytics, Inc.*	29,868	3,556,980

Road & Rail - 0.7%
CSX Corp.	158,099	11,724,622
JB Hunt Transport Services, Inc.	19,837	2,395,318
		14,119,940
Semiconductors & Semiconductor Equipment - 8.2%
Analog Devices, Inc.	66,997	6,622,653
Applied Materials, Inc.	182,090	7,833,512
ASML Holding NV (Registered), NYRS	13,491	2,766,329
Broadcom, Inc.	74,222	16,256,845
Intel Corp.	841,781	40,767,454
KLA-Tencor Corp.	28,151	3,271,428
Lam Research Corp.	29,619	5,126,753

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Maxim Integrated Products, Inc.	50,540	3,056,154
Microchip Technology, Inc.	42,476	3,654,210
Micron Technology, Inc.*	209,465	11,001,102
NVIDIA Corp.	109,633	30,771,790
QUALCOMM, Inc.	267,818	18,401,775
Skyworks Solutions, Inc.	32,882	3,002,127
Texas Instruments, Inc.	176,805	19,872,882
Xilinx, Inc.	45,792	3,563,991
		175,969,005
Software - 11.0%
Activision Blizzard, Inc.	137,513	9,914,687
Adobe Systems, Inc.*	88,961	23,442,113
Autodesk, Inc.*	39,606	6,113,186
CA, Inc.	75,246	3,295,775
Cadence Design Systems, Inc.*	50,936	2,396,030
Check Point Software Technologies Ltd.*	28,728	3,337,906
Citrix Systems, Inc.*	24,470	2,790,070
Electronic Arts, Inc.*	55,435	6,286,883
Intuit, Inc.	46,374	10,177,702
Microsoft Corp.	1,387,896	155,902,358
Symantec Corp.	112,270	2,263,363
Synopsys, Inc.*	26,924	2,750,017
Take-Two Interactive Software, Inc.*	20,663	2,759,750
Workday, Inc., Class A*	26,395	4,079,083
		235,508,923
Specialty Retail - 0.7%
O’Reilly Automotive, Inc.*	14,784	4,958,849
Ross Stores, Inc.	68,420	6,553,268
Ulta Beauty, Inc.*	10,920	2,839,200
		14,351,317
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	887,828	202,096,287
Seagate Technology plc	51,859	2,776,531
Western Digital Corp.	54,070	3,419,387
		208,292,205
Trading Companies & Distributors - 0.1%
Fastenal Co.	51,944	3,031,452

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.*	152,978	10,102,667
Vodafone Group plc, ADR	85,767	1,853,425
		11,956,092
TOTAL COMMON STOCKS (Cost $1,564,962,635)		1,595,118,055

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.2%

REPURCHASE AGREEMENTS(b) - 5.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $110,856,363 (Cost $110,832,442)	110,832,442	110,832,442

Total Investments - 79.6% (Cost $1,675,795,077)		1,705,950,497
Other Assets Less Liabilities - 20.4%		436,717,150
Net Assets - 100.0%		2,142,667,647

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $191,139,696.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR               American Depositary Receipt

NYRS             New York Registry Shares

See accompanying notes to schedules of portfolio investments

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,176	9/21/2018	USD	$180,169,080	$10,148,837

Swap Agreements

Ultra QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
694,353,875	11/6/2019	Bank of America NA	2.38%	NASDAQ-100 Index®	34,338,160
19,821,978	11/6/2019	Citibank NA	2.48%	NASDAQ-100 Index®	(8,878,643)
129,618,338	11/6/2018	Credit Suisse International	2.68%	NASDAQ-100 Index®	31,471,708
89,113,352	11/6/2019	Deutsche Bank AG	2.56%	NASDAQ-100 Index®	48,371,505
207,503,418	11/6/2019	Goldman Sachs International	2.26%	PowerShares QQQ TrustSM, Series 1	31,169,690
398,561,182	11/6/2019	Goldman Sachs International	2.51%	NASDAQ-100 Index®	116,696,212
230,566,941	11/6/2019	Morgan Stanley & Co. International plc	2.68%	NASDAQ-100 Index®	19,927,638
363,473,129	11/6/2019	Morgan Stanley & Co. International plc	2.48%	PowerShares QQQ TrustSM, Series 1	44,269,875
303,410,127	11/6/2019	Societe Generale	2.73%	NASDAQ-100 Index®	57,697,330
73,618,622	11/6/2018	UBS AG	2.58%	NASDAQ-100 Index®	39,411,506
2,510,040,962					414,474,981
				Total Unrealized Appreciation	423,353,624
				Total Unrealized Depreciation	(8,878,643)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S.  Dollar

See accompanying notes to schedules of portfolio investments

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.8%

Equity Real Estate Investment Trusts (REITs) - 68.2%
Acadia Realty Trust	8,312	237,058
Alexander & Baldwin, Inc.	6,892	161,755
Alexandria Real Estate Equities, Inc.	10,488	1,346,135
American Campus Communities, Inc.	13,920	583,666
American Homes 4 Rent, Class A	26,460	613,872
American Tower Corp.	44,986	6,708,312
Apartment Investment & Management Co., Class A	16,026	701,939
Apple Hospitality REIT, Inc.	22,055	389,271
AvalonBay Communities, Inc.	14,080	2,580,723
Boston Properties, Inc.	15,724	2,051,196
Brandywine Realty Trust	18,187	304,814
Brixmor Property Group, Inc.	30,847	562,032
Camden Property Trust	9,450	898,317
CBL & Associates Properties, Inc.	17,586	78,434
Colony Capital, Inc.	50,534	309,773
Columbia Property Trust, Inc.	12,079	290,862
CoreCivic, Inc.	12,077	312,674
CoreSite Realty Corp.	3,691	429,891
Corporate Office Properties Trust	10,404	320,235
Cousins Properties, Inc.	42,807	400,245
Crown Castle International Corp.	42,253	4,818,110
CubeSmart	18,569	567,283
CyrusOne, Inc.	10,097	676,095
DDR Corp.	15,608	218,356
DiamondRock Hospitality Co.	20,429	244,331
Digital Realty Trust, Inc.	20,979	2,607,270
Douglas Emmett, Inc.	16,271	635,545
Duke Realty Corp.	36,366	1,036,067
EastGroup Properties, Inc.	3,559	346,184
Education Realty Trust, Inc.	8,208	339,647
EPR Properties	6,586	462,205
Equinix, Inc.	8,095	3,530,472
Equity Commonwealth*	12,370	396,582
Equity LifeStyle Properties, Inc.	9,039	875,698
Equity Residential	37,504	2,540,896
Essex Property Trust, Inc.	6,729	1,657,218
Extra Space Storage, Inc.	12,844	1,184,345
Federal Realty Investment Trust	7,460	974,351
First Industrial Realty Trust, Inc.	12,770	414,514
Forest City Realty Trust, Inc., Class A	27,218	684,533
Four Corners Property Trust, Inc.	6,608	178,019
Gaming and Leisure Properties, Inc.	20,444	731,691
GEO Group, Inc. (The)	12,530	317,886
Gramercy Property Trust	16,376	447,884
HCP, Inc.	47,852	1,293,440
Healthcare Realty Trust, Inc.	12,751	394,771
Healthcare Trust of America, Inc., Class A	20,899	597,084
Highwoods Properties, Inc.	10,535	524,011
Hospitality Properties Trust	16,741	485,322
Host Hotels & Resorts, Inc.	75,512	1,625,773
Hudson Pacific Properties, Inc.	15,957	539,985
Iron Mountain, Inc.	28,666	1,034,843
JBG SMITH Properties	9,493	355,608
Kilroy Realty Corp.	10,070	736,520
Kimco Realty Corp.	43,280	740,521
Kite Realty Group Trust	8,528	149,069
Lamar Advertising Co., Class A	8,560	659,548
LaSalle Hotel Properties	11,245	394,812
Lexington Realty Trust	22,002	205,499
Liberty Property Trust	15,054	658,612
Life Storage, Inc.	4,738	462,429
Macerich Co. (The)	11,061	649,723
Mack-Cali Realty Corp.	9,179	200,469
Medical Properties Trust, Inc.	37,154	559,168
Mid-America Apartment Communities, Inc.	11,592	1,200,468
National Health Investors, Inc.	4,230	335,227
National Retail Properties, Inc.	15,673	722,369
Omega Healthcare Investors, Inc.	20,228	668,535
Outfront Media, Inc.	14,180	281,757
Paramount Group, Inc.	20,825	330,701
Park Hotels & Resorts, Inc.	20,486	685,257
Pebblebrook Hotel Trust	7,032	271,506
Physicians Realty Trust	18,537	324,212
Piedmont Office Realty Trust, Inc., Class A	13,056	259,031
PotlatchDeltic Corp.	6,136	296,369
Prologis, Inc.	64,098	4,306,073
Public Storage	15,260	3,243,971
Rayonier, Inc.	13,179	459,025
Realty Income Corp.	28,969	1,696,714
Regency Centers Corp.	15,012	991,242
Retail Properties of America, Inc., Class A	22,355	284,579
Retail Value, Inc.*	1,561	55,759
RLJ Lodging Trust	17,845	390,984
Ryman Hospitality Properties, Inc.	5,224	463,525
Sabra Health Care REIT, Inc.	18,158	428,166
SBA Communications Corp.*	11,731	1,821,003
Senior Housing Properties Trust	24,203	462,519
Simon Property Group, Inc.	31,546	5,773,864
SL Green Realty Corp.	9,007	940,331
Spirit MTA REIT*	4,366	46,803
Spirit Realty Capital, Inc.	43,651	365,359
STORE Capital Corp.	17,552	505,673
Sun Communities, Inc.	8,159	841,846
Sunstone Hotel Investors, Inc.	22,982	385,638
Tanger Factory Outlet Centers, Inc.	9,614	231,313
Taubman Centers, Inc.	6,214	401,487
UDR, Inc.	27,255	1,089,382
Uniti Group, Inc.	16,822	350,234
Urban Edge Properties	10,794	246,751
Ventas, Inc.	36,296	2,173,042
VEREIT, Inc.	98,628	771,271
Vornado Realty Trust	17,627	1,357,279
Washington Prime Group, Inc.	18,947	146,650
Washington REIT	8,009	252,764
Weingarten Realty Investors	12,142	375,552
Welltower, Inc.	37,888	2,527,508
Weyerhaeuser Co.	77,110	2,676,488
WP Carey, Inc.	10,919	726,987
Xenia Hotels & Resorts, Inc.	10,882	263,997
		99,862,804
Mortgage Real Estate Investment Trusts (REITs) - 3.5%
AGNC Investment Corp.	48,092	914,710
Annaly Capital Management, Inc.	118,113	1,254,360
Blackstone Mortgage Trust, Inc., Class A	11,654	396,935
Chimera Investment Corp.	19,047	354,846
Invesco Mortgage Capital, Inc.	11,373	184,584
MFA Financial, Inc.	45,686	349,955

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
New Residential Investment Corp.	34,238	635,800
Starwood Property Trust, Inc.	26,684	587,848
Two Harbors Investment Corp.	25,281	394,889
		5,073,927
Professional Services - 1.1%
CoStar Group, Inc.*	3,709	1,639,971

Real Estate Management & Development - 2.0%
CBRE Group, Inc., Class A*	30,798	1,503,250
Howard Hughes Corp. (The)*	3,943	514,049
Jones Lang LaSalle, Inc.	4,632	706,473
Realogy Holdings Corp.	12,989	277,835
		3,001,607
TOTAL COMMON STOCKS (Cost $120,792,764)		109,578,309

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.0%

REPURCHASE AGREEMENTS(b) - 12.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $17,621,067 (Cost $17,617,265)	17,617,265	17,617,265

Total Investments - 86.8% (Cost $138,410,029)		127,195,574
Other Assets Less Liabilities - 13.2%		19,287,602
Net Assets - 100.0%		146,483,176

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $36,305,065.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,949,499	11/6/2019	Bank of America NA	3.03%	Dow Jones U.S. Real EstateSM Index	2,319,666
32,215,843	11/6/2018	Bank of America NA	2.33%	iShares® U.S. Real Estate ETF	2,622,415
5,641,005	11/6/2018	Citibank NA	2.66%	Dow Jones U.S. Real EstateSM Index	1,634,255
67,300,058	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. Real EstateSM Index	726,088
36,232,642	11/6/2019	Deutsche Bank AG	2.51%	Dow Jones U.S. Real EstateSM Index	7,592,387
2,663,745	11/6/2018	Goldman Sachs International	2.46%	Dow Jones U.S. Real EstateSM Index	1,128,753
5,824,310	11/13/2019	Goldman Sachs International	1.99%	iShares® U.S. Real Estate ETF	169,613
168,314	11/13/2019	Morgan Stanley & Co. International plc	2.48%	Dow Jones U.S. Real EstateSM Index	(2,591,465)
724,248	11/13/2019	Morgan Stanley & Co. International plc	2.38%	iShares® U.S. Real Estate ETF	(2,360,961)
21,327,259	11/6/2018	Societe Generale	2.53%	Dow Jones U.S. Real EstateSM Index	7,604,335
779,311	11/6/2019	UBS AG	2.43%	Dow Jones U.S. Real EstateSM Index	(4,135,198)
182,826,234					14,709,888
				Total Unrealized Appreciation	23,797,512
				Total Unrealized Depreciation	(9,087,624)

(1)   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.8%

Aerospace & Defense - 1.0%
AAR Corp.	2,888	134,783
Aerojet Rocketdyne Holdings, Inc.*	6,211	218,068
Aerovironment, Inc.*	1,885	165,805
Astronics Corp.*	1,880	81,799
Axon Enterprise, Inc.*	4,671	318,842
Cubic Corp.	2,250	170,325
Ducommun, Inc.*	945	38,452
Engility Holdings, Inc.*	1,613	55,987
Esterline Technologies Corp.*	2,326	199,920
KeyW Holding Corp. (The)*	4,325	36,806
KLX, Inc.*	4,469	329,991
Kratos Defense & Security Solutions, Inc.*	7,829	104,595
Maxar Technologies Ltd.	5,035	156,337
Mercury Systems, Inc.*	4,177	227,688
Moog, Inc., Class A	2,853	225,130
National Presto Industries, Inc.	441	58,476
Sparton Corp.*	853	10,893
Triumph Group, Inc.	4,332	90,106
Vectrus, Inc.*	991	32,525
		2,656,528
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	5,188	105,576
Atlas Air Worldwide Holdings, Inc.*	2,105	128,195
Echo Global Logistics, Inc.*	2,486	82,535
Forward Air Corp.	2,608	167,590
Hub Group, Inc., Class A*	2,905	153,529
Park-Ohio Holdings Corp.	774	32,082
Radiant Logistics, Inc.*	3,458	15,042
		684,549
Airlines - 0.3%
Allegiant Travel Co.	1,146	156,143
Hawaiian Holdings, Inc.	4,480	185,920
SkyWest, Inc.	4,528	295,678
Spirit Airlines, Inc.*	6,100	289,872
		927,613
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	9,905	175,417
Cooper Tire & Rubber Co.	4,509	130,085
Cooper-Standard Holdings, Inc.*	1,597	221,073
Dana, Inc.	13,001	254,430
Dorman Products, Inc.*	2,388	193,380
Fox Factory Holding Corp.*	3,207	211,822
Gentherm, Inc.*	3,266	160,687
LCI Industries	2,172	201,887
Modine Manufacturing Co.*	4,403	74,190
Motorcar Parts of America, Inc.*	1,691	44,879
Shiloh Industries, Inc.*	1,311	11,773
Standard Motor Products, Inc.	1,887	95,803
Stoneridge, Inc.*	2,442	73,089
Superior Industries International, Inc.	2,184	47,393
Tenneco, Inc.	4,521	193,454
Tower International, Inc.	1,762	59,556
		2,148,918
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	2,750	101,612

Banks - 7.5%
1st Constitution Bancorp	652	13,790
1st Source Corp.	1,395	78,106
Access National Corp.	1,352	36,693
ACNB Corp.	607	21,731
Allegiance Bancshares, Inc.*	1,046	46,599
American National Bankshares, Inc.	733	30,163
Ameris Bancorp	3,544	175,960
Ames National Corp.	765	23,141
Arrow Financial Corp.	1,054	41,475
Atlantic Capital Bancshares, Inc.*	2,268	41,391
Auburn National Bancorporation, Inc.	210	9,744
Banc of California, Inc.	3,824	77,054
BancFirst Corp.	1,602	102,208
Bancorp, Inc. (The)*	4,480	44,934
BancorpSouth Bank	8,504	295,939
Bank of Commerce Holdings	1,379	17,789
Bank of Marin Bancorp	604	53,243
Bank of NT Butterfield & Son Ltd. (The)	4,853	256,433
Bank of Princeton (The)*	513	16,878
Bankwell Financial Group, Inc.	549	17,293
Banner Corp.	2,849	183,276
Bar Harbor Bankshares	1,355	39,905
Baycom Corp.*	909	23,816
BCB Bancorp, Inc.	1,204	17,879
Berkshire Hills Bancorp, Inc.	3,619	152,903
Blue Hills Bancorp, Inc.	2,044	47,012
Boston Private Financial Holdings, Inc.	7,406	107,017
Bridge Bancorp, Inc.	1,475	51,625
Brookline Bancorp, Inc.	7,023	127,467
Bryn Mawr Bank Corp.	1,772	86,474
BSB Bancorp, Inc.*	748	24,908
Business First Bancshares, Inc.	844	21,843
Byline Bancorp, Inc.*	1,448	33,058
C&F Financial Corp.	294	18,316
Cadence Bancorp	5,308	149,951
Cambridge Bancorp	328	29,366
Camden National Corp.	1,368	62,572
Capital City Bank Group, Inc.	1,015	24,888
Capstar Financial Holdings, Inc.	690	12,054
Carolina Financial Corp.	1,739	71,560
Cathay General Bancorp	6,876	290,855
CB Financial Services, Inc.	415	13,321
CBTX, Inc.	1,656	60,560
CenterState Bank Corp.	8,148	249,492
Central Pacific Financial Corp.	2,555	72,383
Central Valley Community Bancorp	1,024	22,129
Century Bancorp, Inc., Class A	255	18,169
Chemical Financial Corp.	6,342	362,256
Chemung Financial Corp.	291	12,222
Citizens & Northern Corp.	1,054	29,523
City Holding Co.	1,334	108,161
Civista Bancshares, Inc.	894	21,349
CNB Financial Corp.	1,291	39,802
CoBiz Financial, Inc.	3,444	79,384
Codorus Valley Bancorp, Inc.	771	24,125
Columbia Banking System, Inc.	6,500	274,625
Community Bank System, Inc.	4,464	295,204
Community Bankers Trust Corp.*	1,908	17,267
Community Financial Corp. (The)	431	14,352

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Community Trust Bancorp, Inc.	1,378	68,073
ConnectOne Bancorp, Inc.	2,685	66,185
County Bancorp, Inc.	455	11,366
Customers Bancorp, Inc.*	2,607	64,393
CVB Financial Corp.	9,212	221,549
Eagle Bancorp, Inc.*	2,835	152,665
Enterprise Bancorp, Inc.	856	30,790
Enterprise Financial Services Corp.	2,022	113,839
Equity Bancshares, Inc., Class A*	1,188	48,221
Esquire Financial Holdings, Inc.*	531	13,806
Evans Bancorp, Inc.	415	19,733
Farmers & Merchants Bancorp, Inc.	794	36,119
Farmers National Banc Corp.	2,252	35,694
FB Financial Corp.	1,167	51,325
FCB Financial Holdings, Inc., Class A*	3,771	195,338
Fidelity D&D Bancorp, Inc.	248	14,753
Fidelity Southern Corp.	1,948	47,336
Financial Institutions, Inc.	1,365	44,089
First Bancorp, Inc.	903	26,440
First Bancorp/NC	2,601	108,514
First Bancorp/PR*	18,999	166,241
First Bancshares, Inc. (The)	1,101	45,196
First Bank	1,450	20,735
First Busey Corp.	3,886	124,546
First Business Financial Services, Inc.	737	16,332
First Choice Bancorp	522	14,172
First Commonwealth Financial Corp.	8,873	148,623
First Community Bancshares, Inc.	1,453	48,777
First Community Corp.	637	16,021
First Connecticut Bancorp, Inc.	1,258	39,879
First Financial Bancorp	8,488	266,523
First Financial Bankshares, Inc.	5,776	348,870
First Financial Corp.	1,059	54,486
First Financial Northwest, Inc.	732	12,781
First Foundation, Inc.*	2,980	48,216
First Guaranty Bancshares, Inc.	428	10,696
First Internet Bancorp	720	22,644
First Interstate BancSystem, Inc., Class A	2,924	135,820
First Merchants Corp.	4,390	211,247
First Mid-Illinois Bancshares, Inc.	1,058	43,473
First Midwest Bancorp, Inc.	9,106	247,501
First Northwest Bancorp*	847	14,179
First of Long Island Corp. (The)	2,181	47,546
First United Corp.	608	12,251
Flushing Financial Corp.	2,437	63,167
Franklin Financial Network, Inc.*	1,137	43,945
Fulton Financial Corp.	15,318	278,788
German American Bancorp, Inc.	1,870	70,293
Glacier Bancorp, Inc.	7,548	344,793
Great Southern Bancorp, Inc.	981	58,173
Great Western Bancorp, Inc.	5,265	229,238
Green Bancorp, Inc.	1,994	47,856
Guaranty Bancorp	2,279	71,219
Guaranty Bancshares, Inc.	684	21,512
Hancock Whitney Corp.	7,566	390,027
Hanmi Financial Corp.	2,837	74,046
HarborOne Bancorp, Inc.*	1,290	25,426
Heartland Financial USA, Inc.	2,610	158,688
Heritage Commerce Corp.	3,551	56,248
Heritage Financial Corp.	2,998	108,827
Hilltop Holdings, Inc.	6,497	134,813
Home BancShares, Inc.	14,164	331,579
HomeTrust Bancshares, Inc.*	1,556	44,813
Hope Bancorp, Inc.	11,540	202,065
Horizon Bancorp, Inc.	3,290	67,215
Howard Bancorp, Inc.*	1,162	20,277
IBERIABANK Corp.	4,989	432,297
Independent Bank Corp.	2,418	220,280
Independent Bank Corp./MI	1,952	48,702
Independent Bank Group, Inc.	1,879	130,121
International Bancshares Corp.	4,915	230,268
Investar Holding Corp.	790	21,685
Investors Bancorp, Inc.	22,249	284,787
Lakeland Bancorp, Inc.	4,000	77,200
Lakeland Financial Corp.	2,169	106,867
LCNB Corp.	799	14,861
LegacyTexas Financial Group, Inc.	4,228	195,630
Level One Bancorp, Inc.	124	3,438
Live Oak Bancshares, Inc.	2,262	68,425
Macatawa Bank Corp.	2,312	28,831
MB Financial, Inc.	7,381	357,683
MBT Financial Corp.	1,589	17,400
Mercantile Bank Corp.	1,442	51,061
Metropolitan Bank Holding Corp.*	579	23,878
Mid Penn Bancorp, Inc.	418	12,728
Middlefield Banc Corp.	270	13,392
Midland States Bancorp, Inc.	1,875	64,556
MidSouth Bancorp, Inc.	1,329	20,400
MidWestOne Financial Group, Inc.	991	33,238
MutualFirst Financial, Inc.	519	19,722
MVB Financial Corp.	748	13,643
National Bank Holdings Corp., Class A	2,555	102,583
National Bankshares, Inc.	601	27,646
National Commerce Corp.*	1,324	58,256
NBT Bancorp, Inc.	3,788	153,338
Nicolet Bankshares, Inc.*	739	40,911
Northeast Bancorp	655	14,279
Northrim Bancorp, Inc.	603	26,864
Norwood Financial Corp.	511	20,052
Oak Valley Bancorp	616	12,918
OFG Bancorp	3,850	62,370
Ohio Valley Banc Corp.	365	15,385
Old Line Bancshares, Inc.	1,392	47,606
Old National Bancorp	13,433	272,690
Old Second Bancorp, Inc.	2,581	39,876
Opus Bank	1,752	49,669
Origin Bancorp, Inc.	1,450	58,754
Orrstown Financial Services, Inc.	661	17,219
Pacific Mercantile Bancorp*	1,381	13,948
Pacific Premier Bancorp, Inc.*	4,051	160,217
Park National Corp.	1,191	131,189
Parke Bancorp, Inc.	615	14,176
Peapack Gladstone Financial Corp.	1,628	54,391
Penns Woods Bancorp, Inc.	407	18,429
Peoples Bancorp of North Carolina, Inc.	413	12,605
Peoples Bancorp, Inc.	1,571	56,336
Peoples Financial Services Corp.	612	28,140
People’s Utah Bancorp	1,367	49,417
Preferred Bank	1,239	75,839
Premier Financial Bancorp, Inc.	1,053	20,533
QCR Holdings, Inc.	1,162	50,547
RBB Bancorp	1,215	34,810
Reliant Bancorp, Inc.	898	24,740
Renasant Corp.	4,284	200,020

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Republic Bancorp, Inc., Class A	854	41,513
Republic First Bancorp, Inc.*	3,909	30,490
S&T Bancorp, Inc.	3,060	142,780
Sandy Spring Bancorp, Inc.	3,079	120,081
SB One Bancorp	635	17,653
Seacoast Banking Corp. of Florida*	4,086	129,199
Select Bancorp, Inc.*	1,000	12,810
ServisFirst Bancshares, Inc.	4,135	178,218
Shore Bancshares, Inc.	1,120	21,045
Sierra Bancorp	1,253	37,176
Simmons First National Corp., Class A	8,045	254,222
SmartFinancial, Inc.*	1,010	24,826
South State Corp.	3,248	267,832
Southern First Bancshares, Inc.*	610	25,376
Southern National Bancorp of Virginia, Inc.	1,737	30,484
Southside Bancshares, Inc.	2,953	105,127
Spirit of Texas Bancshares, Inc.*	185	3,990
State Bank Financial Corp.	3,353	109,241
Stock Yards Bancorp, Inc.	1,915	74,110
Summit Financial Group, Inc.	973	24,520
Tompkins Financial Corp.	1,310	115,110
Towne Bank	5,857	190,938
TriCo Bancshares	2,268	88,180
TriState Capital Holdings, Inc.*	1,983	58,994
Triumph Bancorp, Inc.*	2,132	90,503
Trustmark Corp.	5,991	212,561
UMB Financial Corp.	4,029	303,142
Union Bankshares Corp.	5,822	242,195
Union Bankshares, Inc.	346	18,165
United Bankshares, Inc.	8,997	354,482
United Community Banks, Inc.	6,971	211,500
United Security Bancshares	1,166	12,943
Unity Bancorp, Inc.	686	16,738
Univest Corp. of Pennsylvania	2,563	73,045
Valley National Bancorp	28,689	345,702
Veritex Holdings, Inc.*	2,065	63,230
Washington Trust Bancorp, Inc.	1,338	80,280
WesBanco, Inc.	4,622	228,096
West Bancorporation, Inc.	1,412	34,100
Westamerica Bancorp	2,290	146,629
		20,015,696
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	747	226,453
Castle Brands, Inc.*	8,081	9,293
Celsius Holdings, Inc.*	2,030	9,277
Coca-Cola Bottling Co. Consolidated	418	70,876
Craft Brew Alliance, Inc.*	1,132	21,452
MGP Ingredients, Inc.	1,175	90,604
National Beverage Corp.*	1,046	123,261
Primo Water Corp.*	2,414	48,280
		599,496
Biotechnology - 5.1%
Abeona Therapeutics, Inc.*	2,741	42,211
ACADIA Pharmaceuticals, Inc.*	8,746	124,368
Acceleron Pharma, Inc.*	3,439	185,775
Achaogen, Inc.*	2,790	14,759
Achillion Pharmaceuticals, Inc.*	12,083	41,686
Acorda Therapeutics, Inc.*	3,873	111,542
Adamas Pharmaceuticals, Inc.*	1,952	44,955
ADMA Biologics, Inc.*	1,681	10,742
Aduro Biotech, Inc.*	5,701	42,187
Adverum Biotechnologies, Inc.*	4,838	36,769
Aeglea BioTherapeutics, Inc.*	1,450	15,848
Agenus, Inc.*	7,105	15,702
Aimmune Therapeutics, Inc.*	3,848	107,398
Akebia Therapeutics, Inc.*	4,480	36,781
Albireo Pharma, Inc.*	809	27,975
Alder Biopharmaceuticals, Inc.*	5,177	93,704
Aldeyra Therapeutics, Inc.*	1,415	11,957
Allena Pharmaceuticals, Inc.*	1,030	11,227
AMAG Pharmaceuticals, Inc.*	3,050	74,420
Amicus Therapeutics, Inc.*	16,822	226,761
AnaptysBio, Inc.*	1,649	146,167
Apellis Pharmaceuticals, Inc.*	3,209	62,126
Arbutus Biopharma Corp.*	3,138	28,556
Arcus Biosciences, Inc.*	459	6,610
Ardelyx, Inc.*	2,980	12,814
Arena Pharmaceuticals, Inc.*	4,411	171,323
ArQule, Inc.*	7,715	51,150
Array BioPharma, Inc.*	18,119	282,113
Arrowhead Pharmaceuticals, Inc.*	7,735	114,169
Arsanis, Inc.*	413	946
Atara Biotherapeutics, Inc.*	3,613	147,952
Athenex, Inc.*	3,740	61,448
Athersys, Inc.*	10,077	20,759
Audentes Therapeutics, Inc.*	2,845	103,558
AVEO Pharmaceuticals, Inc.*	9,032	27,006
Avid Bioservices, Inc.*	4,503	32,962
Bellicum Pharmaceuticals, Inc.*	3,540	25,594
BioCryst Pharmaceuticals, Inc.*	8,751	62,657
Biohaven Pharmaceutical Holding Co. Ltd.*	2,429	91,962
BioSpecifics Technologies Corp.*	506	27,142
BioTime, Inc.*	7,958	21,884
Blueprint Medicines Corp.*	3,674	281,686
Calithera Biosciences, Inc.*	2,761	15,047
Calyxt, Inc.*	458	7,754
Cara Therapeutics, Inc.*	2,409	48,589
CareDx, Inc.*	2,873	69,843
CASI Pharmaceuticals, Inc.*	4,434	30,816
Catalyst Biosciences, Inc.*	1,056	11,542
Catalyst Pharmaceuticals, Inc.*	8,571	28,884
Celcuity, Inc.*	517	12,780
Cellular Biomedicine Group, Inc.*	1,031	21,909
ChemoCentryx, Inc.*	1,948	25,675
Chimerix, Inc.*	3,916	15,625
Clovis Oncology, Inc.*	4,231	151,258
Cohbar, Inc.*(c)	1,983	10,391
Coherus Biosciences, Inc.*	4,160	83,824
Concert Pharmaceuticals, Inc.*	1,892	29,837
Corbus Pharmaceuticals Holdings, Inc.*	4,433	25,933
Corvus Pharmaceuticals, Inc.*	1,232	13,503
CTI BioPharma Corp.*	4,539	8,533
Cue Biopharma, Inc.*	1,571	15,113
Cytokinetics, Inc.*	4,086	32,279
CytomX Therapeutics, Inc.*	3,427	77,073
Deciphera Pharmaceuticals, Inc.*	676	25,005
Denali Therapeutics, Inc.*	1,502	29,484
Dicerna Pharmaceuticals, Inc.*	3,946	62,544
Dynavax Technologies Corp.*	5,540	76,729
Eagle Pharmaceuticals, Inc.*	925	63,945
Editas Medicine, Inc.*	4,056	133,158
Emergent BioSolutions, Inc.*	3,953	245,086
Enanta Pharmaceuticals, Inc.*	1,489	135,395
Epizyme, Inc.*	4,649	54,858

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Esperion Therapeutics, Inc.*	2,033	100,613
Evelo Biosciences, Inc.*	476	6,412
Fate Therapeutics, Inc.*	4,416	56,922
Fennec Pharmaceuticals, Inc.*	1,007	9,587
FibroGen, Inc.*	6,643	406,219
Five Prime Therapeutics, Inc.*	2,949	41,286
Flexion Therapeutics, Inc.*	2,985	68,356
Fortress Biotech, Inc.*	3,026	5,961
G1 Therapeutics, Inc.*	1,813	110,013
Genomic Health, Inc.*	1,838	112,430
Geron Corp.*	14,149	81,074
Global Blood Therapeutics, Inc.*	4,440	217,338
GlycoMimetics, Inc.*	2,988	43,983
GTx, Inc.*	409	9,783
Halozyme Therapeutics, Inc.*	11,088	204,130
Heron Therapeutics, Inc.*	5,670	218,578
Homology Medicines, Inc.*	928	15,451
Idera Pharmaceuticals, Inc.*	1,697	17,751
Immune Design Corp.*	2,995	11,381
ImmunoGen, Inc.*	11,388	116,044
Immunomedics, Inc.*	11,712	313,413
Inovio Pharmaceuticals, Inc.*	7,368	38,756
Insmed, Inc.*	6,805	135,624
Insys Therapeutics, Inc.*	2,389	22,337
Intellia Therapeutics, Inc.*	2,952	91,305
Intercept Pharmaceuticals, Inc.*	1,946	217,563
Intrexon Corp.*	6,175	94,971
Invitae Corp.*	5,674	84,032
Iovance Biotherapeutics, Inc.*	7,302	129,245
Ironwood Pharmaceuticals, Inc.*	12,311	236,864
Jounce Therapeutics, Inc.*	1,401	10,998
Kadmon Holdings, Inc.*	6,173	26,606
Karyopharm Therapeutics, Inc.*	4,308	90,683
Keryx Biopharmaceuticals, Inc.*	8,399	28,641
Kindred Biosciences, Inc.*	2,299	34,255
Kura Oncology, Inc.*	2,208	45,264
La Jolla Pharmaceutical Co.*	1,906	43,914
Lexicon Pharmaceuticals, Inc.*	3,840	44,429
Ligand Pharmaceuticals, Inc.*	1,859	482,764
Loxo Oncology, Inc.*	2,359	398,624
MacroGenics, Inc.*	3,484	76,195
Madrigal Pharmaceuticals, Inc.*	516	123,432
MannKind Corp.*	12,447	13,692
MediciNova, Inc.*	3,479	42,339
Mersana Therapeutics, Inc.*	1,107	15,443
MiMedx Group, Inc.*	9,202	48,771
Minerva Neurosciences, Inc.*	2,720	28,288
Miragen Therapeutics, Inc.*	2,279	14,153
Mirati Therapeutics, Inc.*	1,609	90,989
Molecular Templates, Inc.*	803	4,625
Momenta Pharmaceuticals, Inc.*	6,819	180,703
Mustang Bio, Inc.*	1,480	10,242
Myriad Genetics, Inc.*	5,830	290,276
NantKwest, Inc.*	2,471	8,377
Natera, Inc.*	2,617	72,334
NewLink Genetics Corp.*	2,587	8,020
Novavax, Inc.*	33,876	52,847
Nymox Pharmaceutical Corp.*	2,877	7,538
OPKO Health, Inc.*	28,586	169,229
Organovo Holdings, Inc.*	9,306	12,005
Ovid therapeutics, Inc.*	1,171	7,811
Palatin Technologies, Inc.*	17,432	17,606
PDL BioPharma, Inc.*	13,198	31,939
Pfenex, Inc.*	1,898	10,021
Pieris Pharmaceuticals, Inc.*	4,614	25,562
PolarityTE, Inc.*	771	22,035
Portola Pharmaceuticals, Inc.*	5,786	172,712
Progenics Pharmaceuticals, Inc.*	6,591	51,608
Proteostasis Therapeutics, Inc.*	2,236	6,015
Prothena Corp. plc*	3,570	54,335
PTC Therapeutics, Inc.*	4,023	167,920
Puma Biotechnology, Inc.*	2,588	113,743
Ra Pharmaceuticals, Inc.*	1,284	15,665
Radius Health, Inc.*	3,596	73,970
Recro Pharma, Inc.*	1,551	9,895
REGENXBIO, Inc.*	2,540	178,943
Repligen Corp.*	3,474	190,653
Retrophin, Inc.*	3,552	112,563
Rhythm Pharmaceuticals, Inc.*	1,089	34,303
Rigel Pharmaceuticals, Inc.*	14,663	50,001
Rocket Pharmaceuticals, Inc.*	1,855	44,242
Sangamo Therapeutics, Inc.*	9,012	164,469
Savara, Inc.*	2,221	26,119
Selecta Biosciences, Inc.*	1,600	21,696
Seres Therapeutics, Inc.*	1,830	16,067
Solid Biosciences, Inc.*	809	34,520
Sorrento Therapeutics, Inc.*	7,725	42,874
Spark Therapeutics, Inc.*	2,795	172,200
Spectrum Pharmaceuticals, Inc.*	8,799	189,442
Spero Therapeutics, Inc.*	593	6,766
Spring Bank Pharmaceuticals, Inc.*	986	13,991
Stemline Therapeutics, Inc.*	2,456	41,998
Surface Oncology, Inc.*	646	6,266
Syndax Pharmaceuticals, Inc.*	1,317	10,220
Synergy Pharmaceuticals, Inc.*	22,088	43,072
Synlogic, Inc.*	1,369	14,484
Syros Pharmaceuticals, Inc.*	2,176	26,743
T2 Biosystems, Inc.*	2,271	14,830
TG Therapeutics, Inc.*	5,257	66,764
Tocagen, Inc.*	1,584	15,444
Tyme Technologies, Inc.*	3,733	8,325
Ultragenyx Pharmaceutical, Inc.*	4,178	354,002
UNITY Biotechnology, Inc.*	448	8,539
Unum Therapeutics, Inc.*	315	5,138
Vanda Pharmaceuticals, Inc.*	4,563	88,180
Veracyte, Inc.*	2,149	27,163
Verastem, Inc.*	4,697	46,782
Vericel Corp.*	3,278	39,992
Viking Therapeutics, Inc.*	3,869	50,568
Vital Therapies, Inc.*	2,701	21,743
Voyager Therapeutics, Inc.*	1,906	41,436
Xencor, Inc.*	4,107	171,632
XOMA Corp.*	507	9,496
Zafgen, Inc.*	2,029	19,316
ZIOPHARM Oncology, Inc.*	11,692	34,141
		13,558,821
Building Products - 1.0%
AAON, Inc.	3,667	148,147
Advanced Drainage Systems, Inc.	3,947	123,738
American Woodmark Corp.*	1,255	106,612
Apogee Enterprises, Inc.	2,460	121,081
Armstrong Flooring, Inc.*	1,890	33,094
Builders FirstSource, Inc.*	10,045	156,903
Caesarstone Ltd.	2,037	38,601
Continental Building Products, Inc.*	3,303	123,202
CSW Industrials, Inc.*	1,403	78,568
Gibraltar Industries, Inc.*	2,838	128,845
Griffon Corp.	2,583	47,140
Insteel Industries, Inc.	1,620	62,127

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
JELD-WEN Holding, Inc.*	6,233	151,587
Masonite International Corp.*	2,434	162,956
NCI Building Systems, Inc.*	3,788	64,017
Patrick Industries, Inc.*	2,117	135,488
PGT Innovations, Inc.*	4,342	105,511
Quanex Building Products Corp.	3,103	50,889
Simpson Manufacturing Co., Inc.	3,683	282,744
Trex Co., Inc.*	5,254	445,014
Universal Forest Products, Inc.	5,330	199,662
		2,765,926
Capital Markets - 1.0%
Arlington Asset Investment Corp., Class A	2,453	24,947
Artisan Partners Asset Management, Inc., Class A	4,270	141,551
Ashford, Inc.	68	6,215
Associated Capital Group, Inc., Class A	237	8,864
B. Riley Financial, Inc.	1,791	41,014
BlackRock Capital Investment Corp.	2	13
Blucora, Inc.*	4,171	150,990
BrightSphere Investment Group plc	7,258	92,104
Cohen & Steers, Inc.	1,983	82,433
Cowen, Inc.*	2,493	37,894
Diamond Hill Investment Group, Inc.	290	54,111
Donnelley Financial Solutions, Inc.*	2,993	62,524
Federated Investors, Inc., Class B	8,609	199,384
GAIN Capital Holdings, Inc.	2,431	17,916
GAMCO Investors, Inc., Class A	380	9,823
Greenhill & Co., Inc.	1,916	52,690
Hamilton Lane, Inc., Class A	1,326	64,682
Hercules Capital, Inc.	6	81
Houlihan Lokey, Inc.	2,651	124,677
INTL. FCStone, Inc.*	1,363	76,001
Investment Technology Group, Inc.	2,896	63,365
Ladenburg Thalmann Financial Services, Inc.	9,046	31,209
Moelis & Co., Class A	3,907	226,801
Oppenheimer Holdings, Inc., Class A	859	26,801
Piper Jaffray Cos.	1,306	100,562
PJT Partners, Inc., Class A	1,772	102,634
Prospect Capital Corp.	3	23
Pzena Investment Management, Inc., Class A	1,580	14,346
Safeguard Scientifics, Inc.*	1,714	17,654
Siebert Financial Corp.*	659	10,412
Silvercrest Asset Management Group, Inc., Class A	739	11,713
Stifel Financial Corp.	6,168	344,631
Value Line, Inc.	96	2,343
Virtus Investment Partners, Inc.	616	79,464
Waddell & Reed Financial, Inc., Class A	7,110	142,342
Westwood Holdings Group, Inc.	736	42,342
WisdomTree Investments, Inc.	10,394	85,439
		2,549,995
Chemicals - 1.5%
Advanced Emissions Solutions, Inc.	1,676	19,140
AdvanSix, Inc.*	2,730	92,383
AgroFresh Solutions, Inc.*	2,802	18,633
American Vanguard Corp.	2,550	55,845
Balchem Corp.	2,850	316,036
Chase Corp.	644	79,824
Ferro Corp.*	7,494	164,493
Flotek Industries, Inc.*	4,890	12,176
FutureFuel Corp.	2,295	34,035
GCP Applied Technologies, Inc.*	6,392	161,078
Hawkins, Inc.	861	35,559
HB Fuller Co.	4,501	256,512
Ingevity Corp.*	3,769	380,707
Innophos Holdings, Inc.	1,730	75,618
Innospec, Inc.	2,154	167,150
Intrepid Potash, Inc.*	8,489	28,863
KMG Chemicals, Inc.	1,307	101,266
Koppers Holdings, Inc.*	1,831	64,909
Kraton Corp.*	2,755	129,568
Kronos Worldwide, Inc.	2,014	40,542
LSB Industries, Inc.*	1,918	16,725
Marrone Bio Innovations, Inc.*	4,848	10,108
Minerals Technologies, Inc.	3,145	211,187
OMNOVA Solutions, Inc.*	3,891	35,214
PolyOne Corp.	7,099	300,004
PQ Group Holdings, Inc.*	3,252	57,886
Quaker Chemical Corp.	1,161	209,143
Rayonier Advanced Materials, Inc.	4,561	95,325
Sensient Technologies Corp.	3,782	268,598
Stepan Co.	1,801	160,667
Trecora Resources*	1,842	25,788
Tredegar Corp.	2,300	50,485
Trinseo SA	3,860	297,799
Tronox Ltd., Class A	8,322	134,733
Valhi, Inc.	2,245	7,408
		4,115,407
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	5,882	186,577
ACCO Brands Corp.	9,438	117,031
Advanced Disposal Services, Inc.*	6,441	171,846
Brady Corp., Class A	4,173	168,798
Brink’s Co. (The)	4,469	335,622
Casella Waste Systems, Inc., Class A*	3,541	100,493
CECO Environmental Corp.	2,696	22,754
CompX International, Inc.	147	1,984
Covanta Holding Corp.	10,450	184,442
Deluxe Corp.	4,245	251,389
Ennis, Inc.	2,209	48,156
Essendant, Inc.	3,315	47,835
Healthcare Services Group, Inc.	6,585	271,368
Heritage-Crystal Clean, Inc.*	1,316	30,663
Herman Miller, Inc.	5,286	202,454
HNI Corp.	3,859	170,182
Interface, Inc.	5,250	123,637
Kimball International, Inc., Class B	3,214	56,149
Knoll, Inc.	4,304	101,316
LSC Communications, Inc.	3,052	37,326
Matthews International Corp., Class A	2,773	143,919
McGrath RentCorp	2,143	124,294
Mobile Mini, Inc.	3,949	169,412
MSA Safety, Inc.	3,031	306,404
Multi-Color Corp.	1,233	76,138
NL Industries, Inc.*	742	5,862
PICO Holdings, Inc.*	1,845	22,048
Pitney Bowes, Inc.	16,724	121,416
Quad/Graphics, Inc.	2,917	66,420
RR Donnelley & Sons Co.	6,278	31,767

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
SP Plus Corp.*	2,012	78,267
Steelcase, Inc., Class A	7,541	110,099
Team, Inc.*	2,630	61,279
Tetra Tech, Inc.	4,927	343,905
UniFirst Corp.	1,356	251,131
US Ecology, Inc.	1,947	141,644
Viad Corp.	1,809	111,434
VSE Corp.	770	29,707
		4,825,168
Communications Equipment - 1.2%
Acacia Communications, Inc.*	2,432	99,153
ADTRAN, Inc.	4,257	73,220
Aerohive Networks, Inc.*	2,913	12,293
Applied Optoelectronics, Inc.*	1,668	68,989
CalAmp Corp.*	3,093	72,686
Calix, Inc.*	3,892	30,358
Casa Systems, Inc.*	1,289	18,935
Ciena Corp.*	12,740	402,329
Clearfield, Inc.*	1,009	13,773
Comtech Telecommunications Corp.	2,044	73,277
DASAN Zhone Solutions, Inc.*	522	5,658
Digi International, Inc.*	2,387	32,105
Extreme Networks, Inc.*	10,200	63,954
Finisar Corp.*	10,211	208,304
Harmonic, Inc.*	7,397	40,314
Infinera Corp.*	13,256	118,641
InterDigital, Inc.	3,076	254,078
KVH Industries, Inc.*	1,438	17,903
Lumentum Holdings, Inc.*	5,572	378,339
NETGEAR, Inc.*	2,777	196,750
NetScout Systems, Inc.*	7,487	187,175
Oclaro, Inc.*	14,959	142,709
Plantronics, Inc.	2,946	198,030
Quantenna Communications, Inc.*	2,952	53,933
Ribbon Communications, Inc.*	4,684	32,413
ViaSat, Inc.*	4,867	305,745
Viavi Solutions, Inc.*	20,208	226,330
		3,327,394
Construction & Engineering - 0.8%
Aegion Corp.*	2,851	71,161
Ameresco, Inc., Class A*	1,681	24,122
Argan, Inc.	1,301	51,780
Comfort Systems USA, Inc.	3,257	186,952
Dycom Industries, Inc.*	2,685	225,298
EMCOR Group, Inc.	5,166	413,797
Granite Construction, Inc.	3,907	178,472
Great Lakes Dredge & Dock Corp.*	5,072	27,769
HC2 Holdings, Inc.*	3,780	23,701
IES Holdings, Inc.*	741	14,190
Infrastructure and Energy Alternatives, Inc.*	1,523	16,144
KBR, Inc.	12,537	263,026
MasTec, Inc.*	5,765	252,507
MYR Group, Inc.*	1,430	49,721
Northwest Pipe Co.*	849	15,333
NV5 Global, Inc.*	738	65,276
Orion Group Holdings, Inc.*	2,450	21,119
Primoris Services Corp.	3,716	93,123
Sterling Construction Co., Inc.*	2,370	34,483
Tutor Perini Corp.*	3,326	67,684
Willscot Corp.*	2,897	50,553
		2,146,211
Construction Materials - 0.1%
Forterra, Inc.*	1,677	14,187
Summit Materials, Inc., Class A*	9,967	211,998
United States Lime & Minerals, Inc.	178	13,509
US Concrete, Inc.*	1,429	68,878
		308,572
Consumer Finance - 0.5%
Curo Group Holdings Corp.*	688	21,232
Elevate Credit, Inc.*	1,793	16,783
Encore Capital Group, Inc.*	2,311	89,551
Enova International, Inc.*	2,958	98,206
EZCORP, Inc., Class A*	4,450	49,395
FirstCash, Inc.	3,958	321,786
Green Dot Corp., Class A*	4,242	363,412
LendingClub Corp.*	28,099	101,437
Nelnet, Inc., Class A	1,654	95,353
PRA Group, Inc.*	3,966	144,957
Regional Management Corp.*	828	27,597
World Acceptance Corp.*	546	64,761
		1,394,470
Containers & Packaging - 0.1%
Greif, Inc., Class A	2,273	125,424
Greif, Inc., Class B	495	28,141
Myers Industries, Inc.	2,718	60,475
UFP Technologies, Inc.*	588	20,727
		234,767
Distributors - 0.1%
Core-Mark Holding Co., Inc.	4,057	145,119
Funko, Inc., Class A*	933	23,717
Weyco Group, Inc.	549	19,473
		188,309
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.*	5,322	254,658
American Public Education, Inc.*	1,424	49,484
Cambium Learning Group, Inc.*	1,287	17,220
Career Education Corp.*	6,040	96,338
Carriage Services, Inc.	1,331	30,307
Chegg, Inc.*	9,461	306,347
Houghton Mifflin Harcourt Co.*	9,197	59,321
K12, Inc.*	3,404	56,370
Laureate Education, Inc., Class A*	4,481	71,562
Regis Corp.*	3,146	67,293
Sotheby’s*	3,313	159,090
Strategic Education, Inc.	1,857	257,696
Weight Watchers International, Inc.*	3,425	256,532
		1,682,218
Diversified Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,720	56,222
Cannae Holdings, Inc.*	6,043	117,476
FGL Holdings*	12,603	109,772
Marlin Business Services Corp.	771	22,051
On Deck Capital, Inc.*	4,539	37,311
Tiptree, Inc.	2,485	16,152
		358,984
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	928	67,957
Cincinnati Bell, Inc.*	4,076	52,988
Cogent Communications Holdings, Inc.	3,722	203,593
Consolidated Communications Holdings, Inc.	6,236	73,647

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Frontier Communications Corp.	7,022	36,514
Intelsat SA*	3,547	77,928
Iridium Communications, Inc.*	8,532	172,773
Ooma, Inc.*	1,624	25,984
ORBCOMM, Inc.*	6,502	70,157
pdvWireless, Inc.*	832	25,002
Vonage Holdings Corp.*	19,654	278,694
Windstream Holdings, Inc.*	3,625	17,074
		1,102,311
Electric Utilities - 0.8%
ALLETE, Inc.	4,580	343,866
El Paso Electric Co.	3,600	220,680
IDACORP, Inc.	4,488	439,151
MGE Energy, Inc.	3,103	203,091
Otter Tail Corp.	3,502	167,746
PNM Resources, Inc.	7,076	275,610
Portland General Electric Co.	7,952	368,973
Spark Energy, Inc., Class A	1,005	8,844
		2,027,961
Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	621	30,330
Atkore International Group, Inc.*	3,509	96,076
AZZ, Inc.	2,301	123,679
Babcock & Wilcox Enterprises, Inc.*	2,848	3,987
Encore Wire Corp.	1,810	90,953
Energous Corp.*	2,070	26,537
EnerSys	3,744	310,715
Enphase Energy, Inc.*	7,688	37,594
FuelCell Energy, Inc.*	7,243	8,474
Generac Holdings, Inc.*	5,391	299,147
Plug Power, Inc.*	18,999	37,428
Powell Industries, Inc.	786	30,772
Preformed Line Products Co.	272	22,222
Sunrun, Inc.*	8,443	110,772
Thermon Group Holdings, Inc.*	2,880	77,184
TPI Composites, Inc.*	1,294	36,271
Vicor Corp.*	1,531	95,611
Vivint Solar, Inc.*	2,724	14,301
		1,452,053
Electronic Equipment, Instruments & Components - 1.9%
Anixter International, Inc.*	2,620	188,902
AVX Corp.	4,148	87,730
Badger Meter, Inc.	2,539	139,518
Bel Fuse, Inc., Class B	857	24,553
Belden, Inc.	3,592	261,210
Benchmark Electronics, Inc.	4,240	109,604
Control4 Corp.*	2,313	74,964
CTS Corp.	2,907	107,414
Daktronics, Inc.	3,196	25,920
Electro Scientific Industries, Inc.*	2,822	61,943
ePlus, Inc.*	1,209	125,313
Fabrinet*	3,204	153,375
FARO Technologies, Inc.*	1,494	101,891
Fitbit, Inc., Class A*	18,379	110,642
II-VI, Inc.*	5,494	273,326
Insight Enterprises, Inc.*	3,123	172,202
Iteris, Inc.*	2,260	11,639
Itron, Inc.*	3,013	200,063
KEMET Corp.*	4,948	127,856
Kimball Electronics, Inc.*	2,302	45,580
Knowles Corp.*	7,766	140,798
Maxwell Technologies, Inc.*	3,023	10,792
Mesa Laboratories, Inc.	294	59,021
Methode Electronics, Inc.	3,203	126,999
MTS Systems Corp.	1,588	85,911
Napco Security Technologies, Inc.*	1,053	15,900
nLight, Inc.*	619	19,071
Novanta, Inc.*	2,911	222,983
OSI Systems, Inc.*	1,493	116,290
PAR Technology Corp.*	1,011	25,962
Park Electrochemical Corp.	1,710	36,560
PC Connection, Inc.	1,025	40,693
Plexus Corp.*	2,906	183,921
Rogers Corp.*	1,631	225,192
Sanmina Corp.*	6,026	185,601
ScanSource, Inc.*	2,239	91,015
SYNNEX Corp.	2,700	261,819
Tech Data Corp.*	3,399	247,277
TTM Technologies, Inc.*	8,339	155,939
Vishay Intertechnology, Inc.	11,779	280,340
Vishay Precision Group, Inc.*	919	39,793
		4,975,522
Energy Equipment & Services - 1.3%
Archrock, Inc.	11,303	142,983
Basic Energy Services, Inc.*	1,705	15,106
Bristow Group, Inc.*	2,892	31,696
C&J Energy Services, Inc.*	5,733	120,106
Cactus, Inc., Class A*	3,269	111,734
CARBO Ceramics, Inc.*	1,810	15,657
Covia Holdings Corp.*	2,761	31,282
Dawson Geophysical Co.*	1,876	11,631
Diamond Offshore Drilling, Inc.*	5,760	100,339
Dril-Quip, Inc.*	3,384	178,168
Era Group, Inc.*	1,793	21,408
Exterran Corp.*	2,880	78,883
Forum Energy Technologies, Inc.*	7,201	86,052
Frank’s International NV*	6,507	57,457
FTS International, Inc.*	2,011	22,181
Gulfmark Offshore, Inc.*	330	12,045
Helix Energy Solutions Group, Inc.*	12,506	117,056
Independence Contract Drilling, Inc.*	3,050	13,329
ION Geophysical Corp.*	945	16,963
Keane Group, Inc.*	4,897	60,135
Key Energy Services, Inc.*	908	12,131
Liberty Oilfield Services, Inc., Class A*	1,319	25,905
Mammoth Energy Services, Inc.	753	20,692
Matrix Service Co.*	2,353	49,178
McDermott International, Inc.*	15,947	308,415
Natural Gas Services Group, Inc.*	1,109	24,509
NCS Multistage Holdings, Inc.*	869	14,139
Newpark Resources, Inc.*	7,814	82,047
Nine Energy Service, Inc.*	711	21,316
Noble Corp. plc*	21,926	133,749
Nuverra Environmental Solutions, Inc.*	113	1,304
Ocean Rig UDW, Inc., Class A*	4,851	131,365
Oceaneering International, Inc.*	8,788	248,437
Oil States International, Inc.*	5,299	179,371
PHI, Inc. (Non-Voting)*	1,042	8,492
Pioneer Energy Services Corp.*	6,779	21,693
Profire Energy, Inc.*	2,102	5,991
ProPetro Holding Corp.*	6,301	95,901
Quintana Energy Services, Inc.*	553	4,330
RigNet, Inc.*	1,248	20,342
Rowan Cos. plc, Class A*	11,330	159,073

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
SEACOR Holdings, Inc.*	1,521	78,256
SEACOR Marine Holdings, Inc.*	1,437	29,430
Select Energy Services, Inc., Class A*	4,013	54,777
Smart Sand, Inc.*	1,977	9,846
Solaris Oilfield Infrastructure, Inc., Class A*	2,314	39,847
Superior Energy Services, Inc.*	13,632	122,688
TETRA Technologies, Inc.*	10,820	49,664
Tidewater, Inc.*	2,128	68,096
Unit Corp.*	4,652	122,301
US Silica Holdings, Inc.	6,961	147,504
		3,535,000
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust	7,161	204,232
Agree Realty Corp.	2,681	153,005
Alexander & Baldwin, Inc.	6,070	142,463
Alexander’s, Inc.	189	68,216
American Assets Trust, Inc.	3,421	135,130
Americold Realty Trust	4,669	116,258
Armada Hoffler Properties, Inc.	4,000	62,360
Ashford Hospitality Trust, Inc.	7,552	49,012
Bluerock Residential Growth REIT, Inc.	2,124	21,006
Braemar Hotels & Resorts, Inc.	2,600	30,030
BRT Apartments Corp.	734	9,447
CareTrust REIT, Inc.	6,717	123,929
CatchMark Timber Trust, Inc., Class A	4,365	54,737
CBL & Associates Properties, Inc.	15,052	67,132
Cedar Realty Trust, Inc.	7,862	35,143
Chatham Lodging Trust	4,021	86,250
Chesapeake Lodging Trust	5,273	173,534
City Office REIT, Inc.	3,154	40,718
Clipper Realty, Inc.	1,321	16,116
Community Healthcare Trust, Inc.	1,549	48,065
CoreCivic, Inc.	10,558	273,347
CorEnergy Infrastructure Trust, Inc.	1,057	39,579
CorePoint Lodging, Inc.	3,616	75,394
Cousins Properties, Inc.	37,381	349,512
DiamondRock Hospitality Co.	17,783	212,685
Easterly Government Properties, Inc.	4,072	82,458
EastGroup Properties, Inc.	3,058	297,452
Education Realty Trust, Inc.	6,758	279,646
Farmland Partners, Inc.	2,819	19,902
First Industrial Realty Trust, Inc.	11,073	359,430
Four Corners Property Trust, Inc.	5,488	147,847
Franklin Street Properties Corp.	9,267	79,418
Front Yard Residential Corp.	4,384	53,572
GEO Group, Inc. (The)	10,792	273,793
Getty Realty Corp.	2,868	83,487
Gladstone Commercial Corp.	2,499	49,755
Gladstone Land Corp.	1,161	15,906
Global Medical REIT, Inc.	1,683	16,106
Global Net Lease, Inc.	6,022	130,617
Government Properties Income Trust	8,774	148,368
Gramercy Property Trust	14,256	389,902
Healthcare Realty Trust, Inc.	11,022	341,241
Hersha Hospitality Trust	3,165	74,694
Independence Realty Trust, Inc.	7,754	80,099
Industrial Logistics Properties Trust	1,794	43,182
InfraREIT, Inc.	3,930	82,098
Innovative Industrial Properties, Inc.	570	25,878
Investors Real Estate Trust	10,660	58,097
iStar, Inc.	5,784	64,723
Jernigan Capital, Inc.	1,202	24,052
Kite Realty Group Trust	7,355	128,565
LaSalle Hotel Properties	9,849	345,798
Lexington Realty Trust	19,152	178,880
LTC Properties, Inc.	3,497	162,436
Mack-Cali Realty Corp.	8,043	175,659
MedEquities Realty Trust, Inc.	2,543	27,236
Monmouth Real Estate Investment Corp.	6,772	117,765
National Health Investors, Inc.	3,579	283,636
National Storage Affiliates Trust	4,498	127,563
New Senior Investment Group, Inc.	6,633	42,053
NexPoint Residential Trust, Inc.	1,467	47,384
NorthStar Realty Europe Corp.	4,160	57,075
One Liberty Properties, Inc.	1,330	38,291
Pebblebrook Hotel Trust	6,058	233,899
Pennsylvania REIT	6,115	62,373
Physicians Realty Trust	16,238	284,003
Piedmont Office Realty Trust, Inc., Class A	11,391	225,997
PotlatchDeltic Corp.	5,474	264,394
Preferred Apartment Communities, Inc., Class A	3,478	61,978
PS Business Parks, Inc.	1,770	230,861
QTS Realty Trust, Inc., Class A	4,529	207,111
Ramco-Gershenson Properties Trust	7,052	98,446
Retail Opportunity Investments Corp.	9,875	194,932
Rexford Industrial Realty, Inc.	7,167	232,927
RLJ Lodging Trust	15,457	338,663
Ryman Hospitality Properties, Inc.	3,976	352,790
Sabra Health Care REIT, Inc.	15,815	372,918
Safety Income & Growth, Inc.	703	11,600
Saul Centers, Inc.	1,030	61,800
Select Income REIT	5,626	115,614
Seritage Growth Properties, Class A	2,869	147,696
Spirit MTA REIT*	3,825	41,004
STAG Industrial, Inc.	8,699	251,140
Summit Hotel Properties, Inc.	9,192	126,206
Sunstone Hotel Investors, Inc.	20,053	336,489
Tanger Factory Outlet Centers, Inc.	8,169	196,546
Terreno Realty Corp.	4,891	187,863
Tier REIT, Inc.	4,240	101,082
UMH Properties, Inc.	2,908	46,412
Universal Health Realty Income Trust	1,139	86,849
Urban Edge Properties	9,725	222,314
Urstadt Biddle Properties, Inc., Class A	2,628	59,787
Washington Prime Group, Inc.	16,615	128,600
Washington REIT	7,005	221,078
Whitestone REIT	3,393	46,281
Xenia Hotels & Resorts, Inc.	9,561	231,950
		13,322,967
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,418	98,775
Chefs’ Warehouse, Inc. (The)*	1,932	56,801
Ingles Markets, Inc., Class A	1,253	45,045

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Natural Grocers by Vitamin Cottage, Inc.*	802	15,567
Performance Food Group Co.*	9,054	299,688
PriceSmart, Inc.	1,966	170,747
Rite Aid Corp.*	93,546	128,158
Smart & Final Stores, Inc.*	2,008	14,056
SpartanNash Co.	3,165	67,573
SUPERVALU, Inc.*	3,388	109,399
United Natural Foods, Inc.*	4,481	159,120
Village Super Market, Inc., Class A	730	21,301
Weis Markets, Inc.	848	39,508
		1,225,738
Food Products - 0.8%
Alico, Inc.	292	9,432
B&G Foods, Inc.	5,842	186,652
Calavo Growers, Inc.	1,409	149,143
Cal-Maine Foods, Inc.	2,773	137,125
Darling Ingredients, Inc.*	14,569	288,175
Dean Foods Co.	8,108	61,783
Farmer Brothers Co.*	892	25,868
Fresh Del Monte Produce, Inc.	2,705	101,275
Freshpet, Inc.*	2,332	86,634
Hostess Brands, Inc.*	8,773	103,171
J&J Snack Foods Corp.	1,336	194,388
John B Sanfilippo & Son, Inc.	763	55,752
Lancaster Colony Corp.	1,679	262,377
Landec Corp.*	2,409	32,401
Limoneira Co.	1,087	33,534
Sanderson Farms, Inc.	1,815	191,954
Seneca Foods Corp., Class A*	617	19,929
Simply Good Foods Co. (The)*	5,360	96,480
Tootsie Roll Industries, Inc.	1,454	41,875
		2,077,948
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	1,406	120,916
New Jersey Resources Corp.	7,754	353,582
Northwest Natural Gas Co.	2,544	165,106
ONE Gas, Inc.	4,634	363,908
RGC Resources, Inc.	657	17,693
South Jersey Industries, Inc.	7,627	253,064
Southwest Gas Holdings, Inc.	4,292	331,857
Spire, Inc.	4,380	326,529
		1,932,655
Health Care Equipment & Supplies - 2.9%
Accuray, Inc.*	7,432	29,728
AngioDynamics, Inc.*	3,238	72,596
Anika Therapeutics, Inc.*	1,280	52,979
Antares Pharma, Inc.*	12,829	45,415
AtriCure, Inc.*	2,980	102,959
Atrion Corp.	127	83,191
Avanos Medical, Inc.*	4,166	300,369
AxoGen, Inc.*	2,962	129,884
Cardiovascular Systems, Inc.*	2,885	111,159
Cerus Corp.*	11,506	89,517
CONMED Corp.	2,242	180,324
CryoLife, Inc.*	3,161	109,687
CryoPort, Inc.*	2,222	31,552
Cutera, Inc.*	1,190	40,460
CytoSorbents Corp.*	2,523	36,962
Endologix, Inc.*	7,389	16,995
FONAR Corp.*	547	14,331
GenMark Diagnostics, Inc.*	4,608	39,445
Glaukos Corp.*	2,934	200,598
Globus Medical, Inc., Class A*	6,368	339,223
Haemonetics Corp.*	4,775	533,081
Helius Medical Technologies, Inc.*	1,448	14,509
Heska Corp.*	592	63,344
Inogen, Inc.*	1,567	415,114
Integer Holdings Corp.*	2,765	220,924
IntriCon Corp.*	542	40,054
Invacare Corp.	2,928	44,506
iRadimed Corp.*	311	8,553
iRhythm Technologies, Inc.*	2,112	196,606
K2M Group Holdings, Inc.*	3,659	100,037
Lantheus Holdings, Inc.*	3,301	53,146
LeMaitre Vascular, Inc.	1,400	52,514
LivaNova plc*	4,328	543,380
Meridian Bioscience, Inc.	3,692	57,964
Merit Medical Systems, Inc.*	4,363	256,763
Natus Medical, Inc.*	2,864	106,827
Neogen Corp.*	4,469	417,583
Nevro Corp.*	2,587	174,416
Novocure Ltd.*	6,385	287,644
NuVasive, Inc.*	4,570	320,768
Nuvectra Corp.*	1,236	28,848
NxStage Medical, Inc.*	5,844	165,619
OraSure Technologies, Inc.*	5,348	85,621
Orthofix Medical, Inc.*	1,554	83,232
OrthoPediatrics Corp.*	615	21,414
Oxford Immunotec Global plc*	2,255	33,194
Pulse Biosciences, Inc.*	944	13,556
Quidel Corp.*	2,914	224,028
Rockwell Medical, Inc.*	4,222	20,730
RTI Surgical, Inc.*	5,053	22,612
SeaSpine Holdings Corp.*	1,032	15,893
Senseonics Holdings, Inc.*	5,912	24,121
Sientra, Inc.*	2,062	51,797
STAAR Surgical Co.*	3,700	176,490
Surmodics, Inc.*	1,152	90,720
Tactile Systems Technology, Inc.*	1,540	104,212
Tandem Diabetes Care, Inc.*	3,965	181,161
TransEnterix, Inc.*	13,860	80,388
Utah Medical Products, Inc.	305	27,709
Varex Imaging Corp.*	3,393	106,540
ViewRay, Inc.*	4,401	44,362
Wright Medical Group NV*	11,102	321,736
		7,859,090
Health Care Providers & Services - 1.5%
AAC Holdings, Inc.*	1,170	10,366
Addus HomeCare Corp.*	678	44,002
Amedisys, Inc.*	2,543	317,900
American Renal Associates Holdings, Inc.*	1,162	25,506
AMN Healthcare Services, Inc.*	4,196	244,627
Apollo Medical Holdings, Inc.*	2,201	33,565
BioScrip, Inc.*	11,245	32,610
BioTelemetry, Inc.*	2,885	178,293
Brookdale Senior Living, Inc.*	16,617	164,841
Capital Senior Living Corp.*	2,187	19,399
Civitas Solutions, Inc.*	1,445	23,120
Community Health Systems, Inc.*	7,614	29,542
CorVel Corp.*	807	47,976
Cross Country Healthcare, Inc.*	3,154	31,572
Diplomat Pharmacy, Inc.*	5,045	104,230
Ensign Group, Inc. (The)	4,380	171,127
Genesis Healthcare, Inc.*	4,970	8,797
HealthEquity, Inc.*	4,812	453,338
LHC Group, Inc.*	2,746	271,662
LifePoint Health, Inc.*	3,159	203,440

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Magellan Health, Inc.*	2,188	160,818
National HealthCare Corp.	1,078	83,081
National Research Corp.	980	38,367
Owens & Minor, Inc.	5,428	92,167
Patterson Cos., Inc.	7,288	164,344
PetIQ, Inc.*	905	35,440
Providence Service Corp. (The)*	1,007	67,610
Quorum Health Corp.*	2,533	11,525
R1 RCM, Inc.*	9,148	91,206
RadNet, Inc.*	3,522	48,780
Select Medical Holdings Corp.*	9,636	190,793
Surgery Partners, Inc.*	1,654	28,697
Tenet Healthcare Corp.*	7,439	250,843
Tivity Health, Inc.*	3,554	122,258
Triple-S Management Corp., Class B*	1,963	42,734
US Physical Therapy, Inc.	1,108	138,777
		3,983,353
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	15,785	230,619
Castlight Health, Inc., Class B*	6,841	20,523
Computer Programs & Systems, Inc.	1,024	27,955
Evolent Health, Inc., Class A*	5,994	152,847
HealthStream, Inc.	2,302	73,043
HMS Holdings Corp.*	7,364	236,016
Inovalon Holdings, Inc., Class A*	6,122	67,342
Inspire Medical Systems, Inc.*	696	38,273
Medidata Solutions, Inc.*	5,132	436,117
NantHealth, Inc.*	1,817	4,034
Omnicell, Inc.*	3,408	234,300
Quality Systems, Inc.*	4,724	108,132
Simulations Plus, Inc.	1,023	21,330
Tabula Rasa HealthCare, Inc.*	1,538	134,836
Teladoc Health, Inc.*	5,956	461,888
Vocera Communications, Inc.*	2,612	86,614
		2,333,869
Hotels, Restaurants & Leisure - 2.3%
BBX Capital Corp.	5,833	43,339
Belmond Ltd., Class A*	7,963	133,380
Biglari Holdings, Inc., Class A*	8	7,665
BJ’s Restaurants, Inc.	1,816	137,471
Bloomin’ Brands, Inc.	7,448	143,746
Bluegreen Vacations Corp.	662	12,366
Bojangles’, Inc.*	1,547	22,586
Boyd Gaming Corp.	7,320	266,594
Brinker International, Inc.	3,901	172,736
Carrols Restaurant Group, Inc.*	3,087	48,775
Century Casinos, Inc.*	2,402	19,216
Cheesecake Factory, Inc. (The)	3,799	201,993
Churchill Downs, Inc.	1,047	295,882
Chuy’s Holdings, Inc.*	1,488	43,078
Cracker Barrel Old Country Store, Inc.	1,711	255,093
Dave & Buster’s Entertainment, Inc.*	3,542	206,038
Del Frisco’s Restaurant Group, Inc.*	1,798	16,991
Del Taco Restaurants, Inc.*	2,761	35,700
Denny’s Corp.*	5,511	83,051
Dine Brands Global, Inc.	1,489	124,212
Drive Shack, Inc., REIT*	5,374	33,319
El Pollo Loco Holdings, Inc.*	1,905	22,669
Eldorado Resorts, Inc.*	5,852	281,189
Empire Resorts, Inc.*	313	3,897
Fiesta Restaurant Group, Inc.*	2,111	60,691
Golden Entertainment, Inc.*	1,615	46,851
Habit Restaurants, Inc. (The), Class A*	1,813	30,005
International Speedway Corp., Class A	2,153	95,055
J Alexander’s Holdings, Inc.*	1,142	14,161
Jack in the Box, Inc.	2,618	237,296
Lindblad Expeditions Holdings, Inc.*	1,894	28,770
Marriott Vacations Worldwide Corp.	3,467	412,573
Monarch Casino & Resort, Inc.*	1,005	47,285
Nathan’s Famous, Inc.	254	22,530
Noodles & Co.*	1,126	13,850
OBH, Inc.*	84	16,594
Papa John’s International, Inc.	2,009	92,655
Penn National Gaming, Inc.*	7,606	262,103
Pinnacle Entertainment, Inc.*	4,642	158,942
Planet Fitness, Inc., Class A*	7,862	403,871
PlayAGS, Inc.*	1,424	45,625
Potbelly Corp.*	2,035	27,574
RCI Hospitality Holdings, Inc.	806	26,139
Red Lion Hotels Corp.*	1,413	19,287
Red Robin Gourmet Burgers, Inc.*	1,154	47,660
Red Rock Resorts, Inc., Class A	6,179	201,683
Ruth’s Hospitality Group, Inc.	2,567	79,064
Scientific Games Corp.*	4,885	148,016
SeaWorld Entertainment, Inc.*	4,881	143,111
Shake Shack, Inc., Class A*	2,192	132,506
Sonic Corp.	3,165	113,497
Speedway Motorsports, Inc.	1,018	18,212
Texas Roadhouse, Inc.	6,028	415,631
Town Sports International Holdings, Inc.*	1,287	11,776
Wingstop, Inc.	2,581	172,798
Zoe’s Kitchen, Inc.*	1,686	23,098
		6,179,895
Household Durables - 1.2%
AV Homes, Inc.*	1,068	22,909
Bassett Furniture Industries, Inc.	908	21,202
Beazer Homes USA, Inc.*	2,794	35,791
Cavco Industries, Inc.*	760	186,504
Century Communities, Inc.*	2,289	66,953
Ethan Allen Interiors, Inc.	2,179	48,483
Flexsteel Industries, Inc.	652	23,263
GoPro, Inc., Class A*	10,038	64,344
Green Brick Partners, Inc.*	2,180	22,781
Hamilton Beach Brands Holding Co., Class A	572	13,242
Helen of Troy Ltd.*	2,378	282,863
Hooker Furniture Corp.	1,028	43,227
Hovnanian Enterprises, Inc., Class A*	10,780	16,817
Installed Building Products, Inc.*	1,952	90,866
iRobot Corp.*	2,407	273,195
KB Home	7,637	189,779
La-Z-Boy, Inc.	4,149	137,954
LGI Homes, Inc.*	1,644	94,694
Lifetime Brands, Inc.	1,046	12,186
M/I Homes, Inc.*	2,462	63,790
MDC Holdings, Inc.	4,030	127,751
Meritage Homes Corp.*	3,445	148,652
New Home Co., Inc. (The)*	1,151	10,106

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Purple Innovation, Inc.*	387	2,156
Roku, Inc.*	3,852	229,155
Skyline Champion Corp.	611	17,664
Taylor Morrison Home Corp., Class A*	9,970	194,016
TopBuild Corp.*	3,152	196,307
TRI Pointe Group, Inc.*	13,456	194,977
Tupperware Brands Corp.	4,560	148,291
Turtle Beach Corp.*	698	15,991
Universal Electronics, Inc.*	1,223	52,834
Vuzix Corp.*	2,093	13,604
William Lyon Homes, Class A*	2,839	55,559
ZAGG, Inc.*	2,429	39,350
		3,157,256
Household Products - 0.1%
Central Garden & Pet Co.*	923	36,643
Central Garden & Pet Co., Class A*	3,171	115,202
Oil-Dri Corp. of America	446	18,130
WD-40 Co.	1,213	215,247
		385,222
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	9,862	21,696
NRG Yield, Inc., Class A	3,096	60,960
NRG Yield, Inc., Class C	5,846	116,043
Ormat Technologies, Inc.	3,538	186,276
Pattern Energy Group, Inc., Class A	7,188	146,492
TerraForm Power, Inc., Class A	6,501	72,681
		604,148
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,186	154,202

Insurance - 2.1%
Ambac Financial Group, Inc.*	4,026	85,069
American Equity Investment Life Holding Co.	7,962	295,311
AMERISAFE, Inc.	1,698	108,332
AmTrust Financial Services, Inc.	9,839	143,059
Argo Group International Holdings Ltd.	2,881	183,520
Citizens, Inc.*	4,397	36,935
CNO Financial Group, Inc.	14,855	321,017
Crawford & Co., Class B	1,039	9,060
Donegal Group, Inc., Class A	833	12,037
eHealth, Inc.*	1,667	48,660
EMC Insurance Group, Inc.	821	21,083
Employers Holdings, Inc.	2,865	131,360
Enstar Group Ltd.*	1,070	228,445
FBL Financial Group, Inc., Class A	879	71,507
FedNat Holding Co.	1,021	26,852
Genworth Financial, Inc., Class A*	44,814	208,385
Global Indemnity Ltd.	747	29,454
Goosehead Insurance, Inc., Class A*	867	26,894
Greenlight Capital Re Ltd., Class A*	2,652	34,078
Hallmark Financial Services, Inc.*	1,159	13,016
HCI Group, Inc.	650	26,325
Health Insurance Innovations, Inc., Class A*	1,030	54,487
Heritage Insurance Holdings, Inc.	1,780	26,077
Horace Mann Educators Corp.	3,657	169,319
Independence Holding Co.	415	14,629
Investors Title Co.	123	23,862
James River Group Holdings Ltd.	2,306	94,431
Kemper Corp.	4,687	381,287
Kingstone Cos., Inc.	824	15,285
Kinsale Capital Group, Inc.	1,735	105,436
Maiden Holdings Ltd.	6,056	23,013
MBIA, Inc.*	7,866	80,784
National General Holdings Corp.	5,478	149,604
National Western Life Group, Inc., Class A	203	66,168
Navigators Group, Inc. (The)	1,841	128,870
NI Holdings, Inc.*	863	14,567
Primerica, Inc.	3,888	475,308
ProAssurance Corp.	4,719	228,164
Protective Insurance Corp., Class B	852	20,022
RLI Corp.	3,486	268,317
Safety Insurance Group, Inc.	1,304	126,097
Selective Insurance Group, Inc.	5,159	331,208
State Auto Financial Corp.	1,484	46,583
Stewart Information Services Corp.	2,080	93,142
Third Point Reinsurance Ltd.*	7,171	96,091
Trupanion, Inc.*	2,131	81,383
United Fire Group, Inc.	1,870	92,621
United Insurance Holdings Corp.	1,826	38,036
Universal Insurance Holdings, Inc.	2,812	125,415
WMIH Corp.*	27,654	41,758
		5,472,363
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	2,385	28,739
Duluth Holdings, Inc., Class B*	733	21,213
Fluent, Inc.*	2,896	6,951
Gaia, Inc.*	1,000	17,500
Groupon, Inc.*	39,197	167,371
Lands’ End, Inc.*	933	23,978
Liberty Expedia Holdings, Inc., Class A*	4,842	223,458
Liberty TripAdvisor Holdings, Inc., Class A*	6,455	102,312
Nutrisystem, Inc.	2,622	97,014
Overstock.com, Inc.*	1,842	53,786
PetMed Express, Inc.	1,774	65,088
Shutterfly, Inc.*	2,936	228,069
		1,035,479
Internet Software & Services - 2.9%
Alarm.com Holdings, Inc.*	2,739	154,178
Alteryx, Inc., Class A*	2,487	144,370
Amber Road, Inc.*	2,082	18,176
Appfolio, Inc., Class A*	1,311	111,959
Apptio, Inc., Class A*	2,997	116,284
Benefitfocus, Inc.*	1,768	77,969
Box, Inc., Class A*	11,310	277,774
Brightcove, Inc.*	3,109	25,494
Carbonite, Inc.*	2,371	98,515
Cardlytics, Inc.*	503	10,256
Care.com, Inc.*	1,731	33,633
Cargurus, Inc.*	4,370	215,528
Cars.com, Inc.*	6,445	173,435
ChannelAdvisor Corp.*	2,306	30,093
Cimpress NV*	1,958	274,120
Cision Ltd.*	3,479	63,005
Cloudera, Inc.*	9,187	137,897
Cornerstone OnDemand, Inc.*	4,746	268,434
Coupa Software, Inc.*	4,727	338,973
eGain Corp.*	1,571	22,465
Endurance International Group Holdings, Inc.*	6,239	60,206
Envestnet, Inc.*	3,927	248,186

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Etsy, Inc.*	10,620	517,088
Five9, Inc.*	5,043	242,316
Fusion Connect, Inc.*	1,854	6,860
Gogo, Inc.*	5,127	23,020
GTT Communications, Inc.*	3,104	133,627
Hortonworks, Inc.*	6,099	136,130
Instructure, Inc.*	2,783	113,964
Internap Corp.*	1,784	23,941
j2 Global, Inc.	4,164	343,822
Leaf Group Ltd.*	1,452	16,045
Limelight Networks, Inc.*	9,540	48,368
Liquidity Services, Inc.*	2,319	16,697
LivePerson, Inc.*	5,014	134,877
Meet Group, Inc. (The)*	6,192	31,579
MINDBODY, Inc., Class A*	3,817	141,611
New Relic, Inc.*	3,940	404,874
Pandora Media, Inc.*	22,766	210,358
Q2 Holdings, Inc.*	3,255	202,787
QuinStreet, Inc.*	3,322	50,395
Quotient Technology, Inc.*	7,088	105,966
Remark Holdings, Inc.*	2,423	8,529
SendGrid, Inc.*	798	28,943
ShotSpotter, Inc.*	643	36,677
Shutterstock, Inc.	1,672	92,027
SPS Commerce, Inc.*	1,500	147,405
Stamps.com, Inc.*	1,543	383,358
TechTarget, Inc.*	1,806	43,326
Telaria, Inc.*	3,901	16,033
Trade Desk, Inc. (The), Class A*	2,801	397,406
Travelzoo*	426	5,282
TrueCar, Inc.*	8,129	104,539
Tucows, Inc., Class A*	845	49,475
Veritone, Inc.*	635	6,629
Web.com Group, Inc.*	3,588	100,285
XO Group, Inc.*	2,158	64,869
Yelp, Inc.*	7,210	339,735
Yext, Inc.*	7,216	179,390
		7,809,183
IT Services - 1.5%
Acxiom Corp.*	6,986	319,190
CACI International, Inc., Class A*	2,183	425,685
Cardtronics plc, Class A*	3,526	123,727
Cass Information Systems, Inc.	1,062	75,965
ConvergeOne Holdings, Inc.	2,196	20,071
Convergys Corp.	8,109	200,536
CSG Systems International, Inc.	2,954	110,332
Everi Holdings, Inc.*	5,797	50,260
EVERTEC, Inc.	5,416	130,255
Exela Technologies, Inc.*	4,212	25,188
ExlService Holdings, Inc.*	2,966	190,061
Hackett Group, Inc. (The)	2,141	43,826
Information Services Group, Inc.*	2,983	14,766
ManTech International Corp., Class A	2,352	155,985
MAXIMUS, Inc.	5,767	383,505
MoneyGram International, Inc.*	2,744	17,863
NIC, Inc.	5,720	96,096
Perficient, Inc.*	3,035	87,196
Perspecta, Inc.	12,771	297,053
PFSweb, Inc.*	1,351	11,632
Presidio, Inc.*	2,819	42,623
PRGX Global, Inc.*	1,834	17,515
Science Applications International Corp.	3,766	339,769
ServiceSource International, Inc.*	6,875	21,931
Sykes Enterprises, Inc.*	3,515	106,294
Syntel, Inc.*	3,160	128,738
Travelport Worldwide Ltd.	11,155	207,148
TTEC Holdings, Inc.	1,258	32,960
Unisys Corp.*	4,486	83,440
Virtusa Corp.*	2,500	145,650
		3,905,260
Leisure Products - 0.3%
Acushnet Holdings Corp.	3,076	83,206
American Outdoor Brands Corp.*	4,775	66,993
Callaway Golf Co.	8,352	190,509
Clarus Corp.	1,884	19,499
Escalade, Inc.	947	12,595
Johnson Outdoors, Inc., Class A	433	43,854
Malibu Boats, Inc., Class A*	1,819	87,694
Marine Products Corp.	668	13,120
MCBC Holdings, Inc.*	1,639	45,187
Nautilus, Inc.*	2,656	38,911
Sturm Ruger & Co., Inc.	1,494	97,782
Vista Outdoor, Inc.*	5,074	93,717
		793,067
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	2,316	56,974
Cambrex Corp.*	2,925	197,145
ChromaDex Corp.*	3,420	15,493
Codexis, Inc.*	4,525	77,830
Enzo Biochem, Inc.*	3,914	17,965
Fluidigm Corp.*	2,333	18,477
Harvard Bioscience, Inc.*	3,122	18,576
Luminex Corp.	3,685	103,954
Medpace Holdings, Inc.*	1,542	92,196
NanoString Technologies, Inc.*	1,932	31,240
NeoGenomics, Inc.*	4,974	68,890
Pacific Biosciences of California, Inc.*	10,826	54,022
Quanterix Corp.*	444	7,428
Syneos Health, Inc.*	5,506	274,474
		1,034,664
Machinery - 2.9%
Actuant Corp., Class A	5,418	159,560
Alamo Group, Inc.	856	81,577
Albany International Corp., Class A	2,552	196,887
Altra Industrial Motion Corp.	2,572	100,437
American Railcar Industries, Inc.	644	29,508
Astec Industries, Inc.	2,036	99,051
Barnes Group, Inc.	4,364	297,014
Blue Bird Corp.*	1,296	29,743
Briggs & Stratton Corp.	3,689	74,370
Chart Industries, Inc.*	2,738	206,856
CIRCOR International, Inc.	1,445	65,545
Columbus McKinnon Corp.	1,963	83,486
Commercial Vehicle Group, Inc.*	2,687	26,225
DMC Global, Inc.	1,269	49,808
Douglas Dynamics, Inc.	1,974	90,409
Eastern Co. (The)	485	14,307
Energy Recovery, Inc.*	3,202	31,027
EnPro Industries, Inc.	1,840	138,129
ESCO Technologies, Inc.	2,263	153,092
Evoqua Water Technologies Corp.*	6,727	130,369
Federal Signal Corp.	5,281	137,464
Franklin Electric Co., Inc.	4,123	201,615
FreightCar America, Inc.*	1,061	17,941
Gencor Industries, Inc.*	782	10,088

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Global Brass & Copper Holdings, Inc.	1,933	74,517
Gorman-Rupp Co. (The)	1,568	57,483
Graham Corp.	852	23,694
Greenbrier Cos., Inc. (The)	2,813	163,154
Harsco Corp.*	7,153	202,072
Hillenbrand, Inc.	5,580	285,417
Hurco Cos., Inc.	553	23,724
Hyster-Yale Materials Handling, Inc.	921	56,826
John Bean Technologies Corp.	2,783	329,229
Kadant, Inc.	972	98,221
Kennametal, Inc.	7,241	295,722
LB Foster Co., Class A*	869	19,770
Lindsay Corp.	954	91,365
Lydall, Inc.*	1,504	64,371
Manitex International, Inc.*	1,292	13,669
Manitowoc Co., Inc. (The)*	3,140	72,817
Meritor, Inc.*	7,485	162,125
Milacron Holdings Corp.*	6,163	130,656
Miller Industries, Inc.	981	28,253
Mueller Industries, Inc.	5,039	161,097
Mueller Water Products, Inc., Class A	13,749	159,076
Navistar International Corp.*	4,373	190,532
NN, Inc.	2,459	49,180
Omega Flex, Inc.	259	22,986
Proto Labs, Inc.*	2,409	374,479
RBC Bearings, Inc.*	2,097	314,151
REV Group, Inc.	2,663	45,298
Rexnord Corp.*	9,292	269,747
Spartan Motors, Inc.	3,032	43,812
SPX Corp.*	3,827	130,080
SPX FLOW, Inc.*	3,747	179,631
Standex International Corp.	1,131	122,035
Sun Hydraulics Corp.	2,541	127,914
Tennant Co.	1,587	121,485
Titan International, Inc.	4,465	33,398
TriMas Corp.*	4,074	125,072
Twin Disc, Inc.*	752	19,214
Wabash National Corp.	5,099	93,006
Watts Water Technologies, Inc., Class A	2,470	203,651
Woodward, Inc.	4,764	383,788
		7,787,225
Marine - 0.1%
Costamare, Inc.	4,335	30,475
Eagle Bulk Shipping, Inc.*	4,240	21,242
Genco Shipping & Trading Ltd.*	721	9,899
Matson, Inc.	3,766	140,698
Safe Bulkers, Inc.*	4,520	12,611
Scorpio Bulkers, Inc.	5,172	35,170
		250,095
Media - 1.2%
AMC Entertainment Holdings, Inc., Class A	4,619	87,992
Beasley Broadcast Group, Inc., Class A	427	3,224
Boston Omaha Corp., Class A*	449	11,656
Central European Media Enterprises Ltd., Class A*	7,658	29,100
Clear Channel Outdoor Holdings, Inc., Class A	3,294	14,988
Daily Journal Corp.*	100	23,845
Emerald Expositions Events, Inc.	2,204	34,427
Entercom Communications Corp., Class A	11,379	89,325
Entravision Communications Corp., Class A	5,724	30,051
Eros International plc*	2,783	31,448
EW Scripps Co. (The), Class A	4,054	59,472
Gannett Co., Inc.	10,069	103,509
Gray Television, Inc.*	7,101	123,912
Hemisphere Media Group, Inc.*	1,610	22,057
IMAX Corp.*	4,879	114,657
Liberty Latin America Ltd., Class A*	3,862	76,120
Liberty Latin America Ltd., Class C*	10,106	198,381
Liberty Media Corp.-Liberty Braves, Class C*	3,168	84,174
Liberty Media Corp-Liberty Braves, Class A*	884	23,585
LiveXLive Media, Inc.*	427	2,165
Loral Space & Communications, Inc.*	1,141	50,603
Marcus Corp. (The)	1,695	68,817
MDC Partners, Inc., Class A*	5,163	25,041
Meredith Corp.	3,505	181,033
MSG Networks, Inc., Class A*	5,321	129,300
National CineMedia, Inc.	6,857	62,399
New Media Investment Group, Inc.	5,300	84,270
New York Times Co. (The), Class A	11,678	272,097
Nexstar Media Group, Inc., Class A	3,980	326,360
Reading International, Inc., Class A*	1,492	24,021
Saga Communications, Inc., Class A	339	12,882
Scholastic Corp.	2,503	105,226
Sinclair Broadcast Group, Inc., Class A	6,408	185,512
TEGNA, Inc.	19,273	224,338
tronc, Inc.*	1,531	25,262
WideOpenWest, Inc.*	2,716	31,641
World Wrestling Entertainment, Inc., Class A	3,756	328,312
		3,301,202
Metals & Mining - 1.0%
AK Steel Holding Corp.*	27,999	124,316
Allegheny Technologies, Inc.*	11,160	301,655
Carpenter Technology Corp.	4,146	247,392
Century Aluminum Co.*	4,439	56,020
Cleveland-Cliffs, Inc.*	26,467	265,993
Coeur Mining, Inc.*	16,486	93,640
Commercial Metals Co.	10,351	223,582
Compass Minerals International, Inc.	3,029	189,464
Gold Resource Corp.	4,679	24,144
Haynes International, Inc.	1,103	43,458
Hecla Mining Co.	40,286	114,412
Kaiser Aluminum Corp.	1,455	159,453
Materion Corp.	1,788	114,074
Olympic Steel, Inc.	818	18,029
Ramaco Resources, Inc.*	531	4,221
Ryerson Holding Corp.*	1,415	14,716
Schnitzer Steel Industries, Inc., Class A	2,328	61,343
SunCoke Energy, Inc.*	5,776	64,460
Synalloy Corp.	735	16,868

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Tahoe Resources, Inc.*	27,606	94,965
TimkenSteel Corp.*	3,555	49,806
Universal Stainless & Alloy Products, Inc.*	623	18,864
Warrior Met Coal, Inc.	3,192	76,768
Worthington Industries, Inc.	3,810	177,470
		2,555,113
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AG Mortgage Investment Trust, Inc.	2,497	46,944
Anworth Mortgage Asset Corp.	8,656	42,241
Apollo Commercial Real Estate Finance, Inc.	10,963	213,011
Arbor Realty Trust, Inc.	4,833	59,253
Ares Commercial Real Estate Corp.	2,381	34,810
ARMOUR Residential REIT, Inc.	3,698	86,977
Blackstone Mortgage Trust, Inc., Class A	9,087	309,503
Capstead Mortgage Corp.	8,179	68,704
Cherry Hill Mortgage Investment Corp.	1,132	21,055
Colony Credit Real Estate, Inc.	7,464	149,877
Dynex Capital, Inc.	4,824	30,922
Exantas Capital Corp.	2,698	31,971
Granite Point Mortgage Trust, Inc.	3,814	73,000
Great Ajax Corp.	1,428	19,478
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,523	97,516
Invesco Mortgage Capital, Inc.	9,988	162,105
KKR Real Estate Finance Trust, Inc.	1,418	30,062
Ladder Capital Corp.	7,730	134,270
MTGE Investment Corp.	3,828	75,029
New York Mortgage Trust, Inc.	9,959	63,738
Orchid Island Capital, Inc.	4,747	37,691
PennyMac Mortgage Investment Trust	5,327	106,433
Redwood Trust, Inc.	6,668	113,223
Sutherland Asset Management Corp.	1,570	26,925
TPG RE Finance Trust, Inc.	2,792	57,655
Western Asset Mortgage Capital Corp.	3,596	40,023
		2,132,416
Multiline Retail - 0.3%
Big Lots, Inc.	3,733	160,706
Dillard’s, Inc., Class A	1,048	82,352
JC Penney Co., Inc.*	27,906	49,393
Ollie’s Bargain Outlet Holdings, Inc.*	4,419	384,895
Sears Holdings Corp.*	3,611	4,839
		682,185
Multi-Utilities - 0.3%
Avista Corp.	5,827	298,983
Black Hills Corp.	4,762	280,244
NorthWestern Corp.	4,418	264,903
Unitil Corp.	1,294	65,412
		909,542
Oil, Gas & Consumable Fuels - 2.3%
Abraxas Petroleum Corp.*	14,127	31,786
Adams Resources & Energy, Inc.	192	8,813
Alta Mesa Resources, Inc.*	8,524	40,404
Amyris, Inc.*	2,154	19,321
Approach Resources, Inc.*	4,003	8,647
Arch Coal, Inc., Class A	1,705	151,182
Ardmore Shipping Corp.*	2,910	20,370
Bonanza Creek Energy, Inc.*	1,675	51,925
California Resources Corp.*	4,016	166,825
Callon Petroleum Co.*	19,975	225,718
Carrizo Oil & Gas, Inc.*	6,960	168,571
Clean Energy Fuels Corp.*	12,194	33,534
Cloud Peak Energy, Inc.*	6,582	15,534
CONSOL Energy, Inc.*	2,496	107,078
CVR Energy, Inc.	1,402	53,346
Delek US Holdings, Inc.	7,426	404,717
Denbury Resources, Inc.*	39,083	217,692
DHT Holdings, Inc.	8,168	38,226
Dorian LPG Ltd.*	2,463	18,768
Earthstone Energy, Inc., Class A*	1,678	14,062
Eclipse Resources Corp.*	7,821	11,184
Energy Fuels, Inc.*	6,506	20,754
Energy XXI Gulf Coast, Inc.*	2,964	26,824
EP Energy Corp., Class A*	3,594	6,290
Evolution Petroleum Corp.	2,264	22,753
Frontline Ltd.*	6,836	37,188
GasLog Ltd.	3,621	60,833
Golar LNG Ltd.	8,410	214,960
Goodrich Petroleum Corp.*	770	10,772
Green Plains, Inc.	3,502	62,161
Gulfport Energy Corp.*	15,527	182,598
Halcon Resources Corp.*	11,860	54,319
Hallador Energy Co.	1,476	9,018
HighPoint Resources Corp.*	9,665	53,254
International Seaways, Inc.*	1,933	39,665
Isramco, Inc.*	66	7,702
Jagged Peak Energy, Inc.*	5,706	75,376
Laredo Petroleum, Inc.*	13,825	114,609
Lilis Energy, Inc.*	3,953	21,030
Matador Resources Co.*	8,795	287,948
Midstates Petroleum Co., Inc.*	1,332	15,491
NACCO Industries, Inc., Class A	335	11,775
NextDecade Corp.*	680	4,617
Nordic American Tankers Ltd.	12,466	27,799
Northern Oil and Gas, Inc.*	9,597	33,110
Oasis Petroleum, Inc.*	23,953	322,407
Overseas Shipholding Group, Inc., Class A*	5,066	17,376
Panhandle Oil and Gas, Inc., Class A	1,401	26,129
Par Pacific Holdings, Inc.*	2,764	56,137
PDC Energy, Inc.*	5,890	310,344
Peabody Energy Corp.	7,180	296,606
Penn Virginia Corp.*	1,103	98,101
Renewable Energy Group, Inc.*	3,281	88,423
Resolute Energy Corp.*	1,941	63,975
REX American Resources Corp.*	506	40,774
Ring Energy, Inc.*	5,088	60,038
Rosehill Resources, Inc.*	98	782
Sanchez Energy Corp.*	6,790	17,858
SandRidge Energy, Inc.*	2,724	43,203
Scorpio Tankers, Inc.	26,097	50,106
SemGroup Corp., Class A	7,032	170,174
Ship Finance International Ltd.	7,408	105,194
SilverBow Resources, Inc.*	630	19,442
Southwestern Energy Co.*	52,412	294,555
SRC Energy, Inc.*	21,503	200,193
Talos Energy, Inc.*	1,791	61,825
Teekay Corp.	6,090	41,290
Teekay Tankers Ltd., Class A	16,989	18,348

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Tellurian, Inc.*	7,186	69,489
Ultra Petroleum Corp.*	14,150	18,537
Uranium Energy Corp.*	13,851	23,685
W&T Offshore, Inc.*	8,264	55,947
WildHorse Resource Development Corp.*	2,426	52,741
World Fuel Services Corp.	5,956	166,947
Zion Oil & Gas, Inc.*	4,737	8,763
		6,007,938
Paper & Forest Products - 0.5%
Boise Cascade Co.	3,456	151,027
Clearwater Paper Corp.*	1,436	41,716
KapStone Paper and Packaging Corp.	7,807	268,171
Louisiana-Pacific Corp.	12,982	378,555
Neenah, Inc.	1,482	135,233
PH Glatfelter Co.	3,862	74,266
Schweitzer-Mauduit International, Inc.	2,731	111,124
Verso Corp., Class A*	3,064	96,179
		1,256,271
Personal Products - 0.3%
Edgewell Personal Care Co.*	4,797	270,887
elf Beauty, Inc.*	1,980	27,502
Inter Parfums, Inc.	1,546	100,954
Medifast, Inc.	1,039	237,671
Natural Health Trends Corp.	655	17,338
Nature’s Sunshine Products, Inc.*	758	6,822
Revlon, Inc., Class A*	723	15,725
USANA Health Sciences, Inc.*	1,126	148,576
		825,475
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc.*	2,375	37,810
Aerie Pharmaceuticals, Inc.*	3,161	193,927
Akcea Therapeutics, Inc.*	1,133	29,923
Akorn, Inc.*	8,298	130,196
Amneal Pharmaceuticals, Inc.*	7,724	178,424
Amphastar Pharmaceuticals, Inc.*	3,160	59,977
Ampio Pharmaceuticals, Inc.*	7,048	4,433
ANI Pharmaceuticals, Inc.*	710	41,322
Aratana Therapeutics, Inc.*	3,968	21,030
Assembly Biosciences, Inc.*	1,509	60,360
Assertio Therapeutics, Inc.*	5,231	33,374
Clearside Biomedical, Inc.*	2,484	16,916
Collegium Pharmaceutical, Inc.*	2,608	44,597
Corcept Therapeutics, Inc.*	8,680	130,374
Corium International, Inc.*	2,377	23,199
Cymabay Therapeutics, Inc.*	5,236	71,367
Dermira, Inc.*	3,094	29,455
Dova Pharmaceuticals, Inc.*	1,047	26,646
Durect Corp.*	13,929	18,247
Eloxx Pharmaceuticals, Inc.*	1,911	35,010
Endo International plc*	19,913	341,508
Endocyte, Inc.*	5,776	113,903
Evolus, Inc.*	449	11,490
Horizon Pharma plc*	14,695	310,652
Innovate Biopharmaceuticals, Inc.*	1,644	11,705
Innoviva, Inc.*	6,126	88,950
Intersect ENT, Inc.*	2,632	77,118
Intra-Cellular Therapies, Inc.*	3,980	87,321
Kala Pharmaceuticals, Inc.*	1,034	13,969
Lannett Co., Inc.*	2,580	13,803
Mallinckrodt plc*	7,315	252,075
Marinus Pharmaceuticals, Inc.*	3,235	23,098
Medicines Co. (The)*	6,117	242,294
Melinta Therapeutics, Inc.*	1,728	8,078
Menlo Therapeutics, Inc.*	571	4,385
MyoKardia, Inc.*	2,711	167,133
Neos Therapeutics, Inc.*	2,460	14,145
Ocular Therapeutix, Inc.*	2,866	19,345
Odonate Therapeutics, Inc.*	603	11,572
Omeros Corp.*	4,072	105,383
Optinose, Inc.*	1,430	21,264
Pacira Pharmaceuticals, Inc.*	3,546	167,194
Paratek Pharmaceuticals, Inc.*	2,799	28,690
Phibro Animal Health Corp., Class A	1,774	83,733
Prestige Consumer Healthcare, Inc.*	4,744	182,644
Reata Pharmaceuticals, Inc., Class A*	1,413	122,027
resTORbio, Inc.*	584	6,909
Revance Therapeutics, Inc.*	2,916	79,898
scPharmaceuticals, Inc.*	604	3,092
Sienna Biopharmaceuticals, Inc.*	1,370	22,824
SIGA Technologies, Inc.*	4,613	37,965
Supernus Pharmaceuticals, Inc.*	4,352	192,794
Teligent, Inc.*	3,655	14,766
Tetraphase Pharmaceuticals, Inc.*	4,584	16,227
TherapeuticsMD, Inc.*	14,936	96,785
Theravance Biopharma, Inc.*	3,808	110,318
WaVe Life Sciences Ltd.*	1,566	83,468
Zogenix, Inc.*	3,676	177,551
Zomedica Pharmaceuticals Corp.*	3,506	7,468
		4,560,131
Professional Services - 1.2%
Acacia Research Corp.*	4,403	17,172
ASGN, Inc.*	4,510	417,581
Barrett Business Services, Inc.	631	47,344
BG Staffing, Inc.	613	14,933
CBIZ, Inc.*	4,586	109,605
CRA International, Inc.	698	39,898
Exponent, Inc.	4,587	240,129
Forrester Research, Inc.	911	44,821
Franklin Covey Co.*	869	22,246
FTI Consulting, Inc.*	3,338	254,422
GP Strategies Corp.*	1,102	20,993
Heidrick & Struggles International, Inc.	1,660	73,372
Huron Consulting Group, Inc.*	1,965	97,268
ICF International, Inc.	1,607	131,212
InnerWorkings, Inc.*	3,918	30,639
Insperity, Inc.	3,407	408,329
Kelly Services, Inc., Class A	2,779	70,059
Kforce, Inc.	2,049	86,160
Korn/Ferry International	5,022	337,127
Mistras Group, Inc.*	1,556	35,492
Navigant Consulting, Inc.*	3,986	95,226
Reis, Inc.	808	18,624
Resources Connection, Inc.	2,649	43,841
TriNet Group, Inc.*	3,877	229,014
TrueBlue, Inc.*	3,643	106,740
WageWorks, Inc.*	3,526	188,641
Willdan Group, Inc.*	698	21,896
		3,202,784
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA*	886	32,029
American Realty Investors, Inc.*	184	3,110
Consolidated-Tomoka Land Co.	346	21,722

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Forestar Group, Inc.*	937	24,081
FRP Holdings, Inc.*	629	41,074
Griffin Industrial Realty, Inc.	74	2,967
HFF, Inc., Class A	3,337	151,533
Kennedy-Wilson Holdings, Inc.	11,137	238,889
Marcus & Millichap, Inc.*	1,728	62,916
Maui Land & Pineapple Co., Inc.*	603	7,658
Newmark Group, Inc., Class A	2,068	26,574
RE/MAX Holdings, Inc., Class A	1,585	78,061
Redfin Corp.*	6,580	130,350
RMR Group, Inc. (The), Class A	626	59,126
St Joe Co. (The)*	3,302	56,794
Stratus Properties, Inc.*	522	15,869
Tejon Ranch Co.*	1,870	41,570
Transcontinental Realty Investors, Inc.*	149	4,528
Trinity Place Holdings, Inc.*	1,559	9,510
		1,008,361
Road & Rail - 0.4%
ArcBest Corp.	2,282	109,764
Avis Budget Group, Inc.*	6,088	189,398
Covenant Transportation Group, Inc., Class A*	1,096	32,737
Daseke, Inc.*	3,646	32,778
Heartland Express, Inc.	4,155	84,970
Hertz Global Holdings, Inc.*	4,873	85,814
Marten Transport Ltd.	3,476	76,646
PAM Transportation Services, Inc.*	197	11,479
Saia, Inc.*	2,278	180,531
Universal Logistics Holdings, Inc.	739	27,047
USA Truck, Inc.*	703	15,403
Werner Enterprises, Inc.	4,250	157,462
YRC Worldwide, Inc.*	2,951	28,241
		1,032,270
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc., Class A*	721	10,173
Adesto Technologies Corp.*	1,608	9,728
Advanced Energy Industries, Inc.*	3,484	207,577
Alpha & Omega Semiconductor Ltd.*	1,763	25,052
Ambarella, Inc.*	2,877	110,218
Amkor Technology, Inc.*	9,096	79,408
Aquantia Corp.*	1,882	23,789
Axcelis Technologies, Inc.*	2,848	57,530
AXT, Inc.*	3,381	26,710
Brooks Automation, Inc.	6,178	243,475
Cabot Microelectronics Corp.	2,264	255,221
CEVA, Inc.*	1,961	60,007
Cirrus Logic, Inc.*	5,657	248,625
Cohu, Inc.	2,515	66,346
Cree, Inc.*	8,949	430,536
Diodes, Inc.*	3,535	134,047
Entegris, Inc.	12,618	427,750
FormFactor, Inc.*	6,498	100,394
Ichor Holdings Ltd.*	2,250	58,343
Impinj, Inc.*	1,662	35,700
Inphi Corp.*	3,860	143,090
Integrated Device Technology, Inc.*	11,790	500,957
Kopin Corp.*	5,494	12,746
Lattice Semiconductor Corp.*	10,406	85,225
MACOM Technology Solutions Holdings, Inc.*	4,027	92,822
MaxLinear, Inc.*	5,556	107,120
Nanometrics, Inc.*	2,004	87,795
NeoPhotonics Corp.*	3,072	27,003
NVE Corp.	424	48,200
PDF Solutions, Inc.*	2,460	21,451
Photronics, Inc.*	6,034	64,564
Power Integrations, Inc.	2,546	186,749
Rambus, Inc.*	9,473	115,760
Rudolph Technologies, Inc.*	2,800	77,840
Semtech Corp.*	5,785	345,654
Silicon Laboratories, Inc.*	3,817	374,066
SMART Global Holdings, Inc.*	885	29,196
SunPower Corp.*	5,475	36,792
Synaptics, Inc.*	3,081	148,689
Ultra Clean Holdings, Inc.*	3,416	52,128
Veeco Instruments, Inc.*	4,297	51,564
Xcerra Corp.*	4,776	69,157
Xperi Corp.	4,353	68,342
		5,357,539
Software - 2.2%
8x8, Inc.*	8,073	183,257
A10 Networks, Inc.*	4,441	30,954
ACI Worldwide, Inc.*	10,199	289,754
Agilysys, Inc.*	1,377	22,128
Altair Engineering, Inc., Class A*	2,217	92,604
American Software, Inc., Class A	2,469	44,393
Asure Software, Inc.*	878	13,196
Avaya Holdings Corp.*	9,306	217,388
Blackbaud, Inc.	4,289	448,501
Blackline, Inc.*	2,880	151,949
Bottomline Technologies DE, Inc.*	3,575	235,843
Carbon Black, Inc.*	717	18,162
CommVault Systems, Inc.*	3,494	243,357
Digimarc Corp.*	996	29,432
Ebix, Inc.	2,139	170,371
Ellie Mae, Inc.*	3,038	320,114
Everbridge, Inc.*	2,334	140,530
ForeScout Technologies, Inc.*	2,564	92,484
Glu Mobile, Inc.*	9,766	75,198
HubSpot, Inc.*	3,222	463,001
Imperva, Inc.*	3,096	145,976
Majesco*	498	3,561
MicroStrategy, Inc., Class A*	844	125,756
Mitek Systems, Inc.*	2,908	21,083
MobileIron, Inc.*	6,306	30,899
Model N, Inc.*	2,240	38,080
Monotype Imaging Holdings, Inc.	3,683	75,870
OneSpan, Inc.*	2,801	52,519
Park City Group, Inc.*	1,183	9,996
Paylocity Holding Corp.*	2,575	204,558
Progress Software Corp.	4,026	164,784
PROS Holdings, Inc.*	2,469	91,057
QAD, Inc., Class A	913	55,373
Qualys, Inc.*	2,997	272,877
Rapid7, Inc.*	3,203	122,194
Rimini Street, Inc.*	869	4,415
Rosetta Stone, Inc.*	1,752	27,682
SailPoint Technologies Holding, Inc.*	4,641	143,546
SecureWorks Corp., Class A*	763	10,156
Telenav, Inc.*	2,752	15,411
TiVo Corp.	10,733	146,505
Upland Software, Inc.*	1,398	52,034
Varonis Systems, Inc.*	2,469	182,459
Verint Systems, Inc.*	5,659	274,744
VirnetX Holding Corp.*	4,796	16,067
Workiva, Inc.*	2,458	90,577

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Zix Corp.*	4,643	25,769
Zscaler, Inc.*	1,238	52,974
		5,739,538
Specialty Retail - 2.4%
Aaron’s, Inc.	6,258	311,148
Abercrombie & Fitch Co., Class A	6,047	131,038
American Eagle Outfitters, Inc.	14,338	372,214
America’s Car-Mart, Inc.*	524	43,728
Asbury Automotive Group, Inc.*	1,815	135,217
Ascena Retail Group, Inc.*	15,563	71,279
At Home Group, Inc.*	2,359	81,173
Barnes & Noble Education, Inc.*	3,412	20,404
Barnes & Noble, Inc.	5,299	27,820
Bed Bath & Beyond, Inc.	11,955	214,473
Big 5 Sporting Goods Corp.	1,784	10,169
Boot Barn Holdings, Inc.*	1,718	51,420
Buckle, Inc. (The)	2,560	65,920
Caleres, Inc.	3,741	151,436
Camping World Holdings, Inc., Class A	2,881	59,666
Carvana Co.*	2,533	163,986
Cato Corp. (The), Class A	1,989	42,664
Chico’s FAS, Inc.	11,362	103,621
Children’s Place, Inc. (The)	1,421	200,006
Citi Trends, Inc.	1,130	34,962
Conn’s, Inc.*	1,746	71,586
Container Store Group, Inc. (The)*	1,403	15,854
DSW, Inc., Class A	6,105	203,052
Express, Inc.*	6,540	73,379
Five Below, Inc.*	4,856	565,578
Francesca’s Holdings Corp.*	3,095	19,437
GameStop Corp., Class A	8,912	118,262
Genesco, Inc.*	1,728	87,869
GNC Holdings, Inc., Class A*	7,298	22,624
Group 1 Automotive, Inc.	1,791	138,068
Guess?, Inc.	5,119	125,416
Haverty Furniture Cos., Inc.	1,679	37,106
Hibbett Sports, Inc.*	1,686	34,647
Hudson Ltd., Class A*	3,536	72,842
J. Jill, Inc.*	1,460	8,818
Kirkland’s, Inc.*	1,400	12,726
Lithia Motors, Inc., Class A	2,104	181,786
Lumber Liquidators Holdings, Inc.*	2,529	44,080
MarineMax, Inc.*	1,906	42,885
Monro, Inc.	2,830	200,789
Murphy USA, Inc.*	2,762	229,191
National Vision Holdings, Inc.*	4,319	191,116
New York & Co., Inc.*	2,573	11,707
Office Depot, Inc.	49,367	165,379
Party City Holdco, Inc.*	3,064	47,032
Pier 1 Imports, Inc.	7,034	12,943
Rent-A-Center, Inc.*	3,943	58,120
RH*	1,714	272,526
Sally Beauty Holdings, Inc.*	10,888	167,675
Shoe Carnival, Inc.	944	41,948
Signet Jewelers Ltd.	5,246	336,793
Sleep Number Corp.*	3,236	109,053
Sonic Automotive, Inc., Class A	2,131	45,817
Sportsman’s Warehouse Holdings, Inc.*	3,301	18,849
Tailored Brands, Inc.	4,415	103,929
Tile Shop Holdings, Inc.	3,573	27,333
Tilly’s, Inc., Class A	1,287	30,270
Winmark Corp.	221	32,973
Zumiez, Inc.*	1,650	51,398
		6,323,200
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	9,704	197,476
Avid Technology, Inc.*	2,442	14,457
Cray, Inc.*	3,593	77,968
Diebold Nixdorf, Inc.	6,779	32,200
Eastman Kodak Co.*	1,503	4,885
Electronics For Imaging, Inc.*	3,959	137,733
Immersion Corp.*	2,695	31,316
Stratasys Ltd.*	4,503	112,350
USA Technologies, Inc.*	4,599	74,734
		683,119
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	6,014	124,249
Culp, Inc.	992	25,147
Deckers Outdoor Corp.*	2,834	345,295
Fossil Group, Inc.*	4,055	91,927
G-III Apparel Group Ltd.*	3,864	175,735
Movado Group, Inc.	1,398	59,555
Oxford Industries, Inc.	1,488	138,518
Perry Ellis International, Inc.*	1,146	31,549
Rocky Brands, Inc.	607	18,301
Steven Madden Ltd.	5,162	300,170
Superior Group of Cos., Inc.	797	15,103
Unifi, Inc.*	1,388	44,152
Vera Bradley, Inc.*	2,015	29,540
Wolverine World Wide, Inc.	8,208	321,590
		1,720,831
Thrifts & Mortgage Finance - 1.7%
BankFinancial Corp.	1,223	19,507
Beneficial Bancorp, Inc.	6,065	106,744
BofI Holding, Inc.*	5,260	195,882
Bridgewater Bancshares, Inc.*	438	5,633
Capitol Federal Financial, Inc.	11,453	151,294
Columbia Financial, Inc.*	4,415	74,746
Dime Community Bancshares, Inc.	2,883	52,326
Entegra Financial Corp.*	597	16,418
ESSA Bancorp, Inc.	845	13,588
Essent Group Ltd.*	8,537	370,164
Federal Agricultural Mortgage Corp., Class C	798	61,502
First Defiance Financial Corp.	1,773	56,718
First Savings Financial Group, Inc.	162	11,513
Flagstar Bancorp, Inc.*	2,626	86,789
FS Bancorp, Inc.	281	16,391
Greene County Bancorp, Inc.	270	9,437
Hingham Institution for Savings	118	25,607
Home Bancorp, Inc.	695	31,796
HomeStreet, Inc.*	2,215	65,232
Impac Mortgage Holdings, Inc.*	872	6,523
Kearny Financial Corp.	8,625	118,162
LendingTree, Inc.*	690	174,812
Luther Burbank Corp.	1,263	14,398
Malvern Bancorp, Inc.*	568	13,973
Merchants Bancorp	1,432	37,390
Meridian Bancorp, Inc.	4,272	76,469
Meta Financial Group, Inc.	827	71,618
MGIC Investment Corp.*	32,973	419,417
NMI Holdings, Inc., Class A*	5,531	119,470
Northfield Bancorp, Inc.	3,860	62,841
Northwest Bancshares, Inc.	8,504	154,943
OceanFirst Financial Corp.	4,221	123,253
Oconee Federal Financial Corp.	84	2,244

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Ocwen Financial Corp.*	10,444	43,656
OP Bancorp*	1,103	13,346
Oritani Financial Corp.	3,567	57,785
PCSB Financial Corp.	1,474	30,246
PDL Community Bancorp*	781	11,590
PennyMac Financial Services, Inc., Class A	1,762	37,266
PHH Corp.*	2,892	31,378
Provident Bancorp, Inc.*	383	10,839
Provident Financial Services, Inc.	5,513	139,093
Prudential Bancorp, Inc.	789	14,502
Radian Group, Inc.	19,206	390,458
Riverview Bancorp, Inc.	1,885	18,567
SI Financial Group, Inc.	1,003	13,892
Southern Missouri Bancorp, Inc.	631	25,240
Sterling Bancorp, Inc.	1,525	18,681
Territorial Bancorp, Inc.	692	20,677
Timberland Bancorp, Inc.	580	20,596
TrustCo Bank Corp.	8,321	76,969
United Community Financial Corp.	4,310	44,608
United Financial Bancorp, Inc.	4,507	80,089
Walker & Dunlop, Inc.	2,460	134,070
Washington Federal, Inc.	7,505	255,921
Waterstone Financial, Inc.	2,265	38,279
Western New England Bancorp, Inc.	2,393	25,485
WSFS Financial Corp.	2,680	130,784
		4,450,817
Tobacco - 0.1%
22nd Century Group, Inc.*	10,325	27,981
Alliance One International, Inc.*	746	13,204
Turning Point Brands, Inc.	703	23,663
Universal Corp.	2,196	131,321
Vector Group Ltd.	8,670	134,645
		330,814
Trading Companies & Distributors - 1.0%
Aircastle Ltd.	4,261	89,140
Applied Industrial Technologies, Inc.	3,392	261,354
Beacon Roofing Supply, Inc.*	6,060	224,705
BlueLinx Holdings, Inc.*	792	28,457
BMC Stock Holdings, Inc.*	5,991	134,797
CAI International, Inc.*	1,624	43,832
DXP Enterprises, Inc.*	1,415	64,934
EnviroStar, Inc.	333	15,734
Foundation Building Materials, Inc.*	1,310	18,091
GATX Corp.	3,341	282,147
General Finance Corp.*	867	11,835
GMS, Inc.*	2,895	71,941
H&E Equipment Services, Inc.	2,827	98,408
Herc Holdings, Inc.*	2,134	112,206
Kaman Corp.	2,454	160,025
Lawson Products, Inc.*	594	20,018
MRC Global, Inc.*	7,470	153,957
Nexeo Solutions, Inc.*	2,914	29,169
NOW, Inc.*	9,589	164,835
Rush Enterprises, Inc., Class A	2,671	114,746
Rush Enterprises, Inc., Class B	401	17,764
SiteOne Landscape Supply, Inc.*	3,550	320,814
Systemax, Inc.	1,085	39,602
Textainer Group Holdings Ltd.*	2,423	36,587
Titan Machinery, Inc.*	1,675	30,251
Triton International Ltd.	4,648	175,601
Veritiv Corp.*	1,022	48,800
Willis Lease Finance Corp.*	274	9,393
		2,779,143
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	4,816	58,514

Water Utilities - 0.3%
American States Water Co.	3,253	196,579
AquaVenture Holdings Ltd.*	969	17,617
Artesian Resources Corp., Class A	705	25,331
Cadiz, Inc.*	1,925	18,480
California Water Service Group	4,269	175,669
Connecticut Water Service, Inc.	1,071	73,374
Consolidated Water Co. Ltd.	1,308	17,658
Global Water Resources, Inc.	880	8,668
Middlesex Water Co.	1,415	64,807
Pure Cycle Corp.*	1,520	17,100
SJW Group	1,531	88,660
York Water Co. (The)	1,144	34,434
		738,377
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	3,607	119,319
NII Holdings, Inc.*	7,893	45,306
Shenandoah Telecommunications Co.	4,149	158,284
Spok Holdings, Inc.	1,662	25,512
		348,421
TOTAL COMMON STOCKS (Cost $195,322,950)		204,991,181

	Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(d)(e)	11,283	12,524
Tobira Therapeutics, Inc., CVR*(d)(e)	756	—
		12,524
Food Products - 0.0%(b)
Schuman, Inc., CVR*(d)(e)	2,369	4,738

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(d)(e)	2	—
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		17,262

See accompanying notes to schedules of portfolio investments

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 8.6%

REPURCHASE AGREEMENTS(f) - 8.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $23,018,444 (Cost $23,013,477)	23,013,477	23,013,477

Total Investments - 85.4% (Cost $218,336,427)		228,021,920
Other Assets Less Liabilities - 14.6%		39,029,235
Net Assets - 100.0%		267,051,155

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,354,753.

(b)         Represents less than 0.05% of net assets.

(c)          Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)         Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $17,262, which represents approximately 0.01% of net assets of the Fund.

(e)          Illiquid security.

(f)           The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                             Contingent Value Rights - No defined expiration

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	464	9/21/2018	USD	$40,370,320	$1,170,777

See accompanying notes to schedules of portfolio investments

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
20,757,772	11/6/2018	Bank of America NA	2.18%	Russell 2000® Index	4,913,802
103,981,562	11/6/2019	Citibank NA	2.11%	Russell 2000® Index	13,188,197
9,470,262	11/6/2019	Credit Suisse International	2.38%	Russell 2000® Index	1,908,355
47,225,682	11/6/2019	Deutsche Bank AG	2.21%	Russell 2000® Index	4,631,930
7,559,764	11/6/2019	Goldman Sachs International	2.21%	Russell 2000® Index	1,172,506
3,788,585	11/6/2019	Morgan Stanley & Co. International plc	1.98%	iShares® Russell 2000 ETF	519,968
11,259,531	11/6/2019	Morgan Stanley & Co. International plc	2.18%	Russell 2000® Index	1,891,070
52,743,865	11/6/2019	Societe Generale	2.38%	Russell 2000® Index	4,066,958
31,972,674	11/6/2019	UBS AG	2.08%	Russell 2000® Index	3,604,490
288,759,697					35,897,276
				Total Unrealized Appreciation	35,897,276

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.6%

Aerospace & Defense - 2.0%
Arconic, Inc.	34,548	773,184
Boeing Co. (The)	44,504	15,255,526
General Dynamics Corp.	22,455	4,342,797
Harris Corp.	9,674	1,572,122
Huntington Ingalls Industries, Inc.	3,637	889,137
L3 Technologies, Inc.	6,387	1,365,030
Lockheed Martin Corp.	20,186	6,467,796
Northrop Grumman Corp.	14,167	4,228,708
Raytheon Co.	23,342	4,655,329
Rockwell Collins, Inc.	13,360	1,816,292
Textron, Inc.	20,804	1,436,100
TransDigm Group, Inc.*	3,943	1,380,050
United Technologies Corp.	60,494	7,967,060
		52,149,131
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	11,309	1,086,569
Expeditors International of Washington, Inc.	14,195	1,040,210
FedEx Corp.	19,992	4,877,048
United Parcel Service, Inc., Class B	56,064	6,889,144
		13,892,971
Airlines - 0.4%
Alaska Air Group, Inc.	10,005	675,237
American Airlines Group, Inc.	33,873	1,371,179
Delta Air Lines, Inc.	52,454	3,067,510
Southwest Airlines Co.	43,365	2,658,275
United Continental Holdings, Inc.*	19,138	1,673,044
		9,445,245
Auto Components - 0.1%
Aptiv plc	21,525	1,894,415
BorgWarner, Inc.	16,043	702,202
Goodyear Tire & Rubber Co. (The)	19,479	441,979
		3,038,596
Automobiles - 0.3%
Ford Motor Co.	318,216	3,016,687
General Motors Co.	103,115	3,717,296
Harley-Davidson, Inc.	13,519	576,180
		7,310,163
Banks - 4.7%
Bank of America Corp.	766,633	23,711,959
BB&T Corp.	63,403	3,275,399
Citigroup, Inc.	207,297	14,767,838
Citizens Financial Group, Inc.	39,429	1,622,898
Comerica, Inc.	13,985	1,363,258
Fifth Third Bancorp	55,731	1,640,163
Huntington Bancshares, Inc.	89,823	1,456,031
JPMorgan Chase & Co.	276,818	31,717,806
KeyCorp	86,295	1,818,236
M&T Bank Corp.	11,821	2,094,090
People’s United Financial, Inc.	28,297	523,778
PNC Financial Services Group, Inc. (The)	38,150	5,476,051
Regions Financial Corp.	91,329	1,777,262
SunTrust Banks, Inc.	37,806	2,781,009
SVB Financial Group*	4,289	1,384,275
US Bancorp	126,839	6,863,258
Wells Fargo & Co.	356,550	20,851,044
Zions Bancorp	16,008	853,066
		123,977,421
Beverages - 1.3%
Brown-Forman Corp., Class B	21,307	1,112,652
Coca-Cola Co. (The)	311,372	13,877,850
Constellation Brands, Inc., Class A	13,666	2,845,261
Molson Coors Brewing Co., Class B	15,022	1,002,568
Monster Beverage Corp.*	33,416	2,034,700
PepsiCo, Inc.	115,273	12,911,729
		33,784,760
Biotechnology - 2.0%
AbbVie, Inc.	123,214	11,826,080
Alexion Pharmaceuticals, Inc.*	18,095	2,211,933
Amgen, Inc.	54,146	10,818,912
Biogen, Inc.*	17,163	6,066,949
Celgene Corp.*	57,488	5,429,741
Gilead Sciences, Inc.	105,705	8,005,040
Incyte Corp.*	14,311	1,057,726
Regeneron Pharmaceuticals, Inc.*	6,282	2,555,203
Vertex Pharmaceuticals, Inc.*	20,737	3,823,903
		51,795,487
Building Products - 0.2%
Allegion plc	7,737	674,821
AO Smith Corp.	11,806	685,693
Fortune Brands Home & Security, Inc.	11,885	629,667
Johnson Controls International plc	75,292	2,843,779
Masco Corp.	25,230	957,983
		5,791,943
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	4,413	644,695
Ameriprise Financial, Inc.	11,763	1,669,875
Bank of New York Mellon Corp. (The)	82,146	4,283,914
BlackRock, Inc.	10,012	4,796,349
Cboe Global Markets, Inc.	9,140	921,312
Charles Schwab Corp. (The)	97,637	4,958,983
CME Group, Inc.	27,703	4,840,545
E*TRADE Financial Corp.*	21,445	1,262,253
Franklin Resources, Inc.	25,905	822,225
Goldman Sachs Group, Inc. (The)	28,568	6,793,756
Intercontinental Exchange, Inc.	47,079	3,588,832
Invesco Ltd.	33,416	805,326
Jefferies Financial Services, Inc.	24,643	572,210
Moody’s Corp.	13,567	2,415,197
Morgan Stanley	110,820	5,411,341
MSCI, Inc.	7,231	1,303,460
Nasdaq, Inc.	9,502	906,871
Northern Trust Corp.	17,208	1,849,172
Raymond James Financial, Inc.	10,569	983,340
S&P Global, Inc.	20,409	4,225,683
State Street Corp.	29,700	2,581,227
T. Rowe Price Group, Inc.	19,693	2,282,222
		57,918,788
Chemicals - 1.4%
Air Products & Chemicals, Inc.	17,833	2,965,450
Albemarle Corp.	9,025	862,068
CF Industries Holdings, Inc.	18,968	985,388
DowDuPont, Inc.	188,675	13,231,778
Eastman Chemical Co.	11,591	1,124,675
Ecolab, Inc.	21,096	3,174,526
FMC Corp.	10,915	932,687
International Flavors & Fragrances, Inc.	6,429	837,634

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	26,117	2,945,475
Mosaic Co. (The)	28,517	891,727
PPG Industries, Inc.	20,271	2,240,756
Praxair, Inc.	23,353	3,694,211
Sherwin-Williams Co. (The)	6,699	3,051,930
		36,938,305
Commercial Services & Supplies - 0.3%
Cintas Corp.	7,037	1,501,485
Copart, Inc.*	16,424	1,056,227
Republic Services, Inc.	18,141	1,330,824
Stericycle, Inc.*	6,956	429,116
Waste Management, Inc.	32,346	2,940,251
		7,257,903
Communications Equipment - 0.9%
Arista Networks, Inc.*	3,881	1,160,341
Cisco Systems, Inc.	382,323	18,263,570
F5 Networks, Inc.*	4,955	937,090
Juniper Networks, Inc.	28,370	806,559
Motorola Solutions, Inc.	13,165	1,689,859
		22,857,419
Construction & Engineering - 0.1%
Fluor Corp.	11,434	656,426
Jacobs Engineering Group, Inc.	9,796	712,071
Quanta Services, Inc.*	12,182	421,376
		1,789,873
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,125	1,018,440
Vulcan Materials Co.	10,744	1,190,435
		2,208,875
Consumer Finance - 0.5%
American Express Co.	58,072	6,154,471
Capital One Financial Corp.	39,542	3,918,217
Discover Financial Services	28,354	2,215,014
Synchrony Financial	57,687	1,826,947
		14,114,649
Containers & Packaging - 0.2%
Avery Dennison Corp.	7,139	750,880
Ball Corp.	28,378	1,188,471
International Paper Co.	33,680	1,722,395
Packaging Corp. of America	7,681	844,296
Sealed Air Corp.	13,119	526,203
WestRock Co.	20,843	1,148,032
		6,180,277
Distributors - 0.1%
Genuine Parts Co.	11,915	1,189,713
LKQ Corp.*	25,158	868,454
		2,058,167
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	16,995	459,885

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	156,489	32,662,384

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	590,350	18,855,779
CenturyLink, Inc.	79,820	1,704,955
Verizon Communications, Inc.	335,919	18,263,916
		38,824,650
Electric Utilities - 1.3%
Alliant Energy Corp.	18,839	807,063
American Electric Power Co., Inc.	40,063	2,873,719
Duke Energy Corp.	56,991	4,629,949
Edison International	26,473	1,740,070
Entergy Corp.	14,720	1,230,445
Evergy, Inc.	22,034	1,257,040
Eversource Energy	25,779	1,609,383
Exelon Corp.	78,480	3,430,361
FirstEnergy Corp.	36,451	1,362,538
NextEra Energy, Inc.	38,330	6,519,933
PG&E Corp.	41,968	1,938,082
Pinnacle West Capital Corp.	9,088	713,862
PPL Corp.	56,855	1,690,868
Southern Co. (The)	82,234	3,600,204
Xcel Energy, Inc.	41,355	1,987,108
		35,390,625
Electrical Equipment - 0.4%
AMETEK, Inc.	18,848	1,450,542
Eaton Corp. plc	35,565	2,956,874
Emerson Electric Co.	51,217	3,929,881
Rockwell Automation, Inc.	10,221	1,849,592
		10,186,889
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	24,525	2,319,575
Corning, Inc.	67,516	2,262,461
FLIR Systems, Inc.	11,166	700,555
IPG Photonics Corp.*	3,040	533,459
TE Connectivity Ltd.	28,462	2,609,396
		8,425,446
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	33,851	1,116,067
Halliburton Co.	71,213	2,840,687
Helmerich & Payne, Inc.	8,850	580,295
National Oilwell Varco, Inc.	31,062	1,462,088
Schlumberger Ltd.	112,595	7,111,500
TechnipFMC plc	35,305	1,081,392
		14,192,029
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	8,392	1,077,113
American Tower Corp.	35,925	5,357,136
Apartment Investment & Management Co., Class A	12,811	561,122
AvalonBay Communities, Inc.	11,258	2,063,479
Boston Properties, Inc.	12,533	1,634,930
Crown Castle International Corp.	33,703	3,843,153
Digital Realty Trust, Inc.	16,739	2,080,323
Duke Realty Corp.	29,012	826,552
Equinix, Inc.	6,478	2,825,250
Equity Residential	29,915	2,026,741
Essex Property Trust, Inc.	5,368	1,322,031
Extra Space Storage, Inc.	10,270	946,997
Federal Realty Investment Trust	5,944	776,346
HCP, Inc.	38,177	1,031,924
Host Hotels & Resorts, Inc.	60,286	1,297,958
Iron Mountain, Inc.	22,893	826,437
Kimco Realty Corp.	34,548	591,116
Macerich Co. (The)	8,821	518,145
Mid-America Apartment Communities, Inc.	9,261	959,069
Prologis, Inc.	51,143	3,435,787
Public Storage	12,203	2,594,114
Realty Income Corp.	23,122	1,354,255
Regency Centers Corp.	11,975	790,709
SBA Communications Corp.*	9,346	1,450,780
Simon Property Group, Inc.	25,156	4,604,303
SL Green Realty Corp.	7,175	749,070
UDR, Inc.	21,743	869,068

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Ventas, Inc.	28,990	1,735,631
Vornado Realty Trust	14,089	1,084,853
Welltower, Inc.	30,220	2,015,976
Weyerhaeuser Co.	61,562	2,136,817
		53,387,185
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	35,641	8,308,986
Kroger Co. (The)	66,071	2,081,237
Sysco Corp.	38,971	2,915,810
Walgreens Boots Alliance, Inc.	69,334	4,753,539
Walmart, Inc.	117,639	11,276,875
		29,336,447
Food Products - 0.8%
Archer-Daniels-Midland Co.	45,443	2,290,327
Campbell Soup Co.	15,661	617,827
Conagra Brands, Inc.	31,995	1,175,816
General Mills, Inc.	48,212	2,218,234
Hershey Co. (The)	11,354	1,141,304
Hormel Foods Corp.	21,971	860,165
JM Smucker Co. (The)	9,243	955,541
Kellogg Co.	20,309	1,457,983
Kraft Heinz Co. (The)	48,586	2,831,106
McCormick & Co., Inc. (Non-Voting)	9,867	1,232,191
Mondelez International, Inc., Class A	119,911	5,122,598
Tyson Foods, Inc., Class A	24,213	1,520,819
		21,423,911
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	142,541	9,527,441
ABIOMED, Inc.*	3,428	1,393,756
Align Technology, Inc.*	5,843	2,258,261
Baxter International, Inc.	40,074	2,980,303
Becton Dickinson and Co.	21,706	5,684,150
Boston Scientific Corp.*	112,191	3,989,512
Cooper Cos., Inc. (The)	3,967	1,014,679
Danaher Corp.	49,972	5,174,101
DENTSPLY SIRONA, Inc.	18,509	738,879
Edwards Lifesciences Corp.*	17,142	2,472,562
Hologic, Inc.*	22,200	882,672
IDEXX Laboratories, Inc.*	7,076	1,797,587
Intuitive Surgical, Inc.*	9,215	5,160,400
Medtronic plc	110,085	10,613,295
ResMed, Inc.	11,589	1,291,131
Stryker Corp.	26,108	4,423,479
Varian Medical Systems, Inc.*	7,462	835,893
Zimmer Biomet Holdings, Inc.	16,535	2,044,222
		62,282,323
Health Care Providers & Services - 2.5%
Aetna, Inc.	26,593	5,325,780
AmerisourceBergen Corp.	13,213	1,188,774
Anthem, Inc.	20,726	5,486,794
Cardinal Health, Inc.	25,248	1,317,693
Centene Corp.*	16,667	2,441,382
Cigna Corp.	19,798	3,728,755
CVS Health Corp.	82,655	6,218,962
DaVita, Inc.*	11,342	785,887
Envision Healthcare Corp.*	9,852	446,887
Express Scripts Holding Co.*	45,678	4,020,578
HCA Healthcare, Inc.	22,707	3,045,236
Henry Schein, Inc.*	12,502	971,156
Humana, Inc.	11,209	3,735,511
Laboratory Corp. of America Holdings*	8,329	1,439,834
McKesson Corp.	16,421	2,114,204
Quest Diagnostics, Inc.	11,036	1,213,739
UnitedHealth Group, Inc.	78,116	20,971,021
Universal Health Services, Inc., Class B	7,102	924,396
		65,376,589
Health Care Technology - 0.1%
Cerner Corp.*	25,625	1,668,444

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	33,016	2,030,154
Chipotle Mexican Grill, Inc.*	2,001	950,835
Darden Restaurants, Inc.	10,054	1,166,666
Hilton Worldwide Holdings, Inc.	22,702	1,762,129
Marriott International, Inc., Class A	24,141	3,053,112
McDonald’s Corp.	63,817	10,353,032
MGM Resorts International	40,725	1,180,618
Norwegian Cruise Line Holdings Ltd.*	16,809	901,130
Royal Caribbean Cruises Ltd.	13,794	1,690,869
Starbucks Corp.	112,209	5,997,571
Wynn Resorts Ltd.	6,875	1,019,837
Yum! Brands, Inc.	26,277	2,283,209
		32,389,162
Household Durables - 0.2%
DR Horton, Inc.	27,931	1,243,209
Garmin Ltd.	9,023	614,827
Leggett & Platt, Inc.	10,659	484,345
Lennar Corp., Class A	22,255	1,149,916
Mohawk Industries, Inc.*	5,168	990,137
Newell Brands, Inc.	39,474	857,375
PulteGroup, Inc.	21,376	597,459
Whirlpool Corp.	5,226	653,146
		6,590,414
Household Products - 1.0%
Church & Dwight Co., Inc.	19,887	1,125,206
Clorox Co. (The)	10,540	1,528,089
Colgate-Palmolive Co.	70,919	4,709,731
Kimberly-Clark Corp.	28,387	3,279,834
Procter & Gamble Co. (The)	204,421	16,956,722
		27,599,582
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	53,764	723,663
NRG Energy, Inc.	24,312	860,402
		1,584,065
Industrial Conglomerates - 1.2%
3M Co.	48,287	10,184,694
General Electric Co.	706,120	9,137,193
Honeywell International, Inc.	60,716	9,657,487
Roper Technologies, Inc.	8,409	2,508,993
		31,488,367
Insurance - 1.8%
Aflac, Inc.	62,930	2,909,883
Allstate Corp. (The)	28,587	2,874,995
American International Group, Inc.	73,004	3,881,623
Aon plc	19,869	2,892,132
Arthur J Gallagher & Co.	14,810	1,068,393
Assurant, Inc.	4,291	441,201
Brighthouse Financial, Inc.*	9,726	403,726
Chubb Ltd.	37,852	5,119,104
Cincinnati Financial Corp.	12,160	932,307
Everest Re Group Ltd.	3,310	738,196
Hartford Financial Services Group, Inc. (The)	29,115	1,466,523

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Lincoln National Corp.	17,788	1,166,537
Loews Corp.	21,298	1,071,502
Marsh & McLennan Cos., Inc.	41,263	3,492,088
MetLife, Inc.	82,644	3,792,533
Principal Financial Group, Inc.	21,671	1,196,022
Progressive Corp. (The)	47,326	3,195,925
Prudential Financial, Inc.	34,139	3,354,157
Torchmark Corp.	8,591	755,321
Travelers Cos., Inc. (The)	21,990	2,893,884
Unum Group	17,974	662,881
Willis Towers Watson plc	10,712	1,577,556
XL Group Ltd.	21,013	1,205,936
		47,092,425
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	32,761	65,938,392
Booking Holdings, Inc.*	3,933	7,675,446
Expedia Group, Inc.	9,828	1,282,554
Netflix, Inc.*	35,323	12,987,561
TripAdvisor, Inc.*	8,690	471,954
		88,355,907
Internet Software & Services - 3.8%
Akamai Technologies, Inc.*	13,864	1,041,741
Alphabet, Inc., Class A*	24,266	29,890,859
Alphabet, Inc., Class C*	24,679	30,063,711
eBay, Inc.*	75,169	2,601,599
Facebook, Inc., Class A*	195,001	34,267,525
Twitter, Inc.*	53,243	1,873,089
VeriSign, Inc.*	7,790	1,235,572
		100,974,096
IT Services - 3.5%
Accenture plc, Class A	52,288	8,840,332
Alliance Data Systems Corp.	3,935	938,812
Automatic Data Processing, Inc.	35,819	5,256,438
Broadridge Financial Solutions, Inc.	9,599	1,297,209
Cognizant Technology Solutions Corp., Class A	47,653	3,737,425
DXC Technology Co.	23,159	2,109,553
Fidelity National Information Services, Inc.	26,911	2,910,963
Fiserv, Inc.*	33,293	2,665,771
FleetCor Technologies, Inc.*	7,288	1,557,737
Gartner, Inc.*	7,437	1,113,765
Global Payments, Inc.	12,969	1,615,678
International Business Machines Corp.	69,416	10,168,056
Mastercard, Inc., Class A	74,561	16,072,369
Paychex, Inc.	26,001	1,904,573
PayPal Holdings, Inc.*	90,724	8,376,547
Total System Services, Inc.	13,469	1,308,379
Visa, Inc., Class A	145,198	21,328,134
Western Union Co. (The)	37,471	708,952
		91,910,693
Leisure Products - 0.0%(b)
Hasbro, Inc.	9,252	918,816
Mattel, Inc.*	27,983	431,778
		1,350,594
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	26,019	1,757,323
Illumina, Inc.*	11,940	4,236,670
IQVIA Holdings, Inc.*	13,139	1,669,835
Mettler-Toledo International, Inc.*	2,043	1,194,052
PerkinElmer, Inc.	9,013	833,072
Thermo Fisher Scientific, Inc.	32,722	7,823,830
Waters Corp.*	6,374	1,207,746
		18,722,528
Machinery - 1.1%
Caterpillar, Inc.	48,588	6,746,444
Cummins, Inc.	12,582	1,784,127
Deere & Co.	26,376	3,792,869
Dover Corp.	12,563	1,078,785
Flowserve Corp.	10,618	553,410
Fortive Corp.	24,927	2,093,369
Illinois Tool Works, Inc.	24,800	3,444,224
Ingersoll-Rand plc	20,145	2,040,487
PACCAR, Inc.	28,617	1,957,975
Parker-Hannifin Corp.	10,816	1,899,290
Pentair plc	13,183	573,197
Snap-on, Inc.	4,580	809,652
Stanley Black & Decker, Inc.	12,528	1,760,560
Xylem, Inc.	14,636	1,111,019
		29,645,408
Media - 1.7%
CBS Corp. (Non-Voting), Class B	27,748	1,471,199
Charter Communications, Inc., Class A*	15,039	4,668,106
Comcast Corp., Class A	373,350	13,810,217
Discovery, Inc., Class A*	12,690	353,163
Discovery, Inc., Class C*	27,759	711,741
DISH Network Corp., Class A*	18,604	657,651
Interpublic Group of Cos., Inc. (The)	31,342	731,836
News Corp., Class A	31,178	407,496
News Corp., Class B	9,912	134,803
Omnicom Group, Inc.	18,495	1,282,073
Twenty-First Century Fox, Inc., Class A	85,676	3,889,690
Twenty-First Century Fox, Inc., Class B	35,695	1,602,706
Viacom, Inc., Class B	28,680	839,750
Walt Disney Co. (The)	120,861	13,538,849
		44,099,280
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	109,540	1,539,037
Newmont Mining Corp.	43,371	1,345,802
Nucor Corp.	25,847	1,615,438
		4,500,277
Multiline Retail - 0.4%
Dollar General Corp.	20,677	2,227,533
Dollar Tree, Inc.*	19,334	1,556,580
Kohl’s Corp.	13,687	1,082,779
Macy’s, Inc.	24,893	909,839
Nordstrom, Inc.	9,557	600,657
Target Corp.	43,339	3,792,163
		10,169,551
Multi-Utilities - 0.7%
Ameren Corp.	19,789	1,251,258
CenterPoint Energy, Inc.	35,069	974,568
CMS Energy Corp.	22,949	1,130,009
Consolidated Edison, Inc.	25,253	1,993,219
Dominion Energy, Inc.	53,032	3,753,075
DTE Energy Co.	14,736	1,637,759
NiSource, Inc.	27,411	742,016
Public Service Enterprise Group, Inc.	41,062	2,149,596
SCANA Corp.	11,579	443,939
Sempra Energy	21,466	2,491,773

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
WEC Energy Group, Inc.	25,654	1,733,697
		18,300,909
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	41,888	2,697,587
Andeavor	11,290	1,724,999
Apache Corp.	31,075	1,362,017
Cabot Oil & Gas Corp.	36,703	874,633
Chevron Corp.	155,345	18,402,169
Cimarex Energy Co.	7,736	653,537
Concho Resources, Inc.*	15,445	2,118,282
ConocoPhillips	95,146	6,986,571
Devon Energy Corp.	42,570	1,827,530
EOG Resources, Inc.	47,045	5,562,130
EQT Corp.	20,494	1,045,604
Exxon Mobil Corp.	344,214	27,595,636
Hess Corp.	21,299	1,434,275
HollyFrontier Corp.	14,368	1,070,703
Kinder Morgan, Inc.	154,250	2,730,225
Marathon Oil Corp.	69,368	1,492,106
Marathon Petroleum Corp.	37,532	3,088,508
Newfield Exploration Co.*	16,250	443,300
Noble Energy, Inc.	39,402	1,171,027
Occidental Petroleum Corp.	62,240	4,971,109
ONEOK, Inc.	33,400	2,201,394
Phillips 66	34,110	4,042,376
Pioneer Natural Resources Co.	13,845	2,418,722
Valero Energy Corp.	35,018	4,127,922
Williams Cos., Inc. (The)	96,405	2,852,624
		102,894,986
Personal Products - 0.1%
Coty, Inc., Class A	38,460	475,366
Estee Lauder Cos., Inc. (The), Class A	18,188	2,548,502
		3,023,868
Pharmaceuticals - 3.5%
Allergan plc	27,569	5,285,253
Bristol-Myers Squibb Co.	132,874	8,045,521
Eli Lilly & Co.	77,667	8,205,519
Johnson & Johnson	218,044	29,368,346
Merck & Co., Inc.	218,711	15,001,387
Mylan NV*	41,924	1,640,486
Nektar Therapeutics*	13,115	872,016
Perrigo Co. plc	10,472	801,213
Pfizer, Inc.	475,567	19,745,542
Zoetis, Inc.	39,349	3,565,019
		92,530,302
Professional Services - 0.2%
Equifax, Inc.	9,774	1,309,423
IHS Markit Ltd.*	28,971	1,593,405
Nielsen Holdings plc	27,222	707,772
Robert Half International, Inc.	10,033	784,380
Verisk Analytics, Inc.*	12,624	1,503,392
		5,898,372
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	24,566	1,199,066

Road & Rail - 0.8%
CSX Corp.	71,155	5,276,855
JB Hunt Transport Services, Inc.	6,959	840,299
Kansas City Southern	8,357	969,078
Norfolk Southern Corp.	22,950	3,989,628
Union Pacific Corp.	63,061	9,498,248
		20,574,108
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	66,967	1,685,559
Analog Devices, Inc.	30,164	2,981,712
Applied Materials, Inc.	81,947	3,525,360
Broadcom, Inc.	32,643	7,149,796
Intel Corp.	378,836	18,347,028
KLA-Tencor Corp.	12,673	1,472,729
Lam Research Corp.	13,342	2,309,367
Microchip Technology, Inc.	19,124	1,645,238
Micron Technology, Inc.*	94,279	4,951,533
NVIDIA Corp.	49,343	13,849,593
Qorvo, Inc.*	10,305	825,328
QUALCOMM, Inc.	120,523	8,281,135
Skyworks Solutions, Inc.	14,791	1,350,418
Texas Instruments, Inc.	79,602	8,947,265
Xilinx, Inc.	20,605	1,603,687
		78,925,748
Software - 4.8%
Activision Blizzard, Inc.	61,906	4,463,423
Adobe Systems, Inc.*	40,058	10,555,684
ANSYS, Inc.*	6,811	1,266,710
Autodesk, Inc.*	17,823	2,750,980
CA, Inc.	25,413	1,113,089
Cadence Design Systems, Inc.*	22,936	1,078,909
Citrix Systems, Inc.*	10,470	1,193,789
Electronic Arts, Inc.*	24,936	2,827,992
Intuit, Inc.	19,799	4,345,286
Microsoft Corp.	624,633	70,165,025
Oracle Corp.	242,289	11,770,400
Red Hat, Inc.*	14,428	2,131,448
salesforce.com, Inc.*	57,348	8,755,893
Symantec Corp.	50,513	1,018,342
Synopsys, Inc.*	12,126	1,238,550
Take-Two Interactive Software, Inc.*	9,316	1,244,245
		125,919,765
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	6,019	987,297
AutoZone, Inc.*	2,161	1,657,228
Best Buy Co., Inc.	19,938	1,586,267
CarMax, Inc.*	14,465	1,128,993
Foot Locker, Inc.	9,618	474,167
Gap, Inc. (The)	17,628	535,010
Home Depot, Inc. (The)	93,791	18,830,419
L Brands, Inc.	19,733	521,543
Lowe’s Cos., Inc.	66,831	7,267,871
O’Reilly Automotive, Inc.*	6,661	2,234,233
Ross Stores, Inc.	30,793	2,949,353
Tiffany & Co.	8,290	1,016,768
TJX Cos., Inc. (The)	50,981	5,606,381
Tractor Supply Co.	9,938	877,327
Ulta Beauty, Inc.*	4,634	1,204,840
		46,877,697
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	399,601	90,961,176
Hewlett Packard Enterprise Co.	124,148	2,052,166
HP, Inc.	133,464	3,289,888
NetApp, Inc.	21,773	1,890,114
Seagate Technology plc	23,325	1,248,820
Western Digital Corp.	24,321	1,538,060
Xerox Corp.	17,389	484,458
		101,464,682
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	29,277	513,518

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Michael Kors Holdings Ltd.*	12,208	886,545
NIKE, Inc., Class B	104,299	8,573,378
PVH Corp.	6,255	895,466
Ralph Lauren Corp.	4,539	602,825
Tapestry, Inc.	23,395	1,185,892
Under Armour, Inc., Class A*	15,109	308,979
Under Armour, Inc., Class C*	15,329	290,791
VF Corp.	26,620	2,452,501
		15,709,895
Tobacco - 0.7%
Altria Group, Inc.	153,870	9,004,472
Philip Morris International, Inc.	126,385	9,844,128
		18,848,600
Trading Companies & Distributors - 0.1%
Fastenal Co.	23,379	1,364,399
United Rentals, Inc.*	6,817	1,062,566
WW Grainger, Inc.	4,148	1,468,682
		3,895,647
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	14,463	1,265,946

TOTAL COMMON STOCKS (Cost $2,056,701,552)		1,999,928,720

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 7.1%

REPURCHASE AGREEMENTS(c) - 7.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $187,899,209 (Cost $187,858,663)	187,858,663	187,858,663

Total Investments - 82.7% (Cost $2,244,560,215)		2,187,787,383
Other Assets Less Liabilities - 17.3%		456,689,271
Net Assets - 100.0%		2,644,476,654

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $152,052,989.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,111	9/21/2018	USD	$161,164,438	$8,707,813

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
288,041,281	11/6/2019	Bank of America NA	2.38%	S&P 500®	12,212,676
143,691,424	11/6/2018	BNP Paribas SA	2.63%	S&P 500®	29,196,283
38,480,701	11/6/2019	Citibank NA	2.46%	S&P 500®	11,568,483
159,963,360	11/6/2019	Credit Suisse International	2.68%	S&P 500®	13,801,603
487,020,521	11/6/2019	Deutsche Bank AG	2.53%	S&P 500®	66,532,897
40,473,993	11/6/2019	Goldman Sachs International	2.51%	S&P 500®	12,930,322
776,696,101	11/6/2019	Goldman Sachs International	2.41%	SPDR® S&P 500® ETF Trust	67,721,739
553,330,338	11/6/2019	Morgan Stanley & Co. International plc	2.58%	S&P 500®	16,196,255
319,623,951	11/6/2019	Societe Generale	2.73%	S&P 500®	34,607,455
320,531,306	11/6/2019	UBS AG	2.58%	S&P 500®	33,946,037
3,127,852,976					298,713,750
				Total Unrealized Appreciation	298,713,750

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 63.4%

Communications Equipment - 0.2%
InterDigital, Inc.	1,397	115,392

Semiconductors & Semiconductor Equipment - 63.2%
Advanced Micro Devices, Inc.*	33,113	833,454
Analog Devices, Inc.	14,903	1,473,162
Applied Materials, Inc.	40,509	1,742,697
Broadcom, Inc.	16,134	3,533,830
Cirrus Logic, Inc.*	2,451	107,721
Cree, Inc.*	4,041	194,413
Cypress Semiconductor Corp.	14,406	247,927
Entegris, Inc.	5,695	193,061
Integrated Device Technology, Inc.*	5,195	220,736
Intel Corp.	187,270	9,069,486
KLA-Tencor Corp.	6,265	728,056
Lam Research Corp.	6,594	1,141,355
Marvell Technology Group Ltd.	23,445	484,843
Maxim Integrated Products, Inc.	11,241	679,743
Microchip Technology, Inc.	9,446	812,639
Micron Technology, Inc.*	46,609	2,447,905
MKS Instruments, Inc.	2,198	204,194
Monolithic Power Systems, Inc.	1,558	233,497
NVIDIA Corp.	24,393	6,846,627
ON Semiconductor Corp.*	17,182	366,664
Qorvo, Inc.*	5,083	407,097
QUALCOMM, Inc.	59,583	4,093,948
Semtech Corp.*	2,659	158,875
Silicon Laboratories, Inc.*	1,735	170,030
Skyworks Solutions, Inc.	7,317	668,042
Synaptics, Inc.*	1,391	67,130
Teradyne, Inc.	7,689	316,710
Texas Instruments, Inc.	39,338	4,421,591
Universal Display Corp.	1,684	206,122
Versum Materials, Inc.	4,377	174,161
Xilinx, Inc.	10,185	792,699
		43,038,415
TOTAL COMMON STOCKS (Cost $42,538,856)		43,153,807

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 30.5%

REPURCHASE AGREEMENTS(b) - 30.5%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $20,822,182 (Cost $20,817,688)	20,817,688	20,817,688

Total Investments - 93.9% (Cost $63,356,544)		63,971,495
Other Assets Less Liabilities - 6.1%		4,182,479
Net Assets - 100.0%		68,153,974

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,768,349.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
125,117	11/6/2019	Bank of America NA	2.38%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,174,184)
313,636	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. SemiconductorsSM Index(3)	(875,304)
83,553,014	11/6/2019	Deutsche Bank AG	2.51%	Dow Jones U.S. SemiconductorsSM Index(3)	3,175,884
4,210,498	11/6/2018	Morgan Stanley & Co. International plc	2.48%	Dow Jones U.S. SemiconductorsSM Index(3)	4,647,157
3,064,038	11/6/2019	Societe Generale	2.73%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,003,191)
2,093,659	11/6/2019	UBS AG	2.63%	Dow Jones U.S. SemiconductorsSM Index(3)	(1,267,532)
93,359,962					3,502,830
				Total Unrealized Appreciation	7,823,041
				Total Unrealized Depreciation	(4,320,211)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)                   See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 69.1%

Aerospace & Defense - 1.5%
AAR Corp.	947	44,196
Aerojet Rocketdyne Holdings, Inc.*	2,222	78,014
Aerovironment, Inc.*	626	55,063
Axon Enterprise, Inc.*	1,691	115,428
Cubic Corp.	738	55,867
Engility Holdings, Inc.*	522	18,119
Mercury Systems, Inc.*	1,418	77,295
Moog, Inc., Class A	954	75,280
National Presto Industries, Inc.	148	19,625
Triumph Group, Inc.	1,463	30,430
		569,317
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	753	45,858
Echo Global Logistics, Inc.*	786	26,095
Forward Air Corp.	866	55,649
Hub Group, Inc., Class A*	993	52,480
		180,082
Airlines - 0.6%
Allegiant Travel Co.	371	50,549
Hawaiian Holdings, Inc.	1,494	62,001
SkyWest, Inc.	1,531	99,974
		212,524
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc.*	2,924	51,784
Cooper Tire & Rubber Co.	1,488	42,929
Cooper-Standard Holdings, Inc.*	479	66,308
Dorman Products, Inc.*	873	70,696
Fox Factory Holding Corp.*	1,108	73,183
Gentherm, Inc.*	1,083	53,284
LCI Industries	742	68,969
Motorcar Parts of America, Inc.*	562	14,915
Standard Motor Products, Inc.	595	30,208
Superior Industries International, Inc.	685	14,864
		487,140
Automobiles - 0.1%
Winnebago Industries, Inc.	847	31,297

Banks - 5.9%
Ameris Bancorp	1,175	58,339
Banc of California, Inc.	1,252	25,228
Banner Corp.	952	61,242
Berkshire Hills Bancorp, Inc.	1,083	45,757
Boston Private Financial Holdings, Inc.	2,479	35,822
Brookline Bancorp, Inc.	2,364	42,907
Central Pacific Financial Corp.	870	24,647
City Holding Co.	455	36,891
Columbia Banking System, Inc.	2,156	91,091
Community Bank System, Inc.	1,500	99,195
Customers Bancorp, Inc.*	871	21,514
CVB Financial Corp.	3,014	72,487
Fidelity Southern Corp.	653	15,868
First Bancorp/PR*	5,350	46,812
First Commonwealth Financial Corp.	2,954	49,479
First Financial Bancorp	2,878	90,369
First Financial Bankshares, Inc.	1,989	120,136
First Midwest Bancorp, Inc.	3,033	82,437
Franklin Financial Network, Inc.*	356	13,759
Glacier Bancorp, Inc.	2,338	106,800
Great Western Bancorp, Inc.	1,734	75,498
Green Bancorp, Inc.	778	18,672
Hanmi Financial Corp.	956	24,952
Heritage Financial Corp.	857	31,109
Hope Bancorp, Inc.	3,789	66,345
Independent Bank Corp.	811	73,882
LegacyTexas Financial Group, Inc.	1,250	57,837
National Bank Holdings Corp., Class A	800	32,120
NBT Bancorp, Inc.	1,283	51,936
OFG Bancorp	1,294	20,963
Old National Bancorp	3,941	80,002
Opus Bank	509	14,430
Pacific Premier Bancorp, Inc.*	1,137	44,968
Preferred Bank	406	24,851
S&T Bancorp, Inc.	1,031	48,106
Seacoast Banking Corp. of Florida*	1,383	43,730
ServisFirst Bancshares, Inc.	1,330	57,323
Simmons First National Corp., Class A	2,308	72,933
Southside Bancshares, Inc.	816	29,050
Tompkins Financial Corp.	363	31,897
Triumph Bancorp, Inc.*	679	28,824
United Community Banks, Inc.	2,165	65,686
Westamerica Bancorp	784	50,200
		2,186,094
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	136	23,060
MGP Ingredients, Inc.	371	28,608
		51,668
Biotechnology - 2.0%
Acorda Therapeutics, Inc.*	1,385	39,888
AMAG Pharmaceuticals, Inc.*	1,010	24,644
Cytokinetics, Inc.*	1,499	11,842
Eagle Pharmaceuticals, Inc.*	245	16,937
Emergent BioSolutions, Inc.*	1,041	64,542
Enanta Pharmaceuticals, Inc.*	426	38,736
Ligand Pharmaceuticals, Inc.*	627	162,826
MiMedx Group, Inc.*	3,007	15,937
Momenta Pharmaceuticals, Inc.*	2,283	60,500
Myriad Genetics, Inc.*	2,058	102,468
Progenics Pharmaceuticals, Inc.*	2,437	19,082
REGENXBIO, Inc.*	856	60,305
Repligen Corp.*	1,106	60,697
Spectrum Pharmaceuticals, Inc.*	2,755	59,315
		737,719
Building Products - 1.6%
AAON, Inc.	1,186	47,914
American Woodmark Corp.*	418	35,509
Apogee Enterprises, Inc.	831	40,902
Gibraltar Industries, Inc.*	935	42,449
Griffon Corp.	996	18,177
Insteel Industries, Inc.	532	20,402
Patrick Industries, Inc.*	693	44,352
PGT Innovations, Inc.*	1,471	35,745
Quanex Building Products Corp.	1,032	16,925
Simpson Manufacturing Co., Inc.	1,214	93,199
Trex Co., Inc.*	1,732	146,700
Universal Forest Products, Inc.	1,812	67,878
		610,152

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Capital Markets - 0.7%
Blucora, Inc.*	1,383	50,065
Donnelley Financial Solutions, Inc.*	998	20,848
Greenhill & Co., Inc.	648	17,820
INTL. FCStone, Inc.*	461	25,706
Investment Technology Group, Inc.	972	21,267
Piper Jaffray Cos.	420	32,340
Virtus Investment Partners, Inc.	212	27,348
Waddell & Reed Financial, Inc., Class A	2,414	48,328
WisdomTree Investments, Inc.	3,424	28,145
		271,867
Chemicals - 1.9%
AdvanSix, Inc.*	898	30,388
American Vanguard Corp.	773	16,929
Balchem Corp.	945	104,791
Flotek Industries, Inc.*	1,674	4,168
FutureFuel Corp.	747	11,078
Hawkins, Inc.	279	11,523
HB Fuller Co.	1,488	84,801
Ingevity Corp.*	1,238	125,050
Innophos Holdings, Inc.	575	25,133
Innospec, Inc.	718	55,717
Koppers Holdings, Inc.*	622	22,050
Kraton Corp.*	940	44,208
LSB Industries, Inc.*	598	5,215
Quaker Chemical Corp.	392	70,615
Rayonier Advanced Materials, Inc.	1,527	31,914
Stepan Co.	585	52,188
Tredegar Corp.	750	16,463
		712,231
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	1,934	61,346
Brady Corp., Class A	1,419	57,399
Essendant, Inc.	1,107	15,974
Interface, Inc.	1,752	41,260
LSC Communications, Inc.	983	12,022
Matthews International Corp., Class A	946	49,097
Mobile Mini, Inc.	1,314	56,371
Multi-Color Corp.	410	25,318
RR Donnelley & Sons Co.	2,069	10,469
Team, Inc.*	883	20,574
Tetra Tech, Inc.	1,636	114,193
UniFirst Corp.	454	84,081
US Ecology, Inc.	646	46,996
Viad Corp.	602	37,083
		632,183
Communications Equipment - 1.1%
ADTRAN, Inc.	1,410	24,252
Applied Optoelectronics, Inc.*	577	23,865
CalAmp Corp.*	1,053	24,745
Comtech Telecommunications Corp.	695	24,916
Digi International, Inc.*	800	10,760
Extreme Networks, Inc.*	3,411	21,387
Finisar Corp.*	3,376	68,870
Harmonic, Inc.*	2,508	13,669
NETGEAR, Inc.*	929	65,820
Oclaro, Inc.*	5,023	47,919
Viavi Solutions, Inc.*	6,660	74,592
		400,795
Construction & Engineering - 0.3%
Aegion Corp.*	954	23,812
Comfort Systems USA, Inc.	1,093	62,738
MYR Group, Inc.*	486	16,898
Orion Group Holdings, Inc.*	833	7,181
		110,629
Construction Materials - 0.1%
US Concrete, Inc.*	464	22,365

Consumer Finance - 1.0%
Encore Capital Group, Inc.*	753	29,179
Enova International, Inc.*	997	33,100
EZCORP, Inc., Class A*	1,515	16,816
FirstCash, Inc.	1,337	108,698
Green Dot Corp., Class A*	1,376	117,882
PRA Group, Inc.*	1,332	48,685
World Acceptance Corp.*	180	21,350
		375,710
Containers & Packaging - 0.0%(b)
Myers Industries, Inc.	793	17,644

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,359	48,611

Diversified Consumer Services - 0.4%
American Public Education, Inc.*	483	16,784
Career Education Corp.*	1,946	31,039
Regis Corp.*	1,018	21,775
Strategic Education, Inc.	614	85,205
		154,803
Diversified Telecommunication Services - 0.8%
ATN International, Inc.	319	23,360
Cincinnati Bell, Inc.*	1,472	19,136
Cogent Communications Holdings, Inc.	1,226	67,062
Consolidated Communications Holdings, Inc.	1,908	22,534
Frontier Communications Corp.	2,338	12,158
Iridium Communications, Inc.*	2,469	49,997
Vonage Holdings Corp.*	6,360	90,185
		284,432
Electric Utilities - 0.2%
El Paso Electric Co.	1,197	73,376

Electrical Equipment - 0.3%
AZZ, Inc.	766	41,172
Encore Wire Corp.	613	30,803
Powell Industries, Inc.	257	10,062
Vicor Corp.*	482	30,101
		112,138
Electronic Equipment, Instruments & Components - 2.9%
Anixter International, Inc.*	855	61,646
Badger Meter, Inc.	856	47,037
Bel Fuse, Inc., Class B	289	8,280
Benchmark Electronics, Inc.	1,398	36,138
Control4 Corp.*	597	19,349
CTS Corp.	971	35,879
Daktronics, Inc.	1,152	9,343
Electro Scientific Industries, Inc.*	1,012	22,213
ePlus, Inc.*	402	41,667
Fabrinet*	1,085	51,939
FARO Technologies, Inc.*	499	34,032
II-VI, Inc.*	1,620	80,595
Insight Enterprises, Inc.*	1,043	57,511

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Itron, Inc.*	1,016	67,462
KEMET Corp.*	1,458	37,675
Knowles Corp.*	2,648	48,008
Methode Electronics, Inc.	1,085	43,020
MTS Systems Corp.	526	28,457
OSI Systems, Inc.*	500	38,945
Park Electrochemical Corp.	560	11,973
Plexus Corp.*	970	61,391
Rogers Corp.*	540	74,558
Sanmina Corp.*	2,020	62,216
ScanSource, Inc.*	753	30,609
TTM Technologies, Inc.*	2,741	51,257
		1,061,200
Energy Equipment & Services - 1.4%
Archrock, Inc.	3,804	48,121
Bristow Group, Inc.*	952	10,434
C&J Energy Services, Inc.*	1,873	39,239
CARBO Ceramics, Inc.*	654	5,657
Era Group, Inc.*	607	7,248
Exterran Corp.*	947	25,938
Geospace Technologies Corp.*	400	5,652
Gulf Island Fabrication, Inc.	402	3,799
Helix Energy Solutions Group, Inc.*	4,096	38,338
Matrix Service Co.*	789	16,490
Newpark Resources, Inc.*	2,628	27,594
Noble Corp. plc*	7,262	44,298
Oil States International, Inc.*	1,765	59,745
Pioneer Energy Services Corp.*	2,299	7,357
ProPetro Holding Corp.*	2,112	32,145
SEACOR Holdings, Inc.*	502	25,828
TETRA Technologies, Inc.*	3,696	16,965
Unit Corp.*	1,590	41,801
US Silica Holdings, Inc.	2,294	48,610
		505,259
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust	2,402	68,505
Agree Realty Corp.	914	52,162
American Assets Trust, Inc.	1,223	48,309
Armada Hoffler Properties, Inc.	1,438	22,418
CareTrust REIT, Inc.	2,383	43,966
CBL & Associates Properties, Inc.	5,081	22,661
Cedar Realty Trust, Inc.	2,313	10,339
Chatham Lodging Trust	1,350	28,958
Chesapeake Lodging Trust	1,777	58,481
Community Healthcare Trust, Inc.	509	15,794
DiamondRock Hospitality Co.	5,903	70,600
Easterly Government Properties, Inc.	1,776	35,964
EastGroup Properties, Inc.	1,029	100,091
Four Corners Property Trust, Inc.	1,910	51,455
Franklin Street Properties Corp.	3,155	27,038
Getty Realty Corp.	972	28,295
Global Net Lease, Inc.	2,099	45,527
Government Properties Income Trust	2,917	49,327
Hersha Hospitality Trust	1,088	25,677
Independence Realty Trust, Inc.	2,559	26,434
iStar, Inc.	1,998	22,358
Kite Realty Group Trust	2,463	43,053
Lexington Realty Trust	6,357	59,374
LTC Properties, Inc.	1,167	54,207
National Storage Affiliates Trust	1,660	47,078
Pennsylvania REIT	2,071	21,124
PS Business Parks, Inc.	586	76,432
Ramco-Gershenson Properties Trust	2,356	32,890
Retail Opportunity Investments Corp.	3,317	65,478
Saul Centers, Inc.	357	21,420
Summit Hotel Properties, Inc.	3,081	42,302
Universal Health Realty Income Trust	371	28,289
Urstadt Biddle Properties, Inc., Class A	878	19,975
Washington Prime Group, Inc.	5,474	42,369
Whitestone REIT	1,171	15,972
		1,424,322
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	779	31,822
SpartanNash Co.	1,057	22,567
SUPERVALU, Inc.*	1,131	36,520
		90,909
Food Products - 1.0%
B&G Foods, Inc.	1,959	62,590
Calavo Growers, Inc.	464	49,114
Cal-Maine Foods, Inc.	878	43,417
Darling Ingredients, Inc.*	4,846	95,854
Dean Foods Co.	2,688	20,483
J&J Snack Foods Corp.	441	64,165
John B Sanfilippo & Son, Inc.	257	18,779
Seneca Foods Corp., Class A*	199	6,428
		360,830
Gas Utilities - 0.7%
Northwest Natural Gas Co.	846	54,905
South Jersey Industries, Inc.	2,517	83,514
Spire, Inc.	1,483	110,558
		248,977
Health Care Equipment & Supplies - 2.3%
AngioDynamics, Inc.*	1,084	24,303
Anika Therapeutics, Inc.*	433	17,922
CONMED Corp.	734	59,036
CryoLife, Inc.*	993	34,457
Cutera, Inc.*	402	13,668
Heska Corp.*	197	21,079
Inogen, Inc.*	512	135,634
Integer Holdings Corp.*	839	67,036
Invacare Corp.	976	14,835
Lantheus Holdings, Inc.*	890	14,329
LeMaitre Vascular, Inc.	448	16,804
Meridian Bioscience, Inc.	1,245	19,547
Merit Medical Systems, Inc.*	1,587	93,395
Natus Medical, Inc.*	984	36,703
Neogen Corp.*	1,518	141,842
OraSure Technologies, Inc.*	1,798	28,786
Orthofix Medical, Inc.*	556	29,779
Surmodics, Inc.*	390	30,713
Tactile Systems Technology, Inc.*	436	29,504
Varex Imaging Corp.*	1,116	35,042
		864,414
Health Care Providers & Services - 2.3%
Aceto Corp.	906	3,008
Amedisys, Inc.*	853	106,634
AMN Healthcare Services, Inc.*	1,408	82,086
BioTelemetry, Inc.*	916	56,609
Community Health Systems, Inc.*	3,422	13,277
CorVel Corp.*	283	16,824
Cross Country Healthcare, Inc.*	1,071	10,721

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Diplomat Pharmacy, Inc.*	1,418	29,296
Ensign Group, Inc. (The)	1,433	55,987
HealthEquity, Inc.*	1,545	145,554
LHC Group, Inc.*	860	85,080
Magellan Health, Inc.*	724	53,214
Owens & Minor, Inc.	1,819	30,887
Providence Service Corp. (The)*	322	21,619
Quorum Health Corp.*	833	3,790
Select Medical Holdings Corp.*	3,156	62,489
Tivity Health, Inc.*	1,009	34,710
US Physical Therapy, Inc.	372	46,593
		858,378
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	335	9,145
HealthStream, Inc.	761	24,147
HMS Holdings Corp.*	2,448	78,458
Omnicell, Inc.*	1,145	78,719
Quality Systems, Inc.*	1,391	31,840
Tabula Rasa HealthCare, Inc.*	401	35,156
		257,465
Hotels, Restaurants & Leisure - 1.4%
Belmond Ltd., Class A*	2,472	41,406
BJ’s Restaurants, Inc.	533	40,348
Chuy’s Holdings, Inc.*	498	14,417
Dave & Buster’s Entertainment, Inc.*	1,167	67,884
Dine Brands Global, Inc.	526	43,879
El Pollo Loco Holdings, Inc.*	637	7,580
Fiesta Restaurant Group, Inc.*	801	23,029
Monarch Casino & Resort, Inc.*	335	15,762
Penn National Gaming, Inc.*	2,488	85,737
Red Robin Gourmet Burgers, Inc.*	382	15,777
Ruth’s Hospitality Group, Inc.	848	26,118
Shake Shack, Inc., Class A*	601	36,330
Sonic Corp.	1,093	39,195
Wingstop, Inc.	860	57,577
		515,039
Household Durables - 1.3%
Cavco Industries, Inc.*	250	61,350
Ethan Allen Interiors, Inc.	736	16,376
Installed Building Products, Inc.*	614	28,582
iRobot Corp.*	818	92,843
La-Z-Boy, Inc.	1,385	46,051
LGI Homes, Inc.*	533	30,701
M/I Homes, Inc.*	840	21,764
MDC Holdings, Inc.	1,323	41,939
Meritage Homes Corp.*	1,124	48,501
TopBuild Corp.*	1,049	65,332
Universal Electronics, Inc.*	416	17,971
William Lyon Homes, Class A*	821	16,067
		487,477
Household Products - 0.3%
Central Garden & Pet Co.*	303	12,029
Central Garden & Pet Co., Class A*	1,170	42,506
WD-40 Co.	410	72,755
		127,290
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,056	51,110

Insurance - 2.3%
Ambac Financial Group, Inc.*	1,334	28,187
American Equity Investment Life Holding Co.	2,651	98,326
AMERISAFE, Inc.	567	36,175
eHealth, Inc.*	492	14,361
Employers Holdings, Inc.	964	44,199
HCI Group, Inc.	223	9,032
Horace Mann Educators Corp.	1,204	55,745
James River Group Holdings Ltd.	878	35,954
Maiden Holdings Ltd.	2,005	7,619
Navigators Group, Inc. (The)	664	46,480
ProAssurance Corp.	1,577	76,248
RLI Corp.	1,146	88,208
Safety Insurance Group, Inc.	449	43,418
Selective Insurance Group, Inc.	1,728	110,938
Stewart Information Services Corp.	699	31,301
Third Point Reinsurance Ltd.*	2,437	32,656
United Fire Group, Inc.	624	30,907
United Insurance Holdings Corp.	603	12,560
Universal Insurance Holdings, Inc.	960	42,816
		845,130
Internet & Direct Marketing Retail - 0.4%
FTD Cos., Inc.*	498	1,783
Nutrisystem, Inc.	874	32,338
PetMed Express, Inc.	606	22,234
Shutterfly, Inc.*	977	75,893
		132,248
Internet Software & Services - 0.9%
Alarm.com Holdings, Inc.*	738	41,542
Liquidity Services, Inc.*	765	5,508
LivePerson, Inc.*	1,645	44,250
QuinStreet, Inc.*	1,082	16,414
Shutterstock, Inc.	544	29,942
SPS Commerce, Inc.*	510	50,118
Stamps.com, Inc.*	491	121,989
XO Group, Inc.*	718	21,583
		331,346
IT Services - 1.7%
CACI International, Inc., Class A*	726	141,570
Cardtronics plc, Class A*	1,352	47,442
CSG Systems International, Inc.	991	37,014
EVERTEC, Inc.	1,775	42,689
ExlService Holdings, Inc.*	1,012	64,849
ManTech International Corp., Class A	776	51,464
NIC, Inc.	1,958	32,894
Perficient, Inc.*	1,031	29,620
Sykes Enterprises, Inc.*	1,171	35,411
Travelport Worldwide Ltd.	3,709	68,876
TTEC Holdings, Inc.	419	10,978
Unisys Corp.*	1,503	27,956
Virtusa Corp.*	812	47,307
		638,070
Leisure Products - 0.4%
Callaway Golf Co.	2,778	63,366
Nautilus, Inc.*	895	13,112
Sturm Ruger & Co., Inc.	513	33,576
Vista Outdoor, Inc.*	1,690	31,214
		141,268
Life Sciences Tools & Services - 0.3%
Cambrex Corp.*	969	65,311
Luminex Corp.	1,216	34,303
		99,614
Machinery - 3.9%
Actuant Corp., Class A	1,786	52,598
Alamo Group, Inc.	281	26,779
Albany International Corp., Class A	854	65,886

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Astec Industries, Inc.	563	27,390
Barnes Group, Inc.	1,423	96,850
Briggs & Stratton Corp.	1,255	25,301
Chart Industries, Inc.*	911	68,826
CIRCOR International, Inc.	584	26,490
EnPro Industries, Inc.	618	46,393
ESCO Technologies, Inc.	763	51,617
Federal Signal Corp.	1,767	45,995
Franklin Electric Co., Inc.	1,137	55,599
Greenbrier Cos., Inc. (The)	832	48,256
Harsco Corp.*	2,372	67,009
Hillenbrand, Inc.	1,840	94,116
John Bean Technologies Corp.	934	110,492
Lindsay Corp.	317	30,359
Lydall, Inc.*	511	21,871
Mueller Industries, Inc.	1,694	54,157
Proto Labs, Inc.*	738	114,722
SPX Corp.*	1,265	42,998
SPX FLOW, Inc.*	1,252	60,021
Standex International Corp.	378	40,786
Tennant Co.	529	40,495
Titan International, Inc.	1,461	10,928
Wabash National Corp.	1,708	31,154
Watts Water Technologies, Inc., Class A	818	67,444
		1,424,532
Marine - 0.1%
Matson, Inc.	1,255	46,887

Media - 0.4%
EW Scripps Co. (The), Class A	1,621	23,780
Gannett Co., Inc.	3,323	34,161
Marcus Corp. (The)	572	23,223
New Media Investment Group, Inc.	1,773	28,191
Scholastic Corp.	809	34,010
		143,365
Metals & Mining - 0.6%
AK Steel Holding Corp.*	9,279	41,199
Century Aluminum Co.*	1,468	18,526
Haynes International, Inc.	369	14,539
Kaiser Aluminum Corp.	494	54,137
Materion Corp.	593	37,833
Olympic Steel, Inc.	269	5,929
SunCoke Energy, Inc.*	1,903	21,237
TimkenSteel Corp.*	1,154	16,168
		209,568
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate Finance, Inc.	3,294	64,003
ARMOUR Residential REIT, Inc.	1,233	29,000
Capstead Mortgage Corp.	2,721	22,856
Granite Point Mortgage Trust, Inc.	1,278	24,461
Invesco Mortgage Capital, Inc.	3,285	53,316
New York Mortgage Trust, Inc.	4,027	25,773
PennyMac Mortgage Investment Trust	1,791	35,784
Redwood Trust, Inc.	2,441	41,448
		296,641
Multiline Retail - 0.0%(b)
JC Penney Co., Inc.*	9,249	16,371

Multi-Utilities - 0.3%
Avista Corp.	1,933	99,182

Oil, Gas & Consumable Fuels - 1.3%
Bonanza Creek Energy, Inc.*	603	18,693
Carrizo Oil & Gas, Inc.*	2,560	62,003
Cloud Peak Energy, Inc.*	2,230	5,263
CONSOL Energy, Inc.*	742	31,832
Denbury Resources, Inc.*	11,800	65,726
Green Plains, Inc.	1,146	20,342
HighPoint Resources Corp.*	2,932	16,155
Par Pacific Holdings, Inc.*	742	15,070
PDC Energy, Inc.*	1,944	102,429
Penn Virginia Corp.*	399	35,487
Renewable Energy Group, Inc.*	967	26,061
REX American Resources Corp.*	166	13,376
Ring Energy, Inc.*	1,599	18,868
SRC Energy, Inc.*	7,124	66,325
		497,630
Paper & Forest Products - 0.7%
Boise Cascade Co.	1,145	50,036
Clearwater Paper Corp.*	485	14,089
KapStone Paper and Packaging Corp.	2,590	88,967
Neenah, Inc.	494	45,078
PH Glatfelter Co.	1,286	24,730
Schweitzer-Mauduit International, Inc.	905	36,824
		259,724
Personal Products - 0.4%
Avon Products, Inc.*	12,998	25,996
Inter Parfums, Inc.	506	33,042
Medifast, Inc.	312	71,370
		130,408
Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc.*	1,056	20,043
ANI Pharmaceuticals, Inc.*	267	15,539
Assertio Therapeutics, Inc.*	1,872	11,943
Corcept Therapeutics, Inc.*	2,815	42,281
Endo International plc*	5,928	101,665
Innoviva, Inc.*	2,030	29,476
Lannett Co., Inc.*	895	4,788
Medicines Co. (The)*	1,906	75,497
Phibro Animal Health Corp., Class A	583	27,518
Supernus Pharmaceuticals, Inc.*	1,524	67,513
		396,263
Professional Services - 2.0%
ASGN, Inc.*	1,446	133,885
Exponent, Inc.	1,530	80,095
Forrester Research, Inc.	291	14,317
FTI Consulting, Inc.*	1,112	84,757
Heidrick & Struggles International, Inc.	556	24,575
Insperity, Inc.	1,099	131,715
Kelly Services, Inc., Class A	905	22,815
Korn/Ferry International	1,664	111,704
Navigant Consulting, Inc.*	1,329	31,750
Resources Connection, Inc.	871	14,415
TrueBlue, Inc.*	1,196	35,043
WageWorks, Inc.*	1,167	62,435
		747,506
Real Estate Management & Development - 0.2%
HFF, Inc., Class A	1,093	49,633
RE/MAX Holdings, Inc., Class A	523	25,758
		75,391

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Road & Rail - 0.4%
ArcBest Corp.	756	36,363
Heartland Express, Inc.	1,453	29,714
Marten Transport Ltd.	1,140	25,137
Saia, Inc.*	755	59,834
		151,048
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc.*	1,157	68,934
Axcelis Technologies, Inc.*	947	19,129
Brooks Automation, Inc.	2,076	81,815
Cabot Microelectronics Corp.	755	85,111
CEVA, Inc.*	655	20,043
Cohu, Inc.	847	22,344
Diodes, Inc.*	1,137	43,115
DSP Group, Inc.*	667	8,571
FormFactor, Inc.*	2,150	33,218
Ichor Holdings Ltd.*	716	18,566
Kopin Corp.*	1,824	4,232
Kulicke & Soffa Industries, Inc.	2,034	52,457
MaxLinear, Inc.*	1,824	35,167
Nanometrics, Inc.*	703	30,798
PDF Solutions, Inc.*	808	7,046
Photronics, Inc.*	2,057	22,010
Power Integrations, Inc.	870	63,814
Rambus, Inc.*	3,163	38,652
Rudolph Technologies, Inc.*	936	26,021
Semtech Corp.*	1,948	116,393
SolarEdge Technologies, Inc.*	1,113	53,368
Ultra Clean Holdings, Inc.*	1,139	17,381
Veeco Instruments, Inc.*	1,433	17,196
Xperi Corp.	1,443	22,655
		908,036
Software - 1.3%
8x8, Inc.*	2,737	62,130
Agilysys, Inc.*	451	7,248
Bottomline Technologies DE, Inc.*	1,032	68,081
Ebix, Inc.	647	51,534
MicroStrategy, Inc., Class A*	277	41,273
Monotype Imaging Holdings, Inc.	1,241	25,565
OneSpan, Inc.*	890	16,687
Progress Software Corp.	1,337	54,723
Qualys, Inc.*	963	87,681
TiVo Corp.	3,619	49,399
		464,321
Specialty Retail - 2.9%
Abercrombie & Fitch Co., Class A	1,997	43,275
Asbury Automotive Group, Inc.*	539	40,155
Ascena Retail Group, Inc.*	5,024	23,010
Barnes & Noble Education, Inc.*	1,105	6,608
Barnes & Noble, Inc.	1,671	8,773
Big 5 Sporting Goods Corp.	593	3,380
Buckle, Inc. (The)	838	21,578
Caleres, Inc.	1,271	51,450
Cato Corp. (The), Class A	679	14,565
Chico’s FAS, Inc.	3,801	34,665
Children’s Place, Inc. (The)	489	68,827
DSW, Inc., Class A	2,133	70,944
Express, Inc.*	2,218	24,886
Francesca’s Holdings Corp.*	1,022	6,418
GameStop Corp., Class A	2,998	39,783
Genesco, Inc.*	587	29,849
Group 1 Automotive, Inc.	578	44,558
Guess?, Inc.	1,715	42,018
Haverty Furniture Cos., Inc.	569	12,575
Hibbett Sports, Inc.*	559	11,487
Kirkland’s, Inc.*	465	4,227
Lithia Motors, Inc., Class A	705	60,912
Lumber Liquidators Holdings, Inc.*	839	14,624
MarineMax, Inc.*	655	14,738
Monro, Inc.	967	68,609
Office Depot, Inc.	15,103	50,595
Rent-A-Center, Inc.*	1,572	23,171
RH*	563	89,517
Shoe Carnival, Inc.	318	14,138
Sleep Number Corp.*	1,027	34,610
Sonic Automotive, Inc., Class A	712	15,308
Tailored Brands, Inc.	1,464	34,463
Tile Shop Holdings, Inc.	1,019	7,795
Vitamin Shoppe, Inc.*	713	9,126
Zumiez, Inc.*	540	16,821
		1,057,458
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	3,349	68,152
Cray, Inc.*	1,196	25,953
Diebold Nixdorf, Inc.	2,235	10,616
Electronics For Imaging, Inc.*	1,316	45,784
		150,505
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc.*	2,010	41,527
Fossil Group, Inc.*	1,290	29,244
G-III Apparel Group Ltd.*	1,230	55,940
Movado Group, Inc.	461	19,639
Oxford Industries, Inc.	499	46,452
Perry Ellis International, Inc.*	373	10,269
Steven Madden Ltd.	1,549	90,074
Unifi, Inc.*	503	16,000
Vera Bradley, Inc.*	555	8,136
Wolverine World Wide, Inc.	2,788	109,234
		426,515
Thrifts & Mortgage Finance - 1.0%
BofI Holding, Inc.*	1,621	60,366
Dime Community Bancshares, Inc.	907	16,462
HomeStreet, Inc.*	793	23,354
Meta Financial Group, Inc.	269	23,295
NMI Holdings, Inc., Class A*	1,718	37,109
Northfield Bancorp, Inc.	1,374	22,369
Northwest Bancshares, Inc.	3,019	55,006
Oritani Financial Corp.	1,166	18,889
Provident Financial Services, Inc.	1,795	45,288
TrustCo Bank Corp.	2,838	26,252
Walker & Dunlop, Inc.	832	45,344
		373,734
Tobacco - 0.1%
Universal Corp.	732	43,774

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,138	87,683
DXP Enterprises, Inc.*	464	21,293
Kaman Corp.	822	53,603
Veritiv Corp.*	331	15,805
		178,384
Water Utilities - 0.3%
American States Water Co.	1,081	65,325
California Water Service Group	1,414	58,186
		123,511

See accompanying notes to schedules of portfolio investments

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	585	8,980

TOTAL COMMON STOCKS (Cost $27,551,289)		25,552,857

	Number of Rights

RIGHTS - 0.0%(b)

Food Products - 0.0%(b)
Schuman, Inc., CVR*(c)(d) (Cost $—)	948	1,896

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.3%

REPURCHASE AGREEMENTS(e) - 9.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,421,009 (Cost $3,420,271)	3,420,271	3,420,271

Total Investments - 78.4% (Cost $30,971,560)		28,975,024
Other Assets Less Liabilities - 21.6%		7,959,598
Net Assets - 100.0%		36,934,622

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,678,432.

(b)         Represents less than 0.05% of net assets.

(c)          Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $1,896, which represents approximately 0.01% of net assets of the Fund.

(d)         Illiquid security.

(e)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR               Contingent Value Rights - No defined expiration

See accompanying notes to schedules of portfolio investments

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
1,961,701	11/6/2019	Bank of America NA	2.35%	S&P SmallCap 600®	1,950,540
2,207,422	11/6/2019	Citibank NA	2.31%	S&P SmallCap 600®	974,801
3,242,502	11/6/2019	Credit Suisse International	2.28%	S&P SmallCap 600®	447,679
28,187,818	11/6/2019	Deutsche Bank AG	2.16%	S&P SmallCap 600®	500,881
3,823,361	11/6/2019	Morgan Stanley & Co. International plc	2.23%	S&P SmallCap 600®	823,314
6,146,227	11/6/2019	Societe Generale	2.48%	S&P SmallCap 600®	864,042
2,746,504	11/6/2019	UBS AG	2.38%	S&P SmallCap 600®	1,889,811
48,315,535					7,451,068
				Total Unrealized Appreciation	7,451,068

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments

Ultra Technology

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.5%

Commercial Services & Supplies - 0.0%(b)
Pitney Bowes, Inc.	11,720	85,087

Communications Equipment - 4.7%
Arista Networks, Inc.*	2,982	891,558
ARRIS International plc*	10,940	283,455
Ciena Corp.*	8,969	283,241
Cisco Systems, Inc.	293,861	14,037,740
CommScope Holding Co., Inc.*	12,007	380,502
EchoStar Corp., Class A*	3,019	144,912
F5 Networks, Inc.*	3,819	722,249
Finisar Corp.*	7,171	146,289
InterDigital, Inc.	2,171	179,325
Juniper Networks, Inc.	21,823	620,428
Lumentum Holdings, Inc.*	3,929	266,779
Motorola Solutions, Inc.	10,123	1,299,388
NetScout Systems, Inc.*	5,023	125,575
Palo Alto Networks, Inc.*	5,740	1,326,801
Plantronics, Inc.	2,056	138,204
ViaSat, Inc.*	3,420	214,845
Viavi Solutions, Inc.*	14,142	158,390
		21,219,681
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	61,342	1,310,265
Zayo Group Holdings, Inc.*	11,656	403,997
		1,714,262
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	9,491	831,032
SYNNEX Corp.	1,837	178,134
Tech Data Corp.*	2,179	158,522
		1,167,688
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	11,125	162,536
athenahealth, Inc.*	2,522	388,136
Cerner Corp.*	19,692	1,282,146
Medidata Solutions, Inc.*	3,702	314,596
Veeva Systems, Inc., Class A*	7,441	776,543
		2,923,957
Household Durables - 0.1%
Garmin Ltd.	6,943	473,096

Internet Software & Services - 17.7%
Akamai Technologies, Inc.*	10,656	800,692
Alphabet, Inc., Class A*	18,655	22,979,229
Alphabet, Inc., Class C*	18,969	23,107,846
Cars.com, Inc.*	4,497	121,014
eBay, Inc.*	57,755	1,998,901
Facebook, Inc., Class A*	149,881	26,338,588
GrubHub, Inc.*	5,643	813,213
IAC/InterActiveCorp*	4,871	960,561
j2 Global, Inc.	3,071	253,573
LogMeIn, Inc.	3,255	279,767
Pandora Media, Inc.*	15,945	147,332
Twitter, Inc.*	40,923	1,439,671
VeriSign, Inc.*	6,001	951,819
Zillow Group, Inc., Class A*	3,002	144,396
Zillow Group, Inc., Class C*	7,425	361,226
		80,697,828
IT Services - 3.6%
Amdocs Ltd.	8,905	581,319
Booz Allen Hamilton Holding Corp.	9,068	463,919
CACI International, Inc., Class A*	1,545	301,275
Cognizant Technology Solutions Corp., Class A	36,603	2,870,773
DXC Technology Co.	17,792	1,620,673
EPAM Systems, Inc.*	3,167	452,659
Gartner, Inc.*	5,698	853,333
International Business Machines Corp.	53,344	7,813,829
Leidos Holdings, Inc.	8,915	630,915
Perspecta, Inc.	8,912	207,293
Science Applications International Corp.	2,636	237,820
Teradata Corp.*	7,562	313,596
		16,347,404
Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices, Inc.*	51,491	1,296,028
Analog Devices, Inc.	23,176	2,290,948
Applied Materials, Inc.	62,983	2,709,529
Broadcom, Inc.	25,086	5,494,587
Cirrus Logic, Inc.*	3,810	167,450
Cree, Inc.*	6,286	302,419
Cypress Semiconductor Corp.	22,400	385,504
Entegris, Inc.	8,849	299,981
Integrated Device Technology, Inc.*	8,086	343,574
Intel Corp.	291,182	14,101,944
KLA-Tencor Corp.	9,730	1,130,723
Lam Research Corp.	10,241	1,772,615
Marvell Technology Group Ltd.	36,459	753,972
Maxim Integrated Products, Inc.	17,480	1,057,016
Microchip Technology, Inc.	14,693	1,264,039
Micron Technology, Inc.*	72,471	3,806,177
MKS Instruments, Inc.	3,413	317,068
Monolithic Power Systems, Inc.	2,425	363,435
NVIDIA Corp.	37,927	10,645,350
ON Semiconductor Corp.*	26,713	570,055
Qorvo, Inc.*	7,904	633,031
QUALCOMM, Inc.	92,636	6,365,020
Semtech Corp.*	4,144	247,604
Silicon Laboratories, Inc.*	2,706	265,188
Skyworks Solutions, Inc.	11,383	1,039,268
Synaptics, Inc.*	2,162	104,338
Teradyne, Inc.	11,953	492,344
Texas Instruments, Inc.	61,175	6,876,070
Universal Display Corp.	2,611	319,586
Versum Materials, Inc.	6,817	271,248
Xilinx, Inc.	15,841	1,232,905
		66,919,016
Software - 23.1%
ACI Worldwide, Inc.*	7,277	206,740
Adobe Systems, Inc.*	30,767	8,107,412
ANSYS, Inc.*	5,254	977,139
Aspen Technology, Inc.*	4,464	514,967
Autodesk, Inc.*	13,683	2,111,971
Blackbaud, Inc.	3,028	316,638
CA, Inc.	19,531	855,458
Cadence Design Systems, Inc.*	17,621	828,892
CDK Global, Inc.	7,725	481,422
Citrix Systems, Inc.*	8,049	917,747
CommVault Systems, Inc.*	2,638	183,737
Dell Technologies, Inc., Class V*	12,454	1,197,701
Ellie Mae, Inc.*	2,143	225,808
Fair Isaac Corp.*	1,858	429,161

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FireEye, Inc.*	11,401	189,257
Fortinet, Inc.*	9,031	756,436
Guidewire Software, Inc.*	4,973	500,135
Intuit, Inc.	15,224	3,341,211
Manhattan Associates, Inc.*	4,171	241,876
Microsoft Corp.	480,080	53,927,386
Nuance Communications, Inc.*	16,990	277,277
Oracle Corp.	186,203	9,045,742
Paycom Software, Inc.*	3,022	468,773
Proofpoint, Inc.*	3,176	376,832
PTC, Inc.*	7,204	719,968
Red Hat, Inc.*	11,105	1,640,542
salesforce.com, Inc.*	44,075	6,729,371
ServiceNow, Inc.*	11,035	2,166,833
Splunk, Inc.*	9,063	1,161,423
SS&C Technologies Holdings, Inc.	12,499	741,691
Symantec Corp.	38,837	782,954
Synopsys, Inc.*	9,314	951,332
Tableau Software, Inc., Class A*	4,249	475,293
Tyler Technologies, Inc.*	2,234	551,686
Ultimate Software Group, Inc. (The)*	1,823	564,528
Verint Systems, Inc.*	4,007	194,540
VMware, Inc., Class A*	4,344	665,761
Workday, Inc., Class A*	9,130	1,410,950
		105,236,590
Technology Hardware, Storage & Peripherals - 17.3%
3D Systems Corp.*	7,109	144,668
Apple, Inc.	307,128	69,911,547
Diebold Nixdorf, Inc.	4,751	22,567
Electronics For Imaging, Inc.*	2,793	97,168
Hewlett Packard Enterprise Co.	95,422	1,577,326
HP, Inc.	102,553	2,527,931
NCR Corp.*	7,393	210,035
NetApp, Inc.	16,732	1,452,505
Seagate Technology plc	17,935	960,240
Western Digital Corp.	18,696	1,182,335
Xerox Corp.	13,367	372,405
		78,458,727
TOTAL COMMON STOCKS (Cost $366,349,606)		375,243,336

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENTS(c) - 1.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $7,564,908 (Cost $7,563,276)	7,563,276	7,563,276

Total Investments - 84.2% (Cost $373,912,882)		382,806,612
Other Assets Less Liabilities - 15.8%		71,816,191
Net Assets - 100.0%		454,622,803

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $83,608,735.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
362,240	11/6/2019	Bank of America NA	1.98%	iShares® U.S. Technology ETF	(660,982)
38,616,158	11/13/2019	Bank of America NA	2.43%	Dow Jones U.S. TechnologySM Index(3)	6,010,941
200,747	11/13/2019	Citibank NA	2.26%	Dow Jones U.S. TechnologySM Index(3)	(381,504)
2,909,881	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. TechnologySM Index(3)	713,762
26,466,211	11/13/2019	Deutsche Bank AG	2.51%	Dow Jones U.S. TechnologySM Index(3)	17,779,870
54,013,633	11/13/2019	Goldman Sachs International	1.99%	iShares® U.S. Technology ETF	7,682,733
96,256,735	11/6/2018	Goldman Sachs International	2.46%	Dow Jones U.S. TechnologySM Index(3)	8,259,685
19,819,601	11/13/2019	Morgan Stanley & Co. International plc	2.68%	Dow Jones U.S. TechnologySM Index(3)	3,480,097
31,825,450	11/6/2018	Morgan Stanley & Co. International plc	2.28%	iShares® U.S. Technology ETF	3,542,328
241,032,740	11/13/2019	Societe Generale	2.48%	Dow Jones U.S. TechnologySM Index(3)	7,733,586
22,773,324	11/6/2019	UBS AG	2.53%	Dow Jones U.S. TechnologySM Index(3)	11,004,976
534,276,720					65,165,492
				Total Unrealized Appreciation	66,207,978
				Total Unrealized Depreciation	(1,042,486)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 56.4%

Communications Equipment - 27.6%
Acacia Communications, Inc.*	87	3,547
ADTRAN, Inc.	206	3,543
Applied Optoelectronics, Inc.*	77	3,185
Arista Networks, Inc.*	60	17,939
ARRIS International plc*	346	8,965
CalAmp Corp.*	149	3,502
Ciena Corp.*	317	10,011
Cisco Systems, Inc.	1,870	89,330
CommScope Holding Co., Inc.*	344	10,901
Comtech Telecommunications Corp.	99	3,549
EchoStar Corp., Class A*	127	6,096
Extreme Networks, Inc.*	435	2,727
F5 Networks, Inc.*	84	15,886
Finisar Corp.*	321	6,548
Juniper Networks, Inc.	506	14,386
Lumentum Holdings, Inc.*	134	9,099
Motorola Solutions, Inc.	179	22,976
NETGEAR, Inc.*	88	6,235
NetScout Systems, Inc.*	217	5,425
Oclaro, Inc.*	532	5,075
Palo Alto Networks, Inc.*	101	23,346
Plantronics, Inc.	84	5,647
Ubiquiti Networks, Inc.	62	5,562
ViaSat, Inc.*	121	7,601
Viavi Solutions, Inc.*	606	6,787
		297,868
Diversified Telecommunication Services - 23.1%
AT&T, Inc.	2,906	92,818
ATN International, Inc.	50	3,661
CenturyLink, Inc.	1,111	23,731
Cincinnati Bell, Inc.*	244	3,172
Consolidated Communications Holdings, Inc.	273	3,224
Frontier Communications Corp.	372	1,934
Globalstar, Inc.*	2,883	1,470
Iridium Communications, Inc.*	282	5,711
ORBCOMM, Inc.*	326	3,518
Verizon Communications, Inc.	1,671	90,853
Vonage Holdings Corp.*	551	7,813
Windstream Holdings, Inc.*	279	1,314
Zayo Group Holdings, Inc.*	315	10,918
		250,137
Household Durables - 1.2%
Garmin Ltd.	185	12,606

Wireless Telecommunication Services - 4.5%
Shenandoah Telecommunications Co.	148	5,646
Spok Holdings, Inc.	124	1,903
Sprint Corp.*	1,495	9,134
Telephone & Data Systems, Inc.	239	7,180
T-Mobile US, Inc.*	337	22,256
United States Cellular Corp.*	70	2,993
		49,112
TOTAL COMMON STOCKS (Cost $550,836)		609,723

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 11.0%

REPURCHASE AGREEMENTS(b) - 11.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $118,587 (Cost $118,562)	118,562	118,562

Total Investments - 67.4% (Cost $669,398)		728,285
Other Assets Less Liabilities - 32.6%		352,573
Net Assets - 100.0%		1,080,858

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $429,638.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
143,936	11/6/2019	Bank of America NA	2.38%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	70,202
557,425	11/6/2018	Bank of America NA	2.38%	iShares® U.S. Telecommunications ETF	84,211
64,284	11/13/2019	Citibank NA	2.26%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	13,330
28,014	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	1,089
98,377	11/13/2019	Deutsche Bank AG	2.06%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	20,889
62,965	11/6/2018	Goldman Sachs International	2.46%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	837
137,009	11/13/2019	Morgan Stanley & Co. International plc	1.83%	iShares® U.S. Telecommunications ETF	7,662
224,016	11/13/2019	Morgan Stanley & Co. International plc	1.38%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	13,054
103,954	11/6/2019	Societe Generale	2.48%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(21,585)
133,294	11/6/2019	UBS AG	2.43%	Dow Jones U.S. Select TelecommunicationsSM Index(3)	(3,323)
1,553,274					186,366
				Total Unrealized Appreciation	211,274
				Total Unrealized Depreciation	(24,908)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.4%

Electric Utilities - 43.3%
ALLETE, Inc.	650	48,802
Alliant Energy Corp.	2,932	125,607
American Electric Power Co., Inc.	6,238	447,452
Duke Energy Corp.	8,878	721,249
Edison International	4,126	271,202
El Paso Electric Co.	515	31,570
Entergy Corp.	2,290	191,421
Evergy, Inc.	3,433	195,853
Eversource Energy	4,014	250,594
Exelon Corp.	12,227	534,442
FirstEnergy Corp.	5,678	212,244
Hawaiian Electric Industries, Inc.	1,379	48,637
IDACORP, Inc.	638	62,428
NextEra Energy, Inc.	5,971	1,015,667
PG&E Corp.	6,540	302,017
Pinnacle West Capital Corp.	1,417	111,305
PNM Resources, Inc.	1,009	39,301
Portland General Electric Co.	1,130	52,432
PPL Corp.	8,854	263,318
Southern Co. (The)	12,812	560,909
Xcel Energy, Inc.	6,445	309,682
		5,796,132
Gas Utilities - 4.0%
Atmos Energy Corp.	1,406	129,675
National Fuel Gas Co.	1,088	60,417
New Jersey Resources Corp.	1,111	50,662
ONE Gas, Inc.	665	52,222
South Jersey Industries, Inc.	1,083	35,934
Southwest Gas Holdings, Inc.	613	47,397
Spire, Inc.	638	47,563
UGI Corp.	2,193	118,532
		542,402
Independent Power and Renewable Electricity Producers - 2.7%
AES Corp.	8,377	112,754
NRG Energy, Inc.	3,789	134,093
Vistra Energy Corp.*	4,703	110,709
		357,556
Multi-Utilities - 23.3%
Ameren Corp.	3,086	195,128
Avista Corp.	832	42,690
Black Hills Corp.	679	39,959
CenterPoint Energy, Inc.	5,465	151,872
CMS Energy Corp.	3,578	176,181
Consolidated Edison, Inc.	3,936	310,668
Dominion Energy, Inc.	8,264	584,843
DTE Energy Co.	2,299	255,511
MDU Resources Group, Inc.	2,474	69,000
NiSource, Inc.	4,273	115,670
NorthWestern Corp.	626	37,535
Public Service Enterprise Group, Inc.	6,399	334,988
SCANA Corp.	1,806	69,242
Sempra Energy	3,345	388,288
Vectren Corp.	1,052	74,902
WEC Energy Group, Inc.	3,997	270,117
		3,116,594
Water Utilities - 2.1%
American Water Works Co., Inc.	2,255	197,380
Aqua America, Inc.	2,253	83,766
		281,146
TOTAL COMMON STOCKS (Cost $10,148,089)		10,093,830

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.8%

REPURCHASE AGREEMENTS(b) - 12.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,709,705 (Cost $1,709,336)	1,709,336	1,709,336

Total Investments - 88.2% (Cost $11,857,425)		11,803,166
Other Assets Less Liabilities - 11.8%		1,583,437
Net Assets - 100.0%		13,386,603

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,568,563.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
824,668	11/13/2019	Bank of America NA	2.28%	Dow Jones U.S. UtilitiesSM Index(3)	80,062
2,879,472	11/6/2018	Bank of America NA	2.38%	iShares® U.S. Utilities ETF	43,827
922,287	11/13/2019	Credit Suisse International	2.68%	Dow Jones U.S. UtilitiesSM Index(3)	573
306,340	11/13/2019	Morgan Stanley & Co. International plc	2.68%	Dow Jones U.S. UtilitiesSM Index(3)	(31,185)
986,479	11/6/2018	Morgan Stanley & Co. International plc	2.23%	iShares® U.S. Utilities ETF	157,852
1,725,301	11/6/2019	Societe Generale	2.48%	Dow Jones U.S. UtilitiesSM Index(3)	141,291
8,987,082	11/6/2018	UBS AG	2.43%	Dow Jones U.S. UtilitiesSM Index(3)	674,799
16,631,629					1,067,219
				Total Unrealized Appreciation	1,098,404
				Total Unrealized Depreciation	(31,185)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 65.0%

Aerospace & Defense - 8.0%
Boeing Co. (The)	86,184	29,543,013
United Technologies Corp.	86,183	11,350,301
		40,893,314
Banks - 1.9%
JPMorgan Chase & Co.	86,182	9,874,734

Beverages - 0.8%
Coca-Cola Co. (The)	86,181	3,841,087

Capital Markets - 4.0%
Goldman Sachs Group, Inc. (The)	86,184	20,495,417

Chemicals - 1.2%
DowDuPont, Inc.	86,182	6,043,944

Communications Equipment - 0.8%
Cisco Systems, Inc.	86,183	4,116,962

Consumer Finance - 1.8%
American Express Co.	86,182	9,133,568

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	86,182	4,685,715

Food & Staples Retailing - 2.8%
Walgreens Boots Alliance, Inc.	86,182	5,908,638
Walmart, Inc.	86,182	8,261,406
		14,170,044
Health Care Providers & Services - 4.6%
UnitedHealth Group, Inc.	86,184	23,136,957

Hotels, Restaurants & Leisure - 2.7%
McDonald’s Corp.	86,184	13,981,630

Household Products - 1.4%
Procter & Gamble Co. (The)	86,182	7,148,797

Industrial Conglomerates - 3.6%
3M Co.	86,184	18,177,929

Insurance - 2.2%
Travelers Cos., Inc. (The)	86,182	11,341,551

IT Services - 5.0%
International Business Machines Corp.	86,184	12,624,232
Visa, Inc., Class A	86,184	12,659,568
		25,283,800
Machinery - 2.4%
Caterpillar, Inc.	86,183	11,966,510

Media - 1.9%
Walt Disney Co. (The)	86,182	9,654,108

Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	86,182	10,209,120
Exxon Mobil Corp.	86,182	6,909,211
		17,118,331
Pharmaceuticals - 4.2%
Johnson & Johnson	86,182	11,607,854
Merck & Co., Inc.	86,182	5,911,223
Pfizer, Inc.	86,182	3,578,277
		21,097,354
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	86,181	4,173,746

Software - 1.9%
Microsoft Corp.	86,182	9,680,824

Specialty Retail - 3.4%
Home Depot, Inc. (The)	86,184	17,303,162

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	86,184	19,618,064

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	86,182	7,084,160

TOTAL COMMON STOCKS (Cost $333,572,009)		330,021,708

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 13.5%

REPURCHASE AGREEMENTS(b) - 13.5%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $68,473,512 (Cost $68,458,735)	68,458,735	68,458,735

Total Investments - 78.5% (Cost $402,030,744)		398,480,443
Other Assets Less Liabilities - 21.5%		109,270,511
Net Assets - 100.0%		507,750,954

See accompanying notes to schedules of portfolio investments.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $147,675,590.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	149	9/21/2018	USD	$19,355,100	$837,622

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
144,747,199	11/6/2019	Bank of America NA	2.41%	Dow Jones Industrial AverageSM	5,604,762
230,133,340	11/6/2018	Citibank NA	2.48%	Dow Jones Industrial AverageSM	30,585,363
63,065,043	11/6/2018	Credit Suisse International	2.68%	Dow Jones Industrial AverageSM	11,828,608
2,276,879	11/6/2019	Deutsche Bank AG	2.41%	SPDR® Dow Jones Industrial AverageSM ETF Trust	216,282
13,472,210	12/10/2019	Deutsche Bank AG	2.61%	Dow Jones Industrial AverageSM	(5,488,778)
11,856,004	11/6/2019	Goldman Sachs International	2.46%	Dow Jones Industrial AverageSM	(3,940,963)
7,873	11/6/2019	Morgan Stanley & Co. International plc	2.46%	SPDR® Dow Jones Industrial AverageSM ETF Trust	756
385,035,224	11/6/2019	Morgan Stanley & Co. International plc	2.63%	Dow Jones Industrial AverageSM	34,044,223
318,096,931	11/6/2019	Societe Generale	2.73%	Dow Jones Industrial AverageSM	23,960,838
5,185,564	11/6/2019	UBS AG	2.58%	Dow Jones Industrial AverageSM	(9,957,719)
1,173,876,267					86,853,372
				Total Unrealized Appreciation	106,240,832
				Total Unrealized Depreciation	(19,387,460)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Financial Select Sector
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.5%

Banks - 32.6%
Bank of America Corp.	96,613	2,988,240
BB&T Corp.	7,988	412,660
Citigroup, Inc.	26,124	1,861,074
Citizens Financial Group, Inc.	4,964	204,318
Comerica, Inc.	1,762	171,760
Fifth Third Bancorp	7,023	206,687
Huntington Bancshares, Inc.	11,321	183,513
JPMorgan Chase & Co.	34,884	3,997,009
KeyCorp	10,879	229,220
M&T Bank Corp.	1,488	263,599
People’s United Financial, Inc.	3,563	65,951
PNC Financial Services Group, Inc. (The)	4,812	690,714
Regions Financial Corp.	11,508	223,946
SunTrust Banks, Inc.	4,762	350,293
SVB Financial Group*	541	174,608
US Bancorp	15,987	865,057
Wells Fargo & Co.	44,936	2,627,857
Zions Bancorp	2,018	107,539
		15,624,045
Capital Markets - 15.2%
Affiliated Managers Group, Inc.	555	81,080
Ameriprise Financial, Inc.	1,483	210,527
Bank of New York Mellon Corp. (The)	10,356	540,065
BlackRock, Inc.	1,263	605,053
Cboe Global Markets, Inc.	1,153	116,222
Charles Schwab Corp. (The)	12,301	624,768
CME Group, Inc.	3,490	609,808
E*TRADE Financial Corp.*	2,706	159,275
Franklin Resources, Inc.	3,268	103,726
Goldman Sachs Group, Inc. (The)	3,599	855,878
Intercontinental Exchange, Inc.	5,936	452,501
Invesco Ltd.	4,207	101,389
Jefferies Financial Services, Inc.	3,107	72,144
Moody’s Corp.	1,709	304,236
Morgan Stanley	13,966	681,960
MSCI, Inc.	911	164,217
Nasdaq, Inc.	1,199	114,433
Northern Trust Corp.	2,167	232,866
Raymond James Financial, Inc.	1,328	123,557
S&P Global, Inc.	2,576	533,361
State Street Corp.	3,746	325,565
T. Rowe Price Group, Inc.	2,479	287,291
		7,299,922
Consumer Finance - 3.7%
American Express Co.	7,316	775,350
Capital One Financial Corp.	4,983	493,765
Discover Financial Services	3,573	279,123
Synchrony Financial	7,270	230,241
		1,778,479
Diversified Financial Services - 8.6%
Berkshire Hathaway, Inc., Class B*	19,719	4,115,750

Insurance - 12.4%
Aflac, Inc.	7,930	366,683
Allstate Corp. (The)	3,602	362,253
American International Group, Inc.	9,197	489,005
Aon plc	2,507	364,919
Arthur J Gallagher & Co.	1,868	134,758
Assurant, Inc.	537	55,214
Brighthouse Financial, Inc.*	1,228	50,974
Chubb Ltd.	4,771	645,230
Cincinnati Financial Corp.	1,530	117,305
Everest Re Group Ltd.	420	93,668
Hartford Financial Services Group, Inc. (The)	3,670	184,858
Lincoln National Corp.	2,239	146,834
Loews Corp.	2,682	134,932
Marsh & McLennan Cos., Inc.	5,199	439,991
MetLife, Inc.	10,416	477,990
Principal Financial Group, Inc.	2,730	150,669
Progressive Corp. (The)	5,966	402,884
Prudential Financial, Inc.	4,304	422,868
Torchmark Corp.	1,083	95,217
Travelers Cos., Inc. (The)	2,769	364,400
Unum Group	2,267	83,607
Willis Towers Watson plc	1,352	199,109
XL Group Ltd.	2,648	151,969
		5,935,337
TOTAL COMMON STOCKS (Cost $35,794,627)		34,753,533

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 13.2%

REPURCHASE AGREEMENTS(b) - 13.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $6,326,895 (Cost $6,325,531)	6,325,531	6,325,531

Total Investments - 85.7% (Cost $42,120,158)		41,079,064
Other Assets Less Liabilities - 14.3%		6,845,924
Net Assets - 100.0%		47,924,988

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,597,108.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
364,119	11/6/2019	Bank of America NA	2.53%	S&P Financial Select Sector Index(3)	102,826
2,936,854	11/13/2019	Credit Suisse International	2.68%	S&P Financial Select Sector Index(3)	768,047
313,649	11/6/2019	Deutsche Bank AG	2.61%	S&P Financial Select Sector Index(3)	(2,488,199)
37,172,034	11/6/2018	Goldman Sachs International	2.46%	S&P Financial Select Sector Index(3)	2,261,958
67,602,271	11/13/2019	Morgan Stanley & Co. International plc	2.78%	S&P Financial Select Sector Index(3)	4,649,624
155,246	11/6/2019	Societe Generale	2.58%	S&P Financial Select Sector Index(3)	(1,399,932)
600,019	11/13/2019	UBS AG	2.43%	S&P Financial Select Sector Index(3)	(1,425,727)
109,144,192					2,468,597
				Total Unrealized Appreciation	7,782,455
				Total Unrealized Depreciation	(5,313,858)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.9%

Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	715	95,774
Esterline Technologies Corp.*	419	36,013
KLX, Inc.*	820	60,549
Teledyne Technologies, Inc.*	579	137,374
		329,710
Airlines - 0.2%
JetBlue Airways Corp.*	5,120	97,690

Auto Components - 0.8%
Adient plc	1,509	65,325
Dana, Inc.	2,353	46,048
Delphi Technologies plc	1,436	50,590
Gentex Corp.	4,428	103,527
Visteon Corp.*	477	52,656
		318,146
Automobiles - 0.2%
Thor Industries, Inc.	792	75,588

Banks - 5.7%
Associated Banc-Corp.	2,734	74,501
BancorpSouth Bank	1,326	46,145
Bank of Hawaii Corp.	684	56,861
Bank of the Ozarks	1,963	79,423
Cathay General Bancorp	1,236	52,283
Chemical Financial Corp.	1,154	65,916
Commerce Bancshares, Inc.	1,516	107,727
Cullen/Frost Bankers, Inc.	940	104,237
East West Bancorp, Inc.	2,343	148,523
First Horizon National Corp.	5,292	97,479
FNB Corp.	5,238	70,451
Fulton Financial Corp.	2,843	51,743
Hancock Whitney Corp.	1,379	71,087
Home BancShares, Inc.	2,551	59,719
International Bancshares Corp.	877	41,087
MB Financial, Inc.	1,359	65,857
PacWest Bancorp	2,025	102,242
Pinnacle Financial Partners, Inc.	1,196	77,202
Prosperity Bancshares, Inc.	1,130	84,569
Signature Bank	869	100,578
Sterling Bancorp	3,647	83,334
Synovus Financial Corp.	1,920	96,115
TCF Financial Corp.	2,722	69,003
Texas Capital Bancshares, Inc.*	803	71,387
Trustmark Corp.	1,097	38,922
UMB Financial Corp.	713	53,646
Umpqua Holdings Corp.	3,561	76,205
United Bankshares, Inc.	1,701	67,019
Valley National Bancorp	4,286	51,646
Webster Financial Corp.	1,490	97,416
Wintrust Financial Corp.	910	80,581
		2,342,904
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	142	43,047

Biotechnology - 0.4%
Exelixis, Inc.*	4,560	85,682
United Therapeutics Corp.*	703	86,462
		172,144
Building Products - 0.3%
Lennox International, Inc.	600	133,686

Capital Markets - 2.1%
Eaton Vance Corp.	1,927	101,611
Evercore, Inc., Class A	659	69,953
FactSet Research Systems, Inc.	629	144,286
Federated Investors, Inc., Class B	1,543	35,736
Interactive Brokers Group, Inc., Class A	1,214	75,462
Janus Henderson Group plc	2,916	82,377
Legg Mason, Inc.	1,382	43,118
MarketAxess Holdings, Inc.	607	115,221
SEI Investments Co.	2,121	133,793
Stifel Financial Corp.	1,158	64,697
		866,254
Chemicals - 2.0%
Ashland Global Holdings, Inc.	1,010	85,042
Cabot Corp.	1,001	64,985
Chemours Co. (The)	2,878	125,481
Minerals Technologies, Inc.	573	38,477
NewMarket Corp.	149	59,755
Olin Corp.	2,705	83,124
PolyOne Corp.	1,293	54,642
RPM International, Inc.	2,164	146,070
Scotts Miracle-Gro Co. (The)	626	46,775
Sensient Technologies Corp.	685	48,649
Valvoline, Inc.	3,165	68,111
		821,111
Commercial Services & Supplies - 1.1%
Brink’s Co. (The)	824	61,882
Clean Harbors, Inc.*	826	56,655
Deluxe Corp.	773	45,777
Healthcare Services Group, Inc.	1,193	49,164
Herman Miller, Inc.	965	36,960
HNI Corp.	703	31,002
MSA Safety, Inc.	552	55,802
Pitney Bowes, Inc.	3,033	22,020
Rollins, Inc.	1,552	93,244
		452,506
Communications Equipment - 0.9%
ARRIS International plc*	2,831	73,351
Ciena Corp.*	2,320	73,266
InterDigital, Inc.	562	46,421
Lumentum Holdings, Inc.*	1,018	69,122
NetScout Systems, Inc.*	1,299	32,475
Plantronics, Inc.	531	35,694
ViaSat, Inc.*	887	55,721
		386,050
Construction & Engineering - 0.8%
AECOM*	2,592	87,195
Dycom Industries, Inc.*	504	42,291
EMCOR Group, Inc.	946	75,774
Granite Construction, Inc.	735	33,575
KBR, Inc.	2,275	47,729
Valmont Industries, Inc.	364	51,106
		337,670
Construction Materials - 0.2%
Eagle Materials, Inc.	775	71,556

Consumer Finance - 0.3%
Navient Corp.	4,280	58,379
SLM Corp.*	7,039	82,497
		140,876

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Containers & Packaging - 0.9%
AptarGroup, Inc.	1,010	105,757
Bemis Co., Inc.	1,472	72,540
Greif, Inc., Class A	419	23,120
Owens-Illinois, Inc.*	2,616	46,225
Silgan Holdings, Inc.	1,199	32,673
Sonoco Products Co.	1,611	90,281
		370,596
Distributors - 0.3%
Pool Corp.	654	107,426

Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.*	975	46,654
Graham Holdings Co., Class B	71	39,948
Service Corp. International	2,965	124,411
Sotheby’s*	595	28,572
		239,585
Electric Utilities - 0.9%
ALLETE, Inc.	829	62,241
Hawaiian Electric Industries, Inc.	1,761	62,110
IDACORP, Inc.	815	79,748
OGE Energy Corp.	3,231	118,998
PNM Resources, Inc.	1,289	50,207
		373,304
Electrical Equipment - 1.0%
Acuity Brands, Inc.	663	101,333
EnerSys	681	56,516
Hubbell, Inc.	888	112,208
nVent Electric plc	2,626	73,764
Regal Beloit Corp.	712	59,594
		403,415
Electronic Equipment, Instruments & Components - 3.4%
Arrow Electronics, Inc.*	1,417	109,860
Avnet, Inc.	1,909	92,396
Belden, Inc.	658	47,850
Cognex Corp.	2,797	150,479
Coherent, Inc.*	402	76,621
Jabil, Inc.	2,770	81,881
Keysight Technologies, Inc.*	3,022	196,097
Littelfuse, Inc.	404	90,318
National Instruments Corp.	1,740	83,085
SYNNEX Corp.	474	45,964
Tech Data Corp.*	565	41,104
Trimble, Inc.*	4,031	169,705
Vishay Intertechnology, Inc.	2,138	50,884
Zebra Technologies Corp., Class A*	863	148,212
		1,384,456
Energy Equipment & Services - 1.4%
Apergy Corp.*	1,252	56,616
Core Laboratories NV	712	81,560
Diamond Offshore Drilling, Inc.*	1,046	18,221
Dril-Quip, Inc.*	616	32,432
Ensco plc, Class A	7,068	48,345
McDermott International, Inc.*	2,907	56,221
Nabors Industries Ltd.	5,699	35,163
Oceaneering International, Inc.*	1,594	45,062
Patterson-UTI Energy, Inc.	3,588	61,462
Rowan Cos. plc, Class A*	1,848	25,946
Superior Energy Services, Inc.*	2,495	22,455
Transocean Ltd.*	7,095	85,921
		569,404
Equity Real Estate Investment Trusts (REITs) - 6.2%
Alexander & Baldwin, Inc.	1,094	25,676
American Campus Communities, Inc.	2,210	92,665
Camden Property Trust	1,500	142,590
CoreCivic, Inc.	1,918	49,657
CoreSite Realty Corp.	586	68,251
Corporate Office Properties Trust	1,652	50,849
Cousins Properties, Inc.	6,797	63,552
CyrusOne, Inc.	1,604	107,404
Douglas Emmett, Inc.	2,584	100,931
Education Realty Trust, Inc.	1,303	53,918
EPR Properties	1,045	73,338
First Industrial Realty Trust, Inc.	2,027	65,796
GEO Group, Inc. (The)	1,989	50,461
Healthcare Realty Trust, Inc.	2,024	62,663
Highwoods Properties, Inc.	1,673	83,215
Hospitality Properties Trust	2,658	77,055
JBG SMITH Properties	1,508	56,490
Kilroy Realty Corp.	1,598	116,878
Lamar Advertising Co., Class A	1,360	104,788
LaSalle Hotel Properties	1,786	62,707
Liberty Property Trust	2,391	104,606
Life Storage, Inc.	752	73,395
Mack-Cali Realty Corp.	1,457	31,821
Medical Properties Trust, Inc.	5,898	88,765
National Retail Properties, Inc.	2,487	114,626
Omega Healthcare Investors, Inc.	3,213	106,190
PotlatchDeltic Corp.	975	47,093
Rayonier, Inc.	2,093	72,899
Sabra Health Care REIT, Inc.	2,883	67,981
Senior Housing Properties Trust	3,842	73,421
Tanger Factory Outlet Centers, Inc.	1,526	36,716
Taubman Centers, Inc.	986	63,705
Uniti Group, Inc.	2,670	55,589
Urban Edge Properties	1,714	39,182
Weingarten Realty Investors	1,928	59,633
		2,544,506
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	608	69,416
Sprouts Farmers Market, Inc.*	1,983	52,490
United Natural Foods, Inc.*	816	28,976
		150,882
Food Products - 1.5%
Flowers Foods, Inc.	3,001	60,470
Hain Celestial Group, Inc. (The)*	1,681	48,009
Ingredion, Inc.	1,168	118,050
Lamb Weston Holdings, Inc.	2,364	159,807
Lancaster Colony Corp.	316	49,381
Post Holdings, Inc.*	1,089	105,916
Sanderson Farms, Inc.	325	34,372
Tootsie Roll Industries, Inc.	313	9,015
TreeHouse Foods, Inc.*	911	47,463
		632,483
Gas Utilities - 1.4%
Atmos Energy Corp.	1,797	165,737
National Fuel Gas Co.	1,390	77,187
New Jersey Resources Corp.	1,419	64,706
ONE Gas, Inc.	849	66,672
Southwest Gas Holdings, Inc.	783	60,542
UGI Corp.	2,800	151,340
		586,184
Health Care Equipment & Supplies - 3.0%
Avanos Medical, Inc.*	760	54,796
Cantel Medical Corp.	573	55,581
Globus Medical, Inc., Class A*	1,184	63,072

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Haemonetics Corp.*	843	94,113
Hill-Rom Holdings, Inc.	1,071	104,176
ICU Medical, Inc.*	247	75,582
Integra LifeSciences Holdings Corp.*	1,142	67,915
LivaNova plc*	704	88,387
Masimo Corp.*	771	90,893
NuVasive, Inc.*	829	58,187
STERIS plc	1,368	156,527
Teleflex, Inc.	737	182,356
West Pharmaceutical Services, Inc.	1,190	139,289
		1,230,874
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc.*	1,327	55,110
Chemed Corp.	259	83,797
Encompass Health Corp.	1,598	130,381
LifePoint Health, Inc.*	627	40,379
MEDNAX, Inc.*	1,528	72,351
Molina Healthcare, Inc.*	768	105,984
Patterson Cos., Inc.	1,315	29,653
Tenet Healthcare Corp.*	1,320	44,511
WellCare Health Plans, Inc.*	797	241,148
		803,314
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	2,878	42,047
Medidata Solutions, Inc.*	957	81,326
		123,373
Hotels, Restaurants & Leisure - 2.8%
Boyd Gaming Corp.	1,329	48,402
Brinker International, Inc.	709	31,394
Cheesecake Factory, Inc. (The)	689	36,634
Churchill Downs, Inc.	184	51,998
Cracker Barrel Old Country Store, Inc.	389	57,996
Domino’s Pizza, Inc.	684	204,215
Dunkin’ Brands Group, Inc.	1,343	97,891
Eldorado Resorts, Inc.*	975	46,849
International Speedway Corp., Class A	395	17,439
Jack in the Box, Inc.	459	41,604
Marriott Vacations Worldwide Corp.	662	78,778
Papa John’s International, Inc.	381	17,572
Scientific Games Corp.*	866	26,240
Six Flags Entertainment Corp.	1,256	84,843
Texas Roadhouse, Inc.	1,062	73,225
Wendy’s Co. (The)	2,901	51,203
Wyndham Destinations, Inc.	1,613	71,295
Wyndham Hotels & Resorts, Inc.	1,614	91,594
		1,129,172
Household Durables - 1.0%
Helen of Troy Ltd.*	431	51,267
KB Home	1,366	33,945
NVR, Inc.*	55	146,765
Tempur Sealy International, Inc.*	747	41,376
Toll Brothers, Inc.	2,284	82,749
TRI Pointe Group, Inc.*	2,457	35,602
Tupperware Brands Corp.	826	26,862
		418,566
Household Products - 0.1%
Energizer Holdings, Inc.	966	61,428

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	985	124,908

Insurance - 3.3%
Alleghany Corp.	248	156,682
American Financial Group, Inc.	1,123	125,057
Aspen Insurance Holdings Ltd.	965	39,710
Brown & Brown, Inc.	3,708	113,020
CNO Financial Group, Inc.	2,706	58,477
First American Financial Corp.	1,805	102,632
Genworth Financial, Inc., Class A*	8,074	37,544
Hanover Insurance Group, Inc. (The)	687	84,151
Kemper Corp.	1,004	81,675
Mercury General Corp.	590	31,801
Old Republic International Corp.	4,056	89,962
Primerica, Inc.	712	87,042
Reinsurance Group of America, Inc.	1,044	149,135
RenaissanceRe Holdings Ltd.	652	86,690
WR Berkley Corp.	1,554	121,616
		1,365,194
Internet Software & Services - 0.4%
Cars.com, Inc.*	1,163	31,296
j2 Global, Inc.	794	65,561
LogMeIn, Inc.	844	72,542
		169,399
IT Services - 2.5%
Acxiom Corp.*	1,245	56,884
Convergys Corp.	1,480	36,600
CoreLogic, Inc.*	1,320	67,109
Jack Henry & Associates, Inc.	1,250	198,050
Leidos Holdings, Inc.	2,307	163,266
MAXIMUS, Inc.	1,055	70,157
Perspecta, Inc.	2,307	53,661
Sabre Corp.	4,087	106,712
Science Applications International Corp.	684	61,710
Teradata Corp.*	1,955	81,074
WEX, Inc.*	648	123,263
		1,018,486
Leisure Products - 0.5%
Brunswick Corp.	1,410	93,652
Polaris Industries, Inc.	949	102,919
		196,571
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc., Class A*	329	107,024
Bio-Techne Corp.	607	116,647
Charles River Laboratories International, Inc.*	774	95,597
PRA Health Sciences, Inc.*	932	98,419
Syneos Health, Inc.*	981	48,903
		466,590
Machinery - 3.7%
AGCO Corp.	1,068	63,717
Crane Co.	820	74,850
Donaldson Co., Inc.	2,101	106,310
Graco, Inc.	2,711	127,444
IDEX Corp.	1,241	190,134
ITT, Inc.	1,413	83,522
Kennametal, Inc.	1,320	53,909
Lincoln Electric Holdings, Inc.	998	93,972
Nordson Corp.	826	114,830

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Oshkosh Corp.	1,195	83,961
Terex Corp.	1,167	45,221
Timken Co. (The)	1,105	53,758
Toro Co. (The)	1,715	104,255
Trinity Industries, Inc.	2,415	86,554
Wabtec Corp.	1,385	150,023
Woodward, Inc.	896	72,182
		1,504,642
Marine - 0.2%
Kirby Corp.*	870	75,951

Media - 1.2%
AMC Networks, Inc., Class A*	744	46,731
Cable One, Inc.	75	62,831
Cinemark Holdings, Inc.	1,718	64,116
John Wiley & Sons, Inc., Class A	726	46,863
Live Nation Entertainment, Inc.*	2,196	109,097
Meredith Corp.	642	33,159
New York Times Co. (The), Class A	2,069	48,208
TEGNA, Inc.	3,488	40,600
World Wrestling Entertainment, Inc., Class A	647	56,554
		508,159
Metals & Mining - 1.6%
Allegheny Technologies, Inc.*	2,033	54,952
Carpenter Technology Corp.	759	45,290
Commercial Metals Co.	1,893	40,889
Compass Minerals International, Inc.	547	34,215
Reliance Steel & Aluminum Co.	1,169	102,743
Royal Gold, Inc.	1,059	80,759
Steel Dynamics, Inc.	3,817	174,551
United States Steel Corp.	2,859	84,855
Worthington Industries, Inc.	696	32,420
		650,674
Multiline Retail - 0.3%
Big Lots, Inc.	682	29,360
Dillard’s, Inc., Class A	320	25,145
Ollie’s Bargain Outlet Holdings, Inc.*	807	70,290
		124,795
Multi-Utilities - 0.7%
Black Hills Corp.	867	51,023
MDU Resources Group, Inc.	3,159	88,104
NorthWestern Corp.	799	47,908
Vectren Corp.	1,343	95,622
		282,657
Oil, Gas & Consumable Fuels - 2.3%
Callon Petroleum Co.*	3,625	40,962
Chesapeake Energy Corp.*	14,746	65,325
CNX Resources Corp.*	3,171	50,546
Energen Corp.*	1,576	122,219
Gulfport Energy Corp.*	2,528	29,729
Matador Resources Co.*	1,674	54,807
Murphy Oil Corp.	2,630	81,083
Oasis Petroleum, Inc.*	4,311	58,026
PBF Energy, Inc., Class A	1,912	99,271
QEP Resources, Inc.*	3,844	38,325
Range Resources Corp.	3,667	60,212
SM Energy Co.	1,662	50,009
Southwestern Energy Co.*	8,257	46,404
World Fuel Services Corp.	1,095	30,693
WPX Energy, Inc.*	6,386	121,781
		949,392
Paper & Forest Products - 0.3%
Domtar Corp.	1,017	51,765
Louisiana-Pacific Corp.	2,347	68,439
		120,204
Personal Products - 0.3%
Edgewell Personal Care Co.*	873	49,298
Nu Skin Enterprises, Inc., Class A	899	71,561
		120,859
Pharmaceuticals - 0.5%
Akorn, Inc.*	1,519	23,833
Catalent, Inc.*	2,318	96,892
Mallinckrodt plc*	1,343	46,280
Prestige Consumer Healthcare, Inc.*	859	33,072
		200,077
Professional Services - 0.5%
Dun & Bradstreet Corp. (The)	599	85,609
ManpowerGroup, Inc.	1,064	99,729
		185,338
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	736	112,255

Road & Rail - 1.3%
Avis Budget Group, Inc.*	1,157	35,994
Genesee & Wyoming, Inc., Class A*	973	85,517
Knight-Swift Transportation Holdings, Inc.	2,075	70,820
Landstar System, Inc.	680	78,744
Old Dominion Freight Line, Inc.	1,104	168,250
Ryder System, Inc.	859	66,005
Werner Enterprises, Inc.	725	26,861
		532,191
Semiconductors & Semiconductor Equipment - 2.1%
Cirrus Logic, Inc.*	986	43,335
Cree, Inc.*	1,625	78,179
Cypress Semiconductor Corp.	5,798	99,783
First Solar, Inc.*	1,322	68,850
Integrated Device Technology, Inc.*	2,091	88,847
MKS Instruments, Inc.	885	82,216
Monolithic Power Systems, Inc.	627	93,968
Silicon Laboratories, Inc.*	699	68,502
Synaptics, Inc.*	560	27,026
Teradyne, Inc.	3,094	127,442
Versum Materials, Inc.	1,761	70,070
		848,218
Software - 2.8%
ACI Worldwide, Inc.*	1,884	53,525
Blackbaud, Inc.	784	81,983
CDK Global, Inc.	2,000	124,640
CommVault Systems, Inc.*	685	47,710
Fair Isaac Corp.*	483	111,563
Fortinet, Inc.*	2,339	195,915
Manhattan Associates, Inc.*	1,080	62,629
PTC, Inc.*	1,867	186,588
Tyler Technologies, Inc.*	576	142,243
Ultimate Software Group, Inc. (The)*	470	145,545
		1,152,341
Specialty Retail - 1.6%
Aaron’s, Inc.	1,000	49,720

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
American Eagle Outfitters, Inc.	2,714	70,455
AutoNation, Inc.*	955	43,309
Bed Bath & Beyond, Inc.	2,265	40,634
Dick’s Sporting Goods, Inc.	1,261	47,212
Five Below, Inc.*	899	104,706
Michaels Cos., Inc. (The)*	1,797	30,531
Murphy USA, Inc.*	500	41,490
Sally Beauty Holdings, Inc.*	1,974	30,400
Signet Jewelers Ltd.	955	61,311
Urban Outfitters, Inc.*	1,300	60,424
Williams-Sonoma, Inc.	1,238	86,945
		667,137
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	1,913	54,348

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	759	80,401
Deckers Outdoor Corp.*	493	60,067
Skechers U.S.A., Inc., Class A*	2,197	64,768
		205,236
Thrifts & Mortgage Finance - 0.4%
LendingTree, Inc.*	126	31,922
New York Community Bancorp, Inc.	7,931	85,417
Washington Federal, Inc.	1,367	46,615
		163,954
Trading Companies & Distributors - 0.6%
GATX Corp.	609	51,430
MSC Industrial Direct Co., Inc., Class A	741	63,341
NOW, Inc.*	1,749	30,065
Watsco, Inc.	519	90,820
		235,656
Water Utilities - 0.3%
Aqua America, Inc.	2,877	106,967

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,501	45,090

TOTAL COMMON STOCKS (Cost $31,525,279)		29,905,195

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 7.7%

REPURCHASE AGREEMENTS(b) - 7.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,161,725 (Cost $3,161,042)	3,161,042	3,161,042

Total Investments - 80.6% (Cost $34,686,321)		33,066,237
Other Assets Less Liabilities - 19.4%		7,969,340
Net Assets - 100.0%		41,035,577

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,722,002.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	14	9/21/2018	USD	$2,863,280	$67,735

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,894,563	11/6/2019	Bank of America NA	2.48%	S&P MidCap 400®	(658,695)
5,086,764	11/6/2019	BNP Paribas SA	2.48%	S&P MidCap 400®	2,844,395
7,717,432	11/6/2019	Citibank NA	2.36%	S&P MidCap 400®	668,393
3,787,003	12/10/2019	Credit Suisse International	2.53%	S&P MidCap 400®	555,623
3,957,737	11/6/2019	Goldman Sachs International	2.16%	SPDR® S&P MidCap 400® ETF Trust	373,715
18,027,130	11/6/2019	Goldman Sachs International	2.41%	S&P MidCap 400®	718,296
3,339,787	11/6/2019	Morgan Stanley & Co. International plc	2.38%	S&P MidCap 400®	414,639
27,976,432	11/6/2019	Societe Generale	2.38%	S&P MidCap 400®	593,086
17,551,044	11/6/2019	UBS AG	2.53%	S&P MidCap 400®	717,416
90,337,892					6,226,868
				Total Unrealized Appreciation	6,885,563
				Total Unrealized Depreciation	(658,695)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 63.6%

Biotechnology - 50.9%
ACADIA Pharmaceuticals, Inc.*	3,562	50,652
Acceleron Pharma, Inc.*	1,306	70,550
Achaogen, Inc.*	1,279	6,766
Achillion Pharmaceuticals, Inc.*	3,947	13,617
Acorda Therapeutics, Inc.*	1,343	38,678
Adamas Pharmaceuticals, Inc.*	770	17,733
Adaptimmune Therapeutics plc, ADR*	1,875	21,600
Aduro Biotech, Inc.*	2,247	16,628
Agios Pharmaceuticals, Inc.*	1,644	132,704
Aimmune Therapeutics, Inc.*	1,658	46,275
Akebia Therapeutics, Inc.*	1,623	13,325
Alder Biopharmaceuticals, Inc.*	1,936	35,042
Alexion Pharmaceuticals, Inc.*	6,349	776,102
Alkermes plc*	4,424	198,372
Alnylam Pharmaceuticals, Inc.*	2,869	351,940
AMAG Pharmaceuticals, Inc.*	979	23,888
Amarin Corp. plc, ADR*	8,310	26,260
Amgen, Inc.	9,586	1,915,379
Amicus Therapeutics, Inc.*	5,379	72,509
AnaptysBio, Inc.*	671	59,477
Arbutus Biopharma Corp.*	1,574	14,323
Ardelyx, Inc.*	1,715	7,374
Arena Pharmaceuticals, Inc.*	1,406	54,609
Array BioPharma, Inc.*	6,010	93,576
Arrowhead Pharmaceuticals, Inc.*	2,499	36,885
Ascendis Pharma A/S, ADR*	1,076	76,374
Atara Biotherapeutics, Inc.*	1,255	51,392
Athenex, Inc.*	1,812	29,771
Audentes Therapeutics, Inc.*	1,048	38,147
Aurinia Pharmaceuticals, Inc.*	2,403	13,409
Axovant Sciences Ltd.*	3,076	7,690
BeiGene Ltd., ADR*	1,058	187,827
Bellicum Pharmaceuticals, Inc.*	1,223	8,842
BioCryst Pharmaceuticals, Inc.*	3,119	22,332
Biogen, Inc.*	5,857	2,070,391
BioMarin Pharmaceutical, Inc.*	5,043	504,199
Bluebird Bio, Inc.*	1,431	240,837
Blueprint Medicines Corp.*	1,250	95,837
Calithera Biosciences, Inc.*	1,023	5,575
Calyxt, Inc.*	903	15,288
Cara Therapeutics, Inc.*	1,081	21,804
Celgene Corp.*	20,231	1,910,818
Celldex Therapeutics, Inc.*	4,633	2,326
Cellectis SA, ADR*	460	13,556
ChemoCentryx, Inc.*	1,402	18,478
Chimerix, Inc.*	1,362	5,434
China Biologic Products Holdings, Inc.*	945	84,729
Clovis Oncology, Inc.*	1,500	53,625
Coherus Biosciences, Inc.*	1,915	38,587
Concert Pharmaceuticals, Inc.*	668	10,534
Corbus Pharmaceuticals Holdings, Inc.*	1,631	9,541
Corvus Pharmaceuticals, Inc.*	833	9,130
CRISPR Therapeutics AG*	1,347	76,334
Curis, Inc.*	945	1,607
Cytokinetics, Inc.*	1,547	12,221
CytomX Therapeutics, Inc.*	1,257	28,270
DBV Technologies SA, ADR*	759	16,880
Eagle Pharmaceuticals, Inc.*	424	29,311
Editas Medicine, Inc.*	1,348	44,255
Enanta Pharmaceuticals, Inc.*	550	50,012
Epizyme, Inc.*	1,983	23,399
Esperion Therapeutics, Inc.*	765	37,860
Exelixis, Inc.*	8,472	159,189
FibroGen, Inc.*	2,383	145,720
Five Prime Therapeutics, Inc.*	1,004	14,056
Flexion Therapeutics, Inc.*	1,073	24,572
G1 Therapeutics, Inc.*	933	56,614
Galapagos NV, ADR*	251	25,441
Genomic Health, Inc.*	1,010	61,782
Geron Corp.*	4,939	28,300
Gilead Sciences, Inc.	25,548	1,934,750
Global Blood Therapeutics, Inc.*	1,480	72,446
GlycoMimetics, Inc.*	1,212	17,841
Grifols SA, ADR	4,124	89,697
Halozyme Therapeutics, Inc.*	4,109	75,647
ImmunoGen, Inc.*	4,246	43,267
Immunomedics, Inc.*	4,775	127,779
Incyte Corp.*	6,049	447,082
Inovio Pharmaceuticals, Inc.*	2,596	13,655
Insmed, Inc.*	2,186	43,567
Insys Therapeutics, Inc.*	2,106	19,691
Intellia Therapeutics, Inc.*	1,230	38,044
Intercept Pharmaceuticals, Inc.*	845	94,471
Ionis Pharmaceuticals, Inc.*	3,582	163,662
Iovance Biotherapeutics, Inc.*	2,558	45,277
Ironwood Pharmaceuticals, Inc.*	3,936	75,729
Jounce Therapeutics, Inc.*	927	7,277
Karyopharm Therapeutics, Inc.*	1,724	36,290
Kura Oncology, Inc.*	1,066	21,853
Lexicon Pharmaceuticals, Inc.*	3,020	34,941
Ligand Pharmaceuticals, Inc.*	609	158,151
Loxo Oncology, Inc.*	859	145,154
MacroGenics, Inc.*	1,204	26,331
MannKind Corp.*	3,996	4,396
Mersana Therapeutics, Inc.*	654	9,123
Minerva Neurosciences, Inc.*	1,105	11,492
Momenta Pharmaceuticals, Inc.*	2,214	58,671
Myriad Genetics, Inc.*	1,995	99,331
NantKwest, Inc.*	2,228	7,553
Neurocrine Biosciences, Inc.*	2,565	315,367
NewLink Genetics Corp.*	1,060	3,286
Novavax, Inc.*	10,892	16,992
OPKO Health, Inc.*	15,966	94,519
PDL BioPharma, Inc.*	4,299	10,404
Portola Pharmaceuticals, Inc.*	1,878	56,058
Progenics Pharmaceuticals, Inc.*	2,408	18,855
Prothena Corp. plc*	1,137	17,305
PTC Therapeutics, Inc.*	1,326	55,347
Puma Biotechnology, Inc.*	1,079	47,422
Ra Pharmaceuticals, Inc.*	921	11,236
Radius Health, Inc.*	1,297	26,679
Regeneron Pharmaceuticals, Inc.*	2,867	1,166,152
REGENXBIO, Inc.*	1,010	71,155
Repligen Corp.*	1,246	68,380
Retrophin, Inc.*	1,140	36,127
Rigel Pharmaceuticals, Inc.*	4,668	15,918
Sage Therapeutics, Inc.*	1,327	217,973
Sangamo Therapeutics, Inc.*	2,896	52,852
Sarepta Therapeutics, Inc.*	1,870	258,135
Savara, Inc.*	1,000	11,760
Seattle Genetics, Inc.*	4,515	346,571
Seres Therapeutics, Inc.*	1,161	10,194
Shire plc, ADR	1,949	341,601

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Spark Therapeutics, Inc.*	1,067	65,738
Spectrum Pharmaceuticals, Inc.*	2,970	63,944
Syndax Pharmaceuticals, Inc.*	705	5,471
Synergy Pharmaceuticals, Inc.*	7,041	13,730
TESARO, Inc.*	1,564	50,752
Tocagen, Inc.*	567	5,528
Ultragenyx Pharmaceutical, Inc.*	1,421	120,401
uniQure NV*	1,035	43,915
United Therapeutics Corp.*	1,243	152,877
Vanda Pharmaceuticals, Inc.*	1,488	28,756
Veracyte, Inc.*	1,125	14,220
Vertex Pharmaceuticals, Inc.*	5,591	1,030,980
Vital Therapies, Inc.*	1,210	9,741
Voyager Therapeutics, Inc.*	922	20,044
Xencor, Inc.*	1,587	66,321
		19,362,434
Health Care Equipment & Supplies - 0.4%
Cerus Corp.*	3,725	28,981
Novocure Ltd.*	2,588	116,589
		145,570
Health Care Providers & Services - 0.1%
PetIQ, Inc.*	461	18,053

Health Care Technology - 0.0%(b)
NantHealth, Inc.*	3,099	6,880

Life Sciences Tools & Services - 5.6%
Bio-Techne Corp.	1,072	206,006
Illumina, Inc.*	4,103	1,455,868
Luminex Corp.	1,269	35,799
Medpace Holdings, Inc.*	1,013	60,567
NanoString Technologies, Inc.*	848	13,712
Pacific Biosciences of California, Inc.*	3,763	18,777
PRA Health Sciences, Inc.*	1,829	193,142
Syneos Health, Inc.*	2,933	146,210
		2,130,081
Pharmaceuticals - 6.6%
Aclaris Therapeutics, Inc.*	882	14,041
Aerie Pharmaceuticals, Inc.*	1,290	79,142
Akcea Therapeutics, Inc.*	2,443	64,520
Amphastar Pharmaceuticals, Inc.*	1,330	25,243
ANI Pharmaceuticals, Inc.*	336	19,555
Aratana Therapeutics, Inc.*	1,337	7,086
Assertio Therapeutics, Inc.*	1,814	11,573
Avadel Pharmaceuticals plc, ADR*	1,194	6,125
Collegium Pharmaceutical, Inc.*	942	16,108
Corium International, Inc.*	1,032	10,072
Dermira, Inc.*	1,195	11,376
Dova Pharmaceuticals, Inc.*	804	20,462
Endo International plc*	6,386	109,520
Endocyte, Inc.*	1,983	39,105
Foamix Pharmaceuticals Ltd.*	1,155	6,537
GW Pharmaceuticals plc, ADR*	756	110,966
Horizon Pharma plc*	4,710	99,569
Innoviva, Inc.*	2,895	42,035
Intra-Cellular Therapies, Inc.*	1,561	34,248
Jazz Pharmaceuticals plc*	1,713	292,786
Kala Pharmaceuticals, Inc.*	701	9,471
Marinus Pharmaceuticals, Inc.*	1,156	8,254
Medicines Co. (The)*	2,100	83,181
Mylan NV*	14,710	575,602
MyoKardia, Inc.*	1,133	69,849
Nabriva Therapeutics plc*	1,896	4,816
Nektar Therapeutics*	4,891	325,203
Neos Therapeutics, Inc.*	827	4,755
Omeros Corp.*	1,378	35,663
Pacira Pharmaceuticals, Inc.*	1,163	54,836
Paratek Pharmaceuticals, Inc.*	902	9,246
Reata Pharmaceuticals, Inc., Class A*	676	58,379
Revance Therapeutics, Inc.*	1,049	28,743
Sienna Biopharmaceuticals, Inc.*	591	9,846
Strongbridge Biopharma plc*	1,300	7,150
Supernus Pharmaceuticals, Inc.*	1,479	65,520
Teligent, Inc.*	1,527	6,169
Tetraphase Pharmaceuticals, Inc.*	1,473	5,214
TherapeuticsMD, Inc.*	6,181	40,053
Theravance Biopharma, Inc.*	1,565	45,338
Zogenix, Inc.*	1,193	57,622
		2,524,979
TOTAL COMMON STOCKS (Cost $25,567,596)		24,187,997

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 9.5%

REPURCHASE AGREEMENTS(c) - 9.5%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,613,184 (Cost $3,612,405)	3,612,405	3,612,405

Total Investments - 73.1% (Cost $29,180,001)		27,800,402
Other Assets Less Liabilities - 26.9%		10,251,875
Net Assets - 100.0%		38,052,277

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,945,054.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
41,616,607	11/6/2018	Bank of America NA	2.18%	NASDAQ Biotechnology Index®	1,299,854
2,153,484	11/6/2018	Goldman Sachs International	2.46%	NASDAQ Biotechnology Index®	157,964
8,990,184	11/6/2019	Societe Generale	2.58%	NASDAQ Biotechnology Index®	2,620,698
37,180,230	11/6/2018	UBS AG	2.08%	NASDAQ Biotechnology Index®	5,823,219
89,940,505					9,901,735
				Total Unrealized Appreciation	9,901,735

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 62.2%

Airlines - 0.1%
American Airlines Group, Inc.	126,056	5,102,747

Automobiles - 0.4%
Tesla, Inc.*	45,698	13,785,259

Beverages - 1.4%
Monster Beverage Corp.*	151,536	9,227,027
PepsiCo, Inc.	381,888	42,775,275
		52,002,302
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc.*	59,919	7,324,499
Amgen, Inc.	178,215	35,609,139
Biogen, Inc.*	56,826	20,087,423
BioMarin Pharmaceutical, Inc.*	47,594	4,758,448
Celgene Corp.*	195,252	18,441,551
Gilead Sciences, Inc.	350,269	26,525,871
Incyte Corp.*	57,071	4,218,118
Regeneron Pharmaceuticals, Inc.*	28,547	11,611,492
Shire plc, ADR	18,410	3,226,721
Vertex Pharmaceuticals, Inc.*	68,604	12,650,578
		144,453,840
Commercial Services & Supplies - 0.2%
Cintas Corp.	28,711	6,126,066

Communications Equipment - 1.6%
Cisco Systems, Inc.	1,266,658	60,508,253

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	118,165	27,547,806
Walgreens Boots Alliance, Inc.	267,085	18,311,348
		45,859,154
Food Products - 0.9%
Kraft Heinz Co. (The)	328,432	19,137,733
Mondelez International, Inc., Class A	397,285	16,972,015
		36,109,748
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc.*	21,598	8,347,411
DENTSPLY SIRONA, Inc.	61,295	2,446,896
Hologic, Inc.*	73,567	2,925,024
IDEXX Laboratories, Inc.*	23,393	5,942,758
Intuitive Surgical, Inc.*	30,548	17,106,880
		36,768,969
Health Care Providers & Services - 0.4%
Express Scripts Holding Co.*	151,340	13,320,947
Henry Schein, Inc.*	41,508	3,224,341
		16,545,288
Health Care Technology - 0.1%
Cerner Corp.*	89,392	5,820,313

Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc., Class A	95,138	12,032,103
Starbucks Corp.	371,728	19,868,861
Wynn Resorts Ltd.	29,247	4,338,500
		36,239,464
Internet & Direct Marketing Retail - 9.2%
Amazon.com, Inc.*	130,723	263,107,489
Booking Holdings, Inc.*	12,945	25,262,815
Ctrip.com International Ltd., ADR*	125,468	4,912,072
Expedia Group, Inc.	36,987	4,826,804
JD.com, Inc., ADR*	248,524	7,778,801
Netflix, Inc.*	117,067	43,043,195
Qurate Retail, Inc.*	118,617	2,466,047
		351,397,223
Internet Software & Services - 9.4%
Alphabet, Inc., Class A*	80,437	99,082,296
Alphabet, Inc., Class C*	94,015	114,528,133
Baidu, Inc., ADR*	75,646	17,132,306
eBay, Inc.*	267,711	9,265,478
Facebook, Inc., Class A*	646,038	113,528,258
MercadoLibre, Inc.	11,943	4,089,403
NetEase, Inc., ADR	20,595	4,071,837
		361,697,711
IT Services - 2.0%
Automatic Data Processing, Inc.	118,673	17,415,263
Cognizant Technology Solutions Corp., Class A	157,840	12,379,391
Fiserv, Inc.*	110,260	8,828,518
Paychex, Inc.	96,792	7,090,014
PayPal Holdings, Inc.*	319,770	29,524,364
		75,237,550
Leisure Products - 0.1%
Hasbro, Inc.	33,684	3,345,158

Life Sciences Tools & Services - 0.4%
Illumina, Inc.*	39,551	14,033,881

Machinery - 0.2%
PACCAR, Inc.	94,745	6,482,453

Media - 2.7%
Charter Communications, Inc., Class A*	63,969	19,855,978
Comcast Corp., Class A	1,236,831	45,750,379
Liberty Global plc, Class A*	58,471	1,567,607
Liberty Global plc, Class C*	153,526	3,974,788
Sirius XM Holdings, Inc.	1,206,306	8,564,773
Twenty-First Century Fox, Inc., Class A	283,886	12,888,424
Twenty-First Century Fox, Inc., Class B	215,123	9,659,023
		102,260,972
Multiline Retail - 0.1%
Dollar Tree, Inc.*	64,058	5,157,310

Pharmaceuticals - 0.1%
Mylan NV*	138,894	5,434,922

Professional Services - 0.1%
Verisk Analytics, Inc.*	44,503	5,299,862

Road & Rail - 0.5%
CSX Corp.	235,792	17,486,335
JB Hunt Transport Services, Inc.	29,558	3,569,128
		21,055,463
Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc.	99,856	9,870,765
Applied Materials, Inc.	271,547	11,681,952
ASML Holding NV (Registered), NYRS	20,136	4,128,887
Broadcom, Inc.	110,639	24,233,260
Intel Corp.	1,255,149	60,786,866
KLA-Tencor Corp.	41,989	4,879,542
Lam Research Corp.	44,219	7,653,867

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Maxim Integrated Products, Inc.	75,299	4,553,330
Microchip Technology, Inc.	63,325	5,447,850
Micron Technology, Inc.*	312,392	16,406,828
NVIDIA Corp.	163,535	45,901,004
QUALCOMM, Inc.	399,324	27,437,552
Skyworks Solutions, Inc.	49,052	4,478,447
Texas Instruments, Inc.	263,669	29,636,396
Xilinx, Inc.	68,272	5,313,610
		262,410,156
Software - 9.2%
Activision Blizzard, Inc.	205,022	14,782,086
Adobe Systems, Inc.*	132,651	34,954,865
Autodesk, Inc.*	59,011	9,108,348
CA, Inc.	112,203	4,914,491
Cadence Design Systems, Inc.*	75,879	3,569,348
Check Point Software Technologies Ltd.*	42,880	4,982,227
Citrix Systems, Inc.*	36,535	4,165,721
Electronic Arts, Inc.*	82,634	9,371,522
Intuit, Inc.	69,119	15,169,547
Microsoft Corp.	2,069,396	232,455,253
Symantec Corp.	167,375	3,374,280
Synopsys, Inc.*	40,172	4,103,168
Take-Two Interactive Software, Inc.*	30,826	4,117,120
Workday, Inc., Class A*	39,431	6,093,667
		351,161,643
Specialty Retail - 0.6%
O’Reilly Automotive, Inc.*	22,079	7,405,738
Ross Stores, Inc.	101,998	9,769,369
Ulta Beauty, Inc.*	16,316	4,242,160
		21,417,267
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	1,323,823	301,341,830
Seagate Technology plc	77,264	4,136,715
Western Digital Corp.	80,606	5,097,523
		310,576,068
Trading Companies & Distributors - 0.1%
Fastenal Co.	77,476	4,521,499

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	228,125	15,065,375
Vodafone Group plc, ADR	127,898	2,763,876
		17,829,251
TOTAL COMMON STOCKS (Cost $2,282,589,833)		2,378,639,792

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 4.2%

REPURCHASE AGREEMENTS(b) - 4.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $161,151,719 (Cost $161,116,944)	161,116,944	161,116,944

Total Investments - 66.4% (Cost $2,443,706,777)		2,539,756,736
Other Assets Less Liabilities - 33.6%		1,286,098,540
Net Assets - 100.0%		3,825,855,276

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $736,888,456.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR               American Depositary Receipt

NYRS             New York Registry Shares

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	2,801	9/21/2018	USD	$429,127,205	$24,246,186

Swap Agreements

UltraPro QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,706,799,557	11/6/2019	Bank of America NA	2.38%	NASDAQ-100 Index®	102,367,784
12,835,234	11/6/2019	Citibank NA	2.48%	NASDAQ-100 Index®	(8,608,118)
1,068,949,993	11/6/2019	Credit Suisse International	2.68%	NASDAQ-100 Index®	89,042,323
134,033,298	11/6/2019	Deutsche Bank AG	2.56%	NASDAQ-100 Index®	228,482,556
833,539	11/6/2018	Goldman Sachs International	2.26%	PowerShares QQQ TrustSM, Series 1	453,829
27,368,660	11/6/2019	Goldman Sachs International	2.51%	NASDAQ-100 Index®	(12,032,077)
23,356,279	11/6/2019	Morgan Stanley & Co. International plc	2.48%	PowerShares QQQ TrustSM, Series 1	5,637,983
91,610,542	11/6/2019	Morgan Stanley & Co. International plc	2.68%	NASDAQ-100 Index®	23,543,760
2,576,145,102	11/6/2019	Societe Generale	2.73%	NASDAQ-100 Index®	376,939,726
3,027,815,251	11/6/2019	UBS AG	2.58%	NASDAQ-100 Index®	435,814,897
8,669,747,455					1,241,642,663
				Total Unrealized Appreciation	1,262,282,858
				Total Unrealized Depreciation	(20,640,195)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 56.8%

Aerospace & Defense - 0.7%
AAR Corp.	1,454	67,858
Aerojet Rocketdyne Holdings, Inc.*	3,131	109,929
Aerovironment, Inc.*	953	83,826
Astronics Corp.*	950	41,335
Axon Enterprise, Inc.*	2,352	160,548
Cubic Corp.	1,135	85,919
Ducommun, Inc.*	475	19,328
Engility Holdings, Inc.*	816	28,323
Esterline Technologies Corp.*	1,173	100,819
KeyW Holding Corp. (The)*	2,182	18,569
KLX, Inc.*	2,256	166,583
Kratos Defense & Security Solutions, Inc.*	3,949	52,759
Maxar Technologies Ltd.	2,539	78,836
Mercury Systems, Inc.*	2,102	114,580
Moog, Inc., Class A	1,436	113,315
National Presto Industries, Inc.	219	29,039
Sparton Corp.*	433	5,529
Triumph Group, Inc.	2,181	45,365
Vectrus, Inc.*	500	16,410
		1,338,870
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	2,616	53,235
Atlas Air Worldwide Holdings, Inc.*	1,063	64,737
Echo Global Logistics, Inc.*	1,254	41,633
Forward Air Corp.	1,318	84,695
Hub Group, Inc., Class A*	1,466	77,478
Park-Ohio Holdings Corp.	392	16,248
Radiant Logistics, Inc.*	1,742	7,578
		345,604
Airlines - 0.3%
Allegiant Travel Co.	579	78,889
Hawaiian Holdings, Inc.	2,255	93,582
SkyWest, Inc.	2,281	148,949
Spirit Airlines, Inc.*	3,075	146,124
		467,544
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	4,993	88,426
Cooper Tire & Rubber Co.	2,276	65,662
Cooper-Standard Holdings, Inc.*	804	111,298
Dana, Inc.	6,556	128,301
Dorman Products, Inc.*	1,201	97,257
Fox Factory Holding Corp.*	1,618	106,869
Gentherm, Inc.*	1,645	80,934
LCI Industries	1,094	101,687
Modine Manufacturing Co.*	2,215	37,323
Motorcar Parts of America, Inc.*	856	22,718
Shiloh Industries, Inc.*	664	5,963
Standard Motor Products, Inc.	948	48,130
Stoneridge, Inc.*	1,232	36,874
Superior Industries International, Inc.	1,104	23,957
Tenneco, Inc.	2,276	97,390
Tower International, Inc.	890	30,082
		1,082,871
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	1,387	51,250

Banks - 5.5%
1st Constitution Bancorp	329	6,958
1st Source Corp.	699	39,137
Access National Corp.	684	18,564
ACNB Corp.	305	10,919
Allegiance Bancshares, Inc.*	531	23,656
American National Bankshares, Inc.	371	15,267
Ameris Bancorp	1,787	88,725
Ames National Corp.	386	11,676
Arrow Financial Corp.	528	20,777
Atlantic Capital Bancshares, Inc.*	1,139	20,787
Auburn National Bancorporation, Inc.	102	4,733
Banc of California, Inc.	1,930	38,890
BancFirst Corp.	807	51,487
Bancorp, Inc. (The)*	2,255	22,618
BancorpSouth Bank	4,289	149,257
Bank of Commerce Holdings	697	8,991
Bank of Marin Bancorp	304	26,798
Bank of NT Butterfield & Son Ltd. (The)	2,449	129,405
Bank of Princeton (The)*	263	8,653
Bankwell Financial Group, Inc.	280	8,820
Banner Corp.	1,434	92,249
Bar Harbor Bankshares	679	19,997
Baycom Corp.*	457	11,973
BCB Bancorp, Inc.	603	8,955
Berkshire Hills Bancorp, Inc.	1,825	77,106
Blue Hills Bancorp, Inc.	1,027	23,621
Boston Private Financial Holdings, Inc.	3,736	53,985
Bridge Bancorp, Inc.	741	25,935
Brookline Bancorp, Inc.	3,543	64,305
Bryn Mawr Bank Corp.	890	43,432
BSB Bancorp, Inc.*	375	12,487
Business First Bancshares, Inc.	426	11,025
Byline Bancorp, Inc.*	731	16,689
C&F Financial Corp.	146	9,096
Cadence Bancorp	2,678	75,653
Cambridge Bancorp	163	14,593
Camden National Corp.	689	31,515
Capital City Bank Group, Inc.	509	12,481
Capstar Financial Holdings, Inc.	348	6,080
Carolina Financial Corp.	875	36,006
Cathay General Bancorp	3,468	146,696
CB Financial Services, Inc.	208	6,677
CBTX, Inc.	838	30,646
CenterState Bank Corp.	4,105	125,695
Central Pacific Financial Corp.	1,289	36,517
Central Valley Community Bancorp	515	11,129
Century Bancorp, Inc., Class A	125	8,906
Chemical Financial Corp.	3,200	182,785
Chemung Financial Corp.	144	6,048
Citizens & Northern Corp.	528	14,789
City Holding Co.	673	54,567
Civista Bancshares, Inc.	454	10,842
CNB Financial Corp.	650	20,039
CoBiz Financial, Inc.	1,739	40,084
Codorus Valley Bancorp, Inc.	390	12,203
Columbia Banking System, Inc.	3,273	138,284
Community Bank System, Inc.	2,252	148,925
Community Bankers Trust Corp.*	962	8,706
Community Financial Corp. (The)	219	7,293

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Community Trust Bancorp, Inc.	696	34,382
ConnectOne Bancorp, Inc.	1,356	33,425
County Bancorp, Inc.	229	5,720
Customers Bancorp, Inc.*	1,317	32,530
CVB Financial Corp.	4,643	111,664
Eagle Bancorp, Inc.*	1,433	77,167
Enterprise Bancorp, Inc.	436	15,683
Enterprise Financial Services Corp.	1,020	57,426
Equity Bancshares, Inc., Class A*	601	24,395
Esquire Financial Holdings, Inc.*	267	6,942
Evans Bancorp, Inc.	208	9,890
Farmers & Merchants Bancorp, Inc.	399	18,151
Farmers National Banc Corp.	1,136	18,006
FB Financial Corp.	585	25,728
FCB Financial Holdings, Inc., Class A*	1,901	98,472
Fidelity D&D Bancorp, Inc.	121	7,198
Fidelity Southern Corp.	983	23,887
Financial Institutions, Inc.	686	22,158
First Bancorp, Inc.	452	13,235
First Bancorp/NC	1,314	54,820
First Bancorp/PR*	9,575	83,781
First Bancshares, Inc. (The)	554	22,742
First Bank	732	10,468
First Busey Corp.	1,958	62,754
First Business Financial Services, Inc.	374	8,288
First Choice Bancorp	261	7,086
First Commonwealth Financial Corp.	4,472	74,906
First Community Bancshares, Inc.	734	24,640
First Community Corp.	320	8,048
First Connecticut Bancorp, Inc.	635	20,129
First Financial Bancorp	4,277	134,298
First Financial Bankshares, Inc.	2,908	175,643
First Financial Corp.	532	27,371
First Financial Northwest, Inc.	370	6,460
First Foundation, Inc.*	1,504	24,335
First Guaranty Bancshares, Inc.	217	5,423
First Internet Bancorp	362	11,385
First Interstate BancSystem, Inc., Class A	1,472	68,374
First Merchants Corp.	2,215	106,586
First Mid-Illinois Bancshares, Inc.	531	21,819
First Midwest Bancorp, Inc.	4,590	124,756
First Northwest Bancorp*	429	7,181
First of Long Island Corp. (The)	1,102	24,024
First United Corp.	305	6,146
Flushing Financial Corp.	1,228	31,830
Franklin Financial Network, Inc.*	571	22,069
Fulton Financial Corp.	7,723	140,559
German American Bancorp, Inc.	943	35,447
Glacier Bancorp, Inc.	3,806	173,858
Great Southern Bancorp, Inc.	493	29,235
Great Western Bancorp, Inc.	2,655	115,599
Green Bancorp, Inc.	1,008	24,192
Guaranty Bancorp	1,148	35,875
Guaranty Bancshares, Inc.	344	10,819
Hancock Whitney Corp.	3,811	196,457
Hanmi Financial Corp.	1,433	37,401
HarborOne Bancorp, Inc.*	649	12,792
Heartland Financial USA, Inc.	1,311	79,709
Heritage Commerce Corp.	1,791	28,369
Heritage Financial Corp.	1,509	54,777
Hilltop Holdings, Inc.	3,271	67,873
Home BancShares, Inc.	7,138	167,101
HomeTrust Bancshares, Inc.*	784	22,579
Hope Bancorp, Inc.	5,816	101,838
Horizon Bancorp, Inc.	1,662	33,955
Howard Bancorp, Inc.*	588	10,261
IBERIABANK Corp.	2,514	217,838
Independent Bank Corp.	1,221	111,233
Independent Bank Corp./MI	986	24,601
Independent Bank Group, Inc.	997	69,042
International Bancshares Corp.	2,477	116,047
Investar Holding Corp.	396	10,870
Investors Bancorp, Inc.	11,214	143,539
Lakeland Bancorp, Inc.	2,016	38,909
Lakeland Financial Corp.	1,093	53,852
LCNB Corp.	403	7,496
LegacyTexas Financial Group, Inc.	2,131	98,601
Level One Bancorp, Inc.	65	1,802
Live Oak Bancshares, Inc.	1,144	34,606
Macatawa Bank Corp.	1,163	14,503
MB Financial, Inc.	3,718	180,174
MBT Financial Corp.	799	8,749
Mercantile Bank Corp.	726	25,708
Metropolitan Bank Holding Corp.*	293	12,083
Mid Penn Bancorp, Inc.	210	6,395
Middlefield Banc Corp.	137	6,795
Midland States Bancorp, Inc.	946	32,571
MidSouth Bancorp, Inc.	669	10,269
MidWestOne Financial Group, Inc.	500	16,770
MutualFirst Financial, Inc.	259	9,842
MVB Financial Corp.	374	6,822
National Bank Holdings Corp., Class A	1,289	51,753
National Bankshares, Inc.	302	13,892
National Commerce Corp.*	665	29,260
NBT Bancorp, Inc.	1,913	77,438
Nicolet Bankshares, Inc.*	376	20,815
Northeast Bancorp	331	7,216
Northrim Bancorp, Inc.	304	13,543
Norwood Financial Corp.	261	10,242
Oak Valley Bancorp	312	6,543
OFG Bancorp	1,941	31,444
Ohio Valley Banc Corp.	181	7,629
Old Line Bancshares, Inc.	698	23,872
Old National Bancorp	6,768	137,390
Old Second Bancorp, Inc.	1,299	20,070
Opus Bank	882	25,005
Origin Bancorp, Inc.	732	29,661
Orrstown Financial Services, Inc.	336	8,753
Pacific Mercantile Bancorp*	698	7,050
Pacific Premier Bancorp, Inc.*	2,044	80,840
Park National Corp.	603	66,420
Parke Bancorp, Inc.	311	7,169
Peapack Gladstone Financial Corp.	818	27,329
Penns Woods Bancorp, Inc.	203	9,192
Peoples Bancorp of North Carolina, Inc.	206	6,287
Peoples Bancorp, Inc.	793	28,437
Peoples Financial Services Corp.	308	14,162
People’s Utah Bancorp	688	24,871
Preferred Bank	620	37,950
Premier Financial Bancorp, Inc.	528	10,296
QCR Holdings, Inc.	588	25,578
RBB Bancorp	612	17,534
Reliant Bancorp, Inc.	449	12,370
Renasant Corp.	2,163	100,990

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Republic Bancorp, Inc., Class A	433	21,048
Republic First Bancorp, Inc.*	1,968	15,350
S&T Bancorp, Inc.	1,545	72,090
Sandy Spring Bancorp, Inc.	1,550	60,450
SB One Bancorp	318	8,840
Seacoast Banking Corp. of Florida*	2,062	65,200
Select Bancorp, Inc.*	506	6,482
ServisFirst Bancshares, Inc.	2,081	89,691
Shore Bancshares, Inc.	567	10,654
Sierra Bancorp	631	18,722
Simmons First National Corp., Class A	4,056	128,170
SmartFinancial, Inc.*	505	12,413
South State Corp.	1,640	135,253
Southern First Bancshares, Inc.*	307	12,771
Southern National Bancorp of Virginia, Inc.	873	15,321
Southside Bancshares, Inc.	1,492	53,115
Spirit of Texas Bancshares, Inc.*	92	1,984
State Bank Financial Corp.	1,690	55,060
Stock Yards Bancorp, Inc.	967	37,423
Summit Financial Group, Inc.	487	12,272
Tompkins Financial Corp.	664	58,346
Towne Bank	2,950	96,170
TriCo Bancshares	1,139	44,284
TriState Capital Holdings, Inc.*	1,000	29,750
Triumph Bancorp, Inc.*	1,075	45,634
Trustmark Corp.	3,022	107,221
UMB Financial Corp.	2,029	152,662
Union Bankshares Corp.	2,933	122,013
Union Bankshares, Inc.	175	9,187
United Bankshares, Inc.	4,536	178,718
United Community Banks, Inc.	3,514	106,615
United Security Bancshares	584	6,482
Unity Bancorp, Inc.	345	8,418
Univest Corp. of Pennsylvania	1,293	36,851
Valley National Bancorp	14,461	174,255
Veritex Holdings, Inc.*	1,043	31,937
Washington Trust Bancorp, Inc.	676	40,560
WesBanco, Inc.	2,332	115,084
West Bancorporation, Inc.	713	17,219
Westamerica Bancorp	1,155	73,955
		10,092,037
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	374	113,378
Castle Brands, Inc.*	4,073	4,684
Celsius Holdings, Inc.*	1,026	4,689
Coca-Cola Bottling Co. Consolidated	210	35,608
Craft Brew Alliance, Inc.*	568	10,763
MGP Ingredients, Inc.	591	45,572
National Beverage Corp.*	531	62,573
Primo Water Corp.*	1,219	24,380
		301,647
Biotechnology - 3.7%
Abeona Therapeutics, Inc.*	1,382	21,283
ACADIA Pharmaceuticals, Inc.*	4,405	62,639
Acceleron Pharma, Inc.*	1,736	93,779
Achaogen, Inc.*	1,408	7,448
Achillion Pharmaceuticals, Inc.*	6,092	21,017
Acorda Therapeutics, Inc.*	1,950	56,160
Adamas Pharmaceuticals, Inc.*	986	22,708
ADMA Biologics, Inc.*	848	5,419
Aduro Biotech, Inc.*	2,870	21,238
Adverum Biotechnologies, Inc.*	2,438	18,529
Aeglea BioTherapeutics, Inc.*	732	8,001
Agenus, Inc.*	3,584	7,921
Aimmune Therapeutics, Inc.*	1,940	54,145
Akebia Therapeutics, Inc.*	2,255	18,514
Albireo Pharma, Inc.*	410	14,178
Alder Biopharmaceuticals, Inc.*	2,609	47,223
Aldeyra Therapeutics, Inc.*	715	6,042
Allena Pharmaceuticals, Inc.*	520	5,668
AMAG Pharmaceuticals, Inc.*	1,538	37,527
Amicus Therapeutics, Inc.*	8,483	114,351
AnaptysBio, Inc.*	833	73,837
Apellis Pharmaceuticals, Inc.*	1,620	31,363
Arbutus Biopharma Corp.*	1,585	14,423
Arcus Biosciences, Inc.*	232	3,341
Ardelyx, Inc.*	1,504	6,467
Arena Pharmaceuticals, Inc.*	2,222	86,302
ArQule, Inc.*	3,892	25,804
Array BioPharma, Inc.*	9,129	142,139
Arrowhead Pharmaceuticals, Inc.*	3,899	57,549
Arsanis, Inc.*	206	472
Atara Biotherapeutics, Inc.*	1,820	74,529
Athenex, Inc.*	1,886	30,987
Athersys, Inc.*	5,082	10,469
Audentes Therapeutics, Inc.*	1,432	52,125
AVEO Pharmaceuticals, Inc.*	4,553	13,613
Avid Bioservices, Inc.*	2,272	16,631
Bellicum Pharmaceuticals, Inc.*	1,784	12,898
BioCryst Pharmaceuticals, Inc.*	4,408	31,561
Biohaven Pharmaceutical Holding Co. Ltd.*	1,223	46,303
BioSpecifics Technologies Corp.*	257	13,785
BioTime, Inc.*	4,011	11,030
Blueprint Medicines Corp.*	1,855	142,223
Calithera Biosciences, Inc.*	1,394	7,597
Calyxt, Inc.*	231	3,911
Cara Therapeutics, Inc.*	1,216	24,527
CareDx, Inc.*	1,452	35,298
CASI Pharmaceuticals, Inc.*	2,238	15,554
Catalyst Biosciences, Inc.*	530	5,793
Catalyst Pharmaceuticals, Inc.*	4,321	14,562
Celcuity, Inc.*	257	6,353
Cellular Biomedicine Group, Inc.*	521	11,071
ChemoCentryx, Inc.*	982	12,943
Chimerix, Inc.*	1,973	7,872
Clovis Oncology, Inc.*	2,133	76,255
Cohbar, Inc.*(c)	1,000	5,240
Coherus Biosciences, Inc.*	2,099	42,295
Concert Pharmaceuticals, Inc.*	952	15,013
Corbus Pharmaceuticals Holdings, Inc.*	2,238	13,092
Corvus Pharmaceuticals, Inc.*	625	6,850
CTI BioPharma Corp.*	2,290	4,305
Cue Biopharma, Inc.*	794	7,638
Cytokinetics, Inc.*	2,062	16,290
CytomX Therapeutics, Inc.*	1,727	38,840
Deciphera Pharmaceuticals, Inc.*	339	12,540
Denali Therapeutics, Inc.*	761	14,938
Dicerna Pharmaceuticals, Inc.*	1,986	31,478
Dynavax Technologies Corp.*	2,794	38,697
Eagle Pharmaceuticals, Inc.*	468	32,353
Editas Medicine, Inc.*	2,047	67,203
Emergent BioSolutions, Inc.*	1,991	123,442
Enanta Pharmaceuticals, Inc.*	752	68,379
Epizyme, Inc.*	2,344	27,659

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Esperion Therapeutics, Inc.*	1,028	50,876
Evelo Biosciences, Inc.*	236	3,179
Fate Therapeutics, Inc.*	2,225	28,680
Fennec Pharmaceuticals, Inc.*	511	4,865
FibroGen, Inc.*	3,351	204,914
Five Prime Therapeutics, Inc.*	1,490	20,860
Flexion Therapeutics, Inc.*	1,508	34,533
Fortress Biotech, Inc.*	1,529	3,012
G1 Therapeutics, Inc.*	911	55,279
Genomic Health, Inc.*	928	56,766
Geron Corp.*	7,134	40,878
Global Blood Therapeutics, Inc.*	2,235	109,403
GlycoMimetics, Inc.*	1,510	22,227
GTx, Inc.*	205	4,904
Halozyme Therapeutics, Inc.*	5,590	102,912
Heron Therapeutics, Inc.*	2,856	110,099
Homology Medicines, Inc.*	471	7,842
Idera Pharmaceuticals, Inc.*	852	8,912
Immune Design Corp.*	1,507	5,727
ImmunoGen, Inc.*	5,739	58,480
Immunomedics, Inc.*	5,907	158,071
Inovio Pharmaceuticals, Inc.*	3,717	19,551
Insmed, Inc.*	3,427	68,300
Insys Therapeutics, Inc.*	1,202	11,239
Intellia Therapeutics, Inc.*	1,492	46,148
Intercept Pharmaceuticals, Inc.*	982	109,788
Intrexon Corp.*	3,113	47,878
Invitae Corp.*	2,860	42,357
Iovance Biotherapeutics, Inc.*	3,678	65,101
Ironwood Pharmaceuticals, Inc.*	6,206	119,403
Jounce Therapeutics, Inc.*	704	5,526
Kadmon Holdings, Inc.*	3,111	13,408
Karyopharm Therapeutics, Inc.*	2,172	45,721
Keryx Biopharmaceuticals, Inc.*	4,237	14,448
Kindred Biosciences, Inc.*	1,161	17,299
Kura Oncology, Inc.*	1,113	22,817
La Jolla Pharmaceutical Co.*	960	22,118
Lexicon Pharmaceuticals, Inc.*	1,934	22,376
Ligand Pharmaceuticals, Inc.*	935	242,810
Loxo Oncology, Inc.*	1,189	200,917
MacroGenics, Inc.*	1,759	38,469
Madrigal Pharmaceuticals, Inc.*	257	61,477
MannKind Corp.*	6,272	6,899
MediciNova, Inc.*	1,755	21,358
Mersana Therapeutics, Inc.*	559	7,798
MiMedx Group, Inc.*	4,635	24,566
Minerva Neurosciences, Inc.*	1,374	14,290
Miragen Therapeutics, Inc.*	1,148	7,129
Mirati Therapeutics, Inc.*	813	45,975
Molecular Templates, Inc.*	405	2,333
Momenta Pharmaceuticals, Inc.*	3,438	91,107
Mustang Bio, Inc.*	745	5,155
Myriad Genetics, Inc.*	2,940	146,383
NantKwest, Inc.*	1,245	4,221
Natera, Inc.*	1,316	36,374
NewLink Genetics Corp.*	1,303	4,039
Novavax, Inc.*	17,076	26,639
Nymox Pharmaceutical Corp.*	1,446	3,789
OPKO Health, Inc.*	14,410	85,307
Organovo Holdings, Inc.*	4,693	6,054
Ovid therapeutics, Inc.*	588	3,922
Palatin Technologies, Inc.*	8,784	8,872
PDL BioPharma, Inc.*	6,655	16,105
Pfenex, Inc.*	954	5,037
Pieris Pharmaceuticals, Inc.*	2,327	12,892
PolarityTE, Inc.*	390	11,146
Portola Pharmaceuticals, Inc.*	2,916	87,043
Progenics Pharmaceuticals, Inc.*	3,323	26,019
Proteostasis Therapeutics, Inc.*	1,125	3,026
Prothena Corp. plc*	1,798	27,366
PTC Therapeutics, Inc.*	2,025	84,524
Puma Biotechnology, Inc.*	1,304	57,311
Ra Pharmaceuticals, Inc.*	644	7,857
Radius Health, Inc.*	1,815	37,335
Recro Pharma, Inc.*	779	4,970
REGENXBIO, Inc.*	1,278	90,035
Repligen Corp.*	1,753	96,205
Retrophin, Inc.*	1,792	56,788
Rhythm Pharmaceuticals, Inc.*	545	17,167
Rigel Pharmaceuticals, Inc.*	7,389	25,196
Rocket Pharmaceuticals, Inc.*	933	22,252
Sangamo Therapeutics, Inc.*	4,540	82,855
Savara, Inc.*	1,122	13,195
Selecta Biosciences, Inc.*	807	10,943
Seres Therapeutics, Inc.*	922	8,095
Solid Biosciences, Inc.*	409	17,452
Sorrento Therapeutics, Inc.*	3,893	21,606
Spark Therapeutics, Inc.*	1,412	86,993
Spectrum Pharmaceuticals, Inc.*	4,435	95,486
Spero Therapeutics, Inc.*	295	3,366
Spring Bank Pharmaceuticals, Inc.*	496	7,038
Stemline Therapeutics, Inc.*	1,241	21,221
Surface Oncology, Inc.*	324	3,143
Syndax Pharmaceuticals, Inc.*	660	5,122
Synergy Pharmaceuticals, Inc.*	11,133	21,709
Synlogic, Inc.*	690	7,300
Syros Pharmaceuticals, Inc.*	1,098	13,494
T2 Biosystems, Inc.*	1,142	7,457
TG Therapeutics, Inc.*	2,650	33,655
Tocagen, Inc.*	796	7,761
Tyme Technologies, Inc.*	1,882	4,197
Ultragenyx Pharmaceutical, Inc.*	2,103	178,187
UNITY Biotechnology, Inc.*	225	4,289
Unum Therapeutics, Inc.*	160	2,610
Vanda Pharmaceuticals, Inc.*	2,298	44,409
Veracyte, Inc.*	1,087	13,740
Verastem, Inc.*	2,370	23,605
Vericel Corp.*	1,653	20,167
Viking Therapeutics, Inc.*	1,947	25,447
Vital Therapies, Inc.*	1,361	10,956
Voyager Therapeutics, Inc.*	961	20,892
Xencor, Inc.*	2,068	86,422
XOMA Corp.*	258	4,832
Zafgen, Inc.*	1,024	9,748
ZIOPHARM Oncology, Inc.*	5,892	17,205
		6,834,280
Building Products - 0.8%
AAON, Inc.	1,850	74,740
Advanced Drainage Systems, Inc.	1,987	62,292
American Woodmark Corp.*	633	53,773
Apogee Enterprises, Inc.	1,236	60,836
Armstrong Flooring, Inc.*	950	16,634
Builders FirstSource, Inc.*	5,060	79,037
Caesarstone Ltd.	1,030	19,519
Continental Building Products, Inc.*	1,663	62,030
CSW Industrials, Inc.*	706	39,536
Gibraltar Industries, Inc.*	1,433	65,058
Griffon Corp.	1,301	23,743
Insteel Industries, Inc.	813	31,179

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
JELD-WEN Holding, Inc.*	3,139	76,340
Masonite International Corp.*	1,227	82,148
NCI Building Systems, Inc.*	1,913	32,330
Patrick Industries, Inc.*	1,063	68,032
PGT Innovations, Inc.*	2,188	53,168
Quanex Building Products Corp.	1,568	25,715
Simpson Manufacturing Co., Inc.	1,854	142,332
Trex Co., Inc.*	2,648	224,286
Universal Forest Products, Inc.	2,686	100,618
		1,393,346
Capital Markets - 0.7%
Arlington Asset Investment Corp., Class A	1,239	12,601
Artisan Partners Asset Management, Inc., Class A	2,154	71,405
Ashford, Inc.	32	2,925
Associated Capital Group, Inc., Class A	122	4,563
B. Riley Financial, Inc.	902	20,656
Blucora, Inc.*	2,105	76,201
BrightSphere Investment Group plc	3,662	46,471
Cohen & Steers, Inc.	999	41,528
Cowen, Inc.*	1,260	19,152
Diamond Hill Investment Group, Inc.	143	26,682
Donnelley Financial Solutions, Inc.*	1,506	31,460
Federated Investors, Inc., Class B	4,339	100,491
Fidus Investment Corp.	1	10
GAIN Capital Holdings, Inc.	1,224	9,021
GAMCO Investors, Inc., Class A	191	4,937
Greenhill & Co., Inc.	968	26,620
Hamilton Lane, Inc., Class A	667	32,536
Houlihan Lokey, Inc.	1,333	62,691
INTL. FCStone, Inc.*	685	38,196
Investment Technology Group, Inc.	1,460	31,945
Ladenburg Thalmann Financial Services, Inc.	4,563	15,742
Moelis & Co., Class A	1,966	114,126
Oppenheimer Holdings, Inc., Class A	430	13,416
Piper Jaffray Cos.	661	50,897
PJT Partners, Inc., Class A	890	51,549
Pzena Investment Management, Inc., Class A	800	7,264
Safeguard Scientifics, Inc.*	863	8,889
Siebert Financial Corp.*	334	5,277
Silvercrest Asset Management Group, Inc., Class A	376	5,960
Stifel Financial Corp.	3,108	173,644
Value Line, Inc.	45	1,099
Virtus Investment Partners, Inc.	311	40,119
Waddell & Reed Financial, Inc., Class A	3,581	71,692
Westwood Holdings Group, Inc.	374	21,516
WisdomTree Investments, Inc.	5,237	43,048
		1,284,329
Chemicals - 1.1%
Advanced Emissions Solutions, Inc.	844	9,639
AdvanSix, Inc.*	1,373	46,462
AgroFresh Solutions, Inc.*	1,409	9,370
American Vanguard Corp.	1,285	28,142
Balchem Corp.	1,436	159,238
Chase Corp.	324	40,160
Ferro Corp.*	3,775	82,861
Flotek Industries, Inc.*	2,468	6,145
FutureFuel Corp.	1,159	17,188
GCP Applied Technologies, Inc.*	3,220	81,144
Hawkins, Inc.	431	17,800
HB Fuller Co.	2,271	129,424
Ingevity Corp.*	1,900	191,919
Innophos Holdings, Inc.	876	38,290
Innospec, Inc.	1,082	83,963
Intrepid Potash, Inc.*	4,278	14,545
KMG Chemicals, Inc.	661	51,214
Koppers Holdings, Inc.*	923	32,720
Kraton Corp.*	1,392	65,466
Kronos Worldwide, Inc.	1,015	20,432
LSB Industries, Inc.*	970	8,459
Marrone Bio Innovations, Inc.*	2,445	5,098
Minerals Technologies, Inc.	1,583	106,299
OMNOVA Solutions, Inc.*	1,962	17,756
PolyOne Corp.	3,581	151,333
PQ Group Holdings, Inc.*	1,643	29,246
Quaker Chemical Corp.	588	105,922
Rayonier Advanced Materials, Inc.	2,296	47,986
Sensient Technologies Corp.	1,908	135,506
Stepan Co.	910	81,181
Trecora Resources*	932	13,048
Tredegar Corp.	1,162	25,506
Trinseo SA	1,948	150,288
Tronox Ltd., Class A	4,197	67,950
Valhi, Inc.	1,131	3,732
		2,075,432
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	2,968	94,145
ACCO Brands Corp.	4,755	58,962
Advanced Disposal Services, Inc.*	3,247	86,630
Brady Corp., Class A	2,100	84,945
Brink’s Co. (The)	2,256	169,426
Casella Waste Systems, Inc., Class A*	1,785	50,658
CECO Environmental Corp.	1,357	11,453
CompX International, Inc.	72	972
Covanta Holding Corp.	5,270	93,015
Deluxe Corp.	2,144	126,968
Ennis, Inc.	1,114	24,285
Essendant, Inc.	1,671	24,113
Healthcare Services Group, Inc.	3,318	136,735
Heritage-Crystal Clean, Inc.*	659	15,355
Herman Miller, Inc.	2,663	101,993
HNI Corp.	1,947	85,863
Interface, Inc.	2,644	62,266
Kimball International, Inc., Class B	1,623	28,354
Knoll, Inc.	2,169	51,058
LSC Communications, Inc.	1,540	18,834
Matthews International Corp., Class A	1,397	72,504
McGrath RentCorp	1,082	62,756
Mobile Mini, Inc.	1,988	85,285
MSA Safety, Inc.	1,525	154,162
Multi-Color Corp.	623	38,470
NL Industries, Inc.*	378	2,986
PICO Holdings, Inc.*	934	11,161
Pitney Bowes, Inc.	8,430	61,202
Quad/Graphics, Inc.	1,467	33,404
RR Donnelley & Sons Co.	3,163	16,005
SP Plus Corp.*	1,013	39,406
Steelcase, Inc., Class A	3,801	55,495
Team, Inc.*	1,326	30,896

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tetra Tech, Inc.	2,486	173,523
UniFirst Corp.	680	125,936
US Ecology, Inc.	982	71,440
Viad Corp.	915	56,364
VSE Corp.	390	15,046
		2,432,071
Communications Equipment - 0.9%
Acacia Communications, Inc.*	1,225	49,943
ADTRAN, Inc.	2,143	36,860
Aerohive Networks, Inc.*	1,472	6,212
Applied Optoelectronics, Inc.*	839	34,701
CalAmp Corp.*	1,561	36,683
Calix, Inc.*	1,963	15,311
Casa Systems, Inc.*	648	9,519
Ciena Corp.*	6,424	202,870
Clearfield, Inc.*	512	6,989
Comtech Telecommunications Corp.	1,027	36,818
DASAN Zhone Solutions, Inc.*	261	2,829
Digi International, Inc.*	1,200	16,140
Extreme Networks, Inc.*	5,139	32,222
Finisar Corp.*	5,147	104,999
Harmonic, Inc.*	3,730	20,328
Infinera Corp.*	6,681	59,795
InterDigital, Inc.	1,548	127,865
KVH Industries, Inc.*	723	9,001
Lumentum Holdings, Inc.*	2,812	190,935
NETGEAR, Inc.*	1,399	99,119
NetScout Systems, Inc.*	3,770	94,250
Oclaro, Inc.*	7,537	71,903
Plantronics, Inc.	1,488	100,023
Quantenna Communications, Inc.*	1,492	27,259
Ribbon Communications, Inc.*	2,361	16,338
ViaSat, Inc.*	2,452	154,035
Viavi Solutions, Inc.*	10,190	114,128
		1,677,075
Construction & Engineering - 0.6%
Aegion Corp.*	1,436	35,842
Ameresco, Inc., Class A*	848	12,169
Argan, Inc.	658	26,188
Comfort Systems USA, Inc.	1,644	94,366
Dycom Industries, Inc.*	1,355	113,698
EMCOR Group, Inc.	2,601	208,340
Granite Construction, Inc.	1,966	89,807
Great Lakes Dredge & Dock Corp.*	2,557	14,000
HC2 Holdings, Inc.*	1,906	11,951
IES Holdings, Inc.*	377	7,219
Infrastructure and Energy Alternatives, Inc.*	768	8,141
KBR, Inc.	6,320	132,594
MasTec, Inc.*	2,908	127,370
MYR Group, Inc.*	717	24,930
Northwest Pipe Co.*	430	7,766
NV5 Global, Inc.*	375	33,169
Orion Group Holdings, Inc.*	1,236	10,654
Primoris Services Corp.	1,869	46,837
Sterling Construction Co., Inc.*	1,196	17,402
Tutor Perini Corp.*	1,680	34,188
Willscot Corp.*	1,460	25,477
		1,082,108
Construction Materials - 0.1%
Forterra, Inc.*	845	7,149
Summit Materials, Inc., Class A*	5,021	106,797
United States Lime & Minerals, Inc.	86	6,526
US Concrete, Inc.*	716	34,511
		154,983
Consumer Finance - 0.4%
Curo Group Holdings Corp.*	346	10,678
Elevate Credit, Inc.*	904	8,461
Encore Capital Group, Inc.*	1,162	45,027
Enova International, Inc.*	1,488	49,402
EZCORP, Inc., Class A*	2,242	24,886
FirstCash, Inc.	1,994	162,112
Green Dot Corp., Class A*	2,142	183,505
LendingClub Corp.*	14,167	51,143
Nelnet, Inc., Class A	837	48,253
PRA Group, Inc.*	2,000	73,100
Regional Management Corp.*	415	13,832
World Acceptance Corp.*	278	32,974
		703,373
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,143	63,071
Greif, Inc., Class B	250	14,212
Myers Industries, Inc.	1,373	30,549
UFP Technologies, Inc.*	300	10,575
		118,407
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	2,048	73,257
Funko, Inc., Class A*	473	12,024
Weyco Group, Inc.	280	9,931
		95,212
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc.*	2,680	128,238
American Public Education, Inc.*	721	25,055
Cambium Learning Group, Inc.*	647	8,657
Career Education Corp.*	3,042	48,520
Carriage Services, Inc.	670	15,256
Chegg, Inc.*	4,771	154,485
Houghton Mifflin Harcourt Co.*	4,638	29,915
K12, Inc.*	1,718	28,450
Laureate Education, Inc., Class A*	2,255	36,012
Regis Corp.*	1,583	33,860
Sotheby’s*	1,670	80,193
Strategic Education, Inc.	935	129,750
Weight Watchers International, Inc.*	1,726	129,278
		847,669
Diversified Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,374	28,401
Cannae Holdings, Inc.*	3,044	59,175
FGL Holdings*	6,351	55,317
Marlin Business Services Corp.	390	11,154
On Deck Capital, Inc.*	2,289	18,816
Tiptree, Inc.	1,253	8,144
		181,007
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	471	34,491
Cincinnati Bell, Inc.*	2,056	26,728
Cogent Communications Holdings, Inc.	1,874	102,508
Consolidated Communications Holdings, Inc.	3,141	37,095
Frontier Communications Corp.	3,543	18,424
Intelsat SA*	1,789	39,304
Iridium Communications, Inc.*	4,300	87,075

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ooma, Inc.*	816	13,056
ORBCOMM, Inc.*	3,275	35,337
pdvWireless, Inc.*	418	12,561
Vonage Holdings Corp.*	9,907	140,481
Windstream Holdings, Inc.*	1,828	8,610
		555,670
Electric Utilities - 0.6%
ALLETE, Inc.	2,311	173,510
El Paso Electric Co.	1,817	111,382
IDACORP, Inc.	2,260	221,141
MGE Energy, Inc.	1,568	102,626
Otter Tail Corp.	1,765	84,543
PNM Resources, Inc.	3,565	138,857
Portland General Electric Co.	4,007	185,925
Spark Energy, Inc., Class A	510	4,488
		1,022,472
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	315	15,385
Atkore International Group, Inc.*	1,770	48,463
AZZ, Inc.	1,162	62,457
Babcock & Wilcox Enterprises, Inc.*	1,434	2,008
Encore Wire Corp.	909	45,677
Energous Corp.*	1,046	13,410
EnerSys	1,889	156,768
Enphase Energy, Inc.*	3,874	18,944
FuelCell Energy, Inc.*	3,652	4,273
Generac Holdings, Inc.*	2,720	150,933
Plug Power, Inc.*	9,574	18,861
Powell Industries, Inc.	393	15,386
Preformed Line Products Co.	139	11,356
Sunrun, Inc.*	4,252	55,786
Thermon Group Holdings, Inc.*	1,448	38,806
TPI Composites, Inc.*	652	18,275
Vicor Corp.*	773	48,274
Vivint Solar, Inc.*	1,376	7,224
		732,286
Electronic Equipment, Instruments & Components - 1.4%
Anixter International, Inc.*	1,319	95,100
AVX Corp.	2,089	44,182
Badger Meter, Inc.	1,277	70,171
Bel Fuse, Inc., Class B	428	12,262
Belden, Inc.	1,812	131,769
Benchmark Electronics, Inc.	2,140	55,319
Control4 Corp.*	1,163	37,693
CTS Corp.	1,468	54,243
Daktronics, Inc.	1,609	13,049
Electro Scientific Industries, Inc.*	1,423	31,235
ePlus, Inc.*	607	62,916
Fabrinet*	1,616	77,358
FARO Technologies, Inc.*	755	51,491
Fitbit, Inc., Class A*	9,266	55,781
II-VI, Inc.*	2,772	137,907
Insight Enterprises, Inc.*	1,574	86,790
Iteris, Inc.*	1,142	5,881
Itron, Inc.*	1,519	100,862
KEMET Corp.*	2,494	64,445
Kimball Electronics, Inc.*	1,163	23,027
Knowles Corp.*	3,914	70,961
Maxwell Technologies, Inc.*	1,527	5,451
Mesa Laboratories, Inc.	145	29,109
Methode Electronics, Inc.	1,615	64,035
MTS Systems Corp.	798	43,172
Napco Security Technologies, Inc.*	528	7,973
nLight, Inc.*	314	9,674
Novanta, Inc.*	1,471	112,679
OSI Systems, Inc.*	754	58,729
PAR Technology Corp.*	507	13,020
Park Electrochemical Corp.	861	18,408
PC Connection, Inc.	516	20,485
Plexus Corp.*	1,467	92,846
Rogers Corp.*	821	113,356
Sanmina Corp.*	3,038	93,570
ScanSource, Inc.*	1,127	45,813
SYNNEX Corp.	1,360	131,879
Tech Data Corp.*	1,715	124,766
TTM Technologies, Inc.*	4,202	78,577
Vishay Intertechnology, Inc.	5,939	141,348
Vishay Precision Group, Inc.*	464	20,091
		2,507,423
Energy Equipment & Services - 1.0%
Archrock, Inc.	5,695	72,042
Basic Energy Services, Inc.*	857	7,593
Bristow Group, Inc.*	1,457	15,969
C&J Energy Services, Inc.*	2,892	60,587
Cactus, Inc., Class A*	1,646	56,260
CARBO Ceramics, Inc.*	916	7,923
Covia Holdings Corp.*	1,394	15,794
Dawson Geophysical Co.*	947	5,871
Diamond Offshore Drilling, Inc.*	2,905	50,605
Dril-Quip, Inc.*	1,705	89,768
Era Group, Inc.*	904	10,794
Exterran Corp.*	1,448	39,661
Forum Energy Technologies, Inc.*	3,630	43,379
Frank’s International NV*	3,278	28,945
FTS International, Inc.*	1,012	11,162
Gulfmark Offshore, Inc.*	164	5,986
Helix Energy Solutions Group, Inc.*	6,306	59,024
Independence Contract Drilling, Inc.*	1,538	6,721
ION Geophysical Corp.*	475	8,526
Keane Group, Inc.*	2,465	30,270
Key Energy Services, Inc.*	457	6,106
Liberty Oilfield Services, Inc., Class A*	662	13,002
Mammoth Energy Services, Inc.	379	10,415
Matrix Service Co.*	1,184	24,746
McDermott International, Inc.*	8,035	155,397
Natural Gas Services Group, Inc.*	561	12,398
NCS Multistage Holdings, Inc.*	436	7,094
Newpark Resources, Inc.*	3,940	41,370
Nine Energy Service, Inc.*	356	10,673
Noble Corp. plc*	11,056	67,442
Nuverra Environmental Solutions, Inc.*	57	658
Ocean Rig UDW, Inc., Class A*	2,448	66,292
Oceaneering International, Inc.*	4,427	125,151
Oil States International, Inc.*	2,672	90,447
PHI, Inc. (Non-Voting)*	528	4,303
Pioneer Energy Services Corp.*	3,417	10,934
Profire Energy, Inc.*	1,061	3,024
ProPetro Holding Corp.*	3,179	48,384
Quintana Energy Services, Inc.*	275	2,153
RigNet, Inc.*	627	10,220
Rowan Cos. plc, Class A*	5,713	80,211
SEACOR Holdings, Inc.*	767	39,462
SEACOR Marine Holdings, Inc.*	722	14,787

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Select Energy Services, Inc., Class A*	2,025	27,641
Smart Sand, Inc.*	995	4,955
Solaris Oilfield Infrastructure, Inc., Class A*	1,164	20,044
Superior Energy Services, Inc.*	6,870	61,830
TETRA Technologies, Inc.*	5,454	25,034
Tidewater, Inc.*	1,072	34,304
Unit Corp.*	2,346	61,676
US Silica Holdings, Inc.	3,506	74,292
		1,781,325
Equity Real Estate Investment Trusts (REITs) - 3.7%
Acadia Realty Trust	3,609	102,929
Agree Realty Corp.	1,354	77,273
Alexander & Baldwin, Inc.	3,063	71,889
Alexander’s, Inc.	95	34,288
American Assets Trust, Inc.	1,724	68,098
Americold Realty Trust	2,350	58,515
Armada Hoffler Properties, Inc.	2,016	31,429
Ashford Hospitality Trust, Inc.	3,809	24,720
Bluerock Residential Growth REIT, Inc.	1,069	10,572
Braemar Hotels & Resorts, Inc.	1,313	15,165
BRT Apartments Corp.	372	4,788
CareTrust REIT, Inc.	3,387	62,490
CatchMark Timber Trust, Inc., Class A	2,196	27,538
CBL & Associates Properties, Inc.	7,588	33,843
Cedar Realty Trust, Inc.	3,966	17,728
Chatham Lodging Trust	2,023	43,393
Chesapeake Lodging Trust	2,661	87,574
City Office REIT, Inc.	1,587	20,488
Clipper Realty, Inc.	663	8,089
Community Healthcare Trust, Inc.	777	24,110
CoreCivic, Inc.	5,323	137,812
CorEnergy Infrastructure Trust, Inc.	532	19,901
CorePoint Lodging, Inc.	1,823	38,010
Cousins Properties, Inc.	18,844	176,191
DiamondRock Hospitality Co.	8,963	107,197
Easterly Government Properties, Inc.	2,051	41,533
EastGroup Properties, Inc.	1,544	150,185
Education Realty Trust, Inc.	3,409	141,064
Farmland Partners, Inc.	1,421	10,032
First Industrial Realty Trust, Inc.	5,578	181,062
Four Corners Property Trust, Inc.	2,767	74,543
Franklin Street Properties Corp.	4,673	40,048
Front Yard Residential Corp.	2,210	27,006
GEO Group, Inc. (The)	5,442	138,064
Getty Realty Corp.	1,448	42,151
Gladstone Commercial Corp.	1,256	25,007
Gladstone Land Corp.	588	8,056
Global Medical REIT, Inc.	850	8,135
Global Net Lease, Inc.	3,035	65,829
Government Properties Income Trust	4,426	74,844
Gramercy Property Trust	7,188	196,592
Healthcare Realty Trust, Inc.	5,558	172,076
Hersha Hospitality Trust	1,596	37,666
Independence Realty Trust, Inc.	3,911	40,401
Industrial Logistics Properties Trust	905	21,783
InfraREIT, Inc.	1,983	41,425
Innovative Industrial Properties, Inc.	286	12,984
Investors Real Estate Trust	5,372	29,277
iStar, Inc.	2,915	32,619
Jernigan Capital, Inc.	602	12,046
Kite Realty Group Trust	3,708	64,816
LaSalle Hotel Properties	4,960	174,146
Lexington Realty Trust	9,651	90,140
LTC Properties, Inc.	1,761	81,798
Mack-Cali Realty Corp.	4,054	88,539
MedEquities Realty Trust, Inc.	1,280	13,709
Monmouth Real Estate Investment Corp.	3,412	59,335
National Health Investors, Inc.	1,805	143,046
National Storage Affiliates Trust	2,268	64,320
New Senior Investment Group, Inc.	3,345	21,207
NexPoint Residential Trust, Inc.	736	23,773
NorthStar Realty Europe Corp.	2,099	28,798
One Liberty Properties, Inc.	670	19,289
Pebblebrook Hotel Trust	3,054	117,915
Pennsylvania REIT	3,086	31,477
Physicians Realty Trust	8,187	143,191
Piedmont Office Realty Trust, Inc., Class A	5,742	113,921
PotlatchDeltic Corp.	2,756	133,115
Preferred Apartment Communities, Inc., Class A	1,755	31,274
PS Business Parks, Inc.	896	116,865
QTS Realty Trust, Inc., Class A	2,282	104,356
Ramco-Gershenson Properties Trust	3,555	49,628
Retail Opportunity Investments Corp.	4,980	98,305
Rexford Industrial Realty, Inc.	3,614	117,455
RLJ Lodging Trust	7,790	170,679
Ryman Hospitality Properties, Inc.	2,007	178,081
Sabra Health Care REIT, Inc.	7,973	188,003
Safety Income & Growth, Inc.	358	5,907
Saul Centers, Inc.	520	31,200
Select Income REIT	2,833	58,218
Seritage Growth Properties, Class A	1,449	74,595
Spirit MTA REIT*	1,931	20,700
STAG Industrial, Inc.	4,388	126,682
Summit Hotel Properties, Inc.	4,635	63,639
Sunstone Hotel Investors, Inc.	10,110	169,646
Tanger Factory Outlet Centers, Inc.	4,120	99,127
Terreno Realty Corp.	2,468	94,796
Tier REIT, Inc.	2,140	51,018
UMH Properties, Inc.	1,469	23,445
Universal Health Realty Income Trust	574	43,768
Urban Edge Properties	4,904	112,105
Urstadt Biddle Properties, Inc., Class A	1,325	30,144
Washington Prime Group, Inc.	8,375	64,823
Washington REIT	3,531	111,438
Whitestone REIT	1,710	23,324
Xenia Hotels & Resorts, Inc.	4,819	116,909
		6,717,123
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	1,221	49,878
Chefs’ Warehouse, Inc. (The)*	972	28,577
Ingles Markets, Inc., Class A	631	22,684
Natural Grocers by Vitamin Cottage, Inc.*	405	7,861
Performance Food Group Co.*	4,562	151,002
PriceSmart, Inc.	988	85,808

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Rite Aid Corp.*	47,155	64,602
Smart & Final Stores, Inc.*	1,010	7,070
SpartanNash Co.	1,596	34,075
SUPERVALU, Inc.*	1,707	55,119
United Natural Foods, Inc.*	2,255	80,075
Village Super Market, Inc., Class A	369	10,767
Weis Markets, Inc.	430	20,034
		617,552
Food Products - 0.6%
Alico, Inc.	145	4,683
B&G Foods, Inc.	2,947	94,157
Calavo Growers, Inc.	711	75,259
Cal-Maine Foods, Inc.	1,396	69,032
Darling Ingredients, Inc.*	7,346	145,304
Dean Foods Co.	4,086	31,135
Farmer Brothers Co.*	453	13,137
Fresh Del Monte Produce, Inc.	1,363	51,031
Freshpet, Inc.*	1,177	43,726
Hostess Brands, Inc.*	4,425	52,038
J&J Snack Foods Corp.	675	98,212
John B Sanfilippo & Son, Inc.	384	28,059
Lancaster Colony Corp.	847	132,361
Landec Corp.*	1,216	16,355
Limoneira Co.	543	16,752
Sanderson Farms, Inc.	913	96,559
Seneca Foods Corp., Class A*	312	10,078
Simply Good Foods Co. (The)*	2,699	48,582
Tootsie Roll Industries, Inc.	734	21,139
		1,047,599
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	708	60,888
New Jersey Resources Corp.	3,904	178,022
Northwest Natural Gas Co.	1,281	83,137
ONE Gas, Inc.	2,333	183,211
RGC Resources, Inc.	333	8,968
South Jersey Industries, Inc.	3,846	127,610
Southwest Gas Holdings, Inc.	2,160	167,011
Spire, Inc.	2,208	164,606
		973,453
Health Care Equipment & Supplies - 2.2%
Accuray, Inc.*	3,747	14,988
AngioDynamics, Inc.*	1,632	36,589
Anika Therapeutics, Inc.*	642	26,572
Antares Pharma, Inc.*	6,464	22,883
AtriCure, Inc.*	1,504	51,963
Atrion Corp.	67	43,888
Avanos Medical, Inc.*	2,104	151,698
AxoGen, Inc.*	1,490	65,336
Cardiovascular Systems, Inc.*	1,452	55,946
Cerus Corp.*	5,800	45,124
CONMED Corp.	1,129	90,805
CryoLife, Inc.*	1,593	55,277
CryoPort, Inc.*	1,123	15,947
Cutera, Inc.*	602	20,468
CytoSorbents Corp.*	1,274	18,664
Endologix, Inc.*	3,724	8,565
FONAR Corp.*	279	7,310
GenMark Diagnostics, Inc.*	2,322	19,876
Glaukos Corp.*	1,479	101,119
Globus Medical, Inc., Class A*	3,211	171,050
Haemonetics Corp.*	2,409	268,941
Helius Medical Technologies, Inc.*	730	7,315
Heska Corp.*	295	31,565
Inogen, Inc.*	791	209,544
Integer Holdings Corp.*	1,390	111,061
IntriCon Corp.*	275	20,322
Invacare Corp.	1,474	22,405
iRadimed Corp.*	159	4,372
iRhythm Technologies, Inc.*	1,068	99,420
K2M Group Holdings, Inc.*	1,844	50,415
Lantheus Holdings, Inc.*	1,661	26,742
LeMaitre Vascular, Inc.	703	26,370
LivaNova plc*	2,178	273,448
Meridian Bioscience, Inc.	1,861	29,218
Merit Medical Systems, Inc.*	2,195	129,176
Natus Medical, Inc.*	1,445	53,898
Neogen Corp.*	2,256	210,801
Nevro Corp.*	1,304	87,916
Novocure Ltd.*	3,215	144,836
NuVasive, Inc.*	2,303	161,648
Nuvectra Corp.*	626	14,611
NxStage Medical, Inc.*	2,949	83,575
OraSure Technologies, Inc.*	2,699	43,211
Orthofix Medical, Inc.*	782	41,884
OrthoPediatrics Corp.*	311	10,829
Oxford Immunotec Global plc*	1,138	16,751
Pulse Biosciences, Inc.*	474	6,807
Quidel Corp.*	1,473	113,244
Rockwell Medical, Inc.*	2,126	10,439
RTI Surgical, Inc.*	2,545	11,389
SeaSpine Holdings Corp.*	522	8,039
Senseonics Holdings, Inc.*	2,981	12,162
Sientra, Inc.*	1,040	26,125
STAAR Surgical Co.*	1,865	88,960
Surmodics, Inc.*	584	45,990
Tactile Systems Technology, Inc.*	780	52,783
Tandem Diabetes Care, Inc.*	1,999	91,334
TransEnterix, Inc.*	6,985	40,513
Utah Medical Products, Inc.	154	13,991
Varex Imaging Corp.*	1,710	53,694
ViewRay, Inc.*	2,215	22,327
Wright Medical Group NV*	5,563	161,216
		3,963,355
Health Care Providers & Services - 1.1%
AAC Holdings, Inc.*	587	5,201
Addus HomeCare Corp.*	341	22,131
Amedisys, Inc.*	1,280	160,013
American Renal Associates Holdings, Inc.*	581	12,753
AMN Healthcare Services, Inc.*	2,117	123,421
Apollo Medical Holdings, Inc.*	1,108	16,897
BioScrip, Inc.*	5,670	16,443
BioTelemetry, Inc.*	1,452	89,734
Brookdale Senior Living, Inc.*	8,377	83,100
Capital Senior Living Corp.*	1,106	9,810
Civitas Solutions, Inc.*	728	11,648
Community Health Systems, Inc.*	3,836	14,884
CorVel Corp.*	408	24,256
Cross Country Healthcare, Inc.*	1,587	15,886
Diplomat Pharmacy, Inc.*	2,546	52,600
Ensign Group, Inc. (The)	2,208	86,267
Genesis Healthcare, Inc.*	2,508	4,439
HealthEquity, Inc.*	2,428	228,742
LHC Group, Inc.*	1,384	136,919
LifePoint Health, Inc.*	1,591	102,460
Magellan Health, Inc.*	1,107	81,364
National HealthCare Corp.	546	42,080
National Research Corp.	492	19,262
Owens & Minor, Inc.	2,738	46,491

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Patterson Cos., Inc.	3,676	82,894
PetIQ, Inc.*	454	17,779
Providence Service Corp. (The)*	512	34,376
Quorum Health Corp.*	1,279	5,819
R1 RCM, Inc.*	4,611	45,972
RadNet, Inc.*	1,778	24,625
Select Medical Holdings Corp.*	4,857	96,169
Surgery Partners, Inc.*	837	14,522
Tenet Healthcare Corp.*	3,752	126,517
Tivity Health, Inc.*	1,793	61,679
Triple-S Management Corp., Class B*	986	21,465
US Physical Therapy, Inc.	560	70,140
		2,008,758
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	7,959	116,281
Castlight Health, Inc., Class B*	3,445	10,335
Computer Programs & Systems, Inc.	515	14,060
Evolent Health, Inc., Class A*	3,024	77,112
HealthStream, Inc.	1,163	36,902
HMS Holdings Corp.*	3,715	119,066
Inovalon Holdings, Inc., Class A*	3,085	33,935
Inspire Medical Systems, Inc.*	353	19,411
Medidata Solutions, Inc.*	2,585	219,673
NantHealth, Inc.*	914	2,029
Omnicell, Inc.*	1,721	118,319
Quality Systems, Inc.*	2,381	54,501
Simulations Plus, Inc.	514	10,717
Tabula Rasa HealthCare, Inc.*	778	68,207
Teladoc Health, Inc.*	3,005	233,038
Vocera Communications, Inc.*	1,313	43,539
		1,177,125
Hotels, Restaurants & Leisure - 1.7%
BBX Capital Corp.	2,940	21,844
Belmond Ltd., Class A*	4,015	67,251
Biglari Holdings, Inc., Class A*	6	5,749
BJ’s Restaurants, Inc.	914	69,190
Bloomin’ Brands, Inc.	3,758	72,529
Bluegreen Vacations Corp.	337	6,295
Bojangles’, Inc.*	777	11,344
Boyd Gaming Corp.	3,691	134,426
Brinker International, Inc.	1,969	87,187
Carrols Restaurant Group, Inc.*	1,556	24,585
Century Casinos, Inc.*	1,212	9,696
Cheesecake Factory, Inc. (The)	1,913	101,714
Churchill Downs, Inc.	532	150,343
Chuy’s Holdings, Inc.*	751	21,742
Cracker Barrel Old Country Store, Inc.	861	128,367
Dave & Buster’s Entertainment, Inc.*	1,785	103,834
Del Frisco’s Restaurant Group, Inc.*	908	8,581
Del Taco Restaurants, Inc.*	1,394	18,024
Denny’s Corp.*	2,775	41,819
Dine Brands Global, Inc.	752	62,732
Drive Shack, Inc., REIT*	2,709	16,796
El Pollo Loco Holdings, Inc.*	960	11,424
Eldorado Resorts, Inc.*	2,947	141,603
Empire Resorts, Inc.*	159	1,980
Fiesta Restaurant Group, Inc.*	1,067	30,676
Golden Entertainment, Inc.*	817	23,701
Habit Restaurants, Inc. (The), Class A*	911	15,077
International Speedway Corp., Class A	1,081	47,726
J Alexander’s Holdings, Inc.*	575	7,130
Jack in the Box, Inc.	1,318	119,464
Lindblad Expeditions Holdings, Inc.*	953	14,476
Marriott Vacations Worldwide Corp.	1,738	206,822
Monarch Casino & Resort, Inc.*	510	23,996
Nathan’s Famous, Inc.	126	11,176
Noodles & Co.*	563	6,925
OBH, Inc.*	44	8,692
Papa John’s International, Inc.	1,011	46,627
Penn National Gaming, Inc.*	3,831	132,016
Pinnacle Entertainment, Inc.*	2,338	80,053
Planet Fitness, Inc., Class A*	3,965	203,682
PlayAGS, Inc.*	721	23,101
Potbelly Corp.*	1,029	13,943
RCI Hospitality Holdings, Inc.	407	13,199
Red Lion Hotels Corp.*	714	9,746
Red Robin Gourmet Burgers, Inc.*	585	24,161
Red Rock Resorts, Inc., Class A	3,116	101,706
Ruth’s Hospitality Group, Inc.	1,296	39,917
Scientific Games Corp.*	2,464	74,659
SeaWorld Entertainment, Inc.*	2,460	72,127
Shake Shack, Inc., Class A*	1,100	66,495
Sonic Corp.	1,596	57,233
Speedway Motorsports, Inc.	510	9,124
Texas Roadhouse, Inc.	3,040	209,608
Town Sports International Holdings, Inc.*	647	5,920
Wingstop, Inc.	1,299	86,968
Zoe’s Kitchen, Inc.*	852	11,672
		3,116,873
Household Durables - 0.9%
AV Homes, Inc.*	539	11,562
Bassett Furniture Industries, Inc.	456	10,648
Beazer Homes USA, Inc.*	1,411	18,075
Cavco Industries, Inc.*	383	93,988
Century Communities, Inc.*	1,155	33,784
Ethan Allen Interiors, Inc.	1,100	24,475
Flexsteel Industries, Inc.	329	11,739
GoPro, Inc., Class A*	5,062	32,447
Green Brick Partners, Inc.*	1,101	11,505
Hamilton Beach Brands Holding Co., Class A	288	6,667
Helen of Troy Ltd.*	1,202	142,978
Hooker Furniture Corp.	519	21,824
Hovnanian Enterprises, Inc., Class A*	5,434	8,477
Installed Building Products, Inc.*	986	45,898
iRobot Corp.*	1,214	137,789
KB Home	3,852	95,722
La-Z-Boy, Inc.	2,091	69,526
LGI Homes, Inc.*	830	47,808
Lifetime Brands, Inc.	531	6,186
M/I Homes, Inc.*	1,237	32,051
MDC Holdings, Inc.	2,029	64,319
Meritage Homes Corp.*	1,739	75,038
New Home Co., Inc. (The)*	582	5,110
Purple Innovation, Inc.*	196	1,091
Roku, Inc.*	1,942	115,530
Skyline Champion Corp.	308	8,904

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Taylor Morrison Home Corp., Class A*	5,023	97,748
TopBuild Corp.*	1,586	98,776
TRI Pointe Group, Inc.*	6,784	98,300
Tupperware Brands Corp.	2,296	74,666
Turtle Beach Corp.*	355	8,133
Universal Electronics, Inc.*	618	26,698
Vuzix Corp.*	1,055	6,857
William Lyon Homes, Class A*	1,427	27,926
ZAGG, Inc.*	1,223	19,813
		1,592,058
Household Products - 0.1%
Central Garden & Pet Co.*	467	18,540
Central Garden & Pet Co., Class A*	1,601	58,164
Oil-Dri Corp. of America	223	9,065
WD-40 Co.	610	108,245
		194,014
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	4,970	10,934
NRG Yield, Inc., Class A	1,563	30,775
NRG Yield, Inc., Class C	2,950	58,558
Ormat Technologies, Inc.	1,783	93,875
Pattern Energy Group, Inc., Class A	3,621	73,796
TerraForm Power, Inc., Class A	3,274	36,603
		304,541
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	1,603	77,585

Insurance - 1.5%
Ambac Financial Group, Inc.*	2,027	42,831
American Equity Investment Life Holding Co.	4,014	148,879
AMERISAFE, Inc.	853	54,421
AmTrust Financial Services, Inc.	4,963	72,162
Argo Group International Holdings Ltd.	1,449	92,301
Citizens, Inc.*	2,220	18,648
CNO Financial Group, Inc.	7,486	161,772
Crawford & Co., Class B	525	4,578
Donegal Group, Inc., Class A	419	6,055
eHealth, Inc.*	838	24,461
EMC Insurance Group, Inc.	411	10,555
Employers Holdings, Inc.	1,446	66,299
Enstar Group Ltd.*	541	115,504
FBL Financial Group, Inc., Class A	444	36,119
FedNat Holding Co.	513	13,492
Genworth Financial, Inc., Class A*	22,591	105,048
Global Indemnity Ltd.	374	14,747
Goosehead Insurance, Inc., Class A*	435	13,494
Greenlight Capital Re Ltd., Class A*	1,334	17,142
Hallmark Financial Services, Inc.*	587	6,592
HCI Group, Inc.	328	13,284
Health Insurance Innovations, Inc., Class A*	520	27,508
Heritage Insurance Holdings, Inc.	896	13,126
Horace Mann Educators Corp.	1,844	85,377
Independence Holding Co.	208	7,332
Investors Title Co.	64	12,416
James River Group Holdings Ltd.	1,158	47,420
Kemper Corp.	2,363	192,230
Kingstone Cos., Inc.	413	7,661
Kinsale Capital Group, Inc.	871	52,931
Maiden Holdings Ltd.	3,051	11,594
MBIA, Inc.*	3,968	40,751
National General Holdings Corp.	2,759	75,348
National Western Life Group, Inc., Class A	104	33,899
Navigators Group, Inc. (The)	931	65,170
NI Holdings, Inc.*	433	7,309
Primerica, Inc.	1,960	239,610
ProAssurance Corp.	2,377	114,928
Protective Insurance Corp., Class B	432	10,152
RLI Corp.	1,760	135,467
Safety Insurance Group, Inc.	660	63,822
Selective Insurance Group, Inc.	2,604	167,177
State Auto Financial Corp.	748	23,480
Stewart Information Services Corp.	1,045	46,795
Third Point Reinsurance Ltd.*	3,617	48,468
Trupanion, Inc.*	1,074	41,016
United Fire Group, Inc.	943	46,707
United Insurance Holdings Corp.	919	19,143
Universal Insurance Holdings, Inc.	1,416	63,154
WMIH Corp.*	13,938	21,046
		2,759,421
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,199	14,448
Duluth Holdings, Inc., Class B*	371	10,737
Fluent, Inc.*	1,460	3,504
Gaia, Inc.*	506	8,855
Groupon, Inc.*	19,757	84,362
Lands’ End, Inc.*	474	12,182
Liberty Expedia Holdings, Inc., Class A*	2,441	112,652
Liberty TripAdvisor Holdings, Inc., Class A*	3,257	51,624
Nutrisystem, Inc.	1,321	48,877
Overstock.com, Inc.*	931	27,185
PetMed Express, Inc.	891	32,691
Shutterfly, Inc.*	1,480	114,966
		522,083
Internet Software & Services - 2.2%
Alarm.com Holdings, Inc.*	1,380	77,680
Alteryx, Inc., Class A*	1,255	72,853
Amber Road, Inc.*	1,046	9,132
Appfolio, Inc., Class A*	664	56,706
Apptio, Inc., Class A*	1,508	58,510
Benefitfocus, Inc.*	895	39,469
Box, Inc., Class A*	5,701	140,017
Brightcove, Inc.*	1,564	12,825
Carbonite, Inc.*	1,197	49,735
Cardlytics, Inc.*	255	5,199
Care.com, Inc.*	877	17,040
Cargurus, Inc.*	2,200	108,504
Cars.com, Inc.*	3,250	87,457
ChannelAdvisor Corp.*	1,158	15,112
Cimpress NV*	990	138,600
Cision Ltd.*	1,756	31,801
Cloudera, Inc.*	4,632	69,526
Cornerstone OnDemand, Inc.*	2,389	135,122
Coupa Software, Inc.*	2,383	170,885
eGain Corp.*	793	11,340
Endurance International Group Holdings, Inc.*	3,143	30,330
Envestnet, Inc.*	1,980	125,136
Etsy, Inc.*	5,351	260,540
Five9, Inc.*	2,545	122,287
Fusion Connect, Inc.*	932	3,448

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gogo, Inc.*	2,582	11,593
GTT Communications, Inc.*	1,568	67,502
Hortonworks, Inc.*	3,074	68,612
Instructure, Inc.*	1,403	57,453
Internap Corp.*	897	12,038
j2 Global, Inc.	2,102	173,562
Leaf Group Ltd.*	733	8,100
Limelight Networks, Inc.*	4,811	24,392
Liquidity Services, Inc.*	1,168	8,410
LivePerson, Inc.*	2,525	67,923
Meet Group, Inc. (The)*	3,118	15,902
MINDBODY, Inc., Class A*	1,925	71,417
New Relic, Inc.*	1,989	204,390
Pandora Media, Inc.*	11,472	106,001
Q2 Holdings, Inc.*	1,645	102,484
QuinStreet, Inc.*	1,676	25,425
Quotient Technology, Inc.*	3,573	53,416
Remark Holdings, Inc.*	1,218	4,287
SendGrid, Inc.*	402	14,581
ShotSpotter, Inc.*	324	18,481
Shutterstock, Inc.	842	46,344
SPS Commerce, Inc.*	759	74,587
Stamps.com, Inc.*	781	194,039
TechTarget, Inc.*	914	21,927
Telaria, Inc.*	1,969	8,093
Trade Desk, Inc. (The), Class A*	1,408	199,767
Travelzoo*	215	2,666
TrueCar, Inc.*	4,100	52,726
Tucows, Inc., Class A*	427	25,001
Veritone, Inc.*	318	3,320
Web.com Group, Inc.*	1,809	50,562
XO Group, Inc.*	1,085	32,615
Yelp, Inc.*	3,636	171,328
Yext, Inc.*	3,640	90,490
		3,938,688
IT Services - 1.1%
Acxiom Corp.*	3,524	161,012
CACI International, Inc., Class A*	1,103	215,085
Cardtronics plc, Class A*	1,774	62,250
Cass Information Systems, Inc.	534	38,197
ConvergeOne Holdings, Inc.	1,104	10,091
Convergys Corp.	4,087	101,071
CSG Systems International, Inc.	1,486	55,502
Everi Holdings, Inc.*	2,923	25,342
EVERTEC, Inc.	2,732	65,705
Exela Technologies, Inc.*	2,119	12,672
ExlService Holdings, Inc.*	1,494	95,735
Hackett Group, Inc. (The)	1,081	22,128
Information Services Group, Inc.*	1,507	7,460
ManTech International Corp., Class A	1,183	78,457
MAXIMUS, Inc.	2,910	193,515
MoneyGram International, Inc.*	1,383	9,003
NIC, Inc.	2,885	48,468
Perficient, Inc.*	1,526	43,842
Perspecta, Inc.	6,440	149,794
PFSweb, Inc.*	684	5,889
Presidio, Inc.*	1,421	21,485
PRGX Global, Inc.*	925	8,834
Science Applications International Corp.	1,898	171,238
ServiceSource International, Inc.*	3,468	11,063
Sykes Enterprises, Inc.*	1,773	53,615
Syntel, Inc.*	1,592	64,858
Travelport Worldwide Ltd.	5,622	104,401
TTEC Holdings, Inc.	634	16,611
Unisys Corp.*	2,259	42,017
Virtusa Corp.*	1,257	73,233
		1,968,573
Leisure Products - 0.2%
Acushnet Holdings Corp.	1,548	41,874
American Outdoor Brands Corp.*	2,409	33,798
Callaway Golf Co.	4,213	96,099
Clarus Corp.	953	9,864
Escalade, Inc.	476	6,331
Johnson Outdoors, Inc., Class A	221	22,383
Malibu Boats, Inc., Class A*	916	44,160
Marine Products Corp.	333	6,540
MCBC Holdings, Inc.*	825	22,745
Nautilus, Inc.*	1,336	19,572
Sturm Ruger & Co., Inc.	755	49,415
Vista Outdoor, Inc.*	2,558	47,246
		400,027
Life Sciences Tools & Services - 0.3%
Accelerate Diagnostics, Inc.*	1,166	28,684
Cambrex Corp.*	1,472	99,213
ChromaDex Corp.*	1,722	7,801
Codexis, Inc.*	2,279	39,199
Enzo Biochem, Inc.*	1,971	9,047
Fluidigm Corp.*	1,178	9,330
Harvard Bioscience, Inc.*	1,573	9,359
Luminex Corp.	1,856	52,358
Medpace Holdings, Inc.*	775	46,337
NanoString Technologies, Inc.*	972	15,717
NeoGenomics, Inc.*	2,504	34,680
Pacific Biosciences of California, Inc.*	5,458	27,236
Quanterix Corp.*	221	3,697
Syneos Health, Inc.*	2,771	138,134
		520,792
Machinery - 2.2%
Actuant Corp., Class A	2,734	80,516
Alamo Group, Inc.	436	41,551
Albany International Corp., Class A	1,287	99,292
Altra Industrial Motion Corp.	1,292	50,453
American Railcar Industries, Inc.	324	14,846
Astec Industries, Inc.	1,030	50,109
Barnes Group, Inc.	2,196	149,460
Blue Bird Corp.*	653	14,986
Briggs & Stratton Corp.	1,858	37,457
Chart Industries, Inc.*	1,380	104,259
CIRCOR International, Inc.	728	33,022
Columbus McKinnon Corp.	986	41,935
Commercial Vehicle Group, Inc.*	1,351	13,186
DMC Global, Inc.	643	25,238
Douglas Dynamics, Inc.	994	45,525
Eastern Co. (The)	243	7,168
Energy Recovery, Inc.*	1,615	15,649
EnPro Industries, Inc.	930	69,815
ESCO Technologies, Inc.	1,143	77,324
Evoqua Water Technologies Corp.*	3,388	65,659
Federal Signal Corp.	2,658	69,188
Franklin Electric Co., Inc.	2,080	101,712
FreightCar America, Inc.*	534	9,030
Gencor Industries, Inc.*	391	5,044
Global Brass & Copper Holdings, Inc.	973	37,509
Gorman-Rupp Co. (The)	792	29,035
Graham Corp.	432	12,014

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Greenbrier Cos., Inc. (The)	1,417	82,186
Harsco Corp.*	3,604	101,813
Hillenbrand, Inc.	2,815	143,987
Hurco Cos., Inc.	275	11,797
Hyster-Yale Materials Handling, Inc.	465	28,690
John Bean Technologies Corp.	1,403	165,975
Kadant, Inc.	486	49,110
Kennametal, Inc.	3,651	149,107
LB Foster Co., Class A*	436	9,919
Lindsay Corp.	481	46,065
Lydall, Inc.*	762	32,614
Manitex International, Inc.*	650	6,877
Manitowoc Co., Inc. (The)*	1,587	36,803
Meritor, Inc.*	3,776	81,788
Milacron Holdings Corp.*	3,104	65,805
Miller Industries, Inc.	492	14,170
Mueller Industries, Inc.	2,542	81,268
Mueller Water Products, Inc., Class A	6,930	80,180
Navistar International Corp.*	2,202	95,941
NN, Inc.	1,236	24,720
Omega Flex, Inc.	128	11,360
Proto Labs, Inc.*	1,216	189,027
RBC Bearings, Inc.*	1,057	158,349
REV Group, Inc.	1,342	22,827
Rexnord Corp.*	4,683	135,947
Spartan Motors, Inc.	1,526	22,051
SPX Corp.*	1,931	65,635
SPX FLOW, Inc.*	1,891	90,655
Standex International Corp.	567	61,179
Sun Hydraulics Corp.	1,278	64,335
Tennant Co.	797	61,010
Titan International, Inc.	2,253	16,852
TriMas Corp.*	2,053	63,027
Twin Disc, Inc.*	378	9,658
Wabash National Corp.	2,569	46,859
Watts Water Technologies, Inc., Class A	1,244	102,568
Woodward, Inc.	2,401	193,425
		3,924,561
Marine - 0.1%
Costamare, Inc.	2,183	15,347
Eagle Bulk Shipping, Inc.*	2,140	10,721
Genco Shipping & Trading Ltd.*	363	4,984
Matson, Inc.	1,897	70,872
Safe Bulkers, Inc.*	2,275	6,347
Scorpio Bulkers, Inc.	2,605	17,714
		125,985
Media - 0.9%
AMC Entertainment Holdings, Inc., Class A	2,330	44,386
Beasley Broadcast Group, Inc., Class A	217	1,638
Boston Omaha Corp., Class A*	225	5,841
Central European Media Enterprises Ltd., Class A*	3,860	14,668
Clear Channel Outdoor Holdings, Inc., Class A	1,663	7,567
Daily Journal Corp.*	46	10,969
Emerald Expositions Events, Inc.	1,110	17,338
Entercom Communications Corp., Class A	5,734	45,012
Entravision Communications Corp., Class A	2,887	15,157
Eros International plc*	1,403	15,854
EW Scripps Co. (The), Class A	2,046	30,015
Gannett Co., Inc.	5,078	52,202
Gray Television, Inc.*	3,582	62,506
Hemisphere Media Group, Inc.*	814	11,152
IMAX Corp.*	2,459	57,786
Liberty Latin America Ltd., Class A*	1,949	38,415
Liberty Latin America Ltd., Class C*	5,096	100,034
Liberty Media Corp.-Liberty Braves, Class C*	1,598	42,459
Liberty Media Corp-Liberty Braves, Class A*	447	11,926
LiveXLive Media, Inc.*	216	1,095
Loral Space & Communications, Inc.*	575	25,501
Marcus Corp. (The)	858	34,835
MDC Partners, Inc., Class A*	2,599	12,605
Meredith Corp.	1,767	91,266
MSG Networks, Inc., Class A*	2,679	65,100
National CineMedia, Inc.	3,457	31,459
New Media Investment Group, Inc.	2,673	42,501
New York Times Co. (The), Class A	5,890	137,237
Nexstar Media Group, Inc., Class A	2,009	164,738
Reading International, Inc., Class A*	753	12,123
Saga Communications, Inc., Class A	170	6,460
Scholastic Corp.	1,259	52,928
Sinclair Broadcast Group, Inc., Class A	3,231	93,537
TEGNA, Inc.	9,713	113,059
tronc, Inc.*	773	12,755
WideOpenWest, Inc.*	1,371	15,972
World Wrestling Entertainment, Inc., Class A	1,897	165,817
		1,663,913
Metals & Mining - 0.7%
AK Steel Holding Corp.*	14,113	62,662
Allegheny Technologies, Inc.*	5,625	152,044
Carpenter Technology Corp.	2,088	124,591
Century Aluminum Co.*	2,234	28,193
Cleveland-Cliffs, Inc.*	13,340	134,067
Coeur Mining, Inc.*	8,309	47,195
Commercial Metals Co.	5,215	112,644
Compass Minerals International, Inc.	1,524	95,326
Gold Resource Corp.	2,357	12,162
Haynes International, Inc.	556	21,906
Hecla Mining Co.	20,309	57,677
Kaiser Aluminum Corp.	735	80,549
Materion Corp.	900	57,420
Olympic Steel, Inc.	417	9,191
Ramaco Resources, Inc.*	267	2,123
Ryerson Holding Corp.*	715	7,436
Schnitzer Steel Industries, Inc., Class A	1,174	30,935
SunCoke Energy, Inc.*	2,908	32,453
Synalloy Corp.	372	8,537
Tahoe Resources, Inc.*	13,913	47,861
TimkenSteel Corp.*	1,794	25,134
Universal Stainless & Alloy Products, Inc.*	317	9,599

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Warrior Met Coal, Inc.	1,607	38,648
Worthington Industries, Inc.	1,920	89,434
		1,287,787
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AG Mortgage Investment Trust, Inc.	1,255	23,594
Anworth Mortgage Asset Corp.	4,365	21,301
Apollo Commercial Real Estate Finance, Inc.	5,524	107,331
Arbor Realty Trust, Inc.	2,435	29,853
Ares Commercial Real Estate Corp.	1,203	17,588
ARMOUR Residential REIT, Inc.	1,864	43,841
Blackstone Mortgage Trust, Inc., Class A	4,584	156,131
Capstead Mortgage Corp.	4,121	34,617
Cherry Hill Mortgage Investment Corp.	568	10,565
Colony Credit Real Estate, Inc.	3,762	75,541
Dynex Capital, Inc.	2,429	15,570
Exantas Capital Corp.	1,359	16,104
Granite Point Mortgage Trust, Inc.	1,924	36,825
Great Ajax Corp.	722	9,848
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,277	49,092
Invesco Mortgage Capital, Inc.	5,036	81,734
KKR Real Estate Finance Trust, Inc.	716	15,179
Ladder Capital Corp.	3,895	67,656
MTGE Investment Corp.	1,933	37,887
New York Mortgage Trust, Inc.	5,022	32,141
Orchid Island Capital, Inc.	2,390	18,977
PennyMac Mortgage Investment Trust	2,683	53,606
Redwood Trust, Inc.	3,362	57,087
Sutherland Asset Management Corp.	793	13,600
TPG RE Finance Trust, Inc.	1,410	29,117
Western Asset Mortgage Capital Corp.	1,815	20,201
		1,074,986
Multiline Retail - 0.2%
Big Lots, Inc.	1,882	81,020
Dillard’s, Inc., Class A	524	41,176
JC Penney Co., Inc.*	14,069	24,902
Ollie’s Bargain Outlet Holdings, Inc.*	2,227	193,972
Sears Holdings Corp.*	1,819	2,437
		343,507
Multi-Utilities - 0.2%
Avista Corp.	2,937	150,697
Black Hills Corp.	2,401	141,299
NorthWestern Corp.	2,226	133,471
Unitil Corp.	652	32,959
		458,426
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp.*	7,120	16,020
Adams Resources & Energy, Inc.	97	4,452
Alta Mesa Resources, Inc.*	4,294	20,354
Amyris, Inc.*	1,082	9,705
Approach Resources, Inc.*	2,018	4,359
Arch Coal, Inc., Class A	857	75,990
Ardmore Shipping Corp.*	1,471	10,297
Bonanza Creek Energy, Inc.*	843	26,133
California Resources Corp.*	2,028	84,243
Callon Petroleum Co.*	10,071	113,802
Carrizo Oil & Gas, Inc.*	3,506	84,915
Clean Energy Fuels Corp.*	6,147	16,904
Cloud Peak Energy, Inc.*	3,316	7,826
CONSOL Energy, Inc.*	1,254	53,797
CVR Energy, Inc.	705	26,825
Delek US Holdings, Inc.	3,743	203,989
Denbury Resources, Inc.*	19,700	109,729
DHT Holdings, Inc.	4,119	19,277
Dorian LPG Ltd.*	1,239	9,441
Earthstone Energy, Inc., Class A*	846	7,089
Eclipse Resources Corp.*	3,944	5,640
Energy Fuels, Inc.*	3,278	10,457
Energy XXI Gulf Coast, Inc.*	1,492	13,503
EP Energy Corp., Class A*	1,814	3,174
Evolution Petroleum Corp.	1,144	11,497
Frontline Ltd.*	3,448	18,757
GasLog Ltd.	1,825	30,660
Golar LNG Ltd.	4,237	108,298
Goodrich Petroleum Corp.*	389	5,442
Green Plains, Inc.	1,765	31,329
Gulfport Energy Corp.*	7,823	91,998
Halcon Resources Corp.*	5,980	27,388
Hallador Energy Co.	742	4,534
HighPoint Resources Corp.*	4,869	26,828
International Seaways, Inc.*	972	19,945
Isramco, Inc.*	30	3,501
Jagged Peak Energy, Inc.*	2,874	37,966
Laredo Petroleum, Inc.*	6,968	57,765
Lilis Energy, Inc.*	1,991	10,592
Matador Resources Co.*	4,432	145,104
Midstates Petroleum Co., Inc.*	671	7,804
NACCO Industries, Inc., Class A	167	5,870
NextDecade Corp.*	342	2,322
Nordic American Tankers Ltd.	6,285	14,016
Northern Oil and Gas, Inc.*	4,837	16,688
Oasis Petroleum, Inc.*	12,072	162,489
Overseas Shipholding Group, Inc., Class A*	2,554	8,760
Panhandle Oil and Gas, Inc., Class A	704	13,130
Par Pacific Holdings, Inc.*	1,390	28,231
PDC Energy, Inc.*	2,965	156,226
Peabody Energy Corp.	3,623	149,666
Penn Virginia Corp.*	556	49,451
Renewable Energy Group, Inc.*	1,655	44,602
Resolute Energy Corp.*	977	32,202
REX American Resources Corp.*	257	20,709
Ring Energy, Inc.*	2,561	30,220
Rosehill Resources, Inc.*	45	359
Sanchez Energy Corp.*	3,424	9,005
SandRidge Energy, Inc.*	1,376	21,823
Scorpio Tankers, Inc.	13,155	25,258
SemGroup Corp., Class A	3,541	85,692
Ship Finance International Ltd.	3,738	53,080
SilverBow Resources, Inc.*	314	9,690
Southwestern Energy Co.*	26,416	148,458
SRC Energy, Inc.*	10,841	100,930
Talos Energy, Inc.*	902	31,137
Teekay Corp.	3,067	20,794
Teekay Tankers Ltd., Class A	8,563	9,248
Tellurian, Inc.*	3,619	34,996
Ultra Petroleum Corp.*	7,134	9,346
Uranium Energy Corp.*	6,978	11,932
W&T Offshore, Inc.*	4,165	28,197

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WildHorse Resource Development Corp.*	1,220	26,523
World Fuel Services Corp.	3,005	84,230
Zion Oil & Gas, Inc.*	2,390	4,421
		3,027,030
Paper & Forest Products - 0.3%
Boise Cascade Co.	1,740	76,038
Clearwater Paper Corp.*	721	20,945
KapStone Paper and Packaging Corp.	3,935	135,167
Louisiana-Pacific Corp.	6,542	190,765
Neenah, Inc.	747	68,164
PH Glatfelter Co.	1,949	37,479
Schweitzer-Mauduit International, Inc.	1,374	55,908
Verso Corp., Class A*	1,549	48,623
		633,089
Personal Products - 0.2%
Edgewell Personal Care Co.*	2,417	136,488
elf Beauty, Inc.*	997	13,848
Inter Parfums, Inc.	776	50,673
Medifast, Inc.	526	120,322
Natural Health Trends Corp.	331	8,762
Nature’s Sunshine Products, Inc.*	381	3,429
Revlon, Inc., Class A*	365	7,939
USANA Health Sciences, Inc.*	563	74,288
		415,749
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc.*	1,199	19,088
Aerie Pharmaceuticals, Inc.*	1,593	97,731
Akcea Therapeutics, Inc.*	569	15,027
Akorn, Inc.*	4,181	65,600
Amneal Pharmaceuticals, Inc.*	3,892	89,905
Amphastar Pharmaceuticals, Inc.*	1,592	30,216
Ampio Pharmaceuticals, Inc.*	3,553	2,235
ANI Pharmaceuticals, Inc.*	355	20,661
Aratana Therapeutics, Inc.*	2,002	10,611
Assembly Biosciences, Inc.*	757	30,280
Assertio Therapeutics, Inc.*	2,639	16,837
Clearside Biomedical, Inc.*	1,254	8,540
Collegium Pharmaceutical, Inc.*	1,318	22,538
Corcept Therapeutics, Inc.*	4,374	65,698
Corium International, Inc.*	1,200	11,712
Cymabay Therapeutics, Inc.*	2,642	36,010
Dermira, Inc.*	1,562	14,870
Dova Pharmaceuticals, Inc.*	532	13,539
Durect Corp.*	7,018	9,194
Eloxx Pharmaceuticals, Inc.*	964	17,660
Endo International plc*	10,035	172,100
Endocyte, Inc.*	2,908	57,346
Evolus, Inc.*	226	5,783
Horizon Pharma plc*	7,405	156,542
Innovate Biopharmaceuticals, Inc.*	830	5,910
Innoviva, Inc.*	3,085	44,794
Intersect ENT, Inc.*	1,327	38,881
Intra-Cellular Therapies, Inc.*	2,009	44,077
Kala Pharmaceuticals, Inc.*	523	7,066
Lannett Co., Inc.*	1,298	6,944
Mallinckrodt plc*	3,687	127,054
Marinus Pharmaceuticals, Inc.*	1,630	11,638
Medicines Co. (The)*	3,081	122,038
Melinta Therapeutics, Inc.*	874	4,086
Menlo Therapeutics, Inc.*	287	2,204
MyoKardia, Inc.*	1,367	84,276
Neos Therapeutics, Inc.*	1,237	7,113
Ocular Therapeutix, Inc.*	1,447	9,767
Odonate Therapeutics, Inc.*	303	5,815
Omeros Corp.*	2,051	53,080
Optinose, Inc.*	716	10,647
Pacira Pharmaceuticals, Inc.*	1,788	84,304
Paratek Pharmaceuticals, Inc.*	1,413	14,483
Phibro Animal Health Corp., Class A	891	42,055
Prestige Consumer Healthcare, Inc.*	2,394	92,169
Reata Pharmaceuticals, Inc., Class A*	714	61,661
resTORbio, Inc.*	297	3,514
Revance Therapeutics, Inc.*	1,466	40,168
scPharmaceuticals, Inc.*	304	1,556
Sienna Biopharmaceuticals, Inc.*	691	11,512
SIGA Technologies, Inc.*	2,326	19,143
Supernus Pharmaceuticals, Inc.*	2,196	97,283
Teligent, Inc.*	1,843	7,446
Tetraphase Pharmaceuticals, Inc.*	2,313	8,188
TherapeuticsMD, Inc.*	7,529	48,788
Theravance Biopharma, Inc.*	1,919	55,593
WaVe Life Sciences Ltd.*	790	42,107
Zogenix, Inc.*	1,856	89,646
Zomedica Pharmaceuticals Corp.*	1,768	3,766
		2,298,495
Professional Services - 0.9%
Acacia Research Corp.*	2,215	8,638
ASGN, Inc.*	2,276	210,735
Barrett Business Services, Inc.	315	23,634
BG Staffing, Inc.	309	7,527
CBIZ, Inc.*	2,314	55,305
CRA International, Inc.	354	20,235
Exponent, Inc.	2,315	121,190
Forrester Research, Inc.	459	22,583
Franklin Covey Co.*	436	11,162
FTI Consulting, Inc.*	1,680	128,050
GP Strategies Corp.*	555	10,573
Heidrick & Struggles International, Inc.	834	36,863
Huron Consulting Group, Inc.*	988	48,906
ICF International, Inc.	811	66,218
InnerWorkings, Inc.*	1,973	15,429
Insperity, Inc.	1,720	206,142
Kelly Services, Inc., Class A	1,400	35,294
Kforce, Inc.	1,031	43,353
Korn/Ferry International	2,530	169,839
Mistras Group, Inc.*	783	17,860
Navigant Consulting, Inc.*	2,007	47,947
Reis, Inc.	408	9,404
Resources Connection, Inc.	1,331	22,028
TriNet Group, Inc.*	1,953	115,364
TrueBlue, Inc.*	1,833	53,707
WageWorks, Inc.*	1,774	94,909
Willdan Group, Inc.*	355	11,136
		1,614,031
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA*	448	16,195
American Realty Investors, Inc.*	91	1,538
Consolidated-Tomoka Land Co.	175	10,987
Forestar Group, Inc.*	470	12,079
FRP Holdings, Inc.*	313	20,439
Griffin Industrial Realty, Inc.	37	1,484
HFF, Inc., Class A	1,679	76,243

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kennedy-Wilson Holdings, Inc.	5,615	120,442
Marcus & Millichap, Inc.*	874	31,822
Maui Land & Pineapple Co., Inc.*	303	3,848
Newmark Group, Inc., Class A	1,045	13,428
RE/MAX Holdings, Inc., Class A	795	39,154
Redfin Corp.*	3,314	65,650
RMR Group, Inc. (The), Class A	319	30,130
St Joe Co. (The)*	1,662	28,586
Stratus Properties, Inc.*	261	7,934
Tejon Ranch Co.*	943	20,963
Transcontinental Realty Investors, Inc.*	74	2,249
Trinity Place Holdings, Inc.*	785	4,789
		507,960
Road & Rail - 0.3%
ArcBest Corp.	1,150	55,315
Avis Budget Group, Inc.*	3,067	95,414
Covenant Transportation Group, Inc., Class A*	551	16,458
Daseke, Inc.*	1,836	16,506
Heartland Express, Inc.	2,095	42,843
Hertz Global Holdings, Inc.*	2,456	43,250
Marten Transport Ltd.	1,754	38,676
PAM Transportation Services, Inc.*	101	5,885
Saia, Inc.*	1,147	90,900
Universal Logistics Holdings, Inc.	375	13,725
USA Truck, Inc.*	358	7,844
Werner Enterprises, Inc.	2,138	79,213
YRC Worldwide, Inc.*	1,492	14,278
		520,307
Semiconductors & Semiconductor Equipment - 1.5%
ACM Research, Inc., Class A*	363	5,122
Adesto Technologies Corp.*	812	4,913
Advanced Energy Industries, Inc.*	1,759	104,801
Alpha & Omega Semiconductor Ltd.*	891	12,661
Ambarella, Inc.*	1,446	55,396
Amkor Technology, Inc.*	4,584	40,018
Aquantia Corp.*	952	12,033
Axcelis Technologies, Inc.*	1,434	28,967
AXT, Inc.*	1,702	13,446
Brooks Automation, Inc.	3,115	122,762
Cabot Microelectronics Corp.	1,144	128,963
CEVA, Inc.*	992	30,355
Cirrus Logic, Inc.*	2,853	125,389
Cohu, Inc.	1,268	33,450
Cree, Inc.*	4,510	216,976
Diodes, Inc.*	1,781	67,536
Entegris, Inc.	6,363	215,706
FormFactor, Inc.*	3,272	50,552
Ichor Holdings Ltd.*	1,135	29,431
Impinj, Inc.*	836	17,957
Inphi Corp.*	1,948	72,212
Integrated Device Technology, Inc.*	5,946	252,646
Kopin Corp.*	2,772	6,431
Lattice Semiconductor Corp.*	5,247	42,973
MACOM Technology Solutions Holdings, Inc.*	2,028	46,745
MaxLinear, Inc.*	2,800	53,984
Nanometrics, Inc.*	1,008	44,160
NeoPhotonics Corp.*	1,544	13,572
NVE Corp.	214	24,328
PDF Solutions, Inc.*	1,236	10,778
Photronics, Inc.*	3,045	32,581
Power Integrations, Inc.	1,282	94,035
Rambus, Inc.*	4,772	58,314
Rudolph Technologies, Inc.*	1,414	39,309
Semtech Corp.*	2,915	174,171
Silicon Laboratories, Inc.*	1,925	188,650
SMART Global Holdings, Inc.*	447	14,747
SunPower Corp.*	2,757	18,527
Synaptics, Inc.*	1,552	74,900
Ultra Clean Holdings, Inc.*	1,719	26,232
Veeco Instruments, Inc.*	2,164	25,968
Xcerra Corp.*	2,410	34,897
Xperi Corp.	2,197	34,493
		2,701,087
Software - 1.6%
8x8, Inc.*	4,070	92,389
A10 Networks, Inc.*	2,235	15,578
ACI Worldwide, Inc.*	5,139	145,999
Agilysys, Inc.*	696	11,185
Altair Engineering, Inc., Class A*	1,119	46,741
American Software, Inc., Class A	1,243	22,349
Asure Software, Inc.*	443	6,658
Avaya Holdings Corp.*	4,693	109,629
Blackbaud, Inc.	2,158	225,662
Blackline, Inc.*	1,448	76,397
Bottomline Technologies DE, Inc.*	1,802	118,878
Carbon Black, Inc.*	360	9,119
CommVault Systems, Inc.*	1,759	122,514
Digimarc Corp.*	504	14,893
Ebix, Inc.	1,079	85,942
Ellie Mae, Inc.*	1,528	161,005
Everbridge, Inc.*	1,178	70,927
ForeScout Technologies, Inc.*	1,294	46,675
Glu Mobile, Inc.*	4,925	37,923
HubSpot, Inc.*	1,621	232,938
Imperva, Inc.*	1,563	73,696
Majesco*	251	1,795
MicroStrategy, Inc., Class A*	426	63,474
Mitek Systems, Inc.*	1,469	10,650
MobileIron, Inc.*	3,176	15,562
Model N, Inc.*	1,128	19,176
Monotype Imaging Holdings, Inc.	1,854	38,192
OneSpan, Inc.*	1,408	26,400
Park City Group, Inc.*	597	5,045
Paylocity Holding Corp.*	1,295	102,875
Progress Software Corp.	2,027	82,965
PROS Holdings, Inc.*	1,243	45,842
QAD, Inc., Class A	460	27,899
Qualys, Inc.*	1,508	137,303
Rapid7, Inc.*	1,615	61,612
Rimini Street, Inc.*	436	2,215
Rosetta Stone, Inc.*	883	13,951
SailPoint Technologies Holding, Inc.*	2,338	72,314
SecureWorks Corp., Class A*	384	5,111
Telenav, Inc.*	1,389	7,778
TiVo Corp.	5,408	73,819
Upland Software, Inc.*	702	26,128
Varonis Systems, Inc.*	1,243	91,858
Verint Systems, Inc.*	2,848	138,270
VirnetX Holding Corp.*	2,416	8,094
Workiva, Inc.*	1,235	45,510
Zix Corp.*	2,340	12,987
Zscaler, Inc.*	626	26,787
		2,890,709

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Specialty Retail - 1.7%
Aaron’s, Inc.	3,157	156,966
Abercrombie & Fitch Co., Class A	3,046	66,007
American Eagle Outfitters, Inc.	7,230	187,691
America’s Car-Mart, Inc.*	262	21,864
Asbury Automotive Group, Inc.*	913	68,018
Ascena Retail Group, Inc.*	7,848	35,944
At Home Group, Inc.*	1,189	40,913
Barnes & Noble Education, Inc.*	1,717	10,268
Barnes & Noble, Inc.	2,672	14,028
Bed Bath & Beyond, Inc.	6,024	108,071
Big 5 Sporting Goods Corp.	898	5,119
Boot Barn Holdings, Inc.*	867	25,949
Buckle, Inc. (The)	1,292	33,269
Caleres, Inc.	1,887	76,386
Camping World Holdings, Inc., Class A	1,449	30,009
Carvana Co.*	1,279	82,802
Cato Corp. (The), Class A	1,004	21,536
Chico’s FAS, Inc.	5,729	52,248
Children’s Place, Inc. (The)	719	101,199
Citi Trends, Inc.	566	17,512
Conn’s, Inc.*	879	36,039
Container Store Group, Inc. (The)*	706	7,978
DSW, Inc., Class A	3,079	102,408
Express, Inc.*	3,294	36,959
Five Below, Inc.*	2,451	285,468
Francesca’s Holdings Corp.*	1,563	9,816
GameStop Corp., Class A	4,491	59,596
Genesco, Inc.*	874	44,443
GNC Holdings, Inc., Class A*	3,675	11,392
Group 1 Automotive, Inc.	902	69,535
Guess?, Inc.	2,583	63,283
Haverty Furniture Cos., Inc.	847	18,719
Hibbett Sports, Inc.*	852	17,509
Hudson Ltd., Class A*	1,781	36,689
J. Jill, Inc.*	739	4,464
Kirkland’s, Inc.*	703	6,390
Lithia Motors, Inc., Class A	1,063	91,843
Lumber Liquidators Holdings, Inc.*	1,277	22,258
MarineMax, Inc.*	961	21,622
Monro, Inc.	1,429	101,388
Murphy USA, Inc.*	1,395	115,757
National Vision Holdings, Inc.*	2,181	96,509
New York & Co., Inc.*	1,293	5,883
Office Depot, Inc.	24,881	83,351
Party City Holdco, Inc.*	1,548	23,762
Pier 1 Imports, Inc.	3,542	6,517
Rent-A-Center, Inc.*	1,991	29,347
RH*	863	137,217
Sally Beauty Holdings, Inc.*	5,487	84,500
Shoe Carnival, Inc.	474	21,052
Signet Jewelers Ltd.	2,642	169,616
Sleep Number Corp.*	1,630	54,931
Sonic Automotive, Inc., Class A	1,074	23,091
Sportsman’s Warehouse Holdings, Inc.*	1,661	9,484
Tailored Brands, Inc.	2,224	52,353
Tile Shop Holdings, Inc.	1,800	13,770
Tilly’s, Inc., Class A	647	15,217
Winmark Corp.	110	16,412
Zumiez, Inc.*	834	25,979
		3,188,346
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	4,889	99,491
Avid Technology, Inc.*	1,232	7,293
Cray, Inc.*	1,813	39,342
Diebold Nixdorf, Inc.	3,417	16,231
Eastman Kodak Co.*	762	2,477
Electronics For Imaging, Inc.*	1,995	69,406
Immersion Corp.*	1,357	15,768
Stratasys Ltd.*	2,272	56,686
USA Technologies, Inc.*	2,315	37,619
		344,313
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc.*	3,031	62,620
Culp, Inc.	500	12,675
Deckers Outdoor Corp.*	1,432	174,475
Fossil Group, Inc.*	2,046	46,383
G-III Apparel Group Ltd.*	1,951	88,731
Movado Group, Inc.	702	29,905
Oxford Industries, Inc.	751	69,911
Perry Ellis International, Inc.*	579	15,940
Rocky Brands, Inc.	305	9,196
Steven Madden Ltd.	2,605	151,481
Superior Group of Cos., Inc.	401	7,599
Unifi, Inc.*	704	22,394
Vera Bradley, Inc.*	1,014	14,865
Wolverine World Wide, Inc.	4,140	162,205
		868,380
Thrifts & Mortgage Finance - 1.2%
BankFinancial Corp.	618	9,857
Beneficial Bancorp, Inc.	3,058	53,821
BofI Holding, Inc.*	2,653	98,798
Bridgewater Bancshares, Inc.*	225	2,893
Capitol Federal Financial, Inc.	5,770	76,222
Columbia Financial, Inc.*	2,224	37,652
Dime Community Bancshares, Inc.	1,451	26,336
Entegra Financial Corp.*	299	8,222
ESSA Bancorp, Inc.	427	6,866
Essent Group Ltd.*	4,304	186,621
Federal Agricultural Mortgage Corp., Class C	402	30,982
First Defiance Financial Corp.	890	28,471
First Savings Financial Group, Inc.	84	5,970
Flagstar Bancorp, Inc.*	1,324	43,758
FS Bancorp, Inc.	144	8,400
Greene County Bancorp, Inc.	137	4,788
Hingham Institution for Savings	60	13,021
Home Bancorp, Inc.	352	16,104
HomeStreet, Inc.*	1,117	32,896
Impac Mortgage Holdings, Inc.*	438	3,276
Kearny Financial Corp.	4,351	59,609
LendingTree, Inc.*	348	88,166
Luther Burbank Corp.	639	7,285
Malvern Bancorp, Inc.*	285	7,011
Merchants Bancorp	718	18,747
Meridian Bancorp, Inc.	2,155	38,574
Meta Financial Group, Inc.	415	35,939
MGIC Investment Corp.*	16,624	211,457
NMI Holdings, Inc., Class A*	2,790	60,264
Northfield Bancorp, Inc.	1,948	31,713
Northwest Bancshares, Inc.	4,289	78,146
OceanFirst Financial Corp.	2,126	62,079
Oconee Federal Financial Corp.	45	1,202
Ocwen Financial Corp.*	5,265	22,008
OP Bancorp*	556	6,728
Oritani Financial Corp.	1,796	29,095
PCSB Financial Corp.	740	15,185
PDL Community Bancorp*	397	5,891

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PennyMac Financial Services, Inc., Class A	890	18,824
PHH Corp.*	1,456	15,798
Provident Bancorp, Inc.*	194	5,490
Provident Financial Services, Inc.	2,777	70,064
Prudential Bancorp, Inc.	396	7,278
Radian Group, Inc.	9,682	196,835
Riverview Bancorp, Inc.	953	9,387
SI Financial Group, Inc.	508	7,036
Southern Missouri Bancorp, Inc.	315	12,600
Sterling Bancorp, Inc.	769	9,421
Territorial Bancorp, Inc.	349	10,428
Timberland Bancorp, Inc.	294	10,440
TrustCo Bank Corp.	4,197	38,822
United Community Financial Corp.	2,174	22,501
United Financial Bancorp, Inc.	2,274	40,409
Walker & Dunlop, Inc.	1,236	67,362
Washington Federal, Inc.	3,783	129,000
Waterstone Financial, Inc.	1,145	19,351
Western New England Bancorp, Inc.	1,205	12,833
WSFS Financial Corp.	1,354	66,075
		2,244,007
Tobacco - 0.1%
22nd Century Group, Inc.*	5,204	14,103
Alliance One International, Inc.*	373	6,602
Turning Point Brands, Inc.	358	12,050
Universal Corp.	1,104	66,019
Vector Group Ltd.	4,366	67,804
		166,578
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	2,147	44,915
Applied Industrial Technologies, Inc.	1,710	131,756
Beacon Roofing Supply, Inc.*	3,055	113,279
BlueLinx Holdings, Inc.*	397	14,264
BMC Stock Holdings, Inc.*	3,022	67,995
CAI International, Inc.*	815	21,997
DXP Enterprises, Inc.*	715	32,811
EnviroStar, Inc.	165	7,796
Foundation Building Materials, Inc.*	664	9,170
GATX Corp.	1,682	142,045
General Finance Corp.*	435	5,938
GMS, Inc.*	1,459	36,256
H&E Equipment Services, Inc.	1,427	49,674
Herc Holdings, Inc.*	1,076	56,576
Kaman Corp.	1,240	80,860
Lawson Products, Inc.*	296	9,975
MRC Global, Inc.*	3,766	77,617
Nexeo Solutions, Inc.*	1,472	14,735
NOW, Inc.*	4,831	83,045
Rush Enterprises, Inc., Class A	1,347	57,867
Rush Enterprises, Inc., Class B	198	8,771
SiteOne Landscape Supply, Inc.*	1,791	161,853
Systemax, Inc.	542	19,783
Textainer Group Holdings Ltd.*	1,218	18,392
Titan Machinery, Inc.*	844	15,243
Triton International Ltd.	2,343	88,519
Veritiv Corp.*	514	24,544
Willis Lease Finance Corp.*	140	4,799
		1,400,475
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	2,431	29,537

Water Utilities - 0.2%
American States Water Co.	1,643	99,287
AquaVenture Holdings Ltd.*	492	8,945
Artesian Resources Corp., Class A	358	12,863
Cadiz, Inc.*	967	9,283
California Water Service Group	2,152	88,555
Connecticut Water Service, Inc.	541	37,064
Consolidated Water Co. Ltd.	662	8,937
Global Water Resources, Inc.	444	4,373
Middlesex Water Co.	715	32,747
Pure Cycle Corp.*	765	8,606
SJW Group	773	44,764
York Water Co. (The)	578	17,398
		372,822
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,816	60,073
NII Holdings, Inc.*	3,979	22,840
Shenandoah Telecommunications Co.	2,091	79,772
Spok Holdings, Inc.	835	12,817
		175,502
TOTAL COMMON STOCKS (Cost $109,401,423)		103,335,493

	Number of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(d)(e)	4,920	5,461
Tobira Therapeutics, Inc., CVR*(d)(e)	218	—
		5,461

Food Products - 0.0%(b)
Schuman, Inc., CVR*(d)(e)	1,259	2,518

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	363	—
TOTAL RIGHTS (Cost $—)		7,979

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.4%

REPURCHASE AGREEMENTS(f) - 12.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $22,646,043 (Cost $22,641,156)	22,641,156	22,641,156

Total Investments - 69.2% (Cost $132,042,579)		125,984,628
Other Assets Less Liabilities - 30.8%		56,143,075
Net Assets - 100.0%		182,127,703

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $39,841,728.

(b)         Represents less than 0.05% of net assets.

(c)          Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)         Security fair valued as of August 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2018 amounted to $7,979, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR                                             Contingent Value Rights - No defined expiration

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	328	9/21/2018	USD	$28,537,640	$935,548

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
64,599,629	11/6/2019	Bank of America NA	2.18%	Russell 2000® Index	1,007,399
128,089,332	11/6/2018	Citibank NA	2.11%	Russell 2000® Index	12,732,867
30,369,372	11/6/2019	Credit Suisse International	2.38%	Russell 2000® Index	4,118,654
116,953,949	11/6/2019	Deutsche Bank AG	2.21%	Russell 2000® Index	17,008,258
534,780	11/6/2019	Goldman Sachs International	2.01%	iShares® Russell 2000 ETF	74,132
12,285,761	11/6/2019	Goldman Sachs International	2.21%	Russell 2000® Index	2,223,665
1,974,718	11/6/2018	Morgan Stanley & Co. International plc	1.98%	iShares® Russell 2000 ETF	628,678
30,914,105	11/6/2019	Morgan Stanley & Co. International plc	2.18%	Russell 2000® Index	4,303,111
229,833	11/6/2019	Societe Generale	2.38%	Russell 2000® Index	(1,251,795)
28,575,313	11/6/2018	UBS AG	2.08%	Russell 2000® Index	12,895,333
414,526,792					53,740,302
				Total Unrealized Appreciation	54,992,097
				Total Unrealized Depreciation	(1,251,795)

See accompanying notes to schedules of portfolio investments.

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 68.3%

Aerospace & Defense - 1.8%
Arconic, Inc.	16,679	373,276
Boeing Co. (The)	21,501	7,370,328
General Dynamics Corp.	10,840	2,096,456
Harris Corp.	4,654	756,322
Huntington Ingalls Industries, Inc.	1,750	427,822
L3 Technologies, Inc.	3,082	658,685
Lockheed Martin Corp.	9,743	3,121,755
Northrop Grumman Corp.	6,848	2,044,059
Raytheon Co.	11,279	2,249,484
Rockwell Collins, Inc.	6,445	876,198
Textron, Inc.	10,063	694,649
TransDigm Group, Inc.*	1,905	666,750
United Technologies Corp.	29,226	3,849,064
		25,184,848
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	5,467	525,270
Expeditors International of Washington, Inc.	6,860	502,701
FedEx Corp.	9,658	2,356,069
United Parcel Service, Inc., Class B	27,081	3,327,713
		6,711,753
Airlines - 0.3%
Alaska Air Group, Inc.	4,843	326,854
American Airlines Group, Inc.	16,357	662,131
Delta Air Lines, Inc.	25,343	1,482,059
Southwest Airlines Co.	20,951	1,284,296
United Continental Holdings, Inc.*	9,256	809,160
		4,564,500
Auto Components - 0.1%
Aptiv plc	10,406	915,832
BorgWarner, Inc.	7,748	339,130
Goodyear Tire & Rubber Co. (The)	9,407	213,445
		1,468,407
Automobiles - 0.3%
Ford Motor Co.	153,702	1,457,095
General Motors Co.	49,801	1,795,326
Harley-Davidson, Inc.	6,538	278,650
		3,531,071
Banks - 4.2%
Bank of America Corp.	370,260	11,452,142
BB&T Corp.	30,607	1,581,158
Citigroup, Inc.	100,122	7,132,691
Citizens Financial Group, Inc.	19,026	783,110
Comerica, Inc.	6,745	657,503
Fifth Third Bancorp	26,910	791,961
Huntington Bancshares, Inc.	43,386	703,287
JPMorgan Chase & Co.	133,692	15,318,429
KeyCorp	41,685	878,303
M&T Bank Corp.	5,695	1,008,869
People’s United Financial, Inc.	13,659	252,828
PNC Financial Services Group, Inc. (The)	18,433	2,645,873
Regions Financial Corp.	44,101	858,206
SunTrust Banks, Inc.	18,261	1,343,279
SVB Financial Group*	2,082	671,966
US Bancorp	61,272	3,315,428
Wells Fargo & Co.	172,196	10,070,022
Zions Bancorp	7,732	412,038
		59,877,093
Beverages - 1.2%
Brown-Forman Corp., Class B	10,287	537,187
Coca-Cola Co. (The)	150,374	6,702,169
Constellation Brands, Inc., Class A	6,604	1,374,953
Molson Coors Brewing Co., Class B	7,272	485,333
Monster Beverage Corp.*	16,133	982,338
PepsiCo, Inc.	55,669	6,235,485
		16,317,465
Biotechnology - 1.8%
AbbVie, Inc.	59,508	5,711,578
Alexion Pharmaceuticals, Inc.*	8,726	1,066,666
Amgen, Inc.	26,162	5,227,429
Biogen, Inc.*	8,291	2,930,786
Celgene Corp.*	27,759	2,621,838
Gilead Sciences, Inc.	51,063	3,867,001
Incyte Corp.*	6,913	510,940
Regeneron Pharmaceuticals, Inc.*	3,034	1,234,079
Vertex Pharmaceuticals, Inc.*	10,012	1,846,213
		25,016,530
Building Products - 0.2%
Allegion plc	3,726	324,982
AO Smith Corp.	5,689	330,417
Fortune Brands Home & Security, Inc.	5,724	303,258
Johnson Controls International plc	36,377	1,373,959
Masco Corp.	12,184	462,626
		2,795,242
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	2,138	312,340
Ameriprise Financial, Inc.	5,669	804,771
Bank of New York Mellon Corp. (The)	39,687	2,069,677
BlackRock, Inc.	4,846	2,321,525
Cboe Global Markets, Inc.	4,415	445,032
Charles Schwab Corp. (The)	47,147	2,394,596
CME Group, Inc.	13,373	2,336,664
E*TRADE Financial Corp.*	10,370	610,378
Franklin Resources, Inc.	12,506	396,941
Goldman Sachs Group, Inc. (The)	13,801	3,282,016
Intercontinental Exchange, Inc.	22,733	1,732,937
Invesco Ltd.	16,133	388,805
Jefferies Financial Services, Inc.	11,901	276,341
Moody’s Corp.	6,560	1,167,811
Morgan Stanley	53,513	2,613,040
MSCI, Inc.	3,501	631,090
Nasdaq, Inc.	4,599	438,929
Northern Trust Corp.	8,311	893,100
Raymond James Financial, Inc.	5,095	474,039
S&P Global, Inc.	9,864	2,042,341
State Street Corp.	14,347	1,246,898
T. Rowe Price Group, Inc.	9,503	1,101,303
		27,980,574
Chemicals - 1.3%
Air Products & Chemicals, Inc.	8,611	1,431,923
Albemarle Corp.	4,343	414,843
CF Industries Holdings, Inc.	9,158	475,758
DowDuPont, Inc.	91,140	6,391,648
Eastman Chemical Co.	5,615	544,824
Ecolab, Inc.	10,192	1,533,692
FMC Corp.	5,292	452,202
International Flavors & Fragrances, Inc.	3,101	404,029
LyondellBasell Industries NV, Class A	12,622	1,423,509
Mosaic Co. (The)	13,778	430,838
PPG Industries, Inc.	9,781	1,081,192
Praxair, Inc.	11,284	1,785,016
Sherwin-Williams Co. (The)	3,243	1,477,446
		17,846,920
Commercial Services & Supplies - 0.3%
Cintas Corp.	3,393	723,964

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Copart, Inc.*	7,940	510,621
Republic Services, Inc.	8,747	641,680
Stericycle, Inc.*	3,356	207,032
Waste Management, Inc.	15,612	1,419,131
		3,502,428
Communications Equipment - 0.8%
Arista Networks, Inc.*	1,880	562,082
Cisco Systems, Inc.	184,665	8,821,447
F5 Networks, Inc.*	2,400	453,888
Juniper Networks, Inc.	13,712	389,832
Motorola Solutions, Inc.	6,358	816,113
		11,043,362
Construction & Engineering - 0.1%
Fluor Corp.	5,524	317,133
Jacobs Engineering Group, Inc.	4,729	343,751
Quanta Services, Inc.*	5,879	203,354
		864,238
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,477	492,229
Vulcan Materials Co.	5,195	575,606
		1,067,835
Consumer Finance - 0.5%
American Express Co.	28,040	2,971,679
Capital One Financial Corp.	19,097	1,892,322
Discover Financial Services	13,705	1,070,635
Synchrony Financial	27,869	882,611
		6,817,247
Containers & Packaging - 0.2%
Avery Dennison Corp.	3,459	363,818
Ball Corp.	13,716	574,426
International Paper Co.	16,249	830,974
Packaging Corp. of America	3,701	406,814
Sealed Air Corp.	6,317	253,375
WestRock Co.	10,080	555,206
		2,984,613
Distributors - 0.1%
Genuine Parts Co.	5,758	574,936
LKQ Corp.*	12,151	419,453
		994,389
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	8,215	222,298

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	75,577	15,774,431

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	285,134	9,107,180
CenturyLink, Inc.	38,543	823,279
Verizon Communications, Inc.	162,255	8,821,804
		18,752,263
Electric Utilities - 1.2%
Alliant Energy Corp.	9,080	388,987
American Electric Power Co., Inc.	19,329	1,386,469
Duke Energy Corp.	27,537	2,237,106
Edison International	12,803	841,541
Entergy Corp.	7,095	593,071
Evergy, Inc.	10,653	607,754
Eversource Energy	12,452	777,378
Exelon Corp.	37,904	1,656,784
FirstEnergy Corp.	17,614	658,411
NextEra Energy, Inc.	18,515	3,149,402
PG&E Corp.	20,285	936,761
Pinnacle West Capital Corp.	4,392	344,992
PPL Corp.	27,456	816,541
Southern Co. (The)	39,726	1,739,204
Xcel Energy, Inc.	19,991	960,568
		17,094,969
Electrical Equipment - 0.4%
AMETEK, Inc.	9,084	699,104
Eaton Corp. plc	17,176	1,428,013
Emerson Electric Co.	24,749	1,898,991
Rockwell Automation, Inc.	4,941	894,123
		4,920,231
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	11,827	1,118,598
Corning, Inc.	32,613	1,092,861
FLIR Systems, Inc.	5,382	337,667
IPG Photonics Corp.*	1,483	260,237
TE Connectivity Ltd.	13,753	1,260,875
		4,070,238
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	16,347	538,961
Halliburton Co.	34,387	1,371,697
Helmerich & Payne, Inc.	4,264	279,590
National Oilwell Varco, Inc.	14,998	705,956
Schlumberger Ltd.	54,390	3,435,272
TechnipFMC plc	17,039	521,905
		6,853,381
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	4,040	518,534
American Tower Corp.	17,336	2,585,144
Apartment Investment & Management Co., Class A	6,180	270,684
AvalonBay Communities, Inc.	5,424	994,165
Boston Properties, Inc.	6,055	789,875
Crown Castle International Corp.	16,280	1,856,408
Digital Realty Trust, Inc.	8,079	1,004,058
Duke Realty Corp.	14,019	399,401
Equinix, Inc.	3,123	1,362,034
Equity Residential	14,465	980,004
Essex Property Trust, Inc.	2,584	636,388
Extra Space Storage, Inc.	4,963	457,638
Federal Realty Investment Trust	2,884	376,679
HCP, Inc.	18,446	498,595
Host Hotels & Resorts, Inc.	29,112	626,781
Iron Mountain, Inc.	11,058	399,194
Kimco Realty Corp.	16,679	285,378
Macerich Co. (The)	4,274	251,055
Mid-America Apartment Communities, Inc.	4,470	462,913
Prologis, Inc.	24,716	1,660,421
Public Storage	5,888	1,251,671
Realty Income Corp.	11,159	653,583
Regency Centers Corp.	5,786	382,050
SBA Communications Corp.*	4,528	702,882
Simon Property Group, Inc.	12,150	2,223,815
SL Green Realty Corp.	3,476	362,894
UDR, Inc.	10,501	419,725
Ventas, Inc.	13,989	837,521
Vornado Realty Trust	6,792	522,984
Welltower, Inc.	14,600	973,966
Weyerhaeuser Co.	29,723	1,031,685
		25,778,125
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	17,231	4,017,063
Kroger Co. (The)	31,925	1,005,637
Sysco Corp.	18,822	1,408,262
Walgreens Boots Alliance, Inc.	33,486	2,295,800
Walmart, Inc.	56,810	5,445,807
		14,172,569
Food Products - 0.7%
Archer-Daniels-Midland Co.	21,962	1,106,885
Campbell Soup Co.	7,557	298,123
Conagra Brands, Inc.	15,456	568,008

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
General Mills, Inc.	23,282	1,071,205
Hershey Co. (The)	5,488	551,654
Hormel Foods Corp.	10,605	415,186
JM Smucker Co. (The)	4,462	461,281
Kellogg Co.	9,799	703,470
Kraft Heinz Co. (The)	23,448	1,366,315
McCormick & Co., Inc. (Non-Voting)	4,761	594,554
Mondelez International, Inc., Class A	57,929	2,474,727
Tyson Foods, Inc., Class A	11,690	734,249
		10,345,657
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	68,848	4,601,800
ABIOMED, Inc.*	1,656	673,296
Align Technology, Inc.*	2,839	1,097,245
Baxter International, Inc.	19,334	1,437,870
Becton Dickinson and Co.	10,485	2,745,707
Boston Scientific Corp.*	54,190	1,926,996
Cooper Cos., Inc. (The)	1,916	490,075
Danaher Corp.	24,129	2,498,317
DENTSPLY SIRONA, Inc.	8,933	356,605
Edwards Lifesciences Corp.*	8,281	1,194,451
Hologic, Inc.*	10,728	426,545
IDEXX Laboratories, Inc.*	3,410	866,276
Intuitive Surgical, Inc.*	4,449	2,491,440
Medtronic plc	53,187	5,127,759
ResMed, Inc.	5,614	625,456
Stryker Corp.	12,618	2,137,868
Varian Medical Systems, Inc.*	3,582	401,256
Zimmer Biomet Holdings, Inc.	7,990	987,804
		30,086,766
Health Care Providers & Services - 2.2%
Aetna, Inc.	12,834	2,570,265
AmerisourceBergen Corp.	6,379	573,919
Anthem, Inc.	10,028	2,654,712
Cardinal Health, Inc.	12,192	636,300
Centene Corp.*	8,046	1,178,578
Cigna Corp.	9,551	1,798,835
CVS Health Corp.	39,914	3,003,129
DaVita, Inc.*	5,482	379,848
Envision Healthcare Corp.*	4,754	215,641
Express Scripts Holding Co.*	22,068	1,942,425
HCA Healthcare, Inc.	10,975	1,471,857
Henry Schein, Inc.*	6,041	469,265
Humana, Inc.	5,402	1,800,271
Laboratory Corp. of America Holdings*	4,011	693,382
McKesson Corp.	7,938	1,022,018
Quest Diagnostics, Inc.	5,324	585,534
UnitedHealth Group, Inc.	37,742	10,132,217
Universal Health Services, Inc., Class B	3,422	445,408
		31,573,604
Health Care Technology - 0.1%
Cerner Corp.*	12,382	806,192

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	15,932	979,659
Chipotle Mexican Grill, Inc.*	956	454,272
Darden Restaurants, Inc.	4,866	564,651
Hilton Worldwide Holdings, Inc.	10,972	851,646
Marriott International, Inc., Class A	11,657	1,474,261
McDonald’s Corp.	30,835	5,002,362
MGM Resorts International	19,666	570,117
Norwegian Cruise Line Holdings Ltd.*	8,111	434,831
Royal Caribbean Cruises Ltd.	6,662	816,628
Starbucks Corp.	54,198	2,896,883
Wynn Resorts Ltd.	3,319	492,340
Yum! Brands, Inc.	12,694	1,102,982
		15,640,632
Household Durables - 0.2%
DR Horton, Inc.	13,496	600,707
Garmin Ltd.	4,362	297,227
Leggett & Platt, Inc.	5,156	234,289
Lennar Corp., Class A	10,753	555,607
Mohawk Industries, Inc.*	2,496	478,209
Newell Brands, Inc.	19,066	414,113
PulteGroup, Inc.	10,318	288,388
Whirlpool Corp.	2,543	317,824
		3,186,364
Household Products - 0.9%
Church & Dwight Co., Inc.	9,611	543,791
Clorox Co. (The)	5,082	736,788
Colgate-Palmolive Co.	34,257	2,275,008
Kimberly-Clark Corp.	13,719	1,585,093
Procter & Gamble Co. (The)	98,733	8,189,902
		13,330,582
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	25,969	349,543
NRG Energy, Inc.	11,754	415,974
		765,517
Industrial Conglomerates - 1.1%
3M Co.	23,316	4,917,811
General Electric Co.	341,048	4,413,161
Honeywell International, Inc.	29,324	4,664,276
Roper Technologies, Inc.	4,047	1,207,503
		15,202,751
Insurance - 1.6%
Aflac, Inc.	30,396	1,405,511
Allstate Corp. (The)	13,810	1,388,872
American International Group, Inc.	35,250	1,874,243
Aon plc	9,603	1,397,813
Arthur J Gallagher & Co.	7,156	516,234
Assurant, Inc.	2,083	214,174
Brighthouse Financial, Inc.*	4,697	194,973
Chubb Ltd.	18,301	2,475,027
Cincinnati Financial Corp.	5,869	449,976
Everest Re Group Ltd.	1,602	357,278
Hartford Financial Services Group, Inc. (The)	14,066	708,504
Lincoln National Corp.	8,590	563,332
Loews Corp.	10,283	517,338
Marsh & McLennan Cos., Inc.	19,929	1,686,591
MetLife, Inc.	39,909	1,831,424
Principal Financial Group, Inc.	10,449	576,680
Progressive Corp. (The)	22,865	1,544,073
Prudential Financial, Inc.	16,497	1,620,830
Torchmark Corp.	4,150	364,868
Travelers Cos., Inc. (The)	10,613	1,396,671
Unum Group	8,695	320,672
Willis Towers Watson plc	5,180	762,859
XL Group Ltd.	10,134	581,590
		22,749,533
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	15,820	31,841,072
Booking Holdings, Inc.*	1,881	3,670,865
Expedia Group, Inc.	4,743	618,961
Netflix, Inc.*	17,067	6,275,195
TripAdvisor, Inc.*	4,215	228,917
		42,635,010
Internet Software & Services - 3.5%
Akamai Technologies, Inc.*	6,691	502,762
Alphabet, Inc., Class A*	11,734	14,453,941
Alphabet, Inc., Class C*	11,918	14,518,388

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
eBay, Inc.*	36,301	1,256,377
Facebook, Inc., Class A*	94,194	16,552,712
Twitter, Inc.*	25,717	904,724
VeriSign, Inc.*	3,770	597,960
		48,786,864
IT Services - 3.1%
Accenture plc, Class A	25,248	4,268,679
Alliance Data Systems Corp.	1,882	449,008
Automatic Data Processing, Inc.	17,288	2,537,014
Broadridge Financial Solutions, Inc.	4,620	624,347
Cognizant Technology Solutions Corp., Class A	23,012	1,804,831
DXC Technology Co.	11,176	1,018,022
Fidelity National Information Services, Inc.	12,998	1,405,994
Fiserv, Inc.*	16,077	1,287,285
FleetCor Technologies, Inc.*	3,526	753,647
Gartner, Inc.*	3,594	538,238
Global Payments, Inc.	6,272	781,366
International Business Machines Corp.	33,523	4,910,449
Mastercard, Inc., Class A	36,009	7,762,100
Paychex, Inc.	12,549	919,214
PayPal Holdings, Inc.*	43,831	4,046,916
Total System Services, Inc.	6,515	632,867
Visa, Inc., Class A	70,138	10,302,571
Western Union Co. (The)	18,089	342,244
		44,384,792
Leisure Products - 0.0%(b)
Hasbro, Inc.	4,466	443,518
Mattel, Inc.*	13,497	208,259
		651,777
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	12,557	848,100
Illumina, Inc.*	5,769	2,047,014
IQVIA Holdings, Inc.*	6,346	806,513
Mettler-Toledo International, Inc.*	995	581,538
PerkinElmer, Inc.	4,337	400,869
Thermo Fisher Scientific, Inc.	15,802	3,778,258
Waters Corp.*	3,076	582,840
		9,045,132
Machinery - 1.0%
Caterpillar, Inc.	23,470	3,258,809
Cummins, Inc.	6,077	861,719
Deere & Co.	12,739	1,831,868
Dover Corp.	6,068	521,059
Flowserve Corp.	5,138	267,793
Fortive Corp.	12,049	1,011,875
Illinois Tool Works, Inc.	11,972	1,662,671
Ingersoll-Rand plc	9,748	987,375
PACCAR, Inc.	13,823	945,770
Parker-Hannifin Corp.	5,227	917,861
Pentair plc	6,366	276,794
Snap-on, Inc.	2,234	394,926
Stanley Black & Decker, Inc.	6,053	850,628
Xylem, Inc.	7,057	535,697
		14,324,845
Media - 1.5%
CBS Corp. (Non-Voting), Class B	13,414	711,210
Charter Communications, Inc., Class A*	7,279	2,259,402
Comcast Corp., Class A	180,325	6,670,222
Discovery, Inc., Class A*	6,126	170,487
Discovery, Inc., Class C*	13,418	344,037
DISH Network Corp., Class A*	8,996	318,009
Interpublic Group of Cos., Inc. (The)	15,144	353,612
News Corp., Class A	15,050	196,703
News Corp., Class B	4,781	65,022
Omnicom Group, Inc.	8,927	618,820
Twenty-First Century Fox, Inc., Class A	41,389	1,879,061
Twenty-First Century Fox, Inc., Class B	17,255	774,749
Viacom, Inc., Class B	13,849	405,499
Walt Disney Co. (The)	58,373	6,538,943
		21,305,776
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	52,900	743,245
Newmont Mining Corp.	20,954	650,203
Nucor Corp.	12,480	780,000
		2,173,448
Multiline Retail - 0.3%
Dollar General Corp.	9,985	1,075,684
Dollar Tree, Inc.*	9,344	752,289
Kohl’s Corp.	6,613	523,154
Macy’s, Inc.	12,034	439,843
Nordstrom, Inc.	4,623	290,556
Target Corp.	20,939	1,832,162
		4,913,688
Multi-Utilities - 0.6%
Ameren Corp.	9,567	604,922
CenterPoint Energy, Inc.	16,932	470,540
CMS Energy Corp.	11,104	546,761
Consolidated Edison, Inc.	12,194	962,473
Dominion Energy, Inc.	25,622	1,813,269
DTE Energy Co.	7,122	791,539
NiSource, Inc.	13,241	358,434
Public Service Enterprise Group, Inc.	19,838	1,038,519
SCANA Corp.	5,609	215,049
Sempra Energy	10,379	1,204,794
WEC Energy Group, Inc.	12,395	837,654
		8,843,954
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	20,229	1,302,748
Andeavor	5,458	833,928
Apache Corp.	15,003	657,582
Cabot Oil & Gas Corp.	17,725	422,387
Chevron Corp.	75,046	8,889,949
Cimarex Energy Co.	3,746	316,462
Concho Resources, Inc.*	7,460	1,023,139
ConocoPhillips	45,952	3,374,255
Devon Energy Corp.	20,554	882,383
EOG Resources, Inc.	22,740	2,688,550
EQT Corp.	9,903	505,251
Exxon Mobil Corp.	166,250	13,328,263
Hess Corp.	10,283	692,457
HollyFrontier Corp.	6,938	517,020
Kinder Morgan, Inc.	74,493	1,318,526
Marathon Oil Corp.	33,501	720,607
Marathon Petroleum Corp.	18,137	1,492,494
Newfield Exploration Co.*	7,841	213,902
Noble Energy, Inc.	19,014	565,096
Occidental Petroleum Corp.	30,067	2,401,451
ONEOK, Inc.	16,146	1,064,183
Phillips 66	16,484	1,953,519
Pioneer Natural Resources Co.	6,682	1,167,345
Valero Energy Corp.	16,932	1,995,944
Williams Cos., Inc. (The)	46,556	1,377,592
		49,705,033
Personal Products - 0.1%
Coty, Inc., Class A	18,573	229,562

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Estee Lauder Cos., Inc. (The), Class A	8,789	1,231,515
		1,461,077
Pharmaceuticals - 3.2%
Allergan plc	13,312	2,552,044
Bristol-Myers Squibb Co.	64,175	3,885,796
Eli Lilly & Co.	37,499	3,961,769
Johnson & Johnson	105,318	14,185,282
Merck & Co., Inc.	105,636	7,245,573
Mylan NV*	20,245	792,187
Nektar Therapeutics*	6,315	419,884
Perrigo Co. plc	5,051	386,452
Pfizer, Inc.	229,684	9,536,480
Zoetis, Inc.	18,989	1,720,403
		44,685,870
Professional Services - 0.2%
Equifax, Inc.	4,719	632,204
IHS Markit Ltd.*	13,980	768,900
Nielsen Holdings plc	13,159	342,134
Robert Half International, Inc.	4,856	379,642
Verisk Analytics, Inc.*	6,096	725,973
		2,848,853
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	11,866	579,179

Road & Rail - 0.7%
CSX Corp.	34,361	2,548,212
JB Hunt Transport Services, Inc.	3,358	405,479
Kansas City Southern	4,024	466,623
Norfolk Southern Corp.	11,105	1,930,493
Union Pacific Corp.	30,455	4,587,132
		9,937,939
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc.*	32,344	814,098
Analog Devices, Inc.	14,554	1,438,663
Applied Materials, Inc.	39,577	1,702,603
Broadcom, Inc.	15,766	3,453,227
Intel Corp.	182,983	8,861,867
KLA-Tencor Corp.	6,118	710,973
Lam Research Corp.	6,438	1,114,353
Microchip Technology, Inc.	9,229	793,971
Micron Technology, Inc.*	45,544	2,391,971
NVIDIA Corp.	23,828	6,688,043
Qorvo, Inc.*	4,956	396,926
QUALCOMM, Inc.	58,223	4,000,502
Skyworks Solutions, Inc.	7,147	652,521
Texas Instruments, Inc.	38,448	4,321,555
Xilinx, Inc.	9,952	774,564
		38,115,837
Software - 4.3%
Activision Blizzard, Inc.	29,899	2,155,718
Adobe Systems, Inc.*	19,327	5,092,858
ANSYS, Inc.*	3,291	612,060
Autodesk, Inc.*	8,606	1,328,336
CA, Inc.	12,266	537,251
Cadence Design Systems, Inc.*	11,078	521,109
Citrix Systems, Inc.*	5,051	575,915
Electronic Arts, Inc.*	12,054	1,367,044
Intuit, Inc.	9,571	2,100,547
Microsoft Corp.	301,696	33,889,512
Oracle Corp.	117,021	5,684,880
Red Hat, Inc.*	6,986	1,032,042
salesforce.com, Inc.*	27,696	4,228,625
Symantec Corp.	24,414	492,186
Synopsys, Inc.*	5,854	597,928
Take-Two Interactive Software, Inc.*	4,494	600,219
		60,816,230
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	2,895	474,867
AutoZone, Inc.*	1,048	803,690
Best Buy Co., Inc.	9,634	766,481
CarMax, Inc.*	7,002	546,506
Foot Locker, Inc.	4,628	228,160
Gap, Inc. (The)	8,518	258,521
Home Depot, Inc. (The)	45,306	9,096,086
L Brands, Inc.	9,521	251,640
Lowe’s Cos., Inc.	32,286	3,511,103
O’Reilly Automotive, Inc.*	3,226	1,082,065
Ross Stores, Inc.	14,878	1,425,015
Tiffany & Co.	3,993	489,742
TJX Cos., Inc. (The)	24,623	2,707,791
Tractor Supply Co.	4,793	423,126
Ulta Beauty, Inc.*	2,235	581,100
		22,645,893
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	193,008	43,934,411
Hewlett Packard Enterprise Co.	59,967	991,255
HP, Inc.	64,462	1,588,988
NetApp, Inc.	10,515	912,807
Seagate Technology plc	11,271	603,449
Western Digital Corp.	11,758	743,576
Xerox Corp.	8,390	233,746
		49,008,232
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	14,159	248,349
Michael Kors Holdings Ltd.*	5,891	427,804
NIKE, Inc., Class B	50,373	4,140,661
PVH Corp.	3,022	432,630
Ralph Lauren Corp.	2,195	291,518
Tapestry, Inc.	11,303	572,949
Under Armour, Inc., Class A*	7,311	149,510
Under Armour, Inc., Class C*	7,387	140,131
VF Corp.	12,846	1,183,502
		7,587,054
Tobacco - 0.6%
Altria Group, Inc.	74,325	4,349,499
Philip Morris International, Inc.	61,050	4,755,184
		9,104,683
Trading Companies & Distributors - 0.1%
Fastenal Co.	11,296	659,235
United Rentals, Inc.*	3,273	510,162
WW Grainger, Inc.	1,998	707,432
		1,876,829
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	7,002	612,885

TOTAL COMMON STOCKS (Cost $985,016,222)		965,945,498

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 8.8%

REPURCHASE AGREEMENTS(c) - 8.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $124,501,313 (Cost $124,474,448)	124,474,448	124,474,448

Total Investments - 77.1% (Cost $1,109,490,670)		1,090,419,946
Other Assets Less Liabilities - 22.9%		323,564,345
Net Assets - 100.0%		1,413,984,291

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $209,102,654.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	821	9/21/2018	USD	$119,096,313	$5,858,270

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
13,266,965	11/6/2019	Bank of America NA	2.38%	S&P 500®	(5,788,768)
15,700,298	11/6/2019	Bank of America NA	2.33%	SPDR® S&P 500® ETF Trust	1,654,747
464,877,452	11/6/2019	BNP Paribas SA	2.63%	S&P 500®	62,996,412
311,553,179	12/10/2019	Citibank NA	2.46%	S&P 500®	46,440,664
171,395,029	11/6/2019	Credit Suisse International	2.68%	S&P 500®	21,960,072
36,215,687	11/6/2019	Deutsche Bank AG	2.53%	S&P 500®	(5,888,239)
10,586,109	11/6/2019	Goldman Sachs International	2.51%	S&P 500®	(15,394,625)
11,776,916	11/6/2019	Goldman Sachs International	2.41%	SPDR® S&P 500® ETF Trust	1,240,820
5,349,847	11/6/2019	Morgan Stanley & Co. International plc	2.48%	SPDR® S&P 500® ETF Trust	619,372
660,490,517	11/6/2019	Morgan Stanley & Co. International plc	2.58%	S&P 500®	23,598,685
634,774,699	11/6/2019	Societe Generale	2.73%	S&P 500®	67,106,547
820,912,891	11/6/2019	UBS AG	2.58%	S&P 500®	60,568,598
3,156,899,589					259,114,285
				Total Unrealized Appreciation	286,185,917
				Total Unrealized Depreciation	(27,071,632)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD   U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.3%

REPURCHASE AGREEMENTS(a) - 86.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $66,999,019 (Cost $66,984,560)	66,984,560	66,984,560

Total Investments - 86.3% (Cost $66,984,560)		66,984,560
Other Assets Less Liabilities - 13.7%		10,670,472
Net Assets - 100.0%		77,655,032

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	28	12/19/2018	USD	$4,038,125	$(13,032)

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(30,666,224)	12/6/2018	Bank of America NA	(1.79)%	ICE U.S. Treasury 20+ Year Bond Index	1,082,251
(118,983,716)	2/6/2019	Citibank NA	(1.73)%	ICE U.S. Treasury 20+ Year Bond Index	1,823,989
(30,738,313)	11/6/2020	Goldman Sachs International	(1.73)%	ICE U.S. Treasury 20+ Year Bond Index	344,434
(13,746,376)	12/6/2018	Morgan Stanley & Co. International plc	(1.78)%	ICE U.S. Treasury 20+ Year Bond Index	4,293,476
(35,941,771)	3/6/2019	Societe Generale	(1.76)%	ICE U.S. Treasury 20+ Year Bond Index	(942,642)
(230,076,400)					6,601,508
				Total Unrealized Appreciation	7,544,150
				Total Unrealized Depreciation	(942,642)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Abbreviations

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 138.5%

REPURCHASE AGREEMENTS(a) - 47.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $91,316,298 (Cost $91,296,592)	91,296,592	91,296,592

U.S. TREASURY OBLIGATIONS(b) - 91.1%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	14,000,000	13,998,536
1.91%, 9/13/2018(c)	17,000,000	16,991,914
1.91%, 9/20/2018(c)	15,000,000	14,987,300
1.90%, 9/27/2018(c)	8,000,000	7,990,302
1.93%, 10/4/2018(c)	8,000,000	7,987,133
1.92%, 10/11/2018(c)	9,000,000	8,981,893
1.98%, 10/18/2018(c)	8,000,000	7,980,689
1.98%, 10/25/2018(c)	9,000,000	8,974,691
2.00%, 11/1/2018(c)	8,000,000	7,974,158
2.02%, 11/8/2018(c)	10,000,000	9,963,257
2.02%, 11/15/2018(c)	9,000,000	8,963,460
2.03%, 11/23/2018(c)	9,000,000	8,959,000
2.05%, 11/29/2018(c)	4,000,000	3,980,340
2.05%, 12/6/2018(c)	6,000,000	5,967,721
2.06%, 12/13/2018(c)	4,000,000	3,977,000
2.04%, 12/20/2018(c)	4,000,000	3,975,301
2.07%, 12/27/2018(c)	4,000,000	3,973,305
2.08%, 1/3/2019(c)	5,000,000	4,964,414
2.12%, 1/10/2019(c)	4,000,000	3,969,564
2.14%, 1/17/2019(c)	4,000,000	3,967,675
2.18%, 1/24/2019(c)	4,000,000	3,965,762
2.18%, 1/31/2019(c)	5,000,000	4,954,886
2.18%, 2/7/2019(c)	4,000,000	3,962,192
2.19%, 2/14/2019(c)	4,000,000	3,960,246
TOTAL U.S. TREASURY OBLIGATIONS (Cost $175,351,260)		175,370,739

TOTAL SHORT-TERM INVESTMENTS (Cost $266,647,852)		266,667,331

Total Investments - 138.5% (Cost $266,647,852)		266,667,331
Liabilities in excess of other assets - (38.5%)		(74,080,587)
Net Assets - 100.0%		192,586,744

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $80,281,273.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	249	9/21/2018	USD	$32,345,100	$(598,027)

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(24,076,191)	11/6/2018	Bank of America NA	(2.19)%	Dow Jones Industrial AverageSM	(6,797,749)
(45,251,099)	11/6/2018	Citibank NA	(2.28)%	Dow Jones Industrial AverageSM	(12,219,418)
(3,533,085)	11/6/2019	Credit Suisse International	(2.38)%	Dow Jones Industrial AverageSM	(629,178)
(6,566,763)	11/6/2019	Deutsche Bank AG	(2.36)%	Dow Jones Industrial AverageSM	(747,492)
(7,665,048)	11/6/2019	Goldman Sachs International	(2.16)%	Dow Jones Industrial AverageSM	(420,491)
(1,559,486)	11/6/2019	Goldman Sachs International	(2.01)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(413,022)
(139,633,375)	11/6/2019	Morgan Stanley & Co. International plc	(2.18)%	Dow Jones Industrial AverageSM	(5,086,627)
(288,230,352)	11/6/2019	Societe Generale	(2.58)%	Dow Jones Industrial AverageSM	(39,023,160)
(28,969,703)	11/6/2018	UBS AG	(2.28)%	Dow Jones Industrial AverageSM	(8,602,795)
(545,485,102)					(73,939,932)
				Total Unrealized Depreciation	(73,939,932)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.2%

REPURCHASE AGREEMENTS(a) - 92.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $917,430 (Cost $917,233)	917,233	917,233

Total Investments - 92.2% (Cost $917,233)		917,233
Other Assets Less Liabilities - 7.8%		78,118
Net Assets - 100.0%		995,351

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(198,253)	11/6/2019	Bank of America NA	(1.88)%	S&P Financial Select Sector Index(3)	(21,331)
(568,555)	11/6/2019	Morgan Stanley & Co. International plc	(2.28)%	S&P Financial Select Sector Index(3)	(77,797)
(1,649,780)	11/6/2018	Societe Generale	(1.93)%	S&P Financial Select Sector Index(3)	(524,662)
(567,552)	11/6/2019	UBS AG	(1.83)%	S&P Financial Select Sector Index(3)	(80,326)
(2,984,140)					(704,116)
				Total Unrealized Depreciation	(704,116)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.5%

REPURCHASE AGREEMENTS(a) - 100.5%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,695,852 (Cost $1,695,485)	1,695,485	1,695,485

Total Investments - 100.5% (Cost $1,695,485)		1,695,485
Liabilities in excess of other assets - (0.5%)		(8,331)
Net Assets - 100.0%		1,687,154

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	9/21/2018	USD	$409,040	$(8,425)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(410,825)	11/6/2019	Bank of America NA	(2.18)%	S&P MidCap 400®	(38,874)
(555,989)	11/6/2018	BNP Paribas SA	(2.18)%	S&P MidCap 400®	(40,145)
(245,589)	11/6/2019	Citibank NA	(2.16)%	S&P MidCap 400®	(53,708)
(142,957)	11/6/2019	Credit Suisse International	(2.23)%	S&P MidCap 400®	(11,899)
(191,843)	11/6/2019	Goldman Sachs International	(1.71)%	SPDR® S&P MidCap 400® ETF Trust	(18,759)
(2,942,031)	11/6/2019	Morgan Stanley & Co. International plc	(1.78)%	S&P MidCap 400®	(81,218)
(163,396)	11/6/2019	Societe Generale	(1.98)%	S&P MidCap 400®	(122,200)
(4,652,630)					(366,803)
				Total Unrealized Depreciation	(366,803)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                            U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 66.7%

REPURCHASE AGREEMENTS(a) - 66.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,710,145 (Cost $1,709,776)	1,709,776	1,709,776

Total Investments - 66.7% (Cost $1,709,776)		1,709,776
Other Assets Less Liabilities - 33.3%		853,211
Net Assets - 100.0%		2,562,987

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(304,458)	11/6/2019	Bank of America NA	(1.78)%	NASDAQ Biotechnology Index®	(1,144,842)
(4,075,775)	11/6/2019	Goldman Sachs International	(1.51)%	NASDAQ Biotechnology Index®	(443,528)
(2,947,731)	11/13/2019	Societe Generale	(2.18)%	NASDAQ Biotechnology Index®	(369,460)
(361,598)	11/6/2019	UBS AG	(1.08)%	NASDAQ Biotechnology Index®	(77,965)
(7,689,562)					(2,035,795)
				Total Unrealized Depreciation	(2,035,795)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 168.3%

REPURCHASE AGREEMENTS(a) - 42.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $261,842,270 (Cost $261,785,766)	261,785,766	261,785,766

U.S. TREASURY OBLIGATIONS(b) - 125.9%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	63,000,000	62,993,411
1.91%, 9/13/2018(c)	77,000,000	76,963,376
1.91%, 9/20/2018(c)	69,000,000	68,941,580
1.90%, 9/27/2018(c)	36,000,000	35,956,358
1.91%, 10/4/2018(c)	34,000,000	33,945,317
1.92%, 10/11/2018(c)	42,000,000	41,915,501
1.98%, 10/18/2018(c)	39,000,000	38,905,858
1.98%, 10/25/2018(c)	38,000,000	37,893,141
2.00%, 11/1/2018(c)	36,000,000	35,883,710
2.02%, 11/8/2018(c)	44,000,000	43,838,330
2.02%, 11/15/2018(c)	39,000,000	38,841,660
2.03%, 11/23/2018(c)	39,000,000	38,822,333
2.05%, 11/29/2018(c)	15,000,000	14,926,273
2.05%, 12/6/2018(c)	23,000,000	22,876,265
2.06%, 12/13/2018(c)	15,000,000	14,913,750
2.04%, 12/20/2018(c)	16,000,000	15,901,203
2.07%, 12/27/2018(c)	16,000,000	15,893,220
2.08%, 1/3/2019(c)	23,000,000	22,836,306
2.12%, 1/10/2019(c)	17,000,000	16,870,649
2.14%, 1/17/2019(c)	18,000,000	17,854,538
2.18%, 1/24/2019(c)	17,000,000	16,854,490
2.18%, 1/31/2019(c)	25,000,000	24,774,430
2.18%, 2/7/2019(c)	19,000,000	18,820,410
2.19%, 2/14/2019(c)	19,000,000	18,811,169
TOTAL U.S. TREASURY OBLIGATIONS (Cost $776,146,090)		776,233,278

TOTAL SHORT-TERM INVESTMENTS (Cost $1,037,931,856)		1,038,019,044

Total Investments - 168.3% (Cost $1,037,931,856)		1,038,019,044
Liabilities in excess of other assets - (68.3%)		(421,144,986)
Net Assets - 100.0%		616,874,058

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $526,582,180.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	495	9/21/2018	USD	$75,836,475	$(1,829,717)

Swap Agreements

UltraPro Short QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(119,968,553)	11/6/2018	Bank of America NA	(2.18)%	NASDAQ-100 Index®	(31,661,387)
(233,688,719)	11/6/2018	Citibank NA	(2.23)%	NASDAQ-100 Index®	(115,498,632)
(27,742,110)	11/6/2019	Credit Suisse International	(2.38)%	NASDAQ-100 Index®	(19,412,356)
(238,013,731)	11/6/2019	Deutsche Bank AG	(2.31)%	NASDAQ-100 Index®	(65,006,801)
(106,116,925)	11/6/2019	Goldman Sachs International	(2.26)%	NASDAQ-100 Index®	(6,631,993)
(122,921)	11/6/2018	Goldman Sachs International	(2.01)%	PowerShares QQQ TrustSM, Series 1	(45,665)
(27,950,268)	11/6/2019	Morgan Stanley & Co. International plc	(2.18)%	NASDAQ-100 Index®	(6,228,110)
(10,816,487)	11/6/2019	Morgan Stanley & Co. International plc	(1.98)%	PowerShares QQQ TrustSM, Series 1	(556,484)
(879,042,842)	11/6/2019	Societe Generale	(2.58)%	NASDAQ-100 Index®	(170,110,771)
(131,648,340)	11/6/2018	UBS AG	(2.23)%	NASDAQ-100 Index®	(35,100,940)
(1,775,110,896)					(450,253,139)
				Total Unrealized Depreciation	(450,253,139)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.8%

REPURCHASE AGREEMENTS(a) - 67.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $40,792,176 (Cost $40,783,373)	40,783,373	40,783,373

U.S. TREASURY OBLIGATIONS(b) - 49.5%
U.S. Treasury Bills
1.87%, 9/6/2018(c)	11,000,000	10,998,849
1.91%, 9/20/2018(c)	8,000,000	7,993,227
1.91%, 10/4/2018(c)	5,000,000	4,991,958
1.95%, 10/18/2018(c)	6,000,000	5,985,517
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,965,144)		29,969,551

TOTAL SHORT-TERM INVESTMENTS (Cost $70,748,517)		70,752,924

Total Investments - 116.8% (Cost $70,748,517)		70,752,924
Liabilities in excess of other assets - (16.8%)		(10,171,611)
Net Assets - 100.0%		60,581,313

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,394,431.

(c)          The rate shown was the current yield as of August 31, 2018.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	55	9/21/2018	USD	$4,785,275	$(88,951)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(6,414,498)	11/6/2018	Bank of America NA	(1.88)%	Russell 2000® Index	(8,511,677)
(32,576,209)	11/6/2019	Citibank NA	(1.61)%	Russell 2000® Index	(3,806,806)
(1,779,421)	11/6/2019	Credit Suisse International	(1.83)%	Russell 2000® Index	(242,204)
(1,710,205)	11/6/2019	Deutsche Bank AG	(1.56)%	Russell 2000® Index	(171,725)
(2,977,864)	1/6/2020	Goldman Sachs International	(1.71)%	Russell 2000® Index	(160,400)
(43,089,586)	11/6/2019	Morgan Stanley & Co. International plc	(1.68)%	Russell 2000® Index	(6,396,897)
(629,702)	11/6/2019	Morgan Stanley & Co. International plc	(1.48)%	iShares® Russell 2000 ETF	(88,559)
(85,123,681)	11/6/2019	Societe Generale	(1.68)%	Russell 2000® Index	(17,206,944)
(2,649,516)	11/6/2018	UBS AG	(1.58)%	Russell 2000® Index	(6,072,427)
(176,950,682)					(42,657,639)
				Total Unrealized Depreciation	(42,657,639)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                    U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 166.9%

REPURCHASE AGREEMENTS(a) - 42.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $202,845,850 (Cost $202,802,077)	202,802,077	202,802,077

U.S. TREASURY OBLIGATIONS(b) - 124.3%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	48,000,000	47,994,980
1.91%, 9/13/2018(c)	58,000,000	57,972,414
1.91%, 9/20/2018(c)	52,000,000	51,955,973
1.90%, 9/27/2018(c)	29,000,000	28,964,844
1.91%, 10/4/2018(c)	26,000,000	25,958,183
1.92%, 10/11/2018(c)	32,000,000	31,935,620
1.98%, 10/18/2018(c)	29,000,000	28,929,997
1.98%, 10/25/2018(c)	29,000,000	28,918,450
2.00%, 11/1/2018(c)	27,000,000	26,912,782
2.02%, 11/8/2018(c)	33,000,000	32,878,748
2.02%, 11/15/2018(c)	29,000,000	28,882,260
2.03%, 11/23/2018(c)	29,000,000	28,867,889
2.05%, 11/29/2018(c)	12,000,000	11,941,018
2.05%, 12/6/2018(c)	18,000,000	17,903,164
2.06%, 12/13/2018(c)	12,000,000	11,931,000
2.04%, 12/20/2018(c)	13,000,000	12,919,728
2.07%, 12/27/2018(c)	13,000,000	12,913,241
2.08%, 1/3/2019(c)	18,000,000	17,871,891
2.12%, 1/10/2019(c)	13,000,000	12,901,084
2.14%, 1/17/2019(c)	14,000,000	13,886,863
2.18%, 1/24/2019(c)	13,000,000	12,888,727
2.18%, 1/31/2019(c)	19,000,000	18,828,567
2.18%, 2/7/2019(c)	14,000,000	13,867,671
2.19%, 2/14/2019(c)	14,000,000	13,860,861
TOTAL U.S. TREASURY OBLIGATIONS (Cost $591,820,348)		591,885,955

TOTAL SHORT-TERM INVESTMENTS (Cost $794,622,425)		794,688,032

Total Investments - 166.9% (Cost $794,622,425)		794,688,032
Liabilities in excess of other assets - (66.9%)		(318,630,588)
Net Assets - 100.0%		476,057,444

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $430,402,191.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	923	9/21/2018	USD	$133,892,688	$(2,056,912)

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(104,120,549)	11/6/2018	Bank of America NA	(2.18)%	S&P 500®	(54,308,738)
(179,005,902)	11/6/2018	BNP Paribas SA	(2.33)%	S&P 500®	(10,049,305)
(143,218,113)	11/6/2018	Citibank NA	(2.31)%	S&P 500®	(82,408,216)
(162,009,279)	11/6/2019	Credit Suisse International	(2.38)%	S&P 500®	(14,421,366)
(135,935,875)	11/6/2019	Deutsche Bank AG	(2.38)%	S&P 500®	(12,265,687)
(107,984,152)	11/6/2019	Goldman Sachs International	(2.31)%	S&P 500®	—
(1,019,908)	11/6/2019	Goldman Sachs International	(2.21)%	SPDR® S&P 500® ETF Trust	(55,276)
(145,880,238)	11/6/2019	Morgan Stanley & Co. International plc	(2.28)%	S&P 500®	(11,524,706)
(129,324,388)	11/6/2019	Societe Generale	(2.58)%	S&P 500®	(26,881,335)
(186,046,878)	11/6/2018	UBS AG	(2.23)%	S&P 500®	(42,683,601)
(1,294,545,282)					(254,598,230)
				Total Unrealized Depreciation	(254,598,230)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.8%

REPURCHASE AGREEMENTS(a) - 63.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $85,535,947 (Cost $85,517,488)	85,517,488	85,517,488

U.S. TREASURY OBLIGATIONS(b) - 29.9%
U.S. Treasury Bills
1.87%, 9/6/2018(c)	14,000,000	13,998,530
1.91%, 9/20/2018(c)	11,000,000	10,990,674
1.91%, 10/4/2018(c)	7,000,000	6,988,743
1.95%, 10/18/2018(c)	8,000,000	7,980,665
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,952,780)		39,958,612

TOTAL SHORT-TERM INVESTMENTS (Cost $125,470,268)		125,476,100

Total Investments - 93.8% (Cost $125,470,268)		125,476,100
Other Assets Less Liabilities - 6.2%		8,347,850
Net Assets - 100.0%		133,823,950

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $380,073.

(c)          The rate shown was the current yield as of August 31, 2018.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	27	12/19/2018	USD	$3,247,172	$(8,055)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(93,027,538)	2/6/2019	Citibank NA	(1.61)%	ICE U.S. Treasury 7-10 Year Bond Index	(362,774)
(171,637,439)	11/6/2018	Societe Generale	(1.76)%	ICE U.S. Treasury 7-10 Year Bond Index	6,259,426
(264,664,977)					5,896,652
				Total Unrealized Appreciation	6,259,426
				Total Unrealized Depreciation	(362,774)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                    U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.3%

REPURCHASE AGREEMENTS(a) - 19.9%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $339,319,587 (Cost $339,246,365)	339,246,365	339,246,365

U.S. TREASURY OBLIGATIONS(b) - 80.4%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	109,000,000	108,988,555
1.91%, 9/13/2018(c)	129,000,000	128,938,564
1.91%, 9/20/2018(c)	114,000,000	113,903,353
1.90%, 9/27/2018(c)	69,000,000	68,916,242
1.90%, 10/4/2018(c)	64,000,000	63,897,077
1.91%, 10/11/2018(c)	79,000,000	78,840,859
1.98%, 10/18/2018(c)	68,000,000	67,835,648
1.98%, 10/25/2018(c)	68,000,000	67,808,417
2.00%, 11/1/2018(c)	62,000,000	61,799,473
2.02%, 11/8/2018(c)	75,000,000	74,724,596
2.02%, 11/15/2018(c)	65,000,000	64,735,612
2.03%, 11/23/2018(c)	65,000,000	64,703,528
2.05%, 11/29/2018(c)	31,000,000	30,847,261
2.05%, 12/6/2018(c)	46,000,000	45,753,284
2.06%, 12/13/2018(c)	31,000,000	30,821,535
2.04%, 12/20/2018(c)	31,000,000	30,808,351
2.07%, 12/27/2018(c)	31,000,000	30,792,868
2.08%, 1/3/2019(c)	44,000,000	43,686,475
2.12%, 1/10/2019(c)	30,000,000	29,771,867
2.14%, 1/17/2019(c)	33,000,000	32,733,009
2.18%, 1/24/2019(c)	30,000,000	29,742,921
2.18%, 1/31/2019(c)	43,000,000	42,611,575
2.18%, 2/7/2019(c)	31,000,000	30,706,482
2.19%, 2/14/2019(c)	31,000,000	30,691,557
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,373,914,527)		1,374,059,109

TOTAL SHORT-TERM INVESTMENTS (Cost $1,713,160,892)		1,713,305,474

Total Investments - 100.3% (Cost $1,713,160,892)		1,713,305,474
Liabilities in excess of other assets - (0.3%)		(4,738,963)
Net Assets - 100.0%		1,708,566,511

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $77,246,986.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	352	12/19/2018	USD	$50,765,000	$(152,712)

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(970,386,996)	12/6/2018	Bank of America NA	(1.79)%	ICE U.S. Treasury 20+ Year Bond Index	25,358,560
(477,011,348)	2/6/2019	Citibank NA	(1.73)%	ICE U.S. Treasury 20+ Year Bond Index	3,670,150
(1,054,323,735)	12/6/2020	Goldman Sachs International	(1.73)%	ICE U.S. Treasury 20+ Year Bond Index	(15,000,950)
(876,079)	6/6/2019	Morgan Stanley & Co. International plc	(1.78)%	ICE U.S. Treasury 20+ Year Bond Index	20,891,688
(876,977,420)	3/6/2019	Societe Generale	(1.76)%	ICE U.S. Treasury 20+ Year Bond Index	(30,460,032)
(3,379,575,578)					4,459,416
				Total Unrealized Appreciation	49,920,398
				Total Unrealized Depreciation	(45,460,982)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                                                        U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 71.2%

REPURCHASE AGREEMENTS(a) - 71.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,046,672 (Cost $3,046,016)	3,046,016	3,046,016

Total Investments - 71.2% (Cost $3,046,016)		3,046,016
Other Assets Less Liabilities - 28.8%		1,229,373
Net Assets - 100.0%		4,275,389

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,987,829)	11/6/2018	Bank of America NA	(1.93)%	Dow Jones U.S. Basic MaterialsSM Index	(1,011,540)
(2,078,967)	11/6/2018	Credit Suisse International	(2.38)%	Dow Jones U.S. Basic MaterialsSM Index	(2,062,444)
(2,326,452)	11/13/2019	Morgan Stanley & Co. International plc	(2.18)%	Dow Jones U.S. Basic MaterialsSM Index	(122,157)
(1,045,035)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. Basic MaterialsSM Index	(60,816)
(1,111,834)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. Basic MaterialsSM Index	(177,940)
(8,550,117)					(3,434,897)
				Total Unrealized Depreciation	(3,434,897)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.6%

REPURCHASE AGREEMENTS(a) - 94.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $2,305,043 (Cost $2,304,545)	2,304,545	2,304,545

Total Investments - 94.6% (Cost $2,304,545)		2,304,545
Other Assets Less Liabilities - 5.4%		130,453
Net Assets - 100.0%		2,434,998

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,828,631)	11/6/2019	Bank of America NA	(1.93)%	Dow Jones U.S. Consumer GoodsSM Index	10,436
(329,979)	11/6/2019	Bank of America NA	(1.58)%	iShares® U.S. Consumer Goods ETF	(12,758)
(9,074)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Consumer GoodsSM Index	(64)
(155,526)	11/13/2019	Morgan Stanley & Co. International plc	(1.58)%	iShares® U.S. Consumer Goods ETF	(4,618)
(94,143)	11/13/2019	Morgan Stanley & Co. International plc	(2.08)%	Dow Jones U.S. Consumer GoodsSM Index	(868)
(2,420,143)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. Consumer GoodsSM Index	(17,945)
(31,652)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. Consumer GoodsSM Index	(77,644)
(4,869,148)					(103,461)
				Total Unrealized Appreciation	10,436
				Total Unrealized Depreciation	(113,897)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to schedules of portfolio investments.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 124.0%

REPURCHASE AGREEMENTS(a) - 124.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,323,109 (Cost $1,322,823)	1,322,823	1,322,823

Total Investments - 124.0% (Cost $1,322,823)		1,322,823
Liabilities in excess of other assets - (24.0%)		(255,923)
Net Assets - 100.0%		1,066,900

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(114,276)	11/6/2019	Bank of America NA	(1.98)%	Dow Jones U.S. Consumer ServicesSM Index	(80,116)
(53,393)	11/6/2019	Bank of America NA	(1.58)%	iShares® U.S. Consumer Services ETF	(12,670)
(130,651)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Consumer ServicesSM Index	(27,306)
(403,263)	11/13/2019	Morgan Stanley & Co. International plc	(2.08)%	Dow Jones U.S. Consumer ServicesSM Index	(133,988)
(12,577)	11/13/2019	Morgan Stanley & Co. International plc	(1.58)%	iShares® U.S. Consumer Services ETF	(2,589)
(753,409)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. Consumer ServicesSM Index	(321,709)
(666,292)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. Consumer ServicesSM Index	(148,170)
(2,133,861)					(726,548)
				Total Unrealized Depreciation	(726,548)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 133.5%

REPURCHASE AGREEMENTS(a) - 36.1%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $50,204,309 (Cost $50,193,476)	50,193,476	50,193,476

U.S. TREASURY OBLIGATIONS(b) - 97.4%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	11,000,000	10,998,850
1.91%, 9/13/2018(c)	13,000,000	12,993,817
1.91%, 9/20/2018(c)	12,000,000	11,989,840
1.90%, 9/27/2018(c)	7,000,000	6,991,514
1.91%, 10/4/2018(c)	6,000,000	5,990,350
1.92%, 10/11/2018(c)	8,000,000	7,983,905
1.98%, 10/18/2018(c)	7,000,000	6,983,103
1.98%, 10/25/2018(c)	7,000,000	6,980,315
2.00%, 11/1/2018(c)	6,000,000	5,980,618
2.02%, 11/8/2018(c)	8,000,000	7,970,605
2.02%, 11/15/2018(c)	6,000,000	5,975,640
2.03%, 11/23/2018(c)	6,000,000	5,972,667
2.05%, 11/29/2018(c)	3,000,000	2,985,254
2.05%, 12/6/2018(c)	4,000,000	3,978,481
2.06%, 12/13/2018(c)	3,000,000	2,982,750
2.04%, 12/20/2018(c)	3,000,000	2,981,476
2.07%, 12/27/2018(c)	3,000,000	2,979,979
2.08%, 1/3/2019(c)	4,000,000	3,971,531
2.12%, 1/10/2019(c)	3,000,000	2,977,173
2.14%, 1/17/2019(c)	3,000,000	2,975,756
2.18%, 1/24/2019(c)	3,000,000	2,974,322
2.18%, 1/31/2019(c)	4,000,000	3,963,909
2.18%, 2/7/2019(c)	3,000,000	2,971,644
2.19%, 2/14/2019(c)	3,000,000	2,970,185
TOTAL U.S. TREASURY OBLIGATIONS (Cost $135,508,623)		135,523,684

TOTAL SHORT-TERM INVESTMENTS (Cost $185,702,099)		185,717,160

Total Investments - 133.5% (Cost $185,702,099)		185,717,160
Liabilities in excess of other assets - (33.5%)		(46,628,436)
Net Assets - 100.0%		139,088,724

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $60,692,321.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	178	9/21/2018	USD	$23,122,200	$(402,062)

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(14,629,410)	11/6/2018	Bank of America NA	(2.19)%	Dow Jones Industrial AverageSM	(15,066,831)
(29,841,134)	11/6/2018	Citibank NA	(2.28)%	Dow Jones Industrial AverageSM	(11,463,838)
(9,090,933)	11/6/2019	Credit Suisse International	(2.38)%	Dow Jones Industrial AverageSM	(2,734,101)
(3,139,666)	11/6/2019	Deutsche Bank AG	(2.36)%	Dow Jones Industrial AverageSM	(828,694)
(96,988,028)	11/6/2019	Goldman Sachs International	(2.16)%	Dow Jones Industrial AverageSM	(1,439,771)
(1,289,361)	11/6/2018	Goldman Sachs International	(2.01)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(913,646)
(85,023,854)	11/6/2019	Societe Generale	(2.58)%	Dow Jones Industrial AverageSM	(12,343,078)
(15,069,774)	11/6/2018	UBS AG	(2.28)%	Dow Jones Industrial AverageSM	(9,029,261)
(255,072,160)					(53,819,220)
				Total Unrealized Depreciation	(53,819,220)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 62.2%

REPURCHASE AGREEMENTS(a) - 62.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $15,734,265 (Cost $15,730,871)	15,730,871	15,730,871

Total Investments - 62.2% (Cost $15,730,871)		15,730,871
Other Assets Less Liabilities - 37.8%		9,559,348
Net Assets - 100.0%		25,290,219

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(4,517,272)	11/6/2019	Bank of America NA	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(780,868)
(1,049,037)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. FinancialsSM Index(3)	(596,675)
(36,194,830)	11/6/2019	Goldman Sachs International	(2.21)%	Dow Jones U.S. FinancialsSM Index(3)	(1,005,509)
(1,468,007)	11/13/2019	Morgan Stanley & Co. International plc	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(221,083)
(5,961,308)	11/6/2019	Societe Generale	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(603,669)
(1,392,392)	11/6/2019	UBS AG	(2.18)%	Dow Jones U.S. FinancialsSM Index(3)	(954,350)
(50,582,846)					(4,162,154)
				Total Unrealized Depreciation	(4,162,154)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.9%

REPURCHASE AGREEMENTS(a) - 52.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $16,661,081 (Cost $16,657,485)	16,657,485	16,657,485

U.S. TREASURY OBLIGATIONS(b) - 34.5%
U.S. Treasury Bills
1.87%, 9/6/2018(c)	4,000,000	3,999,582
1.91%, 9/20/2018(c)	3,000,000	2,997,460
1.91%, 10/4/2018(c)	2,000,000	1,996,783
1.95%, 10/18/2018(c)	2,000,000	1,995,172
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,987,376)		10,988,997

TOTAL SHORT-TERM INVESTMENTS (Cost $27,644,861)		27,646,482

Total Investments - 86.9% (Cost $27,644,861)		27,646,482
Other Assets Less Liabilities - 13.1%		4,158,736
Net Assets - 100.0%		31,805,218

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,348,712.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(15,549,880)	11/6/2018	Bank of America NA	(1.28)%	iShares® China Large-Cap ETF	(4,132,483)
(9,201,286)	11/6/2018	Citibank NA	0.79%	iShares® China Large-Cap ETF	(5,690,145)
(292,744)	11/6/2019	Credit Suisse International	(0.83)%	iShares® China Large-Cap ETF	(9,576)
(798,941)	11/6/2019	Goldman Sachs International	(0.21)%	iShares® China Large-Cap ETF	48,721
(957,344)	11/6/2018	Morgan Stanley & Co. International plc	(0.38)%	iShares® China Large-Cap ETF	(889,836)
(36,628,433)	11/6/2019	Societe Generale	(0.58)%	iShares® China Large-Cap ETF	954,758
(64,416)	11/6/2019	UBS AG	(0.33)%	iShares® China Large-Cap ETF	243,453
(63,493,044)					(9,475,108)
				Total Unrealized Appreciation	1,246,932
				Total Unrealized Depreciation	(10,722,040)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.3%

REPURCHASE AGREEMENTS(a) - 87.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $16,195,480 (Cost $16,191,985)	16,191,985	16,191,985

Total Investments - 87.3% (Cost $16,191,985)		16,191,985
Other Assets Less Liabilities - 12.7%		2,364,512
Net Assets - 100.0%		18,556,497

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(14,256,061)	11/6/2018	Citibank NA	(1.16)%	Vanguard® FTSE Europe ETF Shares	(1,974,496)
(1,717,105)	11/6/2019	Credit Suisse International	(1.33)%	Vanguard® FTSE Europe ETF Shares	(202,098)
(1,790,803)	11/6/2019	Goldman Sachs International	(1.16)%	Vanguard® FTSE Europe ETF Shares	(52,536)
(1,100,971)	11/6/2018	Morgan Stanley & Co. International plc	(1.88)%	Vanguard® FTSE Europe ETF Shares	(496,754)
(7,493,872)	11/6/2018	Societe Generale	(1.08)%	Vanguard® FTSE Europe ETF Shares	(4,207,639)
(10,797,406)	11/6/2018	UBS AG	(1.58)%	Vanguard® FTSE Europe ETF Shares	(4,235,185)
(37,156,218)					(11,168,708)
				Total Unrealized Depreciation	(11,168,708)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 36.8%

REPURCHASE AGREEMENTS(a) - 36.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,209,857 (Cost $1,209,597)	1,209,597	1,209,597

Total Investments - 36.8% (Cost $1,209,597)		1,209,597
Other Assets Less Liabilities - 63.2%		2,077,061
Net Assets - 100.0%		3,286,658

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort Gold Miners had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,427,449)	11/6/2019	Bank of America NA	(1.73)%	VanEck Vectors Gold Miners ETF	731,128
(1,340,947)	11/6/2019	Goldman Sachs International	(1.76)%	VanEck Vectors Gold Miners ETF	3,515
(64,718)	1/7/2019	Morgan Stanley & Co. International plc	(1.88)%	VanEck Vectors Gold Miners ETF	31,596
(1,323,939)	1/7/2019	Societe Generale	(1.58)%	VanEck Vectors Gold Miners ETF	(13,796)
(418,067)	11/6/2019	UBS AG	(1.83)%	VanEck Vectors Gold Miners ETF	206,451
(6,575,120)					958,894
				Total Unrealized Appreciation	972,690
				Total Unrealized Depreciation	(13,796)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 97.4%

REPURCHASE AGREEMENTS(a) - 97.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $790,676 (Cost $790,506)	790,506	790,506

Total Investments - 97.4% (Cost $790,506)		790,506
Other Assets Less Liabilities - 2.6%		20,685
Net Assets - 100.0%		811,191

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(904,159)	11/6/2018	Bank of America NA	(2.08)%	Dow Jones U.S. Health CareSM Index(3)	(325,515)
(127,114)	11/6/2019	Bank of America NA	(1.63)%	iShares® U.S. Healthcare ETF	(17,169)
(20,442)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Health CareSM Index(3)	(4,453)
(105,666)	11/13/2019	Morgan Stanley & Co. International plc	(2.28)%	Dow Jones U.S. Health CareSM Index(3)	(14,095)
(35,967)	11/13/2019	Morgan Stanley & Co. International plc	(1.73)%	iShares® U.S. Healthcare ETF	(4,014)
(204,216)	11/6/2019	Societe Generale	(2.08)%	Dow Jones U.S. Health CareSM Index(3)	(36,818)
(225,223)	11/6/2018	UBS AG	(1.83)%	Dow Jones U.S. Health CareSM Index(3)	(57,174)
(1,622,787)					(459,238)
				Total Unrealized Depreciation	(459,238)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials
Schedule of Portfolio Investments

August 20, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.7%

REPURCHASE AGREEMENTS(a) - 90.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $1,808,583 (Cost $1,808,192)	1,808,192	1,808,192

Total Investments - 90.7% (Cost $1,808,192)		1,808,192
Other Assets Less Liabilities - 9.3%		184,529
Net Assets - 100.0%		1,992,721

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,870,674)	11/6/2019	Bank of America NA	(1.98)%	Dow Jones U.S. IndustrialsSM Index	14,181
(9,447)	11/6/2019	Bank of America NA	(1.58)%	iShares® U.S. Industrials ETF	(777)
(59,578)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. IndustrialsSM Index	(4,430)
(27,107)	11/13/2019	Morgan Stanley & Co. International plc	(2.08)%	Dow Jones U.S. IndustrialsSM Index	(2,129)
(8,908)	11/13/2019	Morgan Stanley & Co. International plc	(1.53)%	iShares® U.S. Industrials ETF	(696)
(1,262,944)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. IndustrialsSM Index	(152,781)
(746,471)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. IndustrialsSM Index	(126,014)
(3,985,129)					(272,646)
				Total Unrealized Appreciation	14,181
				Total Unrealized Depreciation	(286,827)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 111.4%

REPURCHASE AGREEMENTS(a) - 111.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,577,081 (Cost $3,576,308)	3,576,308	3,576,308

Total Investments - 111.4% (Cost $3,576,308)		3,576,308
Liabilities in excess of other assets - (11.4%)		(364,768)
Net Assets - 100.0%		3,211,540

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	3	9/21/2018	USD	$613,560	$(12,343)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(846,851)	11/6/2018	Bank of America NA	(2.18)%	S&P MidCap 400®	(620,052)
(579,912)	11/6/2018	BNP Paribas SA	(2.18)%	S&P MidCap 400®	(42,122)
(1,224,313)	11/6/2019	Citibank NA	(2.16)%	S&P MidCap 400®	(170,205)
(1,628,311)	11/6/2019	Credit Suisse International	(2.23)%	S&P MidCap 400®	(173,482)
(1,125,444)	11/6/2019	Morgan Stanley & Co. International plc	(1.78)%	S&P MidCap 400®	(129,016)
(405,577)	11/6/2019	Societe Generale	(1.98)%	S&P MidCap 400®	(175,806)
(5,810,408)					(1,310,683)
				Total Unrealized Depreciation	(1,310,683)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD  U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.7%

REPURCHASE AGREEMENTS(a) - 89.7%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $29,008,065 (Cost $29,001,806)	29,001,806	29,001,806

Total Investments - 89.7% (Cost $29,001,806)		29,001,806
Other Assets Less Liabilities - 10.3%		3,334,299
Net Assets - 100.0%		32,336,105

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements(1)

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,597,087)	11/6/2019	Bank of America NA	(1.33)%	iShares® MSCI Brazil Capped ETF	(1,930,815)
(26,628,482)	12/6/2019	Citibank NA	(2.26)%	iShares® MSCI Brazil Capped ETF	205,260
(1,801,954)	11/6/2019	Credit Suisse International	(0.78)%	iShares® MSCI Brazil Capped ETF	(70,409)
(340,866)	11/6/2018	Morgan Stanley & Co. International plc	(1.98)%	iShares® MSCI Brazil Capped ETF	(315,870)
(32,268,187)	12/6/2019	Societe Generale	(1.58)%	iShares® MSCI Brazil Capped ETF	894,634
(829,941)	12/6/2019	UBS AG	(1.33)%	iShares® MSCI Brazil Capped ETF	(8,474)
(64,466,517)					(1,225,674)
				Total Unrealized Appreciation	1,099,894
				Total Unrealized Depreciation	(2,325,568)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.6%

REPURCHASE AGREEMENTS(a) - 81.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $2,652,725 (Cost $2,652,153)	2,652,153	2,652,153

Total Investments - 81.6% (Cost $2,652,153)		2,652,153
Other Assets Less Liabilities - 18.4%		599,401
Net Assets - 100.0%		3,251,554

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(148,061)	11/6/2019	Citibank NA	(1.56)%	iShares® MSCI EAFE ETF	(2,416)
(1,137,399)	11/6/2019	Credit Suisse International	(1.78)%	iShares® MSCI EAFE ETF	25,358
(4,245,227)	11/6/2019	Societe Generale	(1.78)%	iShares® MSCI EAFE ETF	76,241
(988,799)	11/6/2019	UBS AG	(1.68)%	iShares® MSCI EAFE ETF	(22,463)
(6,519,486)					76,720
				Total Unrealized Appreciation	101,599
				Total Unrealized Depreciation	(24,879)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.8%

REPURCHASE AGREEMENTS(a) - 92.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $19,655,799 (Cost $19,651,557)	19,651,557	19,651,557

Total Investments - 92.8% (Cost $19,651,557)		19,651,557
Other Assets Less Liabilities - 7.2%		1,531,357
Net Assets - 100.0%		21,182,914

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(20,063,178)	11/6/2018	Citibank NA	(1.41)%	iShares® MSCI Emerging Markets ETF	(5,134,415)
(454,184)	11/6/2019	Credit Suisse International	(0.88)%	iShares® MSCI Emerging Markets ETF	(222,826)
(433,937)	11/6/2019	Goldman Sachs International	0.04%	iShares® MSCI Emerging Markets ETF	(123,527)
(20,476,385)	11/6/2018	Societe Generale	(0.58)%	iShares® MSCI Emerging Markets ETF	(376,515)
(798,238)	11/6/2019	UBS AG	(0.98)%	iShares® MSCI Emerging Markets ETF	152,951
(42,225,922)					(5,704,332)
				Total Unrealized Appreciation	152,951
				Total Unrealized Depreciation	(5,857,283)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 45.2%

REPURCHASE AGREEMENTS(a) - 45.2%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $2,129,142 (Cost $2,128,683)	2,128,683	2,128,683

Total Investments - 45.2% (Cost $2,128,683)		2,128,683
Other Assets Less Liabilities - 54.8%		2,583,475
Net Assets - 100.0%		4,712,158

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements(1)

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,144,798)	11/6/2019	Bank of America NA	(1.63)%	iShares® MSCI Japan ETF	(54,630)
(2,771,137)	11/6/2019	Credit Suisse International	(1.98)%	iShares® MSCI Japan ETF	(40,565)
(1,323,384)	11/6/2019	Morgan Stanley & Co. International plc	(2.03)%	iShares® MSCI Japan ETF	(11,240)
(2,072,472)	11/6/2019	Societe Generale	(1.48)%	iShares® MSCI Japan ETF	(7,940)
(2,132,847)	11/6/2019	UBS AG	(1.43)%	iShares® MSCI Japan ETF	(215,563)
(9,444,638)					(329,938)
				Total Unrealized Depreciation	(329,938)

(1)         In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(2)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.8%

REPURCHASE AGREEMENTS(a) - 60.4%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $16,837,796 (Cost $16,834,162)	16,834,162	16,834,162

U.S. TREASURY OBLIGATIONS(b) - 39.4%
U.S. Treasury Bills
1.87%, 9/6/2018(c)	4,000,000	3,999,582
1.91%, 9/20/2018(c)	3,000,000	2,997,460
1.91%, 10/4/2018(c)	2,000,000	1,996,783
1.95%, 10/18/2018(c)	2,000,000	1,995,172
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,987,376)		10,988,997

TOTAL SHORT-TERM INVESTMENTS (Cost $27,821,538)		27,823,159

Total Investments - 99.8% (Cost $27,821,538)		27,823,159
Other Assets Less Liabilities - 0.2%		45,094
Net Assets - 100.0%		27,868,253

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $380,073.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(6,736,344)	11/6/2019	Bank of America NA	(1.31)%	iShares® Nasdaq Biotechnology ETF	(1,005,788)
(1,660,194)	11/6/2019	Bank of America NA	(1.78)%	NASDAQ Biotechnology Index®	(3,082,693)
(36,459)	11/6/2019	Citibank NA	(0.96)%	NASDAQ Biotechnology Index®	(5,410)
(139,078)	11/13/2019	Credit Suisse International	(1.53)%	NASDAQ Biotechnology Index®	(18,805)
(153,564)	11/13/2019	Morgan Stanley & Co. International plc	(1.78)%	NASDAQ Biotechnology Index®	(20,403)
(69,244)	11/13/2019	Morgan Stanley & Co. International plc	(1.23)%	iShares® Nasdaq Biotechnology ETF	(9,423)
(46,158,466)	11/6/2019	Societe Generale	(2.18)%	NASDAQ Biotechnology Index®	(6,524,915)
(801,598)	11/6/2019	UBS AG	(1.08)%	NASDAQ Biotechnology Index®	(129,197)
(55,754,947)					(10,796,634)
				Total Unrealized Depreciation	(10,796,634)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 88.8%

REPURCHASE AGREEMENTS(a) - 88.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $18,610,592 (Cost $18,606,577)	18,606,577	18,606,577

Total Investments - 88.8% (Cost $18,606,577)		18,606,577
Other Assets Less Liabilities - 11.2%		2,344,309
Net Assets - 100.0%		20,950,886

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(965,144)	11/6/2019	Bank of America NA	(1.63)%	iShares® U.S. Energy ETF	(263,095)
(880,036)	11/6/2018	Bank of America NA	(1.98)%	Dow Jones U.S. Oil & GasSM Index	1,475,247
(1,649,657)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Oil & GasSM Index	(215,563)
(610,253)	11/6/2019	Goldman Sachs International	(2.11)%	Dow Jones U.S. Oil & GasSM Index	(56,489)
(26,658,474)	11/13/2019	Morgan Stanley & Co. International plc	(2.08)%	Dow Jones U.S. Oil & GasSM Index	(1,962,226)
(15,934)	11/6/2018	Morgan Stanley & Co. International plc	(1.53)%	iShares® U.S. Energy ETF	(1,606)
(1,439,746)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. Oil & GasSM Index	(247,025)
(9,690,070)	11/6/2019	UBS AG	(1.93)%	Dow Jones U.S. Oil & GasSM Index	(1,589,726)
(41,909,314)					(2,860,483)
				Total Unrealized Appreciation	1,475,247
				Total Unrealized Depreciation	(4,335,730)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 168.9%

REPURCHASE AGREEMENTS(a) - 45.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $110,824,928 (Cost $110,801,013)	110,801,013	110,801,013

U.S. TREASURY OBLIGATIONS(b) - 123.3%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	25,000,000	24,997,385
1.91%, 9/13/2018(c)	29,000,000	28,986,207
1.91%, 9/20/2018(c)	26,000,000	25,977,987
1.90%, 9/27/2018(c)	15,000,000	14,981,816
1.91%, 10/4/2018(c)	14,000,000	13,977,483
1.92%, 10/11/2018(c)	17,000,000	16,965,798
1.98%, 10/18/2018(c)	15,000,000	14,963,792
1.98%, 10/25/2018(c)	15,000,000	14,957,819
2.00%, 11/1/2018(c)	14,000,000	13,954,776
2.02%, 11/8/2018(c)	17,000,000	16,937,537
2.02%, 11/15/2018(c)	15,000,000	14,939,100
2.03%, 11/23/2018(c)	15,000,000	14,931,667
2.05%, 11/29/2018(c)	6,000,000	5,970,509
2.05%, 12/6/2018(c)	9,000,000	8,951,582
2.06%, 12/13/2018(c)	6,000,000	5,965,500
2.04%, 12/20/2018(c)	6,000,000	5,962,951
2.07%, 12/27/2018(c)	6,000,000	5,959,957
2.08%, 1/3/2019(c)	9,000,000	8,935,946
2.12%, 1/10/2019(c)	6,000,000	5,954,347
2.14%, 1/17/2019(c)	7,000,000	6,943,431
2.18%, 1/24/2019(c)	6,000,000	5,948,643
2.18%, 1/31/2019(c)	9,000,000	8,918,795
2.18%, 2/7/2019(c)	7,000,000	6,933,835
2.19%, 2/14/2019(c)	7,000,000	6,930,431
TOTAL U.S. TREASURY OBLIGATIONS (Cost $299,913,786)		299,947,294

TOTAL SHORT-TERM INVESTMENTS (Cost $410,714,799)		410,748,307

Total Investments - 168.9% (Cost $410,714,799)		410,748,307
Liabilities in excess of other assets - (68.9%)		(167,606,770)
Net Assets - 100.0%		243,141,537

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $180,526,506.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	181	9/21/2018	USD	$27,730,105	$(551,950)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(59,612,403)	11/6/2018	Bank of America NA	(2.18)%	NASDAQ-100 Index®	(27,498,312)
(47,915,126)	11/6/2018	Citibank NA	(2.23)%	NASDAQ-100 Index®	(35,159,297)
(53,297,330)	11/6/2019	Credit Suisse International	(2.38)%	NASDAQ-100 Index®	(16,390,929)
(156,273,555)	11/6/2019	Deutsche Bank AG	(2.31)%	NASDAQ-100 Index®	(31,843,124)
(49,578,015)	11/6/2019	Goldman Sachs International	(2.26)%	NASDAQ-100 Index®	(2,785,585)
(645,801)	11/6/2019	Goldman Sachs International	(2.01)%	PowerShares QQQ TrustSM, Series 1	(111,050)
(31,667,417)	11/6/2019	Morgan Stanley & Co. International plc	(2.18)%	NASDAQ-100 Index®	(5,478,276)
(2,277,627)	11/6/2019	Morgan Stanley & Co. International plc	(1.98)%	PowerShares QQQ TrustSM, Series 1	(227,863)
(26,610,653)	11/6/2019	Societe Generale	(2.58)%	NASDAQ-100 Index®	(27,323,646)
(30,753,984)	11/6/2018	UBS AG	(2.23)%	NASDAQ-100 Index®	(14,107,501)
(458,631,911)					(160,925,583)
				Total Unrealized Depreciation	(160,925,583)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 98.3%

REPURCHASE AGREEMENTS(a) - 98.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $19,377,049 (Cost $19,372,868)	19,372,868	19,372,868

Total Investments - 98.3% (Cost $19,372,868)		19,372,868
Other Assets Less Liabilities - 1.7%		326,313
Net Assets - 100.0%		19,699,181

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(14,177,708)	11/6/2018	Bank of America NA	(2.43)%	Dow Jones U.S. Real EstateSM Index	(3,728,503)
(618,228)	11/6/2019	Bank of America NA	(1.93)%	iShares® U.S. Real Estate ETF	(24,027)
(283,222)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. Real EstateSM Index	(26,296)
(367,344)	11/6/2019	Goldman Sachs International	(2.11)%	Dow Jones U.S. Real EstateSM Index	(17,766)
(12,727,100)	11/13/2019	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. Real EstateSM Index	(481,867)
(80,130)	11/13/2019	Morgan Stanley & Co. International plc	(1.93)%	iShares® U.S. Real Estate ETF	(2,949)
(7,568,249)	11/6/2019	Societe Generale	(1.88)%	Dow Jones U.S. Real EstateSM Index	(502,092)
(3,646,657)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. Real EstateSM Index	(91,576)
(39,468,638)					(4,875,076)
				Total Unrealized Depreciation	(4,875,076)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000
Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 111.0%

REPURCHASE AGREEMENTS(a) - 67.0%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $63,855,362 (Cost $63,841,583)	63,841,583	63,841,583

U.S. TREASURY OBLIGATIONS(b) - 44.0%
U.S. Treasury Bills
1.87%, 9/6/2018(c)	15,000,000	14,998,431
1.91%, 9/20/2018(c)	11,000,000	10,990,686
1.91%, 10/4/2018(c)	7,000,000	6,988,742
1.95%, 10/18/2018(c)	9,000,000	8,978,275
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,949,987)		41,956,134

TOTAL SHORT-TERM INVESTMENTS (Cost $105,791,570)		105,797,717

Total Investments - 111.0% (Cost $105,791,570)		105,797,717
Liabilities in excess of other assets - (11.0%)		(10,491,853)
Net Assets - 100.0%		95,305,864

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,357,140.

(c)          The rate shown was the current yield as of August 31, 2018.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	97	9/21/2018	USD	$8,439,485	$(197,440)

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(31,025,011)	11/6/2018	Bank of America NA	(1.88)%	Russell 2000® Index	(9,665,578)
(10,831,166)	11/6/2019	Citibank NA	(1.61)%	Russell 2000® Index	(2,433,942)
(5,131,722)	11/6/2019	Credit Suisse International	(1.83)%	Russell 2000® Index	(1,191,650)
(13,871,979)	11/6/2019	Deutsche Bank AG	(1.56)%	Russell 2000® Index	(2,721,165)
(1,429,915)	1/6/2020	Goldman Sachs International	(1.71)%	Russell 2000® Index	(77,021)
(38,122,927)	11/6/2019	Morgan Stanley & Co. International plc	(1.68)%	Russell 2000® Index	(5,332,629)
(1,573,695)	11/6/2019	Morgan Stanley & Co. International plc	(1.48)%	iShares® Russell 2000 ETF	(221,319)
(74,107,127)	11/6/2019	Societe Generale	(1.68)%	Russell 2000® Index	(12,972,456)
(6,055,817)	11/6/2018	UBS AG	(1.58)%	Russell 2000® Index	(11,026,811)
(182,149,359)					(45,642,571)
				Total Unrealized Depreciation	(45,642,571)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 146.9%

REPURCHASE AGREEMENTS(a) - 36.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $324,363,690 (Cost $324,293,694)	324,293,694	324,293,694

U.S. TREASURY OBLIGATIONS(b) - 110.1%
U.S. Treasury Bills
1.90%, 9/6/2018(c)	78,000,000	77,991,843
1.91%, 9/13/2018(c)	93,000,000	92,955,767
1.91%, 9/20/2018(c)	83,000,000	82,929,726
1.90%, 9/27/2018(c)	47,000,000	46,943,022
1.90%, 10/4/2018(c)	45,000,000	44,927,625
1.92%, 10/11/2018(c)	55,000,000	54,889,347
1.98%, 10/18/2018(c)	48,000,000	47,884,133
1.98%, 10/25/2018(c)	48,000,000	47,865,020
2.00%, 11/1/2018(c)	44,000,000	43,857,868
2.02%, 11/8/2018(c)	54,000,000	53,801,587
2.02%, 11/15/2018(c)	47,000,000	46,809,180
2.03%, 11/23/2018(c)	47,000,000	46,785,889
2.05%, 11/29/2018(c)	21,000,000	20,896,782
2.05%, 12/6/2018(c)	31,000,000	30,833,227
2.06%, 12/13/2018(c)	21,000,000	20,879,250
2.04%, 12/20/2018(c)	21,000,000	20,870,329
2.07%, 12/27/2018(c)	21,000,000	20,859,851
2.08%, 1/3/2019(c)	31,000,000	30,779,368
2.12%, 1/10/2019(c)	21,000,000	20,840,213
2.14%, 1/17/2019(c)	23,000,000	22,814,131
2.18%, 1/24/2019(c)	21,000,000	20,820,252
2.18%, 1/31/2019(c)	31,000,000	30,720,294
2.18%, 2/7/2019(c)	22,000,000	21,792,054
2.19%, 2/14/2019(c)	22,000,000	21,781,354
TOTAL U.S. TREASURY OBLIGATIONS (Cost $971,421,049)		971,528,112

TOTAL SHORT-TERM INVESTMENTS (Cost $1,295,714,743)		1,295,821,806

Total Investments - 146.9% (Cost $1,295,714,743)		1,295,821,806
Liabilities in excess of other assets - (46.9%)		(413,717,424)
Net Assets - 100.0%		882,104,382

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $492,100,071.

(c)          The rate shown was the current yield as of August 31, 2018.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	1,299	9/21/2018	USD	$188,436,188	$(4,323,695)

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(142,145,616)	11/6/2018	Bank of America NA	(2.18)%	S&P 500®	(108,410,514)
(218,064,397)	11/6/2018	BNP Paribas SA	(2.33)%	S&P 500®	(13,315,138)
(230,309,781)	11/6/2018	Citibank NA	(2.31)%	S&P 500®	(111,819,861)
(102,496,037)	11/6/2019	Credit Suisse International	(2.38)%	S&P 500®	(11,117,038)
(94,753,198)	11/6/2019	Deutsche Bank AG	(2.38)%	S&P 500®	(10,259,965)
(269,687,461)	11/6/2019	Goldman Sachs International	(2.31)%	S&P 500®	—
(750,920)	11/6/2019	Goldman Sachs International	(2.21)%	SPDR® S&P 500® ETF Trust	(40,698)
(62,942,435)	11/6/2019	Morgan Stanley & Co. International plc	(2.28)%	S&P 500®	(7,823,753)
(299,776,409)	11/6/2019	Societe Generale	(2.58)%	S&P 500®	(42,642,454)
(155,085,257)	11/6/2018	UBS AG	(2.23)%	S&P 500®	(43,066,467)
(1,576,011,511)					(348,495,888)
				Total Unrealized Depreciation	(348,495,888)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 110.6%

REPURCHASE AGREEMENTS(a) - 110.6%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $3,543,122 (Cost $3,542,358)	3,542,358	3,542,358

Total Investments - 110.6% (Cost $3,542,358)		3,542,358
Liabilities in excess of other assets - (10.6%)		(339,706)
Net Assets - 100.0%		3,202,652

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(654,153)	11/6/2019	Bank of America NA	(1.98)%	Dow Jones U.S. SemiconductorsSM Index(3)	(259,872)
(38,367)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. SemiconductorsSM Index(3)	362
(1,424,262)	11/13/2019	Morgan Stanley & Co. International plc	(1.98)%	Dow Jones U.S. SemiconductorsSM Index(3)	(150,906)
(1,704,366)	11/6/2019	Societe Generale	(2.08)%	Dow Jones U.S. SemiconductorsSM Index(3)	(585,423)
(2,584,435)	11/6/2019	UBS AG	(2.18)%	Dow Jones U.S. SemiconductorsSM Index(3)	(278,118)
(6,405,583)					(1,273,957)
				Total Unrealized Appreciation	362
				Total Unrealized Depreciation	(1,274,319)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.3%

REPURCHASE AGREEMENTS(a) - 116.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $2,215,076 (Cost $2,214,597)	2,214,597	2,214,597

Total Investments - 116.3% (Cost $2,214,597)		2,214,597
Liabilities in excess of other assets - (16.3%)		(309,677)
Net Assets - 100.0%		1,904,920

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(943,574)	11/6/2019	Bank of America NA	(2.00)%	S&P SmallCap 600®	(238,953)
(530,622)	11/6/2019	Credit Suisse International	(1.98)%	S&P SmallCap 600®	(166,327)
(129,383)	11/6/2019	Deutsche Bank AG	(1.56)%	S&P SmallCap 600®	(93,954)
(1,255,784)	11/6/2019	Morgan Stanley & Co. International plc	(1.53)%	S&P SmallCap 600®	(303,838)
(326,095)	11/6/2019	Societe Generale	(1.48)%	S&P SmallCap 600®	(143,104)
(623,950)	11/6/2018	UBS AG	(1.93)%	S&P SmallCap 600®	(169,089)
(3,809,408)					(1,115,265)
				Total Unrealized Depreciation	(1,115,265)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 114.8%

REPURCHASE AGREEMENTS(a) - 114.8%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $2,783,544 (Cost $2,782,943)	2,782,943	2,782,943

Total Investments - 114.8% (Cost $2,782,943)		2,782,943
Liabilities in excess of other assets - (14.8%)		(357,785)
Net Assets - 100.0%		2,425,158

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Depreciation ($)
(972,046)	11/6/2019	Bank of America NA	(2.03)%	Dow Jones U.S. TechnologySM Index(3)	(295,548)
(492,049)	11/6/2019	Bank of America NA	(1.58)%	iShares® U.S. Technology ETF	(97,095)
(53,740)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. TechnologySM Index(3)	(8,528)
(66,643)	11/13/2019	Morgan Stanley & Co. International plc	(2.18)%	Dow Jones U.S. TechnologySM Index(3)	(20,595)
(18,376)	11/13/2019	Morgan Stanley & Co. International plc	(1.68)%	iShares® U.S. Technology ETF	(2,929)
(1,498,875)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. TechnologySM Index(3)	(638,226)
(1,749,502)	11/6/2019	UBS AG	(1.93)%	Dow Jones U.S. TechnologySM Index(3)	(385,558)
(4,851,231)					(1,448,479)
				Total Unrealized Depreciation	(1,448,479)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 59.3%

REPURCHASE AGREEMENTS(a) - 59.3%
Repurchase Agreements with various counterparties, rates 1.87% - 1.95%, dated 8/31/2018, due 9/4/2018, total to be received $2,584,135 (Cost $2,583,577)	2,583,577	2,583,577

Total Investments - 59.3% (Cost $2,583,577)		2,583,577
Other Assets Less Liabilities - 40.7%		1,770,016
Net Assets - 100.0%		4,353,593

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2018:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(703,496)	11/6/2019	Bank of America NA	(1.88)%	Dow Jones U.S. UtilitiesSM Index(3)	153,705
(6,412,183)	11/13/2019	Credit Suisse International	(2.38)%	Dow Jones U.S. UtilitiesSM Index(3)	260,027
(454,823)	11/13/2019	Morgan Stanley & Co. International plc	(2.18)%	Dow Jones U.S. UtilitiesSM Index(3)	(22,277)
(389,279)	11/6/2019	Societe Generale	(1.83)%	Dow Jones U.S. UtilitiesSM Index(3)	(53,123)
(763,125)	11/6/2019	UBS AG	(1.83)%	Dow Jones U.S. UtilitiesSM Index(3)	(42,388)
(8,722,906)					295,944
				Total Unrealized Appreciation	413,732
				Total Unrealized Depreciation	(117,788)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of August 31, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)         See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 116 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraShort 7-10 Year Treasury and ProShares UltraShort 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each business day.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity and bond futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1, 2 or 3 as of August 31, 2018, based on levels assigned to securities on May 31, 2018.

The following is a summary of the valuations as of August 31, 2018, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short 7-10 Year Treasury	$—	$(6,564)	$—	$—	$33,964,542	$46,701,198	$624,352	$80,665,740	$617,788
Short 20+ Year Treasury	—	(56,124)	—	—	462,339,840	87,730,771	(942,934)	550,070,611	(999,058)
Short Basic Materials	—	—	—	—	—	1,539,968	(53,570)	1,539,968	(53,570)
Short Dow30SM	—	(407,411)	—	—	167,408,544	73,853,570	(21,704,009)	241,262,114	(22,111,420)
Short Financials	—	—	—	—	—	17,047,966	(1,918,914)	17,047,966	(1,918,914)
Short FTSE China 50	—	—	—	—	—	5,247,382	(617,851)	5,247,382	(617,851)
Short High Yield	—	—	—	—	49,948,497	64,501,163	(16,883,888)	114,449,660	(16,883,888)
Short MidCap400	—	(65,798)	—	—	—	10,208,198	(1,538,705)	10,208,198	(1,604,503)
Short MSCI EAFE	—	—	—	—	—	30,052,967	(2,579,041)	30,052,967	(2,579,041)
Short MSCI Emerging Markets	—	—	—	—	63,934,129	140,302,663	(12,156,915)	204,236,792	(12,156,915)
Short Oil & Gas	—	—	—	—	—	1,476,775	(288,878)	1,476,775	(288,878)
Short QQQ®	—	(1,139,032)	—	—	306,911,652	137,997,088	(87,482,610)	444,908,740	(88,621,642)
Short Real Estate	—	—	—	—	—	7,379,664	(1,224,427)	7,379,664	(1,224,427)
Short Russell2000	—	(368,285)	—	—	220,210,873	75,503,717	(53,842,936)	295,714,590	(54,211,221)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short S&P500®	$—	$(2,852,049)	$—	$—	$1,224,600,977	$388,504,493	$(240,427,447)	$1,613,105,470	$(243,279,496)
Short SmallCap600	—	—	—	—	—	3,331,154	(1,233,973)	3,331,154	(1,233,973)
Ultra 7-10 Year Treasury	—	839	—	—	41,524,617	9,725,430	(38,244)	51,250,047	(37,405)
Ultra 20+ Year Treasury	—	1,589	—	—	12,807,152	1,886,517	(901,157)	14,693,669	(899,568)
Ultra Basic Materials	44,229,315	—	—	—	—	9,858,276	(1,525,131)	54,087,591	(1,525,131)
Ultra Consumer Goods	7,031,916	—	—	—	—	422,906	(51,342)	7,454,822	(51,342)
Ultra Consumer Services	22,644,779	—	—	—	—	292,148	7,014,480	22,936,927	7,014,480
Ultra Dow30SM	94,510,208	719,855	—	—	—	250,333,178	66,587,635	344,843,386	67,307,490
Ultra Financials	753,808,149	—	—	—	—	75,939,451	81,533,688	829,747,600	81,533,688
Ultra FTSE China 50	—	—	—	—	—	26,156,488	(6,445,355)	26,156,488	(6,445,355)
Ultra FTSE Europe	—	—	—	—	—	7,313,572	(805,332)	7,313,572	(805,332)
Ultra Gold Miners	5,472,417	—	—	—	—	1,758,339	(1,318,256)	7,230,756	(1,318,256)
Ultra Health Care	129,807,829	—	—	5,760	—	3,562,977	14,638,602	133,376,566	14,638,602
Ultra High Yield	2,365,832	—	—	—	—	302,446	163,417	2,668,278	163,417
Ultra Industrials	19,344,707	—	—	—	—	839,454	3,712,122	20,184,161	3,712,122

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MidCap400	$126,494,226	$308,485	$—	$—	$—	$1,451,700	$19,730,431	$127,945,926	$20,038,916
Ultra MSCI Brazil Capped	—	—	—	—	—	5,737,699	(10,181,613)	5,737,699	(10,181,613)
Ultra MSCI EAFE	—	—	—	—	—	6,384,505	(441,633)	6,384,505	(441,633)
Ultra MSCI Emerging Markets	—	—	—	—	—	25,228,144	(4,221,579)	25,228,144	(4,221,579)
Ultra MSCI Japan	—	—	—	—	—	4,935,383	(273,329)	4,935,383	(273,329)
Ultra Nasdaq Biotechnology	284,992,855	—	—	—	—	32,632,251	49,827,104	317,625,106	49,827,104
Ultra Oil & Gas	83,724,197	—	—	—	—	5,808,874	10,306,578	89,533,071	10,306,578
Ultra QQQ®	1,595,118,055	10,148,837	—	—	—	110,832,442	414,474,981	1,705,950,497	424,623,818
Ultra Real Estate	109,578,309	—	—	—	—	17,617,265	14,709,888	127,195,574	14,709,888
Ultra Russell2000	204,991,181	1,170,777	—	17,262	—	23,013,477	35,897,276	228,021,920	37,068,053
Ultra S&P500®	1,999,928,720	8,707,813	—	—	—	187,858,663	298,713,750	2,187,787,383	307,421,563
Ultra Semiconductors	43,153,807	—	—	—	—	20,817,688	3,502,830	63,971,495	3,502,830
Ultra SmallCap600	25,552,857	—	—	1,896	—	3,420,271	7,451,068	28,975,024	7,451,068
Ultra Technology	375,243,336	—	—	—	—	7,563,276	65,165,492	382,806,612	65,165,492
Ultra Telecommunications	609,723	—	—	—	—	118,562	186,366	728,285	186,366
Ultra Utilities	10,093,830	—	—	—	—	1,709,336	1,067,219	11,803,166	1,067,219
UltraPro Dow30SM	330,021,708	837,622	—	—	—	68,458,735	86,853,372	398,480,443	87,690,994
UltraPro Financial Select Sector	34,753,533	—	—	—	—	6,325,531	2,468,597	41,079,064	2,468,597
UltraPro MidCap400	29,905,195	67,735	—	—	—	3,161,042	6,226,868	33,066,237	6,294,603

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraPro Nasdaq Biotechnology	$24,187,997	$—	$—	$—	$—	$3,612,405	$9,901,735	$27,800,402	$9,901,735
UltraPro QQQ®	2,378,639,792	24,246,186	—	—	—	161,116,944	1,241,642,663	2,539,756,736	1,265,888,849
UltraPro Russell2000	103,335,493	935,548	—	7,979	—	22,641,156	53,740,302	125,984,628	54,675,850
UltraPro S&P500®	965,945,498	5,858,270	—	—	—	124,474,448	259,114,285	1,090,419,946	264,972,555
UltraPro Short 20+ Year Treasury	—	(13,032)	—	—	—	66,984,560	6,601,508	66,984,560	6,588,476
UltraPro Short Dow30SM	—	(598,027)	—	—	175,370,739	91,296,592	(73,939,932)	266,667,331	(74,537,959)
UltraPro Short Financial Select Sector	—	—	—	—	—	917,233	(704,116)	917,233	(704,116)
UltraPro Short MidCap400	—	(8,425)	—	—	—	1,695,485	(366,803)	1,695,485	(375,228)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	1,709,776	(2,035,795)	1,709,776	(2,035,795)
UltraPro Short QQQ®	—	(1,829,717)	—	—	776,233,278	261,785,766	(450,253,139)	1,038,019,044	(452,082,856)
UltraPro Short Russell2000	—	(88,951)	—	—	29,969,551	40,783,373	(42,657,639)	70,752,924	(42,746,590)
UltraPro Short S&P500®	—	(2,056,912)	—	—	591,885,955	202,802,077	(254,598,230)	794,688,032	(256,655,142)
UltraShort 7-10 Year Treasury	—	(8,055)	—	—	39,958,612	85,517,488	5,896,652	125,476,100	5,888,597
UltraShort 20+ Year Treasury	—	(152,712)	—	—	1,374,059,109	339,246,365	4,459,416	1,713,305,474	4,306,704
UltraShort Basic Materials	—	—	—	—	—	3,046,016	(3,434,897)	3,046,016	(3,434,897)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Consumer Goods	$—	$—	$—	$—	$—	$2,304,545	$(103,461)	$2,304,545	$(103,461)
UltraShort Consumer Services	—	—	—	—	—	1,322,823	(726,548)	1,322,823	(726,548)
UltraShort Dow30SM	—	(402,062)	—	—	135,523,684	50,193,476	(53,819,220)	185,717,160	(54,221,282)
UltraShort Financials	—	—	—	—	—	15,730,871	(4,162,154)	15,730,871	(4,162,154)
UltraShort FTSE China 50	—	—	—	—	10,988,997	16,657,485	(9,475,108)	27,646,482	(9,475,108)
UltraShort FTSE Europe	—	—	—	—	—	16,191,985	(11,168,708)	16,191,985	(11,168,708)
UltraShort Gold Miners	—	—	—	—	—	1,209,597	958,894	1,209,597	958,894
UltraShort Health Care	—	—	—	—	—	790,506	(459,238)	790,506	(459,238)
UltraShort Industrials	—	—	—	—	—	1,808,192	(272,646)	1,808,192	(272,646)
UltraShort MidCap400	—	(12,343)	—	—	—	3,576,308	(1,310,683)	3,576,308	(1,323,026)
UltraShort MSCI Brazil Capped	—	—	—	—	—	29,001,806	(1,225,674)	29,001,806	(1,225,674)
UltraShort MSCI EAFE	—	—	—	—	—	2,652,153	76,720	2,652,153	76,720
UltraShort MSCI Emerging Markets	—	—	—	—	—	19,651,557	(5,704,332)	19,651,557	(5,704,332)
UltraShort MSCI Japan	—	—	—	—	—	2,128,683	(329,938)	2,128,683	(329,938)
UltraShort Nasdaq Biotechnology	—	—	—	—	10,988,997	16,834,162	(10,796,634)	27,823,159	(10,796,634)
UltraShort Oil & Gas	—	—	—	—	—	18,606,577	(2,860,483)	18,606,577	(2,860,483)
UltraShort QQQ®	—	(551,950)	—	—	299,947,294	110,801,013	(160,925,583)	410,748,307	(161,477,533)

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Real Estate	$—	$—	$—	$—	$—	$19,372,868	$(4,875,076)	$19,372,868	$(4,875,076)
UltraShort Russell2000	—	(197,440)	—	—	41,956,134	63,841,583	(45,642,571)	105,797,717	(45,840,011)
UltraShort S&P500®	—	(4,323,695)	—	—	971,528,112	324,293,694	(348,495,888)	1,295,821,806	(352,819,583)
UltraShort Semiconductors	—	—	—	—	—	3,542,358	(1,273,957)	3,542,358	(1,273,957)
UltraShort SmallCap600	—	—	—	—	—	2,214,597	(1,115,265)	2,214,597	(1,115,265)
UltraShort Technology	—	—	—	—	—	2,782,943	(1,448,479)	2,782,943	(1,448,479)
UltraShort Utilities	—	—	—	—	—	2,583,577	295,944	2,583,577	295,944

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2018, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Fund Name	Barclays Capital, Inc., 1.94%, dated 8/31/2018 due 9/4/2018 (1)	BNP Paribas Securities Corp., 1.95%, dated 8/31/2018 due 9/4/2018 (2)	Credit Suisse Securities (USA) LLC, 1.87%, dated 8/31/2018 due 9/4/2018 (3)	Credit Suisse Securities (USA) LLC, 1.95%, dated 8/31/2018 due 9/4/2018 (4)	ING Financial Markets LLC, 1.94.%, dated 8/31/2018 due 9/4/2018 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.95%, dated 8/31/2018 due 9/4/2018 (6)	Total
Short 7-10 Year Treasury	$247,859	$20,584,114	$2,503,473	$2,225,310	$14,464,513	$6,675,929	$46,701,198
Short 20+ Year Treasury	465,617	38,668,392	4,702,912	4,180,367	27,172,383	12,541,100	87,730,771
Short Basic Materials	8,173	678,759	82,552	73,379	476,966	220,139	1,539,968
Short Dow30SM	391,966	32,551,848	3,959,009	3,519,119	22,874,272	10,557,356	73,853,570
Short Financials	90,479	7,514,096	913,877	812,335	5,280,176	2,437,003	17,047,966
Short FTSE China 50	27,850	2,312,847	281,292	250,037	1,625,244	750,112	5,247,382
Short High Yield	342,330	28,429,663	3,457,662	3,073,477	19,977,601	9,220,430	64,501,163
Short MidCap400	54,178	4,499,386	547,223	486,420	3,161,731	1,459,260	10,208,198
Short MSCI EAFE	159,501	13,246,206	1,611,025	1,432,022	9,308,145	4,296,068	30,052,967
Short MSCI Emerging Markets	744,634	61,840,085	7,521,091	6,685,415	43,455,195	20,056,243	140,302,663
Short Oil & Gas	7,838	650,906	79,164	70,368	457,394	211,105	1,476,775
Short QQQ®	732,397	60,823,875	7,397,498	6,575,554	42,741,102	19,726,662	137,997,088
Short Real Estate	39,166	3,252,676	395,596	351,641	2,285,664	1,054,921	7,379,664
Short Russell2000	400,724	33,279,171	4,047,467	3,597,748	23,385,362	10,793,245	75,503,717
Short S&P500®	2,061,926	171,238,024	20,826,246	18,512,219	120,329,422	55,536,656	388,504,493
Short SmallCap600	17,680	1,468,246	178,570	158,729	1,031,740	476,189	3,331,154
Ultra 7-10 Year Treasury	51,616	4,286,600	521,343	463,416	3,012,206	1,390,249	9,725,430
Ultra 20+ Year Treasury	10,012	831,505	101,129	89,892	584,301	269,678	1,886,517
Ultra Basic Materials	52,321	4,345,154	528,465	469,746	3,053,351	1,409,239	9,858,276
Ultra Consumer Goods	2,245	186,401	22,670	20,151	130,985	60,454	422,906
Ultra Consumer Services	1,551	128,768	15,661	13,921	90,485	41,762	292,148
Ultra Dow30SM	1,328,603	110,337,356	13,419,408	11,928,363	77,534,359	35,785,089	250,333,178
Ultra Financials	403,036	33,471,226	4,070,825	3,618,511	23,520,320	10,855,533	75,939,451
Ultra FTSE China 50	138,821	11,528,787	1,402,150	1,246,355	8,101,310	3,739,065	26,156,488
Ultra FTSE Europe	38,816	3,223,545	392,053	348,491	2,265,194	1,045,473	7,313,572
Ultra Gold Miners	9,332	775,009	94,258	83,785	544,601	251,354	1,758,339
Ultra Health Care	18,910	1,570,425	190,998	169,776	1,103,541	509,327	3,562,977
Ultra High Yield	1,605	133,307	16,213	14,412	93,675	43,234	302,446
Ultra Industrials	4,455	369,999	45,000	40,000	259,999	120,001	839,454
Ultra MidCap400	7,705	639,854	77,820	69,174	449,627	207,520	1,451,700
Ultra MSCI Brazil Capped	30,452	2,528,960	307,576	273,401	1,777,107	820,203	5,737,699
Ultra MSCI EAFE	33,885	2,814,048	342,249	304,221	1,977,439	912,663	6,384,505
Ultra MSCI Emerging Markets	133,894	11,119,608	1,352,385	1,202,120	7,813,778	3,606,359	25,228,144
Ultra MSCI Japan	26,194	2,175,329	264,567	235,171	1,528,610	705,512	4,935,383
Ultra Nasdaq Biotechnology	173,190	14,383,057	1,749,291	1,554,925	10,107,013	4,664,775	32,632,251

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Fund Name	Barclays Capital, Inc., 1.94%, dated 8/31/2018 due 9/4/2018 (1)	BNP Paribas Securities Corp., 1.95%, dated 8/31/2018 due 9/4/2018 (2)	Credit Suisse Securities (USA) LLC, 1.87%, dated 8/31/2018 due 9/4/2018 (3)	Credit Suisse Securities (USA) LLC, 1.95%, dated 8/31/2018 due 9/4/2018 (4)	ING Financial Markets LLC, 1.94.%, dated 8/31/2018 due 9/4/2018 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.95%, dated 8/31/2018 due 9/4/2018 (6)	Total
Ultra Oil & Gas	30,830	2,560,331	311,392	276,793	1,799,150	830,378	5,808,874
Ultra QQQ®	588,225	48,850,731	5,941,305	5,281,160	34,327,541	15,843,480	110,832,442
Ultra Real Estate	93,501	7,765,021	944,394	839,462	5,456,501	2,518,386	17,617,265
Ultra Russell2000	122,140	10,143,467	1,233,665	1,096,591	7,127,841	3,289,773	23,013,477
Ultra S&P500®	997,030	82,800,963	10,070,387	8,951,456	58,184,461	26,854,366	187,858,663
Ultra Semiconductors	110,487	9,175,646	1,115,957	991,962	6,447,751	2,975,885	20,817,688
Ultra SmallCap600	18,153	1,507,526	183,348	162,976	1,059,341	488,927	3,420,271
Ultra Technology	40,141	3,333,605	405,438	360,390	2,342,533	1,081,169	7,563,276
Ultra Telecommunications	629	52,258	6,356	5,649	36,722	16,948	118,562
Ultra Utilities	9,072	753,410	91,631	81,450	529,424	244,349	1,709,336
UltraPro Dow30SM	363,334	30,174,010	3,669,812	3,262,055	21,203,359	9,786,165	68,458,735
UltraPro Financial Select Sector	33,572	2,788,054	339,088	301,411	1,959,173	904,233	6,325,531
UltraPro MidCap400	16,777	1,393,267	169,451	150,623	979,053	451,871	3,161,042
UltraPro Nasdaq Biotechnology	19,172	1,592,211	193,647	172,131	1,118,851	516,393	3,612,405
UltraPro QQQ®	855,102	71,014,229	8,636,866	7,677,214	49,901,891	23,031,642	161,116,944
UltraPro Russell2000	120,164	9,979,361	1,213,706	1,078,850	7,012,524	3,236,551	22,641,156
UltraPro S&P500®	660,628	54,863,609	6,672,601	5,931,201	38,552,806	17,793,603	124,474,448
UltraPro Short 20+ Year Treasury	355,510	29,524,250	3,590,787	3,191,811	20,746,770	9,575,432	66,984,560
UltraPro Short Dow30SM	484,542	40,240,070	4,894,063	4,350,278	28,276,806	13,050,833	91,296,592
UltraPro Short Financial Select Sector	4,868	404,281	49,169	43,706	284,090	131,119	917,233
UltraPro Short MidCap400	8,999	747,306	90,889	80,790	525,134	242,367	1,695,485
UltraPro Short Nasdaq Biotechnology	9,074	753,604	91,655	81,471	529,560	244,412	1,709,776
UltraPro Short QQQ®	1,389,386	115,385,222	14,033,338	12,474,078	81,081,508	37,422,234	261,785,766
UltraPro Short Russell2000	216,451	17,975,762	2,186,241	1,943,326	12,631,616	5,829,977	40,783,373
UltraPro Short S&P500®	1,076,340	89,387,452	10,871,447	9,663,508	62,812,804	28,990,526	202,802,077
UltraShort 7-10 Year Treasury	453,870	37,692,860	4,584,267	4,074,904	26,486,875	12,224,712	85,517,488
UltraShort 20+ Year Treasury	1,800,496	149,526,912	18,185,706	16,165,072	105,072,965	48,495,214	339,246,365
UltraShort Basic Materials	16,166	1,342,568	163,285	145,143	943,426	435,428	3,046,016
UltraShort Consumer Goods	12,231	1,015,756	123,538	109,811	713,775	329,434	2,304,545
UltraShort Consumer Services	7,021	583,050	70,912	63,032	409,711	189,097	1,322,823
UltraShort Dow30SM	266,394	22,123,378	2,690,681	2,391,717	15,546,157	7,175,149	50,193,476
UltraShort Financials	83,489	6,933,570	843,272	749,575	4,872,239	2,248,726	15,730,871
UltraShort FTSE China 50	88,407	7,341,987	892,944	793,728	5,159,234	2,381,185	16,657,485
UltraShort FTSE Europe	85,936	7,136,812	867,991	771,547	5,015,057	2,314,642	16,191,985
UltraShort Gold Miners	6,420	533,144	64,842	57,637	374,642	172,912	1,209,597

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Fund Name	Barclays Capital, Inc., 1.94%, dated 8/31/2018 due 9/4/2018 (1)	BNP Paribas Securities Corp., 1.95%, dated 8/31/2018 due 9/4/2018 (2)	Credit Suisse Securities (USA) LLC, 1.87%, dated 8/31/2018 due 9/4/2018 (3)	Credit Suisse Securities (USA) LLC, 1.95%, dated 8/31/2018 due 9/4/2018 (4)	ING Financial Markets LLC, 1.94.%, dated 8/31/2018 due 9/4/2018 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.95%, dated 8/31/2018 due 9/4/2018 (6)	Total
UltraShort Health Care	4,195	348,425	42,376	37,668	244,839	113,003	790,506
UltraShort Industrials	9,597	796,982	96,930	86,160	560,042	258,481	1,808,192
UltraShort MidCap400	18,981	1,576,300	191,712	170,411	1,107,671	511,233	3,576,308
UltraShort MSCI Brazil Capped	153,922	12,782,895	1,554,676	1,381,935	8,982,575	4,145,803	29,001,806
UltraShort MSCI EAFE	14,076	1,168,968	142,172	126,375	821,437	379,125	2,652,153
UltraShort MSCI Emerging Markets	104,297	8,661,660	1,053,445	936,396	6,086,572	2,809,187	19,651,557
UltraShort MSCI Japan	11,298	938,242	114,111	101,432	659,306	304,294	2,128,683
UltraShort Nasdaq Biotechnology	89,345	7,419,859	902,415	802,147	5,213,955	2,406,441	16,834,162
UltraShort Oil & Gas	98,751	8,201,072	997,428	886,602	5,762,916	2,659,808	18,606,577
UltraShort QQQ®	588,059	48,836,878	5,939,620	5,279,663	34,317,806	15,838,987	110,801,013
UltraShort Real Estate	102,818	8,538,825	1,038,506	923,116	6,000,255	2,769,348	19,372,868
UltraShort Russell2000	338,829	28,138,945	3,422,304	3,042,048	19,773,313	9,126,144	63,841,583
UltraShort S&P500®	1,721,137	142,936,343	17,384,149	15,452,578	100,441,754	46,357,733	324,293,694
UltraShort Semiconductors	18,800	1,561,337	189,892	168,793	1,097,156	506,380	3,542,358
UltraShort SmallCap600	11,754	976,110	118,716	105,526	685,915	316,576	2,214,597
UltraShort Technology	14,770	1,226,615	149,183	132,607	861,946	397,822	2,782,943
UltraShort Utilities	13,712	1,138,743	138,496	123,107	800,197	369,322	2,583,577

	$22,017,859	$1,828,531,114	$222,388,920	$197,679,043	$1,284,913,757	$593,037,113	$4,148,567,806

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2018 as follows:

(1) U.S. Treasury Note, 2.63%, due 11/15/2020, which had an aggregate value at the Trust level of $22,721,905.

(2) U.S. Treasury Bills, 0%, due 10/4/2018 to 6/20/2019; U.S. Treasury Bonds, 0% to 8.75%, due 11/15/2018 to 11/15/2047; U.S. Treasury Notes, 0.13% to 2.75%, due 10/31/2018 to 8/31/2024, which had an aggregate value at the Trust level of $1,887,000,069.

(3) U.S. Treasury Bills, 0%, due 1/3/2019 to 6/20/2019; U.S. Treasury Notes, 1.00% to 2.38%, due 9/30/2018 to 2/15/2026, which had an aggregate value at the Trust level of $229,547,726.

(4) U.S. Treasury Bills, 0%, due 9/13/2018 to 7/18/2019; U.S. Treasury Bonds, 6.25% to 8.13%, due 8/15/2019 to 8/15/2023; U.S. Treasury Notes, 0.88% to 3.63%, due 8/15/2019 to 8/15/2027, which had an aggregate value at the Trust level of $204,044,201.

(5) Federal Home Loan Mortgage Corp., 1.13% to 3.75%, due 3/27/2019 to 4/15/2019; Federal National Mortgage Association, 1.20% to 1.95%, due 2/19/2019 to 11/9/2020; U.S. Treasury Bills, 0%, due 9/13/2018 to 1/10/2019; U.S. Treasury Notes, 1.38% to 2.88%, due 1/15/2020 to 5/15/2028, which had an aggregate value at the Trust level of $1,326,000,290.

(6) U.S. Treasury Bonds, 0% to 3.75%, due 2/15/2025 to 11/15/2043; U.S. Treasury Notes, 0.63% to 2.75%, due 4/15/2023 to 8/31/2025, which had an aggregate value at the Trust level of $612,000,082.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro MidCap400, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro QQQ®, ProShares UltraPro Russell2000, ProShares UltraPro S&P500®, ProShares UltraPro Short NASDAQ Biotechnology, ProShares UltraPro Short QQQ®, ProShares UltraPro Short S&P500®, ProShares UltraShort Basic Materials, ProShares UltraShort Dow30SM, ProShares UltraShort Financials, ProShares UltraShort MidCap400, ProShares UltraShort QQQ®, ProShares UltraShort S&P500®, ProShares UltraShort SmallCap600 and ProShares UltraShort Utilities (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)

Ultra Dow30SM	139%
Ultra Semiconductors	125%
Ultra Telecommunications	123%
UltraPro Nasdaq Biotechnology	223%

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on August 31, 2018 contractually terminate within 29 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At August 31, 2018, the ProShares Ultra Consumer Services, ProShares Ultra Industrials, ProShares Ultra Oil & Gas, ProShares Ultra QQQ®, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra SmallCap600, ProShares Ultra Telecommunications, ProShares Ultra Utilities, ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro MidCap400, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro QQQ®, ProShares UltraPro Russell2000, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraShort Gold Miners, ProShares UltraShort Oil & Gas and ProShares UltraShort Utilities had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2018 (Unaudited)

•        Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

5. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 29, 2018

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
October 29, 2018